UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ 500 Index Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

% of fund's net assets
Apple, Inc.	3.9
Microsoft Corp.	2.6
Facebook, Inc. Class A	1.9
Amazon.com, Inc.	1.8
Johnson & Johnson	1.6
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Alphabet, Inc. Class A	1.3
Alphabet, Inc. Class C	1.3
19.0

Top Market Sectors as of August 31, 2017

% of fund's net assets
Information Technology	22.9
Health Care	14.3
Financials	13.9
Consumer Discretionary	11.8
Industrials	9.9
Consumer Staples	8.3
Energy	5.5
Utilities	3.2
Real Estate	3.0
Materials	2.8

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 4.3%

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
BorgWarner, Inc.	55	$2,553
Delphi Automotive PLC	74	7,134
The Goodyear Tire & Rubber Co.	71	2,151
		11,838
Automobiles - 0.5%
Ford Motor Co.	1,017	11,218
General Motors Co.	381	13,922
Harley-Davidson, Inc.	49	2,303
		27,443
Distributors - 0.1%
Genuine Parts Co.	40	3,313
LKQ Corp. (a)	86	2,980
		6,293
Diversified Consumer Services - 0.0%
H&R Block, Inc.	59	1,578
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	116	8,060
Chipotle Mexican Grill, Inc. (a)	8	2,534
Darden Restaurants, Inc.	35	2,873
Hilton, Inc.	56	3,602
Marriott International, Inc. Class A	86	8,908
McDonald's Corp.	226	36,153
MGM Mirage, Inc.	134	4,417
Royal Caribbean Cruises Ltd.	47	5,850
Starbucks Corp.	401	21,999
Wyndham Worldwide Corp.	29	2,891
Wynn Resorts Ltd.	22	3,058
Yum! Brands, Inc.	91	6,991
		107,336
Household Durables - 0.4%
D.R. Horton, Inc.	94	3,398
Garmin Ltd.	30	1,545
Leggett & Platt, Inc.	35	1,609
Lennar Corp. Class A	56	2,899
Mohawk Industries, Inc. (a)	18	4,556
Newell Brands, Inc.	134	6,470
PulteGroup, Inc.	80	2,066
Whirlpool Corp.	20	3,432
		25,975
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	109	106,885
Expedia, Inc.	34	5,044
Netflix, Inc. (a)	120	20,965
Priceline Group, Inc. (a)	13	24,077
TripAdvisor, Inc. (a)	30	1,282
		158,253
Leisure Products - 0.1%
Hasbro, Inc.	31	3,046
Mattel, Inc.	98	1,590
		4,636
Media - 3.0%
CBS Corp. Class B	102	6,534
Charter Communications, Inc. Class A (a)	60	23,912
Comcast Corp. Class A	1,297	52,671
Discovery Communications, Inc.:
Class A (a)	44	977
Class C (non-vtg.) (a)	55	1,156
DISH Network Corp. Class A (a)	63	3,609
Interpublic Group of Companies, Inc.	110	2,215
News Corp.:
Class A	115	1,538
Class B	27	370
Omnicom Group, Inc.	64	4,632
Scripps Networks Interactive, Inc. Class A	27	2,313
The Walt Disney Co.	397	40,176
Time Warner, Inc.	215	21,737
Twenty-First Century Fox, Inc.:
Class A	299	8,249
Class B	130	3,523
Viacom, Inc. Class B (non-vtg.)	97	2,774
		176,386
Multiline Retail - 0.4%
Dollar General Corp.	69	5,007
Dollar Tree, Inc. (a)	65	5,177
Kohl's Corp.	48	1,909
Macy's, Inc.	87	1,807
Nordstrom, Inc.	32	1,428
Target Corp.	153	8,343
		23,671
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	20	1,958
AutoZone, Inc. (a)	8	4,228
Best Buy Co., Inc.	73	3,961
CarMax, Inc. (a)	51	3,425
Foot Locker, Inc.	37	1,304
Gap, Inc.	63	1,488
Home Depot, Inc.	326	48,858
L Brands, Inc.	67	2,427
Lowe's Companies, Inc.	238	17,586
O'Reilly Automotive, Inc. (a)	25	4,903
Ross Stores, Inc.	107	6,254
Signet Jewelers Ltd.	19	1,198
Staples, Inc.	186	1,900
Tiffany & Co., Inc.	30	2,742
TJX Companies, Inc.	180	13,014
Tractor Supply Co.	34	2,023
Ulta Beauty, Inc.	16	3,536
		120,805
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	78	3,253
Hanesbrands, Inc.	101	2,450
Michael Kors Holdings Ltd. (a)	45	1,900
NIKE, Inc. Class B	368	19,434
PVH Corp.	21	2,644
Ralph Lauren Corp.	15	1,318
Under Armour, Inc.:
Class A (sub. vtg.) (a)	42	678
Class C (non-vtg.) (a)	63	951
VF Corp.	88	5,533
		38,161

TOTAL CONSUMER DISCRETIONARY		702,375

CONSUMER STAPLES - 8.3%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	49	2,599
Constellation Brands, Inc. Class A (sub. vtg.)	48	9,605
Dr. Pepper Snapple Group, Inc.	51	4,644
Molson Coors Brewing Co. Class B	51	4,577
Monster Beverage Corp. (a)	112	6,252
PepsiCo, Inc.	393	45,482
The Coca-Cola Co.	1,060	48,283
		121,442
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	121	18,966
CVS Health Corp.	283	21,887
Kroger Co.	253	5,533
Sysco Corp.	136	7,163
Wal-Mart Stores, Inc.	410	32,009
Walgreens Boots Alliance, Inc.	236	19,234
		104,792
Food Products - 1.2%
Archer Daniels Midland Co.	158	6,529
Campbell Soup Co.	53	2,449
ConAgra Foods, Inc.	111	3,603
General Mills, Inc.	158	8,415
Hormel Foods Corp.	76	2,336
Kellogg Co.	69	4,517
McCormick & Co., Inc. (non-vtg.)	32	3,044
Mondelez International, Inc.	420	17,077
The Hershey Co.	38	3,987
The J.M. Smucker Co.	28	2,933
The Kraft Heinz Co.	165	13,324
Tyson Foods, Inc. Class A	80	5,064
		73,278
Household Products - 1.7%
Church & Dwight Co., Inc.	69	3,462
Clorox Co.	35	4,849
Colgate-Palmolive Co.	244	17,480
Kimberly-Clark Corp.	98	12,082
Procter & Gamble Co.	706	65,143
		103,016
Personal Products - 0.2%
Coty, Inc. Class A	131	2,172
Estee Lauder Companies, Inc. Class A	62	6,633
		8,805
Tobacco - 1.4%
Altria Group, Inc.	536	33,982
Philip Morris International, Inc.	427	49,929
		83,911

TOTAL CONSUMER STAPLES		495,244

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	117	3,966
Halliburton Co.	231	9,002
Helmerich & Payne, Inc.	31	1,313
National Oilwell Varco, Inc.	104	3,190
Schlumberger Ltd.	385	24,451
TechnipFMC PLC	128	3,306
		45,228
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	155	6,344
Andeavor	42	4,206
Apache Corp.	105	4,078
Cabot Oil & Gas Corp.	128	3,270
Chesapeake Energy Corp. (a)	219	797
Chevron Corp.	521	56,070
Cimarex Energy Co.	27	2,692
Concho Resources, Inc. (a)	41	4,550
ConocoPhillips Co.	343	14,975
Devon Energy Corp.	144	4,522
EOG Resources, Inc.	161	13,683
EQT Corp.	48	2,992
Exxon Mobil Corp.	1,166	89,001
Hess Corp.	75	2,918
Kinder Morgan, Inc.	532	10,284
Marathon Oil Corp.	235	2,613
Marathon Petroleum Corp.	144	7,553
Newfield Exploration Co. (a)	52	1,359
Noble Energy, Inc.	125	2,971
Occidental Petroleum Corp.	205	12,239
ONEOK, Inc.	105	5,687
Phillips 66 Co.	121	10,141
Pioneer Natural Resources Co.	47	6,094
Range Resources Corp.	53	920
The Williams Companies, Inc.	229	6,808
Valero Energy Corp.	124	8,444
		285,211

TOTAL ENERGY		330,439

FINANCIALS - 13.9%
Banks - 6.1%
Bank of America Corp.	2,733	65,291
BB&T Corp.	223	10,278
Citigroup, Inc.	763	51,907
Citizens Financial Group, Inc.	139	4,605
Comerica, Inc.	48	3,276
Fifth Third Bancorp	206	5,383
Huntington Bancshares, Inc.	296	3,727
JPMorgan Chase & Co.	980	89,072
KeyCorp	301	5,180
M&T Bank Corp.	42	6,210
Peoples United Financial, Inc.	38	635
PNC Financial Services Group, Inc.	134	16,805
Regions Financial Corp.	330	4,656
SunTrust Banks, Inc.	132	7,273
U.S. Bancorp	437	22,396
Wells Fargo & Co.	1,239	63,276
Zions Bancorporation	53	2,314
		362,284
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	16	2,827
Ameriprise Financial, Inc.	42	5,817
Bank of New York Mellon Corp.	288	15,057
BlackRock, Inc. Class A	33	13,827
Brighthouse Financial, Inc.	26	1,484
CBOE Holdings, Inc.	26	2,623
Charles Schwab Corp.	338	13,486
CME Group, Inc.	94	11,825
E*TRADE Financial Corp. (a)	76	3,117
Franklin Resources, Inc.	95	4,107
Goldman Sachs Group, Inc.	99	22,150
IntercontinentalExchange, Inc.	164	10,606
Invesco Ltd.	112	3,671
Moody's Corp.	46	6,165
Morgan Stanley	395	17,973
Northern Trust Corp.	60	5,310
Raymond James Financial, Inc.	36	2,820
S&P Global, Inc.	72	11,112
State Street Corp.	98	9,064
T. Rowe Price Group, Inc.	67	5,652
The NASDAQ OMX Group, Inc.	32	2,412
		171,105
Consumer Finance - 0.7%
American Express Co.	209	17,995
Capital One Financial Corp.	134	10,668
Discover Financial Services	104	6,131
Navient Corp.	79	1,043
Synchrony Financial	213	6,558
		42,395
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	525	95,109
Leucadia National Corp.	90	2,131
		97,240
Insurance - 2.6%
AFLAC, Inc.	110	9,081
Allstate Corp.	101	9,141
American International Group, Inc.	244	14,757
Aon PLC	73	10,159
Arthur J. Gallagher & Co.	50	2,895
Assurant, Inc.	16	1,515
Chubb Ltd.	127	17,960
Cincinnati Financial Corp.	41	3,150
Everest Re Group Ltd.	12	3,030
Hartford Financial Services Group, Inc.	102	5,515
Lincoln National Corp.	62	4,207
Loews Corp.	75	3,494
Marsh & McLennan Companies, Inc.	143	11,165
MetLife, Inc.	300	14,049
Principal Financial Group, Inc.	74	4,626
Progressive Corp.	162	7,530
Prudential Financial, Inc.	119	12,148
The Travelers Companies, Inc.	77	9,331
Torchmark Corp.	29	2,232
Unum Group	63	3,035
Willis Group Holdings PLC	35	5,196
XL Group Ltd.	72	2,949
		157,165

TOTAL FINANCIALS		830,189

HEALTH CARE - 14.3%
Biotechnology - 3.1%
AbbVie, Inc.	442	33,283
Alexion Pharmaceuticals, Inc. (a)	62	8,829
Amgen, Inc.	204	36,265
Biogen, Inc. (a)	59	18,677
Celgene Corp. (a)	209	29,036
Gilead Sciences, Inc.	362	30,303
Incyte Corp. (a)	47	6,458
Regeneron Pharmaceuticals, Inc. (a)	21	10,435
Vertex Pharmaceuticals, Inc. (a)	69	11,077
		184,363
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	481	24,502
Align Technology, Inc. (a)	21	3,712
Baxter International, Inc.	135	8,375
Becton, Dickinson & Co.	63	12,565
Boston Scientific Corp. (a)	379	10,441
C.R. Bard, Inc.	20	6,416
Danaher Corp.	170	14,181
Dentsply Sirona, Inc.	63	3,564
Edwards Lifesciences Corp. (a)	58	6,592
Hologic, Inc. (a)	77	2,972
IDEXX Laboratories, Inc. (a)	24	3,730
Intuitive Surgical, Inc. (a)	10	10,047
Medtronic PLC	379	30,555
ResMed, Inc.	39	3,026
Stryker Corp.	80	11,310
The Cooper Companies, Inc.	14	3,512
Varian Medical Systems, Inc. (a)	26	2,763
Zimmer Biomet Holdings, Inc.	56	6,399
		164,662
Health Care Providers & Services - 2.7%
Aetna, Inc.	92	14,508
AmerisourceBergen Corp.	46	3,692
Anthem, Inc.	73	14,311
Cardinal Health, Inc.	87	5,869
Centene Corp. (a)	48	4,265
Cigna Corp.	71	12,926
DaVita HealthCare Partners, Inc. (a)	44	2,577
Envision Healthcare Corp.	34	1,782
Express Scripts Holding Co. (a)	164	10,302
HCA Holdings, Inc. (a)	79	6,214
Henry Schein, Inc. (a)	22	3,821
Humana, Inc.	40	10,305
Laboratory Corp. of America Holdings (a)	28	4,392
McKesson Corp.	58	8,660
Patterson Companies, Inc.	25	963
Quest Diagnostics, Inc.	38	4,117
UnitedHealth Group, Inc.	267	53,106
Universal Health Services, Inc. Class B	25	2,703
		164,513
Health Care Technology - 0.1%
Cerner Corp. (a)	82	5,558
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	89	5,760
Illumina, Inc. (a)	40	8,178
Mettler-Toledo International, Inc. (a)	7	4,236
PerkinElmer, Inc.	31	2,077
Quintiles Transnational Holdings, Inc. (a)	38	3,649
Thermo Fisher Scientific, Inc.	108	20,211
Waters Corp. (a)	22	4,037
		48,148
Pharmaceuticals - 4.8%
Allergan PLC	93	21,342
Bristol-Myers Squibb Co.	457	27,639
Eli Lilly & Co.	269	21,867
Johnson & Johnson	741	98,086
Merck & Co., Inc.	749	47,831
Mylan N.V. (a)	128	4,029
Perrigo Co. PLC	40	3,158
Pfizer, Inc.	1,632	55,357
Zoetis, Inc. Class A	136	8,527
		287,836

TOTAL HEALTH CARE		855,080

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.4%
Arconic, Inc.	122	3,107
General Dynamics Corp.	79	15,907
L3 Technologies, Inc.	21	3,811
Lockheed Martin Corp.	69	21,072
Northrop Grumman Corp.	46	12,522
Raytheon Co.	81	14,743
Rockwell Collins, Inc.	45	5,897
Textron, Inc.	74	3,633
The Boeing Co.	155	37,147
TransDigm Group, Inc.	14	3,649
United Technologies Corp.	204	24,423
		145,911
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	39	2,755
Expeditors International of Washington, Inc.	50	2,805
FedEx Corp.	68	14,578
United Parcel Service, Inc. Class B	191	21,843
		41,981
Airlines - 0.5%
Alaska Air Group, Inc.	34	2,538
American Airlines Group, Inc.	136	6,085
Delta Air Lines, Inc.	196	9,249
Southwest Airlines Co.	167	8,707
United Continental Holdings, Inc. (a)	78	4,833
		31,412
Building Products - 0.4%
A.O. Smith Corp.	42	2,339
Allegion PLC	27	2,125
Fortune Brands Home & Security, Inc.	42	2,626
Johnson Controls International PLC	260	10,293
Masco Corp.	88	3,236
		20,619
Commercial Services & Supplies - 0.3%
Cintas Corp.	24	3,240
Republic Services, Inc.	62	4,045
Stericycle, Inc. (a)	24	1,725
Waste Management, Inc.	103	7,942
		16,952
Construction & Engineering - 0.1%
Fluor Corp.	40	1,543
Jacobs Engineering Group, Inc.	31	1,689
Quanta Services, Inc. (a)	39	1,401
		4,633
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12	2,121
AMETEK, Inc.	63	3,985
Eaton Corp. PLC	124	8,898
Emerson Electric Co.	178	10,509
Fortive Corp.	83	5,393
Rockwell Automation, Inc.	36	5,906
		36,812
Industrial Conglomerates - 2.1%
3M Co.	164	33,508
General Electric Co.	2,390	58,675
Honeywell International, Inc.	211	29,175
Roper Technologies, Inc.	28	6,458
		127,816
Machinery - 1.4%
Caterpillar, Inc.	163	19,151
Cummins, Inc.	43	6,853
Deere & Co.	82	9,506
Dover Corp.	43	3,650
Flowserve Corp.	38	1,493
Illinois Tool Works, Inc.	86	11,826
Ingersoll-Rand PLC	71	6,063
PACCAR, Inc.	97	6,434
Parker Hannifin Corp.	37	5,953
Pentair PLC	46	2,854
Snap-On, Inc.	16	2,361
Stanley Black & Decker, Inc.	42	6,048
Xylem, Inc.	50	3,104
		85,296
Professional Services - 0.3%
Equifax, Inc.	33	4,702
IHS Markit Ltd. (a)	87	4,075
Nielsen Holdings PLC	93	3,613
Robert Half International, Inc.	37	1,676
Verisk Analytics, Inc. (a)	42	3,404
		17,470
Road & Rail - 0.9%
CSX Corp.	256	12,851
J.B. Hunt Transport Services, Inc.	24	2,373
Kansas City Southern	30	3,103
Norfolk Southern Corp.	80	9,642
Union Pacific Corp.	224	23,587
		51,556
Trading Companies & Distributors - 0.2%
Fastenal Co.	80	3,414
United Rentals, Inc. (a)	23	2,715
W.W. Grainger, Inc.	15	2,439
		8,568

TOTAL INDUSTRIALS		589,026

INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,387	44,675
F5 Networks, Inc. (a)	18	2,149
Harris Corp.	34	4,179
Juniper Networks, Inc.	105	2,912
Motorola Solutions, Inc.	45	3,965
		57,880
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	84	6,799
Corning, Inc.	255	7,334
FLIR Systems, Inc.	36	1,368
TE Connectivity Ltd.	98	7,801
		23,302
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	48	2,263
Alphabet, Inc.:
Class A (a)	82	78,330
Class C (a)	82	77,025
eBay, Inc. (a)	278	10,044
Facebook, Inc. Class A (a)	650	111,781
VeriSign, Inc. (a)	25	2,594
		282,037
IT Services - 3.9%
Accenture PLC Class A	172	22,491
Alliance Data Systems Corp.	16	3,608
Automatic Data Processing, Inc.	124	13,202
Cognizant Technology Solutions Corp. Class A	163	11,536
CSRA, Inc.	38	1,197
DXC Technology Co.	79	6,715
Fidelity National Information Services, Inc.	91	8,456
Fiserv, Inc. (a)	59	7,299
Gartner, Inc. (a)	25	3,015
Global Payments, Inc.	42	4,011
IBM Corp.	237	33,898
MasterCard, Inc. Class A	260	34,658
Paychex, Inc.	88	5,019
PayPal Holdings, Inc. (a)	310	19,121
The Western Union Co.	131	2,479
Total System Services, Inc.	45	3,110
Visa, Inc. Class A	504	52,174
		231,989
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	215	2,795
Analog Devices, Inc.	102	8,534
Applied Materials, Inc.	298	13,446
Broadcom Ltd.	111	27,980
Intel Corp.	1,306	45,801
KLA-Tencor Corp.	43	4,029
Lam Research Corp.	45	7,469
Microchip Technology, Inc.	63	5,468
Micron Technology, Inc. (a)	288	9,207
NVIDIA Corp.	165	27,958
Qorvo, Inc. (a)	35	2,563
Qualcomm, Inc.	409	21,378
Skyworks Solutions, Inc.	51	5,373
Texas Instruments, Inc.	263	21,782
Xilinx, Inc.	68	4,492
		208,275
Software - 5.0%
Activision Blizzard, Inc.	192	12,588
Adobe Systems, Inc. (a)	137	21,257
ANSYS, Inc. (a)	24	3,092
Autodesk, Inc. (a)	54	6,181
CA Technologies, Inc.	87	2,887
Citrix Systems, Inc. (a)	42	3,285
Electronic Arts, Inc. (a)	86	10,449
Intuit, Inc.	67	9,477
Microsoft Corp.	2,122	158,662
Oracle Corp.	833	41,925
Red Hat, Inc. (a)	49	5,268
Salesforce.com, Inc. (a)	178	16,997
Symantec Corp.	168	5,037
Synopsys, Inc. (a)	41	3,297
		300,402
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,435	235,331
Hewlett Packard Enterprise Co.	461	8,326
HP, Inc.	467	8,910
NetApp, Inc.	75	2,900
Seagate Technology LLC	83	2,617
Western Digital Corp.	81	7,150
Xerox Corp.	61	1,968
		267,202

TOTAL INFORMATION TECHNOLOGY		1,371,087

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	60	8,722
Albemarle Corp. U.S.	31	3,604
CF Industries Holdings, Inc.	66	1,913
Eastman Chemical Co.	40	3,448
Ecolab, Inc.	69	9,198
FMC Corp.	37	3,190
International Flavors & Fragrances, Inc.	22	3,011
LyondellBasell Industries NV Class A	91	8,244
Monsanto Co.	121	14,181
PPG Industries, Inc.	71	7,407
Praxair, Inc.	78	10,260
Sherwin-Williams Co.	21	7,125
The Dow Chemical Co.	618	41,190
The Mosaic Co.	99	1,978
		123,471
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	16	3,392
Vulcan Materials Co.	35	4,244
		7,636
Containers & Packaging - 0.3%
Avery Dennison Corp.	25	2,357
Ball Corp.	96	3,839
International Paper Co.	114	6,141
Packaging Corp. of America	26	2,923
Sealed Air Corp.	55	2,441
WestRock Co.	69	3,927
		21,628
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	369	5,454
Newmont Mining Corp.	147	5,636
Nucor Corp.	88	4,850
		15,940

TOTAL MATERIALS		168,675

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	25	3,033
American Tower Corp.	115	17,026
Apartment Investment & Management Co. Class A	41	1,859
AvalonBay Communities, Inc.	38	7,134
Boston Properties, Inc.	42	5,065
Crown Castle International Corp.	111	12,037
Digital Realty Trust, Inc.	44	5,207
Duke Realty Corp.	98	2,913
Equinix, Inc.	22	10,305
Equity Residential (SBI)	101	6,782
Essex Property Trust, Inc.	18	4,787
Extra Space Storage, Inc.	35	2,717
Federal Realty Investment Trust (SBI)	20	2,539
General Growth Properties, Inc.	161	3,341
HCP, Inc.	129	3,845
Host Hotels & Resorts, Inc.	204	3,696
Iron Mountain, Inc.	68	2,681
Kimco Realty Corp.	119	2,335
Mid-America Apartment Communities, Inc.	31	3,300
Prologis, Inc.	150	9,504
Public Storage	41	8,419
Realty Income Corp.	67	3,857
Regency Centers Corp.	40	2,573
SBA Communications Corp. Class A (a)	33	5,067
Simon Property Group, Inc.	86	13,489
SL Green Realty Corp.	29	2,795
The Macerich Co.	34	1,794
UDR, Inc.	74	2,873
Ventas, Inc.	98	6,707
Vornado Realty Trust	47	3,501
Welltower, Inc.	101	7,395
Weyerhaeuser Co.	208	6,783
		175,359
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	83	2,995

TOTAL REAL ESTATE		178,354

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,692	63,382
CenturyLink, Inc.	151	2,978
Level 3 Communications, Inc. (a)	81	4,409
Verizon Communications, Inc.	1,123	53,870
		124,639
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	60	2,564
American Electric Power Co., Inc.	134	9,866
Duke Energy Corp.	193	16,849
Edison International	93	7,457
Entergy Corp.	49	3,879
Eversource Energy	86	5,418
Exelon Corp.	257	9,733
FirstEnergy Corp.	122	3,975
NextEra Energy, Inc.	130	19,566
PG&E Corp.	141	9,924
Pinnacle West Capital Corp.	27	2,429
PPL Corp.	187	7,338
Southern Co.	275	13,272
Xcel Energy, Inc.	136	6,732
		119,002
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	89	2,217
The AES Corp.	186	2,053
		4,270
Multi-Utilities - 1.0%
Ameren Corp.	67	4,019
CenterPoint Energy, Inc.	119	3,525
CMS Energy Corp.	76	3,689
Consolidated Edison, Inc.	84	7,079
Dominion Resources, Inc.	175	13,785
DTE Energy Co.	49	5,504
NiSource, Inc.	90	2,418
Public Service Enterprise Group, Inc.	140	6,558
SCANA Corp.	39	2,355
Sempra Energy	69	8,137
WEC Energy Group, Inc.	86	5,609
		62,678
Water Utilities - 0.1%
American Water Works Co., Inc.	49	3,964

TOTAL UTILITIES		189,914

TOTAL COMMON STOCKS
(Cost $5,788,707)		5,835,022

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $126,777)	126,752	126,777
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,915,484)		5,961,799
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,392
NET ASSETS - 100%		$5,976,191

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Sept. 2017	$123,505	$1,628	$1,628

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$415
Total	$415

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,628	$0
Total Equity Risk	1,628	0
Total Value of Derivatives	$1,628	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period and receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statements of Assets and Liabilities..

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,788,707)	$5,835,022
Fidelity Central Funds (cost $126,777)	126,777
Total Investment in Securities (cost $5,915,484)		$5,961,799
Segregated cash with brokers for derivative instruments		4,200
Cash		1,410
Receivable for investments sold		20,144
Receivable for fund shares sold		607
Dividends receivable		12,690
Distributions receivable from Fidelity Central Funds		153
Receivable for daily variation margin on futures contracts		715
Total assets		6,001,718
Liabilities
Payable for investments purchased	$25,527
Total liabilities		25,527
Net Assets		$5,976,191
Net Assets consist of:
Paid in capital		$5,912,967
Undistributed net investment income		17,935
Accumulated undistributed net realized gain (loss) on investments		(2,654)
Net unrealized appreciation (depreciation) on investments		47,943
Net Assets, for 567,321 shares outstanding		$5,976,191
Net Asset Value, offering price and redemption price per share ($5,976,191 ÷ 567,321 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to August 31, 2017 (Unaudited)
Investment Income
Dividends		$19,930
Income from Fidelity Central Funds		415
Total income		20,345
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		20,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,654)
Total net realized gain (loss)		(2,654)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	46,315
Futures contracts	1,628
Total change in net unrealized appreciation (depreciation)		47,943
Net gain (loss)		45,289
Net increase (decrease) in net assets resulting from operations		$65,633

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to August 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,344
Net realized gain (loss)	(2,654)
Change in net unrealized appreciation (depreciation)	47,943
Net increase (decrease) in net assets resulting from operations	65,633
Distributions to shareholders from net investment income	(2,409)
Share transactions
Proceeds from sales of shares	6,205,075
Reinvestment of distributions	2,409
Cost of shares redeemed	(294,517)
Net increase (decrease) in net assets resulting from share transactions	5,912,967
Total increase (decrease) in net assets	5,976,191
Net Assets
Beginning of period	–
End of period	$5,976,191
Other Information
Undistributed net investment income end of period	$17,935
Shares
Sold	595,386
Issued in reinvestment of distributions	234
Redeemed	(28,299)
Net increase (decrease)	567,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex 500 Index Fund

Six months ended (Unaudited) August 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.43
Total from investment operations	.55
Distributions from net investment income	(.02)
Total distributions	(.02)
Net asset value, end of period	$10.53
Total ReturnC	5.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	2.42%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,976
Portfolio turnover rateH	12%I

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$170,789
Gross unrealized depreciation	(127,277)
Net unrealized appreciation (depreciation)	$43,512
Tax cost	$5,919,915

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $0 and a change in net unrealized appreciation (depreciation) of $1,628 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,031,628 and $235,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to August 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2017	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,054.60	$--C
Hypothetical-D		$1,000.00	$1,025.21	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amounts represent less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period March 9, 2017 to August 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex 500 Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its July 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC for the fund to decrease the sub-advisory fees paid to the sub-adviser (Amended Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-adviser to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family. At its January 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations.

The Board noted that the fund is available through a new bundled fee offering for plans that are recordkept by Fidelity Investments. The Board considered that, while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee and the sub-adviser receives compensation from FMR. The Board noted at its January 2017 meeting that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Because the Board was approving an arrangement with the sub-adviser under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Amended Contract is fair and reasonable, and that the fund's Amended Contract should be approved.

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Boston, MA 02210

www.fidelity.com

Z5I-SANN-1017
1.9881570.100

Fidelity® Total Market Index Fund
Investor Class and Premium Class

Fidelity® Extended Market Index Fund
Investor Class and Premium Class

Fidelity® International Index Fund
Investor Class and Premium Class

Semi-Annual Report

August 31, 2017

Contents

Fidelity® Total Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.9
Microsoft Corp.	2.3	2.0
Facebook, Inc. Class A	1.6	1.3
Amazon.com, Inc.	1.5	1.3
Johnson & Johnson	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.3
Exxon Mobil Corp.	1.3	1.4
JPMorgan Chase & Co.	1.3	1.3
Alphabet, Inc. Class A	1.1	1.0
Alphabet, Inc. Class C	1.1	1.0
	16.3

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	20.6
Financials	14.6	15.3
Health Care	14.1	13.3
Consumer Discretionary	12.4	12.4
Industrials	10.6	10.7
Consumer Staples	7.5	8.3
Energy	5.3	6.2
Real Estate	4.1	4.0
Materials	3.3	3.3
Utilities	3.3	3.2

Fidelity® Total Market Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC	159,281	$11,257,981
American Axle & Manufacturing Holdings, Inc. (a)	148,067	2,163,259
Autoliv, Inc. (b)	151,190	16,422,258
BorgWarner, Inc.	350,359	16,260,161
Clean Diesel Technologies, Inc. (a)(b)	8,475	18,052
Cooper Tire & Rubber Co.	91,978	3,090,461
Cooper-Standard Holding, Inc. (a)	32,523	3,271,163
Dana Holding Corp.	235,295	5,663,551
Delphi Automotive PLC	456,707	44,026,555
Dorman Products, Inc. (a)	55,243	3,669,240
Fox Factory Holding Corp. (a)	56,459	2,258,360
Gentex Corp.	483,427	8,832,211
Gentherm, Inc. (a)	58,309	1,816,325
Hertz Global Holdings, Inc. (a)(b)	124,860	2,714,456
Horizon Global Corp. (a)(b)	41,718	717,550
LCI Industries	43,682	4,315,782
Lear Corp.	119,894	17,928,949
Modine Manufacturing Co. (a)	88,001	1,421,216
Motorcar Parts of America, Inc. (a)	32,435	852,067
Shiloh Industries, Inc. (a)	23,634	207,034
Standard Motor Products, Inc.	32,576	1,436,602
Stoneridge, Inc. (a)	43,907	727,100
Strattec Security Corp.	4,334	136,088
Superior Industries International, Inc.	39,790	582,924
Sypris Solutions, Inc. (a)	16,848	27,631
Tenneco, Inc.	96,642	5,237,996
The Goodyear Tire & Rubber Co.	424,185	12,852,806
Tower International, Inc.	31,785	713,573
UQM Technologies, Inc. (a)	38,648	34,783
Visteon Corp. (a)	57,388	6,624,871
VOXX International Corp. (a)(b)	39,260	318,006
Workhorse Group, Inc. (a)(b)	43,808	147,633
		175,746,644
Automobiles - 0.6%
Ford Motor Co.	6,679,951	73,679,860
General Motors Co.	2,352,167	85,948,182
Harley-Davidson, Inc. (b)	295,888	13,909,695
REV Group, Inc. (b)	22,528	567,480
Tesla, Inc. (a)(b)	217,184	77,295,786
Thor Industries, Inc.	80,273	8,720,859
Winnebago Industries, Inc. (b)	45,507	1,645,078
		261,766,940
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,037,023
Educational Development Corp. (b)	2,866	30,236
Genuine Parts Co.	248,224	20,560,394
LKQ Corp. (a)	538,255	18,650,536
Pool Corp.	71,179	7,095,835
Weyco Group, Inc.	5,169	142,406
		48,516,430
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	24,607	453,999
Ascent Capital Group, Inc. (a)	16,905	167,867
Bridgepoint Education, Inc. (a)	27,580	243,531
Bright Horizons Family Solutions, Inc. (a)	83,097	6,641,943
Cambium Learning Group, Inc. (a)	12,514	73,332
Capella Education Co.	20,930	1,409,636
Career Education Corp. (a)	109,234	1,049,739
Carriage Services, Inc.	24,048	588,936
Chegg, Inc. (a)(b)	135,548	1,923,426
Collectors Universe, Inc.	6,416	154,176
DeVry, Inc.	101,372	3,466,922
Graham Holdings Co.	8,772	5,150,918
Grand Canyon Education, Inc. (a)	82,727	6,787,750
H&R Block, Inc.	348,246	9,312,098
Houghton Mifflin Harcourt Co. (a)	170,821	1,742,374
K12, Inc. (a)	59,099	1,059,054
Laureate Education, Inc. Class A	104,594	1,531,256
Liberty Tax, Inc.	8,571	115,280
Lincoln Educational Services Corp. (a)	15,671	43,879
National American University Holdings, Inc.	5,378	11,616
Regis Corp. (a)	52,945	703,110
Service Corp. International	317,953	11,236,459
ServiceMaster Global Holdings, Inc. (a)	236,280	11,133,514
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,474,553
Strayer Education, Inc.	17,939	1,435,299
Universal Technical Institute, Inc. (a)	29,419	104,143
Weight Watchers International, Inc. (a)	50,480	2,362,969
		72,377,779
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	423,578	17,235,389
Belmond Ltd. Class A (a)	147,743	1,883,723
Biglari Holdings, Inc. (a)	2,475	736,956
BJ's Restaurants, Inc. (a)	35,904	1,080,710
Bloomin' Brands, Inc.	181,456	3,086,567
Bob Evans Farms, Inc.	36,126	2,484,746
Bojangles', Inc. (a)(b)	24,608	328,517
Boyd Gaming Corp.	147,259	3,893,528
Bravo Brio Restaurant Group, Inc. (a)	12,451	34,240
Brinker International, Inc.	77,201	2,410,215
Buffalo Wild Wings, Inc. (a)	29,848	3,066,882
Caesars Entertainment Corp. (a)(b)	91,365	1,059,834
Carnival Corp.	714,595	49,650,061
Carrols Restaurant Group, Inc. (a)	61,598	671,418
Century Casinos, Inc. (a)	28,742	196,883
Chipotle Mexican Grill, Inc. (a)(b)	49,526	15,685,379
Choice Hotels International, Inc.	66,238	4,110,068
Churchill Downs, Inc.	21,995	4,297,823
Chuy's Holdings, Inc. (a)(b)	26,361	495,587
ClubCorp Holdings, Inc.	105,707	1,797,019
Cracker Barrel Old Country Store, Inc. (b)	40,400	6,005,864
Darden Restaurants, Inc.	211,433	17,356,535
Dave & Buster's Entertainment, Inc. (a)	61,208	3,578,220
Del Frisco's Restaurant Group, Inc. (a)	37,615	526,610
Del Taco Restaurants, Inc. (a)(b)	75,328	1,060,618
Denny's Corp. (a)	117,334	1,403,315
DineEquity, Inc.	27,200	1,081,200
Domino's Pizza, Inc.	81,781	14,905,405
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,493
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc.	86,128	232,546
Dunkin' Brands Group, Inc.	155,091	7,996,492
El Pollo Loco Holdings, Inc. (a)(b)	42,298	480,082
Eldorado Resorts, Inc. (a)(b)	69,377	1,595,671
Empire Resorts, Inc. (a)(b)	4,022	93,914
Extended Stay America, Inc. unit	338,299	6,627,277
Famous Dave's of America, Inc. (a)(b)	7,623	33,160
Fiesta Restaurant Group, Inc. (a)(b)	50,677	881,780
Fogo de Chao, Inc. (a)	21,909	277,149
Golden Entertainment, Inc. (a)	12,680	288,090
Good Times Restaurants, Inc. (a)	7,939	22,229
Habit Restaurants, Inc. Class A (a)(b)	36,946	480,298
Hilton Grand Vacations, Inc.	107,778	3,906,953
Hilton, Inc.	350,021	22,516,851
Hyatt Hotels Corp. Class A (a)	85,165	5,068,169
ILG, Inc.	190,126	5,019,326
International Speedway Corp. Class A	44,736	1,594,838
J. Alexanders Holdings, Inc. (a)	20,559	203,534
Jack in the Box, Inc.	50,437	4,721,912
Jamba, Inc. (a)(b)	19,136	188,298
Kona Grill, Inc. (a)(b)	8,466	25,398
La Quinta Holdings, Inc. (a)	128,968	2,037,694
Las Vegas Sands Corp.	629,877	39,184,648
Lindblad Expeditions Holdings (a)	22,275	247,698
Luby's, Inc. (a)	14,614	38,727
Marcus Corp.	30,096	749,390
Marriott International, Inc. Class A	529,166	54,811,014
Marriott Vacations Worldwide Corp. (b)	42,588	4,955,540
McDonald's Corp.	1,396,519	223,401,144
MGM Mirage, Inc.	840,509	27,703,177
Monarch Casino & Resort, Inc. (a)	16,794	597,363
Nathan's Famous, Inc. (a)	3,561	208,497
Noodles & Co. (a)(b)	28,579	110,029
Norwegian Cruise Line Holdings Ltd. (a)	304,314	18,094,510
Papa John's International, Inc. (b)	42,981	3,214,549
Papa Murphy's Holdings, Inc. (a)(b)	22,690	115,946
Park Hotels & Resorts, Inc.	268,171	7,157,484
Penn National Gaming, Inc. (a)	158,816	3,524,127
Pinnacle Entertainment, Inc. (a)	94,638	1,845,441
Planet Fitness, Inc.	118,106	2,996,349
Playa Hotels & Resorts NV	140,860	1,460,718
Potbelly Corp. (a)	30,614	367,368
Rave Restaurant Group, Inc. (a)(b)	9,079	13,165
Rave Restaurant Group, Inc. rights (b)	9,079	152
RCI Hospitality Holdings, Inc.	15,482	360,731
Red Lion Hotels Corp. (a)	6,989	48,923
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,204,923
Red Rock Resorts, Inc.	72,993	1,649,642
Royal Caribbean Cruises Ltd.	285,089	35,482,177
Ruby Tuesday, Inc. (a)	88,086	189,385
Ruth's Hospitality Group, Inc.	42,076	822,586
Scientific Games Corp. Class A (a)(b)	89,331	3,144,451
SeaWorld Entertainment, Inc. (b)	103,555	1,344,144
Shake Shack, Inc. Class A (a)(b)	35,538	1,098,835
Six Flags Entertainment Corp.	140,263	7,654,152
Sonic Corp. (b)	74,649	1,747,533
Speedway Motorsports, Inc.	23,497	488,973
Starbucks Corp.	2,484,039	136,274,380
Texas Roadhouse, Inc. Class A	113,067	5,365,029
The Cheesecake Factory, Inc. (b)	75,769	3,139,110
Town Sports International Holdings, Inc. (a)	13,107	77,331
U.S. Foods Holding Corp. (a)	221,001	6,066,477
Vail Resorts, Inc.	67,071	15,288,834
Wendy's Co.	328,867	4,906,696
Wingstop, Inc.	55,195	1,788,870
Wyndham Worldwide Corp.	177,047	17,648,045
Wynn Resorts Ltd. (b)	138,056	19,188,403
Yum! Brands, Inc.	570,420	43,819,664
Zoe's Kitchen, Inc. (a)(b)	27,188	349,910
		924,383,691
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	186,188
Bassett Furniture Industries, Inc.	15,479	554,922
Beazer Homes U.S.A., Inc. (a)	65,476	976,247
CalAtlantic Group, Inc.	137,770	4,787,508
Cavco Industries, Inc. (a)	13,938	1,875,358
Century Communities, Inc. (a)	33,155	747,645
Comstock Holding Companies, Inc. (a)	1,496	2,902
CSS Industries, Inc.	16,118	431,640
D.R. Horton, Inc.	588,321	21,267,804
Dixie Group, Inc. (a)	11,105	45,531
Emerson Radio Corp. (a)	23,724	26,096
Ethan Allen Interiors, Inc. (b)	53,577	1,567,127
Flexsteel Industries, Inc.	9,186	417,963
Garmin Ltd. (b)	197,296	10,160,744
GoPro, Inc. Class A (a)(b)	162,726	1,498,706
Green Brick Partners, Inc. (a)	37,398	353,411
Helen of Troy Ltd. (a)	44,560	4,023,768
Hooker Furniture Corp.	17,507	704,657
Hovnanian Enterprises, Inc. Class A (a)	177,163	322,437
Installed Building Products, Inc. (a)	34,760	2,005,652
iRobot Corp. (a)(b)	46,436	4,430,923
KB Home (b)	179,193	3,834,730
Koss Corp. (a)	2,669	3,817
La-Z-Boy, Inc.	79,546	1,897,172
Leggett & Platt, Inc.	221,974	10,204,145
Lennar Corp. Class A	361,788	18,726,147
LGI Homes, Inc. (a)(b)	30,018	1,276,966
Libbey, Inc.	30,735	251,105
Lifetime Brands, Inc.	14,046	244,400
M.D.C. Holdings, Inc.	74,685	2,333,906
M/I Homes, Inc. (b)	40,257	990,322
Meritage Homes Corp. (a)	64,418	2,621,813
Mohawk Industries, Inc. (a)	107,436	27,194,200
NACCO Industries, Inc. Class A	7,854	569,415
New Home Co. LLC (a)	17,775	183,438
Newell Brands, Inc.	823,827	39,774,368
Nova LifeStyle, Inc. (a)(b)	26,136	31,886
NVR, Inc. (a)	5,916	16,096,549
PICO Holdings, Inc. (a)	33,668	547,105
PulteGroup, Inc.	477,718	12,334,679
Skyline Corp. (a)	21,741	259,370
Stanley Furniture Co., Inc.	5,699	6,383
Taylor Morrison Home Corp. (a)	166,089	3,358,320
Tempur Sealy International, Inc. (a)(b)	77,783	4,814,768
Toll Brothers, Inc.	253,725	9,885,126
TopBuild Corp. (a)	72,015	4,274,090
TRI Pointe Homes, Inc. (a)(b)	267,734	3,410,931
Tupperware Brands Corp.	86,145	4,985,211
Turtle Beach Corp. (a)(b)	6,672	4,670
Universal Electronics, Inc. (a)	25,010	1,464,336
Vuzix Corp. (a)(b)	22,003	127,617
Whirlpool Corp.	126,716	21,747,000
William Lyon Homes, Inc. (a)(b)	35,265	846,007
Zagg, Inc. (a)	38,365	483,399
		251,170,620
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	473,922
Amazon.com, Inc. (a)	679,412	666,231,407
Duluth Holdings, Inc. (a)(b)	12,299	240,937
Etsy, Inc. (a)(b)	161,975	2,651,531
EVINE Live, Inc. (a)	71,405	71,048
Expedia, Inc.	205,735	30,522,845
FTD Companies, Inc. (a)	25,393	340,012
Gaia, Inc. Class A (a)	12,609	140,590
Groupon, Inc. (a)(b)	645,768	2,867,210
HSN, Inc.	58,131	2,133,408
Lands' End, Inc. (a)(b)	26,352	320,177
Liberty Expedia Holdings, Inc.	99,495	5,441,382
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	144,556	8,898,867
Series A (a)	751,358	16,620,039
Liberty TripAdvisor Holdings, Inc. (a)	119,998	1,601,973
Netflix, Inc. (a)	737,411	128,833,076
NutriSystem, Inc.	50,522	2,743,345
Overstock.com, Inc. (a)(b)	24,847	545,392
PetMed Express, Inc. (b)	32,292	1,171,231
Priceline Group, Inc. (a)	83,939	155,461,743
Shutterfly, Inc. (a)	54,203	2,470,573
TripAdvisor, Inc. (a)(b)	187,324	8,004,355
U.S. Auto Parts Network, Inc. (a)	5,048	14,740
Wayfair LLC Class A (a)(b)	53,340	3,787,673
		1,041,587,476
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	1,574,831
Brunswick Corp.	157,212	8,250,486
Callaway Golf Co.	178,654	2,490,437
Clarus Corp. (a)	32,583	236,227
Escalade, Inc.	7,022	84,615
Hasbro, Inc.	191,773	18,841,697
JAKKS Pacific, Inc. (a)(b)	19,661	67,830
Johnson Outdoors, Inc. Class A	8,158	520,480
Malibu Boats, Inc. Class A (a)	36,393	981,519
Marine Products Corp.	11,741	182,925
Mattel, Inc. (b)	607,515	9,853,893
MCBC Holdings, Inc. (a)	21,350	365,939
Nautilus, Inc. (a)	46,907	766,929
Polaris Industries, Inc. (b)	100,575	9,376,607
Sturm, Ruger & Co., Inc. (b)	33,314	1,525,781
Summer Infant, Inc. (a)	32,605	66,514
Vista Outdoor, Inc. (a)(b)	94,769	1,942,765
		57,129,475
Media - 3.0%
A.H. Belo Corp. Class A	22,177	110,885
AMC Entertainment Holdings, Inc. Class A (b)	98,115	1,314,741
AMC Networks, Inc. Class A (a)	101,098	6,144,736
Ballantyne of Omaha, Inc. (a)	17,964	113,173
Cable One, Inc.	8,311	6,305,888
CBS Corp. Class B	648,125	41,518,888
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	484,977
Charter Communications, Inc. Class A (a)	368,979	147,052,891
Cinedigm Corp. (a)(b)	5,614	8,477
Cinemark Holdings, Inc.	176,432	5,873,421
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	221,987
Comcast Corp. Class A	8,100,248	328,951,071
Cumulus Media, Inc. Class A (a)(b)	17,877	6,972
Daily Journal Corp. (a)	644	135,176
Discovery Communications, Inc.:
Class A (a)(b)	247,368	5,494,043
Class C (non-vtg.) (a)	376,024	7,900,264
DISH Network Corp. Class A (a)	387,018	22,172,261
E.W. Scripps Co. Class A (a)(b)	104,171	1,862,577
Emmis Communications Corp. Class A (a)	1,993	5,281
Entercom Communications Corp. Class A (b)	42,593	438,708
Entravision Communication Corp. Class A	112,796	626,018
Gannett Co., Inc.	225,017	1,910,394
Global Eagle Entertainment, Inc. (a)(b)	84,431	260,892
Gray Television, Inc. (a)	109,585	1,567,066
Harte-Hanks, Inc. (a)	45,482	40,856
Hemisphere Media Group, Inc. (a)(b)	10,964	141,984
Insignia Systems, Inc.	5,038	5,290
Interpublic Group of Companies, Inc.	672,240	13,538,914
John Wiley & Sons, Inc. Class A	79,959	4,313,788
Lee Enterprises, Inc. (a)(b)	58,988	123,875
Liberty Broadband Corp.:
Class A (a)	36,926	3,745,404
Class C (a)	130,665	13,266,417
Liberty Global PLC:
Class A (a)	432,377	14,700,818
Class C (a)	1,083,957	35,803,100
LiLAC Class A (a)(b)	77,452	2,014,527
LiLAC Class C (a)	214,602	5,534,586
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	348,404
Liberty Braves Class C (a)	68,302	1,671,350
Liberty Formula One Group Series C (a)(b)	232,999	9,156,861
Liberty Media Class A (a)(b)	28,511	1,081,422
Liberty SiriusXM Series A(a)	131,422	5,874,563
Liberty SiriusXM Series C (a)	317,236	14,151,898
Lions Gate Entertainment Corp.:
Class A (b)	84,440	2,510,401
Class B (b)	201,823	5,665,172
Live Nation Entertainment, Inc. (a)	224,734	8,980,371
Loral Space & Communications Ltd. (a)	20,272	920,349
Meredith Corp.	62,660	3,405,571
MSG Network, Inc. Class A (a)	103,460	2,219,217
National CineMedia, Inc.	108,730	588,229
New Media Investment Group, Inc.	89,861	1,239,183
News Corp.:
Class A	717,388	9,591,478
Class B	130,013	1,781,178
Nexstar Broadcasting Group, Inc. Class A (b)	74,709	4,497,482
Omnicom Group, Inc. (b)	395,017	28,591,330
Reading International, Inc. Class A (a)	17,900	282,104
Regal Entertainment Group Class A	191,111	2,822,709
RLJ Entertainment, Inc. (a)	5,726	17,980
Saga Communications, Inc. Class A	3,882	158,580
Salem Communications Corp. Class A	10,842	65,594
Scholastic Corp.	44,904	1,770,565
Scripps Networks Interactive, Inc. Class A	162,026	13,877,527
Sinclair Broadcast Group, Inc. Class A	119,056	3,601,444
Sirius XM Holdings, Inc. (b)	2,845,102	16,359,337
Tegna, Inc.	350,960	4,429,115
The Madison Square Garden Co. (a)	25,883	5,500,396
The McClatchy Co. Class A (a)	6,072	44,204
The New York Times Co. Class A	207,571	3,871,199
The Walt Disney Co.	2,487,987	251,784,284
Time Warner, Inc.	1,326,649	134,124,214
Time, Inc.	173,717	2,284,379
Townsquare Media, Inc. (a)	1,285	12,824
Tribune Media Co. Class A	123,479	4,947,804
tronc, Inc. (a)	51,781	751,342
Twenty-First Century Fox, Inc.:
Class A	1,810,082	49,940,162
Class B	830,892	22,517,173
Urban One, Inc. Class D (non-vtg.) (a)	32,336	56,588
Viacom, Inc. Class B (non-vtg.)	632,315	18,084,209
World Wrestling Entertainment, Inc. Class A	69,670	1,518,806
		1,314,807,344
Multiline Retail - 0.3%
Big Lots, Inc. (b)	72,215	3,437,434
Dillard's, Inc. Class A (b)	40,152	2,441,242
Dollar General Corp.	429,076	31,133,755
Dollar Tree, Inc. (a)	405,144	32,265,668
Fred's, Inc. Class A (b)	52,965	313,553
JC Penney Corp., Inc. (a)(b)	535,524	2,072,478
Kohl's Corp.	300,366	11,948,559
Macy's, Inc.	517,789	10,754,478
Nordstrom, Inc. (b)	185,779	8,289,459
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	79,892	3,343,480
Sears Holdings Corp. (a)(b)	98,150	805,812
Target Corp.	944,954	51,528,342
The Bon-Ton Stores, Inc. (a)(b)	19,775	13,052
Tuesday Morning Corp. (a)(b)	61,992	139,482
		158,486,794
Specialty Retail - 2.0%
Aaron's, Inc. Class A	106,680	4,722,724
Abercrombie & Fitch Co. Class A	133,398	1,699,491
Advance Auto Parts, Inc.	124,902	12,227,906
America's Car Mart, Inc. (a)(b)	10,422	400,205
American Eagle Outfitters, Inc.	303,607	3,628,104
Armstrong Flooring, Inc. (a)	37,094	553,442
Asbury Automotive Group, Inc. (a)	40,476	2,179,633
Ascena Retail Group, Inc. (a)(b)	266,405	543,466
AutoNation, Inc. (a)(b)	112,063	5,084,298
AutoZone, Inc. (a)	48,090	25,412,680
Barnes & Noble Education, Inc. (a)	60,796	314,923
Barnes & Noble, Inc.	82,041	635,818
bebe stores, Inc. (a)(b)	6,695	36,956
Bed Bath & Beyond, Inc.	241,299	6,657,439
Best Buy Co., Inc.	452,794	24,568,602
Big 5 Sporting Goods Corp.	23,104	176,746
Boot Barn Holdings, Inc. (a)(b)	24,133	195,477
Build-A-Bear Workshop, Inc. (a)	15,205	139,886
Burlington Stores, Inc. (a)	117,818	10,265,482
Cabela's, Inc. Class A (a)	89,589	4,810,929
Caleres, Inc.	81,369	2,195,336
CarMax, Inc. (a)(b)	313,461	21,048,906
Cars.com, Inc. (b)	116,986	3,025,258
Chico's FAS, Inc.	231,778	1,780,055
Christopher & Banks Corp. (a)	57,707	74,442
Citi Trends, Inc.	19,731	357,723
Conn's, Inc. (a)(b)	39,904	692,334
Destination Maternity Corp. (a)	22,235	26,682
Destination XL Group, Inc. (a)(b)	51,406	95,101
Dick's Sporting Goods, Inc.	145,373	3,832,032
DSW, Inc. Class A (b)	144,844	2,683,959
Express, Inc. (a)	127,643	813,086
Finish Line, Inc. Class A (b)	63,867	532,012
Five Below, Inc. (a)(b)	100,983	4,803,761
Floor & Decor Holdings, Inc. Class A	44,505	1,599,510
Foot Locker, Inc.	223,548	7,875,596
Francesca's Holdings Corp. (a)	57,702	418,917
GameStop Corp. Class A	164,497	3,043,195
Gap, Inc. (b)	381,256	9,005,267
Genesco, Inc. (a)	32,141	679,782
GNC Holdings, Inc. Class A (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	1,855,698
Guess?, Inc.	102,345	1,594,535
Haverty Furniture Companies, Inc.	30,217	708,589
Hibbett Sports, Inc. (a)(b)	34,547	424,928
Home Depot, Inc.	2,049,223	307,117,051
Kirkland's, Inc. (a)	21,240	244,897
L Brands, Inc. (b)	421,006	15,248,837
Lithia Motors, Inc. Class A (sub. vtg.) (b)	38,999	4,211,892
Lowe's Companies, Inc.	1,466,570	108,364,857
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,852,556
MarineMax, Inc. (a)	36,815	594,562
Michaels Companies, Inc. (a)(b)	197,854	4,441,822
Monro, Inc. (b)	59,370	2,831,949
Murphy U.S.A., Inc. (a)(b)	58,955	3,800,239
New York & Co., Inc. (a)	34,393	66,378
O'Reilly Automotive, Inc. (a)	154,690	30,339,350
Office Depot, Inc.	882,988	3,788,019
Party City Holdco, Inc. (a)(b)	50,325	702,034
Penske Automotive Group, Inc.	71,056	3,009,932
Perfumania Holdings, Inc. (a)	876	1,594
Pier 1 Imports, Inc.	163,568	685,350
Rent-A-Center, Inc. (b)	93,716	1,133,964
RH (a)(b)	55,177	2,581,732
Ross Stores, Inc.	676,887	39,564,045
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,246,365
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	17,500
Select Comfort Corp. (a)(b)	68,724	2,029,420
Shoe Carnival, Inc.	21,330	428,733
Signet Jewelers Ltd. (b)	116,151	7,325,644
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	731,168
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	201,715
Stage Stores, Inc. (b)	38,699	70,432
Staples, Inc.	1,145,552	11,701,814
Stein Mart, Inc. (b)	40,412	50,515
Tailored Brands, Inc. (b)	76,887	908,804
The Buckle, Inc. (b)	40,527	573,457
The Cato Corp. Class A (sub. vtg.)	36,544	480,919
The Children's Place Retail Stores, Inc.	29,482	3,129,514
The Container Store Group, Inc. (a)(b)	22,029	89,438
Tiffany & Co., Inc.	181,968	16,631,875
Tile Shop Holdings, Inc.	56,926	856,736
Tilly's, Inc.	14,113	155,384
TJX Companies, Inc.	1,102,027	79,676,552
Tractor Supply Co. (b)	226,801	13,496,928
Trans World Entertainment Corp. (a)	2,977	4,614
Ulta Beauty, Inc.	99,561	22,003,977
Urban Outfitters, Inc. (a)(b)	143,484	2,932,813
Vitamin Shoppe, Inc. (a)(b)	45,231	241,986
West Marine, Inc.	26,644	345,573
Williams-Sonoma, Inc. (b)	139,872	6,434,112
Winmark Corp.	3,184	419,810
Zumiez, Inc. (a)(b)	31,066	386,772
		880,574,201
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	82,628	7,164,674
Cherokee, Inc. (a)	20,319	93,467
Coach, Inc.	480,314	20,029,094
Columbia Sportswear Co.	46,822	2,682,432
Crocs, Inc. (a)	126,644	1,130,931
Culp, Inc.	12,256	355,424
Deckers Outdoor Corp. (a)	55,355	3,537,185
Delta Apparel, Inc. (a)	4,312	84,601
Differential Brands Group, Inc. (a)	1,083	1,787
Emerald Expositions Events, Inc. (b)	58,843	1,279,247
Fossil Group, Inc. (a)(b)	73,701	610,981
G-III Apparel Group Ltd. (a)(b)	69,854	1,920,985
Hanesbrands, Inc. (b)	627,279	15,217,789
Iconix Brand Group, Inc. (a)(b)	101,691	568,453
J.Jill, Inc.	24,557	238,448
Lakeland Industries, Inc. (a)	6,813	96,063
lululemon athletica, Inc. (a)	180,400	10,382,020
Michael Kors Holdings Ltd. (a)	277,238	11,704,988
Movado Group, Inc.	39,217	1,088,272
NIKE, Inc. Class B	2,276,900	120,243,089
Oxford Industries, Inc.	25,955	1,500,459
Perry Ellis International, Inc. (a)	15,961	348,429
PVH Corp.	132,712	16,707,114
Ralph Lauren Corp.	91,187	8,014,425
Rocky Brands, Inc.	8,326	107,405
Sequential Brands Group, Inc. (a)(b)	82,806	252,558
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	228,771	6,046,418
Steven Madden Ltd. (a)	86,611	3,672,306
Superior Uniform Group, Inc.	11,974	263,667
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,046,019
Class C (non-vtg.) (a)(b)	313,320	4,731,132
Unifi, Inc. (a)	22,047	685,221
Vera Bradley, Inc. (a)	29,957	270,811
VF Corp.	554,884	34,885,557
Vince Holding Corp. (a)(b)	26,763	12,204
Wolverine World Wide, Inc.	170,818	4,492,513
		285,466,168

TOTAL CONSUMER DISCRETIONARY		5,472,013,562

CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,203,859
Brown-Forman Corp.:
Class A	46,010	2,559,076
Class B (non-vtg.)	362,686	19,236,865
Castle Brands, Inc. (a)(b)	173,742	246,714
Coca-Cola Bottling Co. Consolidated	7,832	1,672,837
Constellation Brands, Inc. Class A (sub. vtg.)	292,803	58,589,880
Craft Brew Alliance, Inc. (a)(b)	14,306	248,924
Dr. Pepper Snapple Group, Inc.	315,830	28,756,322
MGP Ingredients, Inc. (b)	19,078	1,072,756
Molson Coors Brewing Co. Class B	313,413	28,128,817
Monster Beverage Corp. (a)	699,904	39,068,641
National Beverage Corp. (b)	22,740	2,642,615
New Age Beverages Corp.	33,316	140,927
PepsiCo, Inc.	2,449,315	283,459,225
Primo Water Corp. (a)(b)	33,980	372,081
REED'S, Inc. (a)(b)	1,830	4,209
The Coca-Cola Co.	6,586,084	299,996,126
		768,399,874
Food & Staples Retailing - 1.6%
Andersons, Inc.	47,014	1,497,396
Casey's General Stores, Inc. (b)	65,556	6,910,914
Chefs' Warehouse Holdings (a)(b)	34,201	589,967
Costco Wholesale Corp.	750,932	117,701,082
CVS Health Corp.	1,751,876	135,490,090
Ingles Markets, Inc. Class A	21,439	470,586
Kroger Co.	1,557,377	34,059,835
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	67,901
Performance Food Group Co. (a)	157,320	4,373,496
PriceSmart, Inc.	38,992	3,168,100
Rite Aid Corp. (a)(b)	1,799,849	4,355,635
Smart & Final Stores, Inc. (a)(b)	46,551	328,185
SpartanNash Co.	61,272	1,509,742
Sprouts Farmers Market LLC (a)	217,629	4,339,522
SUPERVALU, Inc. (a)	107,946	2,157,841
Sysco Corp.	846,395	44,579,625
United Natural Foods, Inc. (a)(b)	87,309	3,033,988
Village Super Market, Inc. Class A	8,594	198,779
Wal-Mart Stores, Inc.	2,527,879	197,351,514
Walgreens Boots Alliance, Inc.	1,462,141	119,164,492
Weis Markets, Inc.	29,625	1,309,721
Welbilt, Inc. (a)(b)	274,877	5,470,052
		688,128,463
Food Products - 1.3%
Alico, Inc.	4,002	128,064
Amplify Snack Brands, Inc. (a)(b)	47,704	343,946
Archer Daniels Midland Co.	974,171	40,252,746
B&G Foods, Inc. Class A (b)	116,520	3,553,860
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,246,588
Bunge Ltd.	243,028	18,137,180
Cal-Maine Foods, Inc. (a)(b)	58,088	2,117,308
Calavo Growers, Inc. (b)	26,199	1,759,263
Campbell Soup Co.	330,429	15,265,820
Coffee Holding Co., Inc. (a)	3,401	12,958
ConAgra Foods, Inc.	702,119	22,790,783
Darling International, Inc. (a)	281,119	4,891,471
Dean Foods Co.	156,497	1,721,467
Farmer Brothers Co. (a)	27,261	887,346
Flowers Foods, Inc.	308,740	5,362,814
Fresh Del Monte Produce, Inc.	55,694	2,617,061
Freshpet, Inc. (a)(b)	33,847	536,475
General Mills, Inc. (b)	975,500	51,955,130
Hormel Foods Corp. (b)	467,102	14,358,715
Hostess Brands, Inc. Class A (a)(b)	143,616	1,915,837
Ingredion, Inc.	123,585	15,302,295
Inventure Foods, Inc. (a)(b)	20,016	68,655
J&J Snack Foods Corp.	25,667	3,272,286
John B. Sanfilippo & Son, Inc. (b)	17,222	1,068,797
Kellogg Co.	425,266	27,837,912
Lamb Weston Holdings, Inc.	239,740	10,903,375
Lancaster Colony Corp.	32,520	3,787,604
Landec Corp. (a)	35,757	464,841
Lifeway Foods, Inc. (a)	1,962	17,069
Limoneira Co.	13,723	307,395
McCormick & Co., Inc. (non-vtg.)	192,200	18,283,986
Mondelez International, Inc.	2,599,304	105,687,701
Omega Protein Corp.	32,056	506,485
Pilgrim's Pride Corp. (a)(b)	94,260	2,775,957
Pinnacle Foods, Inc.	202,857	12,031,449
Post Holdings, Inc. (a)	113,903	9,696,562
Sanderson Farms, Inc. (b)	34,070	5,026,006
Seaboard Corp.	460	1,976,008
Seneca Foods Corp. Class A (a)	9,032	269,154
Snyders-Lance, Inc.	142,680	5,067,994
The Hain Celestial Group, Inc. (a)	175,026	7,039,546
The Hershey Co.	243,763	25,575,614
The J.M. Smucker Co.	195,769	20,508,760
The Kraft Heinz Co.	1,023,514	82,648,756
Tootsie Roll Industries, Inc. (b)	47,006	1,755,674
TreeHouse Foods, Inc. (a)(b)	96,338	6,453,683
Tyson Foods, Inc. Class A	497,168	31,470,734
		592,659,130
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	79,976	2,726,382
Church & Dwight Co., Inc.	437,941	21,971,500
Clorox Co.	220,454	30,539,493
Colgate-Palmolive Co.	1,512,806	108,377,422
Energizer Holdings, Inc.	99,799	4,406,126
HRG Group, Inc. (a)	243,938	3,851,781
Kimberly-Clark Corp.	606,754	74,806,701
Oil-Dri Corp. of America	2,105	85,674
Orchids Paper Products Co. (b)	12,438	126,868
Procter & Gamble Co.	4,376,206	403,792,528
Spectrum Brands Holdings, Inc. (b)	41,932	4,610,843
WD-40 Co.	25,080	2,732,466
		658,027,784
Personal Products - 0.2%
Avon Products, Inc. (a)	750,697	1,869,236
Coty, Inc. Class A	800,297	13,268,924
Cyanotech Corp. (a)	2,300	10,810
Edgewell Personal Care Co. (a)	95,191	7,228,805
elf Beauty, Inc. (b)	35,801	740,723
Estee Lauder Companies, Inc. Class A	380,597	40,720,073
Herbalife Ltd. (a)(b)	121,381	8,376,503
Inter Parfums, Inc.	29,691	1,171,310
LifeVantage Corp. (a)	19,206	79,897
Mannatech, Inc.	599	9,015
MediFast, Inc.	40,989	2,320,797
Natural Health Trends Corp.	11,452	231,101
Nature's Sunshine Products, Inc.	6,985	73,692
Nu Skin Enterprises, Inc. Class A	84,187	5,121,095
Revlon, Inc. (a)(b)	25,388	429,057
The Female Health Co. (a)	11,731	18,887
USANA Health Sciences, Inc. (a)	20,348	1,204,602
		82,874,527
Tobacco - 1.2%
22nd Century Group, Inc. (a)(b)	98,310	216,282
Alliance One International, Inc. (a)	8,945	93,028
Altria Group, Inc.	3,307,146	209,673,056
Philip Morris International, Inc.	2,662,623	311,340,507
Universal Corp.	43,930	2,512,796
Vector Group Ltd. (b)	180,167	3,891,607
		527,727,276

TOTAL CONSUMER STAPLES		3,317,817,054

ENERGY - 5.3%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,200,132
Aspen Aerogels, Inc. (a)	9,858	40,319
Atwood Oceanics, Inc. (a)(b)	121,695	799,536
Baker Hughes, a GE Co. Class A	724,941	24,575,500
Basic Energy Services, Inc. (a)	42,877	610,568
Bristow Group, Inc. (b)	47,191	388,854
C&J Energy Services, Inc.	129,736	3,277,131
Carbo Ceramics, Inc. (a)(b)	36,697	240,732
Core Laboratories NV (b)	76,525	6,747,975
Dawson Geophysical Co. (a)	19,081	79,759
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,132,149
Dril-Quip, Inc. (a)(b)	70,873	2,661,281
ENGlobal Corp. (a)	5,637	7,272
Ensco PLC Class A (b)	494,916	2,103,393
Era Group, Inc. (a)	30,759	270,987
Exterran Corp. (a)	59,232	1,643,096
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	777,503
Forum Energy Technologies, Inc. (a)(b)	122,886	1,425,478
Frank's International NV (b)	90,617	569,075
Geospace Technologies Corp. (a)(b)	25,924	391,193
Gulf Island Fabrication, Inc.	17,861	200,043
Halliburton Co.	1,482,857	57,786,937
Helix Energy Solutions Group, Inc. (a)	241,675	1,515,302
Helmerich & Payne, Inc. (b)	179,550	7,602,147
Hornbeck Offshore Services, Inc. (a)(b)	41,835	115,883
Independence Contract Drilling, Inc. (a)	45,769	147,376
ION Geophysical Corp. (a)(b)	10,360	76,146
Mammoth Energy Services, Inc. (b)	11,194	154,253
Matrix Service Co. (a)	47,813	566,584
McDermott International, Inc. (a)	460,303	2,826,260
Mitcham Industries, Inc. (a)	23,287	87,326
Nabors Industries Ltd.	457,542	2,996,900
National Oilwell Varco, Inc.	640,133	19,632,879
Natural Gas Services Group, Inc. (a)	21,602	509,807
NCS Multistage Holdings, Inc.	41,493	819,902
Newpark Resources, Inc. (a)	153,002	1,231,666
Noble Corp. (b)	421,660	1,374,612
Oceaneering International, Inc.	170,909	3,853,998
Oil States International, Inc. (a)	89,813	1,953,433
Parker Drilling Co. (a)	180,331	198,364
Patterson-UTI Energy, Inc.	274,325	4,380,970
PHI, Inc. (non-vtg.) (a)	18,377	201,963
Pioneer Energy Services Corp. (a)	120,721	205,226
Profire Energy, Inc. (a)	14,213	21,462
RigNet, Inc. (a)	15,376	246,016
Rowan Companies PLC (a)(b)	205,609	2,004,688
RPC, Inc. (b)	95,956	1,862,506
Schlumberger Ltd.	2,382,237	151,295,872
SEACOR Holdings, Inc. (a)(b)	30,397	1,166,333
Smart Sand, Inc.	41,295	246,531
Solaris Oilfield Infrastructure, Inc. Class A	17,397	246,342
Superior Energy Services, Inc. (a)(b)	268,168	2,209,704
Synthesis Energy Systems, Inc. (a)(b)	138,081	56,254
TechnipFMC PLC	812,785	20,994,237
Tesco Corp. (a)	127,576	561,334
TETRA Technologies, Inc. (a)	186,418	384,021
Transocean Ltd. (United States) (a)(b)	642,424	5,242,180
U.S. Silica Holdings, Inc.	125,689	3,419,998
Unit Corp. (a)	95,665	1,522,987
Weatherford International PLC (b)	1,680,088	6,434,737
Willbros Group, Inc. (a)	69,552	153,014
		355,448,126
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corp. (a)	241,078	409,833
Adams Resources & Energy, Inc.	2,090	72,460
Aemetis, Inc. (a)	10,055	8,678
Amyris, Inc. (a)(b)	3,925	9,695
Anadarko Petroleum Corp.	953,300	39,018,569
Andeavor	257,277	25,766,292
Antero Resources Corp. (a)(b)	254,152	5,004,253
Apache Corp. (b)	667,324	25,918,864
Approach Resources, Inc. (a)(b)	60,041	166,914
Arch Coal, Inc.	42,349	3,382,415
Ardmore Shipping Corp. (b)	44,385	359,519
Barnwell Industries, Inc. (a)	2,847	5,125
Bill Barrett Corp. (a)(b)	120,934	361,593
Bonanza Creek Energy, Inc.	3,794	98,606
Bonanza Creek Energy, Inc. (c)	47,310	0
Cabot Oil & Gas Corp.	796,005	20,337,928
California Resources Corp. (a)(b)	64,079	499,816
Callon Petroleum Co. (a)(b)	334,854	3,469,087
Camber Energy, Inc. (a)(b)	376	73
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,745,184
Centennial Resource Development, Inc. Class A (b)	257,479	4,451,812
Cheniere Energy, Inc. (a)	408,060	17,460,887
Chesapeake Energy Corp. (a)(b)	1,267,641	4,614,213
Chevron Corp.	3,246,859	349,426,966
Cimarex Energy Co.	163,321	16,281,470
Clean Energy Fuels Corp. (a)(b)	207,470	493,779
Cloud Peak Energy, Inc. (a)	152,269	478,125
Cobalt International Energy, Inc. (a)(b)	37,473	70,449
Comstock Resources, Inc. (a)(b)	24,083	154,613
Concho Resources, Inc. (a)	252,785	28,051,551
ConocoPhillips Co.	2,125,019	92,778,330
CONSOL Energy, Inc.	300,644	4,374,370
Contango Oil & Gas Co. (a)	51,306	235,495
Continental Resources, Inc. (a)(b)	146,908	4,983,119
CVR Energy, Inc. (b)	23,933	512,645
Delek U.S. Holdings, Inc.	119,223	2,947,193
Denbury Resources, Inc. (a)(b)	635,481	673,610
Devon Energy Corp.	895,520	28,119,328
Diamondback Energy, Inc. (a)	166,969	15,159,116
Earthstone Energy, Inc. (a)(b)	10,660	102,229
Eclipse Resources Corp. (a)	169,538	395,024
Energen Corp. (a)	161,072	8,259,772
Energy XXI Gulf Coast, Inc. (b)	77,532	810,209
EOG Resources, Inc.	987,307	83,911,222
EP Energy Corp. (a)(b)	91,298	268,416
EQT Corp. (b)	294,556	18,362,621
Evolution Petroleum Corp.	53,534	372,061
EXCO Resources, Inc. (a)(b)	21,120	37,805
Extraction Oil & Gas, Inc. (b)	65,143	855,979
Exxon Mobil Corp.	7,260,245	554,174,501
Gastar Exploration, Inc. (a)(b)	285,601	168,562
Gener8 Maritime, Inc. (a)(b)	186,799	840,596
Gevo, Inc. (a)(b)	7,805	5,073
Green Plains, Inc. (b)	65,482	1,214,691
Gulfport Energy Corp. (a)	275,383	3,450,549
Halcon Resources Corp. (a)(b)	43,182	267,297
Hallador Energy Co.	29,822	172,968
Hess Corp.	463,865	18,044,349
HollyFrontier Corp.	300,302	9,402,456
Houston American Energy Corp. (a)(b)	36,485	17,878
International Seaways, Inc.	72,136	1,330,188
Isramco, Inc. (a)	123	13,850
Jagged Peak Energy, Inc. (b)	69,960	896,188
Jones Energy, Inc. (b)	91,542	90,627
Kinder Morgan, Inc.	3,278,366	63,370,815
Kosmos Energy Ltd. (a)(b)	380,364	2,677,763
Laredo Petroleum, Inc. (a)(b)	240,236	2,983,731
Lilis Energy, Inc. (a)(b)	19,185	70,217
Lonestar Resources U.S., Inc. (a)	18,853	61,461
Marathon Oil Corp.	1,454,381	16,172,717
Marathon Petroleum Corp.	886,982	46,522,206
Matador Resources Co. (a)(b)	153,132	3,610,853
Murphy Oil Corp. (b)	270,006	6,118,336
Newfield Exploration Co. (a)	346,789	9,061,597
Noble Energy, Inc.	783,196	18,616,569
Northern Oil & Gas, Inc. (a)(b)	93,777	79,710
Oasis Petroleum, Inc. (a)(b)	395,968	2,890,566
Occidental Petroleum Corp.	1,319,327	78,763,822
ONEOK, Inc.	645,368	34,953,131
Overseas Shipholding Group, Inc. (a)	80,103	181,033
Pacific Ethanol, Inc. (a)	51,285	256,425
Panhandle Royalty Co. Class A	32,305	681,636
Par Pacific Holdings, Inc. (a)(b)	53,028	944,429
Parsley Energy, Inc. Class A (a)	385,750	9,663,038
PBF Energy, Inc. Class A (b)	185,150	4,384,352
PDC Energy, Inc. (a)	95,525	3,756,998
Peabody Energy Corp.	204,690	5,936,010
Penn Virginia Corp. (b)	9,594	369,369
Petroquest Energy, Inc. (a)	17,737	31,749
Phillips 66 Co.	754,225	63,211,597
Pioneer Natural Resources Co.	290,835	37,706,758
QEP Resources, Inc. (a)	417,391	3,151,302
Range Resources Corp. (b)	313,387	5,440,398
Renewable Energy Group, Inc. (a)(b)	62,544	756,782
Resolute Energy Corp. (a)(b)	30,507	901,482
Rex American Resources Corp. (a)	9,008	780,273
Rex Energy Corp. (a)(b)	6,338	14,514
Rice Energy, Inc. (a)	273,274	7,476,777
Ring Energy, Inc. (a)	84,537	1,007,681
RSP Permian, Inc. (a)	181,533	5,696,506
Sanchez Energy Corp. (a)(b)	110,256	482,921
SandRidge Energy, Inc. (a)	37,708	649,332
SemGroup Corp. Class A (b)	87,119	2,238,958
SilverBow Resources, Inc. (a)(b)	9,186	198,785
SM Energy Co.	163,665	2,186,564
Southwestern Energy Co. (a)	872,953	4,757,594
Src Energy, Inc. (a)(b)	344,278	2,716,353
Stone Energy Corp. (b)	44,486	1,076,561
Syntroleum Corp. (a)(b)(c)	15,037	0
Targa Resources Corp.	367,453	16,377,380
Teekay Corp. (b)	95,089	876,721
Tellurian, Inc. (a)(b)	82,724	764,370
Tengasco, Inc. (a)	1,261	832
The Williams Companies, Inc.	1,418,085	42,159,667
Torchlight Energy Resources, Inc. (a)(b)	48,218	65,576
TransAtlantic Petroleum Ltd. (a)	18,382	13,787
U.S. Energy Corp. (a)	2,263	1,720
Uranium Energy Corp. (a)(b)	246,510	325,393
VAALCO Energy, Inc. (a)	68,248	49,650
Valero Energy Corp.	765,807	52,151,457
Vertex Energy, Inc. (a)(b)	17,824	14,259
W&T Offshore, Inc. (a)(b)	37,319	71,279
Warrior Metropolitan Coal, Inc.	102,882	2,807,650
Westmoreland Coal Co. (a)	31,012	72,258
Westwater Resources, Inc. (a)(b)	2,190	2,978
Whiting Petroleum Corp. (a)(b)	451,901	2,019,997
WildHorse Resource Development Corp. (b)	44,975	490,677
World Fuel Services Corp.	116,948	4,039,384
WPX Energy, Inc. (a)	680,691	6,800,103
Zion Oil & Gas, Inc. (a)(b)	91,553	305,787
		1,983,387,682

TOTAL ENERGY		2,338,835,808

FINANCIALS - 14.6%
Banks - 6.3%
1st Source Corp.	33,223	1,550,517
Access National Corp.	21,459	551,067
ACNB Corp.	3,789	99,082
Allegiance Bancshares, Inc. (a)	20,938	712,939
American National Bankshares, Inc.	2,748	100,302
Ameris Bancorp	68,985	3,038,789
Ames National Corp.	2,652	71,869
Arrow Financial Corp.	16,949	547,453
Associated Banc-Corp.	269,062	5,892,458
Atlantic Capital Bancshares, Inc. (a)	27,339	490,735
Banc of California, Inc. (b)	80,001	1,484,019
BancFirst Corp.	35,422	1,785,269
Bancorp, Inc., Delaware (a)	84,963	666,960
BancorpSouth, Inc.	133,469	3,877,274
Bank of America Corp.	17,019,398	406,593,418
Bank of Commerce Holdings (b)	29,023	306,193
Bank of Hawaii Corp.	74,301	5,805,137
Bank of Marin Bancorp	8,356	546,900
Bank of the Ozarks, Inc.	201,654	8,663,056
BankUnited, Inc.	186,241	6,198,100
Banner Corp.	51,093	2,816,246
Bar Harbor Bankshares	27,763	729,056
BB&T Corp.	1,389,355	64,035,372
BCB Bancorp, Inc.	11,980	170,116
Berkshire Hills Bancorp, Inc.	64,958	2,195,580
Blue Hills Bancorp, Inc.	49,471	925,108
BOK Financial Corp. (b)	49,801	4,007,984
Boston Private Financial Holdings, Inc.	148,661	2,185,317
Bridge Bancorp, Inc.	53,457	1,651,821
Brookline Bancorp, Inc., Delaware	125,282	1,797,797
Bryn Mawr Bank Corp.	27,092	1,109,417
C & F Financial Corp.	1,992	93,325
Camden National Corp.	25,093	978,627
Capital Bank Financial Corp. Series A	55,839	2,099,546
Capital City Bank Group, Inc.	7,146	147,851
Carolina Financial Corp.	15,721	534,986
Cathay General Bancorp	122,996	4,338,069
Centerstate Banks of Florida, Inc.	102,610	2,510,867
Central Pacific Financial Corp.	46,756	1,355,924
Central Valley Community Bancorp	4,570	89,892
Century Bancorp, Inc. Class A (non-vtg.)	686	45,825
Chemical Financial Corp.	128,787	5,848,218
CIT Group, Inc.	249,047	11,169,758
Citigroup, Inc.	4,717,068	320,902,136
Citizens & Northern Corp.	8,777	196,956
Citizens Financial Group, Inc.	870,236	28,830,919
City Holding Co.	25,184	1,594,903
Civista Bancshares, Inc. (b)	10,636	214,954
CNB Financial Corp., Pennsylvania	22,243	537,391
CoBiz, Inc.	52,226	890,453
Columbia Banking Systems, Inc.	99,994	3,716,777
Comerica, Inc.	292,599	19,969,882
Commerce Bancshares, Inc.	166,131	9,135,544
Commerce Union Bancshares, Inc.	8,584	205,930
Community Bank System, Inc.	95,374	4,907,946
Community Bankers Trust Corp. (a)	24,176	203,078
Community Financial Corp.	3,879	135,765
Community Trust Bancorp, Inc.	30,823	1,311,519
ConnectOne Bancorp, Inc.	44,434	1,013,095
CU Bancorp (a)	27,578	983,156
Cullen/Frost Bankers, Inc.	95,722	8,059,792
Customers Bancorp, Inc. (a)	47,427	1,336,493
CVB Financial Corp.	169,790	3,514,653
Eagle Bancorp, Inc. (a)	51,420	3,198,324
East West Bancorp, Inc.	249,361	13,807,119
Enterprise Bancorp, Inc.	15,551	497,476
Enterprise Financial Services Corp.	35,692	1,363,434
Equity Bancshares, Inc. (a)	6,273	214,223
Evans Bancorp, Inc. (b)	6,302	260,273
Farmers Capital Bank Corp.	12,316	461,234
Farmers National Banc Corp.	66,489	910,899
FCB Financial Holdings, Inc. Class A (a)	80,361	3,503,740
Fidelity Southern Corp.	33,831	739,546
Fifth Third Bancorp	1,290,331	33,716,349
Financial Institutions, Inc.	20,978	570,602
First Bancorp, North Carolina	37,328	1,154,928
First Bancorp, Puerto Rico (a)	301,460	1,712,293
First Bancshares, Inc.	3,982	112,292
First Busey Corp.	69,369	2,001,296
First Business Finance Services, Inc.	3,936	83,876
First Citizen Bancshares, Inc.	15,636	5,324,214
First Commonwealth Financial Corp.	162,059	2,043,564
First Community Bancshares, Inc.	14,260	367,052
First Connecticut Bancorp, Inc.	13,599	336,575
First Financial Bancorp, Ohio	103,444	2,477,484
First Financial Bankshares, Inc. (b)	118,200	4,733,910
First Financial Corp., Indiana	17,277	749,822
First Financial Northwest, Inc.	2,197	35,152
First Foundation, Inc. (a)	39,781	674,288
First Hawaiian, Inc.	99,118	2,685,107
First Horizon National Corp.	415,890	7,157,467
First Internet Bancorp	6,364	202,375
First Interstate Bancsystem, Inc.	47,490	1,671,648
First Merchants Corp.	71,357	2,802,189
First Mid-Illinois Bancshares, Inc.	15,730	545,516
First Midwest Bancorp, Inc., Delaware	157,154	3,312,806
First Northwest Bancorp (a)	5,375	85,248
First of Long Island Corp.	37,824	1,011,792
First Republic Bank	272,217	26,418,660
First South Bancorp, Inc., Virginia	13,282	231,372
First United Corp. (a)	3,395	53,471
Flushing Financial Corp.	47,044	1,286,183
FNB Corp., Pennsylvania	535,314	6,793,135
Franklin Financial Network, Inc. (a)	20,997	686,602
Fulton Financial Corp.	320,846	5,598,763
German American Bancorp, Inc.	33,825	1,100,666
Glacier Bancorp, Inc.	124,637	4,139,195
Great Southern Bancorp, Inc.	16,765	834,897
Great Western Bancorp, Inc.	100,598	3,613,480
Green Bancorp, Inc. (a)	40,300	808,015
Guaranty Bancorp	32,104	828,283
Hancock Holding Co.	152,688	6,710,638
Hanmi Financial Corp.	52,514	1,402,124
HarborOne Bancorp, Inc. (a)	44,762	769,459
Heartland Financial U.S.A., Inc.	40,533	1,844,252
Heritage Commerce Corp.	59,915	802,861
Heritage Financial Corp., Washington	51,567	1,348,477
Hilltop Holdings, Inc.	136,474	3,230,340
Home Bancshares, Inc.	211,108	4,920,927
HomeTrust Bancshares, Inc. (a)	28,372	658,230
Hope Bancorp, Inc.	216,598	3,495,892
Horizon Bancorp Industries	29,396	769,293
Howard Bancorp, Inc. (a)(b)	9,598	189,561
Huntington Bancshares, Inc.	1,891,662	23,816,025
IBERIABANK Corp.	90,251	6,913,227
Independent Bank Corp.	29,867	609,287
Independent Bank Corp., Massachusetts (b)	46,109	3,195,354
Independent Bank Group, Inc.	22,475	1,250,734
International Bancshares Corp.	106,256	3,819,903
Investar Holding Corp.	8,384	184,448
Investors Bancorp, Inc.	516,646	6,762,896
JPMorgan Chase & Co.	6,088,307	553,366,223
KeyCorp	1,887,018	32,475,580
Lakeland Bancorp, Inc.	71,024	1,313,944
Lakeland Financial Corp.	43,110	1,873,561
LegacyTexas Financial Group, Inc.	83,607	3,009,016
Live Oak Bancshares, Inc. (b)	47,360	1,058,496
M&T Bank Corp.	267,858	39,605,484
Macatawa Bank Corp.	22,839	218,569
MainSource Financial Group, Inc.	34,621	1,133,145
MB Financial, Inc.	124,722	4,960,194
MBT Financial Corp.	19,637	199,316
Mercantile Bank Corp.	25,655	779,655
Midland States Bancorp, Inc.	9,812	299,658
Midsouth Bancorp, Inc.	23,289	275,975
MidWestOne Financial Group, Inc.	12,572	413,367
MutualFirst Financial, Inc.	20,181	710,371
National Bank Holdings Corp.	47,060	1,514,391
National Bankshares, Inc. (b)	5,803	228,638
National Commerce Corp. (a)	16,217	644,626
NBT Bancorp, Inc.	92,219	3,027,550
Nicolet Bankshares, Inc. (a)	8,651	472,777
Northeast Bancorp	4,761	102,838
Northrim Bancorp, Inc.	6,518	194,562
Norwood Financial Corp. (b)	5,067	223,151
OFG Bancorp	71,939	625,869
Ohio Valley Banc Corp.	3,608	118,703
Old Line Bancshares, Inc.	8,031	220,853
Old National Bancorp, Indiana	272,863	4,461,310
Old Point Financial Corp.	1,881	57,822
Old Second Bancorp, Inc.	36,720	420,444
Opus Bank	31,202	698,925
Orrstown Financial Services, Inc.	5,669	138,607
Pacific Continental Corp.	35,872	851,960
Pacific Mercantile Bancorp (a)	10,321	87,729
Pacific Premier Bancorp, Inc. (a)	51,645	1,828,233
PacWest Bancorp	207,277	9,358,557
Park National Corp.	25,668	2,479,272
Park Sterling Corp.	83,541	949,861
PCSB Financial Corp. (b)	61,717	1,044,252
Peapack-Gladstone Financial Corp.	23,917	728,751
Penns Woods Bancorp, Inc.	3,854	165,375
People's Utah Bancorp	31,031	848,698
Peoples Bancorp of North Carolina	3,856	117,145
Peoples Bancorp, Inc.	27,844	864,835
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Peoples Financial Services Corp.	12,111	503,212
Peoples United Financial, Inc.	574,176	9,588,739
Pinnacle Financial Partners, Inc.	128,020	7,962,844
PNC Financial Services Group, Inc.	831,194	104,240,040
Popular, Inc.	183,067	7,306,204
Preferred Bank, Los Angeles	21,681	1,166,438
Premier Financial Bancorp, Inc.	4,507	85,182
Prosperity Bancshares, Inc.	109,880	6,565,330
QCR Holdings, Inc.	31,102	1,359,157
Regions Financial Corp.	2,020,677	28,511,752
Renasant Corp.	83,390	3,321,424
Republic Bancorp, Inc., Kentucky Class A	18,205	647,734
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	22,086
S&T Bancorp, Inc.	72,150	2,593,071
Sandy Spring Bancorp, Inc.	42,176	1,626,728
Seacoast Banking Corp., Florida (a)	63,108	1,443,280
ServisFirst Bancshares, Inc.	88,788	3,028,559
Shore Bancshares, Inc.	6,745	111,225
Sierra Bancorp	11,641	294,634
Signature Bank (a)	92,531	11,875,429
Simmons First National Corp. Class A	56,478	2,948,152
SmartFinancial, Inc. (a)	7,194	166,109
South State Corp.	41,590	3,420,778
Southern First Bancshares, Inc. (a)	4,963	175,442
Southern National Bancorp of Virginia, Inc.	38,866	651,006
Southside Bancshares, Inc.	47,031	1,536,503
Southwest Bancorp, Inc., Oklahoma	34,097	860,949
State Bank Financial Corp.	60,571	1,627,543
Sterling Bancorp	235,339	5,283,361
Stock Yards Bancorp, Inc.	30,796	1,071,701
Stonegate Bank	27,534	1,327,414
Summit Financial Group, Inc. (b)	7,690	168,334
Sun Bancorp, Inc.	15,520	362,392
Sunshine Bancorp, Inc. (a)(b)	3,140	67,824
SunTrust Banks, Inc.	838,051	46,176,610
SVB Financial Group (a)	90,200	15,274,468
Synovus Financial Corp.	230,632	9,714,220
TCF Financial Corp.	303,183	4,708,432
Texas Capital Bancshares, Inc. (a)	86,508	6,423,219
The First Bancorp, Inc.	17,759	462,267
Tompkins Financial Corp.	22,580	1,714,274
TowneBank	102,762	3,154,793
Trico Bancshares	37,499	1,334,214
TriState Capital Holdings, Inc. (a)	37,306	779,695
Triumph Bancorp, Inc. (a)	26,498	747,244
Trustmark Corp.	125,196	3,708,306
Two River Bancorp (b)	3,500	63,770
U.S. Bancorp	2,722,911	139,549,189
UMB Financial Corp.	85,559	5,742,720
Umpqua Holdings Corp.	368,620	6,450,850
Union Bankshares Corp.	76,873	2,408,431
Union Bankshares, Inc. (b)	1,824	78,706
United Bankshares, Inc., West Virginia (b)	191,327	6,419,021
United Community Bank, Inc.	111,127	2,901,526
United Security Bancshares, California	5,985	55,361
Unity Bancorp, Inc.	5,913	102,591
Univest Corp. of Pennsylvania	42,518	1,239,400
Valley National Bancorp	592,760	6,632,984
Veritex Holdings, Inc. (a)	20,567	543,174
Washington Trust Bancorp, Inc.	24,464	1,253,780
WashingtonFirst Bankshares, Inc.	14,852	503,037
Webster Financial Corp.	163,732	7,643,010
Wells Fargo & Co.	7,714,368	393,972,774
WesBanco, Inc.	73,993	2,810,254
West Bancorp., Inc.	59,222	1,299,923
Westamerica Bancorp.	50,684	2,612,760
Western Alliance Bancorp. (a)	158,029	7,621,739
Wintrust Financial Corp.	92,607	6,742,716
Xenith Bankshares, Inc. (a)	13,287	380,673
Zions Bancorporation	354,085	15,459,351
		2,786,881,926
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	94,956	16,777,776
Ameriprise Financial, Inc.	258,160	35,757,742
Arlington Asset Investment Corp. (b)	39,851	514,875
Artisan Partners Asset Management, Inc.	74,438	2,285,247
Ashford, Inc. (a)	1,254	77,309
Associated Capital Group, Inc.	6,083	208,951
B. Riley Financial, Inc.	24,014	393,830
Bank of New York Mellon Corp.	1,776,247	92,862,193
BGC Partners, Inc. Class A	395,046	5,131,648
BlackRock, Inc. Class A	207,191	86,815,101
Brighthouse Financial, Inc.	167,673	9,569,098
CBOE Holdings, Inc.	156,195	15,758,514
Charles Schwab Corp.	2,081,741	83,061,466
CME Group, Inc.	583,090	73,352,722
Cohen & Steers, Inc.	39,455	1,492,977
Cowen Group, Inc. Class A (a)(b)	42,436	689,585
Diamond Hill Investment Group, Inc.	4,801	942,580
E*TRADE Financial Corp. (a)	466,118	19,115,499
Eaton Vance Corp. (non-vtg.)	189,531	9,017,885
Evercore, Inc. Class A	86,895	6,556,228
FactSet Research Systems, Inc.	68,243	10,726,435
Federated Investors, Inc. Class B (non-vtg.) (b)	166,109	4,536,437
Financial Engines, Inc. (b)	110,645	3,656,817
Franklin Resources, Inc.	580,185	25,081,398
Gain Capital Holdings, Inc.	33,946	213,860
GAMCO Investors, Inc. Class A	6,083	179,266
Global Brokerage, Inc. Class A (a)(b)	5,137	6,421
Goldman Sachs Group, Inc.	625,751	140,005,529
Great Elm Capital Group, Inc. (a)	8,360	27,588
Greenhill & Co., Inc. (b)	46,751	703,603
Hamilton Lane, Inc. Class A	48,843	1,144,880
Houlihan Lokey	40,223	1,450,039
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	119,445	5,008,329
IntercontinentalExchange, Inc.	1,016,421	65,731,946
INTL FCStone, Inc. (a)	23,975	850,873
Invesco Ltd.	685,472	22,469,772
Investment Technology Group, Inc.	55,680	1,118,611
Janus Henderson Group PLC	310,163	10,719,233
Ladenburg Thalmann Financial Services, Inc.	146,974	377,723
Lazard Ltd. Class A	222,637	9,548,901
Legg Mason, Inc.	154,159	5,887,332
LPL Financial	136,938	6,414,176
Manning & Napier, Inc. Class A	21,800	77,390
MarketAxess Holdings, Inc.	63,986	12,346,099
Moelis & Co. Class A	54,806	2,159,356
Moody's Corp.	288,845	38,713,895
Morgan Stanley	2,432,356	110,672,198
Morningstar, Inc.	35,957	2,973,644
MSCI, Inc.	154,816	17,743,462
Northern Trust Corp.	367,395	32,514,458
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	220,139
Piper Jaffray Companies	20,940	1,161,123
PJT Partners, Inc.	43,421	1,678,656
Pzena Investment Management, Inc.	4,972	49,223
Raymond James Financial, Inc.	214,854	16,827,365
S&P Global, Inc.	441,125	68,078,821
Safeguard Scientifics, Inc. (a)(b)	26,745	326,289
SEI Investments Co.	229,425	13,412,186
Silvercrest Asset Management Group Class A	6,008	73,598
State Street Corp.	603,058	55,776,834
Stifel Financial Corp.	118,002	5,634,596
T. Rowe Price Group, Inc.	411,469	34,711,525
TD Ameritrade Holding Corp.	412,225	17,857,587
The NASDAQ OMX Group, Inc.	201,312	15,174,899
TheStreet.com, Inc. (a)	3,696	3,142
U.S. Global Investments, Inc. Class A	7,637	10,157
Vector Capital Corp. rights (a)(c)	4,280	0
Virtu Financial, Inc. Class A (b)	77,143	1,384,717
Virtus Investment Partners, Inc. (b)	10,135	1,074,310
Waddell & Reed Financial, Inc. Class A (b)	156,809	2,918,215
Westwood Holdings Group, Inc.	10,927	667,968
WisdomTree Investments, Inc. (b)	190,333	1,745,354
		1,232,235,445
Consumer Finance - 0.7%
Ally Financial, Inc.	799,706	18,073,356
American Express Co.	1,284,959	110,634,970
Asta Funding, Inc. (a)	4,468	35,967
Atlanticus Holdings Corp. (a)	35,598	87,215
Capital One Financial Corp.	824,624	65,648,317
Consumer Portfolio Services, Inc. (a)	11,930	46,885
Credit Acceptance Corp. (a)(b)	19,841	5,402,704
Discover Financial Services	653,137	38,502,426
Elevate Credit, Inc.	13,402	84,835
Encore Capital Group, Inc. (a)(b)	44,570	1,798,400
Enova International, Inc. (a)	32,960	392,224
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	783,784
First Cash Financial Services, Inc.	90,535	5,314,405
Green Dot Corp. Class A (a)	74,413	3,585,218
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	3,366,518
Navient Corp.	480,094	6,337,241
Nelnet, Inc. Class A	36,382	1,725,598
Nicholas Financial, Inc. (a)	5,705	49,120
OneMain Holdings, Inc. (a)	91,372	2,500,852
PRA Group, Inc. (a)(b)	79,585	2,300,007
Regional Management Corp. (a)	12,187	267,505
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,855,043
SLM Corp. (a)	719,307	7,315,352
Synchrony Financial	1,327,462	40,872,555
World Acceptance Corp. (a)(b)	10,919	816,960
		318,797,457
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	49,208	808,980
Alteryx, Inc. (b)	16,777	395,769
At Home Group, Inc.	11,583	283,784
Berkshire Hathaway, Inc. Class B (a)	3,252,453	589,214,385
Camping World Holdings, Inc. (b)	32,678	1,200,917
Cotiviti Holdings, Inc. (a)	64,469	2,303,477
Donnelley Financial Solutions, Inc.	58,021	1,242,230
FB Financial Corp. (b)	19,661	683,220
Leucadia National Corp.	564,714	13,372,428
Marlin Business Services Corp.	13,319	347,626
NewStar Financial, Inc.	27,065	290,137
On Deck Capital, Inc. (a)(b)	61,562	297,344
Quantenna Communications, Inc. (b)	16,406	304,823
Ra Pharmaceuticals, Inc.	9,916	148,839
Sachem Capital Corp.	200	930
Senseonics Holdings, Inc. (a)(b)	40,982	125,815
Tiptree, Inc.	33,155	212,192
Varex Imaging Corp. (b)	60,332	1,841,936
Voya Financial, Inc.	328,653	12,564,404
		625,639,236
Insurance - 2.9%
AFLAC, Inc.	676,740	55,864,887
Alleghany Corp. (a)	26,648	14,996,695
Allstate Corp.	619,177	56,035,519
AMBAC Financial Group, Inc. (a)	77,952	1,417,947
American Equity Investment Life Holding Co.	151,614	4,208,805
American Financial Group, Inc.	124,528	12,678,196
American International Group, Inc.	1,500,016	90,720,968
American National Insurance Co.	20,619	2,385,824
Amerisafe, Inc.	34,393	1,850,343
AmTrust Financial Services, Inc. (b)	184,814	2,291,694
Aon PLC	448,420	62,402,127
Arch Capital Group Ltd. (a)	219,343	21,350,848
Argo Group International Holdings, Ltd.	52,927	3,186,205
Arthur J. Gallagher & Co.	303,378	17,565,586
Aspen Insurance Holdings Ltd.	111,432	5,036,726
Assurant, Inc.	94,584	8,956,159
Assured Guaranty Ltd.	219,846	9,352,249
Athene Holding Ltd.	86,087	4,606,515
Atlas Financial Holdings, Inc. (a)	9,356	157,649
Axis Capital Holdings Ltd.	153,356	9,238,165
Baldwin & Lyons, Inc. Class B	11,829	259,055
Brown & Brown, Inc.	204,333	9,186,812
Chubb Ltd.	798,902	112,980,721
Cincinnati Financial Corp.	261,500	20,093,660
Citizens, Inc. Class A (a)(b)	62,312	469,209
CNA Financial Corp.	65,156	3,196,553
CNO Financial Group, Inc.	290,469	6,491,982
Crawford & Co. Class B	31,537	312,847
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)	26,343	639,608
EMC Insurance Group	8,724	243,225
Employers Holdings, Inc.	50,084	2,111,041
Enstar Group Ltd. (a)	18,704	3,882,015
Erie Indemnity Co. Class A	39,674	4,792,222
Everest Re Group Ltd.	70,880	17,895,782
FBL Financial Group, Inc. Class A	16,450	1,118,600
Federated National Holding Co.	19,431	301,958
Fidelity & Guaranty Life (b)	29,774	930,438
First Acceptance Corp. (a)	4,055	4,542
First American Financial Corp.	189,648	9,304,131
FNF Group	485,332	23,412,416
FNFV Group (a)	119,032	2,005,689
Genworth Financial, Inc. Class A (a)	831,470	2,851,942
Global Indemnity Ltd.	13,709	554,118
Greenlight Capital Re, Ltd. (a)	42,022	934,990
Hallmark Financial Services, Inc. (a)	10,337	105,954
Hanover Insurance Group, Inc.	70,993	6,970,093
Hartford Financial Services Group, Inc.	624,209	33,750,981
HCI Group, Inc.	13,167	513,381
Health Insurance Innovations, Inc. (a)	14,064	473,254
Heritage Insurance Holdings, Inc.	60,181	684,860
Horace Mann Educators Corp.	65,267	2,294,135
Independence Holding Co.	16,014	347,504
Infinity Property & Casualty Corp.	17,608	1,557,428
Investors Title Co.	1,086	190,995
James River Group Holdings Ltd.	33,994	1,355,681
Kemper Corp.	85,524	4,096,600
Kingstone Companies, Inc.	9,045	136,127
Kinsale Capital Group, Inc.	33,893	1,282,850
Lincoln National Corp.	381,053	25,858,257
Loews Corp.	473,959	22,077,010
Maiden Holdings Ltd.	125,108	907,033
Markel Corp. (a)	24,343	25,608,593
Marsh & McLennan Companies, Inc.	882,937	68,939,721
MBIA, Inc. (a)(b)	228,577	2,299,485
Mercury General Corp.	66,212	3,805,204
MetLife, Inc.	1,844,404	86,373,439
National General Holdings Corp.	106,900	1,835,473
National Western Life Group, Inc.	3,602	1,204,545
Navigators Group, Inc.	37,597	2,097,913
NI Holdings, Inc.	11,972	197,658
Old Republic International Corp.	417,839	7,976,547
OneBeacon Insurance Group Ltd.	45,014	820,155
Patriot National, Inc. (b)	7,857	11,786
Primerica, Inc.	75,461	5,776,540
Principal Financial Group, Inc.	451,193	28,208,586
ProAssurance Corp.	95,168	5,067,696
Progressive Corp.	987,900	45,917,592
Prudential Financial, Inc.	741,461	75,688,339
Reinsurance Group of America, Inc.	107,870	14,503,122
RenaissanceRe Holdings Ltd.	73,938	10,289,212
RLI Corp.	67,585	3,617,149
Safety Insurance Group, Inc.	21,926	1,565,516
Selective Insurance Group, Inc.	101,970	5,139,288
State Auto Financial Corp.	23,497	581,316
State National Companies, Inc.	40,781	847,021
Stewart Information Services Corp.	39,769	1,434,866
The Travelers Companies, Inc.	475,109	57,573,709
Third Point Reinsurance Ltd. (a)	92,317	1,297,054
Torchmark Corp.	180,107	13,862,836
Trupanion, Inc. (a)(b)	25,585	559,800
United Fire Group, Inc.	36,055	1,516,473
United Insurance Holdings Corp.	29,576	465,526
Universal Insurance Holdings, Inc. (b)	52,834	1,133,289
Unum Group	384,330	18,517,019
Validus Holdings Ltd.	133,201	6,680,030
W.R. Berkley Corp.	176,033	11,730,839
White Mountains Insurance Group Ltd.	8,265	7,199,394
Willis Group Holdings PLC	216,037	32,075,013
WMI Holdings Corp. (a)	391,046	488,808
XL Group Ltd.	452,595	18,538,291
		1,282,446,412
Mortgage Real Estate Investment Trusts - 0.3%
AG Mortgage Investment Trust, Inc.	28,740	553,820
AGNC Investment Corp.	599,467	12,912,519
American Capital Mortgage Investment Corp.	77,847	1,494,662
Annaly Capital Management, Inc.	1,841,289	23,016,113
Anworth Mortgage Asset Corp.	251,516	1,524,187
Apollo Commercial Real Estate Finance, Inc.	157,668	2,852,214
Arbor Realty Trust, Inc.	80,640	661,248
Ares Commercial Real Estate Corp.	39,618	522,561
Armour Residential REIT, Inc. (b)	61,211	1,616,583
Blackstone Mortgage Trust, Inc. (b)	164,134	5,145,601
Capstead Mortgage Corp.	155,839	1,506,963
Cherry Hill Mortgage Investment Corp.	12,023	222,185
Chimera Investment Corp.	306,209	5,839,406
CIM Commercial Trust Corp. (b)	6,057	94,792
CYS Investments, Inc.	246,028	2,162,586
Dynex Capital, Inc.	68,104	486,944
Ellington Residential Mortgage REIT	15,540	227,350
Five Oaks Investment Corp. (b)	6,106	25,401
Great Ajax Corp.	14,698	208,418
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,233	1,954,206
Invesco Mortgage Capital, Inc.	180,605	3,066,673
KKR Real Estate Finance Trust, Inc.	46,076	956,999
Ladder Capital Corp. Class A	130,256	1,787,112
MFA Financial, Inc.	654,424	5,745,843
New Residential Investment Corp.	514,969	8,486,689
New York Mortgage Trust, Inc. (b)	176,500	1,104,890
Orchid Island Capital, Inc.	73,768	713,337
Owens Realty Mortgage, Inc.	54,252	941,272
PennyMac Mortgage Investment Trust	106,166	1,835,610
Redwood Trust, Inc.	130,122	2,170,435
Resource Capital Corp.	40,594	420,148
Starwood Property Trust, Inc.	462,583	10,273,968
Two Harbors Investment Corp.	567,052	5,800,942
Western Asset Mortgage Capital Corp. (b)	72,828	765,422
ZAIS Financial Corp.	6,000	91,500
		107,188,599
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	520,270
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc. (a)	1,992	88,345
Astoria Financial Corp.	151,919	2,976,093
Bank Mutual Corp.	56,001	512,409
BankFinancial Corp.	19,300	309,572
Bear State Financial, Inc.	13,571	139,510
Beneficial Bancorp, Inc.	178,014	2,661,309
BofI Holding, Inc. (a)(b)	104,951	2,782,251
BSB Bancorp, Inc. (a)	6,958	198,303
Capitol Federal Financial, Inc.	255,033	3,499,053
Charter Financial Corp.	26,857	436,695
Clifton Bancorp, Inc.	32,703	515,072
Dime Community Bancshares, Inc.	51,879	983,107
Entegra Financial Corp. (a)(b)	3,030	70,296
ESSA Bancorp, Inc.	4,298	64,900
Essent Group Ltd. (a)	146,912	5,741,321
Farmer Mac Class C (non-vtg.)	17,857	1,216,419
First Defiance Financial Corp.	13,178	645,195
Flagstar Bancorp, Inc. (a)	37,206	1,221,101
Hingham Institution for Savings	2,103	386,973
Home Bancorp, Inc.	3,114	125,743
HomeStreet, Inc. (a)	54,010	1,363,753
Impac Mortgage Holdings, Inc. (a)(b)	22,924	304,201
Kearny Financial Corp.	157,909	2,234,412
Lendingtree, Inc. (a)(b)	12,573	2,903,734
Malvern Bancorp, Inc. (a)	6,089	144,918
Meridian Bancorp, Inc. Maryland	112,706	1,983,626
Meta Financial Group, Inc.	16,728	1,175,978
MGIC Investment Corp. (a)	616,542	7,059,406
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,090,525
New York Community Bancorp, Inc.	878,574	10,586,817
NMI Holdings, Inc. (a)	95,441	1,035,535
Northfield Bancorp, Inc.	77,835	1,253,922
Northwest Bancshares, Inc.	177,568	2,739,874
OceanFirst Financial Corp.	60,020	1,498,099
Ocwen Financial Corp. (a)(b)	179,422	525,706
Oritani Financial Corp.	122,108	1,959,833
PennyMac Financial Services, Inc. (a)	35,269	599,573
PHH Corp. (a)	94,843	1,346,771
Poage Bankshares, Inc.	2,365	43,161
Provident Financial Holdings, Inc.	3,066	58,070
Provident Financial Services, Inc.	124,224	3,086,966
Radian Group, Inc.	389,840	6,822,200
Riverview Bancorp, Inc.	6,875	55,206
Security National Financial Corp. Class A	11,754	69,349
SI Financial Group, Inc.	3,746	54,692
Southern Missouri Bancorp, Inc.	5,377	174,537
Territorial Bancorp, Inc.	13,244	400,366
TFS Financial Corp.	159,329	2,450,480
Timberland Bancorp, Inc.	5,034	139,492
Trustco Bank Corp., New York	140,018	1,106,142
United Community Financial Corp.	43,226	392,924
United Financial Bancorp, Inc. New	84,987	1,471,975
Walker & Dunlop, Inc. (a)	49,313	2,376,393
Walter Investment Management Corp. (a)(b)	49,597	21,416
Washington Federal, Inc.	157,606	4,925,188
Waterstone Financial, Inc.	41,772	737,276
Westbury Bancorp, Inc. (a)	4,860	97,929
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	46,100	2,060,670
		91,256,217

TOTAL FINANCIALS		6,444,965,562

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,726,854	205,332,106
Abeona Therapeutics, Inc. (a)(b)	62,198	817,904
ACADIA Pharmaceuticals, Inc. (a)(b)	164,038	5,841,393
Acceleron Pharma, Inc. (a)(b)	65,396	2,534,749
Achaogen, Inc. (a)(b)	54,118	1,014,171
Achillion Pharmaceuticals, Inc. (a)	199,588	1,019,895
Acorda Therapeutics, Inc. (a)(b)	83,616	1,739,213
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	23,580
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	509,617
Aduro Biotech, Inc. (a)(b)	43,288	525,949
Advaxis, Inc. (a)(b)	48,573	330,782
Adverum Biotechnologies, Inc. (a)	12,370	34,018
Aevi Genomic Medicine, Inc. (a)	41,669	52,920
Agenus, Inc. (a)(b)	138,167	509,836
Agios Pharmaceuticals, Inc. (a)(b)	72,800	4,605,328
Aimmune Therapeutics, Inc. (a)(b)	39,537	850,046
Akebia Therapeutics, Inc. (a)	89,194	1,493,108
Albireo Pharma, Inc. (a)	5,786	143,146
Alder Biopharmaceuticals, Inc. (a)	88,675	869,015
Alexion Pharmaceuticals, Inc. (a)	385,294	54,869,719
Alkermes PLC (a)(b)	263,559	13,383,526
Alnylam Pharmaceuticals, Inc. (a)(b)	138,114	11,840,513
Alpine Immune Sciences, Inc. (a)	12,084	105,735
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	914,225
Amgen, Inc.	1,262,784	224,485,112
Amicus Therapeutics, Inc. (a)(b)	274,496	3,826,474
AnaptysBio, Inc.	8,529	238,556
Anavex Life Sciences Corp. (a)(b)	58,538	259,909
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	11,629
Applied Genetic Technologies Corp. (a)	14,097	64,846
Aptevo Therapeutics, Inc. (a)	19,070	25,363
AquaBounty Technologies, Inc. (a)(b)	1,372	9,906
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	407,327
Ardelyx, Inc. (a)	32,056	165,088
Arena Pharmaceuticals, Inc. (a)	64,716	1,500,117
Argos Therapeutics, Inc. (a)(b)	19,777	3,942
ArQule, Inc. (a)	65,290	71,166
Array BioPharma, Inc. (a)(b)	301,593	2,919,420
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	625,629
Asterias Biotherapeutics, Inc. (a)(b)	24,436	84,304
Atara Biotherapeutics, Inc. (a)(b)	38,054	599,351
Athersys, Inc. (a)(b)	185,212	324,121
aTyr Pharma, Inc. (a)	6,529	19,913
Audentes Therapeutics, Inc. (a)	34,208	718,026
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	560,932
Aviragen Therapeutics, Inc. (a)	46,093	28,946
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	389,209
Biocept, Inc. (a)(b)	7,092	8,652
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	640,101
Biogen, Inc. (a)	364,324	115,330,405
Biohaven Pharmaceutical Holding Co. Ltd. (b)	57,394	2,051,836
BioMarin Pharmaceutical, Inc. (a)	315,079	28,416,975
Biospecifics Technologies Corp. (a)	7,257	342,168
Biostage, Inc. (a)(b)	3,080	960
BioTime, Inc. (a)(b)	346,441	1,015,072
Bioverativ, Inc.	185,633	10,523,535
bluebird bio, Inc. (a)(b)	75,907	9,476,989
Blueprint Medicines Corp. (a)	59,036	3,200,932
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	65,587
Calithera Biosciences, Inc. (a)	45,690	749,316
Cancer Genetics, Inc. (a)(b)	9,725	33,065
Cara Therapeutics, Inc. (a)(b)	41,713	597,747
Cascadian Therapeutics, Inc. (a)(b)	49,541	179,338
CASI Pharmaceuticals, Inc. (a)	289	278
Catalyst Biosciences, Inc. (a)	180	603
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	257,175
Cel-Sci Corp. (a)(b)	3,253	5,920
Celgene Corp. (a)	1,338,817	186,001,846
Celldex Therapeutics, Inc. (a)(b)	215,095	529,134
Cellular Biomedicine Group, Inc. (a)(b)	8,068	79,470
Celsion Corp. (a)	762	1,021
ChemoCentryx, Inc. (a)	36,062	250,270
Chiasma, Inc. (a)(b)	8,745	19,239
Chimerix, Inc. (a)	63,824	303,802
Cidara Therapeutics, Inc. (a)	2,782	19,196
Cleveland Biolabs, Inc. (a)(b)	1,776	4,795
Clovis Oncology, Inc. (a)(b)	83,622	6,361,126
Coherus BioSciences, Inc. (a)(b)	71,178	1,028,522
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	209,757
Concert Pharmaceuticals, Inc. (a)	25,754	391,976
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	357,384
Corvus Pharmaceuticals, Inc. (a)(b)	10,405	168,249
CTI BioPharma Corp. (a)(b)	19,153	62,247
Curis, Inc. (a)	179,000	365,160
Cyclacel Pharmaceuticals, Inc.	960	1,613
Cytokinetics, Inc. (a)(b)	76,663	1,138,446
CytomX Therapeutics, Inc. (a)	55,930	966,470
Cytori Therapeutics, Inc. (a)(b)	10,777	3,880
CytRx Corp. (a)(b)	243,861	129,490
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	78,002
Dimension Therapeutics, Inc. (a)	31,436	106,882
Dyax Corp. rights 12/31/19 (a)(c)	200,675	662,228
Dynavax Technologies Corp. (a)(b)	88,051	1,580,515
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	812,617
Edge Therapeutics, Inc. (a)(b)	50,398	531,699
Editas Medicine, Inc. (a)(b)	42,479	896,732
Eiger Biopharmaceuticals, Inc. (a)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	6,593
Emergent BioSolutions, Inc. (a)(b)	56,205	2,098,133
Enanta Pharmaceuticals, Inc. (a)(b)	25,666	1,100,045
Epizyme, Inc. (a)(b)	64,306	1,115,709
Esperion Therapeutics, Inc. (a)(b)	35,029	1,731,133
Exact Sciences Corp. (a)(b)	200,706	8,407,574
Exelixis, Inc. (a)	390,440	11,416,466
Fate Therapeutics, Inc. (a)(b)	23,219	87,768
Fibrocell Science, Inc. (a)	12,960	34,733
FibroGen, Inc. (a)	112,539	5,424,380
Five Prime Therapeutics, Inc. (a)	46,353	1,572,294
Flexion Therapeutics, Inc. (a)(b)	39,546	1,016,332
Fortress Biotech, Inc. (a)(b)	43,908	208,563
Foundation Medicine, Inc. (a)(b)	24,382	982,595
Galectin Therapeutics, Inc. (a)(b)	56,076	96,451
Galena Biopharma, Inc. (a)(b)	12,770	4,597
Genocea Biosciences, Inc. (a)(b)	32,032	155,996
Genomic Health, Inc. (a)	30,953	981,210
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	602,783
Gilead Sciences, Inc.	2,245,188	187,944,687
Global Blood Therapeutics, Inc. (a)(b)	55,511	1,687,534
GlycoMimetics, Inc. (a)(b)	35,771	436,406
GTx, Inc. (a)(b)	1,962	12,930
Halozyme Therapeutics, Inc. (a)(b)	222,904	2,899,981
Heat Biologics, Inc. (a)	3,136	1,756
Hemispherx Biopharma, Inc. (a)	10,898	3,956
Heron Therapeutics, Inc. (a)(b)	88,956	1,467,774
iBio, Inc. (a)	40,361	11,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	315,246
Ignyta, Inc. (a)(b)	75,502	868,273
Immune Design Corp. (a)(b)	22,465	243,745
Immune Pharmaceuticals, Inc. (a)(b)	7,141	8,284
ImmunoCellular Therapeutics Ltd. (a)	1,048	290
ImmunoGen, Inc. (a)(b)	155,417	1,299,286
Immunomedics, Inc. (a)(b)	167,994	2,123,444
Incyte Corp. (a)	290,297	39,889,711
Infinity Pharmaceuticals, Inc. (a)	64,535	61,437
Inotek Pharmaceuticals Corp. (a)(b)	20,127	20,530
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	913,043
Insmed, Inc. (a)	93,412	1,160,177
Insys Therapeutics, Inc. (a)(b)	45,156	412,726
Intellia Therapeutics, Inc. (a)(b)	14,395	302,727
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,471,013
Intrexon Corp. (a)(b)	110,181	2,173,871
Invitae Corp. (a)	60,878	597,822
Ionis Pharmaceuticals, Inc. (a)(b)	209,776	11,248,189
Iovance Biotherapeutics, Inc. (a)	86,775	498,956
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	221,795	3,537,630
IsoRay, Inc. (a)	57,047	30,235
Jounce Therapeutics, Inc.	10,322	175,371
Juno Therapeutics, Inc. (a)(b)	132,147	5,453,707
Kalvista Pharmaceuticals, Inc. (a)	508	3,358
Karyopharm Therapeutics, Inc. (a)	46,345	473,646
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	1,270,705
Kindred Biosciences, Inc. (a)	41,075	312,170
Kite Pharma, Inc. (a)(b)	85,521	15,221,883
Kura Oncology, Inc. (a)	20,397	146,858
La Jolla Pharmaceutical Co. (a)(b)	28,865	985,740
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,043,237
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	4,687,389
Loxo Oncology, Inc. (a)(b)	32,076	2,675,138
Macrogenics, Inc. (a)(b)	52,348	989,901
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	111,447
MannKind Corp. (a)(b)	80,635	166,914
Matinas BioPharma Holdings, Inc. (b)	91,988	117,745
MediciNova, Inc. (a)	31,401	170,193
MEI Pharma, Inc. (a)	62,189	164,179
Merrimack Pharmaceuticals, Inc. (b)	222,876	303,111
MiMedx Group, Inc. (a)(b)	170,113	2,767,739
Minerva Neurosciences, Inc. (a)(b)	51,124	309,300
Mirati Therapeutics, Inc. (a)(b)	22,963	124,000
Molecular Templates, Inc. (a)(b)	11,026	63,510
Momenta Pharmaceuticals, Inc. (a)	120,689	2,033,610
Myriad Genetics, Inc. (a)(b)	115,012	3,506,716
NanoViricides, Inc. (a)(b)	32,620	44,363
NantKwest, Inc. (a)(b)	76,001	473,486
Natera, Inc. (a)(b)	66,582	822,288
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	58,305
Neothetics, Inc. (a)(b)	10,095	3,474
Neuralstem, Inc. (a)(b)	8,195	9,752
Neurocrine Biosciences, Inc. (a)(b)	154,025	8,717,815
NewLink Genetics Corp. (a)(b)	41,496	336,948
Novavax, Inc. (a)(b)	436,535	458,362
Ohr Pharmaceutical, Inc. (a)(b)	32,314	24,727
OncoCyte Corp. (a)(b)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	3,370
OncoGenex Pharmaceuticals, Inc. rights (c)	10,565	0
OncoMed Pharmaceuticals, Inc. (a)	27,577	137,058
Onconova Therapeutics, Inc. (a)	624	1,011
Opexa Therapeutics, Inc. (a)(b)	715	613
Ophthotech Corp. (a)	50,366	156,135
Opko Health, Inc. (a)(b)	617,855	3,954,272
Oragenics, Inc. (a)	9,973	3,191
Organovo Holdings, Inc. (a)(b)	337,362	701,713
Otonomy, Inc. (a)	38,289	137,840
OvaScience, Inc. (a)(b)	60,110	84,154
Palatin Technologies, Inc. (a)	204,858	88,089
PDL BioPharma, Inc. (a)(b)	309,517	965,693
Peregrine Pharmaceuticals, Inc. (a)	55,462	171,932
Pfenex, Inc. (a)	21,045	75,972
PharmAthene, Inc.	5,138	12,948
Portola Pharmaceuticals, Inc. (a)	95,806	6,078,891
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	798,205
Protagonist Therapeutics, Inc. (b)	52,263	853,455
Proteon Therapeutics, Inc. (a)(b)	5,515	7,170
Proteostasis Therapeutics, Inc. (a)(b)	15,177	32,934
Prothena Corp. PLC (a)(b)	67,107	4,123,054
PTC Therapeutics, Inc. (a)(b)	53,763	1,115,582
Puma Biotechnology, Inc. (a)(b)	47,911	4,431,768
Radius Health, Inc. (a)(b)	63,620	2,394,021
Recro Pharma, Inc. (a)(b)	20,797	156,601
Regeneron Pharmaceuticals, Inc. (a)	129,960	64,577,124
REGENXBIO, Inc. (a)	45,270	1,029,893
Regulus Therapeutics, Inc. (a)(b)	85,834	85,834
Repligen Corp. (a)(b)	69,352	3,028,602
Retrophin, Inc. (a)(b)	55,340	1,350,296
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	101,938
Rigel Pharmaceuticals, Inc. (a)	204,250	520,838
Sage Therapeutics, Inc. (a)(b)	54,004	4,441,829
Sangamo Therapeutics, Inc. (a)(b)	153,345	2,047,156
Sarepta Therapeutics, Inc. (a)(b)	98,863	3,983,190
Savara, Inc. (a)(b)	2,094	10,994
Seattle Genetics, Inc. (a)(b)	163,698	8,599,056
Selecta Biosciences, Inc. (a)	4,963	88,590
Seres Therapeutics, Inc. (a)(b)	32,924	461,924
Sorrento Therapeutics, Inc. (a)(b)	134,335	241,803
Spark Therapeutics, Inc. (a)(b)	52,137	4,292,439
Spectrum Pharmaceuticals, Inc. (a)(b)	121,770	1,188,475
Spring Bank Pharmaceuticals, Inc. (a)	9,145	133,151
Stemline Therapeutics, Inc. (a)(b)	29,702	268,803
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	11,859
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	384,088
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	1,154,118
Synthetic Biologics, Inc. (a)(b)	84,770	64,425
Syros Pharmaceuticals, Inc. (a)(b)	16,253	318,071
T2 Biosystems, Inc. (a)	14,700	61,593
Tenax Therapeutics, Inc. (a)(b)	1,373	467
TESARO, Inc. (a)(b)	58,508	7,555,723
TG Therapeutics, Inc. (a)(b)	86,621	1,100,087
Tocagen, Inc. (b)	8,584	119,403
TONIX Pharmaceuticals Holding (a)(b)	1,717	6,473
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	10,278
Trevena, Inc. (a)(b)	130,021	312,050
Trovagene, Inc. (a)(b)	33,847	22,339
Ultragenyx Pharmaceutical, Inc. (a)(b)	65,524	3,738,799
United Therapeutics Corp. (a)(b)	76,764	10,040,731
Vanda Pharmaceuticals, Inc. (a)	83,623	1,438,316
Veracyte, Inc. (a)	15,721	128,755
Verastem, Inc. (a)	47,048	183,487
Vericel Corp. (a)(b)	28,746	123,608
Versartis, Inc. (a)	37,706	716,414
Vertex Pharmaceuticals, Inc. (a)	425,706	68,342,841
Vical, Inc. (a)	6,566	15,496
Vital Therapies, Inc. (a)	26,714	80,142
Voyager Therapeutics, Inc. (a)	6,634	63,952
Xbiotech, Inc. (a)(b)	36,998	189,430
Xencor, Inc. (a)(b)	60,989	1,318,582
XOMA Corp. (a)(b)	4,980	55,228
Zafgen, Inc. (a)	24,672	89,066
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,424,580
		1,499,608,882
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	36,438	1,684,164
Abbott Laboratories	2,965,736	151,074,592
Abiomed, Inc. (a)	70,588	10,644,670
Accuray, Inc. (a)(b)	142,393	590,931
Alere, Inc. (a)	147,553	7,297,971
Align Technology, Inc. (a)	129,953	22,967,893
Alliqua Biomedical, Inc. (a)(b)	4,397	1,452
Alphatec Holdings, Inc. (a)(b)	3,066	6,193
Amedica Corp. (a)(b)	69,010	22,704
Analogic Corp.	19,536	1,397,801
Angiodynamics, Inc. (a)	51,608	878,884
Anika Therapeutics, Inc. (a)(b)	26,869	1,442,865
Antares Pharma, Inc. (a)(b)	242,616	730,274
Apollo Endosurgery, Inc. (a)	102	422
Atricure, Inc. (a)(b)	47,294	1,060,804
Atrion Corp.	2,291	1,425,346
Avinger, Inc. (a)(b)	31,221	9,366
AxoGen, Inc. (a)	41,462	729,731
Baxter International, Inc.	832,536	51,650,533
Becton, Dickinson & Co.	388,521	77,486,628
Bellerophon Therapeutics, Inc. (a)(b)	16,556	18,212
BioLase Technology, Inc. (a)(b)	31,172	15,873
Boston Scientific Corp. (a)	2,353,090	64,827,630
Bovie Medical Corp. (a)	10,849	25,821
C.R. Bard, Inc.	123,487	39,615,864
Cantel Medical Corp.	62,489	5,077,231
Cardiovascular Systems, Inc. (a)	58,185	1,708,893
Cerus Corp. (a)(b)	223,482	525,183
Cesca Therapeutics, Inc. (a)	793	2,696
Cogentix Medical, Inc. (a)	1,160	2,668
ConforMis, Inc. (a)(b)	87,736	324,623
CONMED Corp.	42,831	2,124,418
Corindus Vascular Robotics, Inc. (a)(b)	178,714	341,344
Cryolife, Inc. (a)	44,979	935,563
CryoPort, Inc. (a)	21,868	167,946
Cutera, Inc. (a)	22,484	835,281
CytoSorbents Corp. (a)(b)	24,969	128,590
Danaher Corp.	1,044,709	87,149,625
Dare Bioscience, Inc. (a)(b)	2,822	9,397
Delcath Systems, Inc. (a)(b)	724,984	80,183
Dentsply Sirona, Inc.	392,936	22,228,390
DexCom, Inc. (a)(b)	148,457	11,076,377
Dextera Surgical, Inc. (a)(b)	2,377	849
Edwards Lifesciences Corp. (a)	358,419	40,737,904
Ekso Bionics Holdings, Inc. (a)(b)	18,398	23,181
Endologix, Inc. (a)(b)	127,100	537,633
Entellus Medical, Inc. (a)(b)	19,089	337,875
EnteroMedics, Inc. (a)(b)	13,109	24,776
Exactech, Inc. (a)	12,870	393,179
Fonar Corp. (a)	7,275	215,340
Genmark Diagnostics, Inc. (a)	85,964	837,289
Glaukos Corp. (a)(b)	17,206	649,527
Globus Medical, Inc. (a)	121,778	3,681,349
Haemonetics Corp. (a)	91,218	3,924,198
Halyard Health, Inc. (a)(b)	83,663	3,789,097
Heska Corp. (a)	12,153	1,236,203
Hill-Rom Holdings, Inc.	104,665	8,055,018
Hologic, Inc. (a)	475,499	18,354,261
ICU Medical, Inc. (a)	25,020	4,362,237
IDEXX Laboratories, Inc. (a)	149,372	23,216,890
Inogen, Inc. (a)	30,117	2,885,209
Insulet Corp. (a)	96,745	5,617,015
Integer Holdings Corp. (a)	45,898	2,109,013
Integra LifeSciences Holdings Corp. (a)	106,721	5,441,704
Intuitive Surgical, Inc. (a)	63,201	63,496,149
Invacare Corp. (b)	57,619	777,857
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	53,186
Invuity, Inc. (a)	16,779	134,232
IRadimed Corp. (a)(b)	3,077	31,078
iRhythm Technologies, Inc. (b)	20,421	974,899
Iridex Corp. (a)	4,871	43,352
K2M Group Holdings, Inc. (a)	62,592	1,463,401
Kewaunee Scientific Corp.	1,376	35,432
Lantheus Holdings, Inc. (a)	45,045	788,288
LeMaitre Vascular, Inc.	20,554	748,166
LivaNova PLC (a)(b)	75,176	4,704,514
Masimo Corp. (a)	77,531	6,542,066
Medtronic PLC	2,345,978	189,132,746
Meridian Bioscience, Inc.	73,595	1,022,971
Merit Medical Systems, Inc. (a)	93,532	3,862,872
Microbot Medical, Inc. (a)(b)	7,285	7,504
Misonix, Inc. (a)	7,938	77,792
Natus Medical, Inc. (a)	56,909	1,912,142
Neogen Corp. (a)	67,196	4,629,804
Nevro Corp. (a)(b)	40,235	3,467,452
NuVasive, Inc. (a)(b)	83,449	5,213,894
Nuvectra Corp. (a)	13,499	145,654
NxStage Medical, Inc. (a)	98,730	2,764,440
OraSure Technologies, Inc. (a)	97,410	1,988,138
Orthofix International NV (a)	32,172	1,583,184
Penumbra, Inc. (a)(b)	54,930	4,723,980
Pulse Biosciences, Inc. (a)(b)	10,423	208,773
Quidel Corp. (a)	49,569	1,731,941
ResMed, Inc. (b)	241,759	18,755,663
Retractable Technologies, Inc. (a)	5,248	3,338
Rockwell Medical Technologies, Inc. (a)(b)	83,284	526,355
Roka Bioscience, Inc. (a)	10,160	9,917
RTI Biologics, Inc. (a)	100,701	453,155
Seaspine Holdings Corp. (a)	11,601	131,091
Second Sight Medical Products, Inc. (a)(b)	20,882	23,597
Sientra, Inc. (a)(b)	27,954	320,353
Skyline Medical, Inc. (a)(b)	19,298	27,017
Staar Surgical Co. (a)(b)	39,188	468,297
Steris PLC	151,004	13,161,509
STRATA Skin Sciences, Inc. (a)	803	1,502
Stryker Corp.	531,872	75,190,745
SurModics, Inc. (a)	19,525	507,650
Synergetics U.S.A., Inc. (a)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	732,402
Tandem Diabetes Care, Inc. (a)(b)	25,765	21,643
TearLab Corp. (a)(b)	1,739	2,348
Teleflex, Inc.	77,066	16,318,726
The Cooper Companies, Inc.	83,062	20,834,441
TransEnterix, Inc. (a)(b)	90,218	77,587
Utah Medical Products, Inc.	13,511	974,819
Varian Medical Systems, Inc. (a)(b)	159,232	16,918,400
Vermillion, Inc. (a)(b)	12,449	15,810
ViewRay, Inc. (a)(b)	55,513	291,998
Viveve Medical, Inc. (a)(b)	22,359	126,776
West Pharmaceutical Services, Inc.	126,597	11,019,003
Wright Medical Group NV (a)(b)	185,020	5,476,592
Zimmer Biomet Holdings, Inc.	342,629	39,152,216
Zosano Pharma Corp. (a)(b)	34,865	29,287
		1,218,592,923
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	118,717
Acadia Healthcare Co., Inc. (a)(b)	128,691	6,040,756
Aceto Corp.	47,837	507,551
Addus HomeCare Corp. (a)	10,897	371,043
Aetna, Inc.	564,977	89,096,873
Almost Family, Inc. (a)	19,278	938,839
Amedisys, Inc. (a)	47,206	2,466,041
American Renal Associates Holdings, Inc. (a)(b)	16,913	242,363
AmerisourceBergen Corp.	281,803	22,614,691
AMN Healthcare Services, Inc. (a)(b)	87,493	3,267,864
Anthem, Inc.	452,049	88,619,686
BioScrip, Inc. (a)(b)	230,699	699,018
BioTelemetry, Inc. (a)	51,243	1,903,677
Brookdale Senior Living, Inc. (a)	326,054	3,955,035
Caladrius Biosciences, Inc. (a)(b)	9,530	38,215
Capital Senior Living Corp. (a)(b)	37,012	460,059
Cardinal Health, Inc.	540,009	36,429,007
Centene Corp. (a)	297,424	26,426,122
Chemed Corp.	28,374	5,597,906
Cigna Corp.	437,196	79,595,904
Civitas Solutions, Inc. (a)	27,734	529,719
Community Health Systems, Inc. (a)(b)	198,155	1,513,904
Corvel Corp. (a)	17,696	918,422
Cross Country Healthcare, Inc. (a)	55,702	689,591
DaVita HealthCare Partners, Inc. (a)	263,576	15,435,011
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,338,727
Envision Healthcare Corp.	199,964	10,480,113
Express Scripts Holding Co. (a)	1,013,621	63,675,671
Five Star Sr Living, Inc. (a)	70,113	113,934
Genesis HealthCare, Inc. Class A (a)(b)	27,157	28,243
HCA Holdings, Inc. (a)	489,951	38,539,546
HealthEquity, Inc. (a)	76,252	3,261,298
HealthSouth Corp.	168,846	7,724,705
Henry Schein, Inc. (a)	146,456	25,436,478
Humana, Inc.	247,696	63,811,444
Interpace Diagnostics Group, Inc. (a)	136	178
Kindred Healthcare, Inc.	151,684	1,228,640
Laboratory Corp. of America Holdings (a)	175,793	27,576,648
Landauer, Inc.	14,935	926,717
LHC Group, Inc. (a)	27,965	1,824,716
LifePoint Hospitals, Inc. (a)	65,814	3,813,921
Magellan Health Services, Inc. (a)	40,373	3,266,176
McKesson Corp.	363,256	54,237,753
MEDNAX, Inc. (a)	163,523	7,334,007
Molina Healthcare, Inc. (a)(b)	72,754	4,656,256
National Healthcare Corp.	18,256	1,138,079
National Research Corp. Class A	11,334	366,088
Owens & Minor, Inc.	118,083	3,299,239
Patterson Companies, Inc. (b)	134,760	5,188,260
PharMerica Corp. (a)	50,899	1,496,431
Premier, Inc. (a)	101,239	3,391,507
Providence Service Corp. (a)	20,443	1,059,561
Psychemedics Corp.	2,724	57,585
Quest Diagnostics, Inc.	231,764	25,111,629
Quorum Health Corp. (a)	41,687	182,589
R1 RCM, Inc. (a)	178,635	589,496
RadNet, Inc. (a)	43,227	443,077
Select Medical Holdings Corp. (a)(b)	195,741	3,640,783
Sharps Compliance Corp. (a)	12,687	62,801
Surgery Partners, Inc. (a)	43,549	424,603
Teladoc, Inc. (a)(b)	60,964	2,045,342
Tenet Healthcare Corp. (a)(b)	137,153	2,354,917
The Ensign Group, Inc.	78,310	1,608,487
Tivity Health, Inc.(a)(b)	52,424	2,055,021
Triple-S Management Corp. (a)(b)	37,106	916,889
U.S. Physical Therapy, Inc.	18,467	1,106,173
UnitedHealth Group, Inc.	1,650,119	328,208,669
Universal Health Services, Inc. Class B	153,265	16,572,544
VCA, Inc. (a)	141,830	13,184,517
Wellcare Health Plans, Inc. (a)	75,649	13,214,367
		1,135,469,839
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,333,086
athenahealth, Inc. (a)(b)	66,612	9,387,629
Castlight Health, Inc. Class B (a)(b)	69,240	270,036
Cerner Corp. (a)	507,173	34,376,186
Computer Programs & Systems, Inc. (b)	21,937	660,304
Connecture, Inc. (a)	7,971	5,341
Evolent Health, Inc. (a)(b)	108,849	1,817,778
HealthStream, Inc. (a)(b)	41,650	978,359
HMS Holdings Corp. (a)	140,319	2,486,453
iCAD, Inc. (a)	14,864	58,861
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,618,968
Medidata Solutions, Inc. (a)	94,000	7,046,240
Omnicell, Inc. (a)	60,052	3,080,668
Quality Systems, Inc. (a)	73,135	1,151,876
Simulations Plus, Inc.	6,008	87,116
Tabula Rasa HealthCare, Inc.	5,543	125,992
Veeva Systems, Inc. Class A (a)	198,680	11,821,460
Vocera Communications, Inc. (a)	48,079	1,339,000
		80,645,353
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,085,186
Agilent Technologies, Inc.	553,206	35,803,492
Albany Molecular Research, Inc. (a)	40,643	883,579
Bio-Rad Laboratories, Inc. Class A (a)	35,877	7,814,728
Bio-Techne Corp.	69,291	8,576,840
Bruker Corp.	188,235	5,475,756
Cambrex Corp. (a)	66,661	3,473,038
Charles River Laboratories International, Inc. (a)	77,816	8,466,381
ChromaDex, Inc. (a)(b)	56,591	190,146
Enzo Biochem, Inc. (a)	66,443	747,484
Fluidigm Corp. (a)(b)	38,600	176,402
Harvard Bioscience, Inc. (a)	18,919	58,649
Illumina, Inc. (a)	250,734	51,265,074
INC Research Holdings, Inc. Class A (a)(b)	91,734	5,384,786
Luminex Corp.	66,508	1,285,600
Medpace Holdings, Inc. (b)	21,051	687,105
Mettler-Toledo International, Inc. (a)	43,558	26,356,510
Nanostring Technologies, Inc. (a)	24,217	374,153
NeoGenomics, Inc. (a)(b)	77,966	788,236
Pacific Biosciences of California, Inc. (a)(b)	161,679	800,311
PAREXEL International Corp. (a)	86,781	7,627,182
PerkinElmer, Inc.	184,639	12,368,967
PRA Health Sciences, Inc. (a)	84,500	6,540,300
pSivida Corp. (a)(b)	25,265	30,571
Quintiles Transnational Holdings, Inc. (a)	232,389	22,316,316
Thermo Fisher Scientific, Inc.	667,814	124,974,712
VWR Corp. (a)	150,777	4,978,657
Waters Corp. (a)	136,882	25,115,109
		363,645,270
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	214,583
Aclaris Therapeutics, Inc. (a)	40,572	1,052,032
Adamis Pharmaceuticals Corp. (a)(b)	36,542	199,154
Aerie Pharmaceuticals, Inc. (a)(b)	59,316	3,401,773
Agile Therapeutics, Inc. (a)(b)	87,068	299,514
Akorn, Inc. (a)	148,175	4,874,958
Alimera Sciences, Inc. (a)	22,049	30,648
Allergan PLC	574,331	131,797,478
Amphastar Pharmaceuticals, Inc. (a)	63,932	1,023,551
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	31,467
ANI Pharmaceuticals, Inc. (a)	10,919	524,112
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	9,332
Aratana Therapeutics, Inc. (a)(b)	38,612	220,475
Assembly Biosciences, Inc. (a)	23,295	631,527
AstraZeneca PLC rights (a)(c)	7,692	0
Avexis, Inc. (a)(b)	38,150	3,561,303
Axsome Therapeutics, Inc. (a)	21,511	109,706
Bio Path Holdings, Inc. (a)(b)	166,645	45,827
Biodelivery Sciences International, Inc. (a)(b)	170,623	528,931
BioPharmX Corp. (a)(b)	64,864	19,848
Bristol-Myers Squibb Co.	2,825,699	170,898,276
Catalent, Inc. (a)	212,086	8,757,031
Cempra, Inc. (a)(b)	81,591	248,853
Clearside Biomedical, Inc. (a)(b)	19,198	134,194
Collegium Pharmaceutical, Inc. (a)(b)	32,296	324,252
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	38,322
Corcept Therapeutics, Inc. (a)(b)	156,567	2,609,972
Corium International, Inc. (a)(b)	42,043	359,468
CorMedix, Inc. (a)(b)	48,587	24,051
Cumberland Pharmaceuticals, Inc. (a)	7,158	50,178
CymaBay Therapeutics, Inc. (a)	67,284	419,852
DepoMed, Inc. (a)(b)	97,171	590,800
Dermira, Inc. (a)(b)	70,654	1,666,728
Durect Corp. (a)	198,076	314,941
Egalet Corp. (a)	12,340	14,931
Eli Lilly & Co.	1,666,890	135,501,488
Endo International PLC (a)(b)	329,369	2,895,154
Endocyte, Inc. (a)(b)	47,373	64,427
Flex Pharma, Inc. (a)	10,224	40,180
Gemphire Therapeutics, Inc. (b)	6,333	61,050
Horizon Pharma PLC (a)(b)	272,914	3,733,464
Impax Laboratories, Inc. (a)(b)	130,689	2,829,417
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,685
Innoviva, Inc. (a)(b)	134,795	1,892,522
Intersect ENT, Inc. (a)	61,422	1,897,940
Intra-Cellular Therapies, Inc. (a)(b)	67,457	1,244,582
Jazz Pharmaceuticals PLC (a)	102,757	15,347,786
Johnson & Johnson	4,615,739	610,985,371
Juniper Pharmaceuticals, Inc. (a)	11,831	55,014
KemPharm, Inc. (a)(b)	5,081	15,497
Lannett Co., Inc. (a)(b)	44,883	787,697
Lipocine, Inc. (a)(b)	20,645	78,038
Mallinckrodt PLC (a)	172,938	7,104,293
Marinus Pharmaceuticals, Inc. (a)	9,220	28,213
Merck & Co., Inc.	4,685,121	299,191,827
Mylan N.V. (a)	791,862	24,927,816
MyoKardia, Inc. (a)	35,984	1,559,906
Nektar Therapeutics (a)	273,203	5,745,459
Neos Therapeutics, Inc. (a)(b)	19,225	160,529
Novan, Inc. (b)	7,147	36,092
Novus Therapeutics, Inc. (a)(b)	606	2,400
Ocera Therapeutics, Inc. (a)(b)	10,720	9,970
Ocular Therapeutix, Inc. (a)(b)	28,848	180,588
Omeros Corp. (a)(b)	69,139	1,415,275
Orexigen Therapeutics, Inc. (a)(b)	16,675	37,852
Pacira Pharmaceuticals, Inc. (a)	70,346	2,680,183
Pain Therapeutics, Inc. (a)	4,934	15,838
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	1,014,580
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	12,327
Perrigo Co. PLC	246,025	19,426,134
Pfizer, Inc.	10,232,789	347,096,203
Phibro Animal Health Corp. Class A	37,189	1,320,210
Plx Pharma PLC/New (a)	290	1,827
Prestige Brands Holdings, Inc. (a)	93,229	4,727,643
Reata Pharmaceuticals, Inc. (a)	15,332	463,793
Repros Therapeutics, Inc. (a)	24,715	7,311
Revance Therapeutics, Inc. (a)(b)	37,609	923,301
SciClone Pharmaceuticals, Inc. (a)	95,019	1,045,209
SCYNEXIS, Inc. (a)(b)	16,272	31,242
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	3,875,642
Teligent, Inc. (a)(b)	140,525	971,028
Tetraphase Pharmaceuticals, Inc. (a)	74,420	519,452
The Medicines Company (a)(b)	125,813	4,616,079
TherapeuticsMD, Inc. (a)(b)	280,301	1,681,806
Theravance Biopharma, Inc. (a)(b)	67,445	2,203,428
Titan Pharmaceuticals, Inc. (a)(b)	11,285	16,928
VIVUS, Inc. (a)(b)	157,068	139,885
WAVE Life Sciences (a)(b)	28,404	667,494
Zoetis, Inc. Class A	844,331	52,939,554
Zogenix, Inc. (a)(b)	41,404	490,637
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	148,730
		1,900,381,432

TOTAL HEALTH CARE		6,198,343,699

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,873,461
Aerojet Rocketdyne Holdings, Inc. (a)	129,248	3,829,618
AeroVironment, Inc. (a)(b)	33,858	1,659,719
Arconic, Inc.	746,482	19,012,897
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (a)	34,623	910,239
Astronics Corp. Class B	3,221	84,390
Astrotech Corp. (a)	8,707	6,356
Axon Enterprise, Inc. (a)(b)	93,306	2,025,673
BWX Technologies, Inc.	171,125	9,363,960
CPI Aerostructures, Inc. (a)	3,805	33,104
Cubic Corp.	40,394	1,734,922
Curtiss-Wright Corp.	91,404	8,849,735
DigitalGlobe, Inc. (a)	105,249	3,620,566
Ducommun, Inc. (a)	15,643	430,183
Engility Holdings, Inc. (a)	28,046	871,389
Esterline Technologies Corp. (a)	49,383	4,217,308
General Dynamics Corp.	484,645	97,583,271
HEICO Corp. (b)	55,920	4,796,258
HEICO Corp. Class A	63,535	4,615,818
Hexcel Corp.	159,521	8,577,444
Huntington Ingalls Industries, Inc.	78,560	16,808,698
Innovative Solutions & Support, Inc. (a)	21,878	75,479
KEYW Holding Corp. (a)(b)	74,131	530,037
KLX, Inc. (a)	87,459	4,192,784
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	2,005,796
L3 Technologies, Inc.	133,944	24,308,157
Lockheed Martin Corp.	426,404	130,219,518
Mercury Systems, Inc. (a)	82,892	3,999,539
Micronet Enertec Technologies, Inc. (a)	3,018	2,423
Moog, Inc. Class A (a)	52,323	4,016,313
National Presto Industries, Inc. (b)	7,356	732,658
Northrop Grumman Corp.	301,621	82,104,252
Orbital ATK, Inc.	102,816	11,472,209
Raytheon Co.	497,629	90,573,454
Rockwell Collins, Inc.	276,208	36,197,058
SIFCO Industries, Inc. (a)	891	4,901
Sparton Corp. (a)	13,384	310,107
Spirit AeroSystems Holdings, Inc. Class A	205,388	15,301,406
Teledyne Technologies, Inc. (a)	61,440	9,219,686
Textron, Inc.	452,435	22,210,034
The Boeing Co.	960,373	230,162,993
TransDigm Group, Inc.	84,738	22,087,807
Triumph Group, Inc.	96,901	2,548,496
United Technologies Corp.	1,276,596	152,834,073
Vectrus, Inc. (a)	17,822	509,353
Wesco Aircraft Holdings, Inc. (a)	94,440	793,296
		1,037,423,009
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	2,488,841
Atlas Air Worldwide Holdings, Inc. (a)	45,740	3,055,432
C.H. Robinson Worldwide, Inc.	243,163	17,174,603
Echo Global Logistics, Inc. (a)(b)	48,848	742,490
Expeditors International of Washington, Inc.	312,542	17,533,606
FedEx Corp.	419,000	89,825,220
Forward Air Corp.	54,775	2,846,657
Hub Group, Inc. Class A (a)	55,422	2,130,976
Radiant Logistics, Inc. (a)	54,959	277,543
United Parcel Service, Inc. Class B	1,179,920	134,935,651
XPO Logistics, Inc. (a)(b)	147,648	9,036,058
		280,047,077
Airlines - 0.5%
Alaska Air Group, Inc.	212,539	15,868,162
Allegiant Travel Co. (b)	23,703	2,796,954
American Airlines Group, Inc.	840,913	37,622,448
Delta Air Lines, Inc.	1,254,555	59,202,450
Hawaiian Holdings, Inc. (a)	89,875	3,851,144
JetBlue Airways Corp. (a)	563,310	11,159,171
SkyWest, Inc.	97,566	3,385,540
Southwest Airlines Co.	1,032,776	53,848,941
Spirit Airlines, Inc. (a)	120,068	4,088,315
United Continental Holdings, Inc. (a)	481,496	29,833,492
		221,656,617
Building Products - 0.5%
A.O. Smith Corp.	253,397	14,111,679
AAON, Inc.	75,766	2,469,972
Advanced Drain Systems, Inc. Del	62,250	1,210,763
Allegion PLC	162,633	12,800,843
American Woodmark Corp. (a)	24,566	2,034,065
Apogee Enterprises, Inc.	47,950	2,095,415
Armstrong World Industries, Inc. (a)	81,275	3,860,563
Builders FirstSource, Inc. (a)	179,848	2,927,925
Continental Building Products, Inc. (a)	69,835	1,700,482
CSW Industrials, Inc. (a)	25,190	1,054,202
Fortune Brands Home & Security, Inc.	256,876	16,062,456
GCP Applied Technologies, Inc. (a)	121,060	3,419,945
Gibraltar Industries, Inc. (a)	56,316	1,647,243
GMS, Inc. (a)	46,973	1,511,591
Griffon Corp.	59,127	1,096,806
Insteel Industries, Inc.	29,073	728,860
Jeld-Wen Holding, Inc.	63,204	1,928,986
Johnson Controls International PLC	1,604,213	63,510,793
Lennox International, Inc. (b)	64,752	10,731,349
Masco Corp.	540,799	19,885,179
Masonite International Corp. (a)	51,336	3,249,569
NCI Building Systems, Inc. (a)	58,589	984,295
Owens Corning	191,219	14,175,064
Patrick Industries, Inc. (a)	27,897	2,064,378
PGT, Inc. (a)	80,695	1,065,174
Ply Gem Holdings, Inc. (a)	36,381	565,725
Quanex Building Products Corp.	55,487	1,087,545
Simpson Manufacturing Co. Ltd.	63,559	2,782,613
Tecogen, Inc. New (a)	2,274	6,822
Trex Co., Inc. (a)	51,288	3,897,888
Universal Forest Products, Inc.	36,181	3,155,345
USG Corp. (a)(b)	145,958	4,378,740
		202,202,275
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	4,567,671
ACCO Brands Corp. (a)	198,147	2,169,710
ADS Waste Holdings, Inc.	88,843	2,118,017
Aqua Metals, Inc. (a)(b)	20,623	152,816
ARC Document Solutions, Inc. (a)	46,203	163,097
Brady Corp. Class A	89,558	2,986,759
Casella Waste Systems, Inc. Class A (a)	64,851	1,090,145
CECO Environmental Corp.	40,679	303,872
Cenveo, Inc. (a)(b)	13,016	49,200
Cintas Corp.	149,849	20,231,113
Clean Harbors, Inc. (a)	97,820	5,291,084
Copart, Inc. (a)	345,568	11,296,618
Covanta Holding Corp. (b)	226,728	3,253,547
Deluxe Corp.	77,034	5,342,308
Ennis, Inc.	34,279	654,729
Essendant, Inc.	58,461	693,347
Fuel Tech, Inc. (a)	51,934	46,896
Healthcare Services Group, Inc.	122,906	6,292,787
Heritage-Crystal Clean, Inc. (a)	21,763	424,379
Herman Miller, Inc.	110,582	3,721,084
HNI Corp.	80,621	2,954,760
Hudson Technologies, Inc. (a)(b)	56,393	501,898
Industrial Services of America, Inc. (a)(b)	1,620	3,159
InnerWorkings, Inc. (a)	57,411	601,093
Interface, Inc.	108,800	2,067,200
Intersections, Inc. (a)(b)	12,865	45,156
KAR Auction Services, Inc.	230,024	10,371,782
Kimball International, Inc. Class B	52,574	891,655
Knoll, Inc.	81,039	1,462,754
LSC Communications, Inc.	57,687	929,338
Matthews International Corp. Class A	55,558	3,347,370
McGrath RentCorp.	37,522	1,514,763
Mobile Mini, Inc.	73,292	2,217,083
Msa Safety, Inc.	56,016	4,081,326
Multi-Color Corp.	21,263	1,696,787
NL Industries, Inc. (a)	6,707	50,638
Odyssey Marine Exploration, Inc. (a)(b)	5,346	19,834
Performant Financial Corp. (a)	31,038	54,627
Perma-Fix Environmental Services, Inc. (a)	6,937	24,626
Pitney Bowes, Inc.	320,489	4,118,284
Quad/Graphics, Inc.	51,478	981,171
Quest Resource Holding Corp. (a)(b)	2,977	4,108
R.R. Donnelley & Sons Co.	111,816	1,032,062
Republic Services, Inc.	404,127	26,365,245
Rollins, Inc. (b)	163,488	7,260,502
SP Plus Corp. (a)	38,199	1,409,543
Steelcase, Inc. Class A	153,375	2,024,550
Stericycle, Inc. (a)	146,361	10,521,892
Team, Inc. (a)(b)	59,115	730,070
Tetra Tech, Inc.	99,334	4,231,628
The Brink's Co.	75,766	5,943,843
U.S. Ecology, Inc.	34,516	1,774,122
UniFirst Corp.	28,960	4,158,656
Viad Corp.	33,828	1,858,849
Virco Manufacturing Co. (a)	2,682	13,946
VSE Corp.	10,794	562,907
Waste Management, Inc.	702,694	54,184,734
West Corp.	87,503	2,044,945
		232,906,085
Construction & Engineering - 0.2%
AECOM (a)	274,003	9,179,101
Aegion Corp. (a)	54,146	1,173,344
Ameresco, Inc. Class A (a)	38,199	276,943
Argan, Inc.	22,803	1,444,570
Chicago Bridge & Iron Co. NV (b)	165,022	2,036,371
Comfort Systems U.S.A., Inc.	69,706	2,373,489
Dycom Industries, Inc. (a)(b)	52,510	4,236,507
EMCOR Group, Inc.	106,586	7,038,939
Fluor Corp.	233,020	8,987,581
Goldfield Corp.	41,171	183,211
Granite Construction, Inc. (b)	70,943	3,918,182
Great Lakes Dredge & Dock Corp. (a)	77,922	315,584
HC2 Holdings, Inc. (a)	49,076	223,787
Ies Holdings, Inc. (a)	16,326	269,379
Jacobs Engineering Group, Inc.	212,899	11,600,867
KBR, Inc.	238,105	3,873,968
Keane Group, Inc. (b)	49,477	640,727
Layne Christensen Co. (a)(b)	24,456	262,657
MasTec, Inc. (a)	112,881	4,605,545
MYR Group, Inc. (a)	33,116	854,724
Northwest Pipe Co. (a)(b)	12,188	223,528
NV5 Holdings, Inc. (a)	11,806	569,640
Orion Group Holdings, Inc. (a)	33,745	203,820
Primoris Services Corp.	70,710	2,023,013
Quanta Services, Inc. (a)	267,735	9,619,719
Sterling Construction Co., Inc. (a)	41,743	491,733
Tutor Perini Corp. (a)	72,569	1,897,679
Valmont Industries, Inc.	38,333	5,502,702
		84,027,310
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	75,177	13,290,542
Allied Motion Technologies, Inc.	10,236	258,868
American Superconductor Corp. (a)(b)	20,903	81,104
AMETEK, Inc.	394,980	24,982,485
AZZ, Inc.	45,717	2,235,561
Babcock & Wilcox Enterprises, Inc. (a)	92,914	209,986
Broadwind Energy, Inc. (a)	15,938	54,508
Capstone Turbine Corp. (a)(b)	40,707	26,093
Eaton Corp. PLC	763,510	54,789,478
Emerson Electric Co.	1,105,773	65,284,838
Encore Wire Corp.	34,550	1,482,195
Energous Corp. (a)(b)	25,329	240,372
Energy Focus, Inc. (a)(b)	8,003	14,325
EnerSys	77,507	4,968,199
Enphase Energy, Inc. (a)(b)	30,890	28,419
EnSync, Inc. (a)(b)	32,445	12,654
Espey Manufacturing & Electronics Corp.	2,015	45,620
Fortive Corp.	514,592	33,433,042
FuelCell Energy, Inc. (a)(b)	48,863	75,249
Generac Holdings, Inc. (a)(b)	118,381	4,780,225
General Cable Corp.	78,815	1,335,914
Hubbell, Inc. Class B	92,812	10,468,265
Ideal Power, Inc. (a)(b)	38,104	92,593
LSI Industries, Inc.	35,290	200,800
Ocean Power Technologies, Inc. (a)(b)	1,104	1,347
Orion Energy Systems, Inc. (a)	20,733	19,105
Plug Power, Inc. (a)(b)	485,070	1,038,050
Powell Industries, Inc.	13,455	383,064
Preformed Line Products Co.	1,961	102,462
Real Goods Solar, Inc. (a)	1	1
Regal Beloit Corp.	80,384	6,060,954
Revolution Lighting Technologies, Inc. (a)(b)	7,326	54,286
Rockwell Automation, Inc.	219,516	36,013,795
Sensata Technologies Holding BV (a)(b)	292,485	13,062,380
Sunrun, Inc. (a)(b)	104,524	700,311
Sunworks, Inc. (a)(b)	12,722	19,465
Thermon Group Holdings, Inc. (a)(b)	52,027	859,486
TPI Composites, Inc. (a)	37,115	754,919
Ultralife Corp. (a)	13,410	87,165
Vicor Corp. (a)	18,023	350,547
Vivint Solar, Inc. (a)(b)	34,907	165,808
		278,064,480
Industrial Conglomerates - 1.9%
3M Co.	1,023,713	209,165,040
Carlisle Companies, Inc.	111,464	10,554,526
General Electric Co.	14,915,787	366,182,571
Honeywell International, Inc.	1,302,893	180,151,015
ITT, Inc.	140,185	5,657,867
Raven Industries, Inc.	60,171	1,684,788
Roper Technologies, Inc.	172,938	39,889,879
		813,285,686
Machinery - 1.8%
Actuant Corp. Class A (b)	105,914	2,547,232
AGCO Corp.	111,076	7,603,152
Alamo Group, Inc.	17,898	1,642,320
Albany International Corp. Class A	47,080	2,523,488
Allison Transmission Holdings, Inc.	274,756	9,542,276
Altra Industrial Motion Corp.	46,822	2,156,153
American Railcar Industries, Inc.	11,797	424,692
ARC Group Worldwide, Inc. (a)	1,450	3,553
Astec Industries, Inc.	38,170	1,896,286
Barnes Group, Inc.	79,881	4,994,160
Blue Bird Corp. (a)	4,122	75,020
Briggs & Stratton Corp.	75,012	1,570,751
Caterpillar, Inc.	1,011,242	118,810,823
Chart Industries, Inc. (a)	59,494	2,007,328
CIRCOR International, Inc.	26,680	1,281,174
Colfax Corp. (a)	167,182	6,667,218
Columbus McKinnon Corp. (NY Shares)	35,569	1,174,844
Commercial Vehicle Group, Inc. (a)	77,079	457,849
Crane Co.	92,238	6,846,827
Cummins, Inc.	263,695	42,027,709
Deere & Co.	504,280	58,461,180
Dmc Global, Inc.	17,783	230,290
Donaldson Co., Inc.	227,086	10,729,814
Douglas Dynamics, Inc.	38,692	1,350,351
Dover Corp.	262,682	22,296,448
Eastern Co.	5,588	146,126
Energy Recovery, Inc. (a)(b)	61,650	400,725
EnPro Industries, Inc.	33,499	2,360,675
ESCO Technologies, Inc.	41,567	2,263,323
ExOne Co. (a)(b)	13,829	111,877
Federal Signal Corp.	91,334	1,707,032
Flowserve Corp.	226,246	8,886,943
Franklin Electric Co., Inc.	62,330	2,402,822
FreightCar America, Inc.	19,411	352,504
Gardner Denver Holdings, Inc. (b)	127,416	2,993,002
Gencor Industries, Inc. (a)	2,773	42,704
Global Brass & Copper Holdings, Inc.	34,001	1,014,930
Gorman-Rupp Co.	28,251	859,960
Graco, Inc.	95,451	11,025,545
Graham Corp.	12,124	242,844
Greenbrier Companies, Inc. (b)	47,653	2,044,314
Hardinge, Inc.	14,874	203,625
Harsco Corp. (a)	144,208	2,465,957
Hillenbrand, Inc.	107,808	3,854,136
Hurco Companies, Inc.	6,325	222,324
Hyster-Yale Materials Handling Class A	17,565	1,250,277
IDEX Corp.	131,232	15,430,259
Illinois Tool Works, Inc.	529,610	72,826,671
Ingersoll-Rand PLC	433,238	36,994,193
Jason Industries, Inc. (a)	13,118	16,266
John Bean Technologies Corp.	55,934	4,961,346
Kadant, Inc.	18,429	1,600,559
Kennametal, Inc.	136,498	4,777,430
L.B. Foster Co. Class A	13,680	261,288
Lincoln Electric Holdings, Inc.	100,440	8,722,210
Lindsay Corp. (b)	16,477	1,426,414
Lydall, Inc. (a)	28,864	1,356,608
Manitex International, Inc. (a)	11,053	101,467
Manitowoc Co., Inc. (a)(b)	250,611	2,062,529
Meritor, Inc. (a)	154,933	3,076,969
Middleby Corp. (a)	99,566	12,117,182
Milacron Holdings Corp. (a)	88,730	1,415,244
Miller Industries, Inc.	16,197	406,545
Mueller Industries, Inc.	98,286	2,931,871
Mueller Water Products, Inc. Class A	293,253	3,516,103
Navistar International Corp. New (a)(b)	114,244	3,902,575
NN, Inc.	43,595	1,111,673
Nordson Corp.	91,551	10,006,524
Omega Flex, Inc.	5,880	340,981
Oshkosh Corp.	126,887	9,465,770
PACCAR, Inc.	598,876	39,723,445
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	224,266	36,082,157
Pentair PLC	293,393	18,205,036
ProPetro Holding Corp. (b)	100,689	1,158,930
Proto Labs, Inc. (a)(b)	43,461	3,120,500
RBC Bearings, Inc. (a)	41,703	4,598,590
Rexnord Corp. (a)	169,317	4,043,290
Snap-On, Inc. (b)	97,697	14,417,146
Spartan Motors, Inc.	44,931	413,365
SPX Corp. (a)	68,191	1,643,403
SPX Flow, Inc. (a)	72,709	2,433,570
Standex International Corp.	20,721	1,977,819
Stanley Black & Decker, Inc.	263,099	37,886,256
Sun Hydraulics Corp.	42,205	2,022,042
Supreme Industries, Inc. Class A	19,310	404,351
Tennant Co.	30,833	1,879,271
Terex Corp.	170,082	6,556,661
The L.S. Starrett Co. Class A	4,836	35,303
Timken Co.	116,166	5,210,045
Titan International, Inc.	99,148	850,690
Toro Co.	182,747	11,271,835
TriMas Corp. (a)	72,524	1,755,081
Trinity Industries, Inc.	263,641	7,603,406
Twin Disc, Inc. (a)(b)	8,286	143,845
Wabash National Corp. (b)	105,115	2,209,517
WABCO Holdings, Inc. (a)	85,901	12,337,102
Wabtec Corp.	148,338	10,468,213
Watts Water Technologies, Inc. Class A	51,551	3,180,697
Woodward, Inc.	92,622	6,502,991
Xerium Technologies, Inc. (a)	10,544	63,791
Xylem, Inc.	308,987	19,178,823
		808,911,704
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	143,287
Kirby Corp. (a)(b)	89,632	5,610,963
Matson, Inc.	69,658	1,797,176
		7,551,426
Professional Services - 0.4%
Acacia Research Corp. (a)	73,187	237,858
Advisory Board Co. (a)	68,427	3,643,738
Barrett Business Services, Inc.	8,858	456,896
BG Staffing, Inc. (b)	5,516	89,194
CBIZ, Inc. (a)	94,868	1,437,250
CDI Corp. (a)	12,621	103,492
Cogint, Inc. (a)(b)	74,077	362,977
CRA International, Inc.	15,589	585,055
Dun & Bradstreet Corp.	69,069	7,697,049
Equifax, Inc.	205,395	29,262,626
Exponent, Inc.	49,089	3,342,961
Franklin Covey Co. (a)	19,900	374,120
FTI Consulting, Inc. (a)	78,630	2,666,343
GP Strategies Corp. (a)	22,618	646,875
Heidrick & Struggles International, Inc.	29,141	531,823
Hill International, Inc. (a)	55,142	261,925
Hudson Global, Inc. (a)	13,947	20,502
Huron Consulting Group, Inc. (a)	39,007	1,179,962
ICF International, Inc. (a)	34,131	1,639,995
IHS Markit Ltd. (a)	539,528	25,271,492
Insperity, Inc.	32,267	2,591,040
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,108,256
Kforce, Inc.	36,597	658,746
Korn/Ferry International	104,534	3,483,073
Manpower, Inc.	113,986	12,710,579
Marathon Patent Group, Inc. (a)(b)	8,838	3,871
Mastech Digital, Inc. (a)	373	3,394
MISTRAS Group, Inc. (a)	29,557	558,923
Navigant Consulting, Inc. (a)	75,747	1,161,202
Nielsen Holdings PLC	596,445	23,171,888
On Assignment, Inc. (a)	80,032	3,817,526
Pendrell Corp. (a)	15,028	101,890
RCM Technologies, Inc. (a)	9,908	53,404
Resources Connection, Inc.	51,824	660,756
Robert Half International, Inc.	211,379	9,575,469
RPX Corp. (a)	97,220	1,269,693
TransUnion Holding Co., Inc. (a)	255,382	12,222,583
TriNet Group, Inc. (a)	66,298	2,368,828
TrueBlue, Inc. (a)	75,110	1,536,000
Verisk Analytics, Inc. (a)	260,972	21,151,781
Volt Information Sciences, Inc. (a)	6,248	19,994
WageWorks, Inc. (a)	80,292	4,733,213
Willdan Group, Inc. (a)	10,974	340,304
		183,114,546
Road & Rail - 0.9%
AMERCO	10,691	3,989,988
ArcBest Corp.	43,696	1,297,771
Avis Budget Group, Inc. (a)(b)	143,156	5,186,542
Celadon Group, Inc. (b)	62,978	314,890
Covenant Transport Group, Inc. Class A (a)	19,818	475,830
CSX Corp.	1,571,799	78,904,310
Daseke, Inc. (a)(b)	34,697	454,531
Genesee & Wyoming, Inc. Class A (a)	108,225	7,419,906
Heartland Express, Inc. (b)	91,092	2,019,510
J.B. Hunt Transport Services, Inc.	147,712	14,607,240
Kansas City Southern	182,352	18,860,667
Knight Transportation, Inc. (b)	113,018	4,413,353
Landstar System, Inc.	76,087	7,102,721
Marten Transport Ltd.	73,518	1,260,834
Norfolk Southern Corp.	494,111	59,550,258
Old Dominion Freight Lines, Inc.	117,920	11,780,208
P.A.M. Transportation Services, Inc. (a)	3,193	63,094
Patriot Transportation Holding, Inc. (a)	1,280	24,717
Roadrunner Transportation Systems, Inc. (a)	43,638	325,976
Ryder System, Inc.	90,251	7,003,478
Saia, Inc. (a)	39,382	2,227,052
Schneider National, Inc. Class B (b)	73,442	1,634,085
Swift Transporation Co. (a)(b)	138,111	3,874,014
U.S.A. Truck, Inc. (a)	7,889	87,962
Union Pacific Corp.	1,382,528	145,580,198
Universal Logistics Holdings, Inc.	12,296	204,114
Werner Enterprises, Inc. (b)	69,717	2,307,633
YRC Worldwide, Inc. (a)	47,961	642,198
		381,613,080
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,669
Air Lease Corp. Class A	168,551	6,849,913
Aircastle Ltd.	96,241	2,157,723
Applied Industrial Technologies, Inc.	64,348	3,667,836
Beacon Roofing Supply, Inc. (a)	111,136	5,234,506
BlueLinx Corp. (a)	2,338	22,819
BMC Stock Holdings, Inc. (a)	96,728	1,963,578
CAI International, Inc. (a)	29,270	907,077
DXP Enterprises, Inc. (a)	22,844	618,844
Fastenal Co. (b)	510,029	21,762,937
GATX Corp. (b)	67,450	4,086,121
H&E Equipment Services, Inc.	49,244	1,159,204
HD Supply Holdings, Inc. (a)	339,883	11,318,104
Herc Holdings, Inc. (a)(b)	42,814	1,807,607
Houston Wire & Cable Co.	15,647	89,970
Huttig Building Products, Inc. (a)	22,831	130,137
Kaman Corp.	42,373	2,077,972
Lawson Products, Inc. (a)	6,300	150,255
MRC Global, Inc. (a)	173,407	2,734,628
MSC Industrial Direct Co., Inc. Class A	88,439	6,091,678
Neff Corp. (a)	8,761	218,587
Nexeo Solutions, Inc. (a)	103,751	743,895
Now, Inc. (a)	176,983	2,063,622
Rush Enterprises, Inc. Class A (a)	64,888	2,659,759
SiteOne Landscape Supply, Inc. (a)(b)	67,882	3,410,392
Textainer Group Holdings Ltd. (b)	42,716	758,209
Titan Machinery, Inc. (a)	24,582	317,108
Triton International Ltd.	53,680	1,981,866
United Rentals, Inc. (a)	143,088	16,892,969
Univar, Inc. (a)	178,396	5,032,551
Veritiv Corp. (a)	19,444	544,432
W.W. Grainger, Inc. (b)	90,821	14,764,770
Watsco, Inc.	53,435	7,874,182
WESCO International, Inc. (a)	73,100	3,687,895
Willis Lease Finance Corp. (a)	2,668	63,498
		133,853,313
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	130,429	9,714,352
SEACOR Marine Holdings, Inc. (b)	30,560	391,474
		10,105,826

TOTAL INDUSTRIALS		4,674,762,434

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,655,820
Aerohive Networks, Inc. (a)	130,171	449,090
Applied Optoelectronics, Inc. (a)(b)	29,272	1,730,561
Arista Networks, Inc. (a)(b)	74,208	13,071,739
Arris International PLC (a)	323,592	9,015,273
Aviat Networks, Inc. (a)	5,550	85,914
Black Box Corp.	16,753	50,259
Blonder Tongue Laboratories, Inc. (a)	3,352	1,445
Brocade Communications Systems, Inc.	716,208	8,866,655
CalAmp Corp. (a)	63,415	1,175,714
Calix Networks, Inc. (a)	55,272	270,833
Carvana Co. Class A (b)	26,177	467,259
Ciena Corp. (a)(b)	238,403	5,151,889
Cisco Systems, Inc.	8,562,233	275,789,525
Clearfield, Inc. (a)(b)	16,017	195,407
CommScope Holding Co., Inc. (a)	326,580	10,796,735
Communications Systems, Inc.	4,311	15,563
Comtech Telecommunications Corp.	38,555	754,521
Dasan Zhone Solutions, Inc. (a)	1,172	7,688
Digi International, Inc. (a)	37,099	341,311
EchoStar Holding Corp. Class A (a)	85,828	5,175,428
EMCORE Corp. (a)	50,451	459,104
Extreme Networks, Inc. (a)	245,320	2,804,008
F5 Networks, Inc. (a)	110,573	13,200,205
Finisar Corp. (a)	193,129	4,664,065
Harmonic, Inc. (a)(b)	134,269	436,374
Harris Corp.	209,532	25,751,483
Infinera Corp. (a)(b)	259,331	2,193,940
InterDigital, Inc.	59,150	4,220,353
Juniper Networks, Inc.	647,360	17,951,293
KVH Industries, Inc. (a)	23,641	278,964
Lantronix, Inc. (a)	71	150
Lumentum Holdings, Inc. (a)(b)	94,599	5,377,953
Motorola Solutions, Inc.	275,488	24,276,003
NETGEAR, Inc. (a)	57,212	2,746,176
NetScout Systems, Inc. (a)	150,999	4,945,217
Network-1 Security Solutions, Inc.	21,477	81,613
Oclaro, Inc. (a)(b)	207,242	1,742,905
Optical Cable Corp. (a)	564	1,382
Palo Alto Networks, Inc. (a)	156,219	20,728,699
Parkervision, Inc. (a)(b)	10,028	19,254
PC-Tel, Inc.	11,999	77,754
Plantronics, Inc.	53,885	2,297,118
Relm Wireless Corp.	9,436	36,800
Resonant, Inc. (a)(b)	2,385	10,852
ShoreTel, Inc. (a)	114,759	854,955
Sonus Networks, Inc. (a)	82,074	567,131
Tessco Technologies, Inc.	7,287	95,460
Ubiquiti Networks, Inc. (a)(b)	44,626	2,659,263
ViaSat, Inc. (a)(b)	93,287	5,933,986
Viavi Solutions, Inc. (a)	389,051	3,906,072
Westell Technologies, Inc. Class A (a)	18,994	54,513
		483,441,674
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	523,273	42,353,717
Anixter International, Inc. (a)	51,288	3,785,054
Applied DNA Sciences, Inc. (a)(b)	18,968	39,264
Arrow Electronics, Inc. (a)	174,121	13,830,431
Avnet, Inc.	219,819	8,478,419
AVX Corp.	141,087	2,461,968
Badger Meter, Inc.	74,053	3,399,033
Bel Fuse, Inc. Class B (non-vtg.)	12,097	308,474
Belden, Inc.	76,472	5,893,697
Benchmark Electronics, Inc. (a)	73,834	2,399,605
Cardtronics PLC (a)	76,739	1,993,679
CDW Corp.	262,789	16,666,078
ClearSign Combustion Corp. (a)(b)	7,019	21,408
Cognex Corp.	154,691	16,856,678
Coherent, Inc. (a)	41,706	9,730,844
Control4 Corp. (a)	35,202	871,602
Corning, Inc.	1,571,612	45,199,561
CTS Corp.	48,442	1,089,945
CUI Global, Inc. (a)(b)	26,608	102,973
Daktronics, Inc.	49,334	475,086
Dell Technologies, Inc.	232,199	17,398,671
Dolby Laboratories, Inc. Class A	101,632	5,128,351
Echelon Corp. (a)	3,219	14,904
Electro Scientific Industries, Inc. (a)	113,580	1,399,306
eMagin Corp. (a)	5,084	10,931
ePlus, Inc. (a)	21,340	1,786,158
Fabrinet (a)	63,037	2,448,357
FARO Technologies, Inc. (a)	24,409	840,890
Fitbit, Inc. (a)(b)	275,332	1,660,252
FLIR Systems, Inc.	235,820	8,961,160
Frequency Electronics, Inc. (a)	2,550	20,349
Giga-Tronics, Inc. (a)	2,579	1,554
I. D. Systems Inc. (a)	6,071	38,490
Identiv, Inc. (a)	10,618	52,134
IEC Electronics Corp. (a)	86	356
II-VI, Inc. (a)	95,705	3,431,024
Insight Enterprises, Inc. (a)	62,606	2,509,248
Intellicheck, Inc. (a)(b)	545	1,417
IPG Photonics Corp. (a)	63,918	11,236,145
Iteris, Inc. (a)(b)	32,677	209,786
Itron, Inc. (a)	55,882	4,057,033
Jabil, Inc.	305,429	9,575,199
KEMET Corp. (a)	73,106	1,747,964
KEY Tronic Corp. (a)	6,483	46,094
Keysight Technologies, Inc. (a)	331,556	13,547,378
Kimball Electronics, Inc. (a)	30,376	578,663
Knowles Corp. (a)(b)	178,238	2,614,751
LightPath Technologies, Inc. Class A (a)	376	981
Littelfuse, Inc.	39,308	7,317,577
LRAD Corp. (a)	56,581	96,754
Luna Innovations, Inc. (a)	1,444	2,180
Maxwell Technologies, Inc. (a)	38,769	215,943
Mesa Laboratories, Inc.	4,836	660,453
Methode Electronics, Inc. Class A	56,055	2,292,650
MicroVision, Inc. (a)(b)	117,860	279,328
MTS Systems Corp. (b)	29,288	1,417,539
National Instruments Corp.	178,144	7,195,236
Neonode, Inc. (a)(b)	33,197	41,828
NetList, Inc. (a)(b)	104,599	73,219
Novanta, Inc. (a)	69,461	2,715,925
OSI Systems, Inc. (a)	28,365	2,355,997
Park Electrochemical Corp.	28,127	510,786
PC Connection, Inc.	26,383	673,030
PC Mall, Inc. (a)(b)	8,716	114,615
Perceptron, Inc. (a)	13,154	101,417
Plexus Corp. (a)	72,969	3,800,226
RadiSys Corp. (a)	34,231	53,743
Research Frontiers, Inc. (a)(b)	16,855	19,889
RF Industries Ltd.	5,778	10,400
Richardson Electronics Ltd.	23,707	132,759
Rogers Corp. (a)	31,193	3,697,930
Sanmina Corp. (a)	138,110	5,172,220
ScanSource, Inc. (a)	36,663	1,439,023
SYNNEX Corp.	50,673	6,060,998
Systemax, Inc.	23,392	571,700
TE Connectivity Ltd.	603,729	48,056,828
Tech Data Corp. (a)	55,538	6,125,286
Trimble, Inc. (a)	431,914	16,706,434
TTM Technologies, Inc. (a)(b)	135,794	1,933,707
Uni-Pixel, Inc. (a)(b)	49,445	5,444
Universal Display Corp.	75,720	9,624,012
VeriFone Systems, Inc. (a)	198,885	3,931,956
Vishay Intertechnology, Inc.	233,503	4,133,003
Vishay Precision Group, Inc. (a)	9,596	209,673
Wayside Technology Group, Inc.	1,232	18,850
Wireless Telecom Group, Inc. (a)	11,200	16,464
Zebra Technologies Corp. Class A (a)	89,788	9,256,245
		412,316,329
Internet Software & Services - 4.4%
2U, Inc. (a)(b)	68,060	3,409,806
Actua Corp. (a)(b)	58,635	750,528
Akamai Technologies, Inc. (a)	294,471	13,884,308
Alarm.com Holdings, Inc. (a)(b)	24,291	1,091,152
Alphabet, Inc.:
Class A (a)	508,559	485,795,899
Class C (a)	512,009	480,945,414
Amber Road, Inc. (a)	55,819	449,901
Angie's List, Inc. (a)(b)	57,858	703,553
AppFolio, Inc. (a)	18,857	808,965
Apptio, Inc. Class A	10,079	179,406
Autobytel, Inc. (a)	9,434	68,491
Bankrate, Inc. (a)	83,183	1,152,085
Bazaarvoice, Inc. (a)	201,642	957,800
Benefitfocus, Inc. (a)	24,805	765,234
BlackLine, Inc. (b)	26,716	824,723
Blucora, Inc. (a)	67,133	1,530,632
Box, Inc. Class A (a)	112,627	2,209,742
Brightcove, Inc. (a)	59,246	417,684
BroadVision, Inc. (a)	490	1,936
Carbonite, Inc. (a)(b)	40,379	807,580
Care.com, Inc. (a)	25,585	383,007
ChannelAdvisor Corp. (a)	32,537	377,429
Cloudera, Inc. (b)	72,946	1,415,152
CommerceHub, Inc.:
Series A (a)	21,320	472,664
Series C (a)	54,178	1,150,199
Cornerstone OnDemand, Inc. (a)	79,186	2,769,926
CoStar Group, Inc. (a)	54,807	15,708,782
Coupa Software, Inc.	54,059	1,646,637
Determine, Inc. (a)	552	1,110
DHI Group, Inc. (a)	141,360	275,652
eBay, Inc. (a)	1,720,569	62,164,158
eGain Communications Corp. (a)	8,558	14,549
Endurance International Group Holdings, Inc. (a)	119,063	916,785
Envestnet, Inc. (a)	69,312	3,080,918
Facebook, Inc. Class A (a)	4,046,445	695,867,147
Five9, Inc. (a)	81,974	1,762,441
GlowPoint, Inc. (a)	18,770	5,068
GoDaddy, Inc. (a)(b)	96,243	4,313,611
Gogo, Inc. (a)(b)	109,584	1,535,272
GrubHub, Inc. (a)(b)	145,837	8,325,834
GTT Communications, Inc. (a)	50,744	1,611,122
Hortonworks, Inc. (a)	69,183	1,175,419
IAC/InterActiveCorp (a)	125,109	14,201,123
Instructure, Inc. (a)	8,268	244,733
Internap Network Services Corp. (a)(b)	99,683	445,583
Inuvo, Inc. (a)	9,640	9,833
iPass, Inc. (a)	33,662	18,851
j2 Global, Inc. (b)	83,229	6,265,479
Leaf Group Ltd. (a)	19,244	136,632
Limelight Networks, Inc. (a)	85,727	307,760
Liquidity Services, Inc. (a)	37,923	216,161
LivePerson, Inc. (a)	99,233	1,329,722
LogMeIn, Inc.	88,256	10,096,486
Marchex, Inc. Class B (a)	28,685	88,637
Marin Software, Inc. (a)	9,976	11,472
Match Group, Inc. (a)(b)	78,674	1,711,160
MaxPoint Interactive, Inc. (a)	1,466	20,099
MeetMe, Inc. (a)(b)	113,904	446,504
MINDBODY, Inc. (a)(b)	51,352	1,214,475
MuleSoft, Inc. Class A (b)	52,013	1,133,883
New Relic, Inc. (a)	60,180	2,882,622
NIC, Inc.	110,917	1,813,493
NumereX Corp. Class A (a)	13,747	53,476
Nutanix, Inc. Class A (b)	87,220	1,918,840
Okta, Inc. (b)	46,160	1,245,858
Ominto, Inc. (a)(b)	11,014	35,796
Pandora Media, Inc. (a)(b)	408,712	3,453,616
Q2 Holdings, Inc. (a)	48,710	1,977,626
QuinStreet, Inc. (a)	38,666	206,863
Qumu Corp. (a)	6,017	16,908
Quotient Technology, Inc. (a)(b)	132,658	1,989,870
Reis, Inc.	8,134	139,091
Rocket Fuel, Inc. (a)(b)	59,472	154,032
SecureWorks Corp. (a)(b)	18,872	193,061
Shutterstock, Inc. (a)(b)	29,764	999,475
Spark Networks, Inc. (a)(b)	16,620	20,775
SPS Commerce, Inc. (a)	30,117	1,834,728
Stamps.com, Inc. (a)(b)	27,053	5,173,886
Support.com, Inc. (a)	39,218	92,554
Synacor, Inc. (a)(b)	20,037	46,085
TechTarget, Inc. (a)	23,593	234,514
The Trade Desk, Inc. (b)	37,435	1,982,932
Travelzoo, Inc. (a)	5,383	43,871
Tremor Video, Inc. (a)	17,986	63,311
TrueCar, Inc. (a)(b)	124,192	2,105,054
Twilio, Inc. Class A (a)(b)	42,402	1,241,531
Twitter, Inc. (a)	1,064,350	17,998,159
VeriSign, Inc. (a)(b)	147,930	15,347,738
Web.com Group, Inc. (a)(b)	88,964	2,250,789
WebMD Health Corp. (a)(b)	69,214	4,598,578
XO Group, Inc. (a)	81,695	1,521,161
Yelp, Inc. (a)(b)	104,237	4,440,496
Yext, Inc. (b)	22,445	292,009
YuMe, Inc.	101,833	497,963
Zillow Group, Inc.:
Class A (a)	72,361	2,888,651
Class C (a)(b)	192,635	7,632,199
		1,927,013,925
IT Services - 3.8%
Accenture PLC Class A	1,060,760	138,704,978
Acxiom Corp. (a)	136,727	3,184,372
Alliance Data Systems Corp.	94,701	21,355,076
Amdocs Ltd.	273,648	17,729,654
Automatic Data Processing, Inc.	763,935	81,336,159
Black Knight Financial Services, Inc. Class A (a)(b)	45,984	1,958,918
Blackhawk Network Holdings, Inc. (a)	93,800	4,202,240
Booz Allen Hamilton Holding Corp. Class A	251,437	8,576,516
Broadridge Financial Solutions, Inc.	205,695	16,070,950
CACI International, Inc. Class A (a)	43,520	5,648,896
Cartesian, Inc. (a)	206	102
Cass Information Systems, Inc.	15,060	921,973
Cognizant Technology Solutions Corp. Class A	1,007,698	71,314,787
Computer Task Group, Inc.	11,646	61,724
Conduent, Inc.	300,582	4,962,609
Convergys Corp.	164,874	3,874,539
CoreLogic, Inc. (a)	146,089	6,861,800
CSG Systems International, Inc.	60,961	2,359,800
CSP, Inc.	3,696	37,367
CSRA, Inc.	246,056	7,753,225
DST Systems, Inc.	112,242	5,761,382
DXC Technology Co.	482,546	41,016,410
Edgewater Technology, Inc. (a)	2,875	18,400
EPAM Systems, Inc. (a)	77,553	6,307,385
Euronet Worldwide, Inc. (a)	88,098	8,657,390
Everi Holdings, Inc. (a)	99,354	766,019
EVERTEC, Inc.	105,730	1,945,432
ExlService Holdings, Inc. (a)	59,903	3,371,341
Fidelity National Information Services, Inc.	560,193	52,053,134
First Data Corp. Class A (a)	335,780	6,181,710
Fiserv, Inc. (a)	363,868	45,014,110
FleetCor Technologies, Inc. (a)	157,293	22,614,015
Forrester Research, Inc.	17,100	696,825
Gartner, Inc. (a)	154,792	18,666,367
Genpact Ltd.	232,461	6,613,515
Global Payments, Inc.	258,559	24,689,799
Hackett Group, Inc.	39,872	544,652
IBM Corp.	1,465,294	209,581,001
Information Services Group, Inc. (a)	18,000	67,500
Innodata, Inc. (a)	14,010	21,716
Jack Henry & Associates, Inc.	139,152	14,342,397
Leidos Holdings, Inc.	242,832	14,161,962
ManTech International Corp. Class A	47,385	1,905,825
MasterCard, Inc. Class A	1,606,433	214,137,519
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	109,431	6,651,216
ModusLink Global Solutions, Inc. (a)(b)	31,030	49,648
MoneyGram International, Inc. (a)	66,937	1,054,927
Paychex, Inc.	545,609	31,116,081
PayPal Holdings, Inc. (a)	1,912,306	117,951,034
Perficient, Inc. (a)	51,600	944,280
PFSweb, Inc. (a)	22,457	176,961
Planet Payment, Inc. (a)	40,113	158,847
Presidio, Inc. (b)	95,619	1,330,060
PRG-Schultz International, Inc. (a)	36,569	246,841
Sabre Corp. (b)	349,079	6,437,017
Science Applications International Corp.	74,228	5,483,965
ServiceSource International, Inc. (a)	93,929	330,630
Square, Inc. (a)	45,912	1,198,762
StarTek, Inc. (a)	15,709	186,937
Sykes Enterprises, Inc. (a)	68,849	1,835,514
Syntel, Inc. (b)	56,060	1,012,444
Teletech Holdings, Inc.	29,721	1,179,924
Teradata Corp. (a)(b)	220,606	7,041,744
The Western Union Co.	833,977	15,778,845
Total System Services, Inc.	282,084	19,497,646
Travelport Worldwide Ltd.	241,707	3,659,444
Unisys Corp. (a)(b)	68,286	529,217
Vantiv, Inc. (a)	274,434	19,399,739
Virtusa Corp. (a)	48,896	1,775,903
Visa, Inc. Class A	3,160,024	327,125,684
WEX, Inc. (a)	68,406	7,465,831
WidePoint Corp. (a)	71,654	38,693
		1,675,731,502
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (a)(b)	24,135	1,178,512
Advanced Energy Industries, Inc. (a)	70,933	5,216,413
Advanced Micro Devices, Inc. (a)(b)	1,322,156	17,188,028
AEHR Test Systems (a)	18,931	63,608
Alpha & Omega Semiconductor Ltd. (a)	32,383	514,242
Amkor Technology, Inc. (a)	223,902	1,965,860
Amtech Systems, Inc. (a)	13,719	151,595
Analog Devices, Inc.	632,839	52,949,639
Applied Materials, Inc.	1,825,017	82,344,767
Axcelis Technologies, Inc. (a)	45,794	957,095
AXT, Inc. (a)(b)	68,422	533,692
Broadcom Ltd.	687,438	173,282,497
Brooks Automation, Inc.	126,012	3,285,133
Cabot Microelectronics Corp.	44,714	3,202,417
Cavium, Inc. (a)	113,279	7,171,693
Ceva, Inc. (a)	37,331	1,513,772
Cirrus Logic, Inc. (a)	109,205	6,331,706
Cohu, Inc.	83,996	1,575,765
Cree, Inc. (a)(b)	179,530	4,367,965
CVD Equipment Corp. (a)(b)	24,298	267,278
CyberOptics Corp. (a)(b)	9,251	140,153
Cypress Semiconductor Corp. (b)	556,739	7,621,757
Diodes, Inc. (a)	66,747	1,878,261
DSP Group, Inc. (a)	64,723	770,204
Entegris, Inc. (a)	244,281	6,216,951
Experi Corp.	89,409	2,436,395
First Solar, Inc. (a)(b)	134,619	6,321,708
FormFactor, Inc. (a)	123,711	1,868,036
GSI Technology, Inc. (a)	18,344	121,804
Ichor Holdings Ltd.	29,846	682,876
Impinj, Inc. (a)(b)	14,583	557,654
Inphi Corp. (a)(b)	64,122	2,455,231
Integrated Device Technology, Inc. (a)	224,546	5,548,532
Intel Corp.	8,073,812	283,148,587
Intermolecular, Inc. (a)	6,975	5,999
Intest Corp. (a)	2,175	16,421
IXYS Corp. (a)	67,452	1,551,396
KLA-Tencor Corp.	267,440	25,056,454
Kopin Corp. (a)(b)	88,411	355,412
Kulicke & Soffa Industries, Inc. (a)	125,107	2,380,786
Lam Research Corp.	272,876	45,291,958
Lattice Semiconductor Corp. (a)	220,983	1,248,554
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	62,646	2,852,899
Marvell Technology Group Ltd.	752,545	13,478,081
Maxim Integrated Products, Inc.	484,561	22,609,616
MaxLinear, Inc. Class A (a)	86,669	1,872,050
Microchip Technology, Inc. (b)	388,920	33,758,256
Micron Technology, Inc. (a)	1,773,384	56,695,086
Microsemi Corp. (a)	202,154	10,184,519
MKS Instruments, Inc.	93,742	7,719,654
Monolithic Power Systems, Inc.	69,641	7,056,026
MoSys, Inc. (a)(b)	6,042	5,861
Nanometrics, Inc. (a)	38,377	989,743
NeoPhotonics Corp. (a)(b)	44,702	261,507
NVE Corp.	7,985	605,582
NVIDIA Corp.	1,018,180	172,520,419
ON Semiconductor Corp. (a)	717,972	12,262,962
PDF Solutions, Inc. (a)(b)	47,788	725,900
Photronics, Inc. (a)	101,617	802,774
Pixelworks, Inc. (a)(b)	22,798	109,430
Power Integrations, Inc.	52,203	3,802,989
Qorvo, Inc. (a)(b)	214,691	15,719,675
Qualcomm, Inc.	2,530,781	132,283,923
QuickLogic Corp. (a)(b)	142,208	190,559
Rambus, Inc. (a)	201,505	2,613,520
Rubicon Technology, Inc. (a)(b)	2,504	20,508
Rudolph Technologies, Inc. (a)	69,669	1,546,652
Semtech Corp. (a)	111,258	4,183,301
Sevcon, Inc. (a)	2,938	64,577
Sigma Designs, Inc. (a)	51,095	319,344
Silicon Laboratories, Inc. (a)	73,360	5,568,024
Skyworks Solutions, Inc.	316,117	33,306,087
SolarEdge Technologies, Inc. (a)	54,440	1,456,270
SunPower Corp. (a)(b)	97,783	864,402
Synaptics, Inc. (a)(b)	56,125	2,333,116
Teradyne, Inc.	339,570	12,092,088
Texas Instruments, Inc.	1,696,527	140,506,366
Ultra Clean Holdings, Inc. (a)	60,588	1,397,765
Veeco Instruments, Inc. (a)	86,705	1,638,725
Versum Materials, Inc.	188,451	6,959,495
Xcerra Corp. (a)	98,441	966,691
Xilinx, Inc.	430,246	28,422,051
		1,500,503,299
Software - 5.0%
8x8, Inc. (a)	162,409	2,298,087
A10 Networks, Inc. (a)	73,118	478,923
ACI Worldwide, Inc. (a)	200,153	4,555,482
Activision Blizzard, Inc.	1,183,120	77,565,347
Adobe Systems, Inc. (a)	841,242	130,527,109
Agilysys, Inc. (a)	38,149	392,553
American Software, Inc. Class A	55,166	607,378
ANSYS, Inc. (a)	144,955	18,673,103
Aspen Technology, Inc. (a)	131,521	8,318,703
Asure Software, Inc. (a)(b)	8,721	100,989
Autodesk, Inc. (a)	329,727	37,740,552
Barracuda Networks, Inc. (a)	58,271	1,410,741
Blackbaud, Inc.	80,900	6,828,769
Bottomline Technologies, Inc. (a)	62,280	1,887,707
BroadSoft, Inc. (a)(b)	53,585	2,655,137
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	535,355	17,763,079
Cadence Design Systems, Inc. (a)	470,063	18,468,775
Callidus Software, Inc. (a)	115,529	2,974,872
CDK Global, Inc.	250,362	16,148,349
Citrix Systems, Inc. (a)	260,051	20,338,589
CommVault Systems, Inc. (a)	75,089	4,584,183
Datawatch Corp. (a)	9,730	100,219
Digimarc Corp. (a)(b)	18,523	572,361
Digital Turbine, Inc. (a)(b)	41,910	48,616
Document Security Systems, Inc. (a)	4,956	3,271
Ebix, Inc.	35,461	2,046,100
Electronic Arts, Inc. (a)	528,943	64,266,575
Ellie Mae, Inc. (a)	59,098	4,903,952
Everbridge, Inc.	29,747	689,238
Evolving Systems, Inc. (a)	4,973	23,622
Exa Corp. (a)	15,758	226,127
Fair Isaac Corp.	53,660	7,553,182
FalconStor Software, Inc. (a)(b)	37,427	13,474
FireEye, Inc. (a)(b)	276,277	4,080,611
Form Holdings Corp. (a)(b)	9,862	12,032
Fortinet, Inc. (a)	253,763	9,693,747
Gigamon, Inc. (a)	53,853	2,312,986
Glu Mobile, Inc. (a)(b)	173,754	632,465
GSE Systems, Inc. (a)	388	1,086
Guidance Software, Inc. (a)	26,710	189,107
Guidewire Software, Inc. (a)	129,374	9,794,906
HubSpot, Inc. (a)(b)	54,014	3,961,927
Imperva, Inc. (a)	51,764	2,311,263
Inseego Corp. (b)	35,452	49,987
Intuit, Inc.	414,561	58,639,653
Manhattan Associates, Inc. (a)	127,067	5,343,167
Microsoft Corp.	13,229,954	989,203,661
MicroStrategy, Inc. Class A (a)	16,727	2,157,783
Mitek Systems, Inc. (a)	45,058	457,339
MobileIron, Inc. (a)	70,668	268,538
Model N, Inc. (a)	64,636	875,818
Monotype Imaging Holdings, Inc.	66,977	1,222,330
NetSol Technologies, Inc. (a)	10,165	45,743
Nuance Communications, Inc. (a)	427,719	6,873,444
Oracle Corp.	5,148,287	259,113,285
Parametric Technology Corp. (a)	196,550	11,006,800
Park City Group, Inc. (a)(b)	18,083	227,846
Paycom Software, Inc. (a)(b)	65,084	4,855,917
Paylocity Holding Corp. (a)	39,896	1,960,489
Pegasystems, Inc.	63,152	3,634,398
Polarityte, Inc. (a)(b)	5,861	170,496
Progress Software Corp.	78,882	2,648,858
Proofpoint, Inc. (a)(b)	71,790	6,587,450
PROS Holdings, Inc. (a)	40,708	1,072,249
QAD, Inc.:
Class A	10,065	339,191
Class B	4,298	115,960
Qualys, Inc. (a)	50,519	2,399,653
Rapid7, Inc. (a)	27,175	458,171
RealNetworks, Inc. (a)	28,670	114,393
RealPage, Inc. (a)	95,369	4,110,404
Red Hat, Inc. (a)	303,397	32,615,178
RingCentral, Inc. (a)	109,308	4,629,194
Rosetta Stone, Inc. (a)	22,826	209,999
Salesforce.com, Inc. (a)	1,141,898	109,039,840
SeaChange International, Inc. (a)	36,866	96,220
ServiceNow, Inc. (a)	298,950	34,735,001
Silver Spring Networks, Inc. (a)(b)	66,256	838,801
SITO Mobile Ltd. (a)(b)	17,979	76,950
Smith Micro Software, Inc. (a)	10,363	11,296
Sonic Foundry, Inc. (a)	155	529
Splunk, Inc. (a)(b)	236,248	15,849,878
SS&C Technologies Holdings, Inc.	293,141	11,347,488
Symantec Corp.	1,047,401	31,401,082
Synchronoss Technologies, Inc. (a)	70,331	1,180,857
Synopsys, Inc. (a)	254,413	20,459,893
Tableau Software, Inc. (a)(b)	103,158	7,476,892
Take-Two Interactive Software, Inc. (a)	184,465	18,038,832
TeleNav, Inc. (a)	46,856	304,564
The Rubicon Project, Inc. (a)	59,339	223,115
TiVo Corp.	211,366	3,867,998
Tyler Technologies, Inc. (a)	58,649	10,134,547
Ultimate Software Group, Inc. (a)(b)	52,907	10,629,016
Upland Software, Inc. (a)	13,813	317,699
Varonis Systems, Inc. (a)	31,174	1,209,551
Vasco Data Security International, Inc. (a)	48,861	613,206
Verint Systems, Inc. (a)	104,276	4,139,757
VirnetX Holding Corp. (a)(b)	93,723	374,892
VMware, Inc. Class A (a)(b)	121,491	13,133,177
Workday, Inc. Class A (a)(b)	222,931	24,453,301
Workiva, Inc. (a)	31,679	639,916
Zedge, Inc. (a)	14,921	26,858
Zendesk, Inc. (a)	130,945	3,587,893
Zix Corp. (a)	69,803	370,654
Zynga, Inc. (a)	1,392,357	5,221,339
		2,219,019,640
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	180,858	2,271,576
Apple, Inc.	8,935,155	1,465,365,349
Astro-Med, Inc.	4,606	62,642
Avid Technology, Inc. (a)(b)	38,570	170,094
Concurrent Computer Corp.	6,675	42,186
CPI Card Group (b)	22,281	21,396
Cray, Inc. (a)	76,017	1,432,920
Diebold Nixdorf, Inc.	123,985	2,535,493
Eastman Kodak Co. (a)(b)	64,018	496,140
Electronics for Imaging, Inc. (a)(b)	82,143	2,921,005
Everspin Technologies, Inc. (b)	9,978	162,641
Hewlett Packard Enterprise Co.	2,841,574	51,318,826
HP, Inc.	2,885,248	55,050,532
Immersion Corp. (a)(b)	59,681	436,865
Intevac, Inc. (a)	29,097	264,783
NCR Corp. (a)	216,399	7,905,055
NetApp, Inc.	460,042	17,785,224
Pure Storage, Inc. Class A (a)(b)	153,259	2,282,027
Quantum Corp. (a)(b)	41,835	230,511
Seagate Technology LLC (b)	503,012	15,859,968
Super Micro Computer, Inc. (a)(b)	65,674	1,748,570
Transact Technologies, Inc.	3,411	33,257
U.S.A. Technologies, Inc. (a)(b)	68,908	375,549
Western Digital Corp.	496,255	43,804,429
Xerox Corp.	371,484	11,987,789
Xplore Technologies Corp. (a)	2,067	6,552
		1,684,571,379

TOTAL INFORMATION TECHNOLOGY		9,902,597,748

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,371,010
Advanced Emissions Solutions, Inc. (b)	57,241	594,162
AdvanSix, Inc.	52,136	1,664,702
AgroFresh Solutions, Inc. (a)(b)	38,931	277,189
Air Products & Chemicals, Inc.	375,812	54,631,790
Albemarle Corp. U.S.	190,401	22,136,020
American Vanguard Corp.	44,829	907,787
Ashland Global Holdings, Inc.	107,479	6,669,072
Axalta Coating Systems (a)	374,838	11,065,218
Balchem Corp.	53,639	4,020,779
BioAmber, Inc. (a)(b)	17,794	7,776
Cabot Corp.	106,306	5,600,200
Calgon Carbon Corp.	83,129	1,014,174
Celanese Corp. Class A	237,507	23,042,929
CF Industries Holdings, Inc.	394,832	11,446,180
Chase Corp.	19,479	1,821,287
Codexis, Inc. (a)	42,409	235,370
Core Molding Technologies, Inc.	10,858	223,349
Eastman Chemical Co.	259,233	22,345,885
Ecolab, Inc.	447,379	59,635,621
Ferro Corp. (a)	133,620	2,574,857
Flotek Industries, Inc. (a)(b)	98,612	510,810
FMC Corp.	228,847	19,731,188
FutureFuel Corp.	37,844	510,137
H.B. Fuller Co.	88,055	4,419,480
Hawkins, Inc.	13,930	496,605
Huntsman Corp.	335,090	8,903,341
Ingevity Corp. (a)	71,031	4,472,822
Innophos Holdings, Inc.	32,175	1,469,111
Innospec, Inc.	41,822	2,321,121
International Flavors & Fragrances, Inc.	134,797	18,446,969
Intrepid Potash, Inc. (a)(b)	199,844	741,421
KMG Chemicals, Inc.	10,303	494,750
Koppers Holdings, Inc. (a)	34,144	1,338,445
Kraton Performance Polymers, Inc. (a)	55,754	1,830,404
Kronos Worldwide, Inc.	34,238	716,601
LSB Industries, Inc. (a)(b)	28,693	175,027
LyondellBasell Industries NV Class A	566,829	51,349,039
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,727
Minerals Technologies, Inc.	58,663	3,754,432
Monsanto Co.	754,490	88,426,228
NewMarket Corp.	16,721	6,997,906
Olin Corp.	276,573	8,913,948
OMNOVA Solutions, Inc. (a)	52,644	458,003
Platform Specialty Products Corp. (a)(b)	374,823	4,377,933
PolyOne Corp.	144,671	5,228,410
PPG Industries, Inc.	437,630	45,653,562
Praxair, Inc.	486,123	63,944,619
Quaker Chemical Corp.	22,939	3,193,568
Rayonier Advanced Materials, Inc.	82,695	1,134,575
RPM International, Inc.	226,844	11,108,551
Senomyx, Inc. (a)	66,138	40,020
Sensient Technologies Corp.	86,306	6,226,978
Sherwin-Williams Co.	137,857	46,770,744
Stepan Co.	34,404	2,661,493
The Chemours Co. LLC	310,949	15,258,267
The Dow Chemical Co.	3,839,123	255,877,548
The Mosaic Co.	596,228	11,912,635
The Scotts Miracle-Gro Co. Class A	77,671	7,424,571
Trecora Resources (a)	28,770	349,556
Tredegar Corp.	71,882	1,171,677
Trinseo SA	75,141	5,026,933
Tronox Ltd. Class A	110,795	2,292,349
Valhi, Inc.	35,553	77,506
Valvoline, Inc.	351,998	7,494,037
W.R. Grace & Co.	111,862	7,995,896
Westlake Chemical Corp.	64,435	4,955,696
Yield10 Bioscience, Inc. (a)(b)	693	1,864
		967,960,860
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,332,672
Forterra, Inc. (b)	32,917	109,284
Foundation Building Materials, Inc.	21,184	276,663
Martin Marietta Materials, Inc.	109,383	23,188,102
Summit Materials, Inc.	172,319	5,090,303
U.S. Concrete, Inc. (a)(b)	26,762	2,142,298
United States Lime & Minerals, Inc.	2,200	175,890
Vulcan Materials Co.	223,084	27,051,166
		66,366,378
Containers & Packaging - 0.5%
Aptargroup, Inc.	119,670	10,005,609
Avery Dennison Corp.	149,434	14,085,649
Ball Corp.	589,483	23,573,425
Bemis Co., Inc.	156,089	6,650,952
Berry Global Group, Inc. (a)	220,167	12,382,192
Crown Holdings, Inc. (a)	233,058	13,757,414
Graphic Packaging Holding Co.	529,162	6,905,564
Greif, Inc. Class A	63,236	3,822,616
International Paper Co.	704,583	37,955,886
Myers Industries, Inc.	29,894	562,007
Owens-Illinois, Inc. (a)	264,706	6,522,356
Packaging Corp. of America	160,703	18,064,624
Sealed Air Corp.	328,644	14,585,221
Silgan Holdings, Inc.	135,972	4,091,397
Sonoco Products Co.	183,166	8,839,591
UFP Technologies, Inc. (a)	14,187	377,374
WestRock Co.	427,751	24,343,309
		206,525,186
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	525,512	2,942,867
Alcoa Corp.	248,002	10,882,328
Allegheny Technologies, Inc. (b)	174,474	3,634,293
Ampco-Pittsburgh Corp.	10,414	160,376
Atkore International Group, Inc. (a)	35,003	583,150
Carpenter Technology Corp.	80,027	3,243,494
Century Aluminum Co. (a)(b)	86,859	1,695,488
Cliffs Natural Resources, Inc. (a)(b)	454,481	3,799,461
Coeur d'Alene Mines Corp. (a)	297,840	2,606,100
Commercial Metals Co.	192,032	3,627,484
Compass Minerals International, Inc.	56,608	3,781,414
Comstock Mining, Inc. (a)	56,723	10,545
Freeport-McMoRan, Inc. (a)	2,260,613	33,411,860
Friedman Industries	2,001	11,346
General Moly, Inc. (a)	60,513	26,414
Gold Resource Corp.	109,163	435,560
Golden Minerals Co. (a)(b)	71,014	38,561
Handy & Harman Ltd. (a)	5,646	184,624
Haynes International, Inc.	18,364	561,020
Hecla Mining Co.	683,190	3,607,243
Kaiser Aluminum Corp.	27,980	2,695,034
Materion Corp.	30,858	1,178,776
McEwen Mining, Inc. (b)	403,016	1,035,751
Newmont Mining Corp.	915,669	35,106,749
Nucor Corp.	538,845	29,695,748
Olympic Steel, Inc.	12,703	231,830
Paramount Gold Nevada Corp. (a)	7,958	12,176
Pershing Gold Corp. (a)(b)	31,696	96,039
Real Industries, Inc. (a)(b)	30,069	51,117
Reliance Steel & Aluminum Co.	131,422	9,517,581
Royal Gold, Inc.	110,834	10,338,596
Ryerson Holding Corp. (a)	30,039	258,335
Schnitzer Steel Industries, Inc. Class A	47,241	1,270,783
Solitario Exploration & Royalty Corp. (a)	18,115	12,681
Steel Dynamics, Inc.	413,913	14,259,303
SunCoke Energy, Inc. (a)	99,267	925,168
Synalloy Corp. (a)	8,615	97,780
TimkenSteel Corp. (a)(b)	69,807	1,035,238
U.S. Antimony Corp. (a)	24,962	7,988
U.S. Gold Corp. (a)	46	111
United States Steel Corp. (b)	307,753	8,189,307
Universal Stainless & Alloy Products, Inc. (a)	6,659	120,728
Worthington Industries, Inc.	71,924	3,593,323
		194,973,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,913,010
Clearwater Paper Corp. (a)	29,564	1,374,726
Deltic Timber Corp.	17,765	1,386,381
Domtar Corp.	128,751	5,206,690
Kapstone Paper & Packaging Corp.	150,928	3,376,259
Louisiana-Pacific Corp. (a)	261,592	6,665,364
Mercer International, Inc. (SBI)	60,804	671,884
Neenah Paper, Inc.	27,129	2,095,715
P.H. Glatfelter Co.	69,408	1,202,147
Rentech, Inc. (a)	27,522	7,321
Resolute Forest Products (a)	146,819	726,754
Schweitzer-Mauduit International, Inc.	48,432	1,837,026
Verso Corp. (b)	59,171	314,790
		26,778,067

TOTAL MATERIALS		1,462,604,261

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust (SBI)	161,267	4,626,750
Agree Realty Corp.	50,269	2,519,482
Alexanders, Inc.	6,076	2,543,960
Alexandria Real Estate Equities, Inc.	159,183	19,310,490
Altisource Residential Corp. Class B	86,977	1,053,291
American Assets Trust, Inc.	89,595	3,639,349
American Campus Communities, Inc.	225,191	10,716,840
American Homes 4 Rent Class A	382,812	8,483,114
American Tower Corp.	728,593	107,868,194
Apartment Investment & Management Co. Class A	262,560	11,901,845
Apple Hospitality (REIT), Inc.	276,107	5,019,625
Armada Hoffler Properties, Inc.	73,011	976,157
Ashford Hospitality Prime, Inc.	47,533	457,267
Ashford Hospitality Trust, Inc.	123,613	767,637
AvalonBay Communities, Inc.	234,204	43,967,117
Bluerock Residential Growth (REIT), Inc.	90,320	914,942
Boston Properties, Inc.	262,495	31,656,897
Brandywine Realty Trust (SBI)	276,702	4,753,740
Brixmor Property Group, Inc.	452,816	8,476,716
BRT Realty Trust (a)	189,164	1,471,696
Camden Property Trust (SBI)	145,586	13,027,035
CareTrust (REIT), Inc.	113,682	2,192,926
CatchMark Timber Trust, Inc.	100,692	1,160,979
CBL & Associates Properties, Inc. (b)	283,674	2,269,392
Cedar Realty Trust, Inc.	134,023	675,476
Chatham Lodging Trust	57,137	1,158,738
Chesapeake Lodging Trust	98,722	2,526,296
City Office REIT, Inc.	67,579	864,335
Clipper Realty, Inc. (b)	6,962	77,696
Colony NorthStar, Inc. (b)	925,392	12,131,889
Columbia Property Trust, Inc.	198,850	4,175,850
Communications Sales & Leasing, Inc.	267,108	5,144,500
Community Healthcare Trust, Inc.	41,798	1,110,155
Condor Hospitality Trust, Inc.	108	1,130
CorEnergy Infrastructure Trust, Inc. (b)	14,135	461,225
CoreSite Realty Corp.	56,759	6,740,699
Corporate Office Properties Trust (SBI)	181,324	6,048,969
Corrections Corp. of America	203,536	5,454,765
Cousins Properties, Inc.	673,063	6,293,139
Crown Castle International Corp.	687,025	74,500,991
CubeSmart	296,680	7,313,162
CyrusOne, Inc.	130,176	8,204,993
DCT Industrial Trust, Inc.	161,523	9,424,867
DDR Corp.	536,213	5,190,542
DiamondRock Hospitality Co.	332,744	3,656,857
Digital Realty Trust, Inc.	272,874	32,291,909
Douglas Emmett, Inc.	264,925	10,321,478
Duke Realty Corp.	603,073	17,923,330
DuPont Fabros Technology, Inc.	130,007	8,367,251
Easterly Government Properties, Inc. (b)	30,760	617,046
EastGroup Properties, Inc.	54,382	4,832,385
Education Realty Trust, Inc.	129,203	4,992,404
Empire State Realty Trust, Inc.	218,080	4,437,928
EPR Properties	106,196	7,397,613
Equinix, Inc.	132,832	62,219,837
Equity Commonwealth (a)	213,360	6,601,358
Equity Lifestyle Properties, Inc.	141,492	12,614,012
Equity Residential (SBI)	620,908	41,693,972
Essex Property Trust, Inc.	111,421	29,634,643
Extra Space Storage, Inc. (b)	213,703	16,589,764
Farmland Partners, Inc. (b)	105,443	934,225
Federal Realty Investment Trust (SBI)	126,706	16,082,793
FelCor Lodging Trust, Inc.	200,216	1,461,577
First Industrial Realty Trust, Inc.	184,151	5,704,998
First Potomac Realty Trust	85,240	948,721
Forest City Realty Trust, Inc. Class A	359,272	8,608,157
Four Corners Property Trust, Inc.	103,212	2,622,617
Franklin Street Properties Corp.	176,797	1,762,666
Gaming & Leisure Properties	346,079	13,562,836
General Growth Properties, Inc.	1,017,602	21,115,242
Getty Realty Corp.	48,238	1,329,439
Gladstone Commercial Corp.	76,606	1,639,368
Gladstone Land Corp.	8,000	111,360
Global Net Lease, Inc.	83,478	1,808,133
Government Properties Income Trust	163,137	3,026,191
Gramercy Property Trust	249,250	7,592,155
HCP, Inc.	798,555	23,804,925
Healthcare Realty Trust, Inc.	211,777	7,047,939
Healthcare Trust of America, Inc.	317,837	9,875,196
Hersha Hospitality Trust	71,283	1,321,587
Highwoods Properties, Inc. (SBI)	169,915	8,874,660
Hospitality Properties Trust (SBI)	292,755	8,009,777
Host Hotels & Resorts, Inc.	1,241,687	22,499,368
Hudson Pacific Properties, Inc.	249,715	8,240,595
Independence Realty Trust, Inc.	102,753	1,057,328
InfraReit, Inc.	82,809	1,862,374
Investors Real Estate Trust	202,786	1,273,496
Invitation Homes, Inc. (b)	138,858	3,213,174
Iron Mountain, Inc.	427,140	16,837,859
iStar Financial, Inc. (a)(b)	102,599	1,191,174
JBG SMITH Properties	143,795	4,706,410
Jernigan Capital, Inc. (b)	21,201	412,147
Kilroy Realty Corp.	169,012	11,700,701
Kimco Realty Corp.	718,168	14,090,456
Kite Realty Group Trust	145,444	2,926,333
Lamar Advertising Co. Class A (b)	144,792	9,637,356
LaSalle Hotel Properties (SBI)	187,702	5,326,983
Lexington Corporate Properties Trust	345,008	3,401,779
Liberty Property Trust (SBI)	243,797	10,385,752
Life Storage, Inc.	80,608	5,931,943
LTC Properties, Inc.	62,032	3,016,616
Mack-Cali Realty Corp.	154,097	3,527,280
MedEquities Realty Trust, Inc.	56,982	653,584
Medical Properties Trust, Inc.	636,344	8,374,287
Mid-America Apartment Communities, Inc.	193,973	20,650,366
Monmouth Real Estate Investment Corp. Class A	107,747	1,750,889
Monogram Residential Trust, Inc.	273,079	3,276,948
National Health Investors, Inc.	85,662	6,868,379
National Retail Properties, Inc. (b)	250,989	10,498,870
National Storage Affiliates Trust	66,569	1,485,820
New Senior Investment Group, Inc.	149,321	1,378,233
NexPoint Residential Trust, Inc.	32,020	746,066
NorthStar Realty Europe Corp.	77,758	966,532
Omega Healthcare Investors, Inc. (b)	333,230	10,620,040
One Liberty Properties, Inc.	42,541	1,021,409
Outfront Media, Inc.	245,927	5,410,394
Paramount Group, Inc.	304,533	4,805,531
Parkway, Inc.	79,308	1,820,912
Pebblebrook Hotel Trust (b)	119,218	4,004,533
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,057,804
Physicians Realty Trust	319,999	5,993,581
Piedmont Office Realty Trust, Inc. Class A	250,343	5,069,446
Potlatch Corp.	63,794	3,049,353
Power (REIT) (a)	718	4,574
Preferred Apartment Communities, Inc. Class A	51,100	929,509
Prologis, Inc.	903,235	57,228,970
PS Business Parks, Inc.	31,822	4,299,470
Public Storage	254,518	52,262,726
QTS Realty Trust, Inc. Class A	76,420	4,140,436
Quality Care Properties, Inc.	156,460	2,146,631
RAIT Financial Trust	116,629	96,476
Ramco-Gershenson Properties Trust (SBI)	128,503	1,689,814
Rayonier, Inc.	230,983	6,700,817
Realty Income Corp.	483,151	27,810,172
Regency Centers Corp.	251,354	16,167,089
Retail Opportunity Investments Corp.	189,056	3,750,871
Retail Properties America, Inc.	409,657	5,460,728
Rexford Industrial Realty, Inc.	121,774	3,659,309
RLJ Lodging Trust	206,953	4,176,312
Ryman Hospitality Properties, Inc.	91,162	5,416,846
Sabra Health Care REIT, Inc. (b)	277,620	6,065,997
Saul Centers, Inc.	23,905	1,448,643
SBA Communications Corp. Class A (a)	208,263	31,978,784
Select Income REIT	130,864	3,037,353
Senior Housing Properties Trust (SBI)	396,382	7,816,653
Seritage Growth Properties (b)	43,689	2,099,693
Simon Property Group, Inc.	532,951	83,593,364
SL Green Realty Corp.	183,660	17,701,151
Sotherly Hotels, Inc.	2,721	16,489
Spirit Realty Capital, Inc.	831,107	7,230,631
Stag Industrial, Inc.	147,627	4,132,080
Starwood Waypoint Homes	210,697	7,844,249
Store Capital Corp.	322,243	8,178,527
Summit Hotel Properties, Inc.	229,907	3,411,820
Sun Communities, Inc.	118,372	10,690,175
Sunstone Hotel Investors, Inc.	363,918	5,749,904
Tanger Factory Outlet Centers, Inc. (b)	158,086	3,699,212
Taubman Centers, Inc.	102,172	5,337,465
Terreno Realty Corp.	83,145	3,014,006
The GEO Group, Inc.	214,441	5,927,149
The Macerich Co.	198,583	10,479,225
TIER REIT, Inc.	108,647	2,000,191
UDR, Inc.	456,019	17,702,658
UMH Properties, Inc.	79,886	1,263,797
Universal Health Realty Income Trust (SBI)	38,916	2,946,330
Urban Edge Properties	187,255	4,709,463
Urstadt Biddle Properties, Inc. Class A	92,798	1,919,063
Ventas, Inc.	605,415	41,434,603
VEREIT, Inc.	1,684,858	14,220,202
Vornado Realty Trust	287,590	21,422,579
Washington REIT (SBI)	128,414	4,219,684
Weingarten Realty Investors (SBI)	198,541	6,361,254
Welltower, Inc.	629,721	46,108,172
Weyerhaeuser Co.	1,290,302	42,076,748
Wheeler REIT, Inc. (b)	6,770	70,950
Whitestone REIT Class B	105,336	1,320,913
WP Carey, Inc.	185,070	12,742,070
WP Glimcher, Inc.	352,285	2,941,580
Xenia Hotels & Resorts, Inc.	170,955	3,412,262
		1,741,719,147
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,308,686
Altisource Portfolio Solutions SA (a)(b)	18,423	419,676
CBRE Group, Inc. (a)	502,108	18,116,057
Consolidated-Tomoka Land Co. (b)	6,987	387,080
Forestar Group, Inc. (a)	61,936	1,065,299
FRP Holdings, Inc. (a)	3,842	168,664
HFF, Inc.	59,609	2,272,891
Howard Hughes Corp. (a)	64,397	7,556,988
Jones Lang LaSalle, Inc.	79,229	9,658,807
Kennedy-Wilson Holdings, Inc. (b)	159,048	3,069,626
Marcus & Millichap, Inc. (a)	19,559	514,988
Maui Land & Pineapple, Inc. (a)	31,310	403,899
RE/MAX Holdings, Inc.	27,266	1,670,043
Realogy Holdings Corp.	241,978	8,203,054
Stratus Properties, Inc.	12,801	378,910
Tejon Ranch Co. (a)	21,096	421,498
The St. Joe Co. (a)(b)	125,813	2,371,575
Transcontinental Realty Investors, Inc. (a)(b)	20,697	440,432
Trinity Place Holdings, Inc. (a)(b)	7,019	48,501
		60,476,674

TOTAL REAL ESTATE		1,802,195,821

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	135,810	298,782
AT&T, Inc.	10,533,465	394,583,599
Atlantic Tele-Network, Inc.	20,159	1,221,031
CenturyLink, Inc. (b)	939,434	18,525,638
Cincinnati Bell, Inc. (a)	75,163	1,582,181
Cogent Communications Group, Inc.	79,491	3,704,281
Consolidated Communications Holdings, Inc. (b)	126,066	2,325,918
Frontier Communications Corp. (b)	131,607	1,772,746
General Communications, Inc. Class A (a)	45,133	1,946,586
Globalstar, Inc. (a)(b)	552,886	1,061,541
Hawaiian Telcom Holdco, Inc. (a)	18,678	568,185
IDT Corp. Class B	44,765	658,493
Intelsat SA (a)(b)	61,651	237,973
Iridium Communications, Inc. (a)(b)	166,538	1,848,572
Level 3 Communications, Inc. (a)	495,033	26,944,646
Lumos Networks Corp. (a)	41,227	741,261
Ooma, Inc. (a)	37,459	367,098
ORBCOMM, Inc. (a)	100,896	1,115,910
Pareteum Corp. (a)(b)	2,527	2,325
PDVWireless, Inc. (a)	18,833	550,865
Straight Path Communications, Inc. Class B (a)	14,258	2,545,196
Verizon Communications, Inc.	6,992,211	335,416,362
Vonage Holdings Corp. (a)	343,700	2,852,710
Windstream Holdings, Inc. (b)	322,467	667,507
Zayo Group Holdings, Inc. (a)	163,519	5,587,444
		807,126,850
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	106,857
Boingo Wireless, Inc. (a)	75,566	1,555,904
NII Holdings, Inc. (a)(b)	134,717	89,452
Shenandoah Telecommunications Co.	75,836	2,733,888
Spok Holdings, Inc.	43,148	722,729
Sprint Corp. (a)(b)	1,082,920	8,934,090
T-Mobile U.S., Inc. (a)	493,731	31,949,333
Telephone & Data Systems, Inc.	160,373	4,700,533
U.S. Cellular Corp. (a)	27,310	1,056,351
		51,849,137

TOTAL TELECOMMUNICATION SERVICES		858,975,987

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	89,687	6,935,496
Alliant Energy Corp.	389,728	16,656,975
American Electric Power Co., Inc.	834,358	61,433,780
Duke Energy Corp.	1,199,150	104,685,795
Edison International	554,634	44,470,554
El Paso Electric Co.	80,794	4,488,107
Entergy Corp.	309,998	24,542,542
Eversource Energy	543,825	34,260,975
Exelon Corp.	1,590,124	60,217,996
FirstEnergy Corp.	753,599	24,552,255
Genie Energy Ltd. Class B	24,074	148,055
Great Plains Energy, Inc.	385,148	11,820,192
Hawaiian Electric Industries, Inc.	219,652	7,340,770
IDACORP, Inc.	95,061	8,458,528
MGE Energy, Inc.	60,635	3,856,386
NextEra Energy, Inc.	798,761	120,221,518
OGE Energy Corp.	341,406	12,195,022
Otter Tail Corp.	81,371	3,401,308
PG&E Corp.	871,977	61,369,741
Pinnacle West Capital Corp.	178,279	16,039,762
PNM Resources, Inc.	139,589	5,918,574
Portland General Electric Co.	147,815	7,022,691
PPL Corp.	1,161,753	45,587,188
Southern Co.	1,702,371	82,156,424
Spark Energy, Inc. Class A, (b)	24,582	389,625
Vistra Energy Corp.	545,395	9,653,492
Westar Energy, Inc.	246,415	12,643,554
Xcel Energy, Inc.	847,854	41,968,773
		832,436,078
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	15,633,087
Chesapeake Utilities Corp.	27,662	2,197,746
Delta Natural Gas Co., Inc.	3,078	94,310
National Fuel Gas Co.	143,599	8,325,870
New Jersey Resources Corp.	144,194	6,294,068
Northwest Natural Gas Co.	56,327	3,734,480
ONE Gas, Inc.	93,649	7,046,151
RGC Resources, Inc.	6,537	180,094
South Jersey Industries, Inc.	141,912	5,091,803
Southwest Gas Holdings, Inc.	78,682	6,256,793
Spire, Inc.	80,546	6,161,769
UGI Corp.	292,531	14,453,957
WGL Holdings, Inc.	90,512	7,626,541
		83,096,669
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	640,548	9,416,056
Dynegy, Inc. (a)(b)	219,293	2,065,740
NRG Energy, Inc.	543,641	13,542,097
NRG Yield, Inc.:
Class A	44,523	809,873
Class C	119,926	2,218,631
Ormat Technologies, Inc.	63,023	3,620,041
Pattern Energy Group, Inc. (b)	114,646	2,879,908
TerraForm Global, Inc. (a)	98,063	495,218
Terraform Power, Inc. (a)(b)	129,794	1,811,924
The AES Corp.	1,082,881	11,955,006
U.S. Geothermal, Inc. (a)	27,201	105,812
		48,920,306
Multi-Utilities - 1.0%
Ameren Corp.	427,084	25,620,769
Avangrid, Inc.	122,071	5,959,506
Avista Corp.	128,677	6,613,998
Black Hills Corp. (b)	88,586	6,234,683
CenterPoint Energy, Inc.	722,368	21,396,540
CMS Energy Corp.	453,550	22,015,317
Consolidated Edison, Inc.	513,131	43,241,549
Dominion Resources, Inc.	1,074,271	84,620,327
DTE Energy Co.	298,717	33,551,893
MDU Resources Group, Inc.	335,493	9,071,731
NiSource, Inc.	533,707	14,340,707
NorthWestern Energy Corp.	78,122	4,712,319
Public Service Enterprise Group, Inc.	861,594	40,357,063
SCANA Corp.	249,382	15,057,685
Sempra Energy	426,502	50,297,381
Unitil Corp.	55,250	2,754,765
Vectren Corp.	147,188	9,657,005
WEC Energy Group, Inc.	529,641	34,543,186
		430,046,424
Water Utilities - 0.1%
American States Water Co.	59,968	2,956,422
American Water Works Co., Inc.	287,864	23,288,198
Aqua America, Inc.	319,867	10,683,558
AquaVenture Holdings Ltd. (b)	15,365	232,933
Artesian Resources Corp. Class A	60,277	2,235,674
Cadiz, Inc. (a)(b)	33,186	404,869
California Water Service Group	83,616	3,131,419
Connecticut Water Service, Inc.	31,367	1,701,346
Middlesex Water Co.	39,650	1,505,907
Pure Cycle Corp. (a)	17,116	124,091
Select Energy Services, Inc. Class A	15,108	213,023
SJW Corp.	29,404	1,631,922
York Water Co.	40,150	1,320,935
		49,430,297

TOTAL UTILITIES		1,443,929,774

TOTAL COMMON STOCKS
(Cost $28,561,652,721)		43,917,041,710
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% to 1.18% 10/12/17 to 6/21/18 (d)
(Cost $14,942,485)	15,000,000	14,939,958
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.11% (e)	97,784,424	$97,803,981
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	1,746,259,739	1,746,434,365
TOTAL MONEY MARKET FUNDS
(Cost $1,844,088,941)		1,844,238,346
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $30,420,684,147)		45,776,220,014
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,675,770,670)
NET ASSETS - 100%		$44,100,449,344

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,259	Sept. 2017	$155,492,795	$2,585,847	$2,585,847
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	Sept. 2017	11,247,600	43,037	43,037
ICE Russell 2000 Mini Contracts (United States)	324	Sept. 2017	22,751,280	218,878	218,878
TOTAL FUTURES CONTRACTS					$2,847,762

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,588,331.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$826,367
Fidelity Securities Lending Cash Central Fund	5,377,449
Total	$6,203,816

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,472,013,562	$5,472,013,410	$152	$--
Consumer Staples	3,317,817,054	3,317,817,054	--	--
Energy	2,338,835,808	2,338,835,808	--	--
Financials	6,444,965,562	6,444,965,562	--	--
Health Care	6,198,343,699	6,197,681,471	--	662,228
Industrials	4,674,762,434	4,674,762,434	--	--
Information Technology	9,902,597,748	9,902,597,748	--	--
Materials	1,462,604,261	1,462,604,261	--	--
Real Estate	1,802,195,821	1,802,195,821	--	--
Telecommunication Services	858,975,987	858,975,987	--	--
Utilities	1,443,929,774	1,443,929,774	--	--
U.S. Government and Government Agency Obligations	14,939,958	--	14,939,958	--
Money Market Funds	1,844,238,346	1,844,238,346	--	--
Total Investments in Securities:	$45,776,220,014	$45,760,617,676	$14,940,110	$662,228
Derivative Instruments:
Assets
Futures Contracts	$2,847,762	$2,847,762	$--	$--
Total Assets	$2,847,762	$2,847,762	$--	$--
Total Derivative Instruments:	$2,847,762	$2,847,762	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,847,762	$0
Total Equity Risk	2,847,762	0
Total Value of Derivatives	$2,847,762	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,719,278,042) — See accompanying schedule: Unaffiliated issuers (cost $28,576,595,206)	$43,931,981,668
Fidelity Central Funds (cost $1,844,088,941)	1,844,238,346
Total Investment in Securities (cost $30,420,684,147)		$45,776,220,014
Receivable for investments sold		124,426,439
Receivable for fund shares sold		31,442,111
Dividends receivable		86,493,059
Distributions receivable from Fidelity Central Funds		1,090,571
Receivable for daily variation margin on futures contracts		1,147,585
Other receivables		676,982
Total assets		46,021,496,761
Liabilities
Payable to custodian bank	$14,627
Payable for investments purchased	147,632,521
Payable for fund shares redeemed	25,476,811
Accrued management fee	545,915
Other affiliated payables	493,026
Other payables and accrued expenses	671,569
Collateral on securities loaned	1,746,212,948
Total liabilities		1,921,047,417
Net Assets		$44,100,449,344
Net Assets consist of:
Paid in capital		$28,256,968,018
Undistributed net investment income		417,925,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,172,247
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,358,383,991
Net Assets		$44,100,449,344
Investor Class:
Net Asset Value, offering price and redemption price per share ($751,125,831 ÷ 10,513,531 shares)		$71.44
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,990,875,649 ÷ 349,738,361 shares)		$71.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,618,871,459 ÷ 36,654,262 shares)		$71.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,083,793,066 ÷ 71,156,396 shares)		$71.45
Class F:
Net Asset Value, offering price and redemption price per share ($10,655,783,339 ÷ 149,103,358 shares)		$71.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$419,790,336
Interest		56,514
Income from Fidelity Central Funds (including $5,377,449 from security lending)		6,203,816
Total income		426,050,666
Expenses
Management fee	$3,165,702
Transfer agent fees	3,936,066
Independent trustees' fees and expenses	84,553
Legal	9,817
Miscellaneous	65,808
Total expenses before reductions	7,261,946
Expense reductions	(7,598)	7,254,348
Net investment income (loss)		418,796,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,983,651
Fidelity Central Funds	11,823
Foreign currency transactions	156
Futures contracts	16,055,775
Total net realized gain (loss)		225,051,405
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,526,646,005
Fidelity Central Funds	(149,405)
Assets and liabilities in foreign currencies	362
Futures contracts	(6,800,984)
Total change in net unrealized appreciation (depreciation)		1,519,695,978
Net gain (loss)		1,744,747,383
Net increase (decrease) in net assets resulting from operations		$2,163,543,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$418,796,318	$693,855,123
Net realized gain (loss)	225,051,405	214,952,729
Change in net unrealized appreciation (depreciation)	1,519,695,978	7,091,127,790
Net increase (decrease) in net assets resulting from operations	2,163,543,701	7,999,935,642
Distributions to shareholders from net investment income	(114,777,247)	(649,892,693)
Distributions to shareholders from net realized gain	(62,350,888)	(218,645,122)
Total distributions	(177,128,135)	(868,537,815)
Share transactions - net increase (decrease)	2,023,366,572	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	4,009,782,138	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$44,100,449,344	$40,090,667,206
Other Information
Undistributed net investment income end of period	$417,925,088	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.67	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	2.86	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	3.53	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(.18)	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)C	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.44	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnE,F	5.19%	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.93%I	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$751,126	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.104 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.69	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	2.86	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	3.55	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(.19)	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$71.46	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD,E	5.24%	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	1.97%H	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$24,990,876	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateI	3%H	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.69	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	2.87	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	3.56	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.19)	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)C	(1.56)D	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnF,G	5.24%	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%J	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.03%J	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	1.98%J	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,618,871	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateK	3%J	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.104 per share.

 D Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.70	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	3.56	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	5.25%	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.05%	.04%	.06%	.06%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,083,793	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57. per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.70	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	3.56	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.47	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	5.24%	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$10,655,783	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tesla, Inc.	1.0	0.7
Las Vegas Sands Corp.	0.5	0.4
Liberty Global PLC Class C	0.5	0.5
ServiceNow, Inc.	0.4	0.3
T-Mobile U.S., Inc.	0.4	0.4
BioMarin Pharmaceutical, Inc.	0.4	0.4
First Republic Bank	0.3	0.3
Markel Corp.	0.3	0.3
Workday, Inc. Class A	0.3	0.2
Celanese Corp. Class A	0.3	0.3
	4.4

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.1
Financials	16.8	17.6
Consumer Discretionary	14.3	14.0
Industrials	13.2	13.2
Health Care	11.5	10.3
Real Estate	9.0	9.3
Materials	5.3	5.6
Energy	3.7	4.2
Utilities	3.4	3.0
Consumer Staples	3.1	3.4

Fidelity® Extended Market Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Adient PLC (a)	415,327	$29,355,312
American Axle & Manufacturing Holdings, Inc. (a)(b)	361,716	5,284,671
Autoliv, Inc. (a)	390,972	42,467,379
Clean Diesel Technologies, Inc. (a)(b)	23,558	50,179
Cooper Tire & Rubber Co.	229,720	7,718,592
Cooper-Standard Holding, Inc. (b)	81,211	8,168,202
Dana Holding Corp.	630,727	15,181,599
Dorman Products, Inc. (a)(b)	133,826	8,888,723
Fox Factory Holding Corp. (b)	151,917	6,076,680
Gentex Corp. (a)	1,292,449	23,613,043
Gentherm, Inc. (a)(b)	162,500	5,061,875
Hertz Global Holdings, Inc. (a)(b)	315,419	6,857,209
Horizon Global Corp. (a)(b)	106,337	1,828,996
LCI Industries (a)	109,508	10,819,390
Lear Corp.	302,955	45,303,891
Modine Manufacturing Co. (b)	218,308	3,525,674
Motorcar Parts of America, Inc. (a)(b)	89,786	2,358,678
Shiloh Industries, Inc. (b)	47,028	411,965
Standard Motor Products, Inc.	91,465	4,033,607
Stoneridge, Inc. (b)	118,638	1,964,645
Strattec Security Corp.	16,381	514,363
Superior Industries International, Inc.	103,889	1,521,974
Sypris Solutions, Inc. (b)	33,998	55,757
Tenneco, Inc.	242,021	13,117,538
Tower International, Inc.	98,181	2,204,163
Unique Fabricating, Inc.	9,604	70,589
UQM Technologies, Inc. (a)(b)	137,888	124,099
Visteon Corp. (a)(b)	143,483	16,563,678
VOXX International Corp. (a)(b)	83,482	676,204
Workhorse Group, Inc. (a)(b)	97,973	330,169
		264,148,844
Automobiles - 1.1%
REV Group, Inc. (a)	54,597	1,375,298
Tesla, Inc. (a)(b)	560,262	199,397,154
Thor Industries, Inc. (a)	211,698	22,998,871
Winnebago Industries, Inc. (a)	117,184	4,236,202
		228,007,525
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	5,499,837
Educational Development Corp. (a)	16,502	174,096
Pool Corp.	184,742	18,416,930
Weyco Group, Inc.	21,447	590,865
		24,681,728
Diversified Consumer Services - 0.8%
American Public Education, Inc. (b)	68,815	1,269,637
Ascent Capital Group, Inc. (b)	47,464	471,318
Bridgepoint Education, Inc. (b)	97,961	864,996
Bright Horizons Family Solutions, Inc. (b)	221,472	17,702,257
Cambium Learning Group, Inc. (b)	48,546	284,480
Capella Education Co.	52,862	3,560,256
Career Education Corp. (b)	286,747	2,755,639
Carriage Services, Inc.	65,607	1,606,715
Chegg, Inc. (a)(b)	349,784	4,963,435
Collectors Universe, Inc.	21,093	506,865
DeVry, Inc. (a)	251,371	8,596,888
Graham Holdings Co.	20,435	11,999,432
Grand Canyon Education, Inc. (b)	214,591	17,607,192
Houghton Mifflin Harcourt Co. (b)	463,566	4,728,373
K12, Inc. (b)	154,850	2,774,912
Laureate Education, Inc. Class A	166,957	2,444,250
Liberty Tax, Inc.	35,449	476,789
Lincoln Educational Services Corp. (b)	84,172	235,682
National American University Holdings, Inc.	23,237	50,192
Regis Corp. (a)(b)	160,027	2,125,159
Service Corp. International	828,622	29,283,501
ServiceMaster Global Holdings, Inc. (b)	594,775	28,025,798
Sotheby's Class A (Ltd. vtg.) (a)(b)	205,416	9,217,016
Strayer Education, Inc.	46,164	3,693,582
Universal Technical Institute, Inc. (b)	87,539	309,888
Weight Watchers International, Inc. (a)(b)	122,175	5,719,012
		161,273,264
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp. (a)	1,074,112	43,705,617
Ark Restaurants Corp.	8,457	194,511
Belmond Ltd. Class A (a)(b)	384,579	4,903,382
Biglari Holdings, Inc. (b)	4,573	1,361,656
BJ's Restaurants, Inc. (a)(b)	88,226	2,655,603
Bloomin' Brands, Inc. (a)	459,073	7,808,832
Bob Evans Farms, Inc.	88,961	6,118,738
Bojangles', Inc. (a)(b)	82,760	1,104,846
Boyd Gaming Corp.	373,563	9,877,006
Bravo Brio Restaurant Group, Inc. (b)	63,389	174,320
Brinker International, Inc.	218,671	6,826,909
Buffalo Wild Wings, Inc. (a)(b)	71,413	7,337,686
Caesars Entertainment Corp. (a)(b)	251,223	2,914,187
Carrols Restaurant Group, Inc. (b)	153,011	1,667,820
Century Casinos, Inc. (b)	84,324	577,619
Chanticleer Holdings, Inc. (a)(b)	9,214	20,824
Choice Hotels International, Inc.	163,521	10,146,478
Churchill Downs, Inc.	56,961	11,130,179
Chuy's Holdings, Inc. (a)(b)	82,228	1,545,886
ClubCorp Holdings, Inc.	285,558	4,854,486
Cracker Barrel Old Country Store, Inc. (a)	105,563	15,692,996
Dave & Buster's Entertainment, Inc. (b)	170,599	9,973,218
Del Frisco's Restaurant Group, Inc. (b)	105,058	1,470,812
Del Taco Restaurants, Inc. (a)(b)	140,561	1,979,099
Denny's Corp. (b)	339,423	4,059,499
DineEquity, Inc. (a)	75,057	2,983,516
Diversified Restaurant Holdings, Inc. (b)	54,865	108,084
Domino's Pizza, Inc.	210,545	38,373,932
Dover Downs Gaming & Entertainment, Inc. (b)	28,631	28,345
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc. (a)	278,628	752,296
Dunkin' Brands Group, Inc.	404,552	20,858,701
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,105,047
Eldorado Resorts, Inc. (a)(b)	179,218	4,122,014
Empire Resorts, Inc. (a)(b)	9,364	218,649
Extended Stay America, Inc. unit	892,623	17,486,485
Famous Dave's of America, Inc. (a)(b)	21,114	91,846
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,065,589
Flanigans Enterprises, Inc.	1,120	28,728
Fogo de Chao, Inc. (b)	44,064	557,410
Full House Resorts, Inc. (b)	24,413	61,277
Gaming Partners International Corp.	1,584	16,711
Golden Entertainment, Inc. (b)	38,650	878,128
Good Times Restaurants, Inc. (b)	41,006	114,817
Habit Restaurants, Inc. Class A (a)(b)	85,475	1,111,175
Hilton Grand Vacations, Inc.	291,660	10,572,675
Hyatt Hotels Corp. Class A (b)	209,713	12,480,021
ILG, Inc.	469,206	12,387,038
International Speedway Corp. Class A	111,755	3,984,066
J. Alexanders Holdings, Inc. (b)	59,031	584,407
Jack in the Box, Inc.	134,174	12,561,370
Jamba, Inc. (a)(b)	61,744	607,561
Kona Grill, Inc. (a)(b)	43,155	129,465
La Quinta Holdings, Inc. (b)	357,487	5,648,295
Las Vegas Sands Corp.	1,611,777	100,268,647
Lindblad Expeditions Holdings (b)	93,954	1,044,768
Luby's, Inc. (b)	54,955	145,631
Marcus Corp.	82,737	2,060,151
Marriott Vacations Worldwide Corp. (a)	108,946	12,676,957
Monarch Casino & Resort, Inc. (b)	52,952	1,883,503
Nathan's Famous, Inc. (b)	14,327	838,846
Noodles & Co. (a)(b)	86,399	332,636
Norwegian Cruise Line Holdings Ltd. (b)	782,398	46,521,385
Papa John's International, Inc. (a)	117,281	8,771,446
Papa Murphy's Holdings, Inc. (a)(b)	43,281	221,166
Park Hotels & Resorts, Inc.	622,485	16,614,125
Peak Resorts, Inc.	18,903	91,680
Penn National Gaming, Inc. (a)(b)	372,134	8,257,653
Pinnacle Entertainment, Inc. (a)(b)	259,117	5,052,782
Planet Fitness, Inc. (a)	321,777	8,163,482
Playa Hotels & Resorts NV	214,907	2,228,586
Potbelly Corp. (b)	111,393	1,336,716
Rave Restaurant Group, Inc. (a)(b)	27,514	39,895
Rave Restaurant Group, Inc. rights	27,514	461
RCI Hospitality Holdings, Inc.	40,834	951,432
Red Lion Hotels Corp. (b)	96,281	673,967
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	3,375,654
Red Rock Resorts, Inc. (a)	181,693	4,106,262
Ruby Tuesday, Inc. (a)(b)	276,837	595,200
Ruth's Hospitality Group, Inc.	146,679	2,867,574
Scientific Games Corp. Class A (a)(b)	229,308	8,071,642
SeaWorld Entertainment, Inc. (a)	290,191	3,766,679
Shake Shack, Inc. Class A (a)(b)	79,162	2,447,689
Six Flags Entertainment Corp.	356,741	19,467,356
Sonic Corp. (a)	197,876	4,632,277
Speedway Motorsports, Inc.	53,351	1,110,234
Texas Roadhouse, Inc. Class A (a)	288,713	13,699,432
The Cheesecake Factory, Inc. (a)	203,008	8,410,621
The ONE Group Hospitality, Inc. (b)	65	103
Town Sports International Holdings, Inc. (b)	75,993	448,359
U.S. Foods Holding Corp. (a)(b)	590,944	16,221,413
Vail Resorts, Inc.	176,916	40,328,002
Wendy's Co.	845,883	12,620,574
Wingstop, Inc.	134,080	4,345,533
Zoe's Kitchen, Inc. (a)(b)	85,967	1,106,395
		673,864,412
Household Durables - 1.2%
AV Homes, Inc. (a)(b)	49,463	764,203
Bassett Furniture Industries, Inc.	45,391	1,627,267
Beazer Homes U.S.A., Inc. (b)	147,094	2,193,172
CalAtlantic Group, Inc.	335,797	11,668,946
Cavco Industries, Inc. (b)	38,060	5,120,973
Century Communities, Inc. (b)	96,185	2,168,972
Comstock Holding Companies, Inc. (b)	5,354	10,387
CSS Industries, Inc.	33,658	901,361
Dixie Group, Inc. (b)	53,047	217,493
Emerson Radio Corp. (b)	24,397	26,837
Ethan Allen Interiors, Inc. (a)	110,848	3,242,304
Flexsteel Industries, Inc.	28,089	1,278,050
GoPro, Inc. Class A (a)(b)	436,274	4,018,084
Green Brick Partners, Inc. (b)	103,995	982,753
Helen of Troy Ltd. (b)	120,394	10,871,578
Hooker Furniture Corp.	52,315	2,105,679
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	917,720
Installed Building Products, Inc. (a)(b)	87,541	5,051,116
iRobot Corp. (a)(b)	121,600	11,603,072
KB Home (a)	365,917	7,830,624
Koss Corp. (b)	1,389	1,986
La-Z-Boy, Inc.	214,088	5,105,999
LGI Homes, Inc. (a)(b)	75,233	3,200,412
Libbey, Inc.	91,140	744,614
Lifetime Brands, Inc.	49,962	869,339
Live Ventures, Inc. (a)(b)	13,691	142,934
M.D.C. Holdings, Inc. (a)	186,008	5,812,750
M/I Homes, Inc. (a)	105,916	2,605,534
Meritage Homes Corp. (a)(b)	173,856	7,075,939
NACCO Industries, Inc. Class A	20,539	1,489,078
New Home Co. LLC (b)	57,074	589,004
Nova LifeStyle, Inc. (a)(b)	96,346	117,542
NVR, Inc. (b)	15,400	41,901,090
PICO Holdings, Inc. (b)	106,751	1,734,704
Skyline Corp. (b)	30,617	365,261
Stanley Furniture Co., Inc.	37,789	42,324
Taylor Morrison Home Corp. (a)(b)	316,611	6,401,874
Tempur Sealy International, Inc. (a)(b)	208,981	12,935,924
Toll Brothers, Inc.	648,053	25,248,145
TopBuild Corp. (b)	162,219	9,627,698
TRI Pointe Homes, Inc. (a)(b)	738,525	9,408,809
Tupperware Brands Corp.	222,339	12,866,758
Turtle Beach Corp. (a)(b)	43,489	30,442
Universal Electronics, Inc. (b)	65,853	3,855,693
Vuzix Corp. (a)(b)	70,636	409,689
William Lyon Homes, Inc. (a)(b)	111,071	2,664,593
Zagg, Inc. (b)	120,643	1,520,102
		229,368,828
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (b)	131,286	1,181,574
CafePress, Inc. (b)	18,875	40,015
Duluth Holdings, Inc. (a)(b)	36,141	708,002
Etsy, Inc. (a)(b)	428,850	7,020,275
EVINE Live, Inc. (b)	206,333	205,301
FTD Companies, Inc. (b)	73,961	990,338
Gaia, Inc. Class A (b)	64,695	721,349
Groupon, Inc. (a)(b)	1,706,591	7,577,264
HSN, Inc.	139,421	5,116,751
JRJR Networks (b)	44,389	26,190
Lands' End, Inc. (a)(b)	66,814	811,790
Liberty Expedia Holdings, Inc.	237,560	12,992,156
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)(b)	357,061	21,980,675
Series A (a)(b)	1,764,149	39,022,976
Liberty TripAdvisor Holdings, Inc. (b)	317,071	4,232,898
NutriSystem, Inc.	134,203	7,287,223
Overstock.com, Inc. (a)(b)	74,996	1,646,162
PetMed Express, Inc. (a)	87,890	3,187,770
Shutterfly, Inc. (a)(b)	152,525	6,952,090
U.S. Auto Parts Network, Inc. (b)	62,757	183,250
Wayfair LLC Class A (a)(b)	139,452	9,902,487
		131,786,536
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	252,912	4,127,524
Brunswick Corp.	396,224	20,793,836
Callaway Golf Co.	417,114	5,814,569
Clarus Corp. (b)	93,828	680,253
Escalade, Inc.	33,614	405,049
JAKKS Pacific, Inc. (a)(b)	79,564	274,496
Johnson Outdoors, Inc. Class A	25,505	1,627,219
Malibu Boats, Inc. Class A (a)(b)	91,166	2,458,747
Marine Products Corp.	25,214	392,834
MCBC Holdings, Inc. (b)	72,487	1,242,427
Nautilus, Inc. (b)	142,013	2,321,913
Polaris Industries, Inc. (a)	257,551	24,011,480
Sturm, Ruger & Co., Inc. (a)	80,609	3,691,892
Summer Infant, Inc. (b)	37,416	76,329
Vista Outdoor, Inc. (a)(b)	251,298	5,151,609
		73,070,177
Media - 2.8%
A.H. Belo Corp. Class A	70,842	354,210
AMC Entertainment Holdings, Inc. Class A (a)	233,263	3,125,724
AMC Networks, Inc. Class A (a)(b)	229,829	13,969,007
Ballantyne of Omaha, Inc. (b)	47,765	300,920
Beasley Broadcast Group, Inc. Class A	8,569	85,262
Cable One, Inc.	20,878	15,840,974
Central European Media Enterprises Ltd. Class A (a)(b)	338,460	1,404,609
Cinedigm Corp. (a)(b)	23,731	35,834
Cinemark Holdings, Inc.	473,543	15,764,246
Clear Channel Outdoor Holding, Inc. Class A (a)(b)	153,163	589,678
Cumulus Media, Inc. Class A (a)(b)	76,888	29,986
Daily Journal Corp. (a)(b)	4,313	905,299
E.W. Scripps Co. Class A (a)(b)	249,395	4,459,183
Emmis Communications Corp. Class A (b)	24,761	65,617
Entercom Communications Corp. Class A (a)	120,536	1,241,521
Entravision Communication Corp. Class A	286,902	1,592,306
Gannett Co., Inc.	490,323	4,162,842
Global Eagle Entertainment, Inc. (a)(b)	223,324	690,071
Gray Television, Inc. (a)(b)	300,702	4,300,039
Harte-Hanks, Inc. (b)	205,404	184,514
Hemisphere Media Group, Inc. (a)(b)	52,967	685,923
Insignia Systems, Inc.	22,896	24,041
John Wiley & Sons, Inc. Class A	203,117	10,958,162
Lee Enterprises, Inc. (a)(b)	197,525	414,803
Liberty Broadband Corp.:
Class A (b)	106,720	10,824,610
Class C (b)	305,673	31,034,980
Liberty Global PLC:
Class A (b)	1,034,512	35,173,408
Class C (b)	2,851,073	94,170,941
LiLAC Class A (a)(b)	230,476	5,994,691
LiLAC Class C (a)(b)	537,090	13,851,551
Liberty Media Corp.:
Liberty Braves Class A (b)	47,693	1,164,186
Liberty Braves Class C (b)	135,237	3,309,249
Liberty Formula One Group Series C (a)(b)	562,233	22,095,757
Liberty Media Class A (a)(b)	112,685	4,274,142
Liberty SiriusXM Series A (b)	450,124	20,120,543
Liberty SiriusXM Series C (b)	715,187	31,904,492
Lions Gate Entertainment Corp.:
Class A (a)	200,958	5,974,481
Class B (a)	506,700	14,223,069
Live Nation Entertainment, Inc. (a)(b)	590,348	23,590,306
Loral Space & Communications Ltd. (a)(b)	56,686	2,573,544
Meredith Corp.	165,628	9,001,882
MSG Network, Inc. Class A (a)(b)	287,087	6,158,016
National CineMedia, Inc.	289,834	1,568,002
New Media Investment Group, Inc.	243,842	3,362,581
Nexstar Broadcasting Group, Inc. Class A (a)	196,033	11,801,187
NTN Communications, Inc. (a)(b)	21,179	154,607
Reading International, Inc. Class A (b)	68,862	1,085,265
Regal Entertainment Group Class A	483,323	7,138,681
RLJ Entertainment, Inc. (b)	85,916	269,776
Saga Communications, Inc. Class A	17,390	710,382
Salem Communications Corp. Class A	38,916	235,442
Scholastic Corp.	121,686	4,798,079
Sinclair Broadcast Group, Inc. Class A	327,708	9,913,167
Sirius XM Holdings, Inc. (a)	7,363,922	42,342,552
SPAR Group, Inc. (b)	211,168	221,726
Tegna, Inc.	954,663	12,047,847
The Madison Square Garden Co. (b)	62,580	13,298,876
The McClatchy Co. Class A (a)(b)	20,839	151,708
The New York Times Co. Class A (a)	535,564	9,988,269
Time, Inc.	431,065	5,668,505
Townsquare Media, Inc. (b)	40,471	403,901
Tribune Media Co. Class A	321,979	12,901,699
tronc, Inc. (b)	102,477	1,486,941
Urban One, Inc. Class D (non-vtg.) (b)	114,506	200,386
World Wrestling Entertainment, Inc. Class A	178,244	3,885,719
		560,259,917
Multiline Retail - 0.2%
Big Lots, Inc. (a)	204,194	9,719,634
Dillard's, Inc. Class A (a)	99,840	6,070,272
Fred's, Inc. Class A (a)	148,273	877,776
JC Penney Corp., Inc. (a)(b)	1,335,725	5,169,256
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	207,746	8,694,170
Sears Holdings Corp. (a)(b)	214,478	1,760,864
The Bon-Ton Stores, Inc. (a)(b)	46,249	30,524
Tuesday Morning Corp. (a)(b)	195,077	438,923
		32,761,419
Specialty Retail - 1.7%
Aaron's, Inc. Class A	281,323	12,454,169
Abercrombie & Fitch Co. Class A	288,053	3,669,795
America's Car Mart, Inc. (a)(b)	32,877	1,262,477
American Eagle Outfitters, Inc. (a)	719,120	8,593,484
Appliance Recycling Centers of America, Inc. (b)	2,967	4,065
Armstrong Flooring, Inc. (b)	109,555	1,634,561
Asbury Automotive Group, Inc. (a)(b)	87,283	4,700,190
Ascena Retail Group, Inc. (a)(b)	736,486	1,502,431
AutoNation, Inc. (a)(b)	285,000	12,930,450
Barnes & Noble Education, Inc. (a)(b)	156,009	808,127
Barnes & Noble, Inc. (a)	244,408	1,894,162
bebe stores, Inc. (a)(b)	12,304	67,918
Bed Bath & Beyond, Inc.	621,375	17,143,736
Big 5 Sporting Goods Corp.	77,948	596,302
Boot Barn Holdings, Inc. (a)(b)	56,501	457,658
Build-A-Bear Workshop, Inc. (b)	62,129	571,587
Burlington Stores, Inc. (a)(b)	304,704	26,548,860
Cabela's, Inc. Class A (b)	226,029	12,137,757
Caleres, Inc.	202,318	5,458,540
Cars.com, Inc. (a)	310,000	8,016,600
Chico's FAS, Inc.	580,288	4,456,612
Christopher & Banks Corp. (a)(b)	142,357	183,641
Citi Trends, Inc.	69,557	1,261,068
Conn's, Inc. (a)(b)	103,172	1,790,034
Destination Maternity Corp. (b)	47,814	57,377
Destination XL Group, Inc. (a)(b)	165,015	305,278
DGSE Companies, Inc. (a)(b)	6,929	9,216
Dick's Sporting Goods, Inc.	382,225	10,075,451
DSW, Inc. Class A (a)	313,027	5,800,390
Express, Inc. (a)(b)	375,573	2,392,400
Finish Line, Inc. Class A (a)	173,876	1,448,387
Five Below, Inc. (a)(b)	243,633	11,589,622
Floor & Decor Holdings, Inc. Class A	89,209	3,206,171
Francesca's Holdings Corp. (b)	164,101	1,191,373
GameStop Corp. Class A (a)	436,723	8,079,376
Genesco, Inc. (a)(b)	88,725	1,876,534
GNC Holdings, Inc. Class A (a)	311,587	2,586,172
Group 1 Automotive, Inc.	93,406	5,606,228
Guess?, Inc.	272,830	4,250,691
Haverty Furniture Companies, Inc.	84,810	1,988,795
Hibbett Sports, Inc. (a)(b)	113,850	1,400,355
Kirkland's, Inc. (b)	64,776	746,867
Lithia Motors, Inc. Class A (sub. vtg.) (a)	104,049	11,237,292
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	4,719,360
MarineMax, Inc. (a)(b)	110,011	1,776,678
Michaels Companies, Inc. (a)(b)	481,990	10,820,676
Monro, Inc. (a)	145,692	6,949,508
Murphy U.S.A., Inc. (a)(b)	156,605	10,094,758
New York & Co., Inc. (a)(b)	123,907	239,141
Office Depot, Inc.	2,251,861	9,660,484
Party City Holdco, Inc. (a)(b)	108,856	1,518,541
Penske Automotive Group, Inc. (a)	166,277	7,043,494
Perfumania Holdings, Inc. (a)(b)	10,679	19,436
Pier 1 Imports, Inc. (a)	336,151	1,408,473
Rent-A-Center, Inc. (a)	229,748	2,779,951
RH (a)(b)	87,612	4,099,365
Sally Beauty Holdings, Inc. (a)(b)	635,949	11,822,292
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	84,541
Select Comfort Corp. (a)(b)	185,514	5,478,228
Shoe Carnival, Inc.	61,077	1,227,648
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,244,509
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	520,198
Stage Stores, Inc. (a)	128,267	233,446
Stein Mart, Inc. (a)	120,516	150,645
Tailored Brands, Inc. (a)	222,120	2,625,458
Tandy Leather Factory, Inc. (b)	3,074	25,361
The Buckle, Inc. (a)	134,493	1,903,076
The Cato Corp. Class A (sub. vtg.)	111,693	1,469,880
The Children's Place Retail Stores, Inc.	77,364	8,212,189
The Container Store Group, Inc. (a)(b)	75,281	305,641
Tile Shop Holdings, Inc. (a)	146,904	2,210,905
Tilly's, Inc.	54,153	596,225
Trans World Entertainment Corp. (b)	29,120	45,136
Urban Outfitters, Inc. (a)(b)	390,214	7,975,974
Vitamin Shoppe, Inc. (a)(b)	110,328	590,255
West Marine, Inc.	82,712	1,072,775
Williams-Sonoma, Inc. (a)	354,940	16,327,240
Winmark Corp.	8,782	1,157,907
Zumiez, Inc. (a)(b)	83,973	1,045,464
		330,447,057
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	214,862	18,630,684
Charles & Colvard Ltd. (b)	45,090	40,130
Cherokee, Inc. (b)	51,314	236,044
Columbia Sportswear Co.	123,057	7,049,936
Crocs, Inc. (b)	338,182	3,019,965
Crown Crafts, Inc.	2,227	14,810
Culp, Inc.	41,594	1,206,226
Deckers Outdoor Corp. (a)(b)	145,090	9,271,251
Delta Apparel, Inc. (b)	25,490	500,114
Differential Brands Group, Inc. (b)	22,419	36,991
Emerald Expositions Events, Inc. (a)	82,412	1,791,637
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	20,894
Fossil Group, Inc. (a)(b)	171,326	1,420,293
G-III Apparel Group Ltd. (a)(b)	199,717	5,492,218
Iconix Brand Group, Inc. (a)(b)	274,433	1,534,080
J.Jill, Inc. (a)	85,367	828,914
Lakeland Industries, Inc. (b)	24,535	345,944
lululemon athletica, Inc. (a)(b)	472,460	27,190,073
Movado Group, Inc. (a)	67,327	1,868,324
Naked Brand Group, Inc. (a)(b)	34,817	48,396
Oxford Industries, Inc.	65,064	3,761,350
Perry Ellis International, Inc. (b)	55,257	1,206,260
Rocky Brands, Inc.	27,150	350,235
Sequential Brands Group, Inc. (a)(b)	184,989	564,216
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	597,488	15,791,608
Steven Madden Ltd. (b)	243,792	10,336,781
Superior Uniform Group, Inc.	30,551	672,733
Unifi, Inc. (b)	63,053	1,959,687
Vera Bradley, Inc. (b)	96,199	869,639
Vince Holding Corp. (a)(b)	105,062	47,908
Wolverine World Wide, Inc. (a)	437,927	11,517,480
		127,624,821

TOTAL CONSUMER DISCRETIONARY		2,837,294,528

CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	41,723	6,216,727
Castle Brands, Inc. (a)(b)	356,392	506,077
Coca-Cola Bottling Co. Consolidated	20,918	4,467,876
Craft Brew Alliance, Inc. (a)(b)	39,325	684,255
Crystal Rock Holdings, Inc. (b)	4,384	3,346
MGP Ingredients, Inc. (a)	57,126	3,212,195
National Beverage Corp. (a)	51,760	6,015,030
New Age Beverages Corp. (a)	91,718	387,967
Primo Water Corp. (a)(b)	117,562	1,287,304
REED'S, Inc. (a)(b)	71,901	165,372
		22,946,149
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	3,861,813
Casey's General Stores, Inc. (a)	177,673	18,730,288
Chefs' Warehouse Holdings (a)(b)	84,128	1,451,208
Ingles Markets, Inc. Class A	63,051	1,383,969
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	240,660
Performance Food Group Co. (a)(b)	374,106	10,400,147
PriceSmart, Inc. (a)	101,308	8,231,275
Rite Aid Corp. (a)(b)	4,669,312	11,299,735
Smart & Final Stores, Inc. (a)(b)	132,210	932,081
SpartanNash Co.	166,314	4,097,977
Sprouts Farmers Market LLC (a)(b)	572,540	11,416,448
SUPERVALU, Inc. (b)	168,596	3,370,234
United Natural Foods, Inc. (a)(b)	221,930	7,712,068
Village Super Market, Inc. Class A	36,569	845,841
Weis Markets, Inc.	76,401	3,377,688
Welbilt, Inc. (a)(b)	619,869	12,335,393
		99,686,825
Food Products - 1.8%
Alico, Inc.	12,666	405,312
Amplify Snack Brands, Inc. (a)(b)	150,310	1,083,735
Arcadia Biosciences, Inc. (a)(b)	26,228	10,753
B&G Foods, Inc. Class A (a)	298,213	9,095,497
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	10,609,488
Bunge Ltd.	618,883	46,187,238
Cal-Maine Foods, Inc. (a)(b)	130,643	4,761,937
Calavo Growers, Inc. (a)	68,245	4,582,652
Coffee Holding Co., Inc. (a)(b)	18,940	72,161
Darling International, Inc. (b)	719,937	12,526,904
Dean Foods Co.	392,749	4,320,239
Farmer Brothers Co. (b)	40,539	1,319,544
Flowers Foods, Inc.	840,298	14,595,976
Fresh Del Monte Produce, Inc.	143,001	6,719,617
Freshpet, Inc. (a)(b)	92,564	1,467,139
Hostess Brands, Inc. Class A (a)(b)	387,414	5,168,103
Ingredion, Inc.	313,871	38,863,507
Inventure Foods, Inc. (a)(b)	76,402	262,059
J&J Snack Foods Corp.	69,066	8,805,224
John B. Sanfilippo & Son, Inc. (a)	39,021	2,421,643
Lamb Weston Holdings, Inc.	610,493	27,765,222
Lancaster Colony Corp.	85,473	9,955,040
Landec Corp. (b)	116,866	1,519,258
Lifeway Foods, Inc. (b)	27,446	238,780
Limoneira Co.	47,312	1,059,789
Omega Protein Corp.	96,626	1,526,691
Pilgrim's Pride Corp. (a)(b)	254,353	7,490,696
Pinnacle Foods, Inc.	519,350	30,802,649
Post Holdings, Inc. (a)(b)	289,377	24,634,664
RiceBran Technologies (b)	15,640	16,578
Rocky Mountain Chocolate Factory, Inc.	3,001	35,142
S&W Seed Co. (a)(b)	38,997	128,690
Sanderson Farms, Inc. (a)	87,851	12,959,780
Seaboard Corp.	1,198	5,146,213
Seneca Foods Corp. Class A (b)	30,121	897,606
Snyders-Lance, Inc. (a)	382,787	13,596,594
The Hain Celestial Group, Inc. (b)	455,320	18,312,970
Tootsie Roll Industries, Inc. (a)	89,305	3,335,542
TreeHouse Foods, Inc. (a)(b)	250,906	16,808,193
		349,508,825
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	203,188	6,926,679
Energizer Holdings, Inc. (a)	275,587	12,167,166
HRG Group, Inc. (a)(b)	611,179	9,650,516
Ocean Bio-Chem, Inc.	26,292	114,107
Oil-Dri Corp. of America	22,679	923,035
Orchids Paper Products Co. (a)	40,696	415,099
Spectrum Brands Holdings, Inc. (a)	105,465	11,596,931
WD-40 Co. (a)	63,004	6,864,286
		48,657,819
Personal Products - 0.4%
Avon Products, Inc. (b)	1,906,557	4,747,327
CCA Industries, Inc. (b)	3,083	10,945
Cyanotech Corp. (b)	3,808	17,898
Edgewell Personal Care Co. (a)(b)	255,772	19,423,326
elf Beauty, Inc. (a)	86,380	1,787,202
Herbalife Ltd. (a)(b)	307,483	21,219,402
Inter Parfums, Inc.	80,161	3,162,351
LifeVantage Corp. (a)(b)	58,439	243,106
Mannatech, Inc.	4,519	68,011
MediFast, Inc.	51,562	2,919,440
MYOS Corp. (a)(b)	849	1,061
Natural Alternatives International, Inc. (b)	20,104	221,144
Natural Health Trends Corp.	30,893	623,421
Nature's Sunshine Products, Inc.	31,943	336,999
Nu Skin Enterprises, Inc. Class A	218,397	13,285,090
Reliv International, Inc. (b)	1,527	11,758
Revlon, Inc. (a)(b)	56,452	954,039
The Female Health Co. (b)	72,631	116,936
United-Guardian, Inc.	6,016	102,272
USANA Health Sciences, Inc. (a)(b)	50,330	2,979,536
		72,231,264
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	759,766
Alliance One International, Inc. (b)	33,481	348,202
Turning Point Brands, Inc. (b)	29,381	505,353
Universal Corp.	111,115	6,355,778
Vector Group Ltd. (a)	446,014	9,633,902
		17,603,001

TOTAL CONSUMER STAPLES		610,633,883

ENERGY - 3.7%
Energy Equipment & Services - 1.0%
Archrock, Inc.	301,614	3,076,463
Aspen Aerogels, Inc. (b)	85,012	347,699
Atwood Oceanics, Inc. (a)(b)	321,131	2,109,831
Basic Energy Services, Inc. (b)	100,658	1,433,370
Bristow Group, Inc. (a)	142,536	1,174,497
C&J Energy Services, Inc. (a)	281,497	7,110,614
Carbo Ceramics, Inc. (a)(b)	90,902	596,317
Core Laboratories NV (a)	194,145	17,119,706
Dawson Geophysical Co. (b)	84,323	352,470
Diamond Offshore Drilling, Inc. (a)(b)	274,267	3,115,673
Dril-Quip, Inc. (a)(b)	165,265	6,205,701
EcoStim Energy Solutions, Inc. (a)(b)	45,860	60,077
ENGlobal Corp. (b)	49,530	63,894
Ensco PLC Class A (a)	1,312,309	5,577,313
Enservco Corp. (a)(b)	77,749	37,024
Era Group, Inc. (b)	75,717	667,067
Exterran Corp. (b)	137,290	3,808,425
Fairmount Santrol Holidings, Inc. (a)(b)	640,322	1,959,385
Forum Energy Technologies, Inc. (a)(b)	311,762	3,616,439
Frank's International NV (a)	226,789	1,424,235
Geospace Technologies Corp. (a)(b)	53,804	811,902
Gulf Island Fabrication, Inc.	51,115	572,488
Helix Energy Solutions Group, Inc. (b)	603,189	3,781,995
Hornbeck Offshore Services, Inc. (a)(b)	148,293	410,772
Independence Contract Drilling, Inc. (b)	127,230	409,681
ION Geophysical Corp. (a)(b)	31,686	232,892
Mammoth Energy Services, Inc. (a)	59,263	816,644
Matrix Service Co. (b)	116,892	1,385,170
McDermott International, Inc. (a)(b)	1,235,190	7,584,067
Mitcham Industries, Inc. (b)	40,926	153,473
Nabors Industries Ltd.	1,284,767	8,415,224
Natural Gas Services Group, Inc. (b)	52,753	1,244,971
NCS Multistage Holdings, Inc.	47,450	937,612
Newpark Resources, Inc. (a)(b)	403,139	3,245,269
Noble Corp. (a)	1,084,172	3,534,401
Oceaneering International, Inc. (a)	426,515	9,617,913
Oil States International, Inc. (a)(b)	226,051	4,916,609
Parker Drilling Co. (a)(b)	571,982	629,180
Patterson-UTI Energy, Inc.	742,721	11,861,254
PHI, Inc. (non-vtg.) (b)	46,438	510,354
Pioneer Energy Services Corp. (b)	318,662	541,725
Profire Energy, Inc. (b)	83,066	125,430
RigNet, Inc. (b)	52,479	839,664
Rowan Companies PLC (a)(b)	586,816	5,721,456
RPC, Inc. (a)	264,838	5,140,506
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	1
warrants 7/27/21 (c)	42	2
SEACOR Holdings, Inc. (a)(b)	70,418	2,701,939
Smart Sand, Inc. (a)	101,936	608,558
Solaris Oilfield Infrastructure, Inc. Class A	70,674	1,000,744
Superior Energy Services, Inc. (a)(b)	660,904	5,445,849
Synthesis Energy Systems, Inc. (a)(b)	247,060	100,652
Tesco Corp. (b)	196,597	865,027
TETRA Technologies, Inc. (b)	540,634	1,113,706
Transocean Ltd. (United States) (a)(b)	1,742,456	14,218,441
U.S. Silica Holdings, Inc.	322,967	8,787,932
Unit Corp. (a)(b)	236,049	3,757,900
Weatherford International PLC (a)	4,387,855	16,805,485
Willbros Group, Inc. (b)	173,199	381,038
		189,084,126
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (b)	679,559	1,155,250
Adams Resources & Energy, Inc.	9,909	343,545
Aemetis, Inc. (a)(b)	44,295	38,231
Amyris, Inc. (a)(b)	25,665	63,393
Antero Resources Corp. (a)(b)	643,512	12,670,751
Approach Resources, Inc. (a)(b)	211,859	588,968
Arch Coal, Inc.	108,752	8,686,022
Ardmore Shipping Corp. (a)	128,732	1,042,729
Barnwell Industries, Inc. (b)	11,298	20,336
Bill Barrett Corp. (a)(b)	346,422	1,035,802
Bonanza Creek Energy, Inc.	9,121	237,055
Bonanza Creek Energy, Inc. (d)	166,099	2
California Resources Corp. (a)(b)	172,583	1,346,147
Callon Petroleum Co. (a)(b)	902,491	9,349,807
Carrizo Oil & Gas, Inc. (a)(b)	334,669	4,497,951
Centennial Resource Development, Inc. Class A (a)	544,343	9,411,690
Centrus Energy Corp. Class A (a)(b)	22,164	83,780
Cheniere Energy, Inc. (a)(b)	1,052,608	45,041,096
Clean Energy Fuels Corp. (a)(b)	457,470	1,088,779
Cloud Peak Energy, Inc. (a)(b)	350,207	1,099,650
Cobalt International Energy, Inc. (a)(b)	109,951	206,708
Comstock Resources, Inc. (a)(b)	59,844	384,198
CONSOL Energy, Inc.	790,515	11,501,993
Contango Oil & Gas Co. (a)(b)	88,353	405,540
Continental Resources, Inc. (a)(b)	391,200	13,269,504
CVR Energy, Inc. (a)	67,664	1,449,363
Delek U.S. Holdings, Inc.	324,339	8,017,660
Denbury Resources, Inc. (a)(b)	1,713,341	1,816,141
Diamondback Energy, Inc. (b)	430,889	39,120,412
Earthstone Energy, Inc. (a)(b)	37,892	363,384
Eclipse Resources Corp. (b)	384,060	894,860
Energen Corp. (b)	425,353	21,812,102
Energy XXI Gulf Coast, Inc. (a)	141,118	1,474,683
EP Energy Corp. (a)(b)	194,327	571,321
Evolution Petroleum Corp.	131,930	916,914
EXCO Resources, Inc. (a)(b)	48,051	86,011
Extraction Oil & Gas, Inc. (a)	178,876	2,350,431
FieldPoint Petroleum Corp. (b)	9,981	3,314
Gastar Exploration, Inc. (a)(b)	765,403	451,741
Gener8 Maritime, Inc. (a)(b)	367,090	1,651,905
Gevo, Inc. (a)(b)	25,651	16,673
Green Plains, Inc. (a)	167,214	3,101,820
Gulfport Energy Corp. (b)	697,873	8,744,349
Halcon Resources Corp. (a)(b)	129,266	800,157
Hallador Energy Co. (a)	78,379	454,598
HollyFrontier Corp. (a)	781,490	24,468,452
Houston American Energy Corp. (a)(b)	98,796	48,410
International Seaways, Inc.	134,191	2,474,482
Isramco, Inc. (a)(b)	3,497	393,762
Jagged Peak Energy, Inc. (a)	152,260	1,950,451
Jones Energy, Inc. (a)	301,130	298,119
Kosmos Energy Ltd. (a)(b)	1,024,087	7,209,572
Laredo Petroleum, Inc. (a)(b)	622,734	7,734,356
Lilis Energy, Inc. (a)(b)	116,379	425,947
Lonestar Resources U.S., Inc. (b)	83,150	271,069
Matador Resources Co. (a)(b)	416,404	9,818,806
Mexco Energy Corp. (b)	2,119	9,345
Murphy Oil Corp. (a)	717,888	16,267,342
Northern Oil & Gas, Inc. (a)(b)	216,184	183,756
Oasis Petroleum, Inc. (a)(b)	1,064,131	7,768,156
Overseas Shipholding Group, Inc. (b)	203,430	459,752
Pacific Ethanol, Inc. (b)	157,778	788,890
Panhandle Royalty Co. Class A	65,031	1,372,154
Par Pacific Holdings, Inc. (a)(b)	146,529	2,609,681
Parsley Energy, Inc. Class A (b)	1,000,939	25,073,522
PBF Energy, Inc. Class A (a)	489,298	11,586,577
PDC Energy, Inc. (a)(b)	251,056	9,874,032
Peabody Energy Corp. (a)	433,861	12,581,969
Pedevco Corp. (a)(b)	6,185	4,094
Penn Virginia Corp. (a)	30,000	1,155,000
Petroquest Energy, Inc. (b)	55,392	99,152
PrimeEnergy Corp. (b)	4,530	199,320
QEP Resources, Inc. (a)(b)	1,089,505	8,225,763
Ramaco Resources, Inc. (a)	23,661	183,846
Renewable Energy Group, Inc. (a)(b)	153,384	1,855,946
Resolute Energy Corp. (a)(b)	84,842	2,507,081
Rex American Resources Corp. (b)	26,148	2,264,940
Rex Energy Corp. (a)(b)	38,463	88,080
Rice Energy, Inc. (b)	715,932	19,587,900
Ring Energy, Inc. (b)	208,423	2,484,402
RSP Permian, Inc. (a)(b)	478,288	15,008,677
Sanchez Energy Corp. (a)(b)	307,135	1,345,251
SandRidge Energy, Inc. (a)(b)	95,557	1,645,492
SemGroup Corp. Class A (a)	235,573	6,054,226
SilverBow Resources, Inc. (a)(b)	23,761	514,188
SM Energy Co. (a)	443,376	5,923,503
Southwestern Energy Co. (b)	2,298,895	12,528,978
Src Energy, Inc. (b)	892,580	7,042,456
Stone Energy Corp. (a)	92,375	2,235,475
Syntroleum Corp. (a)(b)(d)	21,880	0
Targa Resources Corp.	954,087	42,523,658
Teekay Corp. (a)	243,861	2,248,398
Tellurian, Inc. (a)(b)	201,608	1,862,858
Tengasco, Inc. (a)(b)	73,015	48,190
Torchlight Energy Resources, Inc. (a)(b)	200,782	273,064
TransAtlantic Petroleum Ltd. (b)	79,564	59,673
U.S. Energy Corp. (a)(b)	16,587	12,608
Uranium Energy Corp. (a)(b)	640,353	845,266
VAALCO Energy, Inc. (b)	208,727	151,849
Vertex Energy, Inc. (a)(b)	54,529	43,623
W&T Offshore, Inc. (a)(b)	172,461	329,401
Warrior Metropolitan Coal, Inc. (a)	83,389	2,275,686
Westmoreland Coal Co. (a)(b)	73,444	171,125
Westwater Resources, Inc. (a)(b)	151,823	206,479
Whiting Petroleum Corp. (a)(b)	1,205,956	5,390,623
WildHorse Resource Development Corp. (a)	130,932	1,428,468
World Fuel Services Corp.	302,651	10,453,566
WPX Energy, Inc. (b)	1,772,698	17,709,253
Yuma Energy, Inc. (a)(b)	5,304	6,153
Zion Oil & Gas, Inc. (a)(b)	201,994	674,660
		539,003,739

TOTAL ENERGY		728,087,865

FINANCIALS - 16.8%
Banks - 6.9%
1st Constitution Bancorp	42,103	724,172
1st Source Corp.	82,536	3,851,955
Access National Corp. (a)	63,466	1,629,807
ACNB Corp.	17,139	448,185
Allegiance Bancshares, Inc. (a)(b)	49,520	1,686,156
American National Bankshares, Inc.	28,161	1,027,877
American River Bankshares	8,231	108,732
Ameris Bancorp	168,643	7,428,724
AmeriServ Financial, Inc.	14,728	57,439
Ames National Corp. (a)	27,281	739,315
Anchor Bancorp (b)	8,039	201,377
Arrow Financial Corp.	50,020	1,615,646
Associated Banc-Corp.	677,617	14,839,812
Atlantic Capital Bancshares, Inc. (b)	74,953	1,345,406
Auburn National Bancorp., Inc.	3,534	126,341
Banc of California, Inc. (a)	218,168	4,047,016
BancFirst Corp.	75,734	3,816,994
Bancorp, Inc., Delaware (b)	253,910	1,993,194
BancorpSouth, Inc.	364,939	10,601,478
Bank of Commerce Holdings (a)	98,321	1,037,287
Bank of Hawaii Corp.	190,452	14,880,015
Bank of Marin Bancorp	24,262	1,587,948
Bank of South Carolina Corp.	10,268	185,337
Bank of the Ozarks, Inc. (a)	538,139	23,118,451
BankUnited, Inc.	489,886	16,303,406
Bankwell Financial Group, Inc.	40,974	1,389,019
Banner Corp.	127,685	7,037,997
Bar Harbor Bankshares	62,421	1,639,175
BCB Bancorp, Inc. (a)	55,365	786,183
Berkshire Hills Bancorp, Inc.	161,342	5,453,360
Blue Hills Bancorp, Inc. (a)	123,079	2,301,577
BOK Financial Corp. (a)	95,691	7,701,212
Boston Private Financial Holdings, Inc.	373,066	5,484,070
Bridge Bancorp, Inc.	80,834	2,497,771
Brookline Bancorp, Inc., Delaware	346,551	4,973,007
Bryn Mawr Bank Corp. (a)	81,577	3,340,578
C & F Financial Corp.	11,407	534,418
California First National Bancorp	1,545	24,952
Camden National Corp.	73,144	2,852,616
Capital Bank Financial Corp. Series A	119,506	4,493,426
Capital City Bank Group, Inc.	48,944	1,012,651
Capstar Financial Holdings, Inc. (a)	10,727	186,006
Carolina Financial Corp.	55,435	1,886,453
Cathay General Bancorp	324,330	11,439,119
CB Financial Services, Inc.	34,610	939,662
Centerstate Banks of Florida, Inc.	276,150	6,757,391
Central Pacific Financial Corp.	137,108	3,976,132
Central Valley Community Bancorp	34,644	681,447
Century Bancorp, Inc. Class A (non-vtg.)	8,372	559,250
Chemical Financial Corp.	313,725	14,246,252
Chemung Financial Corp. (a)	14,797	597,651
CIT Group, Inc. (a)	592,137	26,557,344
Citizens & Northern Corp.	49,346	1,107,324
Citizens Holding Co.	12,650	295,378
City Holding Co.	75,888	4,805,987
Civista Bancshares, Inc. (a)	34,892	705,167
CNB Financial Corp., Pennsylvania	61,173	1,477,940
CoBiz, Inc.	222,257	3,789,482
Codorus Valley Bancorp, Inc.	33,275	833,539
Colony Bankcorp, Inc.	4,518	60,089
Columbia Banking Systems, Inc. (a)	254,513	9,460,248
Commerce Bancshares, Inc.	385,313	21,188,362
Commerce Union Bancshares, Inc. (a)	23,562	565,252
Community Bank System, Inc. (a)	217,028	11,168,261
Community Bankers Trust Corp. (a)(b)	171,891	1,443,884
Community Financial Corp. (a)	16,726	585,410
Community Trust Bancorp, Inc.	84,178	3,581,774
ConnectOne Bancorp, Inc.	128,046	2,919,449
County Bancorp, Inc.	25,129	753,367
CU Bancorp (b)	78,920	2,813,498
Cullen/Frost Bankers, Inc.	251,960	21,215,032
Customers Bancorp, Inc. (b)	124,000	3,494,320
CVB Financial Corp. (a)	441,582	9,140,747
DNB Financial Corp.	4,951	161,155
Eagle Bancorp, Inc. (b)	134,184	8,346,245
East West Bancorp, Inc.	632,265	35,008,513
Enterprise Bancorp, Inc.	37,217	1,190,572
Enterprise Financial Services Corp.	105,839	4,043,050
Equity Bancshares, Inc. (b)	21,834	745,631
Evans Bancorp, Inc. (a)	17,239	711,971
Farmers Capital Bank Corp.	34,947	1,308,765
Farmers National Banc Corp.	109,961	1,506,466
FCB Financial Holdings, Inc. Class A (a)(b)	190,229	8,293,984
Fidelity Southern Corp.	97,915	2,140,422
Financial Institutions, Inc.	63,631	1,730,763
First Bancorp, North Carolina	107,671	3,331,341
First Bancorp, Puerto Rico (b)	809,686	4,599,016
First Bancshares, Inc. (a)	28,134	793,379
First Bank Hamilton New Jersey	51,342	616,104
First Busey Corp.	190,257	5,488,914
First Business Finance Services, Inc.	37,553	800,254
First Citizen Bancshares, Inc.	39,444	13,431,076
First Commonwealth Financial Corp.	394,538	4,975,124
First Community Bancshares, Inc.	65,716	1,691,530
First Community Corp.	50,202	1,059,262
First Connecticut Bancorp, Inc.	63,853	1,580,362
First Financial Bancorp, Ohio	288,325	6,905,384
First Financial Bankshares, Inc. (a)	290,331	11,627,757
First Financial Corp., Indiana	56,581	2,455,615
First Financial Northwest, Inc.	38,725	619,600
First Foundation, Inc. (b)	120,044	2,034,746
First Hawaiian, Inc.	221,378	5,997,130
First Horizon National Corp.	1,034,454	17,802,953
First Internet Bancorp	24,292	772,486
First Interstate Bancsystem, Inc.	125,482	4,416,966
First Merchants Corp.	189,960	7,459,729
First Mid-Illinois Bancshares, Inc.	30,682	1,064,052
First Midwest Bancorp, Inc., Delaware	356,411	7,513,144
First Northwest Bancorp (b)	29,480	467,553
First of Long Island Corp.	95,119	2,544,433
First Republic Bank	673,295	65,343,280
First South Bancorp, Inc., Virginia	39,689	691,382
First United Corp. (b)	16,427	258,725
Flushing Financial Corp.	128,655	3,517,428
FNB Corp., Pennsylvania	1,411,846	17,916,326
Franklin Financial Network, Inc. (b)	55,816	1,825,183
Fulton Financial Corp.	763,857	13,329,305
German American Bancorp, Inc.	91,374	2,973,310
Glacier Bancorp, Inc. (a)	342,242	11,365,857
Glen Burnie Bancorp	18,661	196,127
Great Southern Bancorp, Inc.	44,239	2,203,102
Great Western Bancorp, Inc.	265,155	9,524,368
Green Bancorp, Inc. (b)	96,487	1,934,564
Guaranty Bancorp	81,387	2,099,785
Guaranty Bancshares, Inc. Texas	6,893	208,444
Hancock Holding Co.	379,714	16,688,430
Hanmi Financial Corp.	139,169	3,715,812
HarborOne Bancorp, Inc. (b)	139,543	2,398,744
Hawthorn Bancshares, Inc.	48,188	970,988
Heartland Financial U.S.A., Inc.	111,545	5,075,298
Heritage Commerce Corp.	144,223	1,932,588
Heritage Financial Corp., Washington	134,310	3,512,207
Hilltop Holdings, Inc.	360,056	8,522,526
Home Bancshares, Inc. (a)	553,439	12,900,663
HomeTrust Bancshares, Inc. (b)	82,069	1,904,001
Hope Bancorp, Inc.	575,341	9,286,004
Horizon Bancorp Industries	89,615	2,345,225
Howard Bancorp, Inc. (a)(b)	32,517	642,211
IBERIABANK Corp.	220,149	16,863,413
Independent Bank Corp.	96,933	1,977,433
Independent Bank Corp., Massachusetts (a)	121,955	8,451,482
Independent Bank Group, Inc.	55,312	3,078,113
International Bancshares Corp.	260,048	9,348,726
Investar Holding Corp.	29,136	640,992
Investors Bancorp, Inc.	1,364,718	17,864,159
Lakeland Bancorp, Inc.	184,477	3,412,825
Lakeland Financial Corp.	114,291	4,967,087
Landmark Bancorp, Inc.	38	1,112
LCNB Corp.	38,996	719,476
LegacyTexas Financial Group, Inc.	185,316	6,669,523
Live Oak Bancshares, Inc. (a)	117,643	2,629,321
Macatawa Bank Corp.	91,347	874,191
MainSource Financial Group, Inc.	119,416	3,908,486
MB Financial, Inc.	313,695	12,475,650
MBT Financial Corp.	69,241	702,796
Mercantile Bank Corp.	67,865	2,062,417
Mid Penn Bancorp, Inc.	28,255	836,348
Middlefield Banc Corp. (a)	24,755	1,112,737
Midland States Bancorp, Inc.	36,485	1,114,252
Midsouth Bancorp, Inc.	59,250	702,113
MidWestOne Financial Group, Inc.	36,136	1,188,152
MutualFirst Financial, Inc.	16,479	580,061
National Bank Holdings Corp.	120,099	3,864,786
National Bankshares, Inc. (a)	27,586	1,086,888
National Commerce Corp. (b)	43,733	1,738,387
NBT Bancorp, Inc.	212,914	6,989,967
Nicolet Bankshares, Inc. (b)	27,108	1,481,452
Northeast Bancorp	47,101	1,017,382
Northrim Bancorp, Inc.	32,754	977,707
Norwood Financial Corp. (a)	17,432	767,705
OFG Bancorp (a)	196,849	1,712,586
Ohio Valley Banc Corp. (a)	14,494	476,853
Old Line Bancshares, Inc.	23,282	640,255
Old National Bancorp, Indiana	617,544	10,096,844
Old Point Financial Corp.	8,603	264,456
Old Second Bancorp, Inc.	127,732	1,462,531
Opus Bank	75,669	1,694,986
Orrstown Financial Services, Inc.	28,866	705,774
Pacific Continental Corp.	89,523	2,126,171
Pacific Mercantile Bancorp (b)	76,145	647,233
Pacific Premier Bancorp, Inc. (b)	150,823	5,339,134
PacWest Bancorp	532,317	24,034,113
Park National Corp.	59,483	5,745,463
Park Sterling Corp.	235,316	2,675,543
Parke Bancorp, Inc. (a)	9,617	187,051
Patriot National Bancorp, Inc.	1,402	23,413
PCSB Financial Corp. (a)	71,701	1,213,181
Peapack-Gladstone Financial Corp.	67,127	2,045,360
Penns Woods Bancorp, Inc.	18,934	812,458
People's Utah Bancorp	68,752	1,880,367
Peoples Bancorp of North Carolina (a)	28,481	865,253
Peoples Bancorp, Inc.	86,252	2,678,987
Peoples Financial Corp., Mississippi (b)	7,232	97,632
Peoples Financial Services Corp.	28,276	1,174,868
Pinnacle Financial Partners, Inc.	321,651	20,006,692
Popular, Inc.	447,330	17,852,940
Porter Bancorp, Inc. (b)	747	8,299
Preferred Bank, Los Angeles	57,012	3,067,246
Premier Financial Bancorp, Inc.	21,201	400,699
Prosperity Bancshares, Inc.	302,610	18,080,948
QCR Holdings, Inc.	57,990	2,534,163
Renasant Corp. (a)	194,858	7,761,194
Republic Bancorp, Inc., Kentucky Class A	38,600	1,373,388
Republic First Bancorp, Inc. (a)(b)	238,609	2,016,246
Royal Bancshares of Pennsylvania, Inc. Class A (b)	13,408	54,839
S&T Bancorp, Inc.	157,543	5,662,095
Sandy Spring Bancorp, Inc.	113,430	4,374,995
SB Financial Group, Inc.	532	8,783
Seacoast Banking Corp., Florida (b)	179,262	4,099,722
Select Bancorp, Inc. New (b)	98	1,144
ServisFirst Bancshares, Inc. (a)	200,763	6,848,026
Shore Bancshares, Inc.	42,320	697,857
Sierra Bancorp	45,562	1,153,174
Signature Bank (b)	237,314	30,456,879
Simmons First National Corp. Class A (a)	133,602	6,974,024
SmartFinancial, Inc. (a)(b)	29,546	682,217
South State Corp.	109,889	9,038,370
Southern First Bancshares, Inc. (b)	41,478	1,466,247
Southern National Bancorp of Virginia, Inc.	84,680	1,418,390
Southside Bancshares, Inc.	125,401	4,096,851
Southwest Bancorp, Inc., Oklahoma	82,567	2,084,817
State Bank Financial Corp.	163,053	4,381,234
Sterling Bancorp (a)	608,039	13,650,476
Stock Yards Bancorp, Inc.	114,773	3,994,100
Stonegate Bank	66,942	3,227,274
Summit Financial Group, Inc. (a)	28,736	629,031
Sun Bancorp, Inc.	52,032	1,214,947
Sunshine Bancorp, Inc. (a)(b)	22,894	494,510
Sussex Bancorp (a)	1,371	32,630
SVB Financial Group (b)	230,334	39,004,760
Synovus Financial Corp.	529,490	22,302,119
TCF Financial Corp.	787,248	12,225,961
Texas Capital Bancshares, Inc. (a)(b)	215,943	16,033,768
The First Bancorp, Inc.	40,384	1,051,196
Tompkins Financial Corp. (a)	56,854	4,316,356
TowneBank (a)	258,979	7,950,655
Trico Bancshares	98,612	3,508,615
TriState Capital Holdings, Inc. (b)	98,771	2,064,314
Triumph Bancorp, Inc. (b)	78,615	2,216,943
Trustmark Corp.	296,262	8,775,280
Two River Bancorp (a)	43,275	788,471
UMB Financial Corp. (a)	200,120	13,432,054
Umpqua Holdings Corp.	987,453	17,280,428
Union Bankshares Corp. (a)	202,037	6,329,819
Union Bankshares, Inc. (a)	26,240	1,132,256
United Bancorp, Inc.	41,665	495,814
United Bankshares, Inc., West Virginia (a)	460,054	15,434,812
United Community Bank, Inc.	313,340	8,181,307
United Security Bancshares, Inc.	8,545	96,559
United Security Bancshares, California	21,338	197,377
Unity Bancorp, Inc.	57,145	991,466
Univest Corp. of Pennsylvania	120,426	3,510,418
Valley National Bancorp	1,183,756	13,246,230
Veritex Holdings, Inc. (a)(b)	71,960	1,900,464
Village Bank & Trust Financial Corp. (b)	8,883	271,376
Washington Trust Bancorp, Inc.	63,697	3,264,471
WashingtonFirst Bankshares, Inc.	40,114	1,358,661
Webster Financial Corp.	407,516	19,022,847
WesBanco, Inc.	179,643	6,822,841
West Bancorp., Inc.	62,916	1,381,006
Westamerica Bancorp. (a)	117,356	6,049,702
Western Alliance Bancorp. (b)	415,273	20,028,617
Wintrust Financial Corp.	242,225	17,636,402
Xenith Bankshares, Inc. (b)	35,243	1,009,712
		1,360,535,804
Capital Markets - 2.2%
Arlington Asset Investment Corp. (a)	114,310	1,476,885
Artisan Partners Asset Management, Inc.	207,245	6,362,422
Ashford, Inc. (b)	4,486	276,562
Associated Capital Group, Inc.	20,662	709,740
B. Riley Financial, Inc.	77,782	1,275,625
BGC Partners, Inc. Class A	969,436	12,592,974
Cohen & Steers, Inc.	93,396	3,534,105
Cowen Group, Inc. Class A (a)(b)	119,709	1,945,271
Diamond Hill Investment Group, Inc. (a)	13,288	2,608,833
Eaton Vance Corp. (non-vtg.)	501,551	23,863,797
Evercore, Inc. Class A	182,141	13,742,538
FactSet Research Systems, Inc.	172,980	27,188,996
Federated Investors, Inc. Class B (non-vtg.) (a)	401,131	10,954,888
Fifth Street Asset Management, Inc. Class A (a)	29,106	119,335
Financial Engines, Inc. (a)	276,738	9,146,191
Gain Capital Holdings, Inc.	115,932	730,372
GAMCO Investors, Inc. Class A	17,907	527,719
Global Brokerage, Inc. Class A (a)(b)	23,887	29,859
Great Elm Capital Group, Inc. (b)	27,036	89,219
Greenhill & Co., Inc. (a)	121,210	1,824,211
Hamilton Lane, Inc. Class A (a)	59,581	1,396,579
Hennessy Advisors, Inc.	9,352	138,223
Houlihan Lokey	112,015	4,038,141
Institutional Financial Markets, Inc.	16,813	19,167
Interactive Brokers Group, Inc.	314,893	13,203,463
INTL FCStone, Inc. (b)	64,346	2,283,640
Investment Technology Group, Inc.	132,967	2,671,307
Janus Henderson Group PLC (a)	801,528	27,700,808
Ladenburg Thalmann Financial Services, Inc.	402,412	1,034,199
Lazard Ltd. Class A	570,797	24,481,483
Legg Mason, Inc.	376,000	14,359,440
LPL Financial	352,936	16,531,522
Manning & Napier, Inc. Class A	54,262	192,630
MarketAxess Holdings, Inc.	165,985	32,026,806
Medley Management, Inc. (a)	32,708	202,790
Moelis & Co. Class A	139,192	5,484,165
Morningstar, Inc.	86,170	7,126,259
MSCI, Inc.	400,887	45,945,659
National Holdings Corp. (b)	3,483	9,091
National Holdings Corp. warrants 1/18/22	3,483	1,898
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	653,396
Paragon Commercial Corp. (b)	5,375	278,694
Piper Jaffray Companies	64,129	3,555,953
PJT Partners, Inc.	73,261	2,832,270
Pzena Investment Management, Inc.	58,015	574,349
Safeguard Scientifics, Inc. (a)(b)	85,673	1,045,211
SEI Investments Co.	587,931	34,370,446
Silvercrest Asset Management Group Class A	17,895	219,214
Stifel Financial Corp.	307,295	14,673,336
TD Ameritrade Holding Corp.	1,071,588	46,421,192
TheStreet.com, Inc. (b)	85,257	72,468
U.S. Global Investments, Inc. Class A	36,632	48,721
Value Line, Inc.	13,155	210,085
Vector Capital Corp. rights (b)(d)	49,572	1
Virtu Financial, Inc. Class A (a)	190,073	3,411,810
Virtus Investment Partners, Inc. (a)	29,444	3,121,064
Waddell & Reed Financial, Inc. Class A (a)	368,027	6,848,982
Westwood Holdings Group, Inc.	31,636	1,933,909
WisdomTree Investments, Inc. (a)	492,911	4,519,994
Zais Group Holdings, Inc. (a)(b)	22,211	41,090
		442,678,997
Consumer Finance - 0.8%
Ally Financial, Inc.	2,040,124	46,106,802
Asta Funding, Inc. (a)(b)	38,423	309,305
Atlanticus Holdings Corp. (b)	33,601	82,322
Consumer Portfolio Services, Inc. (b)	87,449	343,675
Credit Acceptance Corp. (a)(b)	53,276	14,507,055
Elevate Credit, Inc. (a)	77,759	492,214
Encore Capital Group, Inc. (a)(b)	104,445	4,214,356
Enova International, Inc. (a)(b)	106,637	1,268,980
EZCORP, Inc. (non-vtg.) Class A (a)(b)	207,953	1,881,975
First Cash Financial Services, Inc.	214,308	12,579,880
Green Dot Corp. Class A (b)	196,552	9,469,875
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,483,428	9,182,419
Nelnet, Inc. Class A	84,547	4,010,064
Nicholas Financial, Inc. (b)	73,640	634,040
OneMain Holdings, Inc. (a)(b)	231,191	6,327,698
PRA Group, Inc. (a)(b)	202,706	5,858,203
Regional Management Corp. (b)	42,651	936,189
Santander Consumer U.S.A. Holdings, Inc. (b)	489,438	6,989,175
SLM Corp. (b)	1,930,689	19,635,107
World Acceptance Corp. (a)(b)	25,904	1,938,137
		146,767,471
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	15,543	266,407
Acushnet Holdings Corp. (a)	96,112	1,580,081
Alteryx, Inc. (a)	45,290	1,068,391
At Home Group, Inc. (a)	46,573	1,141,039
Camping World Holdings, Inc. (a)	90,236	3,316,173
Catskill Litigation Trust (b)(d)	1,036	0
Cotiviti Holdings, Inc. (a)(b)	165,909	5,927,929
Donnelley Financial Solutions, Inc.	142,998	3,061,587
FB Financial Corp. (a)	55,658	1,934,116
Marlin Business Services Corp.	36,382	949,570
NCP Litigation Trust (b)(d)	200	0
NewStar Financial, Inc.	83,480	894,906
On Deck Capital, Inc. (a)(b)	192,982	932,103
Quantenna Communications, Inc. (a)	32,196	598,202
Ra Pharmaceuticals, Inc.	33,809	507,473
Senseonics Holdings, Inc. (a)(b)	144,591	443,894
Tiptree, Inc.	128,445	822,048
Varex Imaging Corp. (a)	162,547	4,962,560
Voya Financial, Inc.	818,279	31,282,806
		59,689,285
Insurance - 4.0%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	52,448
Alleghany Corp. (b)	68,441	38,516,542
AMBAC Financial Group, Inc. (b)	200,573	3,648,423
American Equity Investment Life Holding Co. (a)	387,822	10,765,939
American Financial Group, Inc.	320,127	32,592,130
American National Insurance Co.	40,063	4,635,690
Amerisafe, Inc.	82,809	4,455,124
AmTrust Financial Services, Inc. (a)	469,157	5,817,547
Arch Capital Group Ltd. (b)	566,925	55,184,480
Argo Group International Holdings, Ltd.	134,581	8,101,776
Aspen Insurance Holdings Ltd.	263,854	11,926,201
Assured Guaranty Ltd.	533,794	22,707,597
Athene Holding Ltd.	225,513	12,067,201
Atlas Financial Holdings, Inc. (b)	42,675	719,074
Axis Capital Holdings Ltd.	374,665	22,569,820
Baldwin & Lyons, Inc. Class B	42,752	936,269
Blue Capital Reinsurance Holdings Ltd.	23,939	450,053
Brown & Brown, Inc.	506,538	22,773,948
Citizens, Inc. Class A (a)(b)	184,834	1,391,800
CNA Financial Corp.	123,338	6,050,962
CNO Financial Group, Inc.	755,655	16,888,889
Conifer Holdings, Inc. (b)	13,396	86,404
Crawford & Co. Class B	86,860	861,651
Donegal Group, Inc. Class A	119,498	1,831,904
eHealth, Inc. (b)	78,217	1,899,109
EMC Insurance Group	32,192	897,513
Employers Holdings, Inc.	143,996	6,069,431
Enstar Group Ltd. (a)(b)	48,866	10,142,138
Erie Indemnity Co. Class A	88,842	10,731,225
FBL Financial Group, Inc. Class A	43,350	2,947,800
Federated National Holding Co.	50,478	784,428
Fidelity & Guaranty Life (a)	51,288	1,602,750
First Acceptance Corp. (b)	24,679	27,640
First American Financial Corp.	484,867	23,787,575
FNF Group	1,200,506	57,912,409
FNFV Group (b)	291,196	4,906,653
Genworth Financial, Inc. Class A (b)	2,224,677	7,630,642
Global Indemnity Ltd.	37,631	1,521,045
Greenlight Capital Re, Ltd. (b)	129,165	2,873,921
Hallmark Financial Services, Inc. (b)	49,582	508,216
Hanover Insurance Group, Inc.	189,091	18,564,954
HCI Group, Inc.	36,061	1,406,018
Health Insurance Innovations, Inc. (a)(b)	27,165	914,102
Heritage Insurance Holdings, Inc.	108,895	1,239,225
Horace Mann Educators Corp.	178,779	6,284,082
Independence Holding Co.	94,596	2,052,733
Infinity Property & Casualty Corp.	47,591	4,209,424
Investors Title Co.	5,515	969,923
James River Group Holdings Ltd.	95,401	3,804,592
Kemper Corp.	217,544	10,420,358
Kingstone Companies, Inc.	39,207	590,065
Kinsale Capital Group, Inc.	81,546	3,086,516
Maiden Holdings Ltd. (a)	316,619	2,295,488
Markel Corp. (b)	61,648	64,853,080
MBIA, Inc. (a)(b)	566,957	5,703,587
Mercury General Corp.	167,105	9,603,524
National General Holdings Corp.	271,086	4,654,547
National Western Life Group, Inc.	9,867	3,299,623
Navigators Group, Inc.	101,022	5,637,028
NI Holdings, Inc. (a)	45,692	754,375
Old Republic International Corp.	1,099,149	20,982,754
OneBeacon Insurance Group Ltd.	104,662	1,906,942
Patriot National, Inc. (a)	41,971	62,957
Primerica, Inc.	203,248	15,558,634
ProAssurance Corp.	239,584	12,757,848
Reinsurance Group of America, Inc.	281,871	37,897,556
RenaissanceRe Holdings Ltd.	176,360	24,542,258
RLI Corp.	167,632	8,971,665
Safety Insurance Group, Inc.	66,718	4,763,665
Selective Insurance Group, Inc.	258,572	13,032,029
State Auto Financial Corp.	68,353	1,691,053
State National Companies, Inc.	135,068	2,805,362
Stewart Information Services Corp. (a)	103,105	3,720,028
Third Point Reinsurance Ltd. (a)(b)	255,705	3,592,655
Trupanion, Inc. (a)(b)	68,165	1,491,450
United Fire Group, Inc.	93,258	3,922,431
United Insurance Holdings Corp.	78,431	1,234,504
Universal Insurance Holdings, Inc. (a)	143,216	3,071,983
Validus Holdings Ltd.	347,186	17,411,378
W.R. Berkley Corp.	427,107	28,462,410
White Mountains Insurance Group Ltd.	20,241	17,631,328
WMI Holdings Corp. (b)	870,756	1,088,445
		796,216,946
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	128,388	2,474,037
AGNC Investment Corp.	1,549,591	33,378,190
American Capital Mortgage Investment Corp.	216,830	4,163,136
Annaly Capital Management, Inc.	4,727,742	59,096,775
Anworth Mortgage Asset Corp.	522,696	3,167,538
Apollo Commercial Real Estate Finance, Inc.	408,851	7,396,115
Arbor Realty Trust, Inc.	227,213	1,863,147
Ares Commercial Real Estate Corp.	140,575	1,854,184
Armour Residential REIT, Inc. (a)	182,039	4,807,650
Blackstone Mortgage Trust, Inc. (a)	411,032	12,885,853
Capstead Mortgage Corp.	453,763	4,387,888
Cherry Hill Mortgage Investment Corp.	46,903	866,767
Chimera Investment Corp.	797,417	15,206,742
CIM Commercial Trust Corp.	63,757	997,797
CYS Investments, Inc.	708,349	6,226,388
Dynex Capital, Inc.	259,773	1,857,377
Ellington Residential Mortgage REIT	40,648	594,680
Five Oaks Investment Corp. (a)	77,659	323,061
Great Ajax Corp.	64,550	915,319
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	215,560	5,000,992
Invesco Mortgage Capital, Inc.	486,582	8,262,162
KKR Real Estate Finance Trust, Inc. (a)	54,773	1,137,635
Ladder Capital Corp. Class A	379,158	5,202,048
MFA Financial, Inc.	1,728,465	15,175,923
New Residential Investment Corp.	1,361,840	22,443,123
New York Mortgage Trust, Inc. (a)	504,041	3,155,297
Orchid Island Capital, Inc. (a)	181,831	1,758,306
Owens Realty Mortgage, Inc.	37,687	653,869
PennyMac Mortgage Investment Trust	295,936	5,116,733
Redwood Trust, Inc.	353,007	5,888,157
Resource Capital Corp.	146,355	1,514,774
Starwood Property Trust, Inc.	1,138,958	25,296,257
Two Harbors Investment Corp.	1,517,727	15,526,347
Western Asset Mortgage Capital Corp. (a)	191,198	2,009,491
ZAIS Financial Corp. (a)	43,166	658,282
		281,262,040
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	1,752,226
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)(b)	33,389	1,480,802
Astoria Financial Corp.	425,857	8,342,539
Atlantic Coast Financial Corp. (b)	8,654	72,261
Bank Mutual Corp.	187,600	1,716,540
BankFinancial Corp.	75,843	1,216,522
Bear State Financial, Inc.	45,612	468,891
Beneficial Bancorp, Inc.	357,084	5,338,406
BofI Holding, Inc. (a)(b)	254,547	6,748,041
BSB Bancorp, Inc. (b)	29,828	850,098
Capitol Federal Financial, Inc.	583,580	8,006,718
Charter Financial Corp.	65,398	1,063,371
Citizens Community Bancorp, Inc.	15,634	212,622
Clifton Bancorp, Inc. (a)	102,761	1,618,486
Dime Community Bancshares, Inc.	152,632	2,892,376
Elmira Savings Bank	185	3,765
Entegra Financial Corp. (a)(b)	77,977	1,809,066
ESSA Bancorp, Inc.	32,482	490,478
Essent Group Ltd. (b)	364,284	14,236,219
Farmer Mac Class C (non-vtg.)	44,156	3,007,907
First Capital, Inc.	12,982	416,722
First Defiance Financial Corp.	41,293	2,021,705
Flagstar Bancorp, Inc. (b)	95,859	3,146,092
Greene County Bancorp, Inc. (a)	2,032	47,447
Hamilton Bancorp, Inc. (b)	69	980
Hingham Institution for Savings	8,459	1,556,541
HMN Financial, Inc. (b)	3,871	68,710
Home Bancorp, Inc.	16,971	685,289
Home Federal Bancorp, Inc.	31	806
HomeStreet, Inc. (a)(b)	121,978	3,079,945
HopFed Bancorp, Inc.	18,100	253,400
Impac Mortgage Holdings, Inc. (a)(b)	65,855	873,896
Kearny Financial Corp.	415,174	5,874,712
Lendingtree, Inc. (a)(b)	32,192	7,434,742
Malvern Bancorp, Inc. (b)	64,070	1,524,866
Meridian Bancorp, Inc. Maryland	235,823	4,150,485
Meta Financial Group, Inc.	40,463	2,844,549
MGIC Investment Corp. (b)	1,644,961	18,834,803
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,555,534
New York Community Bancorp, Inc. (a)	2,154,746	25,964,689
NMI Holdings, Inc. (b)	243,001	2,636,561
Northfield Bancorp, Inc.	220,790	3,556,927
Northwest Bancshares, Inc. (a)	450,358	6,949,024
OceanFirst Financial Corp. (a)	135,646	3,385,724
Ocwen Financial Corp. (a)(b)	453,944	1,330,056
Oritani Financial Corp.	189,634	3,043,626
PB Bancorp, Inc.	7,070	72,468
PennyMac Financial Services, Inc. (b)	84,716	1,440,172
PHH Corp. (b)	240,647	3,417,187
Poage Bankshares, Inc.	6,654	121,436
Provident Bancorp, Inc. (b)	84,161	1,716,884
Provident Financial Holdings, Inc.	21,795	412,797
Provident Financial Services, Inc.	266,158	6,614,026
Prudential Bancorp, Inc. (a)	82,322	1,518,841
Radian Group, Inc. (a)	961,592	16,827,860
Riverview Bancorp, Inc.	146,681	1,177,848
Security National Financial Corp. Class A	38,708	228,377
SI Financial Group, Inc.	23,177	338,384
Southern Missouri Bancorp, Inc.	20,482	664,846
Territorial Bancorp, Inc.	30,643	926,338
TFS Financial Corp.	269,004	4,137,282
Timberland Bancorp, Inc. (a)	27,057	749,749
Trustco Bank Corp., New York	425,565	3,361,964
United Community Bancorp, Inc.	1,461	27,540
United Community Financial Corp.	251,020	2,281,772
United Financial Bancorp, Inc. New	220,063	3,811,491
Walker & Dunlop, Inc. (b)	129,353	6,233,521
Walter Investment Management Corp. (a)(b)	163,591	70,639
Washington Federal, Inc.	382,695	11,959,219
Waterstone Financial, Inc.	133,580	2,357,687
Westbury Bancorp, Inc. (b)	15,948	321,352
Westfield Financial, Inc.	126,385	1,257,531
WSFS Financial Corp.	122,998	5,498,011
		239,358,161

TOTAL FINANCIALS		3,328,260,930

HEALTH CARE - 11.5%
Biotechnology - 4.6%
Abeona Therapeutics, Inc. (a)(b)	112,297	1,476,706
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	15,594,545
Acceleron Pharma, Inc. (a)(b)	140,916	5,461,904
Achaogen, Inc. (a)(b)	136,730	2,562,320
Achillion Pharmaceuticals, Inc. (a)(b)	536,785	2,742,971
Acorda Therapeutics, Inc. (a)(b)	203,958	4,242,326
Actinium Pharmaceuticals, Inc. (a)(b)	152,593	93,082
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	1,289,548
ADMA Biologics, Inc. (a)(b)	17,353	59,868
Aduro Biotech, Inc. (a)(b)	132,877	1,614,456
Advaxis, Inc. (a)(b)	152,732	1,040,105
Adverum Biotechnologies, Inc. (b)	64,927	178,549
Aeglea BioTherapeutics, Inc. (b)	23,707	97,436
Aevi Genomic Medicine, Inc. (b)	125,878	159,865
Agenus, Inc. (a)(b)	343,477	1,267,430
Agios Pharmaceuticals, Inc. (a)(b)	190,140	12,028,256
Aimmune Therapeutics, Inc. (a)(b)	100,406	2,158,729
Akebia Therapeutics, Inc. (b)	172,813	2,892,890
Albireo Pharma, Inc. (b)	20,676	511,524
Alder Biopharmaceuticals, Inc. (b)	249,186	2,442,023
Aldeyra Therapeutics, Inc. (a)(b)	48,557	201,512
Alkermes PLC (a)(b)	689,906	35,033,427
Alnylam Pharmaceuticals, Inc. (a)(b)	360,805	30,931,813
Alpine Immune Sciences, Inc. (b)	17,943	157,001
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	2,544,946
Amicus Therapeutics, Inc. (a)(b)	706,239	9,844,972
AmpliPhi Biosciences Corp. (a)(b)	37,449	31,832
AnaptysBio, Inc.	32,787	917,052
Anavex Life Sciences Corp. (a)(b)	157,620	699,833
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	32,085
Applied Genetic Technologies Corp. (b)	47,677	219,314
Aptevo Therapeutics, Inc. (b)	62,747	83,454
AquaBounty Technologies, Inc. (a)(b)	3,959	28,584
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	1,206,172
ARCA Biopharma, Inc. (a)(b)	7,333	8,066
Ardelyx, Inc. (b)	75,570	389,186
Arena Pharmaceuticals, Inc. (b)	166,506	3,859,609
Argos Therapeutics, Inc. (a)(b)	95,222	18,978
ArQule, Inc. (b)	223,720	243,855
Array BioPharma, Inc. (a)(b)	764,318	7,398,598
Arrowhead Pharmaceuticals, Inc. (a)(b)	358,619	1,004,133
Asterias Biotherapeutics, Inc. (a)(b)	102,523	353,704
Atara Biotherapeutics, Inc. (a)(b)	88,733	1,397,545
Athersys, Inc. (a)(b)	484,446	847,781
aTyr Pharma, Inc. (a)(b)	94,162	287,194
Audentes Therapeutics, Inc. (b)	92,554	1,942,708
AVEO Pharmaceuticals, Inc. (a)(b)	400,127	1,360,432
Aviragen Therapeutics, Inc. (a)(b)	114,179	71,704
Bellicum Pharmaceuticals, Inc. (a)(b)	101,319	1,097,285
Biocept, Inc. (a)(b)	60,281	73,543
BioCryst Pharmaceuticals, Inc. (a)(b)	339,447	1,731,180
Biohaven Pharmaceutical Holding Co. Ltd. (a)	80,208	2,867,436
BioMarin Pharmaceutical, Inc. (b)	769,205	69,374,599
Bioptix, Inc. (b)	15,089	59,752
Biospecifics Technologies Corp. (b)	20,059	945,782
Biostage, Inc. (a)(b)	22,493	7,009
BioTime, Inc. (a)(b)	571,875	1,675,594
Bioverativ, Inc.	485,399	27,517,269
bluebird bio, Inc. (a)(b)	199,884	24,955,517
Blueprint Medicines Corp. (a)(b)	158,607	8,599,672
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	258,258
Calithera Biosciences, Inc. (b)	115,170	1,888,788
Cancer Genetics, Inc. (a)(b)	68,198	231,873
Capricor Therapeutics, Inc. (a)(b)	40,820	41,636
Cara Therapeutics, Inc. (a)(b)	115,679	1,657,680
CareDx, Inc. (a)(b)	37,353	106,830
Cascadian Therapeutics, Inc. (a)(b)	213,713	773,641
CASI Pharmaceuticals, Inc. (a)(b)	37,512	36,023
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	34,609
Catalyst Biosciences, Inc. (b)	1,432	4,797
Catalyst Pharmaceutical Partners, Inc. (b)	334,134	918,869
Cel-Sci Corp. (a)(b)	34,407	62,621
Celldex Therapeutics, Inc. (a)(b)	449,512	1,105,800
Cellectar Biosciences, Inc. (b)	4,485	7,355
Cellular Biomedicine Group, Inc. (a)(b)	29,329	288,891
Celsion Corp. (a)(b)	4,287	5,745
ChemoCentryx, Inc. (b)	96,267	668,093
Chiasma, Inc. (a)(b)	30,058	66,128
Chimerix, Inc. (b)	181,661	864,706
Cidara Therapeutics, Inc. (a)(b)	38,754	267,403
Cleveland Biolabs, Inc. (a)(b)	10,000	27,000
Clovis Oncology, Inc. (a)(b)	216,220	16,447,855
Coherus BioSciences, Inc. (a)(b)	149,050	2,153,773
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	705,268
Concert Pharmaceuticals, Inc. (b)	59,495	905,514
ContraFect Corp. (a)(b)	299,050	314,003
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	129,618	1,004,540
Corvus Pharmaceuticals, Inc. (a)(b)	34,606	559,579
CTI BioPharma Corp. (a)(b)	81,379	264,482
Curis, Inc. (b)	510,614	1,041,653
Cyclacel Pharmaceuticals, Inc. (a)	17,747	29,815
Cytokinetics, Inc. (a)(b)	224,644	3,335,963
CytomX Therapeutics, Inc. (a)(b)	99,639	1,721,762
Cytori Therapeutics, Inc. (a)(b)	155,538	55,994
CytRx Corp. (a)(b)	633,744	336,518
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	189,832
Dimension Therapeutics, Inc. (b)	78,948	268,423
Dyax Corp. rights 12/31/19 (b)(d)	559,523	1,846,426
Dynavax Technologies Corp. (a)(b)	240,272	4,312,882
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	1,963,178
Edge Therapeutics, Inc. (a)(b)	82,791	873,445
Editas Medicine, Inc. (a)(b)	100,034	2,111,718
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	160,127
Eleven Biotherapeutics, Inc. (a)(b)	33,461	36,138
Emergent BioSolutions, Inc. (a)(b)	154,700	5,774,951
Enanta Pharmaceuticals, Inc. (a)(b)	66,992	2,871,277
Epizyme, Inc. (a)(b)	175,728	3,048,881
Esperion Therapeutics, Inc. (a)(b)	87,171	4,307,991
Exact Sciences Corp. (a)(b)	523,030	21,909,727
Exelixis, Inc. (b)	1,037,416	30,334,044
Fate Therapeutics, Inc. (a)(b)	72,909	275,596
Fibrocell Science, Inc. (a)(b)	41,836	112,120
FibroGen, Inc. (b)	289,340	13,946,188
Five Prime Therapeutics, Inc. (a)(b)	136,056	4,615,020
Flexion Therapeutics, Inc. (a)(b)	105,320	2,706,724
Fortress Biotech, Inc. (a)(b)	160,408	761,938
Foundation Medicine, Inc. (a)(b)	61,037	2,459,791
Galectin Therapeutics, Inc. (a)(b)	122,625	210,915
Galena Biopharma, Inc. (a)(b)	36,479	13,132
Genocea Biosciences, Inc. (a)(b)	97,488	474,767
Genomic Health, Inc. (a)(b)	80,972	2,566,812
GenVec, Inc. rights (d)	14,247	0
Geron Corp. (a)(b)	680,058	1,475,726
Global Blood Therapeutics, Inc. (b)	145,920	4,435,968
GlycoMimetics, Inc. (a)(b)	93,899	1,145,568
GTx, Inc. (a)(b)	30,934	203,855
Halozyme Therapeutics, Inc. (a)(b)	565,304	7,354,605
Heat Biologics, Inc. (a)(b)	76,701	42,953
Hemispherx Biopharma, Inc. (a)(b)	63,934	23,208
Heron Therapeutics, Inc. (a)(b)	195,857	3,231,641
Histogenics Corp. (b)	270	497
iBio, Inc. (a)(b)	302,306	89,422
Idera Pharmaceuticals, Inc. (a)(b)	556,964	1,102,789
Ignyta, Inc. (a)(b)	184,424	2,120,876
Immucell Corp. (a)(b)	6,741	39,165
Immune Design Corp. (a)(b)	53,841	584,175
Immune Pharmaceuticals, Inc. (a)(b)	15,214	17,648
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	2,756
ImmunoGen, Inc. (a)(b)	386,875	3,234,275
Immunomedics, Inc. (a)(b)	441,967	5,586,463
Infinity Pharmaceuticals, Inc. (b)	177,419	168,903
Inotek Pharmaceuticals Corp. (a)(b)	72,423	73,871
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	2,197,384
Insmed, Inc. (b)	273,340	3,394,883
Insys Therapeutics, Inc. (a)(b)	118,023	1,078,730
Intellia Therapeutics, Inc. (a)(b)	29,836	627,451
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	9,084,502
Intrexon Corp. (a)(b)	268,982	5,307,015
Invitae Corp. (a)(b)	143,536	1,409,524
Ionis Pharmaceuticals, Inc. (a)(b)	553,332	29,669,662
Iovance Biotherapeutics, Inc. (b)	301,070	1,731,153
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	9,328,581
IsoRay, Inc. (a)(b)	212,731	112,747
Jounce Therapeutics, Inc. (a)	34,622	588,228
Juno Therapeutics, Inc. (a)(b)	337,015	13,908,609
Kadmon Holdings, Inc. (a)(b)	20,092	52,641
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	21,958
Karyopharm Therapeutics, Inc. (b)	127,520	1,303,254
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	3,371,259
Kindred Biosciences, Inc. (a)(b)	105,425	801,230
Kite Pharma, Inc. (a)(b)	223,812	39,836,298
Kura Oncology, Inc. (a)(b)	82,876	596,707
La Jolla Pharmaceutical Co. (a)(b)	71,395	2,438,139
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	3,133,632
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,450	10,625,332
General CVR (b)	26,087	261
Glucagon CVR (b)	26,087	2,478
rights (b)	26,087	115
TR Beta CVR (b)(d)	26,087	261
Loxo Oncology, Inc. (a)(b)	81,790	6,821,286
Macrogenics, Inc. (a)(b)	144,717	2,736,598
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	218,282
MannKind Corp. (a)(b)	248,623	514,650
Matinas BioPharma Holdings, Inc. (a)	314,745	402,874
MediciNova, Inc. (a)(b)	111,867	606,319
MEI Pharma, Inc. (b)	122,276	322,809
Merrimack Pharmaceuticals, Inc. (a)	499,691	679,580
MiMedx Group, Inc. (a)(b)	470,139	7,649,162
Minerva Neurosciences, Inc. (a)(b)	138,621	838,657
Mirati Therapeutics, Inc. (a)(b)	68,149	368,005
Molecular Templates, Inc. (a)(b)	23,057	132,808
Moleculin Biotech, Inc. (a)(b)	58,888	148,398
Momenta Pharmaceuticals, Inc. (b)	292,197	4,923,519
Myriad Genetics, Inc. (a)(b)	304,682	9,289,754
NanoViricides, Inc. (a)(b)	143,363	194,974
NantKwest, Inc. (a)(b)	102,796	640,419
Natera, Inc. (a)(b)	108,831	1,344,063
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	224,376
Neothetics, Inc. (a)(b)	19,486	6,705
Neuralstem, Inc. (a)(b)	67,699	80,562
Neurocrine Biosciences, Inc. (a)(b)	392,115	22,193,709
NewLink Genetics Corp. (a)(b)	101,635	825,276
Novavax, Inc. (a)(b)	1,386,707	1,456,042
Ohr Pharmaceutical, Inc. (a)(b)	106,178	81,247
OncoCyte Corp. (a)(b)	11,637	65,749
OncoGenex Pharmaceuticals, Inc. (a)(b)	8,144	28,585
OncoGenex Pharmaceuticals, Inc. rights (d)	89,591	1
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	396,427
Onconova Therapeutics, Inc. (a)(b)	3,480	5,638
OncoSec Medical, Inc. (a)(b)	52,231	48,053
Opexa Therapeutics, Inc. (a)(b)	35,198	30,182
OpGen, Inc. (a)(b)	41,093	10,972
Ophthotech Corp. (b)	123,408	382,565
Opko Health, Inc. (a)(b)	1,702,739	10,897,530
Oragenics, Inc. (b)	79,968	25,590
Organovo Holdings, Inc. (a)(b)	401,186	834,467
Otonomy, Inc. (b)	111,539	401,540
OvaScience, Inc. (a)(b)	154,817	216,744
Ovid Therapeutics, Inc. (a)	11,573	109,018
Palatin Technologies, Inc. (a)(b)	634,919	273,015
PDL BioPharma, Inc. (a)(b)	697,561	2,176,390
Peregrine Pharmaceuticals, Inc. (b)	149,057	462,077
Pfenex, Inc. (b)	65,771	237,433
PharmAthene, Inc.	24,817	62,539
Portola Pharmaceuticals, Inc. (b)	253,858	16,107,290
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	2,057,980
Protagonist Therapeutics, Inc. (a)	32,503	530,774
Proteon Therapeutics, Inc. (a)(b)	24,275	31,558
Proteostasis Therapeutics, Inc. (a)(b)	51,559	111,883
Prothena Corp. PLC (a)(b)	168,821	10,372,362
PTC Therapeutics, Inc. (a)(b)	148,089	3,072,847
Puma Biotechnology, Inc. (a)(b)	122,695	11,349,288
Radius Health, Inc. (a)(b)	172,567	6,493,696
Recro Pharma, Inc. (a)(b)	59,391	447,214
REGENXBIO, Inc. (a)(b)	122,384	2,784,236
Regulus Therapeutics, Inc. (a)(b)	368,835	368,835
Repligen Corp. (a)(b)	161,329	7,045,237
Retrophin, Inc. (a)(b)	156,492	3,818,405
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	250,122
Rigel Pharmaceuticals, Inc. (b)	535,297	1,365,007
RXi Pharmaceuticals Corp. (a)(b)	26,638	15,184
Sage Therapeutics, Inc. (a)(b)	137,807	11,334,626
Sangamo Therapeutics, Inc. (a)(b)	357,866	4,777,511
Sarepta Therapeutics, Inc. (a)(b)	254,120	10,238,495
Savara, Inc. (a)(b)	12,370	64,943
Seattle Genetics, Inc. (a)(b)	436,264	22,916,948
Selecta Biosciences, Inc. (a)(b)	26,257	468,687
Seres Therapeutics, Inc. (a)(b)	79,929	1,121,404
Soligenix, Inc. (a)(b)	20,298	43,032
Sorrento Therapeutics, Inc. (a)(b)	268,650	483,570
Spark Therapeutics, Inc. (a)(b)	134,174	11,046,545
Spectrum Pharmaceuticals, Inc. (a)(b)	318,369	3,107,281
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	595,795
Stemline Therapeutics, Inc. (a)(b)	87,233	789,459
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	101,673
Syndax Pharmaceuticals, Inc. (a)(b)	65,978	765,345
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	3,110,247
Synthetic Biologics, Inc. (a)(b)	314,451	238,983
Syros Pharmaceuticals, Inc. (a)(b)	40,973	801,842
T2 Biosystems, Inc. (a)(b)	68,463	286,860
Tenax Therapeutics, Inc. (a)(b)	74,064	25,211
TESARO, Inc. (a)(b)	154,098	19,900,216
TG Therapeutics, Inc. (a)(b)	220,299	2,797,797
Tocagen, Inc. (a)	42,397	589,742
TONIX Pharmaceuticals Holding (a)(b)	6,944	26,179
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	38,760
Trevena, Inc. (a)(b)	153,673	368,815
Trovagene, Inc. (a)(b)	105,483	69,619
Ultragenyx Pharmaceutical, Inc. (a)(b)	179,417	10,237,534
United Therapeutics Corp. (a)(b)	201,618	26,371,634
Vanda Pharmaceuticals, Inc. (b)	201,638	3,468,174
Veracyte, Inc. (b)	68,214	558,673
Verastem, Inc. (b)	127,456	497,078
Vericel Corp. (a)(b)	180,932	778,008
Versartis, Inc. (a)(b)	107,155	2,035,945
Vical, Inc. (a)(b)	29,955	70,694
Viking Therapeutics, Inc. (a)(b)	31,264	32,515
VistaGen Therapeutics, Inc. (a)(b)	30,097	52,971
Vital Therapies, Inc. (a)(b)	127,425	382,275
Voyager Therapeutics, Inc. (b)	22,537	217,257
vTv Therapeutics, Inc. Class A (b)	25,196	136,814
Xbiotech, Inc. (a)(b)	79,667	407,895
Xencor, Inc. (a)(b)	161,866	3,499,543
XOMA Corp. (a)(b)	33,875	375,674
Zafgen, Inc. (b)	77,644	280,295
ZIOPHARM Oncology, Inc. (a)(b)	555,942	3,552,469
		910,488,107
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	98,681	4,561,036
Abiomed, Inc. (b)	181,743	27,406,844
Accuray, Inc. (a)(b)	386,365	1,603,415
Aethlon Medical, Inc. (a)(b)	20,809	28,508
Akers Biosciences, Inc. (a)(b)	12,000	11,220
Alere, Inc. (b)	387,359	19,158,776
Allied Healthcare Products, Inc. (b)	2,477	5,747
Alliqua Biomedical, Inc. (a)(b)	63,749	21,050
Alphatec Holdings, Inc. (a)(b)	44,081	89,044
Amedica Corp. (a)(b)	45,747	15,051
Analogic Corp. (a)	56,318	4,029,553
Angiodynamics, Inc. (b)	163,379	2,782,344
Anika Therapeutics, Inc. (a)(b)	64,722	3,475,571
Antares Pharma, Inc. (a)(b)	652,628	1,964,410
Apollo Endosurgery, Inc. (b)	813	3,366
Atossa Genetics, Inc. (b)	5,394	2,314
Atricure, Inc. (a)(b)	137,373	3,081,276
Atrion Corp.	6,263	3,896,525
Avinger, Inc. (a)(b)	84,296	25,289
AxoGen, Inc. (b)	116,552	2,051,315
Bellerophon Therapeutics, Inc. (a)(b)	109,948	120,943
BioLase Technology, Inc. (a)(b)	142,344	72,482
BioLife Solutions, Inc. (a)(b)	69,384	328,880
Bovie Medical Corp. (b)	92,879	221,052
Cantel Medical Corp. (a)	161,364	13,110,825
Cardiovascular Systems, Inc. (b)	142,913	4,197,355
CAS Medical Systems, Inc. (a)(b)	6,117	5,383
Cerus Corp. (a)(b)	442,280	1,039,358
Cesca Therapeutics, Inc. (b)	3,165	10,761
Chembio Diagnostics, Inc. (a)(b)	41,523	253,290
Chf Solutions, Inc. (b)	1,359	924
Cogentix Medical, Inc. (b)	158,919	365,514
ConforMis, Inc. (a)(b)	157,069	581,155
CONMED Corp.	112,423	5,576,181
Corindus Vascular Robotics, Inc. (a)(b)	396,954	758,182
Cryolife, Inc. (b)	121,962	2,536,810
CryoPort, Inc. (b)	70,439	540,972
Cutera, Inc. (b)	61,354	2,279,301
CytoSorbents Corp. (a)(b)	88,558	456,074
Dare Bioscience, Inc. (a)(b)	4,896	16,304
Delcath Systems, Inc. (a)(b)	1,901,997	210,361
DexCom, Inc. (a)(b)	386,297	28,821,619
Dextera Surgical, Inc. (a)(b)	25,108	8,964
Dynatronics Corp. (b)	3,425	8,391
Ekso Bionics Holdings, Inc. (a)(b)	110,747	139,541
Electromed, Inc. (b)	18,483	131,044
Endologix, Inc. (a)(b)	367,188	1,553,205
Entellus Medical, Inc. (a)(b)	52,720	933,144
EnteroMedics, Inc. (a)(b)	13,716	25,923
Exactech, Inc. (b)	45,189	1,380,524
Fonar Corp. (a)(b)	28,662	848,395
Genmark Diagnostics, Inc. (b)	243,937	2,375,946
Glaukos Corp. (a)(b)	52,451	1,980,025
Globus Medical, Inc. (a)(b)	332,565	10,053,440
Haemonetics Corp. (a)(b)	231,066	9,940,459
Halyard Health, Inc. (a)(b)	208,542	9,444,867
Heska Corp. (b)	28,264	2,875,014
Hill-Rom Holdings, Inc.	268,873	20,692,466
ICU Medical, Inc. (b)	65,426	11,407,023
Inogen, Inc. (a)(b)	70,478	6,751,792
InspireMD, Inc. (a)(b)	394	130
Insulet Corp. (a)(b)	260,638	15,132,642
Integer Holdings Corp. (b)	124,964	5,742,096
Integra LifeSciences Holdings Corp. (a)(b)	276,450	14,096,186
Invacare Corp. (a)	140,919	1,902,407
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	140,585
Invuity, Inc. (a)(b)	46,878	375,024
IRadimed Corp. (a)(b)	17,654	178,305
iRhythm Technologies, Inc. (a)	30,762	1,468,578
Iridex Corp. (a)(b)	27,981	249,031
K2M Group Holdings, Inc. (b)	156,379	3,656,141
Kewaunee Scientific Corp.	5,250	135,188
Lantheus Holdings, Inc. (b)	130,409	2,282,158
LeMaitre Vascular, Inc.	55,211	2,009,680
LivaNova PLC (a)(b)	192,615	12,053,847
Masimo Corp. (b)	201,948	17,040,372
Meridian Bioscience, Inc.	201,601	2,802,254
Merit Medical Systems, Inc. (a)(b)	223,509	9,230,922
MGC Diagnostics Corp.	3,151	24,483
Microbot Medical, Inc. (a)(b)	30,945	31,873
Milestone Scientific, Inc. (b)	45,410	59,033
Misonix, Inc. (a)(b)	18,363	179,957
Natus Medical, Inc. (a)(b)	144,748	4,863,533
Neogen Corp. (b)	169,897	11,705,903
NeuroMetrix, Inc. (a)(b)	842	1,718
Nevro Corp. (a)(b)	102,337	8,819,403
NuVasive, Inc. (a)(b)	227,718	14,227,821
Nuvectra Corp. (b)	35,935	387,739
NxStage Medical, Inc. (b)	265,053	7,421,484
OraSure Technologies, Inc. (b)	251,081	5,124,563
Orthofix International NV (b)	79,952	3,934,438
Penumbra, Inc. (a)(b)	122,516	10,536,376
Presbia PLC (a)(b)	14,898	44,545
Pulse Biosciences, Inc. (a)(b)	23,721	475,132
Quidel Corp. (b)	128,607	4,493,529
Retractable Technologies, Inc. (a)(b)	36,514	23,223
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,281,462
Roka Bioscience, Inc. (b)	1,791	1,748
RTI Biologics, Inc. (b)	250,898	1,129,041
Seaspine Holdings Corp. (b)	41,314	466,848
Second Sight Medical Products, Inc. (a)(b)	63,760	72,049
Sientra, Inc. (a)(b)	58,832	674,215
Skyline Medical, Inc. (a)(b)	27,737	38,832
Staar Surgical Co. (a)(b)	117,470	1,403,767
Steris PLC	371,678	32,395,454
STRATA Skin Sciences, Inc. (a)(b)	2,348	4,391
SurModics, Inc. (b)	57,901	1,505,426
Synergetics U.S.A., Inc. (b)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	20,528	674,961
Tandem Diabetes Care, Inc. (a)(b)	144,184	121,115
TearLab Corp. (a)(b)	24,963	33,700
Teleflex, Inc.	202,441	42,866,882
TransEnterix, Inc. (a)(b)	382,121	328,624
Utah Medical Products, Inc.	15,694	1,132,322
Vermillion, Inc. (a)(b)	65,547	83,245
ViewRay, Inc. (a)(b)	133,734	703,441
Viveve Medical, Inc. (a)(b)	46,102	261,398
VolitionRx Ltd. (a)(b)	100,890	298,634
West Pharmaceutical Services, Inc.	326,008	28,375,736
Wright Medical Group NV (a)(b)	478,379	14,160,018
Zosano Pharma Corp. (a)(b)	133,854	112,437
		505,242,589
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	40,868	379,664
Acadia Healthcare Co., Inc. (a)(b)	344,046	16,149,519
Aceto Corp.	135,992	1,442,875
Adcare Health Systems, Inc. (a)(b)	40,556	38,528
Addus HomeCare Corp. (b)	31,856	1,084,697
Almost Family, Inc. (b)	53,272	2,594,346
Amedisys, Inc. (b)	131,554	6,872,381
American Renal Associates Holdings, Inc. (a)(b)	50,577	724,768
American Shared Hospital Services (b)	115	334
AMN Healthcare Services, Inc. (a)(b)	214,341	8,005,636
BioScrip, Inc. (a)(b)	530,489	1,607,382
BioTelemetry, Inc. (a)(b)	133,878	4,973,568
Brookdale Senior Living, Inc. (b)	854,931	10,370,313
Caladrius Biosciences, Inc. (a)(b)	17,378	69,686
Capital Senior Living Corp. (a)(b)	114,940	1,428,704
Chemed Corp. (a)	71,443	14,094,989
Civitas Solutions, Inc. (a)(b)	72,322	1,381,350
Community Health Systems, Inc. (a)(b)	505,186	3,859,621
Corvel Corp. (b)	44,212	2,294,603
Cross Country Healthcare, Inc. (b)	142,947	1,769,684
Digirad Corp.	52,208	185,338
Diplomat Pharmacy, Inc. (a)(b)	190,823	3,196,285
Diversicare Healthcare Services, Inc.	13,755	130,810
Five Star Sr Living, Inc. (b)	200,855	326,389
Genesis HealthCare, Inc. Class A (a)(b)	122,459	127,357
HealthEquity, Inc. (b)	197,508	8,447,417
HealthSouth Corp.	435,709	19,933,687
InfuSystems Holdings, Inc. (b)	46,642	88,620
Innovative Industrial Properties, Inc. (a)	3,026	51,684
Interpace Diagnostics Group, Inc. (a)(b)	26,246	34,382
Kindred Healthcare, Inc.	383,129	3,103,345
Landauer, Inc.	43,381	2,691,791
LHC Group, Inc. (b)	65,956	4,303,629
LifePoint Hospitals, Inc. (a)(b)	183,768	10,649,356
Magellan Health Services, Inc. (b)	103,219	8,350,417
MEDNAX, Inc. (b)	415,985	18,656,927
Molina Healthcare, Inc. (a)(b)	186,222	11,918,208
National Healthcare Corp.	53,157	3,313,807
National Research Corp. Class A	29,921	966,448
Owens & Minor, Inc.	279,804	7,817,724
PharMerica Corp. (b)	140,004	4,116,118
Premier, Inc. (a)(b)	231,650	7,760,275
Providence Service Corp. (b)	55,715	2,887,708
Psychemedics Corp.	24,573	519,473
Quorum Health Corp. (b)	123,157	539,428
R1 RCM, Inc. (a)(b)	331,964	1,095,481
RadNet, Inc. (b)	138,775	1,422,444
Select Medical Holdings Corp. (a)(b)	473,830	8,813,238
Sharps Compliance Corp. (a)(b)	38,932	192,713
SunLink Health Systems, Inc. (b)	19,190	28,785
Surgery Partners, Inc. (b)	85,904	837,564
Teladoc, Inc. (a)(b)	169,112	5,673,708
Tenet Healthcare Corp. (a)(b)	349,778	6,005,688
The Ensign Group, Inc. (a)	210,263	4,318,802
Tivity Health, Inc. (a)(b)	145,588	5,707,050
Triple-S Management Corp. (a)(b)	101,083	2,497,761
U.S. Physical Therapy, Inc.	56,068	3,358,473
VCA, Inc. (b)	350,488	32,581,364
Wellcare Health Plans, Inc. (b)	198,112	34,606,204
		306,398,546
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	797,527	10,479,505
Arrhythmia Research Technology, Inc. (b)	9,913	36,083
athenahealth, Inc. (a)(b)	176,539	24,879,641
Castlight Health, Inc. Class B (a)(b)	202,967	791,571
Computer Programs & Systems, Inc. (a)	49,251	1,482,455
Connecture, Inc. (a)(b)	29,490	19,758
Evolent Health, Inc. (a)(b)	269,471	4,500,166
HealthStream, Inc. (a)(b)	115,141	2,704,662
HMS Holdings Corp. (b)	371,818	6,588,615
HTG Molecular Diagnostics (a)(b)	19,859	32,966
iCAD, Inc. (b)	51,129	202,471
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,908,606
Medidata Solutions, Inc. (b)	246,683	18,491,358
Omnicell, Inc. (b)	163,472	8,386,114
Quality Systems, Inc. (b)	196,746	3,098,750
Simulations Plus, Inc.	44,648	647,396
Streamline Health Solutions, Inc. (b)	74,551	97,662
Tabula Rasa HealthCare, Inc.	21,610	491,195
Veeva Systems, Inc. Class A (a)(b)	469,609	27,941,736
Vocera Communications, Inc. (b)	115,619	3,219,989
		118,000,699
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,626,048
Albany Molecular Research, Inc. (a)(b)	96,920	2,107,041
Bio-Rad Laboratories, Inc. Class A (a)(b)	93,959	20,466,149
Bio-Techne Corp.	166,067	20,555,773
Bioanalytical Systems, Inc. (b)	4,687	7,171
Bruker Corp.	464,594	13,515,039
Cambrex Corp. (b)	141,044	7,348,392
Charles River Laboratories International, Inc. (b)	211,597	23,021,754
ChromaDex, Inc. (a)(b)	94,205	316,529
CombiMatrix Corp. (b)	922	6,961
Enzo Biochem, Inc. (b)	184,150	2,071,688
Fluidigm Corp. (a)(b)	119,521	546,211
Harvard Bioscience, Inc. (b)	111,418	345,396
INC Research Holdings, Inc. Class A (a)(b)	242,252	14,220,192
Luminex Corp. (a)	173,959	3,362,627
Medpace Holdings, Inc. (a)	29,956	977,764
Nanostring Technologies, Inc. (b)	75,121	1,160,619
NeoGenomics, Inc. (a)(b)	214,850	2,172,134
Pacific Biosciences of California, Inc. (a)(b)	415,712	2,057,774
PAREXEL International Corp. (b)	221,017	19,425,184
PRA Health Sciences, Inc. (b)	217,459	16,831,327
pSivida Corp. (a)(b)	97,016	117,389
VWR Corp. (b)	369,017	12,184,941
		165,444,103
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	417,308
Aclaris Therapeutics, Inc. (b)	104,312	2,704,810
Adamis Pharmaceuticals Corp. (a)(b)	97,382	530,732
Aerie Pharmaceuticals, Inc. (a)(b)	157,930	9,057,286
Agile Therapeutics, Inc. (a)(b)	73,763	253,745
Akorn, Inc. (b)	378,868	12,464,757
Alimera Sciences, Inc. (b)	102,415	142,357
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,538,882
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	97,087
ANI Pharmaceuticals, Inc. (b)	33,859	1,625,232
ANI Pharmaceuticals, Inc. rights (b)(d)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	29,827
Aradigm Corp. (a)(b)	6,822	9,141
Aratana Therapeutics, Inc. (a)(b)	155,922	890,315
Assembly Biosciences, Inc. (a)(b)	65,478	1,775,109
AstraZeneca PLC rights (b)(d)	21,542	0
Avexis, Inc. (a)(b)	102,106	9,531,595
Axsome Therapeutics, Inc. (a)(b)	61,057	311,391
Bio Path Holdings, Inc. (a)(b)	346,086	95,174
Biodelivery Sciences International, Inc. (a)(b)	266,001	824,603
BioPharmX Corp. (a)(b)	259,103	79,286
Catalent, Inc. (b)	548,701	22,655,864
Cempra, Inc. (a)(b)	210,034	640,604
Clearside Biomedical, Inc. (a)(b)	56,066	391,901
Collegium Pharmaceutical, Inc. (a)(b)	84,457	847,948
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	111,839
Corcept Therapeutics, Inc. (a)(b)	367,098	6,119,524
Corium International, Inc. (a)(b)	92,370	789,764
CorMedix, Inc. (a)(b)	246,421	121,978
Cumberland Pharmaceuticals, Inc. (b)	33,632	235,760
CymaBay Therapeutics, Inc. (b)	169,517	1,057,786
DepoMed, Inc. (a)(b)	279,603	1,699,986
Dermira, Inc. (a)(b)	135,493	3,196,280
Durect Corp. (a)(b)	600,826	955,313
Egalet Corp. (a)(b)	55,293	66,905
Endo International PLC (a)(b)	860,309	7,562,116
Endocyte, Inc. (a)(b)	136,613	185,794
Evoke Pharma, Inc. (a)(b)	15,864	39,977
Flex Pharma, Inc. (b)	43,126	169,485
Gemphire Therapeutics, Inc. (a)	23,191	223,561
Horizon Pharma PLC (a)(b)	727,591	9,953,445
Impax Laboratories, Inc. (a)(b)	325,117	7,038,783
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	87,829
Innoviva, Inc. (a)(b)	359,646	5,049,430
Intersect ENT, Inc. (a)(b)	111,651	3,450,016
Intra-Cellular Therapies, Inc. (a)(b)	150,680	2,780,046
Jaguar Health, Inc. (a)(b)	27,742	10,359
Jazz Pharmaceuticals PLC (b)	268,581	40,115,258
Juniper Pharmaceuticals, Inc. (b)	42,963	199,778
KemPharm, Inc. (a)(b)	54,249	165,459
Lannett Co., Inc. (a)(b)	132,787	2,330,412
Lipocine, Inc. (a)(b)	73,787	278,915
Mallinckrodt PLC (a)(b)	450,015	18,486,616
Marinus Pharmaceuticals, Inc. (a)(b)	87,400	267,444
MyoKardia, Inc. (b)	87,793	3,805,827
Nektar Therapeutics (a)(b)	702,424	14,771,977
Neos Therapeutics, Inc. (a)(b)	97,688	815,695
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	25,045
Novan, Inc. (a)	36,199	182,805
Novus Therapeutics, Inc. (a)(b)	3,220	12,751
Ocera Therapeutics, Inc. (a)(b)	41,015	38,144
Ocular Therapeutix, Inc. (a)(b)	99,153	620,698
Omeros Corp. (a)(b)	194,237	3,976,031
Orexigen Therapeutics, Inc. (a)(b)	43,174	98,005
Pacira Pharmaceuticals, Inc. (a)(b)	185,742	7,076,770
Pain Therapeutics, Inc. (a)(b)	20,714	66,492
Paratek Pharmaceuticals, Inc. (a)(b)	89,723	2,530,189
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	93,351
Phibro Animal Health Corp. Class A	88,806	3,152,613
Plx Pharma PLC/New (a)(b)	4,428	27,896
Prestige Brands Holdings, Inc. (a)(b)	233,489	11,840,227
Pulmatrix, Inc. (a)(b)	31,769	54,643
Reata Pharmaceuticals, Inc. (a)(b)	43,792	1,324,708
Repros Therapeutics, Inc. (a)(b)	95,900	28,367
Revance Therapeutics, Inc. (a)(b)	97,298	2,388,666
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	16,889
SciClone Pharmaceuticals, Inc. (b)	218,960	2,408,560
SCYNEXIS, Inc. (a)(b)	102,549	196,894
Sonoma Pharmaceuticals, Inc. (a)(b)	13,177	73,132
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	124,734	1,465,625
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	10,263,780
Teligent, Inc. (a)(b)	188,677	1,303,758
Tetraphase Pharmaceuticals, Inc. (a)(b)	225,292	1,572,538
The Medicines Company (a)(b)	315,572	11,578,337
TherapeuticsMD, Inc. (a)(b)	746,255	4,477,530
Theravance Biopharma, Inc. (a)(b)	173,244	5,659,881
Titan Pharmaceuticals, Inc. (a)(b)	68,182	102,273
VIVUS, Inc. (a)(b)	380,623	338,983
WAVE Life Sciences (a)(b)	61,241	1,439,164
Zogenix, Inc. (a)(b)	109,963	1,303,062
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	286,449
		276,082,568

TOTAL HEALTH CARE		2,281,656,612

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	143,570	5,177,134
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	9,909,991
AeroVironment, Inc. (a)(b)	92,122	4,515,820
Air Industries Group, Inc. (b)	217	293
Arotech Corp. (a)(b)	107,505	354,767
Astronics Corp. (a)(b)	86,881	2,284,101
Astronics Corp. Class B (a)	7,288	190,946
Astrotech Corp. (b)	39,511	28,843
Axon Enterprise, Inc. (a)(b)	237,339	5,152,630
BWX Technologies, Inc.	434,849	23,794,937
CPI Aerostructures, Inc. (b)	20,017	174,148
Cubic Corp.	108,530	4,661,364
Curtiss-Wright Corp.	200,716	19,433,323
DigitalGlobe, Inc. (a)(b)	270,177	9,294,089
Ducommun, Inc. (b)	49,143	1,351,433
Engility Holdings, Inc. (b)	78,098	2,426,505
Esterline Technologies Corp. (b)	133,161	11,371,949
HEICO Corp. (a)	117,423	10,071,371
HEICO Corp. Class A	200,680	14,579,402
Hexcel Corp.	401,227	21,573,976
Huntington Ingalls Industries, Inc.	203,232	43,483,519
Innovative Solutions & Support, Inc. (b)	34,266	118,218
KEYW Holding Corp. (a)(b)	187,901	1,343,492
KLX, Inc. (b)	232,402	11,141,352
Kratos Defense & Security Solutions, Inc. (a)(b)	316,334	4,232,549
Mercury Systems, Inc. (b)	216,006	10,422,290
Micronet Enertec Technologies, Inc. (b)	8,571	6,883
Moog, Inc. Class A (b)	144,025	11,055,359
National Presto Industries, Inc. (a)	22,481	2,239,108
Orbital ATK, Inc.	258,902	28,888,285
SIFCO Industries, Inc. (b)	8,947	49,209
Sparton Corp. (b)	38,996	903,537
Spirit AeroSystems Holdings, Inc. Class A	532,926	39,702,987
Teledyne Technologies, Inc. (b)	156,637	23,504,948
Triumph Group, Inc.	220,034	5,786,894
Vectrus, Inc. (b)	47,874	1,368,239
Wesco Aircraft Holdings, Inc. (b)	267,984	2,251,066
		332,844,957
Air Freight& Logistics - 0.3%
Air T, Inc. (b)	1,113	18,309
Air Transport Services Group, Inc. (b)	236,478	5,429,535
Atlas Air Worldwide Holdings, Inc. (a)(b)	110,896	7,407,853
Echo Global Logistics, Inc. (a)(b)	127,579	1,939,201
Forward Air Corp.	135,469	7,040,324
Hub Group, Inc. Class A (b)	154,089	5,924,722
Radiant Logistics, Inc. (b)	144,096	727,685
XPO Logistics, Inc. (a)(b)	381,007	23,317,628
		51,805,257
Airlines - 0.3%
Allegiant Travel Co. (a)	57,825	6,823,350
Hawaiian Holdings, Inc. (b)	235,963	10,111,015
JetBlue Airways Corp. (b)	1,472,067	29,161,647
SkyWest, Inc. (a)	229,350	7,958,445
Spirit Airlines, Inc. (b)	308,675	10,510,384
		64,564,841
Building Products - 1.0%
AAON, Inc. (a)	174,071	5,674,715
Advanced Drain Systems, Inc. Del	158,188	3,076,757
American Woodmark Corp. (b)	63,037	5,219,464
Apogee Enterprises, Inc. (a)	129,908	5,676,980
Armstrong World Industries, Inc. (a)(b)	218,003	10,355,143
Builders FirstSource, Inc. (a)(b)	438,206	7,133,994
Continental Building Products, Inc. (a)(b)	175,679	4,277,784
CSW Industrials, Inc. (b)	69,908	2,925,650
GCP Applied Technologies, Inc. (a)(b)	323,986	9,152,605
Gibraltar Industries, Inc. (a)(b)	140,820	4,118,985
GMS, Inc. (b)	133,191	4,286,086
Griffon Corp.	137,012	2,541,573
Insteel Industries, Inc.	77,676	1,947,337
Jeld-Wen Holding, Inc.	173,325	5,289,879
Lennox International, Inc. (a)	168,062	27,852,915
Masonite International Corp. (a)(b)	130,738	8,275,715
NCI Building Systems, Inc. (b)	175,187	2,943,142
Owens Corning	498,872	36,981,381
Patrick Industries, Inc. (b)	70,801	5,239,274
PGT, Inc. (a)(b)	222,722	2,939,930
Ply Gem Holdings, Inc. (b)	97,641	1,518,318
Quanex Building Products Corp.	151,050	2,960,580
Simpson Manufacturing Co. Ltd. (a)	185,364	8,115,236
Tecogen, Inc. New (a)(b)	6,158	18,474
Trex Co., Inc. (b)	128,907	9,796,932
Universal Forest Products, Inc.	94,515	8,242,653
USG Corp. (a)(b)	398,293	11,948,790
		198,510,292
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,990,427
ACCO Brands Corp. (b)	492,892	5,397,167
Acme United Corp.	1,357	32,351
ADS Waste Holdings, Inc.	179,339	4,275,442
Amrep Corp. (b)	2,745	18,831
Aqua Metals, Inc. (a)(b)	65,324	484,051
ARC Document Solutions, Inc. (b)	152,363	537,841
Avalon Holdings Corp. Class A (b)	128	246
Brady Corp. Class A	217,590	7,256,627
Casella Waste Systems, Inc. Class A (b)	167,872	2,821,928
CECO Environmental Corp.	121,214	905,469
Cemtrex, Inc. (a)	35,054	102,358
Cenveo, Inc. (a)(b)	27,357	103,409
Clean Harbors, Inc. (a)(b)	236,919	12,814,949
Command Security Corp. (b)	4,127	11,968
CompX International, Inc. Class A	729	10,971
Copart, Inc. (a)(b)	905,964	29,615,963
Covanta Holding Corp. (a)	578,029	8,294,716
Deluxe Corp.	219,912	15,250,897
Ecology & Environment, Inc. Class A	5,634	66,763
Ennis, Inc.	117,199	2,238,501
Essendant, Inc.	162,977	1,932,907
Fuel Tech, Inc. (a)(b)	72,552	65,514
Healthcare Services Group, Inc.	321,337	16,452,454
Heritage-Crystal Clean, Inc. (b)	68,983	1,345,169
Herman Miller, Inc.	274,491	9,236,622
HNI Corp. (a)	197,609	7,242,370
Hudson Technologies, Inc. (a)(b)	168,025	1,495,423
Industrial Services of America, Inc. (a)(b)	12,843	25,044
InnerWorkings, Inc. (a)(b)	175,021	1,832,470
Interface, Inc. (a)	279,580	5,312,020
Intersections, Inc. (a)(b)	42,827	150,323
KAR Auction Services, Inc. (a)	618,392	27,883,295
Kimball International, Inc. Class B	162,059	2,748,521
Knoll, Inc.	222,691	4,019,573
LSC Communications, Inc.	153,886	2,479,103
Matthews International Corp. Class A	146,544	8,829,276
McGrath RentCorp.	106,286	4,290,766
Mobile Mini, Inc. (a)	195,778	5,922,285
Msa Safety, Inc.	143,147	10,429,690
Multi-Color Corp. (a)	59,263	4,729,187
NL Industries, Inc. (b)	19,361	146,176
Odyssey Marine Exploration, Inc. (a)(b)	21,390	79,357
Performant Financial Corp. (b)	101,625	178,860
Perma-Fix Environmental Services, Inc. (b)	24,334	86,386
Pitney Bowes, Inc.	833,969	10,716,502
Quad/Graphics, Inc.	135,690	2,586,251
Quest Resource Holding Corp. (a)(b)	36,362	50,180
R.R. Donnelley & Sons Co.	314,030	2,898,497
Rollins, Inc. (a)	424,489	18,851,556
SP Plus Corp. (b)	98,466	3,633,395
Steelcase, Inc. Class A	394,969	5,213,591
Team, Inc. (a)(b)	135,303	1,670,992
Tetra Tech, Inc.	260,091	11,079,877
The Brink's Co.	199,596	15,658,306
U.S. Ecology, Inc.	96,736	4,972,230
UniFirst Corp.	69,592	9,993,411
Versar, Inc. (b)	11,390	8,998
Viad Corp.	92,139	5,063,038
Virco Manufacturing Co. (b)	17,110	88,972
VSE Corp.	32,483	1,693,988
West Corp.	211,662	4,946,541
		317,269,991
Construction & Engineering - 0.7%
AECOM (a)(b)	706,124	23,655,154
Aegion Corp. (a)(b)	149,994	3,250,370
Ameresco, Inc. Class A (b)	69,482	503,745
Argan, Inc. (a)	59,650	3,778,828
Chicago Bridge & Iron Co. NV (a)	437,751	5,401,847
Comfort Systems U.S.A., Inc.	162,547	5,534,725
Dycom Industries, Inc. (a)(b)	136,274	10,994,586
EMCOR Group, Inc.	259,494	17,136,984
Goldfield Corp.	101,619	452,205
Granite Construction, Inc. (a)	173,385	9,576,054
Great Lakes Dredge & Dock Corp. (b)	250,064	1,012,759
HC2 Holdings, Inc. (b)	149,409	681,305
Ies Holdings, Inc. (a)(b)	36,498	602,217
KBR, Inc.	624,322	10,157,719
Keane Group, Inc. (a)	127,298	1,648,509
Layne Christensen Co. (a)(b)	82,090	881,647
MasTec, Inc. (a)(b)	289,826	11,824,901
MYR Group, Inc. (b)	77,211	1,992,816
Northwest Pipe Co. (a)(b)	42,043	771,069
NV5 Holdings, Inc. (a)(b)	35,335	1,704,914
Orion Group Holdings, Inc. (b)	118,649	716,640
Primoris Services Corp.	176,834	5,059,221
Sterling Construction Co., Inc. (b)	109,184	1,286,188
Tutor Perini Corp. (a)(b)	176,871	4,625,177
Valmont Industries, Inc.	102,456	14,707,559
		137,957,139
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	28,596	723,193
American Electric Technologies, Inc. (b)	11,601	17,982
American Superconductor Corp. (a)(b)	66,860	259,417
AZZ, Inc. (a)	113,590	5,554,551
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	467,070
Broadwind Energy, Inc. (b)	61,516	210,385
Capstone Turbine Corp. (a)(b)	61,006	39,105
Digital Power Corp. (a)(b)	4,632	2,307
Encore Wire Corp.	89,061	3,820,717
Energous Corp. (a)(b)	80,549	764,410
Energy Focus, Inc. (a)(b)	31,432	56,263
EnerSys	196,436	12,591,548
Enphase Energy, Inc. (a)(b)	219,384	201,833
EnSync, Inc. (a)(b)	116,581	45,467
Espey Manufacturing & Electronics Corp.	5,358	121,305
FuelCell Energy, Inc. (a)(b)	207,717	319,884
Generac Holdings, Inc. (a)(b)	277,773	11,216,474
General Cable Corp.	226,028	3,831,175
Hubbell, Inc. Class B	225,346	25,416,775
Ideal Power, Inc. (a)(b)	18,012	43,769
LSI Industries, Inc.	102,850	585,217
Ocean Power Technologies, Inc. (a)(b)	5,215	6,362
Orion Energy Systems, Inc. (a)(b)	83,634	77,069
Plug Power, Inc. (a)(b)	1,337,613	2,862,492
Polar Power, Inc. (a)	7,315	34,015
Powell Industries, Inc.	39,054	1,111,867
Preformed Line Products Co.	10,541	550,767
Real Goods Solar, Inc. (a)(b)	43,365	34,042
Regal Beloit Corp.	197,964	14,926,486
Revolution Lighting Technologies, Inc. (a)(b)	38,380	284,396
Sensata Technologies Holding BV (a)(b)	754,485	33,695,300
Sunrun, Inc. (a)(b)	291,244	1,951,335
Sunworks, Inc. (a)(b)	47,552	72,755
Thermon Group Holdings, Inc. (a)(b)	144,076	2,380,136
TPI Composites, Inc. (b)	67,536	1,373,682
Ultralife Corp. (b)	43,594	283,361
Vicor Corp. (b)	66,375	1,290,994
Vivint Solar, Inc. (a)(b)	111,777	530,941
		127,754,847
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	284,352	26,925,291
ITT, Inc.	388,056	15,661,940
Raven Industries, Inc.	161,156	4,512,368
		47,099,599
Machinery - 3.7%
Actuant Corp. Class A (a)	270,996	6,517,454
AGCO Corp. (a)	291,318	19,940,717
Alamo Group, Inc.	54,346	4,986,789
Albany International Corp. Class A (a)	129,645	6,948,972
Allison Transmission Holdings, Inc. (a)	667,252	23,173,662
Altra Industrial Motion Corp.	139,829	6,439,125
American Railcar Industries, Inc. (a)	34,464	1,240,704
ARC Group Worldwide, Inc. (b)	25,827	63,276
Art's-Way Manufacturing Co., Inc. (b)	9,831	20,645
Astec Industries, Inc.	88,018	4,372,734
Barnes Group, Inc.	219,896	13,747,898
Blue Bird Corp. (b)	36,609	666,284
Briggs & Stratton Corp.	195,366	4,090,964
Chart Industries, Inc. (b)	134,764	4,546,937
Chicago Rivet & Machine Co.	772	21,122
CIRCOR International, Inc.	73,485	3,528,750
Colfax Corp. (b)	436,120	17,392,466
Columbus McKinnon Corp. (NY Shares)	93,121	3,075,787
Commercial Vehicle Group, Inc. (b)	112,254	666,789
Crane Co.	225,922	16,770,190
Dmc Global, Inc.	55,020	712,509
Donaldson Co., Inc. (a)	591,409	27,944,075
Douglas Dynamics, Inc.	103,727	3,620,072
Eastern Co. (a)	27,488	718,811
Energy Recovery, Inc. (a)(b)	131,400	854,100
EnPro Industries, Inc.	95,977	6,763,499
ESCO Technologies, Inc. (a)	113,837	6,198,425
ExOne Co. (a)(b)	41,005	331,730
Federal Signal Corp.	258,672	4,834,580
Franklin Electric Co., Inc.	171,998	6,630,523
FreightCar America, Inc.	54,073	981,966
Gardner Denver Holdings, Inc. (a)	190,573	4,476,560
Gencor Industries, Inc. (b)	30,519	469,993
Global Brass & Copper Holdings, Inc.	97,132	2,899,390
Gorman-Rupp Co.	73,596	2,240,262
Graco, Inc.	245,098	28,311,270
Graham Corp.	37,894	759,017
Greenbrier Companies, Inc. (a)	126,722	5,436,374
Hardinge, Inc.	38,805	531,240
Harsco Corp. (b)	358,982	6,138,592
Hillenbrand, Inc.	279,706	9,999,490
Hurco Companies, Inc.	24,930	876,290
Hyster-Yale Materials Handling Class A	43,248	3,078,393
IDEX Corp.	338,690	39,823,170
Jason Industries, Inc. (b)	35,118	43,546
John Bean Technologies Corp.	144,109	12,782,468
Kadant, Inc.	49,681	4,314,795
Kennametal, Inc. (a)	359,792	12,592,720
Key Technology, Inc. (b)	12,346	184,449
L.B. Foster Co. Class A	42,631	814,252
Lincoln Electric Holdings, Inc.	270,985	23,532,337
Lindsay Corp. (a)	47,752	4,133,891
LiqTech International, Inc. (b)	90,569	35,322
Lydall, Inc. (b)	75,237	3,536,139
Manitex International, Inc. (a)(b)	52,326	480,353
Manitowoc Co., Inc. (a)(b)	629,025	5,176,876
Meritor, Inc. (b)	398,219	7,908,629
MFRI, Inc. (b)	13,428	108,767
Middleby Corp. (a)(b)	255,372	31,078,772
Milacron Holdings Corp. (b)	193,671	3,089,052
Miller Industries, Inc.	43,433	1,090,168
Mueller Industries, Inc.	252,828	7,541,859
Mueller Water Products, Inc. Class A	699,067	8,381,813
Navistar International Corp. New (a)(b)	289,202	9,879,140
NN, Inc.	117,774	3,003,237
Nordson Corp.	236,872	25,890,110
Omega Flex, Inc.	25,039	1,452,012
Oshkosh Corp.	333,222	24,858,361
Park-Ohio Holdings Corp.	37,253	1,484,532
ProPetro Holding Corp. (a)	127,692	1,469,735
Proto Labs, Inc. (a)(b)	107,285	7,703,063
RBC Bearings, Inc. (b)	108,095	11,919,636
Rexnord Corp. (a)(b)	464,832	11,100,188
Spartan Motors, Inc.	147,713	1,358,960
SPX Corp. (b)	185,849	4,478,961
SPX Flow, Inc. (b)	185,763	6,217,488
Standex International Corp.	55,773	5,323,533
Sun Hydraulics Corp.	111,181	5,326,682
Supreme Industries, Inc. Class A	55,775	1,167,929
Taylor Devices, Inc. (b)	3,820	44,885
Tennant Co.	79,161	4,824,863
Terex Corp. (a)	394,514	15,208,515
The L.S. Starrett Co. Class A	20,536	149,913
Timken Co.	307,299	13,782,360
Titan International, Inc.	216,636	1,858,737
Toro Co.	472,830	29,164,154
TriMas Corp. (b)	200,113	4,842,735
Trinity Industries, Inc.	680,867	19,636,204
Twin Disc, Inc. (a)(b)	35,431	615,082
Wabash National Corp. (a)	259,988	5,464,948
WABCO Holdings, Inc. (b)	223,311	32,071,926
Wabtec Corp. (a)	381,016	26,888,299
Watts Water Technologies, Inc. Class A	128,748	7,943,752
Woodward, Inc.	251,943	17,688,918
WSI Industries, Inc. (a)(b)	5,668	18,138
Xerium Technologies, Inc. (b)	47,721	288,712
		732,793,512
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	529,929
Kirby Corp. (a)(b)	236,140	14,782,364
Matson, Inc. (a)	198,804	5,129,143
Rand Logistics, Inc. (a)(b)	41,510	11,602
		20,453,038
Professional Services - 1.0%
Acacia Research Corp. (b)	213,329	693,319
Advisory Board Co. (b)	177,245	9,438,296
Barrett Business Services, Inc.	30,306	1,563,183
BG Staffing, Inc. (a)	29,747	481,009
CBIZ, Inc. (b)	268,820	4,072,623
CDI Corp. (b)	54,937	450,483
Cogint, Inc. (a)(b)	168,940	827,806
CRA International, Inc.	36,975	1,387,672
DLH Holdings Corp. (b)	2,300	13,639
Dun & Bradstreet Corp.	162,164	18,071,556
Exponent, Inc.	117,241	7,984,112
Franklin Covey Co. (b)	52,794	992,527
FTI Consulting, Inc. (a)(b)	185,927	6,304,785
General Employment Enterprises, Inc. (a)(b)	3,794	16,504
GP Strategies Corp. (b)	68,198	1,950,463
Heidrick & Struggles International, Inc.	82,403	1,503,855
Hill International, Inc. (b)	149,735	711,241
Hudson Global, Inc. (b)	74,637	109,716
Huron Consulting Group, Inc. (b)	98,046	2,965,892
ICF International, Inc. (b)	87,475	4,203,174
Insperity, Inc.	83,293	6,688,428
Kelly Services, Inc. Class A (non-vtg.)	143,305	3,099,687
Kforce, Inc.	107,981	1,943,658
Korn/Ferry International	251,900	8,393,308
Lightbridge Corp. (a)(b)	12,874	13,775
Manpower, Inc.	295,868	32,992,241
Marathon Patent Group, Inc. (a)(b)	29,824	13,063
Mastech Digital, Inc. (b)	3,140	28,574
MISTRAS Group, Inc. (b)	76,579	1,448,109
Navigant Consulting, Inc. (b)	207,969	3,188,165
On Assignment, Inc. (b)	212,383	10,130,669
Pendrell Corp. (a)(b)	74,270	503,551
RCM Technologies, Inc. (b)	26,829	144,608
Resources Connection, Inc.	147,742	1,883,711
RPX Corp. (b)	214,024	2,795,153
Spherix, Inc. (a)(b)	4,801	6,529
TransUnion Holding Co., Inc. (b)	659,017	31,540,554
TriNet Group, Inc. (b)	158,260	5,654,630
TrueBlue, Inc. (b)	193,372	3,954,457
Volt Information Sciences, Inc. (a)(b)	35,427	113,366
WageWorks, Inc. (a)(b)	178,840	10,542,618
Willdan Group, Inc. (b)	32,802	1,017,190
		189,837,899
Road & Rail - 0.8%
AMERCO (a)	24,227	9,041,759
ArcBest Corp.	109,057	3,238,993
Avis Budget Group, Inc. (a)(b)	375,306	13,597,336
Celadon Group, Inc. (a)	115,770	578,850
Covenant Transport Group, Inc. Class A (b)	52,825	1,268,328
Daseke, Inc. (a)(b)	81,009	1,061,218
Genesee & Wyoming, Inc. Class A (a)(b)	269,388	18,469,241
Heartland Express, Inc. (a)	226,325	5,017,625
Knight Transportation, Inc. (a)	294,681	11,507,293
Landstar System, Inc.	182,950	17,078,383
Marten Transport Ltd.	165,978	2,846,523
Old Dominion Freight Lines, Inc.	305,942	30,563,606
P.A.M. Transportation Services, Inc. (b)	12,026	237,634
Patriot Transportation Holding, Inc. (b)	5,823	112,442
Roadrunner Transportation Systems, Inc. (b)	119,733	894,406
Ryder System, Inc.	237,682	18,444,123
Saia, Inc. (b)	114,875	6,496,181
Schneider National, Inc. Class B (a)	145,054	3,227,452
Swift Transporation Co. (a)(b)	367,475	10,307,674
U.S.A. Truck, Inc. (b)	31,657	352,976
Universal Logistics Holdings, Inc.	36,649	608,373
Werner Enterprises, Inc. (a)	192,509	6,372,048
YRC Worldwide, Inc. (b)	143,374	1,919,778
		163,242,242
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	740	9,324
Air Lease Corp. Class A	427,683	17,381,037
Aircastle Ltd.	248,136	5,563,209
Applied Industrial Technologies, Inc.	174,899	9,969,243
Beacon Roofing Supply, Inc. (a)(b)	268,945	12,667,310
BlueLinx Corp. (b)	7,336	71,599
BMC Stock Holdings, Inc. (b)	269,547	5,471,804
CAI International, Inc. (b)	69,862	2,165,023
DXP Enterprises, Inc. (b)	67,444	1,827,058
EnviroStar, Inc. (a)	8,419	278,248
GATX Corp. (a)	173,209	10,493,001
General Finance Corp. (b)	1,148	5,396
H&E Equipment Services, Inc.	137,617	3,239,504
HD Supply Holdings, Inc. (b)	888,452	29,585,452
Herc Holdings, Inc. (a)(b)	111,403	4,703,435
Houston Wire & Cable Co.	69,133	397,515
Huttig Building Products, Inc. (a)(b)	74,305	423,539
Kaman Corp. (a)	123,042	6,033,980
Lawson Products, Inc. (b)	23,255	554,632
MRC Global, Inc. (a)(b)	424,109	6,688,199
MSC Industrial Direct Co., Inc. Class A	196,943	13,565,434
Neff Corp. (b)	39,362	982,082
Nexeo Solutions, Inc. (b)	267,934	1,921,087
Now, Inc. (a)(b)	493,682	5,756,332
Rush Enterprises, Inc. Class A (b)	159,993	6,558,113
SiteOne Landscape Supply, Inc. (a)(b)	175,170	8,800,541
Textainer Group Holdings Ltd. (a)	128,344	2,278,106
Titan Machinery, Inc. (a)(b)	71,633	924,066
Transcat, Inc. (b)	4,785	63,641
Triton International Ltd.	145,243	5,362,372
Univar, Inc. (b)	449,956	12,693,259
Veritiv Corp. (b)	49,470	1,385,160
Watsco, Inc. (a)	132,311	19,497,349
WESCO International, Inc. (a)(b)	183,218	9,243,348
Willis Lease Finance Corp. (b)	19,324	459,911
		207,019,309
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	336,449	25,058,722
SEACOR Marine Holdings, Inc. (a)	70,798	906,922
		25,965,644

TOTAL INDUSTRIALS		2,617,118,567

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	213,624	4,721,090
Aerohive Networks, Inc. (a)(b)	133,582	460,858
Applied Optoelectronics, Inc. (a)(b)	76,484	4,521,734
Arista Networks, Inc. (a)(b)	186,797	32,904,292
Arris International PLC (b)	838,057	23,348,268
Aviat Networks, Inc. (b)	18,281	282,990
Black Box Corp.	75,745	227,235
Brocade Communications Systems, Inc.	1,773,125	21,951,288
CalAmp Corp. (a)(b)	157,687	2,923,517
Calix Networks, Inc. (b)	185,025	906,623
Carvana Co. Class A (a)	74,689	1,333,199
Ciena Corp. (a)(b)	619,880	13,395,607
Clearfield, Inc. (a)(b)	45,932	560,370
ClearOne, Inc.	17,545	131,588
CommScope Holding Co., Inc. (a)(b)	851,551	28,152,276
Communications Systems, Inc.	9,294	33,551
Comtech Telecommunications Corp.	104,409	2,043,284
Dasan Zhone Solutions, Inc. (b)	16,898	110,851
Digi International, Inc. (b)	109,744	1,009,645
EchoStar Holding Corp. Class A (b)	217,069	13,089,261
EMCORE Corp. (b)	119,065	1,083,492
Extreme Networks, Inc. (b)	483,497	5,526,371
Finisar Corp. (b)	493,602	11,920,488
Harmonic, Inc. (a)(b)	354,615	1,152,499
Infinera Corp. (a)(b)	641,831	5,429,890
InfoSonics Corp. (a)(b)	41,938	16,230
InterDigital, Inc.	156,562	11,170,699
KVH Industries, Inc. (b)	54,401	641,932
Lantronix, Inc. (b)	2,994	6,317
Lumentum Holdings, Inc. (a)(b)	243,372	13,835,698
NETGEAR, Inc. (a)(b)	146,517	7,032,816
NetScout Systems, Inc. (a)(b)	418,975	13,721,431
Network-1 Security Solutions, Inc.	45,735	173,793
Oclaro, Inc. (a)(b)	574,765	4,833,774
Optical Cable Corp. (b)	11,466	28,092
Palo Alto Networks, Inc. (b)	406,134	53,889,920
Parkervision, Inc. (a)(b)	61,776	118,610
PC-Tel, Inc.	66,388	430,194
Plantronics, Inc.	152,688	6,509,089
Relm Wireless Corp.	69,394	270,637
Resonant, Inc. (a)(b)	9,244	42,060
ShoreTel, Inc. (b)	323,573	2,410,619
Sonus Networks, Inc. (a)(b)	234,277	1,618,854
Technical Communications Corp. (a)(b)	2,835	14,884
Tessco Technologies, Inc.	22,372	293,073
Ubiquiti Networks, Inc. (a)(b)	110,347	6,575,578
ViaSat, Inc. (a)(b)	237,802	15,126,585
Viavi Solutions, Inc. (a)(b)	994,806	9,987,852
Westell Technologies, Inc. Class A (b)	37,506	107,642
xG Technology, Inc. (a)(b)	3,477	6,363
		326,083,009
Electronic Equipment & Components - 3.5%
ADDvantage Technologies Group, Inc. (a)(b)	11,928	17,296
Akoustis Technologies, Inc. (a)(b)	45,754	307,467
Anixter International, Inc. (b)	125,022	9,226,624
Applied DNA Sciences, Inc. (a)(b)	85,045	176,043
Arrow Electronics, Inc. (b)	390,763	31,038,305
Avnet, Inc.	556,888	21,479,170
AVX Corp.	278,802	4,865,095
Badger Meter, Inc.	128,072	5,878,505
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,126,080
Belden, Inc.	185,976	14,333,170
Benchmark Electronics, Inc. (b)	225,726	7,336,095
Cardtronics PLC (b)	198,745	5,163,395
CDW Corp.	692,321	43,906,998
ClearSign Combustion Corp. (a)(b)	63,125	192,531
Cognex Corp.	383,092	41,745,535
Coherent, Inc. (a)(b)	108,567	25,330,852
Control4 Corp. (a)(b)	80,229	1,986,470
CTS Corp.	140,891	3,170,048
CUI Global, Inc. (a)(b)	87,433	338,366
Daktronics, Inc. (a)	173,183	1,667,752
Data I/O Corp. (b)	25,864	213,378
Dell Technologies, Inc.	594,459	44,542,813
Digital Ally, Inc. (a)(b)	15,000	42,750
Dolby Laboratories, Inc. Class A	261,397	13,190,093
Dynasil Corp. of America (b)	9,408	11,760
Echelon Corp. (b)	10,844	50,208
Electro Scientific Industries, Inc. (b)	156,262	1,925,148
eMagin Corp. (a)(b)	60,537	130,155
ePlus, Inc. (b)	59,953	5,018,066
Fabrinet (a)(b)	169,751	6,593,129
FARO Technologies, Inc. (a)(b)	72,512	2,498,038
Fitbit, Inc. (a)(b)	653,267	3,939,200
Frequency Electronics, Inc. (b)	18,354	146,465
Giga-Tronics, Inc. (b)	16,884	10,173
I. D. Systems Inc. (b)	43,008	272,671
Identiv, Inc. (a)(b)	40,037	196,582
IEC Electronics Corp. (b)	18,101	74,938
II-VI, Inc. (b)	244,569	8,767,799
Image Sensing Systems, Inc. (b)	9,763	30,265
Insight Enterprises, Inc. (b)	156,429	6,269,674
Intellicheck, Inc. (a)(b)	10,716	27,862
IntriCon Corp. (a)(b)	8,644	72,610
IPG Photonics Corp. (a)(b)	166,701	29,304,369
Iteris, Inc. (a)(b)	124,948	802,166
Itron, Inc. (b)	150,507	10,926,808
Jabil, Inc.	811,458	25,439,208
KEMET Corp. (b)	192,335	4,598,730
KEY Tronic Corp. (b)	23,864	169,673
Keysight Technologies, Inc. (b)	820,324	33,518,439
Kimball Electronics, Inc. (b)	122,862	2,340,521
Knowles Corp. (a)(b)	397,367	5,829,374
LGL Group, Inc. (b)	3,009	15,617
LightPath Technologies, Inc. Class A (a)(b)	76,597	199,918
Littelfuse, Inc.	100,418	18,693,815
LRAD Corp. (b)	77,211	132,031
Luna Innovations, Inc. (b)	137,097	207,016
Maxwell Technologies, Inc. (b)	125,294	697,888
Mesa Laboratories, Inc.	15,120	2,064,938
Methode Electronics, Inc. Class A	168,150	6,877,335
MicroVision, Inc. (a)(b)	312,134	739,758
MTS Systems Corp. (a)	73,708	3,567,467
Napco Security Technolgies, Inc. (b)	36,465	286,250
National Instruments Corp.	473,206	19,112,790
Neonode, Inc. (a)(b)	121,979	153,694
NetList, Inc. (a)(b)	140,493	98,345
Novanta, Inc. (b)	137,094	5,360,375
OSI Systems, Inc. (b)	81,512	6,770,387
Par Technology Corp. (b)	27,309	293,572
Park Electrochemical Corp.	84,819	1,540,313
PC Connection, Inc.	76,692	1,956,413
PC Mall, Inc. (a)(b)	33,187	436,409
Perceptron, Inc. (b)	33,349	257,121
Plexus Corp. (b)	155,046	8,074,796
RadiSys Corp. (b)	140,804	221,062
Research Frontiers, Inc. (a)(b)	71,977	84,933
RF Industries Ltd.	13,982	25,168
Richardson Electronics Ltd.	36,856	206,394
Rogers Corp. (b)	80,748	9,572,675
Sanmina Corp. (b)	333,975	12,507,364
ScanSource, Inc. (b)	112,049	4,397,923
Sigmatron International, Inc. (b)	11,463	96,518
Superconductor Technologies, Inc. (a)(b)	28,777	28,489
SYNNEX Corp.	128,283	15,343,930
Systemax, Inc.	60,715	1,483,875
Tech Data Corp. (b)	151,995	16,763,529
Trimble, Inc. (b)	1,117,122	43,210,279
TTM Technologies, Inc. (a)(b)	390,367	5,558,826
Uni-Pixel, Inc. (a)(b)	176,104	19,389
Universal Display Corp.	197,571	25,111,274
VeriFone Systems, Inc. (a)(b)	501,200	9,908,724
Vishay Intertechnology, Inc. (a)	622,274	11,014,250
Vishay Precision Group, Inc. (b)	49,281	1,076,790
Wayside Technology Group, Inc.	13,442	205,663
Wireless Telecom Group, Inc. (b)	35,461	52,128
Zebra Technologies Corp. Class A (b)	234,031	24,126,256
		684,790,549
Internet Software & Services - 2.2%
2U, Inc. (a)(b)	189,911	9,514,541
Actua Corp. (b)	161,479	2,066,931
Alarm.com Holdings, Inc. (a)(b)	59,694	2,681,454
Amber Road, Inc. (b)	59,273	477,740
Angie's List, Inc. (a)(b)	154,180	1,874,829
AppFolio, Inc. (b)	54,022	2,317,544
Apptio, Inc. Class A	37,569	668,728
Autobytel, Inc. (b)	47,015	341,329
Bankrate, Inc. (b)	208,141	2,882,753
Bazaarvoice, Inc. (a)(b)	361,054	1,715,007
Benefitfocus, Inc. (a)(b)	64,424	1,987,480
BlackLine, Inc. (a)	62,407	1,926,504
Blucora, Inc. (b)	181,083	4,128,692
Box, Inc. Class A (a)(b)	312,152	6,124,422
Bridgeline Digital, Inc. (a)(b)	970	2,561
Brightcove, Inc. (b)	145,383	1,024,950
BroadVision, Inc. (b)	7,417	29,297
Carbonite, Inc. (a)(b)	75,203	1,504,060
Care.com, Inc. (a)(b)	70,954	1,062,181
ChannelAdvisor Corp. (b)	104,787	1,215,529
Cloudera, Inc. (a)	77,898	1,511,221
CommerceHub, Inc.:
Series A (a)(b)	53,243	1,180,397
Series C (b)	113,561	2,410,900
Cornerstone OnDemand, Inc. (a)(b)	231,027	8,081,324
CoStar Group, Inc. (b)	144,255	41,346,368
Coupa Software, Inc. (a)	137,304	4,182,280
Determine, Inc. (a)(b)	73,216	147,164
DHI Group, Inc. (b)	207,864	405,335
eGain Communications Corp. (a)(b)	49,320	83,844
Endurance International Group Holdings, Inc. (a)(b)	301,288	2,319,918
Envestnet, Inc. (a)(b)	200,566	8,915,159
Five9, Inc. (b)	173,999	3,740,979
GlowPoint, Inc. (b)	321,954	86,928
GoDaddy, Inc. (a)(b)	200,065	8,966,913
Gogo, Inc. (a)(b)	249,270	3,492,273
GrubHub, Inc. (a)(b)	381,252	21,765,677
GTT Communications, Inc. (a)(b)	117,419	3,728,053
Hortonworks, Inc. (b)	191,509	3,253,738
IAC/InterActiveCorp (b)	320,784	36,412,192
Instructure, Inc. (b)	28,818	853,013
Internap Network Services Corp. (a)(b)	217,848	973,781
Inuvo, Inc. (b)	97,208	99,152
iPass, Inc. (b)	412,177	230,819
Issuer Direct Corp.	35,897	450,507
j2 Global, Inc. (a)	210,591	15,853,290
Leaf Group Ltd. (b)	42,441	301,331
Limelight Networks, Inc. (b)	279,123	1,002,052
Liquidity Services, Inc. (b)	96,138	547,987
LivePerson, Inc. (b)	236,704	3,171,834
LogMeIn, Inc.	232,572	26,606,237
Marchex, Inc. Class B (b)	112,959	349,043
Marin Software, Inc. (b)	77,141	88,712
Match Group, Inc. (a)(b)	222,150	4,831,763
MaxPoint Interactive, Inc. (b)	8,863	121,512
MeetMe, Inc. (a)(b)	309,415	1,212,907
MINDBODY, Inc. (a)(b)	137,891	3,261,122
MuleSoft, Inc. Class A (a)	74,726	1,629,027
Net Element International, Inc. (a)(b)	25,699	7,067
New Relic, Inc. (b)	140,622	6,735,794
NIC, Inc.	273,094	4,465,087
NumereX Corp. Class A (b)	50,190	195,239
Nutanix, Inc. Class A (a)	129,751	2,854,522
Okta, Inc. (a)	65,157	1,758,587
Ominto, Inc. (a)(b)	33,150	107,738
Onvia.com, Inc. (b)	2,326	10,002
Pandora Media, Inc. (a)(b)	1,083,008	9,151,418
Professional Diversity Network, Inc. (a)(b)	5,792	26,585
Q2 Holdings, Inc. (b)	120,373	4,887,144
QuinStreet, Inc. (b)	158,196	846,349
Qumu Corp. (b)	84,064	236,220
Quotient Technology, Inc. (a)(b)	319,064	4,785,960
Reis, Inc.	36,313	620,952
Remark Holdings, Inc. (a)(b)	45,073	121,246
Rocket Fuel, Inc. (a)(b)	143,044	370,484
SecureWorks Corp. (a)(b)	52,243	534,446
Shutterstock, Inc. (a)(b)	84,939	2,852,252
Spark Networks, Inc. (a)(b)	80,921	101,151
SPS Commerce, Inc. (b)	75,905	4,624,133
Stamps.com, Inc. (a)(b)	69,417	13,276,001
Support.com, Inc. (b)	55,905	131,936
Synacor, Inc. (a)(b)	121,700	279,910
TechTarget, Inc. (b)	66,813	664,121
The Trade Desk, Inc. (a)	78,929	4,180,869
Travelzoo, Inc. (b)	32,602	265,706
Tremor Video, Inc. (b)	117,265	412,773
TrueCar, Inc. (a)(b)	303,179	5,138,884
Twilio, Inc. Class A (a)(b)	109,864	3,216,818
Twitter, Inc. (b)	2,703,598	45,717,842
Veritone, Inc. (a)	10,171	158,261
Web.com Group, Inc. (a)(b)	229,327	5,801,973
WebMD Health Corp. (a)(b)	164,590	10,935,360
XO Group, Inc. (b)	113,629	2,115,772
Yelp, Inc. (a)(b)	274,801	11,706,523
Yext, Inc. (a)	66,767	868,639
YuMe, Inc.	148,498	726,155
Zillow Group, Inc.:
Class A (b)	235,990	9,420,721
Class C (a)(b)	444,694	17,618,776
		435,090,700
IT Services - 3.1%
Acxiom Corp. (a)(b)	343,364	7,996,948
ALJ Regional Holdings, Inc. (a)(b)	9,858	30,067
Amdocs Ltd.	637,672	41,314,769
Black Knight Financial Services, Inc. Class A (a)(b)	128,420	5,470,692
Blackhawk Network Holdings, Inc. (b)	254,306	11,392,909
Booz Allen Hamilton Holding Corp. Class A	655,949	22,374,420
Broadridge Financial Solutions, Inc.	517,888	40,462,589
CACI International, Inc. Class A (a)(b)	107,395	13,939,871
Cartesian, Inc. (b)	2,929	1,451
Cass Information Systems, Inc.	39,706	2,430,801
Computer Task Group, Inc.	44,089	233,672
Conduent, Inc.	785,465	12,968,027
Convergys Corp. (a)	415,336	9,760,396
CoreLogic, Inc. (b)	383,089	17,993,690
CSG Systems International, Inc.	151,676	5,871,378
CSP, Inc.	3,555	35,941
DST Systems, Inc.	274,036	14,066,268
Edgewater Technology, Inc. (b)	28,583	182,931
EPAM Systems, Inc. (b)	205,054	16,677,042
Euronet Worldwide, Inc. (b)	233,405	22,936,709
Everi Holdings, Inc. (b)	288,895	2,227,380
EVERTEC, Inc.	265,835	4,891,364
ExlService Holdings, Inc. (b)	155,709	8,763,303
First Data Corp. Class A (b)	869,387	16,005,415
FleetCor Technologies, Inc. (b)	406,644	58,463,208
Forrester Research, Inc.	46,079	1,877,719
Genpact Ltd.	581,636	16,547,544
Hackett Group, Inc.	109,633	1,497,587
Information Services Group, Inc. (b)	108,930	408,488
Innodata, Inc. (b)	58,124	90,092
Jack Henry & Associates, Inc.	335,576	34,587,818
Leidos Holdings, Inc.	635,298	37,050,579
ManTech International Corp. Class A	116,151	4,671,593
Mattersight Corp. (a)(b)	47,315	111,190
Maximus, Inc.	289,307	17,584,079
ModusLink Global Solutions, Inc. (a)(b)	128,863	206,181
MoneyGram International, Inc. (b)	122,493	1,930,490
Perficient, Inc. (b)	156,395	2,862,029
PFSweb, Inc. (b)	60,946	480,254
Planet Payment, Inc. (b)	177,497	702,888
Presidio, Inc. (a)	103,875	1,444,901
PRG-Schultz International, Inc. (b)	115,194	777,560
Sabre Corp. (a)	914,345	16,860,522
Science Applications International Corp.	196,197	14,495,034
ServiceSource International, Inc. (a)(b)	263,840	928,717
Square, Inc. (a)(b)	133,178	3,477,278
StarTek, Inc. (b)	46,338	551,422
Sykes Enterprises, Inc. (b)	182,449	4,864,090
Syntel, Inc. (a)	129,694	2,342,274
Teletech Holdings, Inc.	72,337	2,871,779
Teradata Corp. (a)(b)	583,210	18,616,063
Travelport Worldwide Ltd.	565,401	8,560,171
Unisys Corp. (a)(b)	234,063	1,813,988
Vantiv, Inc. (a)(b)	708,654	50,094,751
Virtusa Corp. (a)(b)	123,714	4,493,292
WEX, Inc. (a)(b)	171,294	18,695,027
WidePoint Corp. (a)(b)	269,166	145,350
WPCS International, Inc. (b)	40,159	48,191
		608,180,182
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (a)(b)	61,999	3,027,411
Adesto Technologies Corp. (b)	48,935	318,078
Advanced Energy Industries, Inc. (b)	177,606	13,061,145
AEHR Test Systems (b)	79,166	265,998
Alpha & Omega Semiconductor Ltd. (b)	85,665	1,360,360
Amkor Technology, Inc. (b)	574,885	5,047,490
Amtech Systems, Inc. (b)	43,995	486,145
Axcelis Technologies, Inc. (b)	130,729	2,732,236
AXT, Inc. (a)(b)	166,392	1,297,858
Brooks Automation, Inc.	309,179	8,060,297
Cabot Microelectronics Corp.	110,101	7,885,434
Cavium, Inc. (a)(b)	303,321	19,203,253
Ceva, Inc. (b)	96,147	3,898,761
Cirrus Logic, Inc. (b)	285,658	16,562,451
Cohu, Inc.	116,622	2,187,829
Cree, Inc. (a)(b)	430,758	10,480,342
CVD Equipment Corp. (a)(b)	12,898	141,878
CyberOptics Corp. (a)(b)	32,417	491,118
Cypress Semiconductor Corp. (a)	1,440,585	19,721,609
Diodes, Inc. (b)	175,145	4,928,580
DSP Group, Inc. (b)	100,061	1,190,726
Entegris, Inc. (b)	635,201	16,165,865
Experi Corp.	219,637	5,985,108
First Solar, Inc. (a)(b)	344,517	16,178,518
FormFactor, Inc. (b)	312,733	4,722,268
GSI Technology, Inc. (a)(b)	65,735	436,480
Ichor Holdings Ltd.	77,562	1,774,619
Impinj, Inc. (a)(b)	37,691	1,441,304
Inphi Corp. (a)(b)	168,862	6,465,726
Integrated Device Technology, Inc. (a)(b)	583,008	14,406,128
Intermolecular, Inc. (b)	45,789	39,379
Intest Corp. (b)	34,005	256,738
IXYS Corp. (b)	117,193	2,695,439
Kopin Corp. (a)(b)	265,387	1,066,856
Kulicke & Soffa Industries, Inc. (b)	322,075	6,129,087
Lattice Semiconductor Corp. (b)	557,001	3,147,056
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	153,866	7,007,058
Marvell Technology Group Ltd.	1,931,431	34,591,929
Maxim Integrated Products, Inc.	1,246,137	58,144,752
MaxLinear, Inc. Class A (b)	227,130	4,906,008
Microsemi Corp. (b)	512,536	25,821,564
MKS Instruments, Inc.	239,191	19,697,379
Monolithic Power Systems, Inc.	171,099	17,335,751
MoSys, Inc. (a)(b)	16,576	16,079
Nanometrics, Inc. (b)	114,026	2,940,731
NeoPhotonics Corp. (a)(b)	134,183	784,971
NVE Corp.	22,496	1,706,097
ON Semiconductor Corp. (b)	1,844,767	31,508,620
PDF Solutions, Inc. (a)(b)	125,323	1,903,656
Photronics, Inc. (b)	325,040	2,567,816
Pixelworks, Inc. (a)(b)	116,018	556,886
Power Integrations, Inc.	133,482	9,724,164
QuickLogic Corp. (a)(b)	369,431	495,038
Rambus, Inc. (a)(b)	500,137	6,486,777
Rubicon Technology, Inc. (a)(b)	8,619	70,590
Rudolph Technologies, Inc. (b)	151,615	3,365,853
Semtech Corp. (b)	301,972	11,354,147
Sigma Designs, Inc. (b)	171,877	1,074,231
Silicon Laboratories, Inc. (b)	185,999	14,117,324
SolarEdge Technologies, Inc. (a)(b)	130,247	3,484,107
SunPower Corp. (a)(b)	245,850	2,173,314
Synaptics, Inc. (a)(b)	154,843	6,436,824
Teradyne, Inc.	876,306	31,205,257
Ultra Clean Holdings, Inc. (b)	144,924	3,343,397
Veeco Instruments, Inc. (b)	215,377	4,070,625
Versum Materials, Inc.	484,683	17,899,343
Xcerra Corp. (b)	237,359	2,330,865
		530,380,723
Software - 4.6%
8x8, Inc. (b)	423,901	5,998,199
A10 Networks, Inc. (b)	208,779	1,367,502
ACI Worldwide, Inc. (a)(b)	520,908	11,855,866
Agilysys, Inc. (b)	51,105	525,870
American Software, Inc. Class A	107,380	1,182,254
Aspen Technology, Inc. (b)	328,414	20,772,186
Asure Software, Inc. (a)(b)	45,600	528,048
Aware, Inc. (b)	24,496	121,255
Barracuda Networks, Inc. (b)	130,250	3,153,353
Blackbaud, Inc.	210,879	17,800,296
Bottomline Technologies, Inc. (b)	168,545	5,108,599
BroadSoft, Inc. (a)(b)	135,708	6,724,331
BSQUARE Corp. (b)	35,898	179,490
Cadence Design Systems, Inc. (b)	1,227,809	48,240,616
Callidus Software, Inc. (b)	289,709	7,460,007
CDK Global, Inc.	633,979	40,891,646
CommVault Systems, Inc. (b)	186,736	11,400,233
Datawatch Corp. (b)	55,025	566,758
Digimarc Corp. (a)(b)	49,238	1,521,454
Digital Turbine, Inc. (a)(b)	162,229	188,186
Document Security Systems, Inc. (b)	20,445	13,494
Ebix, Inc.	94,982	5,480,461
Ellie Mae, Inc. (a)(b)	151,578	12,577,942
Everbridge, Inc. (a)	72,030	1,668,935
Evolving Systems, Inc. (b)	27,515	130,696
Exa Corp. (b)	47,934	687,853
Fair Isaac Corp.	137,022	19,287,217
FalconStor Software, Inc. (a)(b)	102,011	36,724
Finjan Holdings, Inc. (b)	51,830	128,538
FireEye, Inc. (a)(b)	707,444	10,448,948
Form Holdings Corp. (a)(b)	94,034	114,721
Fortinet, Inc. (b)	658,935	25,171,317
Gigamon, Inc. (b)	141,252	6,066,773
Globalscape, Inc.	29,423	107,100
Glu Mobile, Inc. (a)(b)	469,639	1,709,486
GSE Systems, Inc. (b)	33,148	92,814
Guidance Software, Inc. (b)	114,811	812,862
Guidewire Software, Inc. (a)(b)	329,936	24,979,455
HubSpot, Inc. (a)(b)	142,387	10,444,086
Imperva, Inc. (b)	129,369	5,776,326
Inseego Corp. (a)	164,641	232,144
Majesco (b)	52,545	259,047
MAM Software Group, Inc. (b)	1,188	8,138
Manhattan Associates, Inc. (a)(b)	309,249	13,003,920
MicroStrategy, Inc. Class A (b)	41,918	5,407,422
Mitek Systems, Inc. (b)	143,423	1,455,743
MobileIron, Inc. (a)(b)	198,938	755,964
Model N, Inc. (b)	101,356	1,373,374
Monotype Imaging Holdings, Inc.	186,670	3,406,728
NetSol Technologies, Inc. (b)	37,185	167,333
Nuance Communications, Inc. (b)	1,132,716	18,202,746
NXT-ID, Inc. (a)(b)	29,305	60,954
Parametric Technology Corp. (b)	510,757	28,602,392
Park City Group, Inc. (a)(b)	65,748	828,425
Paycom Software, Inc. (a)(b)	176,592	13,175,529
Paylocity Holding Corp. (a)(b)	108,535	5,333,410
Pegasystems, Inc.	160,353	9,228,315
Polarityte, Inc. (a)(b)	24,635	716,632
Progress Software Corp.	222,520	7,472,222
Proofpoint, Inc. (a)(b)	191,697	17,590,117
PROS Holdings, Inc. (a)(b)	119,895	3,158,034
QAD, Inc.:
Class A	27,311	920,381
Class B	24,367	657,422
Qualys, Inc. (b)	139,869	6,643,778
Rapid7, Inc. (b)	73,979	1,247,286
RealNetworks, Inc. (b)	91,284	364,223
RealPage, Inc. (a)(b)	247,426	10,664,061
RingCentral, Inc. (b)	284,098	12,031,550
Rosetta Stone, Inc. (b)	76,625	704,950
SeaChange International, Inc. (b)	126,310	329,669
ServiceNow, Inc. (b)	751,028	87,261,943
Silver Spring Networks, Inc. (a)(b)	187,413	2,372,649
SITO Mobile Ltd. (a)(b)	75,644	323,756
Smith Micro Software, Inc. (a)(b)	33,232	36,223
Sonic Foundry, Inc. (a)(b)	57,013	194,414
Splunk, Inc. (a)(b)	613,720	41,174,475
SS&C Technologies Holdings, Inc.	760,818	29,451,265
Synchronoss Technologies, Inc.(b)	187,568	3,149,267
Tableau Software, Inc. (a)(b)	267,425	19,382,964
Take-Two Interactive Software, Inc. (a)(b)	459,661	44,950,249
TeleNav, Inc. (b)	140,738	914,797
The Rubicon Project, Inc. (b)	165,320	621,603
TiVo Corp.	536,011	9,809,001
Tyler Technologies, Inc. (a)(b)	149,804	25,886,131
Ultimate Software Group, Inc. (a)(b)	130,984	26,314,686
Upland Software, Inc. (b)	49,341	1,134,843
Varonis Systems, Inc. (b)	73,015	2,832,982
Vasco Data Security International, Inc. (b)	142,853	1,792,805
Verint Systems, Inc. (b)	279,739	11,105,638
VirnetX Holding Corp. (a)(b)	208,849	835,396
VMware, Inc. Class A (a)(b)	303,761	32,836,564
Workday, Inc. Class A (a)(b)	578,157	63,418,041
Workiva, Inc. (b)	93,631	1,891,346
Zedge, Inc. (b)	23,011	41,420
Zendesk, Inc. (a)(b)	352,425	9,656,445
Zix Corp. (b)	279,934	1,486,450
Zynga, Inc. (b)	3,445,768	12,921,630
		907,120,789
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	483,680	6,075,021
Astro-Med, Inc.	83,410	1,134,376
Avid Technology, Inc. (a)(b)	153,041	674,911
Concurrent Computer Corp.	30,661	193,778
CPI Card Group (a)	72,158	69,293
Cray, Inc. (b)	180,540	3,403,179
Diebold Nixdorf, Inc. (a)	341,292	6,979,421
Eastman Kodak Co. (a)(b)	162,328	1,258,042
Electronics for Imaging, Inc. (a)(b)	209,195	7,438,974
Everspin Technologies, Inc. (a)	23,347	380,556
Immersion Corp. (a)(b)	128,551	940,993
Intevac, Inc. (b)	82,658	752,188
ITUS Corp. (a)(b)	34,351	23,050
NCR Corp. (a)(b)	536,008	19,580,372
Pure Storage, Inc. Class A (a)(b)	415,583	6,188,031
Qualstar Corp. (a)(b)	11,989	84,043
Quantum Corp. (a)(b)	142,708	786,321
Super Micro Computer, Inc. (a)(b)	168,100	4,475,663
Transact Technologies, Inc.	28,331	276,227
U.S.A. Technologies, Inc. (a)(b)	214,765	1,170,469
Xplore Technologies Corp. (a)(b)	14,878	47,163
		61,932,071

TOTAL INFORMATION TECHNOLOGY		3,553,578,023

MATERIALS - 5.3%
Chemicals - 2.6%
A. Schulman, Inc.	132,201	4,018,910
Advanced Emissions Solutions, Inc. (a)	87,173	904,856
AdvanSix, Inc.	131,973	4,213,898
AgroFresh Solutions, Inc. (a)(b)	117,138	834,023
American Vanguard Corp.	114,501	2,318,645
Ashland Global Holdings, Inc.	273,622	16,978,245
Axalta Coating Systems (a)(b)	963,156	28,432,365
Balchem Corp.	143,958	10,791,092
BioAmber, Inc. (a)(b)	93,053	40,664
Cabot Corp.	283,446	14,931,935
Calgon Carbon Corp.	227,771	2,778,806
Celanese Corp. Class A	614,289	59,598,319
Chase Corp.	32,113	3,002,566
Codexis, Inc. (b)	156,032	865,978
Core Molding Technologies, Inc. (a)	30,292	623,106
Ferro Corp. (b)	370,398	7,137,569
Flotek Industries, Inc. (a)(b)	235,242	1,218,554
FutureFuel Corp.	99,234	1,337,674
H.B. Fuller Co.	231,320	11,609,951
Hawkins, Inc.	43,846	1,563,110
Huntsman Corp.	880,465	23,393,955
Ingevity Corp. (b)	185,743	11,696,237
Innophos Holdings, Inc.	85,582	3,907,674
Innospec, Inc.	107,399	5,960,645
Intrepid Potash, Inc. (a)(b)	459,412	1,704,419
KMG Chemicals, Inc.	32,018	1,537,504
Koppers Holdings, Inc. (b)	93,218	3,654,146
Kraton Performance Polymers, Inc. (b)	136,037	4,466,095
Kronos Worldwide, Inc.	100,083	2,094,737
LSB Industries, Inc. (a)(b)	92,483	564,146
MagneGas Corp. (b)	12,080	6,282
Marrone Bio Innovations, Inc. (a)(b)	53,732	63,941
Minerals Technologies, Inc.	157,600	10,086,400
NewMarket Corp.	41,406	17,328,825
Northern Technologies International Corp. (b)	5,288	93,069
Olin Corp.	734,298	23,666,425
OMNOVA Solutions, Inc. (b)	176,347	1,534,219
Platform Specialty Products Corp. (a)(b)	977,138	11,412,972
PolyOne Corp.	364,913	13,187,956
Quaker Chemical Corp.	58,562	8,153,002
Rayonier Advanced Materials, Inc. (a)	193,665	2,657,084
RPM International, Inc. (a)	591,653	28,973,247
Senomyx, Inc. (a)(b)	176,669	106,902
Sensient Technologies Corp.	200,422	14,460,447
Stepan Co.	85,046	6,579,159
The Chemours Co. LLC	816,567	40,068,943
The Scotts Miracle-Gro Co. Class A	195,569	18,694,441
TOR Minerals International, Inc. (b)	3,831	27,966
Trecora Resources (a)(b)	74,645	906,937
Tredegar Corp.	113,023	1,842,275
Trinseo SA	193,228	12,926,953
Tronox Ltd. Class A (a)	292,413	6,050,025
Valhi, Inc.	74,540	162,497
Valvoline, Inc.	911,442	19,404,600
W.R. Grace & Co.	302,649	21,633,351
Westlake Chemical Corp.	166,218	12,783,826
Yield10 Bioscience, Inc. (a)(b)	2,061	5,544
		504,997,112
Construction Materials - 0.2%
Eagle Materials, Inc.	216,042	21,010,085
Forterra, Inc. (a)	88,632	294,258
Foundation Building Materials, Inc. (a)	60,974	796,320
Summit Materials, Inc. (a)	476,064	14,062,931
Tecnoglass, Inc. (a)	22,937	154,825
U.S. Concrete, Inc. (a)(b)	66,707	5,339,895
United States Lime & Minerals, Inc.	8,034	642,318
		42,300,632
Containers & Packaging - 0.9%
Aptargroup, Inc.	273,548	22,871,348
Bemis Co., Inc.	405,093	17,261,013
Berry Global Group, Inc. (b)	567,991	31,943,814
Crown Holdings, Inc. (b)	590,501	34,857,274
Graphic Packaging Holding Co.	1,378,331	17,987,220
Greif, Inc.:
Class A	148,281	8,963,586
Class B	6,493	410,033
Myers Industries, Inc.	100,702	1,893,198
Owens-Illinois, Inc. (b)	713,511	17,580,911
Silgan Holdings, Inc.	342,970	10,319,967
Sonoco Products Co.	440,287	21,248,251
UFP Technologies, Inc. (b)	22,606	601,320
		185,937,935
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	1,383,470	7,747,432
Alcoa Corp.	652,326	28,624,065
Allegheny Technologies, Inc. (a)	489,192	10,189,869
Ampco-Pittsburgh Corp.	39,547	609,024
Atkore International Group, Inc. (b)	96,317	1,604,641
Carpenter Technology Corp.	204,311	8,280,725
Century Aluminum Co. (a)(b)	216,529	4,226,646
Cliffs Natural Resources, Inc. (a)(b)	1,203,173	10,058,526
Coeur d'Alene Mines Corp. (b)	825,703	7,224,901
Commercial Metals Co. (a)	501,945	9,481,741
Compass Minerals International, Inc. (a)	150,364	10,044,315
Comstock Mining, Inc. (a)(b)	223,980	41,638
Friedman Industries	19,700	111,699
General Moly, Inc. (b)	202,841	88,540
Gold Resource Corp.	259,015	1,033,470
Golden Minerals Co. (a)(b)	165,129	89,665
Handy & Harman Ltd. (b)	25,445	832,052
Haynes International, Inc.	55,379	1,691,828
Hecla Mining Co.	1,823,688	9,629,073
Kaiser Aluminum Corp. (a)	78,085	7,521,147
Materion Corp.	94,585	3,613,147
McEwen Mining, Inc. (a)	1,050,768	2,700,474
Olympic Steel, Inc.	41,963	765,825
Paramount Gold Nevada Corp. (b)	22,744	34,798
Pershing Gold Corp. (a)(b)	69,048	209,215
Real Industries, Inc. (a)(b)	102,876	174,889
Reliance Steel & Aluminum Co.	319,915	23,168,244
Royal Gold, Inc.	289,569	27,010,996
Ryerson Holding Corp. (b)	62,218	535,075
Schnitzer Steel Industries, Inc. Class A	119,830	3,223,427
Solitario Exploration & Royalty Corp. (b)	57,827	40,479
Steel Dynamics, Inc.	1,069,983	36,860,914
SunCoke Energy, Inc. (a)(b)	276,143	2,573,653
Synalloy Corp. (b)	24,589	279,085
TimkenSteel Corp. (a)(b)	164,765	2,443,465
U.S. Antimony Corp. (a)(b)	114,807	36,738
U.S. Gold Corp. (b)	328	794
United States Steel Corp. (a)	767,690	20,428,231
Universal Stainless & Alloy Products, Inc. (b)	23,505	426,146
Worthington Industries, Inc.	199,405	9,962,274
		253,618,866
Paper & Forest Products - 0.3%
Boise Cascade Co. (b)	171,188	5,135,640
Clearwater Paper Corp. (b)	75,015	3,488,198
Deltic Timber Corp.	49,917	3,895,523
Domtar Corp. (a)	277,198	11,209,887
Kapstone Paper & Packaging Corp.	391,172	8,750,518
Louisiana-Pacific Corp. (b)	633,416	16,139,440
Mercer International, Inc. (SBI)	191,792	2,119,302
Neenah Paper, Inc. (a)	76,486	5,908,544
P.H. Glatfelter Co.	196,344	3,400,678
Rentech, Inc. (a)(b)	91,963	24,462
Resolute Forest Products (a)(b)	383,964	1,900,622
Schweitzer-Mauduit International, Inc.	146,944	5,573,586
Verso Corp. (a)	157,433	837,544
		68,383,944

TOTAL MATERIALS		1,055,238,489

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Acadia Realty Trust (SBI)	391,126	11,221,405
Agree Realty Corp.	125,445	6,287,303
Alexanders, Inc.	15,826	6,626,188
Altisource Residential Corp. Class B	242,358	2,934,955
American Assets Trust, Inc.	183,522	7,454,664
American Campus Communities, Inc.	594,453	28,290,018
American Homes 4 Rent Class A	1,034,024	22,913,972
Apple Hospitality (REIT), Inc.	712,626	12,955,541
Armada Hoffler Properties, Inc.	191,551	2,561,037
Ashford Hospitality Prime, Inc.	140,879	1,355,256
Ashford Hospitality Trust, Inc.	366,389	2,275,276
Bluerock Residential Growth (REIT), Inc.	99,613	1,009,080
Brandywine Realty Trust (SBI)	758,602	13,032,782
Brixmor Property Group, Inc.	1,178,031	22,052,740
BRT Realty Trust (b)	19,147	148,964
Camden Property Trust (SBI)	384,233	34,381,169
CareTrust (REIT), Inc.	315,696	6,089,776
CatchMark Timber Trust, Inc.	177,492	2,046,483
CBL & Associates Properties, Inc. (a)	749,524	5,996,192
Cedar Realty Trust, Inc.	355,338	1,790,904
Chatham Lodging Trust	168,993	3,427,178
Chesapeake Lodging Trust	260,111	6,656,240
City Office REIT, Inc.	101,821	1,302,291
Clipper Realty, Inc. (a)	27,161	303,117
Colony NorthStar, Inc. (a)	2,427,296	31,821,851
Columbia Property Trust, Inc.	545,795	11,461,695
Communications Sales & Leasing, Inc. (a)	704,481	13,568,304
Community Healthcare Trust, Inc.	76,659	2,036,063
Condor Hospitality Trust, Inc.	253	2,646
CorEnergy Infrastructure Trust, Inc. (a)	54,615	1,782,087
CoreSite Realty Corp.	150,575	17,882,287
Corporate Office Properties Trust (SBI)	439,692	14,668,125
Corrections Corp. of America	531,278	14,238,250
Cousins Properties, Inc.	1,822,997	17,045,022
CubeSmart	796,149	19,625,073
CyrusOne, Inc.	345,852	21,799,052
DCT Industrial Trust, Inc.	404,747	23,616,987
DDR Corp.	1,391,721	13,471,859
DiamondRock Hospitality Co.	896,182	9,849,040
Douglas Emmett, Inc.	681,777	26,562,032
DuPont Fabros Technology, Inc.	342,762	22,060,162
Easterly Government Properties, Inc. (a)	124,324	2,493,939
EastGroup Properties, Inc.	149,558	13,289,724
Education Realty Trust, Inc. (a)	331,935	12,825,968
Empire State Realty Trust, Inc.	572,025	11,640,709
EPR Properties	280,442	19,535,590
Equity Commonwealth (a)(b)	548,023	16,955,832
Equity Lifestyle Properties, Inc.	356,301	31,764,234
Farmland Partners, Inc. (a)	138,179	1,224,266
FelCor Lodging Trust, Inc.	563,668	4,114,776
First Industrial Realty Trust, Inc.	507,383	15,718,725
First Potomac Realty Trust	260,221	2,896,260
Forest City Realty Trust, Inc. Class A	967,865	23,190,045
Four Corners Property Trust, Inc.	285,265	7,248,584
Franklin Street Properties Corp.	501,603	5,000,982
Gaming & Leisure Properties	852,335	33,403,009
Getty Realty Corp.	140,686	3,877,306
Gladstone Commercial Corp.	120,539	2,579,535
Gladstone Land Corp. (a)	66,704	928,520
Global Net Lease, Inc.	250,338	5,422,321
Global Self Storage, Inc.	70,475	339,690
Government Properties Income Trust	420,461	7,799,552
Gramercy Property Trust (a)	670,405	20,420,536
Healthcare Realty Trust, Inc.	545,003	18,137,700
Healthcare Trust of America, Inc.	840,949	26,128,285
Hersha Hospitality Trust (a)	184,853	3,427,175
Highwoods Properties, Inc. (SBI)	447,760	23,386,505
Hospitality Properties Trust (SBI)	740,484	20,259,642
Hudson Pacific Properties, Inc.	701,418	23,146,794
Independence Realty Trust, Inc.	249,560	2,567,972
InfraReit, Inc.	163,697	3,681,546
Investors Real Estate Trust	543,680	3,414,310
Invitation Homes, Inc.	336,816	7,793,922
iStar Financial, Inc. (a)(b)	324,915	3,772,263
JBG SMITH Properties	381,771	12,495,365
Jernigan Capital, Inc. (a)	56,379	1,096,008
Kilroy Realty Corp.	434,125	30,054,474
Kite Realty Group Trust	368,788	7,420,015
Lamar Advertising Co. Class A (a)	369,898	24,620,411
LaSalle Hotel Properties (SBI)	502,397	14,258,027
Lexington Corporate Properties Trust	992,662	9,787,647
Liberty Property Trust (SBI)	646,272	27,531,187
Life Storage, Inc. (a)	203,317	14,962,098
LTC Properties, Inc.	177,746	8,643,788
Mack-Cali Realty Corp.	396,996	9,087,238
MedEquities Realty Trust, Inc.	126,218	1,447,720
Medical Properties Trust, Inc.	1,644,179	21,637,396
Monmouth Real Estate Investment Corp. Class A	324,781	5,277,691
Monogram Residential Trust, Inc.	731,984	8,783,808
National Health Investors, Inc.	182,751	14,652,975
National Retail Properties, Inc.	671,278	28,079,559
National Storage Affiliates Trust	193,790	4,325,393
New Senior Investment Group, Inc.	367,840	3,395,163
NexPoint Residential Trust, Inc.	89,410	2,083,253
NorthStar Realty Europe Corp.	240,392	2,988,073
Omega Healthcare Investors, Inc. (a)	864,330	27,546,197
One Liberty Properties, Inc.	69,690	1,673,257
Outfront Media, Inc.	624,123	13,730,706
Paramount Group, Inc.	808,735	12,761,838
Parkway, Inc.	194,212	4,459,108
Pebblebrook Hotel Trust (a)	308,222	10,353,177
Pennsylvania Real Estate Investment Trust (SBI)	334,752	3,357,563
Physicians Realty Trust	777,865	14,569,411
Piedmont Office Realty Trust, Inc. Class A	659,484	13,354,551
Potlatch Corp.	180,721	8,638,464
Power (REIT) (b)	1,227	7,816
Preferred Apartment Communities, Inc. Class A	147,693	2,686,536
PS Business Parks, Inc.	87,887	11,874,413
QTS Realty Trust, Inc. Class A	207,725	11,254,541
Quality Care Properties, Inc.	407,304	5,588,211
RAIT Financial Trust	372,193	307,878
Ramco-Gershenson Properties Trust (SBI)	344,393	4,528,768
Rayonier, Inc.	578,969	16,795,891
Retail Opportunity Investments Corp.	501,177	9,943,352
Retail Properties America, Inc.	1,050,675	14,005,498
Rexford Industrial Realty, Inc.	313,382	9,417,129
RLJ Lodging Trust	543,263	10,963,047
Ryman Hospitality Properties, Inc.	226,971	13,486,617
Sabra Health Care REIT, Inc. (a)	709,009	15,491,847
Saul Centers, Inc.	55,021	3,334,273
Select Income REIT	294,883	6,844,234
Senior Housing Properties Trust (SBI)	1,056,031	20,824,931
Seritage Growth Properties (a)	109,515	5,263,291
Sotherly Hotels, Inc.	42,144	255,393
Spirit Realty Capital, Inc.	2,148,486	18,691,828
Stag Industrial, Inc.	386,136	10,807,947
Starwood Waypoint Homes (a)	544,578	20,274,639
Store Capital Corp. (a)	741,559	18,820,767
Summit Hotel Properties, Inc.	470,212	6,977,946
Sun Communities, Inc.	312,268	28,200,923
Sunstone Hotel Investors, Inc.	985,377	15,568,957
Tanger Factory Outlet Centers, Inc. (a)	419,841	9,824,279
Taubman Centers, Inc.	268,239	14,012,805
Terreno Realty Corp.	217,476	7,883,505
The GEO Group, Inc. (a)	554,059	15,314,191
TIER REIT, Inc.	211,369	3,891,303
UMH Properties, Inc.	127,493	2,016,939
Universal Health Realty Income Trust (SBI)	72,078	5,457,025
Urban Edge Properties	461,372	11,603,506
Urstadt Biddle Properties, Inc. Class A	138,313	2,860,313
VEREIT, Inc.	4,330,126	36,546,263
Washington REIT (SBI)	340,901	11,202,007
Weingarten Realty Investors (SBI)	535,524	17,158,189
Wheeler REIT, Inc. (a)	34,375	360,250
Whitestone REIT Class B	165,726	2,078,204
WP Carey, Inc.	467,339	32,176,290
WP Glimcher, Inc.	812,804	6,786,913
Xenia Hotels & Resorts, Inc.	466,605	9,313,436
		1,676,762,935
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	202,930	8,807,162
Altisource Portfolio Solutions SA (a)(b)	53,097	1,209,550
American Realty Investments, Inc. (b)	2,022	16,803
Consolidated-Tomoka Land Co. (a)	23,055	1,277,247
Forestar Group, Inc. (b)	159,585	2,744,862
FRP Holdings, Inc. (b)	24,947	1,095,173
Griffin Industrial Realty, Inc.	7,963	273,529
HFF, Inc. (a)	155,341	5,923,152
Howard Hughes Corp. (b)	161,261	18,923,978
InterGroup Corp. (b)	845	20,280
J.W. Mays, Inc. (b)	15	548
Jones Lang LaSalle, Inc.	199,466	24,316,900
Kennedy-Wilson Holdings, Inc. (a)	406,490	7,845,257
Marcus & Millichap, Inc. (b)	70,870	1,866,007
Maui Land & Pineapple, Inc. (a)(b)	30,432	392,573
RE/MAX Holdings, Inc.	76,810	4,704,613
Realogy Holdings Corp.	613,126	20,784,971
Stratus Properties, Inc.	12,801	378,910
Tejon Ranch Co. (a)(b)	61,546	1,229,689
The St. Joe Co. (a)(b)	324,094	6,109,172
Transcontinental Realty Investors, Inc. (a)(b)	1,510	32,133
Trinity Place Holdings, Inc. (a)(b)	36,952	255,338
		108,207,847

TOTAL REAL ESTATE		1,784,970,782

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (b)	196,814	432,991
Atlantic Tele-Network, Inc.	51,425	3,114,812
Cincinnati Bell, Inc. (a)(b)	197,493	4,157,228
Cogent Communications Group, Inc. (a)	183,493	8,550,774
Consolidated Communications Holdings, Inc. (a)	296,400	5,468,580
Frontier Communications Corp. (a)	345,068	4,648,066
Fusion Telecommunications International (a)(b)	48,146	153,586
General Communications, Inc. Class A (b)	119,829	5,168,225
Globalstar, Inc. (a)(b)	1,469,589	2,821,611
Hawaiian Telcom Holdco, Inc. (b)	49,966	1,519,966
IDT Corp. Class B	79,718	1,172,652
Intelsat SA (a)(b)	174,158	672,250
Iridium Communications, Inc. (a)(b)	364,703	4,048,203
Lumos Networks Corp. (b)	98,569	1,772,271
Ooma, Inc. (a)(b)	86,590	848,582
ORBCOMM, Inc. (a)(b)	294,948	3,262,125
Pareteum Corp. (a)(b)	31,920	29,366
PDVWireless, Inc. (a)(b)	45,934	1,343,570
Straight Path Communications, Inc. Class B (b)	37,097	6,622,185
Vonage Holdings Corp. (b)	850,314	7,057,606
Windstream Holdings, Inc. (a)	861,501	1,783,307
Zayo Group Holdings, Inc. (a)(b)	444,051	15,173,223
		79,821,179
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (a)	21,048	231,107
Boingo Wireless, Inc. (b)	178,557	3,676,489
NII Holdings, Inc. (a)(b)	406,747	270,080
Shenandoah Telecommunications Co. (a)	205,715	7,416,026
Spok Holdings, Inc.	91,059	1,525,238
Sprint Corp. (a)(b)	2,819,911	23,264,266
T-Mobile U.S., Inc. (b)	1,275,415	82,532,105
Telephone & Data Systems, Inc.	410,485	12,031,315
U.S. Cellular Corp. (b)	67,085	2,594,848
		133,541,474

TOTAL TELECOMMUNICATION SERVICES		213,362,653

UTILITIES - 3.4%
Electric Utilities - 1.2%
Allete, Inc.	224,711	17,376,902
El Paso Electric Co.	183,416	10,188,759
Genie Energy Ltd. Class B (a)	65,626	403,600
Great Plains Energy, Inc.	919,114	28,207,609
Hawaiian Electric Industries, Inc.	484,372	16,187,712
IDACORP, Inc.	225,165	20,035,182
MGE Energy, Inc.	155,669	9,900,548
OGE Energy Corp.	867,451	30,985,350
Otter Tail Corp.	173,461	7,250,670
PNM Resources, Inc.	356,255	15,105,212
Portland General Electric Co.	390,160	18,536,502
Spark Energy, Inc. Class A, (a)	99,321	1,574,238
Vistra Energy Corp. (a)	1,296,991	22,956,741
Westar Energy, Inc.	625,499	32,094,354
		230,803,379
Gas Utilities - 1.1%
Atmos Energy Corp.	449,719	39,593,261
Chesapeake Utilities Corp.	69,170	5,495,557
Delta Natural Gas Co., Inc.	18,073	553,757
National Fuel Gas Co. (a)	376,505	21,829,760
New Jersey Resources Corp. (a)	377,291	16,468,752
Northwest Natural Gas Co.	149,735	9,927,431
ONE Gas, Inc.	231,055	17,384,578
RGC Resources, Inc.	50,846	1,400,807
South Jersey Industries, Inc.	346,161	12,420,257
Southwest Gas Holdings, Inc.	219,396	17,446,370
Spire, Inc.	217,359	16,627,964
UGI Corp.	761,594	37,630,360
WGL Holdings, Inc.	217,749	18,347,531
		215,126,385
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	1,598,019	23,490,879
Dynegy, Inc. (a)(b)	572,559	5,393,506
NRG Yield, Inc.:
Class A	127,027	2,310,621
Class C	303,396	5,612,826
Ormat Technologies, Inc.	163,348	9,382,709
Pattern Energy Group, Inc. (a)	304,672	7,653,361
TerraForm Global, Inc. (b)	196,426	991,951
Terraform Power, Inc. (a)(b)	328,140	4,580,834
U.S. Geothermal, Inc. (a)(b)	61,820	240,480
		59,657,167
Multi-Utilities - 0.5%
Avangrid, Inc.	258,239	12,607,228
Avista Corp.	284,493	14,622,940
Black Hills Corp. (a)	235,448	16,570,830
MDU Resources Group, Inc.	862,482	23,321,513
NorthWestern Energy Corp.	206,683	12,467,119
Unitil Corp.	68,493	3,415,061
Vectren Corp.	363,984	23,880,990
		106,885,681
Water Utilities - 0.3%
American States Water Co.	170,520	8,406,636
Aqua America, Inc.	779,968	26,050,931
AquaVenture Holdings Ltd. (a)	49,986	757,788
Artesian Resources Corp. Class A	30,130	1,117,522
Cadiz, Inc. (a)(b)	100,305	1,223,721
California Water Service Group	217,369	8,140,469
Connecticut Water Service, Inc.	54,452	2,953,476
Middlesex Water Co.	74,490	2,829,130
Pure Cycle Corp. (a)(b)	69,664	505,064
Select Energy Services, Inc. Class A	64,020	902,682
SJW Corp.	70,626	3,919,743
York Water Co.	57,282	1,884,578
		58,691,740

TOTAL UTILITIES		671,164,352

TOTAL COMMON STOCKS
(Cost $14,931,968,895)		19,681,366,684
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,942,865)	6,000,000	5,943,170
	Shares	Value

Money Market Funds - 22.7%
Fidelity Cash Central Fund, 1.11% (f)	85,720,969	$85,738,113
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	4,395,375,201	4,395,814,739
TOTAL MONEY MARKET FUNDS
(Cost $4,481,552,852)		4,481,552,852
TOTAL INVESTMENT IN SECURITIES - 122.1%
(Cost $19,419,464,612)		24,168,862,706
NET OTHER ASSETS (LIABILITIES) - (22.1)%		(4,375,636,751)
NET ASSETS - 100%		$19,793,225,955
Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	268	Sept. 2017	$46,374,720	$690,012	$690,012
ICE Russell 2000 Mini Contracts (United States)	993	Sept. 2017	69,728,460	1,507,683	1,507,683
TOTAL FUTURES CONTRACTS					$2,197,695

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,785,243.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$308,998
Fidelity Securities Lending Cash Central Fund	14,405,015
Total	$14,714,013

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,837,294,528	$2,837,294,067	$461	$--
Consumer Staples	610,633,883	610,633,883	--	--
Energy	728,087,865	728,087,860	3	2
Financials	3,328,260,930	3,328,260,929	--	1
Health Care	2,281,656,612	2,279,809,922	--	1,846,690
Industrials	2,617,118,567	2,617,118,567	--	--
Information Technology	3,553,578,023	3,553,578,023	--	--
Materials	1,055,238,489	1,055,238,489	--	--
Real Estate	1,784,970,782	1,784,970,782	--	--
Telecommunication Services	213,362,653	213,362,653	--	--
Utilities	671,164,352	671,164,352	--	--
U.S. Government and Government Agency Obligations	5,943,170	--	5,943,170	--
Money Market Funds	4,481,552,852	4,481,552,852	--	--
Total Investments in Securities:	$24,168,862,706	$24,161,072,379	$5,943,634	$1,846,693
Derivative Instruments:
Assets
Futures Contracts	$2,197,695	$2,197,695	$--	$--
Total Assets	$2,197,695	$2,197,695	$--	$--
Total Derivative Instruments:	$2,197,695	$2,197,695	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,197,695	$0
Total Equity Risk	2,197,695	0
Total Value of Derivatives	$2,197,695	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,327,809,512) — See accompanying schedule: Unaffiliated issuers (cost $14,937,911,760)	$19,687,309,854
Fidelity Central Funds (cost $4,481,552,852)	4,481,552,852
Total Investment in Securities (cost $19,419,464,612)		$24,168,862,706
Cash		798,565
Receivable for investments sold		81,969,436
Receivable for fund shares sold		18,105,613
Dividends receivable		15,723,686
Distributions receivable from Fidelity Central Funds		2,581,609
Receivable for daily variation margin on futures contracts		1,022,175
Total assets		24,289,063,790
Liabilities
Payable for investments purchased	$86,775,789
Payable for fund shares redeemed	11,843,363
Accrued management fee	730,820
Other affiliated payables	370,811
Collateral on securities loaned	4,396,117,052
Total liabilities		4,495,837,835
Net Assets		$19,793,225,955
Net Assets consist of:
Paid in capital		$14,337,235,083
Undistributed net investment income		137,569,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		566,824,323
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,751,596,725
Net Assets		$19,793,225,955
Investor Class:
Net Asset Value, offering price and redemption price per share ($771,664,796 ÷ 13,007,867 shares)		$59.32
Premium Class:
Net Asset Value, offering price and redemption price per share ($16,377,117,514 ÷ 276,037,841 shares)		$59.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,644,443,645 ÷ 44,582,027 shares)		$59.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$129,802,141
Interest		20,272
Income from Fidelity Central Funds (including $14,405,015 from security lending)		14,714,013
Total income		144,536,426
Expenses
Management fee	$4,375,209
Transfer agent fees	2,245,723
Independent trustees' fees and expenses	39,494
Legal	16
Interest	4,279
Miscellaneous	31,272
Total expenses before reductions	6,695,993
Expense reductions	(17,441)	6,678,552
Net investment income (loss)		137,857,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	624,000,663
Fidelity Central Funds	(198,547)
Foreign currency transactions	449
Futures contracts	(10,029)
Total net realized gain (loss)		623,792,536
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(121,591,260)
Fidelity Central Funds	(115,568)
Assets and liabilities in foreign currencies	936
Futures contracts	(264,817)
Total change in net unrealized appreciation (depreciation)		(121,970,709)
Net gain (loss)		501,821,827
Net increase (decrease) in net assets resulting from operations		$639,679,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,857,874	$249,578,137
Net realized gain (loss)	623,792,536	737,078,558
Change in net unrealized appreciation (depreciation)	(121,970,709)	3,647,100,185
Net increase (decrease) in net assets resulting from operations	639,679,701	4,633,756,880
Distributions to shareholders from net investment income	(35,010,454)	(236,121,884)
Distributions to shareholders from net realized gain	(193,561,721)	(605,807,215)
Total distributions	(228,572,175)	(841,929,099)
Share transactions - net increase (decrease)	124,966,400	1,125,097,806
Redemption fees	–	367,317
Total increase (decrease) in net assets	536,073,926	4,917,292,904
Net Assets
Beginning of period	19,257,152,029	14,339,859,125
End of period	$19,793,225,955	$19,257,152,029
Other Information
Undistributed net investment income end of period	$137,569,824	$34,722,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.10	$46.00	$57.40	$55.29	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.40	.77	.75	.74	.67	.73
Net realized and unrealized gain (loss)	1.50	14.00	(8.99)	3.62	13.09	4.61
Total from investment operations	1.90	14.77	(8.24)	4.36	13.76	5.34
Distributions from net investment income	(.10)	(.74)	(.71)	(.70)	(.54)	(.70)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.68)	(2.67)	(3.16)	(2.25)	(1.60)	(1.88)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$59.32	$58.10	$46.00	$57.40	$55.29	$43.12
Total ReturnE,F	3.33%	32.50%	(14.86)%	8.23%	32.38%	14.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.39%I	1.47%	1.39%	1.36%	1.35%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$771,665	$815,223	$1,392,793	$1,992,558	$1,803,152	$971,857
Portfolio turnover rateJ	14%I	12%	12%K	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.11	$46.00	$57.40	$55.30	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.41	.80	.77	.76	.68	.75
Net realized and unrealized gain (loss)	1.50	13.99	(8.99)	3.61	13.11	4.60
Total from investment operations	1.91	14.79	(8.22)	4.37	13.79	5.35
Distributions from net investment income	(.10)	(.75)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.69)C	(2.68)	(3.18)	(2.27)	(1.62)	(1.89)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$59.33	$58.11	$46.00	$57.40	$55.30	$43.12
Total ReturnE,F	3.34%	32.56%	(14.83)%	8.24%	32.44%	14.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.42%I	1.49%	1.42%	1.39%	1.38%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,377,118	$16,222,551	$11,837,818	$13,356,931	$12,280,754	$7,173,852
Portfolio turnover rateJ	14%I	12%	12%K	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.581 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.09	$45.99	$57.39	$55.28	$43.11	$39.66
Income from Investment Operations
Net investment income (loss)B	.42	.81	.76	.76	.72	.75
Net realized and unrealized gain (loss)	1.50	13.98	(8.98)	3.63	13.06	4.60
Total from investment operations	1.92	14.79	(8.22)	4.39	13.78	5.35
Distributions from net investment income	(.11)	(.76)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.69)	(2.69)	(3.18)	(2.28)C	(1.62)	(1.90)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	.01	–E
Net asset value, end of period	$59.32	$58.09	$45.99	$57.39	$55.28	$43.11
Total ReturnF,G	3.36%	32.58%	(14.83)%	8.27%	32.44%	14.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%J	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%J	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.44%J	1.52%	1.43%	1.40%	1.39%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,644,444	$2,219,377	$1,109,249	$754,325	$95,747	$226
Portfolio turnover rateK	14%J	12%	12%L	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8	1.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.0	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.9
Sanofi SA (France, Pharmaceuticals)	0.8	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
	10.8

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.5
Industrials	13.8	14.2
Consumer Discretionary	11.9	11.9
Consumer Staples	11.2	10.7
Health Care	9.8	10.6
Materials	7.7	7.9
Information Technology	6.1	5.2
Energy	4.6	4.9
Telecommunication Services	3.9	4.1
Real Estate	3.9	4.1

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	22.7%
United Kingdom	15.9%
France	9.7%
Germany	9.2%
Switzerland	8.1%
Australia	6.8%
Netherlands	4.3%
Spain	3.4%
Sweden	2.8%
Other*	17.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

As of February 28, 2017
Japan	23.7%
United Kingdom	16.3%
Germany	9.1%
France	9.0%
Switzerland	8.6%
Australia	7.4%
Netherlands	4.0%
Spain	3.0%
Sweden	2.8%
Other*	16.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	920,637	$17,557,331
Alumina Ltd.	3,363,689	5,668,805
Amcor Ltd.	1,590,436	20,368,148
AMP Ltd.	4,057,901	16,451,725
APA Group unit	1,519,960	10,705,469
Aristocrat Leisure Ltd.	739,136	12,438,987
ASX Ltd.	264,789	11,509,813
Aurizon Holdings Ltd.	2,805,492	11,061,920
Australia & New Zealand Banking Group Ltd.	4,023,628	94,038,343
Bank of Queensland Ltd.	532,820	5,332,687
Bendigo & Adelaide Bank Ltd.	647,979	6,155,575
BHP Billiton Ltd.	4,400,808	95,801,918
BlueScope Steel Ltd.	782,814	6,764,379
Boral Ltd.	1,608,384	8,528,161
Brambles Ltd.	2,177,259	16,113,860
Caltex Australia Ltd.	355,143	9,426,696
Challenger Ltd.	779,909	7,774,658
Cimic Group Ltd.	133,601	4,465,967
Coca-Cola Amatil Ltd.	787,550	5,039,806
Cochlear Ltd.	78,514	9,749,801
Commonwealth Bank of Australia	2,361,652	142,306,561
Computershare Ltd.	634,239	7,083,846
Crown Ltd.	549,809	5,070,020
CSL Ltd.	624,242	63,776,916
DEXUS Property Group unit	1,394,004	10,627,288
Dominos Pizza Enterprises Ltd. (a)	83,801	2,874,550
Flight Centre Travel Group Ltd. (a)	75,350	2,896,140
Fortescue Metals Group Ltd.	2,128,690	10,170,135
Goodman Group unit	2,451,540	16,155,981
Harvey Norman Holdings Ltd. (a)	745,850	2,419,087
Healthscope Ltd.	2,383,050	3,296,266
Incitec Pivot Ltd.	2,315,980	6,130,824
Insurance Australia Group Ltd.	3,240,460	16,512,184
Lendlease Group unit	754,035	9,938,386
Macquarie Group Ltd.	443,097	30,574,429
Medibank Private Ltd.	3,767,888	9,105,659
Mirvac Group unit	5,069,616	9,349,812
National Australia Bank Ltd.	3,666,536	88,024,326
Newcrest Mining Ltd.	1,050,002	19,072,874
Orica Ltd.	514,007	8,307,039
Origin Energy Ltd. (b)	2,408,159	14,644,900
Qantas Airways Ltd.	709,284	3,225,195
QBE Insurance Group Ltd.	1,877,903	15,585,239
Ramsay Health Care Ltd.	192,926	10,476,467
realestate.com.au Ltd.	72,331	3,812,219
Rio Tinto Ltd.	580,955	31,330,559
Santos Ltd. (b)	2,567,471	7,674,202
Scentre Management Ltd. A/S Trustee South Carolina unit	7,294,932	22,384,550
SEEK Ltd.	452,505	6,025,291
Sonic Healthcare Ltd.	540,120	9,403,168
South32 Ltd.	7,291,880	16,926,306
SP AusNet	2,411,989	3,336,295
Stockland Corp. Ltd. unit	3,300,498	11,623,128
Suncorp Group Ltd.	1,767,489	18,308,002
Sydney Airport unit	1,504,637	8,851,223
Tabcorp Holdings Ltd.	1,125,519	3,677,346
Tatts Group Ltd.	1,934,665	6,321,024
Telstra Corp. Ltd.	5,721,256	16,691,573
The GPT Group unit	2,462,308	9,787,059
TPG Telecom Ltd. (a)	497,555	2,171,467
Transurban Group unit	2,812,863	27,190,799
Treasury Wine Estates Ltd.	1,011,589	11,644,276
Vicinity Centers unit	4,600,704	9,582,204
Wesfarmers Ltd.	1,547,469	52,429,440
Westfield Corp. unit	2,704,659	15,975,010
Westpac Banking Corp.	4,599,902	114,480,295
Woodside Petroleum Ltd.	1,039,603	23,826,046
Woolworths Ltd.	1,761,446	36,406,799

TOTAL AUSTRALIA		1,352,436,454

Austria - 0.2%
Andritz AG	99,736	5,427,181
Erste Group Bank AG	411,341	17,381,223
OMV AG	202,168	11,621,998
Raiffeisen International Bank-Holding AG (b)	203,883	6,689,157
Voestalpine AG	154,581	8,021,473

TOTAL AUSTRIA		49,141,032

Bailiwick of Jersey - 1.2%
Experian PLC	1,291,591	25,971,118
Glencore Xstrata PLC	16,760,360	77,913,793
Randgold Resources Ltd.	129,110	13,243,867
Shire PLC	1,239,436	61,645,885
Wolseley PLC	346,398	20,618,091
WPP PLC	1,754,371	31,994,645

TOTAL BAILIWICK OF JERSEY		231,387,399

Belgium - 1.2%
Ageas	266,883	12,393,901
Anheuser-Busch InBev SA NV	1,043,907	123,630,955
Colruyt NV	87,893	4,883,709
Groupe Bruxelles Lambert SA	109,589	11,155,654
KBC Groep NV	343,242	28,206,517
Proximus	206,915	7,294,825
Solvay SA Class A	101,330	14,698,558
Telenet Group Holding NV (b)	71,725	4,855,846
UCB SA	173,608	11,964,221
Umicore SA	130,068	9,716,176

TOTAL BELGIUM		228,800,362

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	901,450	8,166,988
Hongkong Land Holdings Ltd.	1,613,100	11,953,071
Jardine Matheson Holdings Ltd.	293,200	19,266,172
Jardine Strategic Holdings Ltd.	303,800	13,321,630
Kerry Properties Ltd.	891,181	3,530,219
Li & Fung Ltd.	8,097,246	3,652,465
NWS Holdings Ltd.	2,090,104	4,016,888
Shangri-La Asia Ltd.	1,725,380	2,888,219
Yue Yuen Industrial (Holdings) Ltd.	999,500	4,329,687

TOTAL BERMUDA		71,125,339

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,886,665	2,320,177
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	365,429	4,520,145
Cheung Kong Property Holdings Ltd.	3,638,425	31,940,683
CK Hutchison Holdings Ltd.	3,696,925	48,374,293
Melco Crown Entertainment Ltd. sponsored ADR	335,781	7,370,393
MGM China Holdings Ltd.	1,267,200	2,539,015
Sands China Ltd.	3,310,800	14,828,424
WH Group Ltd.	10,985,000	11,482,260
Wynn Macau Ltd.	2,145,200	4,709,393

TOTAL CAYMAN ISLANDS		125,764,606

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	5,150	10,081,795
Series B	8,969	18,491,155
Carlsberg A/S Series B	146,830	16,851,483
Christian Hansen Holding A/S	135,142	11,627,142
Coloplast A/S Series B	162,658	13,330,288
Danske Bank A/S	1,010,766	39,282,894
DONG Energy A/S	200,360	10,429,554
DSV de Sammensluttede Vognmaend A/S	260,519	18,473,419
Genmab A/S (b)	78,542	18,330,050
H Lundbeck A/S	94,965	6,048,416
ISS Holdings A/S	228,827	8,904,230
Novo Nordisk A/S Series B	2,481,675	118,251,367
Novozymes A/S Series B	316,304	16,090,248
Pandora A/S	152,278	16,184,877
TDC A/S	1,110,609	6,616,704
Tryg A/S	154,486	3,570,759
Vestas Wind Systems A/S	303,438	27,636,713
William Demant Holding A/S (b)	164,772	4,359,738

TOTAL DENMARK		364,560,832

Finland - 1.0%
Elisa Corp. (A Shares)	193,962	8,474,106
Fortum Corp.	607,099	10,898,633
Kone Oyj (B Shares)	462,541	25,097,804
Metso Corp.	155,057	5,138,919
Neste Oyj	174,855	7,710,103
Nokia Corp.	7,996,887	49,603,043
Nokian Tyres PLC	157,566	6,660,769
Orion Oyj (B Shares)	140,873	6,671,196
Sampo Oyj (A Shares)	612,307	32,320,351
Stora Enso Oyj (R Shares)	753,429	9,901,992
UPM-Kymmene Corp.	731,892	19,046,199
Wartsila Corp. (a)	202,977	14,002,689

TOTAL FINLAND		195,525,804

France - 9.5%
Accor SA	253,486	11,738,558
Aeroports de Paris	40,593	7,241,342
Air Liquide SA	243,898	29,775,226
Alstom SA	209,933	7,466,203
Arkema SA	92,747	10,078,286
Atos Origin SA	129,168	19,928,339
AXA SA	2,656,865	77,034,637
BIC SA	39,151	4,705,008
BNP Paribas SA	1,537,777	116,996,626
Bollore Group	1,191,050	5,532,589
Bouygues SA	292,469	13,263,526
Bureau Veritas SA	362,872	8,628,820
Capgemini SA	219,848	24,373,802
Carrefour SA	795,894	16,050,176
Casino Guichard Perrachon SA	75,070	4,268,619
CNP Assurances	233,438	5,418,977
Compagnie de St. Gobain	684,743	37,558,142
Credit Agricole SA	1,559,436	27,523,515
Danone SA	808,280	63,680,311
Dassault Aviation SA	3,371	5,149,892
Dassault Systemes SA	176,093	17,346,875
Edenred SA	304,511	8,236,116
EDF SA	569,201	6,030,687
EDF SA (b)	200,740	2,126,841
Eiffage SA	100,316	10,365,759
ENGIE	2,334,343	38,960,439
Essilor International SA	284,059	35,861,660
Eurazeo SA	59,642	4,933,847
Eutelsat Communications	239,381	6,957,570
Fonciere des Regions	44,937	4,443,851
Gecina SA	64,114	9,990,879
Groupe Eurotunnel SA	636,765	7,591,740
Hermes International SCA	43,386	22,947,590
ICADE	49,334	4,384,756
Iliad SA	36,177	9,343,366
Imerys SA	48,916	4,303,349
Ingenico SA	80,416	7,983,984
Ipsen SA	51,329	6,895,655
JCDecaux SA	102,845	3,367,488
Kering SA	103,804	38,962,716
Klepierre SA	301,591	12,153,132
L'Oreal SA (b)	201,944	42,635,691
L'Oreal SA	143,136	30,238,989
Lagardere S.C.A. (Reg.)	162,556	5,222,964
Legrand SA	365,677	25,631,652
LVMH Moet Hennessy - Louis Vuitton SA	382,040	100,350,330
Michelin CGDE Series B	234,012	31,897,363
Natixis SA	1,286,734	9,662,547
Orange SA (b)	2,733,088	46,404,116
Pernod Ricard SA	290,940	39,760,925
Peugeot Citroen SA	665,374	14,047,796
Publicis Groupe SA	282,150	19,040,594
Remy Cointreau SA	30,252	3,454,774
Renault SA	243,179	21,523,763
Rexel SA	413,493	6,177,646
Safran SA	428,571	41,626,594
Sanofi SA	1,593,085	155,326,333
Schneider Electric SA	771,028	62,176,431
SCOR SE	235,349	9,862,027
SEB SA	30,826	5,599,933
Societe Generale Series A	1,051,234	58,808,045
Sodexo SA	41,362	4,826,938
Sodexo SA (b)	6,851	799,510
Sodexo SA	77,845	9,084,497
Suez Environnement SA	500,064	9,486,124
Thales SA	145,047	16,058,422
Total SA	3,194,328	165,745,208
Unibail-Rodamco	136,049	34,586,458
Valeo SA	327,289	21,888,918
Veolia Environnement SA	655,650	15,384,020
VINCI SA	687,097	63,268,790
Vivendi SA	1,410,006	32,353,890
Wendel SA	38,565	6,112,877
Zodiac Aerospace	279,198	8,078,283

TOTAL FRANCE		1,876,723,342

Germany - 8.7%
adidas AG	258,010	57,912,756
Allianz SE	626,145	134,199,352
Axel Springer Verlag AG	66,525	4,118,124
BASF AG	1,258,918	121,947,505
Bayer AG	1,133,123	145,009,575
Bayerische Motoren Werke AG (BMW)	450,889	41,867,343
Beiersdorf AG	138,230	14,757,373
Brenntag AG	212,194	11,244,772
Commerzbank AG (b)	1,458,038	18,120,931
Continental AG	150,584	33,979,249
Covestro AG	152,032	11,946,919
Daimler AG (Germany)	1,319,198	96,157,996
Deutsche Bank AG	2,834,762	45,456,433
Deutsche Borse AG	264,399	28,261,743
Deutsche Lufthansa AG	317,735	7,969,678
Deutsche Post AG	1,360,789	56,447,202
Deutsche Telekom AG	4,486,799	81,143,502
Deutsche Wohnen AG (Bearer)	485,197	20,608,867
E.ON AG	3,014,649	34,118,203
Evonik Industries AG	222,831	7,223,279
Fraport AG Frankfurt Airport Services Worldwide	57,324	5,656,526
Fresenius Medical Care AG & Co. KGaA	294,228	27,601,437
Fresenius SE & Co. KGaA	568,428	48,105,545
GEA Group AG	249,575	10,992,943
Hannover Reuck SE	81,879	9,922,737
HeidelbergCement Finance AG	204,132	19,598,671
Henkel AG & Co. KGaA	142,773	17,285,351
Hochtief AG	26,181	4,614,300
Hugo Boss AG	88,183	7,464,947
Infineon Technologies AG	1,554,075	35,889,710
Innogy SE	189,647	8,358,959
K&S AG (a)	261,329	6,228,204
KION Group AG	95,000	8,665,167
Lanxess AG	125,115	9,331,288
Linde AG	254,540	48,873,058
MAN SE	49,165	5,519,820
Merck KGaA	176,943	19,433,812
Metro Wholesale & Food Specialist AG	241,610	4,722,796
Muenchener Rueckversicherungs AG	220,497	45,515,879
OSRAM Licht AG	117,323	9,634,241
ProSiebenSat.1 Media AG	319,930	10,731,749
RWE AG	710,003	17,711,649
SAP SE	1,347,022	141,372,352
Schaeffler AG	223,006	3,143,254
Siemens AG	1,048,104	137,206,281
Symrise AG	168,134	12,289,524
Telefonica Deutschland Holding AG	1,015,462	5,495,463
Thyssenkrupp AG	503,346	15,094,056
TUI AG	375,389	6,349,235
TUI AG	277,478	4,675,732
United Internet AG	168,446	9,996,248
Volkswagen AG	45,299	7,003,088
Vonovia SE	643,005	27,177,846
Zalando SE (b)	152,097	7,203,626

TOTAL GERMANY		1,731,356,296

Hong Kong - 2.4%
AIA Group Ltd.	16,517,000	126,741,316
Bank of East Asia Ltd.	1,655,112	7,582,119
BOC Hong Kong (Holdings) Ltd.	5,067,566	25,804,876
CLP Holdings Ltd.	2,246,157	23,722,311
Galaxy Entertainment Group Ltd.	3,216,000	20,177,695
Hang Lung Group Ltd.	1,202,000	4,531,067
Hang Lung Properties Ltd.	2,943,423	7,161,329
Hang Seng Bank Ltd.	1,047,401	24,091,260
Henderson Land Development Co. Ltd.	1,703,407	10,556,846
HK Electric Investments & HK Electric Investments Ltd. unit	3,632,000	3,332,302
Hong Kong & China Gas Co. Ltd.	11,475,384	21,726,725
Hong Kong Exchanges and Clearing Ltd.	1,592,664	43,470,981
Hysan Development Co. Ltd.	847,677	3,921,146
i-CABLE Communications Ltd. (b)	1,306,203	48,404
Link (REIT)	3,028,308	24,998,076
MTR Corp. Ltd.	2,015,706	11,783,989
New World Development Co. Ltd.	7,908,651	10,813,349
PCCW Ltd.	5,694,863	3,172,808
Power Assets Holdings Ltd.	1,899,676	16,749,531
Sino Land Ltd.	4,235,610	7,328,391
SJM Holdings Ltd.	2,650,000	2,312,813
Sun Hung Kai Properties Ltd.	1,979,676	33,037,816
Swire Pacific Ltd. (A Shares)	719,384	7,321,846
Swire Properties Ltd.	1,596,400	5,528,216
Techtronic Industries Co. Ltd.	1,880,000	9,729,419
Wharf Holdings Ltd.	1,658,585	15,800,085
Wheelock and Co. Ltd.	1,108,000	8,289,736

TOTAL HONG KONG		479,734,452

Ireland - 0.5%
Bank Ireland Group PLC (b)	1,249,039	10,408,429
CRH PLC	1,137,469	39,727,174
DCC PLC (United Kingdom)	120,817	11,006,295
James Hardie Industries PLC CDI	603,763	8,490,517
Kerry Group PLC Class A	216,328	20,146,389
Paddy Power Betfair PLC (Ireland)	108,563	9,536,533
Ryanair Holdings PLC (b)	250,317	5,345,110

TOTAL IRELAND		104,660,447

Isle of Man - 0.0%
Genting Singapore PLC	8,232,259	7,194,385
Israel - 0.5%
Azrieli Group	57,870	3,337,536
Bank Hapoalim BM (Reg.)	1,455,750	9,801,129
Bank Leumi le-Israel BM	1,973,969	10,343,509
Bezeq The Israel Telecommunication Corp. Ltd.	2,794,956	4,117,569
Check Point Software Technologies Ltd. (a)(b)	179,988	20,135,258
Elbit Systems Ltd. (Israel)	32,257	4,441,638
Frutarom Industries Ltd.	52,736	4,049,371
Israel Chemicals Ltd.	707,051	3,049,947
Mizrahi Tefahot Bank Ltd.	190,167	3,389,472
NICE Systems Ltd.	73,481	5,691,497
NICE Systems Ltd. sponsored ADR (a)	8,696	680,201
Taro Pharmaceutical Industries Ltd. (a)(b)	18,773	1,968,161
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,250,141	19,827,236

TOTAL ISRAEL		90,832,524

Italy - 2.0%
Assicurazioni Generali SpA	1,706,203	30,548,486
Atlantia SpA	620,596	19,947,290
Enel SpA	11,129,028	67,423,830
Eni SpA	3,481,372	54,678,632
Intesa Sanpaolo SpA	17,306,138	58,590,090
Intesa Sanpaolo SpA (Risparmio Shares)	1,351,357	4,269,551
Leonardo SpA	552,467	9,345,694
Luxottica Group SpA	231,944	13,350,292
Mediobanca SpA	773,131	7,933,622
Poste Italiane SpA	704,621	5,120,972
Prysmian SpA	279,855	8,801,912
Recordati SpA	142,226	6,091,880
Saipem SpA (b)	814,279	3,022,460
Snam Rete Gas SpA	3,209,312	15,625,949
Telecom Italia SpA (b)	15,591,179	14,961,152
Terna SpA	1,996,120	11,786,354
UniCredit SpA (b)	2,741,790	55,781,143
Unipolsai SpA	1,502,092	3,410,031

TOTAL ITALY		390,689,340

Japan - 22.7%
ABC-MART, Inc.	43,500	2,235,639
ACOM Co. Ltd. (b)	553,400	2,265,248
AEON Co. Ltd.	859,600	12,682,687
AEON Financial Service Co. Ltd.	151,900	3,220,802
AEON MALL Co. Ltd.	150,940	2,713,034
Air Water, Inc.	205,700	3,794,602
Aisin Seiki Co. Ltd.	251,600	12,656,097
Ajinomoto Co., Inc.	742,466	14,665,620
Alfresa Holdings Corp.	256,100	4,819,856
All Nippon Airways Ltd.	1,562,000	5,794,184
Alps Electric Co. Ltd.	271,500	7,458,316
Amada Holdings Co. Ltd.	463,400	5,087,768
Aozora Bank Ltd.	1,611,000	6,096,111
Asahi Glass Co. Ltd.	277,235	10,818,558
Asahi Group Holdings	529,603	23,070,621
Asahi Kasei Corp.	1,726,727	20,685,855
Asics Corp.	220,100	3,317,467
Astellas Pharma, Inc.	2,948,500	37,243,597
Bandai Namco Holdings, Inc.	271,550	9,102,304
Bank of Kyoto Ltd.	419,000	3,876,136
Benesse Holdings, Inc.	99,100	3,813,099
Bridgestone Corp.	889,779	38,194,088
Brother Industries Ltd.	322,500	7,644,836
Calbee, Inc.	109,400	3,741,702
Canon, Inc.	1,460,944	51,208,634
Casio Computer Co. Ltd.	288,400	4,076,714
Central Japan Railway Co.	197,600	33,486,042
Chiba Bank Ltd.	953,674	6,384,719
Chubu Electric Power Co., Inc.	874,764	11,434,355
Chugai Pharmaceutical Co. Ltd.	307,125	12,487,822
Chugoku Electric Power Co., Inc.	379,900	4,381,800
Coca-Cola West Co. Ltd.	169,300	5,805,803
Concordia Financial Group Ltd.	1,689,484	8,082,045
Credit Saison Co. Ltd.	216,452	3,927,973
CYBERDYNE, Inc. (a)(b)	146,600	1,928,263
Dai Nippon Printing Co. Ltd.	723,242	8,539,302
Dai-ichi Mutual Life Insurance Co.	1,475,600	23,757,784
Daicel Chemical Industries Ltd.	384,800	4,903,850
Daiichi Sankyo Kabushiki Kaisha	791,470	18,711,334
Daikin Industries Ltd.	341,194	34,124,055
Dainippon Sumitomo Pharma Co. Ltd.	217,600	2,957,151
Daito Trust Construction Co. Ltd.	95,963	17,008,587
Daiwa House Industry Co. Ltd.	773,584	27,070,338
Daiwa House REIT Investment Corp.	1,936	4,733,677
Daiwa Securities Group, Inc.	2,271,985	12,437,173
DeNA Co. Ltd.	142,800	3,055,129
DENSO Corp.	652,138	31,653,326
Dentsu, Inc.	296,500	12,406,422
Disco Corp.	39,300	7,046,009
Don Quijote Holdings Co. Ltd.	162,800	6,182,653
East Japan Railway Co.	453,500	41,602,288
Eisai Co. Ltd.	364,278	18,867,503
Electric Power Development Co. Ltd.	198,580	5,437,084
FamilyMart Co. Ltd.	112,000	6,071,952
Fanuc Corp.	265,472	51,576,563
Fast Retailing Co. Ltd.	72,500	20,753,855
Fuji Electric Co. Ltd.	762,153	4,201,253
Fujifilm Holdings Corp.	574,205	22,574,376
Fujitsu Ltd.	2,691,075	19,952,656
Fukuoka Financial Group, Inc.	1,060,300	4,658,434
Hakuhodo DY Holdings, Inc.	320,800	4,368,378
Hamamatsu Photonics K.K.	195,700	6,061,386
Hankyu Hanshin Holdings, Inc.	331,800	12,646,036
Hikari Tsushin, Inc.	29,500	3,660,163
Hino Motors Ltd.	353,600	4,062,371
Hirose Electric Co. Ltd.	43,712	6,051,727
Hiroshima Bank Ltd.	669,000	2,689,753
Hisamitsu Pharmaceutical Co., Inc.	84,800	4,080,520
Hitachi Chemical Co. Ltd.	142,300	3,852,138
Hitachi Construction Machinery Co. Ltd.	147,100	4,154,687
Hitachi High-Technologies Corp.	95,100	3,395,347
Hitachi Ltd.	6,620,271	45,586,439
Hitachi Metals Ltd.	290,300	3,879,117
Honda Motor Co. Ltd.	2,356,160	65,996,106
Hoshizaki Corp.	74,100	6,450,512
Hoya Corp.	533,516	30,549,718
Hulic Co. Ltd.	405,800	4,019,795
Idemitsu Kosan Co. Ltd.	184,700	4,512,705
IHI Corp. (b)	2,122,185	7,026,655
Iida Group Holdings Co. Ltd.	203,100	3,452,894
INPEX Corp.	1,302,800	12,455,022
Isetan Mitsukoshi Holdings Ltd.	462,287	4,760,166
Isuzu Motors Ltd.	782,900	10,240,690
Itochu Corp.	2,048,286	33,462,698
J. Front Retailing Co. Ltd.	330,200	4,610,515
Japan Airlines Co. Ltd.	159,400	5,477,902
Japan Airport Terminal Co. Ltd.	64,100	2,326,457
Japan Exchange Group, Inc.	710,200	12,099,919
Japan Post Bank Co. Ltd.	551,800	7,027,061
Japan Post Holdings Co. Ltd.	612,800	7,614,361
Japan Prime Realty Investment Corp.	1,125	4,042,161
Japan Real Estate Investment Corp.	1,721	8,923,182
Japan Retail Fund Investment Corp.	3,491	6,424,062
Japan Tobacco, Inc.	1,507,400	51,610,985
JFE Holdings, Inc.	713,875	14,104,121
JGC Corp.	285,017	4,581,116
JSR Corp.	264,716	5,157,790
JTEKT Corp.	305,100	4,082,431
JX Holdings, Inc.	4,217,900	20,426,706
Kajima Corp.	1,226,317	11,255,322
Kakaku.com, Inc.	197,000	2,453,204
Kamigumi Co. Ltd.	320,663	3,549,796
Kaneka Corp.	377,559	2,939,833
Kansai Electric Power Co., Inc.	966,236	13,535,302
Kansai Paint Co. Ltd.	287,900	7,303,890
Kao Corp.	677,650	42,298,033
Kawasaki Heavy Industries Ltd.	2,054,945	6,318,019
KDDI Corp.	2,512,600	67,785,794
Keihan Electric Railway Co., Ltd.	670,000	4,040,660
Keihin Electric Express Railway Co. Ltd.	643,061	6,832,176
Keio Corp.	789,410	6,570,338
Keisei Electric Railway Co.	189,600	5,165,343
Keyence Corp.	133,224	69,390,151
Kikkoman Corp.	201,149	6,303,346
Kintetsu Group Holdings Co. Ltd.	2,472,100	9,332,074
Kirin Holdings Co. Ltd.	1,188,856	26,997,580
Kobe Steel Ltd. (b)	422,200	5,084,757
Koito Manufacturing Co. Ltd.	154,300	9,614,363
Komatsu Ltd.	1,264,345	34,122,079
Konami Holdings Corp.	127,500	6,645,518
Konica Minolta, Inc.	652,600	5,212,014
Kose Corp.	41,600	5,221,995
Kubota Corp.	1,444,464	25,017,142
Kuraray Co. Ltd.	484,986	9,211,359
Kurita Water Industries Ltd.	139,100	4,004,653
Kyocera Corp.	439,204	26,367,821
Kyowa Hakko Kirin Co., Ltd.	353,289	6,205,495
Kyushu Electric Power Co., Inc. (a)	580,370	6,820,740
Kyushu Financial Group, Inc.	471,000	2,870,514
Kyushu Railway Co.	218,300	6,830,873
Lawson, Inc.	82,716	5,560,297
LINE Corp. (a)(b)	59,100	2,089,007
Lion Corp.	315,900	6,281,506
LIXIL Group Corp.	363,659	9,540,115
M3, Inc.	288,300	7,492,365
Mabuchi Motor Co. Ltd.	67,342	3,179,197
Makita Corp.	304,800	12,240,797
Marubeni Corp.	2,256,944	14,687,022
Marui Group Co. Ltd.	275,049	3,850,461
Maruichi Steel Tube Ltd.	77,000	2,279,847
Mazda Motor Corp.	781,500	11,478,986
McDonald's Holdings Co. (Japan) Ltd.	90,500	4,021,399
Mebuki Financial Group, Inc.	1,369,010	4,856,633
Medipal Holdings Corp.	233,600	4,120,166
Meiji Holdings Co. Ltd.	167,058	13,311,758
Minebea Mitsumi, Inc.	526,600	8,655,717
Miraca Holdings, Inc.	76,700	3,484,937
Misumi Group, Inc.	375,700	9,640,694
Mitsubishi Chemical Holdings Corp.	1,958,175	18,221,795
Mitsubishi Corp.	2,068,602	47,860,001
Mitsubishi Electric Corp.	2,645,806	39,157,014
Mitsubishi Estate Co. Ltd.	1,711,623	29,488,461
Mitsubishi Gas Chemical Co., Inc.	247,433	6,142,217
Mitsubishi Heavy Industries Ltd.	4,385,256	16,789,505
Mitsubishi Materials Corp.	151,993	5,454,245
Mitsubishi Motors Corp. of Japan	917,300	6,775,345
Mitsubishi Tanabe Pharma Corp.	306,700	7,532,542
Mitsubishi UFJ Financial Group, Inc.	16,497,730	100,529,794
Mitsubishi UFJ Lease & Finance Co. Ltd.	600,600	3,037,555
Mitsui & Co. Ltd.	2,335,823	34,941,201
Mitsui Chemicals, Inc.	1,259,683	7,539,650
Mitsui Fudosan Co. Ltd.	1,219,977	26,389,278
Mitsui OSK Lines Ltd.	1,569,285	5,038,956
mixi, Inc.	62,200	3,315,523
Mizuho Financial Group, Inc.	33,017,600	56,657,465
MS&AD Insurance Group Holdings, Inc.	660,684	21,809,453
Murata Manufacturing Co. Ltd.	262,154	40,157,123
Nabtesco Corp.	154,300	5,396,675
Nagoya Railroad Co. Ltd.	1,262,000	5,647,919
NEC Corp.	3,557,547	9,416,893
New Hampshire Foods Ltd.	235,740	6,926,276
Nexon Co. Ltd.	268,400	6,696,877
NGK Insulators Ltd.	358,409	6,693,170
NGK Spark Plug Co. Ltd.	235,000	4,478,328
Nidec Corp.	326,584	37,014,933
Nikon Corp.	463,938	7,651,063
Nintendo Co. Ltd.	155,296	51,795,831
Nippon Building Fund, Inc.	1,860	9,897,667
Nippon Electric Glass Co. Ltd.	115,900	4,406,804
Nippon Express Co. Ltd.	1,134,546	7,832,996
Nippon Paint Holdings Co. Ltd.	222,600	7,593,123
Nippon Prologis REIT, Inc.	2,354	5,113,342
Nippon Steel & Sumitomo Metal Corp.	1,057,463	25,245,023
Nippon Telegraph & Telephone Corp.	947,700	47,180,662
Nippon Yusen KK (b)	2,205,578	4,373,639
Nissan Chemical Industries Co. Ltd.	168,700	5,654,791
Nissan Motor Co. Ltd.	3,175,348	31,612,611
Nisshin Seifun Group, Inc.	268,823	4,672,950
Nissin Food Holdings Co. Ltd.	79,123	4,879,737
Nitori Holdings Co. Ltd.	109,600	16,928,258
Nitto Denko Corp.	225,894	19,927,412
NKSJ Holdings, Inc.	482,503	18,148,450
NOK Corp.	129,600	2,916,545
Nomura Holdings, Inc.	4,967,247	27,637,513
Nomura Real Estate Holdings, Inc.	171,500	3,542,789
Nomura Real Estate Master Fund, Inc.	5,237	6,921,691
Nomura Research Institute Ltd.	181,055	7,048,851
NSK Ltd.	579,876	6,883,506
NTT Data Corp.	861,800	9,312,943
NTT DOCOMO, Inc.	1,897,800	44,025,742
Obayashi Corp.	885,204	10,443,531
OBIC Co. Ltd.	88,900	5,571,665
Odakyu Electric Railway Co. Ltd.	403,700	7,821,722
Oji Holdings Corp.	1,177,352	6,179,398
Olympus Corp.	398,129	13,743,572
OMRON Corp.	264,260	13,268,888
Ono Pharmaceutical Co. Ltd.	561,400	11,444,011
Oracle Corp. Japan	53,100	3,926,893
Oriental Land Co. Ltd.	298,224	22,404,439
ORIX Corp.	1,811,780	28,997,379
Osaka Gas Co. Ltd.	2,549,525	9,974,537
Otsuka Corp.	71,400	4,728,176
Otsuka Holdings Co. Ltd.	534,200	21,521,552
Panasonic Corp.	3,022,973	40,296,869
Park24 Co. Ltd.	147,900	3,555,735
Pola Orbis Holdings, Inc.	126,000	4,051,576
Rakuten, Inc.	1,274,800	15,138,504
Recruit Holdings Co. Ltd.	1,509,900	30,092,245
Renesas Electronics Corp. (b)	670,000	6,758,812
Resona Holdings, Inc.	3,018,800	15,064,481
Ricoh Co. Ltd.	965,470	9,669,191
Rinnai Corp.	46,800	4,065,493
ROHM Co. Ltd.	129,144	10,055,693
Ryohin Keikaku Co. Ltd.	32,600	9,044,435
Sankyo Co. Ltd. (Gunma)	61,200	1,998,526
Santen Pharmaceutical Co. Ltd.	498,600	7,737,405
SBI Holdings, Inc. Japan	279,960	3,891,198
Secom Co. Ltd.	287,067	21,312,965
Sega Sammy Holdings, Inc.	245,500	3,528,358
Seibu Holdings, Inc.	257,400	4,427,556
Seiko Epson Corp.	383,600	9,843,413
Sekisui Chemical Co. Ltd.	555,493	10,358,490
Sekisui House Ltd.	823,367	14,260,161
Seven & i Holdings Co. Ltd.	1,028,400	40,804,956
Seven Bank Ltd.	820,900	3,113,797
Sharp Corp. (a)(b)	2,042,000	6,127,598
Shimadzu Corp.	343,300	6,311,087
Shimamura Co. Ltd.	30,500	3,723,200
SHIMANO, Inc.	101,400	13,706,317
SHIMIZU Corp.	753,616	7,787,400
Shin-Etsu Chemical Co. Ltd.	532,662	47,115,162
Shinsei Bank Ltd.	2,350,000	3,762,223
Shionogi & Co. Ltd.	405,091	21,353,548
Shiseido Co. Ltd.	520,150	21,570,599
Shizuoka Bank Ltd.	705,274	6,165,173
Showa Shell Sekiyu K.K.	252,600	2,768,754
SMC Corp.	78,371	26,882,889
SoftBank Corp.	1,130,930	92,070,385
Sohgo Security Services Co., Ltd.	98,700	4,313,945
Sony Corp.	1,730,485	68,472,413
Sony Financial Holdings, Inc.	237,700	3,766,529
Stanley Electric Co. Ltd.	198,425	6,587,995
Start Today Co. Ltd.	264,400	8,225,297
Subaru Corp.	842,300	29,543,901
Sumitomo Chemical Co. Ltd.	2,156,334	12,926,039
Sumitomo Corp.	1,625,142	23,009,356
Sumitomo Electric Industries Ltd.	1,028,406	16,108,747
Sumitomo Heavy Industries Ltd.	797,822	5,950,917
Sumitomo Metal Mining Co. Ltd.	673,065	11,601,930
Sumitomo Mitsui Financial Group, Inc.	1,839,500	68,490,627
Sumitomo Mitsui Trust Holdings, Inc.	453,172	15,689,022
Sumitomo Realty & Development Co. Ltd.	487,000	14,738,245
Sumitomo Rubber Industries Ltd.	250,500	4,153,923
Sundrug Co. Ltd.	99,700	4,130,927
Suntory Beverage & Food Ltd.	189,700	8,765,871
Suzuken Co. Ltd.	102,016	3,716,506
Suzuki Motor Corp.	470,900	23,670,291
Sysmex Corp.	214,800	13,247,319
T&D Holdings, Inc.	762,400	10,461,458
Taiheiyo Cement Corp.	1,648,000	6,356,047
Taisei Corp.	1,413,594	14,182,873
Taisho Pharmaceutical Holdings Co. Ltd.	48,057	3,750,662
Taiyo Nippon Sanso Corp.	188,800	2,203,397
Takashimaya Co. Ltd.	417,000	3,827,289
Takeda Pharmaceutical Co. Ltd.	974,142	53,848,737
TDK Corp.	177,825	11,921,319
Teijin Ltd.	256,168	5,200,955
Terumo Corp.	448,024	17,320,253
The Chugoku Bank Ltd.	222,100	2,994,062
The Hachijuni Bank Ltd.	554,700	3,380,625
The Suruga Bank Ltd.	237,300	5,076,905
THK Co. Ltd.	165,700	5,531,623
Tobu Railway Co. Ltd.	1,322,297	7,313,017
Toho Co. Ltd.	154,654	5,746,683
Toho Gas Co. Ltd.	503,000	3,317,187
Tohoku Electric Power Co., Inc.	617,390	8,446,396
Tokio Marine Holdings, Inc.	932,800	37,249,211
Tokyo Electric Power Co., Inc. (b)	1,974,518	7,992,546
Tokyo Electron Ltd.	214,918	30,223,607
Tokyo Gas Co. Ltd.	2,756,395	14,622,546
Tokyo Tatemono Co. Ltd.	280,000	3,448,583
Tokyu Corp.	723,977	10,536,801
Tokyu Fudosan Holdings Corp.	697,900	4,164,483
Toppan Printing Co. Ltd.	714,013	7,150,847
Toray Industries, Inc.	2,007,783	19,121,743
Toshiba Corp. (a)(b)	5,532,880	15,400,567
Tosoh Corp.	796,000	9,340,428
Toto Ltd.	193,792	7,377,264
Toyo Seikan Group Holdings Ltd.	226,300	3,732,041
Toyo Suisan Kaisha Ltd.	120,700	4,463,051
Toyoda Gosei Co. Ltd.	85,700	1,997,991
Toyota Industries Corp.	222,186	11,843,453
Toyota Motor Corp.	3,575,963	201,341,666
Toyota Tsusho Corp.	289,500	8,913,972
Trend Micro, Inc.	163,300	7,560,804
Tsuruha Holdings, Inc.	50,000	5,953,518
Unicharm Corp.	551,340	12,974,181
United Urban Investment Corp.	4,160	6,277,746
USS Co. Ltd.	298,700	5,871,567
West Japan Railway Co.	225,500	16,391,236
Yahoo! Japan Corp.	1,951,300	8,945,788
Yakult Honsha Co. Ltd.	120,366	8,343,011
Yamada Denki Co. Ltd.	861,950	4,665,123
Yamaguchi Financial Group, Inc.	270,000	3,055,260
Yamaha Corp.	228,343	7,955,189
Yamaha Motor Co. Ltd.	381,300	10,786,765
Yamato Holdings Co. Ltd.	477,932	10,190,318
Yamazaki Baking Co. Ltd.	179,300	3,398,928
Yaskawa Electric Corp.	345,100	10,453,295
Yokogawa Electric Corp.	313,000	4,877,146
Yokohama Rubber Co. Ltd.	163,100	3,019,134

TOTAL JAPAN		4,492,861,218

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	910,025	24,310,133
Eurofins Scientific SA	14,889	8,509,585
Millicom International Cellular SA (depository receipt)	90,720	5,659,617
RTL Group SA (a)	53,188	4,036,500
SES SA (France) (depositary receipt)	497,191	11,367,075
Tenaris SA	646,756	8,618,206

TOTAL LUXEMBOURG		62,501,116

Malta - 0.0%
BGP Holdings PLC (b)(c)	5,796,476	69
Mauritius - 0.0%
Golden Agri-Resources Ltd.	9,451,280	2,753,240
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	5,210,760	6,725,065
Netherlands - 4.3%
ABN AMRO Group NV GDR	513,708	14,395,738
AEGON NV	2,416,857	13,819,278
AerCap Holdings NV (b)	207,621	10,443,336
Airbus Group NV	794,305	66,895,578
Akzo Nobel NV	345,472	31,564,524
Altice NV:
Class A (b)	517,676	11,937,099
Class B (b)	142,213	3,288,603
ASML Holding NV (Netherlands)	511,462	79,851,938
CNH Industrial NV	1,396,858	15,847,338
EXOR NV	146,946	9,428,828
Ferrari NV	167,999	19,219,463
Fiat Chrysler Automobiles NV (b)	1,463,197	22,034,565
Gemalto NV	111,041	6,000,709
Heineken Holding NV	137,331	13,559,503
Heineken NV (Bearer)	315,272	33,076,560
ING Groep NV (Certificaten Van Aandelen)	5,312,556	94,302,085
Koninklijke Ahold Delhaize NV	1,753,174	31,514,696
Koninklijke Boskalis Westminster NV	123,239	4,027,186
Koninklijke DSM NV	250,352	18,993,550
Koninklijke KPN NV	4,671,578	16,522,489
Koninklijke Philips Electronics NV	1,279,385	48,519,323
NN Group NV	431,491	17,123,138
NXP Semiconductors NV (b)	455,232	51,423,007
QIAGEN NV (Germany)	299,129	9,598,625
Randstad Holding NV	162,280	9,486,410
RELX NV	1,321,096	27,743,190
STMicroelectronics NV (France)	874,158	15,203,606
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,232,032	132,882,324
Vopak NV	95,626	4,047,509
Wolters Kluwer NV	412,735	18,029,735

TOTAL NETHERLANDS		850,779,933

New Zealand - 0.2%
Auckland International Airport Ltd.	1,305,777	6,365,950
Contact Energy Ltd.	978,765	3,921,363
Fletcher Building Ltd.	960,900	5,629,798
Mercury Nz Ltd.	950,422	2,347,466
Meridian Energy Ltd.	1,746,786	3,699,867
Ryman Healthcare Group Ltd.	549,196	3,580,450
Spark New Zealand Ltd.	2,507,844	7,049,474

TOTAL NEW ZEALAND		32,594,368

Norway - 0.7%
DNB ASA	1,339,478	26,157,802
Gjensidige Forsikring ASA	275,248	4,818,113
Marine Harvest ASA (a)	525,678	10,441,802
Norsk Hydro ASA	1,848,240	13,341,339
Orkla ASA	1,113,299	11,430,116
Schibsted ASA:
(A Shares)	107,373	2,608,912
(B Shares)	118,297	2,714,231
Statoil ASA	1,557,667	29,477,107
Telenor ASA	1,029,298	20,843,485
Yara International ASA	243,146	9,944,667

TOTAL NORWAY		131,777,574

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,881,499	10,036,131
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(c)	2,598,658	31
Energias de Portugal SA	3,246,760	12,464,965
Galp Energia SGPS SA Class B	688,582	11,402,339
Jeronimo Martins SGPS SA	343,396	6,851,417

TOTAL PORTUGAL		30,718,752

Singapore - 1.2%
Ascendas Real Estate Investment Trust	3,351,783	6,575,274
CapitaCommercial Trust (REIT)	2,816,200	3,613,841
CapitaLand Ltd.	3,468,137	9,668,172
CapitaMall Trust	3,345,300	5,353,664
City Developments Ltd.	553,200	4,777,442
ComfortDelgro Corp. Ltd.	2,954,884	4,990,364
DBS Group Holdings Ltd.	2,442,508	37,143,342
Global Logistic Properties Ltd.	3,841,200	9,178,427
Hutchison Port Holdings Trust	7,131,900	3,245,015
Jardine Cycle & Carriage Ltd.	144,530	4,256,118
Keppel Corp. Ltd.	1,975,100	9,191,254
Oversea-Chinese Banking Corp. Ltd.	4,302,686	35,444,524
Sembcorp Industries Ltd.	1,341,130	2,947,430
Singapore Airlines Ltd.	725,025	5,512,746
Singapore Airport Terminal Service Ltd.	895,900	3,191,266
Singapore Exchange Ltd.	1,090,900	6,033,961
Singapore Press Holdings Ltd.	2,184,621	4,446,738
Singapore Technologies Engineering Ltd.	2,129,561	5,732,437
Singapore Telecommunications Ltd.	11,173,927	30,490,453
StarHub Ltd.	805,200	1,549,889
Suntec (REIT)	3,255,400	4,549,565
United Overseas Bank Ltd.	1,801,960	31,934,141
UOL Group Ltd.	645,150	3,891,978
Wilmar International Ltd.	2,518,000	6,165,242
Yangzijiang Shipbuilding Holdings Ltd.	3,163,900	3,488,352

TOTAL SINGAPORE		243,371,635

Spain - 3.4%
Abertis Infraestructuras SA	949,207	19,209,719
ACS Actividades de Construccion y Servicios SA	330,179	12,498,482
Aena SA	92,290	18,023,621
Amadeus IT Holding SA Class A	600,791	37,241,070
Banco Bilbao Vizcaya Argentaria SA	9,161,709	81,070,176
Banco de Sabadell SA	7,298,513	16,047,687
Banco Santander SA (Spain)	21,976,418	143,230,812
Bankia SA	1,516,578	7,382,323
Bankinter SA	918,960	8,762,747
CaixaBank SA	4,914,889	25,429,133
Distribuidora Internacional de Alimentacion SA	847,015	5,360,277
Enagas SA	308,207	9,082,734
Endesa SA	435,585	10,508,257
Ferrovial SA	663,463	15,121,095
Gamesa Corporacion Tecnologica SA	327,034	4,883,990
Gas Natural SDG SA	479,764	11,662,578
Grifols SA	406,713	11,499,073
Iberdrola SA	8,129,543	66,399,485
Inditex SA	1,491,935	56,750,708
International Consolidated Airlines Group SA	100,852	798,034
International Consolidated Airlines Group SA CDI	761,807	6,023,841
MAPFRE SA (Reg.)	1,469,287	5,200,112
Red Electrica Corporacion SA	592,318	13,302,182
Repsol YPF SA	1,686,454	28,970,233
Telefonica SA	6,211,014	67,008,730

TOTAL SPAIN		681,467,099

Sweden - 2.8%
Alfa Laval AB	401,420	9,093,616
ASSA ABLOY AB (B Shares)	1,373,544	29,690,592
Atlas Copco AB:
(A Shares)	919,003	36,016,428
(B Shares)	535,831	19,124,900
Boliden AB	375,407	13,134,461
Electrolux AB (B Shares)	327,612	11,911,664
Essity AB Class B	833,959	23,153,429
Getinge AB:
rights 9/14/17 (a)	273,620	101,242
(B Shares) (a)	273,620	5,082,756
H&M Hennes & Mauritz AB (B Shares)	1,300,350	32,951,411
Hexagon AB (B Shares)	354,088	17,375,189
Husqvarna AB (B Shares)	567,756	5,727,042
ICA Gruppen AB (a)	107,857	4,300,299
Industrivarden AB (C Shares)	224,468	5,316,663
Investor AB (B Shares)	624,872	29,223,476
Kinnevik AB (B Shares)	320,380	9,640,733
Lundbergfoeretagen AB	51,972	4,025,896
Lundin Petroleum AB	260,362	5,586,851
Nordea Bank AB	4,162,214	55,997,316
Sandvik AB	1,545,952	25,546,172
Securitas AB (B Shares)	427,416	7,025,206
Skandinaviska Enskilda Banken AB (A Shares)	2,081,708	27,089,778
Skanska AB (B Shares)	466,191	10,531,578
SKF AB (B Shares)	524,049	10,473,395
Svenska Handelsbanken AB (A Shares)	2,092,414	31,284,496
Swedbank AB (A Shares)	1,240,970	33,566,956
Swedish Match Co. AB	258,424	9,213,922
Tele2 AB (B Shares)	496,605	5,781,199
Telefonaktiebolaget LM Ericsson (B Shares)	4,205,117	24,661,021
TeliaSonera AB	3,563,758	16,998,575
Volvo AB (B Shares)	2,129,257	36,364,116

TOTAL SWEDEN		555,990,378

Switzerland - 8.1%
ABB Ltd. (Reg.)	2,731,306	63,198,065
Adecco SA (Reg.)	222,937	16,157,382
Baloise Holdings AG	67,885	10,809,781
Barry Callebaut AG	3,010	4,331,613
Coca-Cola HBC AG	247,855	8,474,054
Compagnie Financiere Richemont SA Series A	715,238	63,938,013
Credit Suisse Group AG	3,214,908	47,203,979
Dufry AG (b)	49,483	7,626,662
Ems-Chemie Holding AG	11,185	7,645,620
Galenica AG	66,814	6,751,422
Geberit AG (Reg.)	50,821	23,217,770
Givaudan SA	12,655	25,865,582
Julius Baer Group Ltd.	306,304	17,128,034
Kuehne & Nagel International AG	73,767	13,361,831
Lafargeholcim Ltd. (Reg.)	623,728	36,651,622
Lindt & Spruengli AG	140	9,739,194
Lindt & Spruengli AG (participation certificate)	1,384	7,937,849
Lonza Group AG	102,017	25,830,051
Nestle SA (Reg. S)	4,264,644	361,539,227
Novartis AG	3,059,961	257,976,609
Pargesa Holding SA	53,001	4,294,466
Partners Group Holding AG	23,759	15,410,708
Roche Holding AG (participation certificate)	962,731	244,601,823
Schindler Holding AG:
(participation certificate)	55,695	11,929,457
(Reg.)	27,604	5,800,309
SGS SA (Reg.)	7,517	16,778,881
Sika AG	2,947	20,897,440
Sonova Holding AG Class B	71,746	12,127,876
Straumann Holding AG	13,023	8,345,204
Swatch Group AG (Bearer)	42,171	16,834,099
Swatch Group AG (Bearer) (Reg.)	77,182	5,984,130
Swiss Life Holding AG	43,806	15,677,793
Swiss Prime Site AG	97,612	8,835,415
Swiss Re Ltd.	443,655	40,180,861
Swisscom AG (a)	35,589	17,947,589
UBS Group AG	5,012,827	82,593,114
Zurich Insurance Group AG	206,324	61,728,302

TOTAL SWITZERLAND		1,605,351,827

United Kingdom - 15.9%
3i Group PLC	1,331,233	16,689,142
Admiral Group PLC	280,860	7,013,007
Anglo American PLC (United Kingdom)	1,835,862	33,294,693
Antofagasta PLC	538,926	7,212,762
Ashtead Group PLC	683,777	14,704,114
Associated British Foods PLC	488,639	20,990,359
AstraZeneca PLC (United Kingdom)	1,733,662	101,640,826
Auto Trader Group PLC	1,338,204	6,115,345
Aviva PLC	5,560,245	37,567,503
Babcock International Group PLC	345,930	3,634,492
BAE Systems PLC	4,352,335	34,202,613
Barclays PLC	23,240,207	57,475,192
Barratt Developments PLC	1,372,399	11,082,684
Berkeley Group Holdings PLC	178,767	8,647,831
BHP Billiton PLC	2,892,233	55,061,391
BP PLC	26,803,521	154,827,207
British American Tobacco PLC (United Kingdom)	3,151,877	196,630,266
British Land Co. PLC	1,333,014	10,540,550
BT Group PLC	11,597,766	43,808,423
Bunzl PLC	460,311	13,749,770
Burberry Group PLC	602,439	13,998,879
Capita Group PLC	910,249	7,633,124
Carnival PLC	257,837	17,940,066
Carphone Warehouse Group PLC	1,344,792	3,015,340
Centrica PLC	7,699,993	19,903,765
Cobham PLC	3,283,717	5,829,997
Coca-Cola European Partners PLC	297,166	12,724,793
Compass Group PLC	2,162,877	46,203,404
ConvaTec Group PLC	1,598,477	5,930,196
Croda International PLC	178,585	8,872,264
Diageo PLC	3,449,663	115,384,337
Direct Line Insurance Group PLC	1,887,313	9,276,281
easyJet PLC	214,726	3,320,840
Fresnillo PLC	302,211	6,315,151
G4S PLC (United Kingdom)	2,112,706	7,745,050
GKN PLC	2,336,649	9,629,819
GlaxoSmithKline PLC	6,727,364	133,469,313
Hammerson PLC	1,075,362	7,800,989
Hargreaves Lansdown PLC	356,336	6,450,893
Hikma Pharmaceuticals PLC (a)	197,430	3,196,315
HSBC Holdings PLC (United Kingdom)	27,218,799	263,879,231
IMI PLC	372,013	5,459,918
Imperial Tobacco Group PLC	1,313,840	54,374,142
Inmarsat PLC	619,876	5,867,431
InterContinental Hotel Group PLC	245,489	12,240,557
Intertek Group PLC	221,765	14,653,657
Intu Properties PLC (a)	1,251,605	4,026,705
Investec PLC	895,569	6,832,556
ITV PLC	4,940,695	10,132,657
J Sainsbury PLC	2,226,920	6,784,409
Johnson Matthey PLC	265,762	9,498,675
Kingfisher PLC	3,075,724	11,884,679
Land Securities Group PLC	1,081,309	14,122,231
Legal & General Group PLC	8,138,756	27,384,034
Lloyds Banking Group PLC	97,898,517	80,697,265
London Stock Exchange Group PLC	432,179	22,074,601
Marks & Spencer Group PLC	2,215,196	9,154,846
Mediclinic International PLC (a)	506,873	5,010,819
Meggitt PLC	1,060,068	7,100,609
Merlin Entertainments PLC	967,278	5,769,881
Mondi PLC	504,404	13,781,933
National Grid PLC	4,706,391	59,318,626
Next PLC	199,775	10,666,407
Old Mutual PLC	6,744,461	18,096,620
Pearson PLC	1,127,007	8,836,694
Persimmon PLC	422,902	14,540,863
Provident Financial PLC (a)	201,971	2,306,120
Prudential PLC	3,534,929	82,979,936
Reckitt Benckiser Group PLC	911,025	86,391,172
RELX PLC	1,480,162	32,365,697
Rio Tinto PLC	1,694,958	82,326,858
Rolls-Royce Holdings PLC	2,267,508	26,780,725
Royal Bank of Scotland Group PLC (b)	4,856,193	15,825,794
Royal Dutch Shell PLC:
Class A	33,419	922,359
Class A (United Kingdom)	6,029,841	166,175,512
Class B (United Kingdom)	5,139,029	143,433,353
Royal Mail PLC	1,233,494	6,287,613
RSA Insurance Group PLC	1,391,827	11,995,477
Sage Group PLC	1,483,362	13,283,088
Schroders PLC	177,889	7,747,352
Scottish & Southern Energy PLC	1,384,665	25,514,772
Segro PLC	1,365,695	9,500,973
Severn Trent PLC	323,013	9,477,343
SKY PLC	1,412,024	17,455,491
Smith & Nephew PLC	1,196,487	21,644,774
Smiths Group PLC	541,804	10,824,374
St. James's Place Capital PLC	720,584	10,743,506
Standard Chartered PLC (United Kingdom) (b)	4,499,987	44,805,785
Standard Life PLC	3,666,069	20,365,591
Tate & Lyle PLC	633,924	5,602,835
Taylor Wimpey PLC	4,462,559	11,569,923
Tesco PLC (b)	11,189,184	26,144,358
The Weir Group PLC	296,984	6,893,339
Travis Perkins PLC	342,797	6,671,226
Unilever PLC	1,758,693	102,610,316
United Utilities Group PLC	928,118	10,921,359
Vodafone Group PLC	36,383,908	104,120,144
Vodafone Group PLC sponsored ADR	9,027	262,054
Whitbread PLC	251,033	12,198,873
WM Morrison Supermarkets PLC	3,012,798	9,583,789
Worldpay Group PLC	2,742,687	14,789,191

TOTAL UNITED KINGDOM		3,142,240,104

TOTAL COMMON STOCKS
(Cost $17,354,533,133)		19,151,421,300

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	35,270,564
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	77,238	6,407,855
Fuchs Petrolub AG	95,159	5,290,271
Henkel AG & Co. KGaA	243,732	32,656,468
Porsche Automobil Holding SE (Germany)	210,242	11,915,954
Volkswagen AG	253,395	37,812,339

TOTAL GERMANY		94,082,887

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	8,267,099	6,421,623
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $116,386,534)		135,775,074
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.11% 10/12/17 to 12/14/17 (Cost $21,955,834)(d)	22,000,000	21,959,430
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.11% (e)	387,213,577	387,291,020
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	96,661,286	96,670,952
TOTAL MONEY MARKET FUNDS
(Cost $483,969,408)		483,961,972
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,976,844,909)		19,793,117,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,667,238
NET ASSETS - 100%		$19,801,785,014

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,479	Sept. 2017	$530,038,460	$1,952,662	$1,952,662

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	2,405,000,000	USD	22,061,548	Goldman Sachs Bank USA	9/8/17	$(181,871)
USD	7,748,375	JPY	875,000,000	Goldman Sachs Bank USA	9/8/17	(212,006)
USD	10,183,490	JPY	1,140,000,000	Goldman Sachs Bank USA	9/8/17	(187,750)
USD	3,480,608	JPY	390,000,000	Goldman Sachs Bank USA	9/8/17	(67,448)
EUR	27,100,000	USD	30,519,180	Goldman Sachs Bank USA	9/15/17	1,759,495
GBP	15,100,000	USD	19,306,483	Goldman Sachs Bank USA	9/15/17	226,198
SEK	29,000,000	USD	3,351,939	Goldman Sachs Bank USA	9/15/17	299,897
USD	13,743,960	EUR	12,000,000	Goldman Sachs Bank USA	9/15/17	(549,180)
USD	6,297,858	EUR	5,500,000	Goldman Sachs Bank USA	9/15/17	(253,165)
USD	10,925,251	EUR	9,600,000	Goldman Sachs Bank USA	9/15/17	(509,261)
USD	3,638,869	GBP	2,800,000	Goldman Sachs Bank USA	9/15/17	16,915
USD	9,123,093	GBP	7,000,000	Goldman Sachs Bank USA	9/15/17	68,208
USD	6,872,499	GBP	5,300,000	Goldman Sachs Bank USA	9/15/17	16,658
USD	671,168	SEK	5,700,000	Goldman Sachs Bank USA	9/15/17	(46,606)
USD	1,546,946	SEK	13,000,000	Goldman Sachs Bank USA	9/15/17	(90,084)
USD	1,217,267	SEK	10,300,000	Goldman Sachs Bank USA	9/15/17	(79,764)
AUD	10,500,000	USD	7,905,240	Goldman Sachs Bank USA	9/22/17	440,039
USD	3,608,919	AUD	4,700,000	Goldman Sachs Bank USA	9/22/17	(126,587)
USD	2,808,822	AUD	3,700,000	Goldman Sachs Bank USA	9/22/17	(131,896)
USD	1,606,420	AUD	2,100,000	Goldman Sachs Bank USA	9/22/17	(62,636)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$329,156
					Unrealized Appreciation	2,827,410
					Unrealized Depreciation	(2,498,254)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,075,093.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,267,844
Fidelity Securities Lending Cash Central Fund	2,013,556
Total	$3,281,400

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,311,105,991	$1,514,727,946	$796,378,045	$--
Consumer Staples	2,226,531,596	946,594,385	1,279,937,211	--
Energy	926,718,922	202,841,338	723,877,584	--
Financials	4,139,732,244	2,459,172,940	1,680,559,204	100
Health Care	1,996,486,866	823,754,614	1,172,732,252	--
Industrials	2,793,387,029	2,150,681,998	642,705,031	--
Information Technology	1,179,008,656	727,333,514	451,675,142	--
Materials	1,528,990,823	1,162,392,033	366,598,790	--
Real Estate	706,170,966	706,170,966	--	--
Telecommunication Services	814,005,474	188,974,335	625,031,139	--
Utilities	665,057,807	541,789,049	123,268,758	--
Government Obligations	21,959,430	--	21,959,430	--
Money Market Funds	483,961,972	483,961,972	--	--
Total Investments in Securities:	$19,793,117,776	$11,908,395,090	$7,884,722,586	$100
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$2,827,410	$--	$2,827,410	$--
Futures Contracts	1,952,662	1,952,662	--	--
Total Assets	$4,780,072	$1,952,662	$2,827,410	$--
Liabilities
Forward Foreign Currency Contracts	$(2,498,254)	$--	$(2,498,254)	$--
Total Liabilities	$(2,498,254)	$--	$(2,498,254)	$--
Total Derivative Instruments:	$2,281,818	$1,952,662	$329,156	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$154,807,200
Level 2 to Level 1	$689,311,865

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,952,662	$0
Total Equity Risk	1,952,662	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	2,827,410	(2,498,254)
Total Foreign Exchange Risk	2,827,410	(2,498,254)
Total Value of Derivatives	$4,780,072	$(2,498,254)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $93,318,818) — See accompanying schedule: Unaffiliated issuers (cost $17,492,875,501)	$19,309,155,804
Fidelity Central Funds (cost $483,969,408)	483,961,972
Total Investment in Securities (cost $17,976,844,909)		$19,793,117,776
Foreign currency held at value (cost $5,550,723)		5,552,828
Receivable for investments sold		1,889,797
Unrealized appreciation on forward foreign currency contracts		2,827,410
Receivable for fund shares sold		26,791,331
Dividends receivable		100,896,653
Distributions receivable from Fidelity Central Funds		365,291
Receivable for daily variation margin on futures contracts		3,948,089
Other receivables		2,384
Total assets		19,935,391,559
Liabilities
Payable for investments purchased	$15,413,265
Unrealized depreciation on forward foreign currency contracts	2,498,254
Payable for fund shares redeemed	18,084,431
Accrued management fee	735,909
Other affiliated payables	210,479
Collateral on securities loaned	96,664,207
Total liabilities		133,606,545
Net Assets		$19,801,785,014
Net Assets consist of:
Paid in capital		$18,237,149,160
Undistributed net investment income		355,854,854
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(610,726,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,819,507,975
Net Assets		$19,801,785,014
Investor Class:
Net Asset Value, offering price and redemption price per share ($706,620,193 ÷ 16,994,967 shares)		$41.58
Premium Class:
Net Asset Value, offering price and redemption price per share ($10,532,514,686 ÷ 253,227,958 shares)		$41.59
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,889,789,962 ÷ 69,467,115 shares)		$41.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,672,860,173 ÷ 136,372,986 shares)		$41.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$399,029,973
Interest		52,425
Income from Fidelity Central Funds (including $2,013,556 from security lending)		3,281,400
Income before foreign taxes withheld		402,363,798
Less foreign taxes withheld		(38,999,084)
Total income		363,364,714
Expenses
Management fee	$4,489,126
Transfer agent fees	1,934,997
Independent trustees' fees and expenses	36,086
Miscellaneous	27,760
Total expenses before reductions	6,487,969
Expense reductions	(483)	6,487,486
Net investment income (loss)		356,877,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,549,521
Fidelity Central Funds	(3,077)
Forward foreign currency contracts	2,516,171
Foreign currency transactions	1,028,978
Futures contracts	33,776,789
Total net realized gain (loss)		72,868,382
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,720,461,922
Fidelity Central Funds	(7,415)
Forward foreign currency contracts	707
Assets and liabilities in foreign currencies	3,961,628
Futures contracts	138,094
Total change in net unrealized appreciation (depreciation)		1,724,554,936
Net gain (loss)		1,797,423,318
Net increase (decrease) in net assets resulting from operations		$2,154,300,546

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$356,877,228	$460,796,868
Net realized gain (loss)	72,868,382	27,754,673
Change in net unrealized appreciation (depreciation)	1,724,554,936	1,696,026,072
Net increase (decrease) in net assets resulting from operations	2,154,300,546	2,184,577,613
Distributions to shareholders from net investment income	(12,191,602)	(439,896,097)
Distributions to shareholders from net realized gain	–	(13,514,538)
Total distributions	(12,191,602)	(453,410,635)
Share transactions - net increase (decrease)	1,340,664,799	983,873,064
Redemption fees	–	491,955
Total increase (decrease) in net assets	3,482,773,743	2,715,531,997
Net Assets
Beginning of period	16,319,011,271	13,603,479,274
End of period	$19,801,785,014	$16,319,011,271
Other Information
Undistributed net investment income end of period	$355,854,854	$11,169,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.81	$39.75	$41.19	$35.31	$33.06
Income from Investment Operations
Net investment income (loss)B	.75	1.06	1.11	1.13	1.35C	1.03
Net realized and unrealized gain (loss)	3.97	4.05	(7.10)	(1.31)	5.53	2.23
Total from investment operations	4.72	5.11	(5.99)	(.18)	6.88	3.26
Distributions from net investment income	(.02)	(1.01)	(.95)	(1.26)	(.96)	(.97)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.02)	(1.04)	(.95)	(1.26)	(1.00)	(1.01)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.58	$36.88	$32.81	$39.75	$41.19	$35.31
Total ReturnE,F	12.79%	15.72%	(15.24)%	(.29)%	19.66%	10.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%I	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%I	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.79%I	2.97%	2.92%	2.83%	3.52%C	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$706,620	$740,317	$2,652,101	$2,972,698	$2,640,165	$2,282,743
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.10	1.14	1.17	1.38C	1.06
Net realized and unrealized gain (loss)	3.96	4.03	(7.10)	(1.32)	5.54	2.22
Total from investment operations	4.74	5.13	(5.96)	(.15)	6.92	3.28
Distributions from net investment income	(.03)	(1.04)	(.98)	(1.29)	(.99)	(1.00)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.07)	(.98)	(1.29)	(1.03)	(1.04)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.59	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.85%	15.80%	(15.17)%	(.21)%	19.79%	10.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.11%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.08%I	.09%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.08%I	.09%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.90%I	3.07%	3.00%	2.91%	3.60%C	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,532,514	$8,719,903	$7,677,907	$8,304,964	$7,201,814	$5,322,884
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.89	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.11	1.16	1.18	1.40C	1.07
Net realized and unrealized gain (loss)	3.96	4.04	(7.10)	(1.31)	5.54	2.22
Total from investment operations	4.74	5.15	(5.94)	(.13)	6.94	3.29
Distributions from net investment income	(.03)	(1.05)	(1.00)	(1.31)	(1.01)	(1.01)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.08)	(1.00)	(1.31)	(1.05)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.60	$36.89	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.85%	15.87%	(15.13)%	(.16)%	19.85%	10.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.07%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%I	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%I	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.91%I	3.10%	3.05%	2.96%	3.65%C	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,889,790	$2,097,193	$1,539,389	$1,994,854	$1,595,562	$1,269,545
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.11	1.16	1.19	1.41C	1.08
Net realized and unrealized gain (loss)	3.97	4.04	(7.10)	(1.32)	5.53	2.22
Total from investment operations	4.75	5.15	(5.94)	(.13)	6.94	3.30
Distributions from net investment income	(.03)	(1.06)	(1.00)	(1.31)	(1.01)	(1.02)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.09)	(1.00)	(1.31)	(1.05)	(1.06)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.60	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.89%	15.85%	(15.12)%	(.15)%	19.86%	10.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.06%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	3.92%I	3.11%	3.06%	2.97%	3.66%C	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$5,672,860	$4,761,598	$1,734,082	$1,797,254	$1,651,834	$1,155,733
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$30,572,677,290	$17,225,625,626	$(2,019,235,140)	$15,206,390,486
Fidelity Extended Market Index	19,468,743,662	6,818,076,995	(2,115,760,256)	4,702,316,739
Fidelity International Index	18,066,906,537	4,284,425,878	(2,555,932,821)	1,728,493,057

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity International Index	$(148,608,684)	$(49,793,394)	$(198,402,078)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Index	$(14,053,316)	$(377,210,986)	$(391,264,302)	$(589,666,380)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$16,055,775	$(6,800,984)
Total Equity Risk	16,055,775	(6,800,984)
Totals	$16,055,775	$(6,800,984)
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$(10,029)	$(264,817)
Total Equity Risk	(10,029)	(264,817)
Totals	$(10,029)	$(264,817)
Fidelity International Index
Equity Risk
Futures Contracts	$33,776,789	$138,094
Total Equity Risk	33,776,789	138,094
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,516,171	707
Total Foreign Exchange Risk	2,516,171	707
Totals	$36,292,960	$138,801

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Funds used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	3,043,267,353	544,461,282
Fidelity Extended Market Index	1,767,451,758	1,341,393,274
Fidelity International Index	1,571,813,407	191,603,421

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% and .045% of Fidelity Total Market Index Fund and Fidelity Extended Market Index Fund's average net assets, respectively. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .045% of Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .049% of Fidelity International Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Prior to August 1, 2017, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Total Market Index
Investor Class	.075%	.075%	.075%
Premium Class	.045%	.02%	.030%
Institutional Class	.035%	.015%	.02%
Institutional Premium Class	.015%	–%	–%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.055%
Premium Class	.045%	.025%	.025%
Institutional Premium Class	.015%	–%	–%
Fidelity International Index
Investor Class	.21%	.115%	.14%
Premium Class	.11%	.015%	.03%
Institutional Class	.035%	.005%	.01%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$280,667.075
Premium Class	3,418,251.028
Institutional Class	237,148.019
Institutional Premium Class	–	–
	$3,936,066
Fidelity Extended Market Index
Investor Class	$217,100.055
Premium Class	2,028,623.025
Institutional Premium Class	–	–
	$2,245,723
Fidelity International Index
Investor Class	$494,547.136
Premium Class	1,326,456.027
Institutional Class	113,994.009
Institutional Premium Class	–	–
	$1,934,997

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$12,117,500	1.27%	$4,279

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$65,808
Fidelity Extended Market Index	31,272
Fidelity International Index	27,760

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$7,598
Fidelity Extended Market Index	17,441
Fidelity International Index	483

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Total Market Index
From net investment income
Investor Class	$1,974,932	$16,896,705
Premium Class	65,259,273	378,185,569
Institutional Class	6,652,259	34,361,091
Institutional Premium Class	13,828,214	64,762,437
Class F	27,062,569	155,686,891
Total	$114,777,247	$649,892,693
From net realized gain
Investor Class	$1,134,765	$7,085,516
Premium Class	35,813,221	129,533,088
Institutional Class	3,614,600	11,106,621
Institutional Premium Class	7,368,243	19,355,949
Class F	14,420,059	51,563,948
Total	$62,350,888	$218,645,122
Fidelity Extended Market Index
From net investment income
Investor Class	$1,423,640	$11,793,290
Premium Class	29,394,831	197,507,483
Institutional Premium Class	4,191,983	26,821,111
Total	$35,010,454	$236,121,884
From net realized gain
Investor Class	$8,271,347	$32,816,744
Premium Class	162,915,168	506,502,591
Institutional Premium Class	22,375,206	66,487,880
Total	$193,561,721	$605,807,215
Fidelity International Index
From net investment income
Investor Class	$291,977	$24,076,149
Premium Class	6,344,090	233,531,573
Institutional Class	1,694,491	59,351,711
Institutional Premium Class	3,861,044	122,936,664
Total	$12,191,602	$439,896,097
From net realized gain
Investor Class	$–	$671,052
Premium Class	–	7,150,508
Institutional Class	–	1,834,835
Institutional Premium Class	–	3,858,143
Total	$–	$13,514,538

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Total Market Index
Investor Class
Shares sold	3,340,976	8,795,818	$231,898,223	$548,532,660
Reinvestment of distributions	43,739	367,701	2,949,341	23,024,663
Shares redeemed	(3,677,538)	(33,293,575)	(255,132,205)	(2,016,144,611)
Net increase (decrease)	(292,823)	(24,130,056)	$(20,284,641)	$(1,444,587,288)
Premium Class
Shares sold	29,280,232	72,938,672	$2,028,991,757	$4,593,828,256
Reinvestment of distributions	1,351,656	7,020,226	91,142,202	448,347,863
Shares redeemed	(22,348,489)	(79,548,075)	(1,553,816,587)	(4,899,234,191)
Net increase (decrease)	8,283,399	410,823	$566,317,372	$142,941,928
Institutional Class
Shares sold	6,594,589	18,325,311	$456,399,631	$1,130,684,794
Reinvestment of distributions	135,029	632,945	9,103,650	40,590,795
Shares redeemed	(4,468,517)	(6,254,614)	(309,213,464)	(386,019,299)
Net increase (decrease)	2,261,101	12,703,642	$156,289,817	$785,256,290
Institutional Premium Class
Shares sold	7,741,984	61,769,845	$536,690,592	$3,765,300,121
Reinvestment of distributions	314,441	1,300,415	21,196,456	84,118,042
Shares redeemed	(5,600,465)	(8,839,371)	(389,953,233)	(559,041,660)
Net increase (decrease)	2,455,960	54,230,889	$167,933,815	$3,290,376,503
Class F
Shares sold	18,684,085	31,179,343	$1,297,441,901	$1,951,312,863
Reinvestment of distributions	615,195	3,238,153	41,482,628	207,250,839
Shares redeemed	(2,657,086)	(22,327,967)	(185,814,320)	(1,432,285,287)
Net increase (decrease)	16,642,194	12,089,529	$1,153,110,209	$726,278,415
Fidelity Extended Market Index
Investor Class
Shares sold	2,364,975	6,711,795	$137,346,591	$357,617,521
Reinvestment of distributions	166,868	807,669	9,451,425	43,536,543
Shares redeemed	(3,554,306)	(23,767,851)	(206,020,009)	(1,235,806,632)
Net increase (decrease)	(1,022,463)	(16,248,387)	$(59,221,993)	$(834,652,568)
Premium Class
Shares sold	32,375,481	66,990,107	$1,882,853,168	$3,630,840,281
Reinvestment of distributions	3,255,275	12,308,792	184,378,834	673,965,867
Shares redeemed	(38,774,296)	(57,455,289)	(2,253,935,691)	(3,070,052,457)
Net increase (decrease)	(3,143,540)	21,843,610	$(186,703,689)	$1,234,753,691
Institutional Premium Class
Shares sold	11,510,913	18,428,166	$667,157,368	$957,133,137
Reinvestment of distributions	469,219	1,695,786	26,567,167	93,308,991
Shares redeemed	(5,602,622)	(6,038,878)	(322,832,453)	(325,445,445)
Net increase (decrease)	6,377,510	14,085,074	$370,892,082	$724,996,683
Fidelity International Index
Investor Class
Shares sold	5,832,986	15,676,836	$232,726,625	$556,901,003
Reinvestment of distributions	7,294	670,347	276,872	23,634,187
Shares redeemed	(8,920,872)	(77,100,723)	(353,310,602)	(2,682,763,685)
Net increase (decrease)	(3,080,592)	(60,753,540)	$(120,307,105)	$(2,102,228,495)
Premium Class
Shares sold	41,063,321	67,826,776	$1,638,488,081	$2,420,149,137
Reinvestment of distributions	152,855	6,241,945	5,800,830	219,796,690
Shares redeemed	(24,422,496)	(71,605,542)	(970,405,932)	(2,541,773,239)
Net increase (decrease)	16,793,680	2,463,179	$673,882,979	$98,172,588
Institutional Class
Shares sold	20,486,749	31,906,258	$816,362,438	$1,129,449,528
Reinvestment of distributions	44,637	1,737,812	1,694,412	61,183,600
Shares redeemed	(7,921,466)	(23,692,151)	(316,309,753)	(837,030,962)
Net increase (decrease)	12,609,920	9,951,919	$501,747,097	$353,602,166
Institutional Premium Class
Shares sold	19,329,635(a)	94,972,931	$765,866,789(a)	$3,303,416,370
Reinvestment of distributions	101,740	3,602,030	3,861,023	126,794,046
Shares redeemed	(12,157,309)	(22,317,015)	(484,385,984)	(795,883,611)
Net increase (decrease)	7,274,066	76,257,946	$285,341,828	$2,634,326,805

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,051.90	$.47
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.04%
Actual		$1,000.00	$1,052.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,052.40	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,052.50	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,052.40	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,033.30	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.07%
Actual		$1,000.00	$1,033.40	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.05%
Actual		$1,000.00	$1,033.60	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity International Index
Investor Class	.19%-D
Actual		$1,000.00	$1,127.90	$1.02-D
Hypothetical-C		$1,000.00	$1,024.25	$.97-D
Premium Class	.08%
Actual		$1,000.00	$1,128.50	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Class	.06%
Actual		$1,000.00	$1,128.50	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.05%
Actual		$1,000.00	$1,128.90	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .16% and the expenses paid in the actual and hypothetical examples above would have been $.86 and $.82, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016.

Fidelity Extended Market Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.045%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity International Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2015) that lowered the sub-advisory fee rate that FMR pays to Geode. The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that further lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.05% to 0.045% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Total Market Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board also considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2014 and 2016, respectively, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

With respect to Fidelity Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Premium Class: 0.045%; Investor Class: 0.10%; and Premium Class: 0.07%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.05% effective August 1, 2017); Institutional Premium Class: 0.05% (0.045% effective August 1, 2017); Investor Class: 0.19% (0.16% effective August 1, 2017); and Premium Class: 0.08% (0.06% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.20% and Premium Class above 0.17%, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.035% (0.03% effective August 1, 2017); Institutional Premium Class: 0.015%; Investor Class: 0.09%; Premium Class: 0.045% (0.035% effective August 1, 2017); and Class F: 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.10% and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SIF-SANN-1017
1.707985.119

Fidelity® Total Market Index Fund Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.9
Microsoft Corp.	2.3	2.0
Facebook, Inc. Class A	1.6	1.3
Amazon.com, Inc.	1.5	1.3
Johnson & Johnson	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.3
Exxon Mobil Corp.	1.3	1.4
JPMorgan Chase & Co.	1.3	1.3
Alphabet, Inc. Class A	1.1	1.0
Alphabet, Inc. Class C	1.1	1.0
	16.3

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	20.6
Financials	14.6	15.3
Health Care	14.1	13.3
Consumer Discretionary	12.4	12.4
Industrials	10.6	10.7
Consumer Staples	7.5	8.3
Energy	5.3	6.2
Real Estate	4.1	4.0
Materials	3.3	3.3
Utilities	3.3	3.2

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC	159,281	$11,257,981
American Axle & Manufacturing Holdings, Inc. (a)	148,067	2,163,259
Autoliv, Inc. (b)	151,190	16,422,258
BorgWarner, Inc.	350,359	16,260,161
Clean Diesel Technologies, Inc. (a)(b)	8,475	18,052
Cooper Tire & Rubber Co.	91,978	3,090,461
Cooper-Standard Holding, Inc. (a)	32,523	3,271,163
Dana Holding Corp.	235,295	5,663,551
Delphi Automotive PLC	456,707	44,026,555
Dorman Products, Inc. (a)	55,243	3,669,240
Fox Factory Holding Corp. (a)	56,459	2,258,360
Gentex Corp.	483,427	8,832,211
Gentherm, Inc. (a)	58,309	1,816,325
Hertz Global Holdings, Inc. (a)(b)	124,860	2,714,456
Horizon Global Corp. (a)(b)	41,718	717,550
LCI Industries	43,682	4,315,782
Lear Corp.	119,894	17,928,949
Modine Manufacturing Co. (a)	88,001	1,421,216
Motorcar Parts of America, Inc. (a)	32,435	852,067
Shiloh Industries, Inc. (a)	23,634	207,034
Standard Motor Products, Inc.	32,576	1,436,602
Stoneridge, Inc. (a)	43,907	727,100
Strattec Security Corp.	4,334	136,088
Superior Industries International, Inc.	39,790	582,924
Sypris Solutions, Inc. (a)	16,848	27,631
Tenneco, Inc.	96,642	5,237,996
The Goodyear Tire & Rubber Co.	424,185	12,852,806
Tower International, Inc.	31,785	713,573
UQM Technologies, Inc. (a)	38,648	34,783
Visteon Corp. (a)	57,388	6,624,871
VOXX International Corp. (a)(b)	39,260	318,006
Workhorse Group, Inc. (a)(b)	43,808	147,633
		175,746,644
Automobiles - 0.6%
Ford Motor Co.	6,679,951	73,679,860
General Motors Co.	2,352,167	85,948,182
Harley-Davidson, Inc. (b)	295,888	13,909,695
REV Group, Inc. (b)	22,528	567,480
Tesla, Inc. (a)(b)	217,184	77,295,786
Thor Industries, Inc.	80,273	8,720,859
Winnebago Industries, Inc. (b)	45,507	1,645,078
		261,766,940
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,037,023
Educational Development Corp. (b)	2,866	30,236
Genuine Parts Co.	248,224	20,560,394
LKQ Corp. (a)	538,255	18,650,536
Pool Corp.	71,179	7,095,835
Weyco Group, Inc.	5,169	142,406
		48,516,430
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	24,607	453,999
Ascent Capital Group, Inc. (a)	16,905	167,867
Bridgepoint Education, Inc. (a)	27,580	243,531
Bright Horizons Family Solutions, Inc. (a)	83,097	6,641,943
Cambium Learning Group, Inc. (a)	12,514	73,332
Capella Education Co.	20,930	1,409,636
Career Education Corp. (a)	109,234	1,049,739
Carriage Services, Inc.	24,048	588,936
Chegg, Inc. (a)(b)	135,548	1,923,426
Collectors Universe, Inc.	6,416	154,176
DeVry, Inc.	101,372	3,466,922
Graham Holdings Co.	8,772	5,150,918
Grand Canyon Education, Inc. (a)	82,727	6,787,750
H&R Block, Inc.	348,246	9,312,098
Houghton Mifflin Harcourt Co. (a)	170,821	1,742,374
K12, Inc. (a)	59,099	1,059,054
Laureate Education, Inc. Class A	104,594	1,531,256
Liberty Tax, Inc.	8,571	115,280
Lincoln Educational Services Corp. (a)	15,671	43,879
National American University Holdings, Inc.	5,378	11,616
Regis Corp. (a)	52,945	703,110
Service Corp. International	317,953	11,236,459
ServiceMaster Global Holdings, Inc. (a)	236,280	11,133,514
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,474,553
Strayer Education, Inc.	17,939	1,435,299
Universal Technical Institute, Inc. (a)	29,419	104,143
Weight Watchers International, Inc. (a)	50,480	2,362,969
		72,377,779
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	423,578	17,235,389
Belmond Ltd. Class A (a)	147,743	1,883,723
Biglari Holdings, Inc. (a)	2,475	736,956
BJ's Restaurants, Inc. (a)	35,904	1,080,710
Bloomin' Brands, Inc.	181,456	3,086,567
Bob Evans Farms, Inc.	36,126	2,484,746
Bojangles', Inc. (a)(b)	24,608	328,517
Boyd Gaming Corp.	147,259	3,893,528
Bravo Brio Restaurant Group, Inc. (a)	12,451	34,240
Brinker International, Inc.	77,201	2,410,215
Buffalo Wild Wings, Inc. (a)	29,848	3,066,882
Caesars Entertainment Corp. (a)(b)	91,365	1,059,834
Carnival Corp.	714,595	49,650,061
Carrols Restaurant Group, Inc. (a)	61,598	671,418
Century Casinos, Inc. (a)	28,742	196,883
Chipotle Mexican Grill, Inc. (a)(b)	49,526	15,685,379
Choice Hotels International, Inc.	66,238	4,110,068
Churchill Downs, Inc.	21,995	4,297,823
Chuy's Holdings, Inc. (a)(b)	26,361	495,587
ClubCorp Holdings, Inc.	105,707	1,797,019
Cracker Barrel Old Country Store, Inc. (b)	40,400	6,005,864
Darden Restaurants, Inc.	211,433	17,356,535
Dave & Buster's Entertainment, Inc. (a)	61,208	3,578,220
Del Frisco's Restaurant Group, Inc. (a)	37,615	526,610
Del Taco Restaurants, Inc. (a)(b)	75,328	1,060,618
Denny's Corp. (a)	117,334	1,403,315
DineEquity, Inc.	27,200	1,081,200
Domino's Pizza, Inc.	81,781	14,905,405
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,493
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc.	86,128	232,546
Dunkin' Brands Group, Inc.	155,091	7,996,492
El Pollo Loco Holdings, Inc. (a)(b)	42,298	480,082
Eldorado Resorts, Inc. (a)(b)	69,377	1,595,671
Empire Resorts, Inc. (a)(b)	4,022	93,914
Extended Stay America, Inc. unit	338,299	6,627,277
Famous Dave's of America, Inc. (a)(b)	7,623	33,160
Fiesta Restaurant Group, Inc. (a)(b)	50,677	881,780
Fogo de Chao, Inc. (a)	21,909	277,149
Golden Entertainment, Inc. (a)	12,680	288,090
Good Times Restaurants, Inc. (a)	7,939	22,229
Habit Restaurants, Inc. Class A (a)(b)	36,946	480,298
Hilton Grand Vacations, Inc.	107,778	3,906,953
Hilton, Inc.	350,021	22,516,851
Hyatt Hotels Corp. Class A (a)	85,165	5,068,169
ILG, Inc.	190,126	5,019,326
International Speedway Corp. Class A	44,736	1,594,838
J. Alexanders Holdings, Inc. (a)	20,559	203,534
Jack in the Box, Inc.	50,437	4,721,912
Jamba, Inc. (a)(b)	19,136	188,298
Kona Grill, Inc. (a)(b)	8,466	25,398
La Quinta Holdings, Inc. (a)	128,968	2,037,694
Las Vegas Sands Corp.	629,877	39,184,648
Lindblad Expeditions Holdings (a)	22,275	247,698
Luby's, Inc. (a)	14,614	38,727
Marcus Corp.	30,096	749,390
Marriott International, Inc. Class A	529,166	54,811,014
Marriott Vacations Worldwide Corp. (b)	42,588	4,955,540
McDonald's Corp.	1,396,519	223,401,144
MGM Mirage, Inc.	840,509	27,703,177
Monarch Casino & Resort, Inc. (a)	16,794	597,363
Nathan's Famous, Inc. (a)	3,561	208,497
Noodles & Co. (a)(b)	28,579	110,029
Norwegian Cruise Line Holdings Ltd. (a)	304,314	18,094,510
Papa John's International, Inc. (b)	42,981	3,214,549
Papa Murphy's Holdings, Inc. (a)(b)	22,690	115,946
Park Hotels & Resorts, Inc.	268,171	7,157,484
Penn National Gaming, Inc. (a)	158,816	3,524,127
Pinnacle Entertainment, Inc. (a)	94,638	1,845,441
Planet Fitness, Inc.	118,106	2,996,349
Playa Hotels & Resorts NV	140,860	1,460,718
Potbelly Corp. (a)	30,614	367,368
Rave Restaurant Group, Inc. (a)(b)	9,079	13,165
Rave Restaurant Group, Inc. rights (b)	9,079	152
RCI Hospitality Holdings, Inc.	15,482	360,731
Red Lion Hotels Corp. (a)	6,989	48,923
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,204,923
Red Rock Resorts, Inc.	72,993	1,649,642
Royal Caribbean Cruises Ltd.	285,089	35,482,177
Ruby Tuesday, Inc. (a)	88,086	189,385
Ruth's Hospitality Group, Inc.	42,076	822,586
Scientific Games Corp. Class A (a)(b)	89,331	3,144,451
SeaWorld Entertainment, Inc. (b)	103,555	1,344,144
Shake Shack, Inc. Class A (a)(b)	35,538	1,098,835
Six Flags Entertainment Corp.	140,263	7,654,152
Sonic Corp. (b)	74,649	1,747,533
Speedway Motorsports, Inc.	23,497	488,973
Starbucks Corp.	2,484,039	136,274,380
Texas Roadhouse, Inc. Class A	113,067	5,365,029
The Cheesecake Factory, Inc. (b)	75,769	3,139,110
Town Sports International Holdings, Inc. (a)	13,107	77,331
U.S. Foods Holding Corp. (a)	221,001	6,066,477
Vail Resorts, Inc.	67,071	15,288,834
Wendy's Co.	328,867	4,906,696
Wingstop, Inc.	55,195	1,788,870
Wyndham Worldwide Corp.	177,047	17,648,045
Wynn Resorts Ltd. (b)	138,056	19,188,403
Yum! Brands, Inc.	570,420	43,819,664
Zoe's Kitchen, Inc. (a)(b)	27,188	349,910
		924,383,691
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	186,188
Bassett Furniture Industries, Inc.	15,479	554,922
Beazer Homes U.S.A., Inc. (a)	65,476	976,247
CalAtlantic Group, Inc.	137,770	4,787,508
Cavco Industries, Inc. (a)	13,938	1,875,358
Century Communities, Inc. (a)	33,155	747,645
Comstock Holding Companies, Inc. (a)	1,496	2,902
CSS Industries, Inc.	16,118	431,640
D.R. Horton, Inc.	588,321	21,267,804
Dixie Group, Inc. (a)	11,105	45,531
Emerson Radio Corp. (a)	23,724	26,096
Ethan Allen Interiors, Inc. (b)	53,577	1,567,127
Flexsteel Industries, Inc.	9,186	417,963
Garmin Ltd. (b)	197,296	10,160,744
GoPro, Inc. Class A (a)(b)	162,726	1,498,706
Green Brick Partners, Inc. (a)	37,398	353,411
Helen of Troy Ltd. (a)	44,560	4,023,768
Hooker Furniture Corp.	17,507	704,657
Hovnanian Enterprises, Inc. Class A (a)	177,163	322,437
Installed Building Products, Inc. (a)	34,760	2,005,652
iRobot Corp. (a)(b)	46,436	4,430,923
KB Home (b)	179,193	3,834,730
Koss Corp. (a)	2,669	3,817
La-Z-Boy, Inc.	79,546	1,897,172
Leggett & Platt, Inc.	221,974	10,204,145
Lennar Corp. Class A	361,788	18,726,147
LGI Homes, Inc. (a)(b)	30,018	1,276,966
Libbey, Inc.	30,735	251,105
Lifetime Brands, Inc.	14,046	244,400
M.D.C. Holdings, Inc.	74,685	2,333,906
M/I Homes, Inc. (b)	40,257	990,322
Meritage Homes Corp. (a)	64,418	2,621,813
Mohawk Industries, Inc. (a)	107,436	27,194,200
NACCO Industries, Inc. Class A	7,854	569,415
New Home Co. LLC (a)	17,775	183,438
Newell Brands, Inc.	823,827	39,774,368
Nova LifeStyle, Inc. (a)(b)	26,136	31,886
NVR, Inc. (a)	5,916	16,096,549
PICO Holdings, Inc. (a)	33,668	547,105
PulteGroup, Inc.	477,718	12,334,679
Skyline Corp. (a)	21,741	259,370
Stanley Furniture Co., Inc.	5,699	6,383
Taylor Morrison Home Corp. (a)	166,089	3,358,320
Tempur Sealy International, Inc. (a)(b)	77,783	4,814,768
Toll Brothers, Inc.	253,725	9,885,126
TopBuild Corp. (a)	72,015	4,274,090
TRI Pointe Homes, Inc. (a)(b)	267,734	3,410,931
Tupperware Brands Corp.	86,145	4,985,211
Turtle Beach Corp. (a)(b)	6,672	4,670
Universal Electronics, Inc. (a)	25,010	1,464,336
Vuzix Corp. (a)(b)	22,003	127,617
Whirlpool Corp.	126,716	21,747,000
William Lyon Homes, Inc. (a)(b)	35,265	846,007
Zagg, Inc. (a)	38,365	483,399
		251,170,620
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	473,922
Amazon.com, Inc. (a)	679,412	666,231,407
Duluth Holdings, Inc. (a)(b)	12,299	240,937
Etsy, Inc. (a)(b)	161,975	2,651,531
EVINE Live, Inc. (a)	71,405	71,048
Expedia, Inc.	205,735	30,522,845
FTD Companies, Inc. (a)	25,393	340,012
Gaia, Inc. Class A (a)	12,609	140,590
Groupon, Inc. (a)(b)	645,768	2,867,210
HSN, Inc.	58,131	2,133,408
Lands' End, Inc. (a)(b)	26,352	320,177
Liberty Expedia Holdings, Inc.	99,495	5,441,382
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	144,556	8,898,867
Series A (a)	751,358	16,620,039
Liberty TripAdvisor Holdings, Inc. (a)	119,998	1,601,973
Netflix, Inc. (a)	737,411	128,833,076
NutriSystem, Inc.	50,522	2,743,345
Overstock.com, Inc. (a)(b)	24,847	545,392
PetMed Express, Inc. (b)	32,292	1,171,231
Priceline Group, Inc. (a)	83,939	155,461,743
Shutterfly, Inc. (a)	54,203	2,470,573
TripAdvisor, Inc. (a)(b)	187,324	8,004,355
U.S. Auto Parts Network, Inc. (a)	5,048	14,740
Wayfair LLC Class A (a)(b)	53,340	3,787,673
		1,041,587,476
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	1,574,831
Brunswick Corp.	157,212	8,250,486
Callaway Golf Co.	178,654	2,490,437
Clarus Corp. (a)	32,583	236,227
Escalade, Inc.	7,022	84,615
Hasbro, Inc.	191,773	18,841,697
JAKKS Pacific, Inc. (a)(b)	19,661	67,830
Johnson Outdoors, Inc. Class A	8,158	520,480
Malibu Boats, Inc. Class A (a)	36,393	981,519
Marine Products Corp.	11,741	182,925
Mattel, Inc. (b)	607,515	9,853,893
MCBC Holdings, Inc. (a)	21,350	365,939
Nautilus, Inc. (a)	46,907	766,929
Polaris Industries, Inc. (b)	100,575	9,376,607
Sturm, Ruger & Co., Inc. (b)	33,314	1,525,781
Summer Infant, Inc. (a)	32,605	66,514
Vista Outdoor, Inc. (a)(b)	94,769	1,942,765
		57,129,475
Media - 3.0%
A.H. Belo Corp. Class A	22,177	110,885
AMC Entertainment Holdings, Inc. Class A (b)	98,115	1,314,741
AMC Networks, Inc. Class A (a)	101,098	6,144,736
Ballantyne of Omaha, Inc. (a)	17,964	113,173
Cable One, Inc.	8,311	6,305,888
CBS Corp. Class B	648,125	41,518,888
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	484,977
Charter Communications, Inc. Class A (a)	368,979	147,052,891
Cinedigm Corp. (a)(b)	5,614	8,477
Cinemark Holdings, Inc.	176,432	5,873,421
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	221,987
Comcast Corp. Class A	8,100,248	328,951,071
Cumulus Media, Inc. Class A (a)(b)	17,877	6,972
Daily Journal Corp. (a)	644	135,176
Discovery Communications, Inc.:
Class A (a)(b)	247,368	5,494,043
Class C (non-vtg.) (a)	376,024	7,900,264
DISH Network Corp. Class A (a)	387,018	22,172,261
E.W. Scripps Co. Class A (a)(b)	104,171	1,862,577
Emmis Communications Corp. Class A (a)	1,993	5,281
Entercom Communications Corp. Class A (b)	42,593	438,708
Entravision Communication Corp. Class A	112,796	626,018
Gannett Co., Inc.	225,017	1,910,394
Global Eagle Entertainment, Inc. (a)(b)	84,431	260,892
Gray Television, Inc. (a)	109,585	1,567,066
Harte-Hanks, Inc. (a)	45,482	40,856
Hemisphere Media Group, Inc. (a)(b)	10,964	141,984
Insignia Systems, Inc.	5,038	5,290
Interpublic Group of Companies, Inc.	672,240	13,538,914
John Wiley & Sons, Inc. Class A	79,959	4,313,788
Lee Enterprises, Inc. (a)(b)	58,988	123,875
Liberty Broadband Corp.:
Class A (a)	36,926	3,745,404
Class C (a)	130,665	13,266,417
Liberty Global PLC:
Class A (a)	432,377	14,700,818
Class C (a)	1,083,957	35,803,100
LiLAC Class A (a)(b)	77,452	2,014,527
LiLAC Class C (a)	214,602	5,534,586
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	348,404
Liberty Braves Class C (a)	68,302	1,671,350
Liberty Formula One Group Series C (a)(b)	232,999	9,156,861
Liberty Media Class A (a)(b)	28,511	1,081,422
Liberty SiriusXM Series A(a)	131,422	5,874,563
Liberty SiriusXM Series C (a)	317,236	14,151,898
Lions Gate Entertainment Corp.:
Class A (b)	84,440	2,510,401
Class B (b)	201,823	5,665,172
Live Nation Entertainment, Inc. (a)	224,734	8,980,371
Loral Space & Communications Ltd. (a)	20,272	920,349
Meredith Corp.	62,660	3,405,571
MSG Network, Inc. Class A (a)	103,460	2,219,217
National CineMedia, Inc.	108,730	588,229
New Media Investment Group, Inc.	89,861	1,239,183
News Corp.:
Class A	717,388	9,591,478
Class B	130,013	1,781,178
Nexstar Broadcasting Group, Inc. Class A (b)	74,709	4,497,482
Omnicom Group, Inc. (b)	395,017	28,591,330
Reading International, Inc. Class A (a)	17,900	282,104
Regal Entertainment Group Class A	191,111	2,822,709
RLJ Entertainment, Inc. (a)	5,726	17,980
Saga Communications, Inc. Class A	3,882	158,580
Salem Communications Corp. Class A	10,842	65,594
Scholastic Corp.	44,904	1,770,565
Scripps Networks Interactive, Inc. Class A	162,026	13,877,527
Sinclair Broadcast Group, Inc. Class A	119,056	3,601,444
Sirius XM Holdings, Inc. (b)	2,845,102	16,359,337
Tegna, Inc.	350,960	4,429,115
The Madison Square Garden Co. (a)	25,883	5,500,396
The McClatchy Co. Class A (a)	6,072	44,204
The New York Times Co. Class A	207,571	3,871,199
The Walt Disney Co.	2,487,987	251,784,284
Time Warner, Inc.	1,326,649	134,124,214
Time, Inc.	173,717	2,284,379
Townsquare Media, Inc. (a)	1,285	12,824
Tribune Media Co. Class A	123,479	4,947,804
tronc, Inc. (a)	51,781	751,342
Twenty-First Century Fox, Inc.:
Class A	1,810,082	49,940,162
Class B	830,892	22,517,173
Urban One, Inc. Class D (non-vtg.) (a)	32,336	56,588
Viacom, Inc. Class B (non-vtg.)	632,315	18,084,209
World Wrestling Entertainment, Inc. Class A	69,670	1,518,806
		1,314,807,344
Multiline Retail - 0.3%
Big Lots, Inc. (b)	72,215	3,437,434
Dillard's, Inc. Class A (b)	40,152	2,441,242
Dollar General Corp.	429,076	31,133,755
Dollar Tree, Inc. (a)	405,144	32,265,668
Fred's, Inc. Class A (b)	52,965	313,553
JC Penney Corp., Inc. (a)(b)	535,524	2,072,478
Kohl's Corp.	300,366	11,948,559
Macy's, Inc.	517,789	10,754,478
Nordstrom, Inc. (b)	185,779	8,289,459
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	79,892	3,343,480
Sears Holdings Corp. (a)(b)	98,150	805,812
Target Corp.	944,954	51,528,342
The Bon-Ton Stores, Inc. (a)(b)	19,775	13,052
Tuesday Morning Corp. (a)(b)	61,992	139,482
		158,486,794
Specialty Retail - 2.0%
Aaron's, Inc. Class A	106,680	4,722,724
Abercrombie & Fitch Co. Class A	133,398	1,699,491
Advance Auto Parts, Inc.	124,902	12,227,906
America's Car Mart, Inc. (a)(b)	10,422	400,205
American Eagle Outfitters, Inc.	303,607	3,628,104
Armstrong Flooring, Inc. (a)	37,094	553,442
Asbury Automotive Group, Inc. (a)	40,476	2,179,633
Ascena Retail Group, Inc. (a)(b)	266,405	543,466
AutoNation, Inc. (a)(b)	112,063	5,084,298
AutoZone, Inc. (a)	48,090	25,412,680
Barnes & Noble Education, Inc. (a)	60,796	314,923
Barnes & Noble, Inc.	82,041	635,818
bebe stores, Inc. (a)(b)	6,695	36,956
Bed Bath & Beyond, Inc.	241,299	6,657,439
Best Buy Co., Inc.	452,794	24,568,602
Big 5 Sporting Goods Corp.	23,104	176,746
Boot Barn Holdings, Inc. (a)(b)	24,133	195,477
Build-A-Bear Workshop, Inc. (a)	15,205	139,886
Burlington Stores, Inc. (a)	117,818	10,265,482
Cabela's, Inc. Class A (a)	89,589	4,810,929
Caleres, Inc.	81,369	2,195,336
CarMax, Inc. (a)(b)	313,461	21,048,906
Cars.com, Inc. (b)	116,986	3,025,258
Chico's FAS, Inc.	231,778	1,780,055
Christopher & Banks Corp. (a)	57,707	74,442
Citi Trends, Inc.	19,731	357,723
Conn's, Inc. (a)(b)	39,904	692,334
Destination Maternity Corp. (a)	22,235	26,682
Destination XL Group, Inc. (a)(b)	51,406	95,101
Dick's Sporting Goods, Inc.	145,373	3,832,032
DSW, Inc. Class A (b)	144,844	2,683,959
Express, Inc. (a)	127,643	813,086
Finish Line, Inc. Class A (b)	63,867	532,012
Five Below, Inc. (a)(b)	100,983	4,803,761
Floor & Decor Holdings, Inc. Class A	44,505	1,599,510
Foot Locker, Inc.	223,548	7,875,596
Francesca's Holdings Corp. (a)	57,702	418,917
GameStop Corp. Class A	164,497	3,043,195
Gap, Inc. (b)	381,256	9,005,267
Genesco, Inc. (a)	32,141	679,782
GNC Holdings, Inc. Class A (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	1,855,698
Guess?, Inc.	102,345	1,594,535
Haverty Furniture Companies, Inc.	30,217	708,589
Hibbett Sports, Inc. (a)(b)	34,547	424,928
Home Depot, Inc.	2,049,223	307,117,051
Kirkland's, Inc. (a)	21,240	244,897
L Brands, Inc. (b)	421,006	15,248,837
Lithia Motors, Inc. Class A (sub. vtg.) (b)	38,999	4,211,892
Lowe's Companies, Inc.	1,466,570	108,364,857
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,852,556
MarineMax, Inc. (a)	36,815	594,562
Michaels Companies, Inc. (a)(b)	197,854	4,441,822
Monro, Inc. (b)	59,370	2,831,949
Murphy U.S.A., Inc. (a)(b)	58,955	3,800,239
New York & Co., Inc. (a)	34,393	66,378
O'Reilly Automotive, Inc. (a)	154,690	30,339,350
Office Depot, Inc.	882,988	3,788,019
Party City Holdco, Inc. (a)(b)	50,325	702,034
Penske Automotive Group, Inc.	71,056	3,009,932
Perfumania Holdings, Inc. (a)	876	1,594
Pier 1 Imports, Inc.	163,568	685,350
Rent-A-Center, Inc. (b)	93,716	1,133,964
RH (a)(b)	55,177	2,581,732
Ross Stores, Inc.	676,887	39,564,045
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,246,365
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	17,500
Select Comfort Corp. (a)(b)	68,724	2,029,420
Shoe Carnival, Inc.	21,330	428,733
Signet Jewelers Ltd. (b)	116,151	7,325,644
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	731,168
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	201,715
Stage Stores, Inc. (b)	38,699	70,432
Staples, Inc.	1,145,552	11,701,814
Stein Mart, Inc. (b)	40,412	50,515
Tailored Brands, Inc. (b)	76,887	908,804
The Buckle, Inc. (b)	40,527	573,457
The Cato Corp. Class A (sub. vtg.)	36,544	480,919
The Children's Place Retail Stores, Inc.	29,482	3,129,514
The Container Store Group, Inc. (a)(b)	22,029	89,438
Tiffany & Co., Inc.	181,968	16,631,875
Tile Shop Holdings, Inc.	56,926	856,736
Tilly's, Inc.	14,113	155,384
TJX Companies, Inc.	1,102,027	79,676,552
Tractor Supply Co. (b)	226,801	13,496,928
Trans World Entertainment Corp. (a)	2,977	4,614
Ulta Beauty, Inc.	99,561	22,003,977
Urban Outfitters, Inc. (a)(b)	143,484	2,932,813
Vitamin Shoppe, Inc. (a)(b)	45,231	241,986
West Marine, Inc.	26,644	345,573
Williams-Sonoma, Inc. (b)	139,872	6,434,112
Winmark Corp.	3,184	419,810
Zumiez, Inc. (a)(b)	31,066	386,772
		880,574,201
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	82,628	7,164,674
Cherokee, Inc. (a)	20,319	93,467
Coach, Inc.	480,314	20,029,094
Columbia Sportswear Co.	46,822	2,682,432
Crocs, Inc. (a)	126,644	1,130,931
Culp, Inc.	12,256	355,424
Deckers Outdoor Corp. (a)	55,355	3,537,185
Delta Apparel, Inc. (a)	4,312	84,601
Differential Brands Group, Inc. (a)	1,083	1,787
Emerald Expositions Events, Inc. (b)	58,843	1,279,247
Fossil Group, Inc. (a)(b)	73,701	610,981
G-III Apparel Group Ltd. (a)(b)	69,854	1,920,985
Hanesbrands, Inc. (b)	627,279	15,217,789
Iconix Brand Group, Inc. (a)(b)	101,691	568,453
J.Jill, Inc.	24,557	238,448
Lakeland Industries, Inc. (a)	6,813	96,063
lululemon athletica, Inc. (a)	180,400	10,382,020
Michael Kors Holdings Ltd. (a)	277,238	11,704,988
Movado Group, Inc.	39,217	1,088,272
NIKE, Inc. Class B	2,276,900	120,243,089
Oxford Industries, Inc.	25,955	1,500,459
Perry Ellis International, Inc. (a)	15,961	348,429
PVH Corp.	132,712	16,707,114
Ralph Lauren Corp.	91,187	8,014,425
Rocky Brands, Inc.	8,326	107,405
Sequential Brands Group, Inc. (a)(b)	82,806	252,558
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	228,771	6,046,418
Steven Madden Ltd. (a)	86,611	3,672,306
Superior Uniform Group, Inc.	11,974	263,667
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,046,019
Class C (non-vtg.) (a)(b)	313,320	4,731,132
Unifi, Inc. (a)	22,047	685,221
Vera Bradley, Inc. (a)	29,957	270,811
VF Corp.	554,884	34,885,557
Vince Holding Corp. (a)(b)	26,763	12,204
Wolverine World Wide, Inc.	170,818	4,492,513
		285,466,168

TOTAL CONSUMER DISCRETIONARY		5,472,013,562

CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,203,859
Brown-Forman Corp.:
Class A	46,010	2,559,076
Class B (non-vtg.)	362,686	19,236,865
Castle Brands, Inc. (a)(b)	173,742	246,714
Coca-Cola Bottling Co. Consolidated	7,832	1,672,837
Constellation Brands, Inc. Class A (sub. vtg.)	292,803	58,589,880
Craft Brew Alliance, Inc. (a)(b)	14,306	248,924
Dr. Pepper Snapple Group, Inc.	315,830	28,756,322
MGP Ingredients, Inc. (b)	19,078	1,072,756
Molson Coors Brewing Co. Class B	313,413	28,128,817
Monster Beverage Corp. (a)	699,904	39,068,641
National Beverage Corp. (b)	22,740	2,642,615
New Age Beverages Corp.	33,316	140,927
PepsiCo, Inc.	2,449,315	283,459,225
Primo Water Corp. (a)(b)	33,980	372,081
REED'S, Inc. (a)(b)	1,830	4,209
The Coca-Cola Co.	6,586,084	299,996,126
		768,399,874
Food & Staples Retailing - 1.6%
Andersons, Inc.	47,014	1,497,396
Casey's General Stores, Inc. (b)	65,556	6,910,914
Chefs' Warehouse Holdings (a)(b)	34,201	589,967
Costco Wholesale Corp.	750,932	117,701,082
CVS Health Corp.	1,751,876	135,490,090
Ingles Markets, Inc. Class A	21,439	470,586
Kroger Co.	1,557,377	34,059,835
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	67,901
Performance Food Group Co. (a)	157,320	4,373,496
PriceSmart, Inc.	38,992	3,168,100
Rite Aid Corp. (a)(b)	1,799,849	4,355,635
Smart & Final Stores, Inc. (a)(b)	46,551	328,185
SpartanNash Co.	61,272	1,509,742
Sprouts Farmers Market LLC (a)	217,629	4,339,522
SUPERVALU, Inc. (a)	107,946	2,157,841
Sysco Corp.	846,395	44,579,625
United Natural Foods, Inc. (a)(b)	87,309	3,033,988
Village Super Market, Inc. Class A	8,594	198,779
Wal-Mart Stores, Inc.	2,527,879	197,351,514
Walgreens Boots Alliance, Inc.	1,462,141	119,164,492
Weis Markets, Inc.	29,625	1,309,721
Welbilt, Inc. (a)(b)	274,877	5,470,052
		688,128,463
Food Products - 1.3%
Alico, Inc.	4,002	128,064
Amplify Snack Brands, Inc. (a)(b)	47,704	343,946
Archer Daniels Midland Co.	974,171	40,252,746
B&G Foods, Inc. Class A (b)	116,520	3,553,860
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,246,588
Bunge Ltd.	243,028	18,137,180
Cal-Maine Foods, Inc. (a)(b)	58,088	2,117,308
Calavo Growers, Inc. (b)	26,199	1,759,263
Campbell Soup Co.	330,429	15,265,820
Coffee Holding Co., Inc. (a)	3,401	12,958
ConAgra Foods, Inc.	702,119	22,790,783
Darling International, Inc. (a)	281,119	4,891,471
Dean Foods Co.	156,497	1,721,467
Farmer Brothers Co. (a)	27,261	887,346
Flowers Foods, Inc.	308,740	5,362,814
Fresh Del Monte Produce, Inc.	55,694	2,617,061
Freshpet, Inc. (a)(b)	33,847	536,475
General Mills, Inc. (b)	975,500	51,955,130
Hormel Foods Corp. (b)	467,102	14,358,715
Hostess Brands, Inc. Class A (a)(b)	143,616	1,915,837
Ingredion, Inc.	123,585	15,302,295
Inventure Foods, Inc. (a)(b)	20,016	68,655
J&J Snack Foods Corp.	25,667	3,272,286
John B. Sanfilippo & Son, Inc. (b)	17,222	1,068,797
Kellogg Co.	425,266	27,837,912
Lamb Weston Holdings, Inc.	239,740	10,903,375
Lancaster Colony Corp.	32,520	3,787,604
Landec Corp. (a)	35,757	464,841
Lifeway Foods, Inc. (a)	1,962	17,069
Limoneira Co.	13,723	307,395
McCormick & Co., Inc. (non-vtg.)	192,200	18,283,986
Mondelez International, Inc.	2,599,304	105,687,701
Omega Protein Corp.	32,056	506,485
Pilgrim's Pride Corp. (a)(b)	94,260	2,775,957
Pinnacle Foods, Inc.	202,857	12,031,449
Post Holdings, Inc. (a)	113,903	9,696,562
Sanderson Farms, Inc. (b)	34,070	5,026,006
Seaboard Corp.	460	1,976,008
Seneca Foods Corp. Class A (a)	9,032	269,154
Snyders-Lance, Inc.	142,680	5,067,994
The Hain Celestial Group, Inc. (a)	175,026	7,039,546
The Hershey Co.	243,763	25,575,614
The J.M. Smucker Co.	195,769	20,508,760
The Kraft Heinz Co.	1,023,514	82,648,756
Tootsie Roll Industries, Inc. (b)	47,006	1,755,674
TreeHouse Foods, Inc. (a)(b)	96,338	6,453,683
Tyson Foods, Inc. Class A	497,168	31,470,734
		592,659,130
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	79,976	2,726,382
Church & Dwight Co., Inc.	437,941	21,971,500
Clorox Co.	220,454	30,539,493
Colgate-Palmolive Co.	1,512,806	108,377,422
Energizer Holdings, Inc.	99,799	4,406,126
HRG Group, Inc. (a)	243,938	3,851,781
Kimberly-Clark Corp.	606,754	74,806,701
Oil-Dri Corp. of America	2,105	85,674
Orchids Paper Products Co. (b)	12,438	126,868
Procter & Gamble Co.	4,376,206	403,792,528
Spectrum Brands Holdings, Inc. (b)	41,932	4,610,843
WD-40 Co.	25,080	2,732,466
		658,027,784
Personal Products - 0.2%
Avon Products, Inc. (a)	750,697	1,869,236
Coty, Inc. Class A	800,297	13,268,924
Cyanotech Corp. (a)	2,300	10,810
Edgewell Personal Care Co. (a)	95,191	7,228,805
elf Beauty, Inc. (b)	35,801	740,723
Estee Lauder Companies, Inc. Class A	380,597	40,720,073
Herbalife Ltd. (a)(b)	121,381	8,376,503
Inter Parfums, Inc.	29,691	1,171,310
LifeVantage Corp. (a)	19,206	79,897
Mannatech, Inc.	599	9,015
MediFast, Inc.	40,989	2,320,797
Natural Health Trends Corp.	11,452	231,101
Nature's Sunshine Products, Inc.	6,985	73,692
Nu Skin Enterprises, Inc. Class A	84,187	5,121,095
Revlon, Inc. (a)(b)	25,388	429,057
The Female Health Co. (a)	11,731	18,887
USANA Health Sciences, Inc. (a)	20,348	1,204,602
		82,874,527
Tobacco - 1.2%
22nd Century Group, Inc. (a)(b)	98,310	216,282
Alliance One International, Inc. (a)	8,945	93,028
Altria Group, Inc.	3,307,146	209,673,056
Philip Morris International, Inc.	2,662,623	311,340,507
Universal Corp.	43,930	2,512,796
Vector Group Ltd. (b)	180,167	3,891,607
		527,727,276

TOTAL CONSUMER STAPLES		3,317,817,054

ENERGY - 5.3%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,200,132
Aspen Aerogels, Inc. (a)	9,858	40,319
Atwood Oceanics, Inc. (a)(b)	121,695	799,536
Baker Hughes, a GE Co. Class A	724,941	24,575,500
Basic Energy Services, Inc. (a)	42,877	610,568
Bristow Group, Inc. (b)	47,191	388,854
C&J Energy Services, Inc.	129,736	3,277,131
Carbo Ceramics, Inc. (a)(b)	36,697	240,732
Core Laboratories NV (b)	76,525	6,747,975
Dawson Geophysical Co. (a)	19,081	79,759
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,132,149
Dril-Quip, Inc. (a)(b)	70,873	2,661,281
ENGlobal Corp. (a)	5,637	7,272
Ensco PLC Class A (b)	494,916	2,103,393
Era Group, Inc. (a)	30,759	270,987
Exterran Corp. (a)	59,232	1,643,096
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	777,503
Forum Energy Technologies, Inc. (a)(b)	122,886	1,425,478
Frank's International NV (b)	90,617	569,075
Geospace Technologies Corp. (a)(b)	25,924	391,193
Gulf Island Fabrication, Inc.	17,861	200,043
Halliburton Co.	1,482,857	57,786,937
Helix Energy Solutions Group, Inc. (a)	241,675	1,515,302
Helmerich & Payne, Inc. (b)	179,550	7,602,147
Hornbeck Offshore Services, Inc. (a)(b)	41,835	115,883
Independence Contract Drilling, Inc. (a)	45,769	147,376
ION Geophysical Corp. (a)(b)	10,360	76,146
Mammoth Energy Services, Inc. (b)	11,194	154,253
Matrix Service Co. (a)	47,813	566,584
McDermott International, Inc. (a)	460,303	2,826,260
Mitcham Industries, Inc. (a)	23,287	87,326
Nabors Industries Ltd.	457,542	2,996,900
National Oilwell Varco, Inc.	640,133	19,632,879
Natural Gas Services Group, Inc. (a)	21,602	509,807
NCS Multistage Holdings, Inc.	41,493	819,902
Newpark Resources, Inc. (a)	153,002	1,231,666
Noble Corp. (b)	421,660	1,374,612
Oceaneering International, Inc.	170,909	3,853,998
Oil States International, Inc. (a)	89,813	1,953,433
Parker Drilling Co. (a)	180,331	198,364
Patterson-UTI Energy, Inc.	274,325	4,380,970
PHI, Inc. (non-vtg.) (a)	18,377	201,963
Pioneer Energy Services Corp. (a)	120,721	205,226
Profire Energy, Inc. (a)	14,213	21,462
RigNet, Inc. (a)	15,376	246,016
Rowan Companies PLC (a)(b)	205,609	2,004,688
RPC, Inc. (b)	95,956	1,862,506
Schlumberger Ltd.	2,382,237	151,295,872
SEACOR Holdings, Inc. (a)(b)	30,397	1,166,333
Smart Sand, Inc.	41,295	246,531
Solaris Oilfield Infrastructure, Inc. Class A	17,397	246,342
Superior Energy Services, Inc. (a)(b)	268,168	2,209,704
Synthesis Energy Systems, Inc. (a)(b)	138,081	56,254
TechnipFMC PLC	812,785	20,994,237
Tesco Corp. (a)	127,576	561,334
TETRA Technologies, Inc. (a)	186,418	384,021
Transocean Ltd. (United States) (a)(b)	642,424	5,242,180
U.S. Silica Holdings, Inc.	125,689	3,419,998
Unit Corp. (a)	95,665	1,522,987
Weatherford International PLC (b)	1,680,088	6,434,737
Willbros Group, Inc. (a)	69,552	153,014
		355,448,126
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corp. (a)	241,078	409,833
Adams Resources & Energy, Inc.	2,090	72,460
Aemetis, Inc. (a)	10,055	8,678
Amyris, Inc. (a)(b)	3,925	9,695
Anadarko Petroleum Corp.	953,300	39,018,569
Andeavor	257,277	25,766,292
Antero Resources Corp. (a)(b)	254,152	5,004,253
Apache Corp. (b)	667,324	25,918,864
Approach Resources, Inc. (a)(b)	60,041	166,914
Arch Coal, Inc.	42,349	3,382,415
Ardmore Shipping Corp. (b)	44,385	359,519
Barnwell Industries, Inc. (a)	2,847	5,125
Bill Barrett Corp. (a)(b)	120,934	361,593
Bonanza Creek Energy, Inc.	3,794	98,606
Bonanza Creek Energy, Inc. (c)	47,310	0
Cabot Oil & Gas Corp.	796,005	20,337,928
California Resources Corp. (a)(b)	64,079	499,816
Callon Petroleum Co. (a)(b)	334,854	3,469,087
Camber Energy, Inc. (a)(b)	376	73
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,745,184
Centennial Resource Development, Inc. Class A (b)	257,479	4,451,812
Cheniere Energy, Inc. (a)	408,060	17,460,887
Chesapeake Energy Corp. (a)(b)	1,267,641	4,614,213
Chevron Corp.	3,246,859	349,426,966
Cimarex Energy Co.	163,321	16,281,470
Clean Energy Fuels Corp. (a)(b)	207,470	493,779
Cloud Peak Energy, Inc. (a)	152,269	478,125
Cobalt International Energy, Inc. (a)(b)	37,473	70,449
Comstock Resources, Inc. (a)(b)	24,083	154,613
Concho Resources, Inc. (a)	252,785	28,051,551
ConocoPhillips Co.	2,125,019	92,778,330
CONSOL Energy, Inc.	300,644	4,374,370
Contango Oil & Gas Co. (a)	51,306	235,495
Continental Resources, Inc. (a)(b)	146,908	4,983,119
CVR Energy, Inc. (b)	23,933	512,645
Delek U.S. Holdings, Inc.	119,223	2,947,193
Denbury Resources, Inc. (a)(b)	635,481	673,610
Devon Energy Corp.	895,520	28,119,328
Diamondback Energy, Inc. (a)	166,969	15,159,116
Earthstone Energy, Inc. (a)(b)	10,660	102,229
Eclipse Resources Corp. (a)	169,538	395,024
Energen Corp. (a)	161,072	8,259,772
Energy XXI Gulf Coast, Inc. (b)	77,532	810,209
EOG Resources, Inc.	987,307	83,911,222
EP Energy Corp. (a)(b)	91,298	268,416
EQT Corp. (b)	294,556	18,362,621
Evolution Petroleum Corp.	53,534	372,061
EXCO Resources, Inc. (a)(b)	21,120	37,805
Extraction Oil & Gas, Inc. (b)	65,143	855,979
Exxon Mobil Corp.	7,260,245	554,174,501
Gastar Exploration, Inc. (a)(b)	285,601	168,562
Gener8 Maritime, Inc. (a)(b)	186,799	840,596
Gevo, Inc. (a)(b)	7,805	5,073
Green Plains, Inc. (b)	65,482	1,214,691
Gulfport Energy Corp. (a)	275,383	3,450,549
Halcon Resources Corp. (a)(b)	43,182	267,297
Hallador Energy Co.	29,822	172,968
Hess Corp.	463,865	18,044,349
HollyFrontier Corp.	300,302	9,402,456
Houston American Energy Corp. (a)(b)	36,485	17,878
International Seaways, Inc.	72,136	1,330,188
Isramco, Inc. (a)	123	13,850
Jagged Peak Energy, Inc. (b)	69,960	896,188
Jones Energy, Inc. (b)	91,542	90,627
Kinder Morgan, Inc.	3,278,366	63,370,815
Kosmos Energy Ltd. (a)(b)	380,364	2,677,763
Laredo Petroleum, Inc. (a)(b)	240,236	2,983,731
Lilis Energy, Inc. (a)(b)	19,185	70,217
Lonestar Resources U.S., Inc. (a)	18,853	61,461
Marathon Oil Corp.	1,454,381	16,172,717
Marathon Petroleum Corp.	886,982	46,522,206
Matador Resources Co. (a)(b)	153,132	3,610,853
Murphy Oil Corp. (b)	270,006	6,118,336
Newfield Exploration Co. (a)	346,789	9,061,597
Noble Energy, Inc.	783,196	18,616,569
Northern Oil & Gas, Inc. (a)(b)	93,777	79,710
Oasis Petroleum, Inc. (a)(b)	395,968	2,890,566
Occidental Petroleum Corp.	1,319,327	78,763,822
ONEOK, Inc.	645,368	34,953,131
Overseas Shipholding Group, Inc. (a)	80,103	181,033
Pacific Ethanol, Inc. (a)	51,285	256,425
Panhandle Royalty Co. Class A	32,305	681,636
Par Pacific Holdings, Inc. (a)(b)	53,028	944,429
Parsley Energy, Inc. Class A (a)	385,750	9,663,038
PBF Energy, Inc. Class A (b)	185,150	4,384,352
PDC Energy, Inc. (a)	95,525	3,756,998
Peabody Energy Corp.	204,690	5,936,010
Penn Virginia Corp. (b)	9,594	369,369
Petroquest Energy, Inc. (a)	17,737	31,749
Phillips 66 Co.	754,225	63,211,597
Pioneer Natural Resources Co.	290,835	37,706,758
QEP Resources, Inc. (a)	417,391	3,151,302
Range Resources Corp. (b)	313,387	5,440,398
Renewable Energy Group, Inc. (a)(b)	62,544	756,782
Resolute Energy Corp. (a)(b)	30,507	901,482
Rex American Resources Corp. (a)	9,008	780,273
Rex Energy Corp. (a)(b)	6,338	14,514
Rice Energy, Inc. (a)	273,274	7,476,777
Ring Energy, Inc. (a)	84,537	1,007,681
RSP Permian, Inc. (a)	181,533	5,696,506
Sanchez Energy Corp. (a)(b)	110,256	482,921
SandRidge Energy, Inc. (a)	37,708	649,332
SemGroup Corp. Class A (b)	87,119	2,238,958
SilverBow Resources, Inc. (a)(b)	9,186	198,785
SM Energy Co.	163,665	2,186,564
Southwestern Energy Co. (a)	872,953	4,757,594
Src Energy, Inc. (a)(b)	344,278	2,716,353
Stone Energy Corp. (b)	44,486	1,076,561
Syntroleum Corp. (a)(b)(c)	15,037	0
Targa Resources Corp.	367,453	16,377,380
Teekay Corp. (b)	95,089	876,721
Tellurian, Inc. (a)(b)	82,724	764,370
Tengasco, Inc. (a)	1,261	832
The Williams Companies, Inc.	1,418,085	42,159,667
Torchlight Energy Resources, Inc. (a)(b)	48,218	65,576
TransAtlantic Petroleum Ltd. (a)	18,382	13,787
U.S. Energy Corp. (a)	2,263	1,720
Uranium Energy Corp. (a)(b)	246,510	325,393
VAALCO Energy, Inc. (a)	68,248	49,650
Valero Energy Corp.	765,807	52,151,457
Vertex Energy, Inc. (a)(b)	17,824	14,259
W&T Offshore, Inc. (a)(b)	37,319	71,279
Warrior Metropolitan Coal, Inc.	102,882	2,807,650
Westmoreland Coal Co. (a)	31,012	72,258
Westwater Resources, Inc. (a)(b)	2,190	2,978
Whiting Petroleum Corp. (a)(b)	451,901	2,019,997
WildHorse Resource Development Corp. (b)	44,975	490,677
World Fuel Services Corp.	116,948	4,039,384
WPX Energy, Inc. (a)	680,691	6,800,103
Zion Oil & Gas, Inc. (a)(b)	91,553	305,787
		1,983,387,682

TOTAL ENERGY		2,338,835,808

FINANCIALS - 14.6%
Banks - 6.3%
1st Source Corp.	33,223	1,550,517
Access National Corp.	21,459	551,067
ACNB Corp.	3,789	99,082
Allegiance Bancshares, Inc. (a)	20,938	712,939
American National Bankshares, Inc.	2,748	100,302
Ameris Bancorp	68,985	3,038,789
Ames National Corp.	2,652	71,869
Arrow Financial Corp.	16,949	547,453
Associated Banc-Corp.	269,062	5,892,458
Atlantic Capital Bancshares, Inc. (a)	27,339	490,735
Banc of California, Inc. (b)	80,001	1,484,019
BancFirst Corp.	35,422	1,785,269
Bancorp, Inc., Delaware (a)	84,963	666,960
BancorpSouth, Inc.	133,469	3,877,274
Bank of America Corp.	17,019,398	406,593,418
Bank of Commerce Holdings (b)	29,023	306,193
Bank of Hawaii Corp.	74,301	5,805,137
Bank of Marin Bancorp	8,356	546,900
Bank of the Ozarks, Inc.	201,654	8,663,056
BankUnited, Inc.	186,241	6,198,100
Banner Corp.	51,093	2,816,246
Bar Harbor Bankshares	27,763	729,056
BB&T Corp.	1,389,355	64,035,372
BCB Bancorp, Inc.	11,980	170,116
Berkshire Hills Bancorp, Inc.	64,958	2,195,580
Blue Hills Bancorp, Inc.	49,471	925,108
BOK Financial Corp. (b)	49,801	4,007,984
Boston Private Financial Holdings, Inc.	148,661	2,185,317
Bridge Bancorp, Inc.	53,457	1,651,821
Brookline Bancorp, Inc., Delaware	125,282	1,797,797
Bryn Mawr Bank Corp.	27,092	1,109,417
C & F Financial Corp.	1,992	93,325
Camden National Corp.	25,093	978,627
Capital Bank Financial Corp. Series A	55,839	2,099,546
Capital City Bank Group, Inc.	7,146	147,851
Carolina Financial Corp.	15,721	534,986
Cathay General Bancorp	122,996	4,338,069
Centerstate Banks of Florida, Inc.	102,610	2,510,867
Central Pacific Financial Corp.	46,756	1,355,924
Central Valley Community Bancorp	4,570	89,892
Century Bancorp, Inc. Class A (non-vtg.)	686	45,825
Chemical Financial Corp.	128,787	5,848,218
CIT Group, Inc.	249,047	11,169,758
Citigroup, Inc.	4,717,068	320,902,136
Citizens & Northern Corp.	8,777	196,956
Citizens Financial Group, Inc.	870,236	28,830,919
City Holding Co.	25,184	1,594,903
Civista Bancshares, Inc. (b)	10,636	214,954
CNB Financial Corp., Pennsylvania	22,243	537,391
CoBiz, Inc.	52,226	890,453
Columbia Banking Systems, Inc.	99,994	3,716,777
Comerica, Inc.	292,599	19,969,882
Commerce Bancshares, Inc.	166,131	9,135,544
Commerce Union Bancshares, Inc.	8,584	205,930
Community Bank System, Inc.	95,374	4,907,946
Community Bankers Trust Corp. (a)	24,176	203,078
Community Financial Corp.	3,879	135,765
Community Trust Bancorp, Inc.	30,823	1,311,519
ConnectOne Bancorp, Inc.	44,434	1,013,095
CU Bancorp (a)	27,578	983,156
Cullen/Frost Bankers, Inc.	95,722	8,059,792
Customers Bancorp, Inc. (a)	47,427	1,336,493
CVB Financial Corp.	169,790	3,514,653
Eagle Bancorp, Inc. (a)	51,420	3,198,324
East West Bancorp, Inc.	249,361	13,807,119
Enterprise Bancorp, Inc.	15,551	497,476
Enterprise Financial Services Corp.	35,692	1,363,434
Equity Bancshares, Inc. (a)	6,273	214,223
Evans Bancorp, Inc. (b)	6,302	260,273
Farmers Capital Bank Corp.	12,316	461,234
Farmers National Banc Corp.	66,489	910,899
FCB Financial Holdings, Inc. Class A (a)	80,361	3,503,740
Fidelity Southern Corp.	33,831	739,546
Fifth Third Bancorp	1,290,331	33,716,349
Financial Institutions, Inc.	20,978	570,602
First Bancorp, North Carolina	37,328	1,154,928
First Bancorp, Puerto Rico (a)	301,460	1,712,293
First Bancshares, Inc.	3,982	112,292
First Busey Corp.	69,369	2,001,296
First Business Finance Services, Inc.	3,936	83,876
First Citizen Bancshares, Inc.	15,636	5,324,214
First Commonwealth Financial Corp.	162,059	2,043,564
First Community Bancshares, Inc.	14,260	367,052
First Connecticut Bancorp, Inc.	13,599	336,575
First Financial Bancorp, Ohio	103,444	2,477,484
First Financial Bankshares, Inc. (b)	118,200	4,733,910
First Financial Corp., Indiana	17,277	749,822
First Financial Northwest, Inc.	2,197	35,152
First Foundation, Inc. (a)	39,781	674,288
First Hawaiian, Inc.	99,118	2,685,107
First Horizon National Corp.	415,890	7,157,467
First Internet Bancorp	6,364	202,375
First Interstate Bancsystem, Inc.	47,490	1,671,648
First Merchants Corp.	71,357	2,802,189
First Mid-Illinois Bancshares, Inc.	15,730	545,516
First Midwest Bancorp, Inc., Delaware	157,154	3,312,806
First Northwest Bancorp (a)	5,375	85,248
First of Long Island Corp.	37,824	1,011,792
First Republic Bank	272,217	26,418,660
First South Bancorp, Inc., Virginia	13,282	231,372
First United Corp. (a)	3,395	53,471
Flushing Financial Corp.	47,044	1,286,183
FNB Corp., Pennsylvania	535,314	6,793,135
Franklin Financial Network, Inc. (a)	20,997	686,602
Fulton Financial Corp.	320,846	5,598,763
German American Bancorp, Inc.	33,825	1,100,666
Glacier Bancorp, Inc.	124,637	4,139,195
Great Southern Bancorp, Inc.	16,765	834,897
Great Western Bancorp, Inc.	100,598	3,613,480
Green Bancorp, Inc. (a)	40,300	808,015
Guaranty Bancorp	32,104	828,283
Hancock Holding Co.	152,688	6,710,638
Hanmi Financial Corp.	52,514	1,402,124
HarborOne Bancorp, Inc. (a)	44,762	769,459
Heartland Financial U.S.A., Inc.	40,533	1,844,252
Heritage Commerce Corp.	59,915	802,861
Heritage Financial Corp., Washington	51,567	1,348,477
Hilltop Holdings, Inc.	136,474	3,230,340
Home Bancshares, Inc.	211,108	4,920,927
HomeTrust Bancshares, Inc. (a)	28,372	658,230
Hope Bancorp, Inc.	216,598	3,495,892
Horizon Bancorp Industries	29,396	769,293
Howard Bancorp, Inc. (a)(b)	9,598	189,561
Huntington Bancshares, Inc.	1,891,662	23,816,025
IBERIABANK Corp.	90,251	6,913,227
Independent Bank Corp.	29,867	609,287
Independent Bank Corp., Massachusetts (b)	46,109	3,195,354
Independent Bank Group, Inc.	22,475	1,250,734
International Bancshares Corp.	106,256	3,819,903
Investar Holding Corp.	8,384	184,448
Investors Bancorp, Inc.	516,646	6,762,896
JPMorgan Chase & Co.	6,088,307	553,366,223
KeyCorp	1,887,018	32,475,580
Lakeland Bancorp, Inc.	71,024	1,313,944
Lakeland Financial Corp.	43,110	1,873,561
LegacyTexas Financial Group, Inc.	83,607	3,009,016
Live Oak Bancshares, Inc. (b)	47,360	1,058,496
M&T Bank Corp.	267,858	39,605,484
Macatawa Bank Corp.	22,839	218,569
MainSource Financial Group, Inc.	34,621	1,133,145
MB Financial, Inc.	124,722	4,960,194
MBT Financial Corp.	19,637	199,316
Mercantile Bank Corp.	25,655	779,655
Midland States Bancorp, Inc.	9,812	299,658
Midsouth Bancorp, Inc.	23,289	275,975
MidWestOne Financial Group, Inc.	12,572	413,367
MutualFirst Financial, Inc.	20,181	710,371
National Bank Holdings Corp.	47,060	1,514,391
National Bankshares, Inc. (b)	5,803	228,638
National Commerce Corp. (a)	16,217	644,626
NBT Bancorp, Inc.	92,219	3,027,550
Nicolet Bankshares, Inc. (a)	8,651	472,777
Northeast Bancorp	4,761	102,838
Northrim Bancorp, Inc.	6,518	194,562
Norwood Financial Corp. (b)	5,067	223,151
OFG Bancorp	71,939	625,869
Ohio Valley Banc Corp.	3,608	118,703
Old Line Bancshares, Inc.	8,031	220,853
Old National Bancorp, Indiana	272,863	4,461,310
Old Point Financial Corp.	1,881	57,822
Old Second Bancorp, Inc.	36,720	420,444
Opus Bank	31,202	698,925
Orrstown Financial Services, Inc.	5,669	138,607
Pacific Continental Corp.	35,872	851,960
Pacific Mercantile Bancorp (a)	10,321	87,729
Pacific Premier Bancorp, Inc. (a)	51,645	1,828,233
PacWest Bancorp	207,277	9,358,557
Park National Corp.	25,668	2,479,272
Park Sterling Corp.	83,541	949,861
PCSB Financial Corp. (b)	61,717	1,044,252
Peapack-Gladstone Financial Corp.	23,917	728,751
Penns Woods Bancorp, Inc.	3,854	165,375
People's Utah Bancorp	31,031	848,698
Peoples Bancorp of North Carolina	3,856	117,145
Peoples Bancorp, Inc.	27,844	864,835
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Peoples Financial Services Corp.	12,111	503,212
Peoples United Financial, Inc.	574,176	9,588,739
Pinnacle Financial Partners, Inc.	128,020	7,962,844
PNC Financial Services Group, Inc.	831,194	104,240,040
Popular, Inc.	183,067	7,306,204
Preferred Bank, Los Angeles	21,681	1,166,438
Premier Financial Bancorp, Inc.	4,507	85,182
Prosperity Bancshares, Inc.	109,880	6,565,330
QCR Holdings, Inc.	31,102	1,359,157
Regions Financial Corp.	2,020,677	28,511,752
Renasant Corp.	83,390	3,321,424
Republic Bancorp, Inc., Kentucky Class A	18,205	647,734
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	22,086
S&T Bancorp, Inc.	72,150	2,593,071
Sandy Spring Bancorp, Inc.	42,176	1,626,728
Seacoast Banking Corp., Florida (a)	63,108	1,443,280
ServisFirst Bancshares, Inc.	88,788	3,028,559
Shore Bancshares, Inc.	6,745	111,225
Sierra Bancorp	11,641	294,634
Signature Bank (a)	92,531	11,875,429
Simmons First National Corp. Class A	56,478	2,948,152
SmartFinancial, Inc. (a)	7,194	166,109
South State Corp.	41,590	3,420,778
Southern First Bancshares, Inc. (a)	4,963	175,442
Southern National Bancorp of Virginia, Inc.	38,866	651,006
Southside Bancshares, Inc.	47,031	1,536,503
Southwest Bancorp, Inc., Oklahoma	34,097	860,949
State Bank Financial Corp.	60,571	1,627,543
Sterling Bancorp	235,339	5,283,361
Stock Yards Bancorp, Inc.	30,796	1,071,701
Stonegate Bank	27,534	1,327,414
Summit Financial Group, Inc. (b)	7,690	168,334
Sun Bancorp, Inc.	15,520	362,392
Sunshine Bancorp, Inc. (a)(b)	3,140	67,824
SunTrust Banks, Inc.	838,051	46,176,610
SVB Financial Group (a)	90,200	15,274,468
Synovus Financial Corp.	230,632	9,714,220
TCF Financial Corp.	303,183	4,708,432
Texas Capital Bancshares, Inc. (a)	86,508	6,423,219
The First Bancorp, Inc.	17,759	462,267
Tompkins Financial Corp.	22,580	1,714,274
TowneBank	102,762	3,154,793
Trico Bancshares	37,499	1,334,214
TriState Capital Holdings, Inc. (a)	37,306	779,695
Triumph Bancorp, Inc. (a)	26,498	747,244
Trustmark Corp.	125,196	3,708,306
Two River Bancorp (b)	3,500	63,770
U.S. Bancorp	2,722,911	139,549,189
UMB Financial Corp.	85,559	5,742,720
Umpqua Holdings Corp.	368,620	6,450,850
Union Bankshares Corp.	76,873	2,408,431
Union Bankshares, Inc. (b)	1,824	78,706
United Bankshares, Inc., West Virginia (b)	191,327	6,419,021
United Community Bank, Inc.	111,127	2,901,526
United Security Bancshares, California	5,985	55,361
Unity Bancorp, Inc.	5,913	102,591
Univest Corp. of Pennsylvania	42,518	1,239,400
Valley National Bancorp	592,760	6,632,984
Veritex Holdings, Inc. (a)	20,567	543,174
Washington Trust Bancorp, Inc.	24,464	1,253,780
WashingtonFirst Bankshares, Inc.	14,852	503,037
Webster Financial Corp.	163,732	7,643,010
Wells Fargo & Co.	7,714,368	393,972,774
WesBanco, Inc.	73,993	2,810,254
West Bancorp., Inc.	59,222	1,299,923
Westamerica Bancorp.	50,684	2,612,760
Western Alliance Bancorp. (a)	158,029	7,621,739
Wintrust Financial Corp.	92,607	6,742,716
Xenith Bankshares, Inc. (a)	13,287	380,673
Zions Bancorporation	354,085	15,459,351
		2,786,881,926
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	94,956	16,777,776
Ameriprise Financial, Inc.	258,160	35,757,742
Arlington Asset Investment Corp. (b)	39,851	514,875
Artisan Partners Asset Management, Inc.	74,438	2,285,247
Ashford, Inc. (a)	1,254	77,309
Associated Capital Group, Inc.	6,083	208,951
B. Riley Financial, Inc.	24,014	393,830
Bank of New York Mellon Corp.	1,776,247	92,862,193
BGC Partners, Inc. Class A	395,046	5,131,648
BlackRock, Inc. Class A	207,191	86,815,101
Brighthouse Financial, Inc.	167,673	9,569,098
CBOE Holdings, Inc.	156,195	15,758,514
Charles Schwab Corp.	2,081,741	83,061,466
CME Group, Inc.	583,090	73,352,722
Cohen & Steers, Inc.	39,455	1,492,977
Cowen Group, Inc. Class A (a)(b)	42,436	689,585
Diamond Hill Investment Group, Inc.	4,801	942,580
E*TRADE Financial Corp. (a)	466,118	19,115,499
Eaton Vance Corp. (non-vtg.)	189,531	9,017,885
Evercore, Inc. Class A	86,895	6,556,228
FactSet Research Systems, Inc.	68,243	10,726,435
Federated Investors, Inc. Class B (non-vtg.) (b)	166,109	4,536,437
Financial Engines, Inc. (b)	110,645	3,656,817
Franklin Resources, Inc.	580,185	25,081,398
Gain Capital Holdings, Inc.	33,946	213,860
GAMCO Investors, Inc. Class A	6,083	179,266
Global Brokerage, Inc. Class A (a)(b)	5,137	6,421
Goldman Sachs Group, Inc.	625,751	140,005,529
Great Elm Capital Group, Inc. (a)	8,360	27,588
Greenhill & Co., Inc. (b)	46,751	703,603
Hamilton Lane, Inc. Class A	48,843	1,144,880
Houlihan Lokey	40,223	1,450,039
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	119,445	5,008,329
IntercontinentalExchange, Inc.	1,016,421	65,731,946
INTL FCStone, Inc. (a)	23,975	850,873
Invesco Ltd.	685,472	22,469,772
Investment Technology Group, Inc.	55,680	1,118,611
Janus Henderson Group PLC	310,163	10,719,233
Ladenburg Thalmann Financial Services, Inc.	146,974	377,723
Lazard Ltd. Class A	222,637	9,548,901
Legg Mason, Inc.	154,159	5,887,332
LPL Financial	136,938	6,414,176
Manning & Napier, Inc. Class A	21,800	77,390
MarketAxess Holdings, Inc.	63,986	12,346,099
Moelis & Co. Class A	54,806	2,159,356
Moody's Corp.	288,845	38,713,895
Morgan Stanley	2,432,356	110,672,198
Morningstar, Inc.	35,957	2,973,644
MSCI, Inc.	154,816	17,743,462
Northern Trust Corp.	367,395	32,514,458
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	220,139
Piper Jaffray Companies	20,940	1,161,123
PJT Partners, Inc.	43,421	1,678,656
Pzena Investment Management, Inc.	4,972	49,223
Raymond James Financial, Inc.	214,854	16,827,365
S&P Global, Inc.	441,125	68,078,821
Safeguard Scientifics, Inc. (a)(b)	26,745	326,289
SEI Investments Co.	229,425	13,412,186
Silvercrest Asset Management Group Class A	6,008	73,598
State Street Corp.	603,058	55,776,834
Stifel Financial Corp.	118,002	5,634,596
T. Rowe Price Group, Inc.	411,469	34,711,525
TD Ameritrade Holding Corp.	412,225	17,857,587
The NASDAQ OMX Group, Inc.	201,312	15,174,899
TheStreet.com, Inc. (a)	3,696	3,142
U.S. Global Investments, Inc. Class A	7,637	10,157
Vector Capital Corp. rights (a)(c)	4,280	0
Virtu Financial, Inc. Class A (b)	77,143	1,384,717
Virtus Investment Partners, Inc. (b)	10,135	1,074,310
Waddell & Reed Financial, Inc. Class A (b)	156,809	2,918,215
Westwood Holdings Group, Inc.	10,927	667,968
WisdomTree Investments, Inc. (b)	190,333	1,745,354
		1,232,235,445
Consumer Finance - 0.7%
Ally Financial, Inc.	799,706	18,073,356
American Express Co.	1,284,959	110,634,970
Asta Funding, Inc. (a)	4,468	35,967
Atlanticus Holdings Corp. (a)	35,598	87,215
Capital One Financial Corp.	824,624	65,648,317
Consumer Portfolio Services, Inc. (a)	11,930	46,885
Credit Acceptance Corp. (a)(b)	19,841	5,402,704
Discover Financial Services	653,137	38,502,426
Elevate Credit, Inc.	13,402	84,835
Encore Capital Group, Inc. (a)(b)	44,570	1,798,400
Enova International, Inc. (a)	32,960	392,224
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	783,784
First Cash Financial Services, Inc.	90,535	5,314,405
Green Dot Corp. Class A (a)	74,413	3,585,218
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	3,366,518
Navient Corp.	480,094	6,337,241
Nelnet, Inc. Class A	36,382	1,725,598
Nicholas Financial, Inc. (a)	5,705	49,120
OneMain Holdings, Inc. (a)	91,372	2,500,852
PRA Group, Inc. (a)(b)	79,585	2,300,007
Regional Management Corp. (a)	12,187	267,505
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,855,043
SLM Corp. (a)	719,307	7,315,352
Synchrony Financial	1,327,462	40,872,555
World Acceptance Corp. (a)(b)	10,919	816,960
		318,797,457
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	49,208	808,980
Alteryx, Inc. (b)	16,777	395,769
At Home Group, Inc.	11,583	283,784
Berkshire Hathaway, Inc. Class B (a)	3,252,453	589,214,385
Camping World Holdings, Inc. (b)	32,678	1,200,917
Cotiviti Holdings, Inc. (a)	64,469	2,303,477
Donnelley Financial Solutions, Inc.	58,021	1,242,230
FB Financial Corp. (b)	19,661	683,220
Leucadia National Corp.	564,714	13,372,428
Marlin Business Services Corp.	13,319	347,626
NewStar Financial, Inc.	27,065	290,137
On Deck Capital, Inc. (a)(b)	61,562	297,344
Quantenna Communications, Inc. (b)	16,406	304,823
Ra Pharmaceuticals, Inc.	9,916	148,839
Sachem Capital Corp.	200	930
Senseonics Holdings, Inc. (a)(b)	40,982	125,815
Tiptree, Inc.	33,155	212,192
Varex Imaging Corp. (b)	60,332	1,841,936
Voya Financial, Inc.	328,653	12,564,404
		625,639,236
Insurance - 2.9%
AFLAC, Inc.	676,740	55,864,887
Alleghany Corp. (a)	26,648	14,996,695
Allstate Corp.	619,177	56,035,519
AMBAC Financial Group, Inc. (a)	77,952	1,417,947
American Equity Investment Life Holding Co.	151,614	4,208,805
American Financial Group, Inc.	124,528	12,678,196
American International Group, Inc.	1,500,016	90,720,968
American National Insurance Co.	20,619	2,385,824
Amerisafe, Inc.	34,393	1,850,343
AmTrust Financial Services, Inc. (b)	184,814	2,291,694
Aon PLC	448,420	62,402,127
Arch Capital Group Ltd. (a)	219,343	21,350,848
Argo Group International Holdings, Ltd.	52,927	3,186,205
Arthur J. Gallagher & Co.	303,378	17,565,586
Aspen Insurance Holdings Ltd.	111,432	5,036,726
Assurant, Inc.	94,584	8,956,159
Assured Guaranty Ltd.	219,846	9,352,249
Athene Holding Ltd.	86,087	4,606,515
Atlas Financial Holdings, Inc. (a)	9,356	157,649
Axis Capital Holdings Ltd.	153,356	9,238,165
Baldwin & Lyons, Inc. Class B	11,829	259,055
Brown & Brown, Inc.	204,333	9,186,812
Chubb Ltd.	798,902	112,980,721
Cincinnati Financial Corp.	261,500	20,093,660
Citizens, Inc. Class A (a)(b)	62,312	469,209
CNA Financial Corp.	65,156	3,196,553
CNO Financial Group, Inc.	290,469	6,491,982
Crawford & Co. Class B	31,537	312,847
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)	26,343	639,608
EMC Insurance Group	8,724	243,225
Employers Holdings, Inc.	50,084	2,111,041
Enstar Group Ltd. (a)	18,704	3,882,015
Erie Indemnity Co. Class A	39,674	4,792,222
Everest Re Group Ltd.	70,880	17,895,782
FBL Financial Group, Inc. Class A	16,450	1,118,600
Federated National Holding Co.	19,431	301,958
Fidelity & Guaranty Life (b)	29,774	930,438
First Acceptance Corp. (a)	4,055	4,542
First American Financial Corp.	189,648	9,304,131
FNF Group	485,332	23,412,416
FNFV Group (a)	119,032	2,005,689
Genworth Financial, Inc. Class A (a)	831,470	2,851,942
Global Indemnity Ltd.	13,709	554,118
Greenlight Capital Re, Ltd. (a)	42,022	934,990
Hallmark Financial Services, Inc. (a)	10,337	105,954
Hanover Insurance Group, Inc.	70,993	6,970,093
Hartford Financial Services Group, Inc.	624,209	33,750,981
HCI Group, Inc.	13,167	513,381
Health Insurance Innovations, Inc. (a)	14,064	473,254
Heritage Insurance Holdings, Inc.	60,181	684,860
Horace Mann Educators Corp.	65,267	2,294,135
Independence Holding Co.	16,014	347,504
Infinity Property & Casualty Corp.	17,608	1,557,428
Investors Title Co.	1,086	190,995
James River Group Holdings Ltd.	33,994	1,355,681
Kemper Corp.	85,524	4,096,600
Kingstone Companies, Inc.	9,045	136,127
Kinsale Capital Group, Inc.	33,893	1,282,850
Lincoln National Corp.	381,053	25,858,257
Loews Corp.	473,959	22,077,010
Maiden Holdings Ltd.	125,108	907,033
Markel Corp. (a)	24,343	25,608,593
Marsh & McLennan Companies, Inc.	882,937	68,939,721
MBIA, Inc. (a)(b)	228,577	2,299,485
Mercury General Corp.	66,212	3,805,204
MetLife, Inc.	1,844,404	86,373,439
National General Holdings Corp.	106,900	1,835,473
National Western Life Group, Inc.	3,602	1,204,545
Navigators Group, Inc.	37,597	2,097,913
NI Holdings, Inc.	11,972	197,658
Old Republic International Corp.	417,839	7,976,547
OneBeacon Insurance Group Ltd.	45,014	820,155
Patriot National, Inc. (b)	7,857	11,786
Primerica, Inc.	75,461	5,776,540
Principal Financial Group, Inc.	451,193	28,208,586
ProAssurance Corp.	95,168	5,067,696
Progressive Corp.	987,900	45,917,592
Prudential Financial, Inc.	741,461	75,688,339
Reinsurance Group of America, Inc.	107,870	14,503,122
RenaissanceRe Holdings Ltd.	73,938	10,289,212
RLI Corp.	67,585	3,617,149
Safety Insurance Group, Inc.	21,926	1,565,516
Selective Insurance Group, Inc.	101,970	5,139,288
State Auto Financial Corp.	23,497	581,316
State National Companies, Inc.	40,781	847,021
Stewart Information Services Corp.	39,769	1,434,866
The Travelers Companies, Inc.	475,109	57,573,709
Third Point Reinsurance Ltd. (a)	92,317	1,297,054
Torchmark Corp.	180,107	13,862,836
Trupanion, Inc. (a)(b)	25,585	559,800
United Fire Group, Inc.	36,055	1,516,473
United Insurance Holdings Corp.	29,576	465,526
Universal Insurance Holdings, Inc. (b)	52,834	1,133,289
Unum Group	384,330	18,517,019
Validus Holdings Ltd.	133,201	6,680,030
W.R. Berkley Corp.	176,033	11,730,839
White Mountains Insurance Group Ltd.	8,265	7,199,394
Willis Group Holdings PLC	216,037	32,075,013
WMI Holdings Corp. (a)	391,046	488,808
XL Group Ltd.	452,595	18,538,291
		1,282,446,412
Mortgage Real Estate Investment Trusts - 0.3%
AG Mortgage Investment Trust, Inc.	28,740	553,820
AGNC Investment Corp.	599,467	12,912,519
American Capital Mortgage Investment Corp.	77,847	1,494,662
Annaly Capital Management, Inc.	1,841,289	23,016,113
Anworth Mortgage Asset Corp.	251,516	1,524,187
Apollo Commercial Real Estate Finance, Inc.	157,668	2,852,214
Arbor Realty Trust, Inc.	80,640	661,248
Ares Commercial Real Estate Corp.	39,618	522,561
Armour Residential REIT, Inc. (b)	61,211	1,616,583
Blackstone Mortgage Trust, Inc. (b)	164,134	5,145,601
Capstead Mortgage Corp.	155,839	1,506,963
Cherry Hill Mortgage Investment Corp.	12,023	222,185
Chimera Investment Corp.	306,209	5,839,406
CIM Commercial Trust Corp. (b)	6,057	94,792
CYS Investments, Inc.	246,028	2,162,586
Dynex Capital, Inc.	68,104	486,944
Ellington Residential Mortgage REIT	15,540	227,350
Five Oaks Investment Corp. (b)	6,106	25,401
Great Ajax Corp.	14,698	208,418
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,233	1,954,206
Invesco Mortgage Capital, Inc.	180,605	3,066,673
KKR Real Estate Finance Trust, Inc.	46,076	956,999
Ladder Capital Corp. Class A	130,256	1,787,112
MFA Financial, Inc.	654,424	5,745,843
New Residential Investment Corp.	514,969	8,486,689
New York Mortgage Trust, Inc. (b)	176,500	1,104,890
Orchid Island Capital, Inc.	73,768	713,337
Owens Realty Mortgage, Inc.	54,252	941,272
PennyMac Mortgage Investment Trust	106,166	1,835,610
Redwood Trust, Inc.	130,122	2,170,435
Resource Capital Corp.	40,594	420,148
Starwood Property Trust, Inc.	462,583	10,273,968
Two Harbors Investment Corp.	567,052	5,800,942
Western Asset Mortgage Capital Corp. (b)	72,828	765,422
ZAIS Financial Corp.	6,000	91,500
		107,188,599
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	520,270
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc. (a)	1,992	88,345
Astoria Financial Corp.	151,919	2,976,093
Bank Mutual Corp.	56,001	512,409
BankFinancial Corp.	19,300	309,572
Bear State Financial, Inc.	13,571	139,510
Beneficial Bancorp, Inc.	178,014	2,661,309
BofI Holding, Inc. (a)(b)	104,951	2,782,251
BSB Bancorp, Inc. (a)	6,958	198,303
Capitol Federal Financial, Inc.	255,033	3,499,053
Charter Financial Corp.	26,857	436,695
Clifton Bancorp, Inc.	32,703	515,072
Dime Community Bancshares, Inc.	51,879	983,107
Entegra Financial Corp. (a)(b)	3,030	70,296
ESSA Bancorp, Inc.	4,298	64,900
Essent Group Ltd. (a)	146,912	5,741,321
Farmer Mac Class C (non-vtg.)	17,857	1,216,419
First Defiance Financial Corp.	13,178	645,195
Flagstar Bancorp, Inc. (a)	37,206	1,221,101
Hingham Institution for Savings	2,103	386,973
Home Bancorp, Inc.	3,114	125,743
HomeStreet, Inc. (a)	54,010	1,363,753
Impac Mortgage Holdings, Inc. (a)(b)	22,924	304,201
Kearny Financial Corp.	157,909	2,234,412
Lendingtree, Inc. (a)(b)	12,573	2,903,734
Malvern Bancorp, Inc. (a)	6,089	144,918
Meridian Bancorp, Inc. Maryland	112,706	1,983,626
Meta Financial Group, Inc.	16,728	1,175,978
MGIC Investment Corp. (a)	616,542	7,059,406
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,090,525
New York Community Bancorp, Inc.	878,574	10,586,817
NMI Holdings, Inc. (a)	95,441	1,035,535
Northfield Bancorp, Inc.	77,835	1,253,922
Northwest Bancshares, Inc.	177,568	2,739,874
OceanFirst Financial Corp.	60,020	1,498,099
Ocwen Financial Corp. (a)(b)	179,422	525,706
Oritani Financial Corp.	122,108	1,959,833
PennyMac Financial Services, Inc. (a)	35,269	599,573
PHH Corp. (a)	94,843	1,346,771
Poage Bankshares, Inc.	2,365	43,161
Provident Financial Holdings, Inc.	3,066	58,070
Provident Financial Services, Inc.	124,224	3,086,966
Radian Group, Inc.	389,840	6,822,200
Riverview Bancorp, Inc.	6,875	55,206
Security National Financial Corp. Class A	11,754	69,349
SI Financial Group, Inc.	3,746	54,692
Southern Missouri Bancorp, Inc.	5,377	174,537
Territorial Bancorp, Inc.	13,244	400,366
TFS Financial Corp.	159,329	2,450,480
Timberland Bancorp, Inc.	5,034	139,492
Trustco Bank Corp., New York	140,018	1,106,142
United Community Financial Corp.	43,226	392,924
United Financial Bancorp, Inc. New	84,987	1,471,975
Walker & Dunlop, Inc. (a)	49,313	2,376,393
Walter Investment Management Corp. (a)(b)	49,597	21,416
Washington Federal, Inc.	157,606	4,925,188
Waterstone Financial, Inc.	41,772	737,276
Westbury Bancorp, Inc. (a)	4,860	97,929
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	46,100	2,060,670
		91,256,217

TOTAL FINANCIALS		6,444,965,562

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,726,854	205,332,106
Abeona Therapeutics, Inc. (a)(b)	62,198	817,904
ACADIA Pharmaceuticals, Inc. (a)(b)	164,038	5,841,393
Acceleron Pharma, Inc. (a)(b)	65,396	2,534,749
Achaogen, Inc. (a)(b)	54,118	1,014,171
Achillion Pharmaceuticals, Inc. (a)	199,588	1,019,895
Acorda Therapeutics, Inc. (a)(b)	83,616	1,739,213
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	23,580
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	509,617
Aduro Biotech, Inc. (a)(b)	43,288	525,949
Advaxis, Inc. (a)(b)	48,573	330,782
Adverum Biotechnologies, Inc. (a)	12,370	34,018
Aevi Genomic Medicine, Inc. (a)	41,669	52,920
Agenus, Inc. (a)(b)	138,167	509,836
Agios Pharmaceuticals, Inc. (a)(b)	72,800	4,605,328
Aimmune Therapeutics, Inc. (a)(b)	39,537	850,046
Akebia Therapeutics, Inc. (a)	89,194	1,493,108
Albireo Pharma, Inc. (a)	5,786	143,146
Alder Biopharmaceuticals, Inc. (a)	88,675	869,015
Alexion Pharmaceuticals, Inc. (a)	385,294	54,869,719
Alkermes PLC (a)(b)	263,559	13,383,526
Alnylam Pharmaceuticals, Inc. (a)(b)	138,114	11,840,513
Alpine Immune Sciences, Inc. (a)	12,084	105,735
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	914,225
Amgen, Inc.	1,262,784	224,485,112
Amicus Therapeutics, Inc. (a)(b)	274,496	3,826,474
AnaptysBio, Inc.	8,529	238,556
Anavex Life Sciences Corp. (a)(b)	58,538	259,909
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	11,629
Applied Genetic Technologies Corp. (a)	14,097	64,846
Aptevo Therapeutics, Inc. (a)	19,070	25,363
AquaBounty Technologies, Inc. (a)(b)	1,372	9,906
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	407,327
Ardelyx, Inc. (a)	32,056	165,088
Arena Pharmaceuticals, Inc. (a)	64,716	1,500,117
Argos Therapeutics, Inc. (a)(b)	19,777	3,942
ArQule, Inc. (a)	65,290	71,166
Array BioPharma, Inc. (a)(b)	301,593	2,919,420
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	625,629
Asterias Biotherapeutics, Inc. (a)(b)	24,436	84,304
Atara Biotherapeutics, Inc. (a)(b)	38,054	599,351
Athersys, Inc. (a)(b)	185,212	324,121
aTyr Pharma, Inc. (a)	6,529	19,913
Audentes Therapeutics, Inc. (a)	34,208	718,026
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	560,932
Aviragen Therapeutics, Inc. (a)	46,093	28,946
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	389,209
Biocept, Inc. (a)(b)	7,092	8,652
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	640,101
Biogen, Inc. (a)	364,324	115,330,405
Biohaven Pharmaceutical Holding Co. Ltd. (b)	57,394	2,051,836
BioMarin Pharmaceutical, Inc. (a)	315,079	28,416,975
Biospecifics Technologies Corp. (a)	7,257	342,168
Biostage, Inc. (a)(b)	3,080	960
BioTime, Inc. (a)(b)	346,441	1,015,072
Bioverativ, Inc.	185,633	10,523,535
bluebird bio, Inc. (a)(b)	75,907	9,476,989
Blueprint Medicines Corp. (a)	59,036	3,200,932
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	65,587
Calithera Biosciences, Inc. (a)	45,690	749,316
Cancer Genetics, Inc. (a)(b)	9,725	33,065
Cara Therapeutics, Inc. (a)(b)	41,713	597,747
Cascadian Therapeutics, Inc. (a)(b)	49,541	179,338
CASI Pharmaceuticals, Inc. (a)	289	278
Catalyst Biosciences, Inc. (a)	180	603
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	257,175
Cel-Sci Corp. (a)(b)	3,253	5,920
Celgene Corp. (a)	1,338,817	186,001,846
Celldex Therapeutics, Inc. (a)(b)	215,095	529,134
Cellular Biomedicine Group, Inc. (a)(b)	8,068	79,470
Celsion Corp. (a)	762	1,021
ChemoCentryx, Inc. (a)	36,062	250,270
Chiasma, Inc. (a)(b)	8,745	19,239
Chimerix, Inc. (a)	63,824	303,802
Cidara Therapeutics, Inc. (a)	2,782	19,196
Cleveland Biolabs, Inc. (a)(b)	1,776	4,795
Clovis Oncology, Inc. (a)(b)	83,622	6,361,126
Coherus BioSciences, Inc. (a)(b)	71,178	1,028,522
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	209,757
Concert Pharmaceuticals, Inc. (a)	25,754	391,976
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	357,384
Corvus Pharmaceuticals, Inc. (a)(b)	10,405	168,249
CTI BioPharma Corp. (a)(b)	19,153	62,247
Curis, Inc. (a)	179,000	365,160
Cyclacel Pharmaceuticals, Inc.	960	1,613
Cytokinetics, Inc. (a)(b)	76,663	1,138,446
CytomX Therapeutics, Inc. (a)	55,930	966,470
Cytori Therapeutics, Inc. (a)(b)	10,777	3,880
CytRx Corp. (a)(b)	243,861	129,490
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	78,002
Dimension Therapeutics, Inc. (a)	31,436	106,882
Dyax Corp. rights 12/31/19 (a)(c)	200,675	662,228
Dynavax Technologies Corp. (a)(b)	88,051	1,580,515
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	812,617
Edge Therapeutics, Inc. (a)(b)	50,398	531,699
Editas Medicine, Inc. (a)(b)	42,479	896,732
Eiger Biopharmaceuticals, Inc. (a)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	6,593
Emergent BioSolutions, Inc. (a)(b)	56,205	2,098,133
Enanta Pharmaceuticals, Inc. (a)(b)	25,666	1,100,045
Epizyme, Inc. (a)(b)	64,306	1,115,709
Esperion Therapeutics, Inc. (a)(b)	35,029	1,731,133
Exact Sciences Corp. (a)(b)	200,706	8,407,574
Exelixis, Inc. (a)	390,440	11,416,466
Fate Therapeutics, Inc. (a)(b)	23,219	87,768
Fibrocell Science, Inc. (a)	12,960	34,733
FibroGen, Inc. (a)	112,539	5,424,380
Five Prime Therapeutics, Inc. (a)	46,353	1,572,294
Flexion Therapeutics, Inc. (a)(b)	39,546	1,016,332
Fortress Biotech, Inc. (a)(b)	43,908	208,563
Foundation Medicine, Inc. (a)(b)	24,382	982,595
Galectin Therapeutics, Inc. (a)(b)	56,076	96,451
Galena Biopharma, Inc. (a)(b)	12,770	4,597
Genocea Biosciences, Inc. (a)(b)	32,032	155,996
Genomic Health, Inc. (a)	30,953	981,210
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	602,783
Gilead Sciences, Inc.	2,245,188	187,944,687
Global Blood Therapeutics, Inc. (a)(b)	55,511	1,687,534
GlycoMimetics, Inc. (a)(b)	35,771	436,406
GTx, Inc. (a)(b)	1,962	12,930
Halozyme Therapeutics, Inc. (a)(b)	222,904	2,899,981
Heat Biologics, Inc. (a)	3,136	1,756
Hemispherx Biopharma, Inc. (a)	10,898	3,956
Heron Therapeutics, Inc. (a)(b)	88,956	1,467,774
iBio, Inc. (a)	40,361	11,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	315,246
Ignyta, Inc. (a)(b)	75,502	868,273
Immune Design Corp. (a)(b)	22,465	243,745
Immune Pharmaceuticals, Inc. (a)(b)	7,141	8,284
ImmunoCellular Therapeutics Ltd. (a)	1,048	290
ImmunoGen, Inc. (a)(b)	155,417	1,299,286
Immunomedics, Inc. (a)(b)	167,994	2,123,444
Incyte Corp. (a)	290,297	39,889,711
Infinity Pharmaceuticals, Inc. (a)	64,535	61,437
Inotek Pharmaceuticals Corp. (a)(b)	20,127	20,530
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	913,043
Insmed, Inc. (a)	93,412	1,160,177
Insys Therapeutics, Inc. (a)(b)	45,156	412,726
Intellia Therapeutics, Inc. (a)(b)	14,395	302,727
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,471,013
Intrexon Corp. (a)(b)	110,181	2,173,871
Invitae Corp. (a)	60,878	597,822
Ionis Pharmaceuticals, Inc. (a)(b)	209,776	11,248,189
Iovance Biotherapeutics, Inc. (a)	86,775	498,956
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	221,795	3,537,630
IsoRay, Inc. (a)	57,047	30,235
Jounce Therapeutics, Inc.	10,322	175,371
Juno Therapeutics, Inc. (a)(b)	132,147	5,453,707
Kalvista Pharmaceuticals, Inc. (a)	508	3,358
Karyopharm Therapeutics, Inc. (a)	46,345	473,646
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	1,270,705
Kindred Biosciences, Inc. (a)	41,075	312,170
Kite Pharma, Inc. (a)(b)	85,521	15,221,883
Kura Oncology, Inc. (a)	20,397	146,858
La Jolla Pharmaceutical Co. (a)(b)	28,865	985,740
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,043,237
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	4,687,389
Loxo Oncology, Inc. (a)(b)	32,076	2,675,138
Macrogenics, Inc. (a)(b)	52,348	989,901
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	111,447
MannKind Corp. (a)(b)	80,635	166,914
Matinas BioPharma Holdings, Inc. (b)	91,988	117,745
MediciNova, Inc. (a)	31,401	170,193
MEI Pharma, Inc. (a)	62,189	164,179
Merrimack Pharmaceuticals, Inc. (b)	222,876	303,111
MiMedx Group, Inc. (a)(b)	170,113	2,767,739
Minerva Neurosciences, Inc. (a)(b)	51,124	309,300
Mirati Therapeutics, Inc. (a)(b)	22,963	124,000
Molecular Templates, Inc. (a)(b)	11,026	63,510
Momenta Pharmaceuticals, Inc. (a)	120,689	2,033,610
Myriad Genetics, Inc. (a)(b)	115,012	3,506,716
NanoViricides, Inc. (a)(b)	32,620	44,363
NantKwest, Inc. (a)(b)	76,001	473,486
Natera, Inc. (a)(b)	66,582	822,288
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	58,305
Neothetics, Inc. (a)(b)	10,095	3,474
Neuralstem, Inc. (a)(b)	8,195	9,752
Neurocrine Biosciences, Inc. (a)(b)	154,025	8,717,815
NewLink Genetics Corp. (a)(b)	41,496	336,948
Novavax, Inc. (a)(b)	436,535	458,362
Ohr Pharmaceutical, Inc. (a)(b)	32,314	24,727
OncoCyte Corp. (a)(b)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	3,370
OncoGenex Pharmaceuticals, Inc. rights (c)	10,565	0
OncoMed Pharmaceuticals, Inc. (a)	27,577	137,058
Onconova Therapeutics, Inc. (a)	624	1,011
Opexa Therapeutics, Inc. (a)(b)	715	613
Ophthotech Corp. (a)	50,366	156,135
Opko Health, Inc. (a)(b)	617,855	3,954,272
Oragenics, Inc. (a)	9,973	3,191
Organovo Holdings, Inc. (a)(b)	337,362	701,713
Otonomy, Inc. (a)	38,289	137,840
OvaScience, Inc. (a)(b)	60,110	84,154
Palatin Technologies, Inc. (a)	204,858	88,089
PDL BioPharma, Inc. (a)(b)	309,517	965,693
Peregrine Pharmaceuticals, Inc. (a)	55,462	171,932
Pfenex, Inc. (a)	21,045	75,972
PharmAthene, Inc.	5,138	12,948
Portola Pharmaceuticals, Inc. (a)	95,806	6,078,891
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	798,205
Protagonist Therapeutics, Inc. (b)	52,263	853,455
Proteon Therapeutics, Inc. (a)(b)	5,515	7,170
Proteostasis Therapeutics, Inc. (a)(b)	15,177	32,934
Prothena Corp. PLC (a)(b)	67,107	4,123,054
PTC Therapeutics, Inc. (a)(b)	53,763	1,115,582
Puma Biotechnology, Inc. (a)(b)	47,911	4,431,768
Radius Health, Inc. (a)(b)	63,620	2,394,021
Recro Pharma, Inc. (a)(b)	20,797	156,601
Regeneron Pharmaceuticals, Inc. (a)	129,960	64,577,124
REGENXBIO, Inc. (a)	45,270	1,029,893
Regulus Therapeutics, Inc. (a)(b)	85,834	85,834
Repligen Corp. (a)(b)	69,352	3,028,602
Retrophin, Inc. (a)(b)	55,340	1,350,296
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	101,938
Rigel Pharmaceuticals, Inc. (a)	204,250	520,838
Sage Therapeutics, Inc. (a)(b)	54,004	4,441,829
Sangamo Therapeutics, Inc. (a)(b)	153,345	2,047,156
Sarepta Therapeutics, Inc. (a)(b)	98,863	3,983,190
Savara, Inc. (a)(b)	2,094	10,994
Seattle Genetics, Inc. (a)(b)	163,698	8,599,056
Selecta Biosciences, Inc. (a)	4,963	88,590
Seres Therapeutics, Inc. (a)(b)	32,924	461,924
Sorrento Therapeutics, Inc. (a)(b)	134,335	241,803
Spark Therapeutics, Inc. (a)(b)	52,137	4,292,439
Spectrum Pharmaceuticals, Inc. (a)(b)	121,770	1,188,475
Spring Bank Pharmaceuticals, Inc. (a)	9,145	133,151
Stemline Therapeutics, Inc. (a)(b)	29,702	268,803
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	11,859
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	384,088
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	1,154,118
Synthetic Biologics, Inc. (a)(b)	84,770	64,425
Syros Pharmaceuticals, Inc. (a)(b)	16,253	318,071
T2 Biosystems, Inc. (a)	14,700	61,593
Tenax Therapeutics, Inc. (a)(b)	1,373	467
TESARO, Inc. (a)(b)	58,508	7,555,723
TG Therapeutics, Inc. (a)(b)	86,621	1,100,087
Tocagen, Inc. (b)	8,584	119,403
TONIX Pharmaceuticals Holding (a)(b)	1,717	6,473
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	10,278
Trevena, Inc. (a)(b)	130,021	312,050
Trovagene, Inc. (a)(b)	33,847	22,339
Ultragenyx Pharmaceutical, Inc. (a)(b)	65,524	3,738,799
United Therapeutics Corp. (a)(b)	76,764	10,040,731
Vanda Pharmaceuticals, Inc. (a)	83,623	1,438,316
Veracyte, Inc. (a)	15,721	128,755
Verastem, Inc. (a)	47,048	183,487
Vericel Corp. (a)(b)	28,746	123,608
Versartis, Inc. (a)	37,706	716,414
Vertex Pharmaceuticals, Inc. (a)	425,706	68,342,841
Vical, Inc. (a)	6,566	15,496
Vital Therapies, Inc. (a)	26,714	80,142
Voyager Therapeutics, Inc. (a)	6,634	63,952
Xbiotech, Inc. (a)(b)	36,998	189,430
Xencor, Inc. (a)(b)	60,989	1,318,582
XOMA Corp. (a)(b)	4,980	55,228
Zafgen, Inc. (a)	24,672	89,066
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,424,580
		1,499,608,882
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	36,438	1,684,164
Abbott Laboratories	2,965,736	151,074,592
Abiomed, Inc. (a)	70,588	10,644,670
Accuray, Inc. (a)(b)	142,393	590,931
Alere, Inc. (a)	147,553	7,297,971
Align Technology, Inc. (a)	129,953	22,967,893
Alliqua Biomedical, Inc. (a)(b)	4,397	1,452
Alphatec Holdings, Inc. (a)(b)	3,066	6,193
Amedica Corp. (a)(b)	69,010	22,704
Analogic Corp.	19,536	1,397,801
Angiodynamics, Inc. (a)	51,608	878,884
Anika Therapeutics, Inc. (a)(b)	26,869	1,442,865
Antares Pharma, Inc. (a)(b)	242,616	730,274
Apollo Endosurgery, Inc. (a)	102	422
Atricure, Inc. (a)(b)	47,294	1,060,804
Atrion Corp.	2,291	1,425,346
Avinger, Inc. (a)(b)	31,221	9,366
AxoGen, Inc. (a)	41,462	729,731
Baxter International, Inc.	832,536	51,650,533
Becton, Dickinson & Co.	388,521	77,486,628
Bellerophon Therapeutics, Inc. (a)(b)	16,556	18,212
BioLase Technology, Inc. (a)(b)	31,172	15,873
Boston Scientific Corp. (a)	2,353,090	64,827,630
Bovie Medical Corp. (a)	10,849	25,821
C.R. Bard, Inc.	123,487	39,615,864
Cantel Medical Corp.	62,489	5,077,231
Cardiovascular Systems, Inc. (a)	58,185	1,708,893
Cerus Corp. (a)(b)	223,482	525,183
Cesca Therapeutics, Inc. (a)	793	2,696
Cogentix Medical, Inc. (a)	1,160	2,668
ConforMis, Inc. (a)(b)	87,736	324,623
CONMED Corp.	42,831	2,124,418
Corindus Vascular Robotics, Inc. (a)(b)	178,714	341,344
Cryolife, Inc. (a)	44,979	935,563
CryoPort, Inc. (a)	21,868	167,946
Cutera, Inc. (a)	22,484	835,281
CytoSorbents Corp. (a)(b)	24,969	128,590
Danaher Corp.	1,044,709	87,149,625
Dare Bioscience, Inc. (a)(b)	2,822	9,397
Delcath Systems, Inc. (a)(b)	724,984	80,183
Dentsply Sirona, Inc.	392,936	22,228,390
DexCom, Inc. (a)(b)	148,457	11,076,377
Dextera Surgical, Inc. (a)(b)	2,377	849
Edwards Lifesciences Corp. (a)	358,419	40,737,904
Ekso Bionics Holdings, Inc. (a)(b)	18,398	23,181
Endologix, Inc. (a)(b)	127,100	537,633
Entellus Medical, Inc. (a)(b)	19,089	337,875
EnteroMedics, Inc. (a)(b)	13,109	24,776
Exactech, Inc. (a)	12,870	393,179
Fonar Corp. (a)	7,275	215,340
Genmark Diagnostics, Inc. (a)	85,964	837,289
Glaukos Corp. (a)(b)	17,206	649,527
Globus Medical, Inc. (a)	121,778	3,681,349
Haemonetics Corp. (a)	91,218	3,924,198
Halyard Health, Inc. (a)(b)	83,663	3,789,097
Heska Corp. (a)	12,153	1,236,203
Hill-Rom Holdings, Inc.	104,665	8,055,018
Hologic, Inc. (a)	475,499	18,354,261
ICU Medical, Inc. (a)	25,020	4,362,237
IDEXX Laboratories, Inc. (a)	149,372	23,216,890
Inogen, Inc. (a)	30,117	2,885,209
Insulet Corp. (a)	96,745	5,617,015
Integer Holdings Corp. (a)	45,898	2,109,013
Integra LifeSciences Holdings Corp. (a)	106,721	5,441,704
Intuitive Surgical, Inc. (a)	63,201	63,496,149
Invacare Corp. (b)	57,619	777,857
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	53,186
Invuity, Inc. (a)	16,779	134,232
IRadimed Corp. (a)(b)	3,077	31,078
iRhythm Technologies, Inc. (b)	20,421	974,899
Iridex Corp. (a)	4,871	43,352
K2M Group Holdings, Inc. (a)	62,592	1,463,401
Kewaunee Scientific Corp.	1,376	35,432
Lantheus Holdings, Inc. (a)	45,045	788,288
LeMaitre Vascular, Inc.	20,554	748,166
LivaNova PLC (a)(b)	75,176	4,704,514
Masimo Corp. (a)	77,531	6,542,066
Medtronic PLC	2,345,978	189,132,746
Meridian Bioscience, Inc.	73,595	1,022,971
Merit Medical Systems, Inc. (a)	93,532	3,862,872
Microbot Medical, Inc. (a)(b)	7,285	7,504
Misonix, Inc. (a)	7,938	77,792
Natus Medical, Inc. (a)	56,909	1,912,142
Neogen Corp. (a)	67,196	4,629,804
Nevro Corp. (a)(b)	40,235	3,467,452
NuVasive, Inc. (a)(b)	83,449	5,213,894
Nuvectra Corp. (a)	13,499	145,654
NxStage Medical, Inc. (a)	98,730	2,764,440
OraSure Technologies, Inc. (a)	97,410	1,988,138
Orthofix International NV (a)	32,172	1,583,184
Penumbra, Inc. (a)(b)	54,930	4,723,980
Pulse Biosciences, Inc. (a)(b)	10,423	208,773
Quidel Corp. (a)	49,569	1,731,941
ResMed, Inc. (b)	241,759	18,755,663
Retractable Technologies, Inc. (a)	5,248	3,338
Rockwell Medical Technologies, Inc. (a)(b)	83,284	526,355
Roka Bioscience, Inc. (a)	10,160	9,917
RTI Biologics, Inc. (a)	100,701	453,155
Seaspine Holdings Corp. (a)	11,601	131,091
Second Sight Medical Products, Inc. (a)(b)	20,882	23,597
Sientra, Inc. (a)(b)	27,954	320,353
Skyline Medical, Inc. (a)(b)	19,298	27,017
Staar Surgical Co. (a)(b)	39,188	468,297
Steris PLC	151,004	13,161,509
STRATA Skin Sciences, Inc. (a)	803	1,502
Stryker Corp.	531,872	75,190,745
SurModics, Inc. (a)	19,525	507,650
Synergetics U.S.A., Inc. (a)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	732,402
Tandem Diabetes Care, Inc. (a)(b)	25,765	21,643
TearLab Corp. (a)(b)	1,739	2,348
Teleflex, Inc.	77,066	16,318,726
The Cooper Companies, Inc.	83,062	20,834,441
TransEnterix, Inc. (a)(b)	90,218	77,587
Utah Medical Products, Inc.	13,511	974,819
Varian Medical Systems, Inc. (a)(b)	159,232	16,918,400
Vermillion, Inc. (a)(b)	12,449	15,810
ViewRay, Inc. (a)(b)	55,513	291,998
Viveve Medical, Inc. (a)(b)	22,359	126,776
West Pharmaceutical Services, Inc.	126,597	11,019,003
Wright Medical Group NV (a)(b)	185,020	5,476,592
Zimmer Biomet Holdings, Inc.	342,629	39,152,216
Zosano Pharma Corp. (a)(b)	34,865	29,287
		1,218,592,923
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	118,717
Acadia Healthcare Co., Inc. (a)(b)	128,691	6,040,756
Aceto Corp.	47,837	507,551
Addus HomeCare Corp. (a)	10,897	371,043
Aetna, Inc.	564,977	89,096,873
Almost Family, Inc. (a)	19,278	938,839
Amedisys, Inc. (a)	47,206	2,466,041
American Renal Associates Holdings, Inc. (a)(b)	16,913	242,363
AmerisourceBergen Corp.	281,803	22,614,691
AMN Healthcare Services, Inc. (a)(b)	87,493	3,267,864
Anthem, Inc.	452,049	88,619,686
BioScrip, Inc. (a)(b)	230,699	699,018
BioTelemetry, Inc. (a)	51,243	1,903,677
Brookdale Senior Living, Inc. (a)	326,054	3,955,035
Caladrius Biosciences, Inc. (a)(b)	9,530	38,215
Capital Senior Living Corp. (a)(b)	37,012	460,059
Cardinal Health, Inc.	540,009	36,429,007
Centene Corp. (a)	297,424	26,426,122
Chemed Corp.	28,374	5,597,906
Cigna Corp.	437,196	79,595,904
Civitas Solutions, Inc. (a)	27,734	529,719
Community Health Systems, Inc. (a)(b)	198,155	1,513,904
Corvel Corp. (a)	17,696	918,422
Cross Country Healthcare, Inc. (a)	55,702	689,591
DaVita HealthCare Partners, Inc. (a)	263,576	15,435,011
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,338,727
Envision Healthcare Corp.	199,964	10,480,113
Express Scripts Holding Co. (a)	1,013,621	63,675,671
Five Star Sr Living, Inc. (a)	70,113	113,934
Genesis HealthCare, Inc. Class A (a)(b)	27,157	28,243
HCA Holdings, Inc. (a)	489,951	38,539,546
HealthEquity, Inc. (a)	76,252	3,261,298
HealthSouth Corp.	168,846	7,724,705
Henry Schein, Inc. (a)	146,456	25,436,478
Humana, Inc.	247,696	63,811,444
Interpace Diagnostics Group, Inc. (a)	136	178
Kindred Healthcare, Inc.	151,684	1,228,640
Laboratory Corp. of America Holdings (a)	175,793	27,576,648
Landauer, Inc.	14,935	926,717
LHC Group, Inc. (a)	27,965	1,824,716
LifePoint Hospitals, Inc. (a)	65,814	3,813,921
Magellan Health Services, Inc. (a)	40,373	3,266,176
McKesson Corp.	363,256	54,237,753
MEDNAX, Inc. (a)	163,523	7,334,007
Molina Healthcare, Inc. (a)(b)	72,754	4,656,256
National Healthcare Corp.	18,256	1,138,079
National Research Corp. Class A	11,334	366,088
Owens & Minor, Inc.	118,083	3,299,239
Patterson Companies, Inc. (b)	134,760	5,188,260
PharMerica Corp. (a)	50,899	1,496,431
Premier, Inc. (a)	101,239	3,391,507
Providence Service Corp. (a)	20,443	1,059,561
Psychemedics Corp.	2,724	57,585
Quest Diagnostics, Inc.	231,764	25,111,629
Quorum Health Corp. (a)	41,687	182,589
R1 RCM, Inc. (a)	178,635	589,496
RadNet, Inc. (a)	43,227	443,077
Select Medical Holdings Corp. (a)(b)	195,741	3,640,783
Sharps Compliance Corp. (a)	12,687	62,801
Surgery Partners, Inc. (a)	43,549	424,603
Teladoc, Inc. (a)(b)	60,964	2,045,342
Tenet Healthcare Corp. (a)(b)	137,153	2,354,917
The Ensign Group, Inc.	78,310	1,608,487
Tivity Health, Inc.(a)(b)	52,424	2,055,021
Triple-S Management Corp. (a)(b)	37,106	916,889
U.S. Physical Therapy, Inc.	18,467	1,106,173
UnitedHealth Group, Inc.	1,650,119	328,208,669
Universal Health Services, Inc. Class B	153,265	16,572,544
VCA, Inc. (a)	141,830	13,184,517
Wellcare Health Plans, Inc. (a)	75,649	13,214,367
		1,135,469,839
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,333,086
athenahealth, Inc. (a)(b)	66,612	9,387,629
Castlight Health, Inc. Class B (a)(b)	69,240	270,036
Cerner Corp. (a)	507,173	34,376,186
Computer Programs & Systems, Inc. (b)	21,937	660,304
Connecture, Inc. (a)	7,971	5,341
Evolent Health, Inc. (a)(b)	108,849	1,817,778
HealthStream, Inc. (a)(b)	41,650	978,359
HMS Holdings Corp. (a)	140,319	2,486,453
iCAD, Inc. (a)	14,864	58,861
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,618,968
Medidata Solutions, Inc. (a)	94,000	7,046,240
Omnicell, Inc. (a)	60,052	3,080,668
Quality Systems, Inc. (a)	73,135	1,151,876
Simulations Plus, Inc.	6,008	87,116
Tabula Rasa HealthCare, Inc.	5,543	125,992
Veeva Systems, Inc. Class A (a)	198,680	11,821,460
Vocera Communications, Inc. (a)	48,079	1,339,000
		80,645,353
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,085,186
Agilent Technologies, Inc.	553,206	35,803,492
Albany Molecular Research, Inc. (a)	40,643	883,579
Bio-Rad Laboratories, Inc. Class A (a)	35,877	7,814,728
Bio-Techne Corp.	69,291	8,576,840
Bruker Corp.	188,235	5,475,756
Cambrex Corp. (a)	66,661	3,473,038
Charles River Laboratories International, Inc. (a)	77,816	8,466,381
ChromaDex, Inc. (a)(b)	56,591	190,146
Enzo Biochem, Inc. (a)	66,443	747,484
Fluidigm Corp. (a)(b)	38,600	176,402
Harvard Bioscience, Inc. (a)	18,919	58,649
Illumina, Inc. (a)	250,734	51,265,074
INC Research Holdings, Inc. Class A (a)(b)	91,734	5,384,786
Luminex Corp.	66,508	1,285,600
Medpace Holdings, Inc. (b)	21,051	687,105
Mettler-Toledo International, Inc. (a)	43,558	26,356,510
Nanostring Technologies, Inc. (a)	24,217	374,153
NeoGenomics, Inc. (a)(b)	77,966	788,236
Pacific Biosciences of California, Inc. (a)(b)	161,679	800,311
PAREXEL International Corp. (a)	86,781	7,627,182
PerkinElmer, Inc.	184,639	12,368,967
PRA Health Sciences, Inc. (a)	84,500	6,540,300
pSivida Corp. (a)(b)	25,265	30,571
Quintiles Transnational Holdings, Inc. (a)	232,389	22,316,316
Thermo Fisher Scientific, Inc.	667,814	124,974,712
VWR Corp. (a)	150,777	4,978,657
Waters Corp. (a)	136,882	25,115,109
		363,645,270
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	214,583
Aclaris Therapeutics, Inc. (a)	40,572	1,052,032
Adamis Pharmaceuticals Corp. (a)(b)	36,542	199,154
Aerie Pharmaceuticals, Inc. (a)(b)	59,316	3,401,773
Agile Therapeutics, Inc. (a)(b)	87,068	299,514
Akorn, Inc. (a)	148,175	4,874,958
Alimera Sciences, Inc. (a)	22,049	30,648
Allergan PLC	574,331	131,797,478
Amphastar Pharmaceuticals, Inc. (a)	63,932	1,023,551
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	31,467
ANI Pharmaceuticals, Inc. (a)	10,919	524,112
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	9,332
Aratana Therapeutics, Inc. (a)(b)	38,612	220,475
Assembly Biosciences, Inc. (a)	23,295	631,527
AstraZeneca PLC rights (a)(c)	7,692	0
Avexis, Inc. (a)(b)	38,150	3,561,303
Axsome Therapeutics, Inc. (a)	21,511	109,706
Bio Path Holdings, Inc. (a)(b)	166,645	45,827
Biodelivery Sciences International, Inc. (a)(b)	170,623	528,931
BioPharmX Corp. (a)(b)	64,864	19,848
Bristol-Myers Squibb Co.	2,825,699	170,898,276
Catalent, Inc. (a)	212,086	8,757,031
Cempra, Inc. (a)(b)	81,591	248,853
Clearside Biomedical, Inc. (a)(b)	19,198	134,194
Collegium Pharmaceutical, Inc. (a)(b)	32,296	324,252
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	38,322
Corcept Therapeutics, Inc. (a)(b)	156,567	2,609,972
Corium International, Inc. (a)(b)	42,043	359,468
CorMedix, Inc. (a)(b)	48,587	24,051
Cumberland Pharmaceuticals, Inc. (a)	7,158	50,178
CymaBay Therapeutics, Inc. (a)	67,284	419,852
DepoMed, Inc. (a)(b)	97,171	590,800
Dermira, Inc. (a)(b)	70,654	1,666,728
Durect Corp. (a)	198,076	314,941
Egalet Corp. (a)	12,340	14,931
Eli Lilly & Co.	1,666,890	135,501,488
Endo International PLC (a)(b)	329,369	2,895,154
Endocyte, Inc. (a)(b)	47,373	64,427
Flex Pharma, Inc. (a)	10,224	40,180
Gemphire Therapeutics, Inc. (b)	6,333	61,050
Horizon Pharma PLC (a)(b)	272,914	3,733,464
Impax Laboratories, Inc. (a)(b)	130,689	2,829,417
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,685
Innoviva, Inc. (a)(b)	134,795	1,892,522
Intersect ENT, Inc. (a)	61,422	1,897,940
Intra-Cellular Therapies, Inc. (a)(b)	67,457	1,244,582
Jazz Pharmaceuticals PLC (a)	102,757	15,347,786
Johnson & Johnson	4,615,739	610,985,371
Juniper Pharmaceuticals, Inc. (a)	11,831	55,014
KemPharm, Inc. (a)(b)	5,081	15,497
Lannett Co., Inc. (a)(b)	44,883	787,697
Lipocine, Inc. (a)(b)	20,645	78,038
Mallinckrodt PLC (a)	172,938	7,104,293
Marinus Pharmaceuticals, Inc. (a)	9,220	28,213
Merck & Co., Inc.	4,685,121	299,191,827
Mylan N.V. (a)	791,862	24,927,816
MyoKardia, Inc. (a)	35,984	1,559,906
Nektar Therapeutics (a)	273,203	5,745,459
Neos Therapeutics, Inc. (a)(b)	19,225	160,529
Novan, Inc. (b)	7,147	36,092
Novus Therapeutics, Inc. (a)(b)	606	2,400
Ocera Therapeutics, Inc. (a)(b)	10,720	9,970
Ocular Therapeutix, Inc. (a)(b)	28,848	180,588
Omeros Corp. (a)(b)	69,139	1,415,275
Orexigen Therapeutics, Inc. (a)(b)	16,675	37,852
Pacira Pharmaceuticals, Inc. (a)	70,346	2,680,183
Pain Therapeutics, Inc. (a)	4,934	15,838
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	1,014,580
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	12,327
Perrigo Co. PLC	246,025	19,426,134
Pfizer, Inc.	10,232,789	347,096,203
Phibro Animal Health Corp. Class A	37,189	1,320,210
Plx Pharma PLC/New (a)	290	1,827
Prestige Brands Holdings, Inc. (a)	93,229	4,727,643
Reata Pharmaceuticals, Inc. (a)	15,332	463,793
Repros Therapeutics, Inc. (a)	24,715	7,311
Revance Therapeutics, Inc. (a)(b)	37,609	923,301
SciClone Pharmaceuticals, Inc. (a)	95,019	1,045,209
SCYNEXIS, Inc. (a)(b)	16,272	31,242
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	3,875,642
Teligent, Inc. (a)(b)	140,525	971,028
Tetraphase Pharmaceuticals, Inc. (a)	74,420	519,452
The Medicines Company (a)(b)	125,813	4,616,079
TherapeuticsMD, Inc. (a)(b)	280,301	1,681,806
Theravance Biopharma, Inc. (a)(b)	67,445	2,203,428
Titan Pharmaceuticals, Inc. (a)(b)	11,285	16,928
VIVUS, Inc. (a)(b)	157,068	139,885
WAVE Life Sciences (a)(b)	28,404	667,494
Zoetis, Inc. Class A	844,331	52,939,554
Zogenix, Inc. (a)(b)	41,404	490,637
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	148,730
		1,900,381,432

TOTAL HEALTH CARE		6,198,343,699

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,873,461
Aerojet Rocketdyne Holdings, Inc. (a)	129,248	3,829,618
AeroVironment, Inc. (a)(b)	33,858	1,659,719
Arconic, Inc.	746,482	19,012,897
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (a)	34,623	910,239
Astronics Corp. Class B	3,221	84,390
Astrotech Corp. (a)	8,707	6,356
Axon Enterprise, Inc. (a)(b)	93,306	2,025,673
BWX Technologies, Inc.	171,125	9,363,960
CPI Aerostructures, Inc. (a)	3,805	33,104
Cubic Corp.	40,394	1,734,922
Curtiss-Wright Corp.	91,404	8,849,735
DigitalGlobe, Inc. (a)	105,249	3,620,566
Ducommun, Inc. (a)	15,643	430,183
Engility Holdings, Inc. (a)	28,046	871,389
Esterline Technologies Corp. (a)	49,383	4,217,308
General Dynamics Corp.	484,645	97,583,271
HEICO Corp. (b)	55,920	4,796,258
HEICO Corp. Class A	63,535	4,615,818
Hexcel Corp.	159,521	8,577,444
Huntington Ingalls Industries, Inc.	78,560	16,808,698
Innovative Solutions & Support, Inc. (a)	21,878	75,479
KEYW Holding Corp. (a)(b)	74,131	530,037
KLX, Inc. (a)	87,459	4,192,784
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	2,005,796
L3 Technologies, Inc.	133,944	24,308,157
Lockheed Martin Corp.	426,404	130,219,518
Mercury Systems, Inc. (a)	82,892	3,999,539
Micronet Enertec Technologies, Inc. (a)	3,018	2,423
Moog, Inc. Class A (a)	52,323	4,016,313
National Presto Industries, Inc. (b)	7,356	732,658
Northrop Grumman Corp.	301,621	82,104,252
Orbital ATK, Inc.	102,816	11,472,209
Raytheon Co.	497,629	90,573,454
Rockwell Collins, Inc.	276,208	36,197,058
SIFCO Industries, Inc. (a)	891	4,901
Sparton Corp. (a)	13,384	310,107
Spirit AeroSystems Holdings, Inc. Class A	205,388	15,301,406
Teledyne Technologies, Inc. (a)	61,440	9,219,686
Textron, Inc.	452,435	22,210,034
The Boeing Co.	960,373	230,162,993
TransDigm Group, Inc.	84,738	22,087,807
Triumph Group, Inc.	96,901	2,548,496
United Technologies Corp.	1,276,596	152,834,073
Vectrus, Inc. (a)	17,822	509,353
Wesco Aircraft Holdings, Inc. (a)	94,440	793,296
		1,037,423,009
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	2,488,841
Atlas Air Worldwide Holdings, Inc. (a)	45,740	3,055,432
C.H. Robinson Worldwide, Inc.	243,163	17,174,603
Echo Global Logistics, Inc. (a)(b)	48,848	742,490
Expeditors International of Washington, Inc.	312,542	17,533,606
FedEx Corp.	419,000	89,825,220
Forward Air Corp.	54,775	2,846,657
Hub Group, Inc. Class A (a)	55,422	2,130,976
Radiant Logistics, Inc. (a)	54,959	277,543
United Parcel Service, Inc. Class B	1,179,920	134,935,651
XPO Logistics, Inc. (a)(b)	147,648	9,036,058
		280,047,077
Airlines - 0.5%
Alaska Air Group, Inc.	212,539	15,868,162
Allegiant Travel Co. (b)	23,703	2,796,954
American Airlines Group, Inc.	840,913	37,622,448
Delta Air Lines, Inc.	1,254,555	59,202,450
Hawaiian Holdings, Inc. (a)	89,875	3,851,144
JetBlue Airways Corp. (a)	563,310	11,159,171
SkyWest, Inc.	97,566	3,385,540
Southwest Airlines Co.	1,032,776	53,848,941
Spirit Airlines, Inc. (a)	120,068	4,088,315
United Continental Holdings, Inc. (a)	481,496	29,833,492
		221,656,617
Building Products - 0.5%
A.O. Smith Corp.	253,397	14,111,679
AAON, Inc.	75,766	2,469,972
Advanced Drain Systems, Inc. Del	62,250	1,210,763
Allegion PLC	162,633	12,800,843
American Woodmark Corp. (a)	24,566	2,034,065
Apogee Enterprises, Inc.	47,950	2,095,415
Armstrong World Industries, Inc. (a)	81,275	3,860,563
Builders FirstSource, Inc. (a)	179,848	2,927,925
Continental Building Products, Inc. (a)	69,835	1,700,482
CSW Industrials, Inc. (a)	25,190	1,054,202
Fortune Brands Home & Security, Inc.	256,876	16,062,456
GCP Applied Technologies, Inc. (a)	121,060	3,419,945
Gibraltar Industries, Inc. (a)	56,316	1,647,243
GMS, Inc. (a)	46,973	1,511,591
Griffon Corp.	59,127	1,096,806
Insteel Industries, Inc.	29,073	728,860
Jeld-Wen Holding, Inc.	63,204	1,928,986
Johnson Controls International PLC	1,604,213	63,510,793
Lennox International, Inc. (b)	64,752	10,731,349
Masco Corp.	540,799	19,885,179
Masonite International Corp. (a)	51,336	3,249,569
NCI Building Systems, Inc. (a)	58,589	984,295
Owens Corning	191,219	14,175,064
Patrick Industries, Inc. (a)	27,897	2,064,378
PGT, Inc. (a)	80,695	1,065,174
Ply Gem Holdings, Inc. (a)	36,381	565,725
Quanex Building Products Corp.	55,487	1,087,545
Simpson Manufacturing Co. Ltd.	63,559	2,782,613
Tecogen, Inc. New (a)	2,274	6,822
Trex Co., Inc. (a)	51,288	3,897,888
Universal Forest Products, Inc.	36,181	3,155,345
USG Corp. (a)(b)	145,958	4,378,740
		202,202,275
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	4,567,671
ACCO Brands Corp. (a)	198,147	2,169,710
ADS Waste Holdings, Inc.	88,843	2,118,017
Aqua Metals, Inc. (a)(b)	20,623	152,816
ARC Document Solutions, Inc. (a)	46,203	163,097
Brady Corp. Class A	89,558	2,986,759
Casella Waste Systems, Inc. Class A (a)	64,851	1,090,145
CECO Environmental Corp.	40,679	303,872
Cenveo, Inc. (a)(b)	13,016	49,200
Cintas Corp.	149,849	20,231,113
Clean Harbors, Inc. (a)	97,820	5,291,084
Copart, Inc. (a)	345,568	11,296,618
Covanta Holding Corp. (b)	226,728	3,253,547
Deluxe Corp.	77,034	5,342,308
Ennis, Inc.	34,279	654,729
Essendant, Inc.	58,461	693,347
Fuel Tech, Inc. (a)	51,934	46,896
Healthcare Services Group, Inc.	122,906	6,292,787
Heritage-Crystal Clean, Inc. (a)	21,763	424,379
Herman Miller, Inc.	110,582	3,721,084
HNI Corp.	80,621	2,954,760
Hudson Technologies, Inc. (a)(b)	56,393	501,898
Industrial Services of America, Inc. (a)(b)	1,620	3,159
InnerWorkings, Inc. (a)	57,411	601,093
Interface, Inc.	108,800	2,067,200
Intersections, Inc. (a)(b)	12,865	45,156
KAR Auction Services, Inc.	230,024	10,371,782
Kimball International, Inc. Class B	52,574	891,655
Knoll, Inc.	81,039	1,462,754
LSC Communications, Inc.	57,687	929,338
Matthews International Corp. Class A	55,558	3,347,370
McGrath RentCorp.	37,522	1,514,763
Mobile Mini, Inc.	73,292	2,217,083
Msa Safety, Inc.	56,016	4,081,326
Multi-Color Corp.	21,263	1,696,787
NL Industries, Inc. (a)	6,707	50,638
Odyssey Marine Exploration, Inc. (a)(b)	5,346	19,834
Performant Financial Corp. (a)	31,038	54,627
Perma-Fix Environmental Services, Inc. (a)	6,937	24,626
Pitney Bowes, Inc.	320,489	4,118,284
Quad/Graphics, Inc.	51,478	981,171
Quest Resource Holding Corp. (a)(b)	2,977	4,108
R.R. Donnelley & Sons Co.	111,816	1,032,062
Republic Services, Inc.	404,127	26,365,245
Rollins, Inc. (b)	163,488	7,260,502
SP Plus Corp. (a)	38,199	1,409,543
Steelcase, Inc. Class A	153,375	2,024,550
Stericycle, Inc. (a)	146,361	10,521,892
Team, Inc. (a)(b)	59,115	730,070
Tetra Tech, Inc.	99,334	4,231,628
The Brink's Co.	75,766	5,943,843
U.S. Ecology, Inc.	34,516	1,774,122
UniFirst Corp.	28,960	4,158,656
Viad Corp.	33,828	1,858,849
Virco Manufacturing Co. (a)	2,682	13,946
VSE Corp.	10,794	562,907
Waste Management, Inc.	702,694	54,184,734
West Corp.	87,503	2,044,945
		232,906,085
Construction & Engineering - 0.2%
AECOM (a)	274,003	9,179,101
Aegion Corp. (a)	54,146	1,173,344
Ameresco, Inc. Class A (a)	38,199	276,943
Argan, Inc.	22,803	1,444,570
Chicago Bridge & Iron Co. NV (b)	165,022	2,036,371
Comfort Systems U.S.A., Inc.	69,706	2,373,489
Dycom Industries, Inc. (a)(b)	52,510	4,236,507
EMCOR Group, Inc.	106,586	7,038,939
Fluor Corp.	233,020	8,987,581
Goldfield Corp.	41,171	183,211
Granite Construction, Inc. (b)	70,943	3,918,182
Great Lakes Dredge & Dock Corp. (a)	77,922	315,584
HC2 Holdings, Inc. (a)	49,076	223,787
Ies Holdings, Inc. (a)	16,326	269,379
Jacobs Engineering Group, Inc.	212,899	11,600,867
KBR, Inc.	238,105	3,873,968
Keane Group, Inc. (b)	49,477	640,727
Layne Christensen Co. (a)(b)	24,456	262,657
MasTec, Inc. (a)	112,881	4,605,545
MYR Group, Inc. (a)	33,116	854,724
Northwest Pipe Co. (a)(b)	12,188	223,528
NV5 Holdings, Inc. (a)	11,806	569,640
Orion Group Holdings, Inc. (a)	33,745	203,820
Primoris Services Corp.	70,710	2,023,013
Quanta Services, Inc. (a)	267,735	9,619,719
Sterling Construction Co., Inc. (a)	41,743	491,733
Tutor Perini Corp. (a)	72,569	1,897,679
Valmont Industries, Inc.	38,333	5,502,702
		84,027,310
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	75,177	13,290,542
Allied Motion Technologies, Inc.	10,236	258,868
American Superconductor Corp. (a)(b)	20,903	81,104
AMETEK, Inc.	394,980	24,982,485
AZZ, Inc.	45,717	2,235,561
Babcock & Wilcox Enterprises, Inc. (a)	92,914	209,986
Broadwind Energy, Inc. (a)	15,938	54,508
Capstone Turbine Corp. (a)(b)	40,707	26,093
Eaton Corp. PLC	763,510	54,789,478
Emerson Electric Co.	1,105,773	65,284,838
Encore Wire Corp.	34,550	1,482,195
Energous Corp. (a)(b)	25,329	240,372
Energy Focus, Inc. (a)(b)	8,003	14,325
EnerSys	77,507	4,968,199
Enphase Energy, Inc. (a)(b)	30,890	28,419
EnSync, Inc. (a)(b)	32,445	12,654
Espey Manufacturing & Electronics Corp.	2,015	45,620
Fortive Corp.	514,592	33,433,042
FuelCell Energy, Inc. (a)(b)	48,863	75,249
Generac Holdings, Inc. (a)(b)	118,381	4,780,225
General Cable Corp.	78,815	1,335,914
Hubbell, Inc. Class B	92,812	10,468,265
Ideal Power, Inc. (a)(b)	38,104	92,593
LSI Industries, Inc.	35,290	200,800
Ocean Power Technologies, Inc. (a)(b)	1,104	1,347
Orion Energy Systems, Inc. (a)	20,733	19,105
Plug Power, Inc. (a)(b)	485,070	1,038,050
Powell Industries, Inc.	13,455	383,064
Preformed Line Products Co.	1,961	102,462
Real Goods Solar, Inc. (a)	1	1
Regal Beloit Corp.	80,384	6,060,954
Revolution Lighting Technologies, Inc. (a)(b)	7,326	54,286
Rockwell Automation, Inc.	219,516	36,013,795
Sensata Technologies Holding BV (a)(b)	292,485	13,062,380
Sunrun, Inc. (a)(b)	104,524	700,311
Sunworks, Inc. (a)(b)	12,722	19,465
Thermon Group Holdings, Inc. (a)(b)	52,027	859,486
TPI Composites, Inc. (a)	37,115	754,919
Ultralife Corp. (a)	13,410	87,165
Vicor Corp. (a)	18,023	350,547
Vivint Solar, Inc. (a)(b)	34,907	165,808
		278,064,480
Industrial Conglomerates - 1.9%
3M Co.	1,023,713	209,165,040
Carlisle Companies, Inc.	111,464	10,554,526
General Electric Co.	14,915,787	366,182,571
Honeywell International, Inc.	1,302,893	180,151,015
ITT, Inc.	140,185	5,657,867
Raven Industries, Inc.	60,171	1,684,788
Roper Technologies, Inc.	172,938	39,889,879
		813,285,686
Machinery - 1.8%
Actuant Corp. Class A (b)	105,914	2,547,232
AGCO Corp.	111,076	7,603,152
Alamo Group, Inc.	17,898	1,642,320
Albany International Corp. Class A	47,080	2,523,488
Allison Transmission Holdings, Inc.	274,756	9,542,276
Altra Industrial Motion Corp.	46,822	2,156,153
American Railcar Industries, Inc.	11,797	424,692
ARC Group Worldwide, Inc. (a)	1,450	3,553
Astec Industries, Inc.	38,170	1,896,286
Barnes Group, Inc.	79,881	4,994,160
Blue Bird Corp. (a)	4,122	75,020
Briggs & Stratton Corp.	75,012	1,570,751
Caterpillar, Inc.	1,011,242	118,810,823
Chart Industries, Inc. (a)	59,494	2,007,328
CIRCOR International, Inc.	26,680	1,281,174
Colfax Corp. (a)	167,182	6,667,218
Columbus McKinnon Corp. (NY Shares)	35,569	1,174,844
Commercial Vehicle Group, Inc. (a)	77,079	457,849
Crane Co.	92,238	6,846,827
Cummins, Inc.	263,695	42,027,709
Deere & Co.	504,280	58,461,180
Dmc Global, Inc.	17,783	230,290
Donaldson Co., Inc.	227,086	10,729,814
Douglas Dynamics, Inc.	38,692	1,350,351
Dover Corp.	262,682	22,296,448
Eastern Co.	5,588	146,126
Energy Recovery, Inc. (a)(b)	61,650	400,725
EnPro Industries, Inc.	33,499	2,360,675
ESCO Technologies, Inc.	41,567	2,263,323
ExOne Co. (a)(b)	13,829	111,877
Federal Signal Corp.	91,334	1,707,032
Flowserve Corp.	226,246	8,886,943
Franklin Electric Co., Inc.	62,330	2,402,822
FreightCar America, Inc.	19,411	352,504
Gardner Denver Holdings, Inc. (b)	127,416	2,993,002
Gencor Industries, Inc. (a)	2,773	42,704
Global Brass & Copper Holdings, Inc.	34,001	1,014,930
Gorman-Rupp Co.	28,251	859,960
Graco, Inc.	95,451	11,025,545
Graham Corp.	12,124	242,844
Greenbrier Companies, Inc. (b)	47,653	2,044,314
Hardinge, Inc.	14,874	203,625
Harsco Corp. (a)	144,208	2,465,957
Hillenbrand, Inc.	107,808	3,854,136
Hurco Companies, Inc.	6,325	222,324
Hyster-Yale Materials Handling Class A	17,565	1,250,277
IDEX Corp.	131,232	15,430,259
Illinois Tool Works, Inc.	529,610	72,826,671
Ingersoll-Rand PLC	433,238	36,994,193
Jason Industries, Inc. (a)	13,118	16,266
John Bean Technologies Corp.	55,934	4,961,346
Kadant, Inc.	18,429	1,600,559
Kennametal, Inc.	136,498	4,777,430
L.B. Foster Co. Class A	13,680	261,288
Lincoln Electric Holdings, Inc.	100,440	8,722,210
Lindsay Corp. (b)	16,477	1,426,414
Lydall, Inc. (a)	28,864	1,356,608
Manitex International, Inc. (a)	11,053	101,467
Manitowoc Co., Inc. (a)(b)	250,611	2,062,529
Meritor, Inc. (a)	154,933	3,076,969
Middleby Corp. (a)	99,566	12,117,182
Milacron Holdings Corp. (a)	88,730	1,415,244
Miller Industries, Inc.	16,197	406,545
Mueller Industries, Inc.	98,286	2,931,871
Mueller Water Products, Inc. Class A	293,253	3,516,103
Navistar International Corp. New (a)(b)	114,244	3,902,575
NN, Inc.	43,595	1,111,673
Nordson Corp.	91,551	10,006,524
Omega Flex, Inc.	5,880	340,981
Oshkosh Corp.	126,887	9,465,770
PACCAR, Inc.	598,876	39,723,445
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	224,266	36,082,157
Pentair PLC	293,393	18,205,036
ProPetro Holding Corp. (b)	100,689	1,158,930
Proto Labs, Inc. (a)(b)	43,461	3,120,500
RBC Bearings, Inc. (a)	41,703	4,598,590
Rexnord Corp. (a)	169,317	4,043,290
Snap-On, Inc. (b)	97,697	14,417,146
Spartan Motors, Inc.	44,931	413,365
SPX Corp. (a)	68,191	1,643,403
SPX Flow, Inc. (a)	72,709	2,433,570
Standex International Corp.	20,721	1,977,819
Stanley Black & Decker, Inc.	263,099	37,886,256
Sun Hydraulics Corp.	42,205	2,022,042
Supreme Industries, Inc. Class A	19,310	404,351
Tennant Co.	30,833	1,879,271
Terex Corp.	170,082	6,556,661
The L.S. Starrett Co. Class A	4,836	35,303
Timken Co.	116,166	5,210,045
Titan International, Inc.	99,148	850,690
Toro Co.	182,747	11,271,835
TriMas Corp. (a)	72,524	1,755,081
Trinity Industries, Inc.	263,641	7,603,406
Twin Disc, Inc. (a)(b)	8,286	143,845
Wabash National Corp. (b)	105,115	2,209,517
WABCO Holdings, Inc. (a)	85,901	12,337,102
Wabtec Corp.	148,338	10,468,213
Watts Water Technologies, Inc. Class A	51,551	3,180,697
Woodward, Inc.	92,622	6,502,991
Xerium Technologies, Inc. (a)	10,544	63,791
Xylem, Inc.	308,987	19,178,823
		808,911,704
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	143,287
Kirby Corp. (a)(b)	89,632	5,610,963
Matson, Inc.	69,658	1,797,176
		7,551,426
Professional Services - 0.4%
Acacia Research Corp. (a)	73,187	237,858
Advisory Board Co. (a)	68,427	3,643,738
Barrett Business Services, Inc.	8,858	456,896
BG Staffing, Inc. (b)	5,516	89,194
CBIZ, Inc. (a)	94,868	1,437,250
CDI Corp. (a)	12,621	103,492
Cogint, Inc. (a)(b)	74,077	362,977
CRA International, Inc.	15,589	585,055
Dun & Bradstreet Corp.	69,069	7,697,049
Equifax, Inc.	205,395	29,262,626
Exponent, Inc.	49,089	3,342,961
Franklin Covey Co. (a)	19,900	374,120
FTI Consulting, Inc. (a)	78,630	2,666,343
GP Strategies Corp. (a)	22,618	646,875
Heidrick & Struggles International, Inc.	29,141	531,823
Hill International, Inc. (a)	55,142	261,925
Hudson Global, Inc. (a)	13,947	20,502
Huron Consulting Group, Inc. (a)	39,007	1,179,962
ICF International, Inc. (a)	34,131	1,639,995
IHS Markit Ltd. (a)	539,528	25,271,492
Insperity, Inc.	32,267	2,591,040
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,108,256
Kforce, Inc.	36,597	658,746
Korn/Ferry International	104,534	3,483,073
Manpower, Inc.	113,986	12,710,579
Marathon Patent Group, Inc. (a)(b)	8,838	3,871
Mastech Digital, Inc. (a)	373	3,394
MISTRAS Group, Inc. (a)	29,557	558,923
Navigant Consulting, Inc. (a)	75,747	1,161,202
Nielsen Holdings PLC	596,445	23,171,888
On Assignment, Inc. (a)	80,032	3,817,526
Pendrell Corp. (a)	15,028	101,890
RCM Technologies, Inc. (a)	9,908	53,404
Resources Connection, Inc.	51,824	660,756
Robert Half International, Inc.	211,379	9,575,469
RPX Corp. (a)	97,220	1,269,693
TransUnion Holding Co., Inc. (a)	255,382	12,222,583
TriNet Group, Inc. (a)	66,298	2,368,828
TrueBlue, Inc. (a)	75,110	1,536,000
Verisk Analytics, Inc. (a)	260,972	21,151,781
Volt Information Sciences, Inc. (a)	6,248	19,994
WageWorks, Inc. (a)	80,292	4,733,213
Willdan Group, Inc. (a)	10,974	340,304
		183,114,546
Road & Rail - 0.9%
AMERCO	10,691	3,989,988
ArcBest Corp.	43,696	1,297,771
Avis Budget Group, Inc. (a)(b)	143,156	5,186,542
Celadon Group, Inc. (b)	62,978	314,890
Covenant Transport Group, Inc. Class A (a)	19,818	475,830
CSX Corp.	1,571,799	78,904,310
Daseke, Inc. (a)(b)	34,697	454,531
Genesee & Wyoming, Inc. Class A (a)	108,225	7,419,906
Heartland Express, Inc. (b)	91,092	2,019,510
J.B. Hunt Transport Services, Inc.	147,712	14,607,240
Kansas City Southern	182,352	18,860,667
Knight Transportation, Inc. (b)	113,018	4,413,353
Landstar System, Inc.	76,087	7,102,721
Marten Transport Ltd.	73,518	1,260,834
Norfolk Southern Corp.	494,111	59,550,258
Old Dominion Freight Lines, Inc.	117,920	11,780,208
P.A.M. Transportation Services, Inc. (a)	3,193	63,094
Patriot Transportation Holding, Inc. (a)	1,280	24,717
Roadrunner Transportation Systems, Inc. (a)	43,638	325,976
Ryder System, Inc.	90,251	7,003,478
Saia, Inc. (a)	39,382	2,227,052
Schneider National, Inc. Class B (b)	73,442	1,634,085
Swift Transporation Co. (a)(b)	138,111	3,874,014
U.S.A. Truck, Inc. (a)	7,889	87,962
Union Pacific Corp.	1,382,528	145,580,198
Universal Logistics Holdings, Inc.	12,296	204,114
Werner Enterprises, Inc. (b)	69,717	2,307,633
YRC Worldwide, Inc. (a)	47,961	642,198
		381,613,080
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,669
Air Lease Corp. Class A	168,551	6,849,913
Aircastle Ltd.	96,241	2,157,723
Applied Industrial Technologies, Inc.	64,348	3,667,836
Beacon Roofing Supply, Inc. (a)	111,136	5,234,506
BlueLinx Corp. (a)	2,338	22,819
BMC Stock Holdings, Inc. (a)	96,728	1,963,578
CAI International, Inc. (a)	29,270	907,077
DXP Enterprises, Inc. (a)	22,844	618,844
Fastenal Co. (b)	510,029	21,762,937
GATX Corp. (b)	67,450	4,086,121
H&E Equipment Services, Inc.	49,244	1,159,204
HD Supply Holdings, Inc. (a)	339,883	11,318,104
Herc Holdings, Inc. (a)(b)	42,814	1,807,607
Houston Wire & Cable Co.	15,647	89,970
Huttig Building Products, Inc. (a)	22,831	130,137
Kaman Corp.	42,373	2,077,972
Lawson Products, Inc. (a)	6,300	150,255
MRC Global, Inc. (a)	173,407	2,734,628
MSC Industrial Direct Co., Inc. Class A	88,439	6,091,678
Neff Corp. (a)	8,761	218,587
Nexeo Solutions, Inc. (a)	103,751	743,895
Now, Inc. (a)	176,983	2,063,622
Rush Enterprises, Inc. Class A (a)	64,888	2,659,759
SiteOne Landscape Supply, Inc. (a)(b)	67,882	3,410,392
Textainer Group Holdings Ltd. (b)	42,716	758,209
Titan Machinery, Inc. (a)	24,582	317,108
Triton International Ltd.	53,680	1,981,866
United Rentals, Inc. (a)	143,088	16,892,969
Univar, Inc. (a)	178,396	5,032,551
Veritiv Corp. (a)	19,444	544,432
W.W. Grainger, Inc. (b)	90,821	14,764,770
Watsco, Inc.	53,435	7,874,182
WESCO International, Inc. (a)	73,100	3,687,895
Willis Lease Finance Corp. (a)	2,668	63,498
		133,853,313
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	130,429	9,714,352
SEACOR Marine Holdings, Inc. (b)	30,560	391,474
		10,105,826

TOTAL INDUSTRIALS		4,674,762,434

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,655,820
Aerohive Networks, Inc. (a)	130,171	449,090
Applied Optoelectronics, Inc. (a)(b)	29,272	1,730,561
Arista Networks, Inc. (a)(b)	74,208	13,071,739
Arris International PLC (a)	323,592	9,015,273
Aviat Networks, Inc. (a)	5,550	85,914
Black Box Corp.	16,753	50,259
Blonder Tongue Laboratories, Inc. (a)	3,352	1,445
Brocade Communications Systems, Inc.	716,208	8,866,655
CalAmp Corp. (a)	63,415	1,175,714
Calix Networks, Inc. (a)	55,272	270,833
Carvana Co. Class A (b)	26,177	467,259
Ciena Corp. (a)(b)	238,403	5,151,889
Cisco Systems, Inc.	8,562,233	275,789,525
Clearfield, Inc. (a)(b)	16,017	195,407
CommScope Holding Co., Inc. (a)	326,580	10,796,735
Communications Systems, Inc.	4,311	15,563
Comtech Telecommunications Corp.	38,555	754,521
Dasan Zhone Solutions, Inc. (a)	1,172	7,688
Digi International, Inc. (a)	37,099	341,311
EchoStar Holding Corp. Class A (a)	85,828	5,175,428
EMCORE Corp. (a)	50,451	459,104
Extreme Networks, Inc. (a)	245,320	2,804,008
F5 Networks, Inc. (a)	110,573	13,200,205
Finisar Corp. (a)	193,129	4,664,065
Harmonic, Inc. (a)(b)	134,269	436,374
Harris Corp.	209,532	25,751,483
Infinera Corp. (a)(b)	259,331	2,193,940
InterDigital, Inc.	59,150	4,220,353
Juniper Networks, Inc.	647,360	17,951,293
KVH Industries, Inc. (a)	23,641	278,964
Lantronix, Inc. (a)	71	150
Lumentum Holdings, Inc. (a)(b)	94,599	5,377,953
Motorola Solutions, Inc.	275,488	24,276,003
NETGEAR, Inc. (a)	57,212	2,746,176
NetScout Systems, Inc. (a)	150,999	4,945,217
Network-1 Security Solutions, Inc.	21,477	81,613
Oclaro, Inc. (a)(b)	207,242	1,742,905
Optical Cable Corp. (a)	564	1,382
Palo Alto Networks, Inc. (a)	156,219	20,728,699
Parkervision, Inc. (a)(b)	10,028	19,254
PC-Tel, Inc.	11,999	77,754
Plantronics, Inc.	53,885	2,297,118
Relm Wireless Corp.	9,436	36,800
Resonant, Inc. (a)(b)	2,385	10,852
ShoreTel, Inc. (a)	114,759	854,955
Sonus Networks, Inc. (a)	82,074	567,131
Tessco Technologies, Inc.	7,287	95,460
Ubiquiti Networks, Inc. (a)(b)	44,626	2,659,263
ViaSat, Inc. (a)(b)	93,287	5,933,986
Viavi Solutions, Inc. (a)	389,051	3,906,072
Westell Technologies, Inc. Class A (a)	18,994	54,513
		483,441,674
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	523,273	42,353,717
Anixter International, Inc. (a)	51,288	3,785,054
Applied DNA Sciences, Inc. (a)(b)	18,968	39,264
Arrow Electronics, Inc. (a)	174,121	13,830,431
Avnet, Inc.	219,819	8,478,419
AVX Corp.	141,087	2,461,968
Badger Meter, Inc.	74,053	3,399,033
Bel Fuse, Inc. Class B (non-vtg.)	12,097	308,474
Belden, Inc.	76,472	5,893,697
Benchmark Electronics, Inc. (a)	73,834	2,399,605
Cardtronics PLC (a)	76,739	1,993,679
CDW Corp.	262,789	16,666,078
ClearSign Combustion Corp. (a)(b)	7,019	21,408
Cognex Corp.	154,691	16,856,678
Coherent, Inc. (a)	41,706	9,730,844
Control4 Corp. (a)	35,202	871,602
Corning, Inc.	1,571,612	45,199,561
CTS Corp.	48,442	1,089,945
CUI Global, Inc. (a)(b)	26,608	102,973
Daktronics, Inc.	49,334	475,086
Dell Technologies, Inc.	232,199	17,398,671
Dolby Laboratories, Inc. Class A	101,632	5,128,351
Echelon Corp. (a)	3,219	14,904
Electro Scientific Industries, Inc. (a)	113,580	1,399,306
eMagin Corp. (a)	5,084	10,931
ePlus, Inc. (a)	21,340	1,786,158
Fabrinet (a)	63,037	2,448,357
FARO Technologies, Inc. (a)	24,409	840,890
Fitbit, Inc. (a)(b)	275,332	1,660,252
FLIR Systems, Inc.	235,820	8,961,160
Frequency Electronics, Inc. (a)	2,550	20,349
Giga-Tronics, Inc. (a)	2,579	1,554
I. D. Systems Inc. (a)	6,071	38,490
Identiv, Inc. (a)	10,618	52,134
IEC Electronics Corp. (a)	86	356
II-VI, Inc. (a)	95,705	3,431,024
Insight Enterprises, Inc. (a)	62,606	2,509,248
Intellicheck, Inc. (a)(b)	545	1,417
IPG Photonics Corp. (a)	63,918	11,236,145
Iteris, Inc. (a)(b)	32,677	209,786
Itron, Inc. (a)	55,882	4,057,033
Jabil, Inc.	305,429	9,575,199
KEMET Corp. (a)	73,106	1,747,964
KEY Tronic Corp. (a)	6,483	46,094
Keysight Technologies, Inc. (a)	331,556	13,547,378
Kimball Electronics, Inc. (a)	30,376	578,663
Knowles Corp. (a)(b)	178,238	2,614,751
LightPath Technologies, Inc. Class A (a)	376	981
Littelfuse, Inc.	39,308	7,317,577
LRAD Corp. (a)	56,581	96,754
Luna Innovations, Inc. (a)	1,444	2,180
Maxwell Technologies, Inc. (a)	38,769	215,943
Mesa Laboratories, Inc.	4,836	660,453
Methode Electronics, Inc. Class A	56,055	2,292,650
MicroVision, Inc. (a)(b)	117,860	279,328
MTS Systems Corp. (b)	29,288	1,417,539
National Instruments Corp.	178,144	7,195,236
Neonode, Inc. (a)(b)	33,197	41,828
NetList, Inc. (a)(b)	104,599	73,219
Novanta, Inc. (a)	69,461	2,715,925
OSI Systems, Inc. (a)	28,365	2,355,997
Park Electrochemical Corp.	28,127	510,786
PC Connection, Inc.	26,383	673,030
PC Mall, Inc. (a)(b)	8,716	114,615
Perceptron, Inc. (a)	13,154	101,417
Plexus Corp. (a)	72,969	3,800,226
RadiSys Corp. (a)	34,231	53,743
Research Frontiers, Inc. (a)(b)	16,855	19,889
RF Industries Ltd.	5,778	10,400
Richardson Electronics Ltd.	23,707	132,759
Rogers Corp. (a)	31,193	3,697,930
Sanmina Corp. (a)	138,110	5,172,220
ScanSource, Inc. (a)	36,663	1,439,023
SYNNEX Corp.	50,673	6,060,998
Systemax, Inc.	23,392	571,700
TE Connectivity Ltd.	603,729	48,056,828
Tech Data Corp. (a)	55,538	6,125,286
Trimble, Inc. (a)	431,914	16,706,434
TTM Technologies, Inc. (a)(b)	135,794	1,933,707
Uni-Pixel, Inc. (a)(b)	49,445	5,444
Universal Display Corp.	75,720	9,624,012
VeriFone Systems, Inc. (a)	198,885	3,931,956
Vishay Intertechnology, Inc.	233,503	4,133,003
Vishay Precision Group, Inc. (a)	9,596	209,673
Wayside Technology Group, Inc.	1,232	18,850
Wireless Telecom Group, Inc. (a)	11,200	16,464
Zebra Technologies Corp. Class A (a)	89,788	9,256,245
		412,316,329
Internet Software & Services - 4.4%
2U, Inc. (a)(b)	68,060	3,409,806
Actua Corp. (a)(b)	58,635	750,528
Akamai Technologies, Inc. (a)	294,471	13,884,308
Alarm.com Holdings, Inc. (a)(b)	24,291	1,091,152
Alphabet, Inc.:
Class A (a)	508,559	485,795,899
Class C (a)	512,009	480,945,414
Amber Road, Inc. (a)	55,819	449,901
Angie's List, Inc. (a)(b)	57,858	703,553
AppFolio, Inc. (a)	18,857	808,965
Apptio, Inc. Class A	10,079	179,406
Autobytel, Inc. (a)	9,434	68,491
Bankrate, Inc. (a)	83,183	1,152,085
Bazaarvoice, Inc. (a)	201,642	957,800
Benefitfocus, Inc. (a)	24,805	765,234
BlackLine, Inc. (b)	26,716	824,723
Blucora, Inc. (a)	67,133	1,530,632
Box, Inc. Class A (a)	112,627	2,209,742
Brightcove, Inc. (a)	59,246	417,684
BroadVision, Inc. (a)	490	1,936
Carbonite, Inc. (a)(b)	40,379	807,580
Care.com, Inc. (a)	25,585	383,007
ChannelAdvisor Corp. (a)	32,537	377,429
Cloudera, Inc. (b)	72,946	1,415,152
CommerceHub, Inc.:
Series A (a)	21,320	472,664
Series C (a)	54,178	1,150,199
Cornerstone OnDemand, Inc. (a)	79,186	2,769,926
CoStar Group, Inc. (a)	54,807	15,708,782
Coupa Software, Inc.	54,059	1,646,637
Determine, Inc. (a)	552	1,110
DHI Group, Inc. (a)	141,360	275,652
eBay, Inc. (a)	1,720,569	62,164,158
eGain Communications Corp. (a)	8,558	14,549
Endurance International Group Holdings, Inc. (a)	119,063	916,785
Envestnet, Inc. (a)	69,312	3,080,918
Facebook, Inc. Class A (a)	4,046,445	695,867,147
Five9, Inc. (a)	81,974	1,762,441
GlowPoint, Inc. (a)	18,770	5,068
GoDaddy, Inc. (a)(b)	96,243	4,313,611
Gogo, Inc. (a)(b)	109,584	1,535,272
GrubHub, Inc. (a)(b)	145,837	8,325,834
GTT Communications, Inc. (a)	50,744	1,611,122
Hortonworks, Inc. (a)	69,183	1,175,419
IAC/InterActiveCorp (a)	125,109	14,201,123
Instructure, Inc. (a)	8,268	244,733
Internap Network Services Corp. (a)(b)	99,683	445,583
Inuvo, Inc. (a)	9,640	9,833
iPass, Inc. (a)	33,662	18,851
j2 Global, Inc. (b)	83,229	6,265,479
Leaf Group Ltd. (a)	19,244	136,632
Limelight Networks, Inc. (a)	85,727	307,760
Liquidity Services, Inc. (a)	37,923	216,161
LivePerson, Inc. (a)	99,233	1,329,722
LogMeIn, Inc.	88,256	10,096,486
Marchex, Inc. Class B (a)	28,685	88,637
Marin Software, Inc. (a)	9,976	11,472
Match Group, Inc. (a)(b)	78,674	1,711,160
MaxPoint Interactive, Inc. (a)	1,466	20,099
MeetMe, Inc. (a)(b)	113,904	446,504
MINDBODY, Inc. (a)(b)	51,352	1,214,475
MuleSoft, Inc. Class A (b)	52,013	1,133,883
New Relic, Inc. (a)	60,180	2,882,622
NIC, Inc.	110,917	1,813,493
NumereX Corp. Class A (a)	13,747	53,476
Nutanix, Inc. Class A (b)	87,220	1,918,840
Okta, Inc. (b)	46,160	1,245,858
Ominto, Inc. (a)(b)	11,014	35,796
Pandora Media, Inc. (a)(b)	408,712	3,453,616
Q2 Holdings, Inc. (a)	48,710	1,977,626
QuinStreet, Inc. (a)	38,666	206,863
Qumu Corp. (a)	6,017	16,908
Quotient Technology, Inc. (a)(b)	132,658	1,989,870
Reis, Inc.	8,134	139,091
Rocket Fuel, Inc. (a)(b)	59,472	154,032
SecureWorks Corp. (a)(b)	18,872	193,061
Shutterstock, Inc. (a)(b)	29,764	999,475
Spark Networks, Inc. (a)(b)	16,620	20,775
SPS Commerce, Inc. (a)	30,117	1,834,728
Stamps.com, Inc. (a)(b)	27,053	5,173,886
Support.com, Inc. (a)	39,218	92,554
Synacor, Inc. (a)(b)	20,037	46,085
TechTarget, Inc. (a)	23,593	234,514
The Trade Desk, Inc. (b)	37,435	1,982,932
Travelzoo, Inc. (a)	5,383	43,871
Tremor Video, Inc. (a)	17,986	63,311
TrueCar, Inc. (a)(b)	124,192	2,105,054
Twilio, Inc. Class A (a)(b)	42,402	1,241,531
Twitter, Inc. (a)	1,064,350	17,998,159
VeriSign, Inc. (a)(b)	147,930	15,347,738
Web.com Group, Inc. (a)(b)	88,964	2,250,789
WebMD Health Corp. (a)(b)	69,214	4,598,578
XO Group, Inc. (a)	81,695	1,521,161
Yelp, Inc. (a)(b)	104,237	4,440,496
Yext, Inc. (b)	22,445	292,009
YuMe, Inc.	101,833	497,963
Zillow Group, Inc.:
Class A (a)	72,361	2,888,651
Class C (a)(b)	192,635	7,632,199
		1,927,013,925
IT Services - 3.8%
Accenture PLC Class A	1,060,760	138,704,978
Acxiom Corp. (a)	136,727	3,184,372
Alliance Data Systems Corp.	94,701	21,355,076
Amdocs Ltd.	273,648	17,729,654
Automatic Data Processing, Inc.	763,935	81,336,159
Black Knight Financial Services, Inc. Class A (a)(b)	45,984	1,958,918
Blackhawk Network Holdings, Inc. (a)	93,800	4,202,240
Booz Allen Hamilton Holding Corp. Class A	251,437	8,576,516
Broadridge Financial Solutions, Inc.	205,695	16,070,950
CACI International, Inc. Class A (a)	43,520	5,648,896
Cartesian, Inc. (a)	206	102
Cass Information Systems, Inc.	15,060	921,973
Cognizant Technology Solutions Corp. Class A	1,007,698	71,314,787
Computer Task Group, Inc.	11,646	61,724
Conduent, Inc.	300,582	4,962,609
Convergys Corp.	164,874	3,874,539
CoreLogic, Inc. (a)	146,089	6,861,800
CSG Systems International, Inc.	60,961	2,359,800
CSP, Inc.	3,696	37,367
CSRA, Inc.	246,056	7,753,225
DST Systems, Inc.	112,242	5,761,382
DXC Technology Co.	482,546	41,016,410
Edgewater Technology, Inc. (a)	2,875	18,400
EPAM Systems, Inc. (a)	77,553	6,307,385
Euronet Worldwide, Inc. (a)	88,098	8,657,390
Everi Holdings, Inc. (a)	99,354	766,019
EVERTEC, Inc.	105,730	1,945,432
ExlService Holdings, Inc. (a)	59,903	3,371,341
Fidelity National Information Services, Inc.	560,193	52,053,134
First Data Corp. Class A (a)	335,780	6,181,710
Fiserv, Inc. (a)	363,868	45,014,110
FleetCor Technologies, Inc. (a)	157,293	22,614,015
Forrester Research, Inc.	17,100	696,825
Gartner, Inc. (a)	154,792	18,666,367
Genpact Ltd.	232,461	6,613,515
Global Payments, Inc.	258,559	24,689,799
Hackett Group, Inc.	39,872	544,652
IBM Corp.	1,465,294	209,581,001
Information Services Group, Inc. (a)	18,000	67,500
Innodata, Inc. (a)	14,010	21,716
Jack Henry & Associates, Inc.	139,152	14,342,397
Leidos Holdings, Inc.	242,832	14,161,962
ManTech International Corp. Class A	47,385	1,905,825
MasterCard, Inc. Class A	1,606,433	214,137,519
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	109,431	6,651,216
ModusLink Global Solutions, Inc. (a)(b)	31,030	49,648
MoneyGram International, Inc. (a)	66,937	1,054,927
Paychex, Inc.	545,609	31,116,081
PayPal Holdings, Inc. (a)	1,912,306	117,951,034
Perficient, Inc. (a)	51,600	944,280
PFSweb, Inc. (a)	22,457	176,961
Planet Payment, Inc. (a)	40,113	158,847
Presidio, Inc. (b)	95,619	1,330,060
PRG-Schultz International, Inc. (a)	36,569	246,841
Sabre Corp. (b)	349,079	6,437,017
Science Applications International Corp.	74,228	5,483,965
ServiceSource International, Inc. (a)	93,929	330,630
Square, Inc. (a)	45,912	1,198,762
StarTek, Inc. (a)	15,709	186,937
Sykes Enterprises, Inc. (a)	68,849	1,835,514
Syntel, Inc. (b)	56,060	1,012,444
Teletech Holdings, Inc.	29,721	1,179,924
Teradata Corp. (a)(b)	220,606	7,041,744
The Western Union Co.	833,977	15,778,845
Total System Services, Inc.	282,084	19,497,646
Travelport Worldwide Ltd.	241,707	3,659,444
Unisys Corp. (a)(b)	68,286	529,217
Vantiv, Inc. (a)	274,434	19,399,739
Virtusa Corp. (a)	48,896	1,775,903
Visa, Inc. Class A	3,160,024	327,125,684
WEX, Inc. (a)	68,406	7,465,831
WidePoint Corp. (a)	71,654	38,693
		1,675,731,502
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (a)(b)	24,135	1,178,512
Advanced Energy Industries, Inc. (a)	70,933	5,216,413
Advanced Micro Devices, Inc. (a)(b)	1,322,156	17,188,028
AEHR Test Systems (a)	18,931	63,608
Alpha & Omega Semiconductor Ltd. (a)	32,383	514,242
Amkor Technology, Inc. (a)	223,902	1,965,860
Amtech Systems, Inc. (a)	13,719	151,595
Analog Devices, Inc.	632,839	52,949,639
Applied Materials, Inc.	1,825,017	82,344,767
Axcelis Technologies, Inc. (a)	45,794	957,095
AXT, Inc. (a)(b)	68,422	533,692
Broadcom Ltd.	687,438	173,282,497
Brooks Automation, Inc.	126,012	3,285,133
Cabot Microelectronics Corp.	44,714	3,202,417
Cavium, Inc. (a)	113,279	7,171,693
Ceva, Inc. (a)	37,331	1,513,772
Cirrus Logic, Inc. (a)	109,205	6,331,706
Cohu, Inc.	83,996	1,575,765
Cree, Inc. (a)(b)	179,530	4,367,965
CVD Equipment Corp. (a)(b)	24,298	267,278
CyberOptics Corp. (a)(b)	9,251	140,153
Cypress Semiconductor Corp. (b)	556,739	7,621,757
Diodes, Inc. (a)	66,747	1,878,261
DSP Group, Inc. (a)	64,723	770,204
Entegris, Inc. (a)	244,281	6,216,951
Experi Corp.	89,409	2,436,395
First Solar, Inc. (a)(b)	134,619	6,321,708
FormFactor, Inc. (a)	123,711	1,868,036
GSI Technology, Inc. (a)	18,344	121,804
Ichor Holdings Ltd.	29,846	682,876
Impinj, Inc. (a)(b)	14,583	557,654
Inphi Corp. (a)(b)	64,122	2,455,231
Integrated Device Technology, Inc. (a)	224,546	5,548,532
Intel Corp.	8,073,812	283,148,587
Intermolecular, Inc. (a)	6,975	5,999
Intest Corp. (a)	2,175	16,421
IXYS Corp. (a)	67,452	1,551,396
KLA-Tencor Corp.	267,440	25,056,454
Kopin Corp. (a)(b)	88,411	355,412
Kulicke & Soffa Industries, Inc. (a)	125,107	2,380,786
Lam Research Corp.	272,876	45,291,958
Lattice Semiconductor Corp. (a)	220,983	1,248,554
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	62,646	2,852,899
Marvell Technology Group Ltd.	752,545	13,478,081
Maxim Integrated Products, Inc.	484,561	22,609,616
MaxLinear, Inc. Class A (a)	86,669	1,872,050
Microchip Technology, Inc. (b)	388,920	33,758,256
Micron Technology, Inc. (a)	1,773,384	56,695,086
Microsemi Corp. (a)	202,154	10,184,519
MKS Instruments, Inc.	93,742	7,719,654
Monolithic Power Systems, Inc.	69,641	7,056,026
MoSys, Inc. (a)(b)	6,042	5,861
Nanometrics, Inc. (a)	38,377	989,743
NeoPhotonics Corp. (a)(b)	44,702	261,507
NVE Corp.	7,985	605,582
NVIDIA Corp.	1,018,180	172,520,419
ON Semiconductor Corp. (a)	717,972	12,262,962
PDF Solutions, Inc. (a)(b)	47,788	725,900
Photronics, Inc. (a)	101,617	802,774
Pixelworks, Inc. (a)(b)	22,798	109,430
Power Integrations, Inc.	52,203	3,802,989
Qorvo, Inc. (a)(b)	214,691	15,719,675
Qualcomm, Inc.	2,530,781	132,283,923
QuickLogic Corp. (a)(b)	142,208	190,559
Rambus, Inc. (a)	201,505	2,613,520
Rubicon Technology, Inc. (a)(b)	2,504	20,508
Rudolph Technologies, Inc. (a)	69,669	1,546,652
Semtech Corp. (a)	111,258	4,183,301
Sevcon, Inc. (a)	2,938	64,577
Sigma Designs, Inc. (a)	51,095	319,344
Silicon Laboratories, Inc. (a)	73,360	5,568,024
Skyworks Solutions, Inc.	316,117	33,306,087
SolarEdge Technologies, Inc. (a)	54,440	1,456,270
SunPower Corp. (a)(b)	97,783	864,402
Synaptics, Inc. (a)(b)	56,125	2,333,116
Teradyne, Inc.	339,570	12,092,088
Texas Instruments, Inc.	1,696,527	140,506,366
Ultra Clean Holdings, Inc. (a)	60,588	1,397,765
Veeco Instruments, Inc. (a)	86,705	1,638,725
Versum Materials, Inc.	188,451	6,959,495
Xcerra Corp. (a)	98,441	966,691
Xilinx, Inc.	430,246	28,422,051
		1,500,503,299
Software - 5.0%
8x8, Inc. (a)	162,409	2,298,087
A10 Networks, Inc. (a)	73,118	478,923
ACI Worldwide, Inc. (a)	200,153	4,555,482
Activision Blizzard, Inc.	1,183,120	77,565,347
Adobe Systems, Inc. (a)	841,242	130,527,109
Agilysys, Inc. (a)	38,149	392,553
American Software, Inc. Class A	55,166	607,378
ANSYS, Inc. (a)	144,955	18,673,103
Aspen Technology, Inc. (a)	131,521	8,318,703
Asure Software, Inc. (a)(b)	8,721	100,989
Autodesk, Inc. (a)	329,727	37,740,552
Barracuda Networks, Inc. (a)	58,271	1,410,741
Blackbaud, Inc.	80,900	6,828,769
Bottomline Technologies, Inc. (a)	62,280	1,887,707
BroadSoft, Inc. (a)(b)	53,585	2,655,137
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	535,355	17,763,079
Cadence Design Systems, Inc. (a)	470,063	18,468,775
Callidus Software, Inc. (a)	115,529	2,974,872
CDK Global, Inc.	250,362	16,148,349
Citrix Systems, Inc. (a)	260,051	20,338,589
CommVault Systems, Inc. (a)	75,089	4,584,183
Datawatch Corp. (a)	9,730	100,219
Digimarc Corp. (a)(b)	18,523	572,361
Digital Turbine, Inc. (a)(b)	41,910	48,616
Document Security Systems, Inc. (a)	4,956	3,271
Ebix, Inc.	35,461	2,046,100
Electronic Arts, Inc. (a)	528,943	64,266,575
Ellie Mae, Inc. (a)	59,098	4,903,952
Everbridge, Inc.	29,747	689,238
Evolving Systems, Inc. (a)	4,973	23,622
Exa Corp. (a)	15,758	226,127
Fair Isaac Corp.	53,660	7,553,182
FalconStor Software, Inc. (a)(b)	37,427	13,474
FireEye, Inc. (a)(b)	276,277	4,080,611
Form Holdings Corp. (a)(b)	9,862	12,032
Fortinet, Inc. (a)	253,763	9,693,747
Gigamon, Inc. (a)	53,853	2,312,986
Glu Mobile, Inc. (a)(b)	173,754	632,465
GSE Systems, Inc. (a)	388	1,086
Guidance Software, Inc. (a)	26,710	189,107
Guidewire Software, Inc. (a)	129,374	9,794,906
HubSpot, Inc. (a)(b)	54,014	3,961,927
Imperva, Inc. (a)	51,764	2,311,263
Inseego Corp. (b)	35,452	49,987
Intuit, Inc.	414,561	58,639,653
Manhattan Associates, Inc. (a)	127,067	5,343,167
Microsoft Corp.	13,229,954	989,203,661
MicroStrategy, Inc. Class A (a)	16,727	2,157,783
Mitek Systems, Inc. (a)	45,058	457,339
MobileIron, Inc. (a)	70,668	268,538
Model N, Inc. (a)	64,636	875,818
Monotype Imaging Holdings, Inc.	66,977	1,222,330
NetSol Technologies, Inc. (a)	10,165	45,743
Nuance Communications, Inc. (a)	427,719	6,873,444
Oracle Corp.	5,148,287	259,113,285
Parametric Technology Corp. (a)	196,550	11,006,800
Park City Group, Inc. (a)(b)	18,083	227,846
Paycom Software, Inc. (a)(b)	65,084	4,855,917
Paylocity Holding Corp. (a)	39,896	1,960,489
Pegasystems, Inc.	63,152	3,634,398
Polarityte, Inc. (a)(b)	5,861	170,496
Progress Software Corp.	78,882	2,648,858
Proofpoint, Inc. (a)(b)	71,790	6,587,450
PROS Holdings, Inc. (a)	40,708	1,072,249
QAD, Inc.:
Class A	10,065	339,191
Class B	4,298	115,960
Qualys, Inc. (a)	50,519	2,399,653
Rapid7, Inc. (a)	27,175	458,171
RealNetworks, Inc. (a)	28,670	114,393
RealPage, Inc. (a)	95,369	4,110,404
Red Hat, Inc. (a)	303,397	32,615,178
RingCentral, Inc. (a)	109,308	4,629,194
Rosetta Stone, Inc. (a)	22,826	209,999
Salesforce.com, Inc. (a)	1,141,898	109,039,840
SeaChange International, Inc. (a)	36,866	96,220
ServiceNow, Inc. (a)	298,950	34,735,001
Silver Spring Networks, Inc. (a)(b)	66,256	838,801
SITO Mobile Ltd. (a)(b)	17,979	76,950
Smith Micro Software, Inc. (a)	10,363	11,296
Sonic Foundry, Inc. (a)	155	529
Splunk, Inc. (a)(b)	236,248	15,849,878
SS&C Technologies Holdings, Inc.	293,141	11,347,488
Symantec Corp.	1,047,401	31,401,082
Synchronoss Technologies, Inc. (a)	70,331	1,180,857
Synopsys, Inc. (a)	254,413	20,459,893
Tableau Software, Inc. (a)(b)	103,158	7,476,892
Take-Two Interactive Software, Inc. (a)	184,465	18,038,832
TeleNav, Inc. (a)	46,856	304,564
The Rubicon Project, Inc. (a)	59,339	223,115
TiVo Corp.	211,366	3,867,998
Tyler Technologies, Inc. (a)	58,649	10,134,547
Ultimate Software Group, Inc. (a)(b)	52,907	10,629,016
Upland Software, Inc. (a)	13,813	317,699
Varonis Systems, Inc. (a)	31,174	1,209,551
Vasco Data Security International, Inc. (a)	48,861	613,206
Verint Systems, Inc. (a)	104,276	4,139,757
VirnetX Holding Corp. (a)(b)	93,723	374,892
VMware, Inc. Class A (a)(b)	121,491	13,133,177
Workday, Inc. Class A (a)(b)	222,931	24,453,301
Workiva, Inc. (a)	31,679	639,916
Zedge, Inc. (a)	14,921	26,858
Zendesk, Inc. (a)	130,945	3,587,893
Zix Corp. (a)	69,803	370,654
Zynga, Inc. (a)	1,392,357	5,221,339
		2,219,019,640
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	180,858	2,271,576
Apple, Inc.	8,935,155	1,465,365,349
Astro-Med, Inc.	4,606	62,642
Avid Technology, Inc. (a)(b)	38,570	170,094
Concurrent Computer Corp.	6,675	42,186
CPI Card Group (b)	22,281	21,396
Cray, Inc. (a)	76,017	1,432,920
Diebold Nixdorf, Inc.	123,985	2,535,493
Eastman Kodak Co. (a)(b)	64,018	496,140
Electronics for Imaging, Inc. (a)(b)	82,143	2,921,005
Everspin Technologies, Inc. (b)	9,978	162,641
Hewlett Packard Enterprise Co.	2,841,574	51,318,826
HP, Inc.	2,885,248	55,050,532
Immersion Corp. (a)(b)	59,681	436,865
Intevac, Inc. (a)	29,097	264,783
NCR Corp. (a)	216,399	7,905,055
NetApp, Inc.	460,042	17,785,224
Pure Storage, Inc. Class A (a)(b)	153,259	2,282,027
Quantum Corp. (a)(b)	41,835	230,511
Seagate Technology LLC (b)	503,012	15,859,968
Super Micro Computer, Inc. (a)(b)	65,674	1,748,570
Transact Technologies, Inc.	3,411	33,257
U.S.A. Technologies, Inc. (a)(b)	68,908	375,549
Western Digital Corp.	496,255	43,804,429
Xerox Corp.	371,484	11,987,789
Xplore Technologies Corp. (a)	2,067	6,552
		1,684,571,379

TOTAL INFORMATION TECHNOLOGY		9,902,597,748

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,371,010
Advanced Emissions Solutions, Inc. (b)	57,241	594,162
AdvanSix, Inc.	52,136	1,664,702
AgroFresh Solutions, Inc. (a)(b)	38,931	277,189
Air Products & Chemicals, Inc.	375,812	54,631,790
Albemarle Corp. U.S.	190,401	22,136,020
American Vanguard Corp.	44,829	907,787
Ashland Global Holdings, Inc.	107,479	6,669,072
Axalta Coating Systems (a)	374,838	11,065,218
Balchem Corp.	53,639	4,020,779
BioAmber, Inc. (a)(b)	17,794	7,776
Cabot Corp.	106,306	5,600,200
Calgon Carbon Corp.	83,129	1,014,174
Celanese Corp. Class A	237,507	23,042,929
CF Industries Holdings, Inc.	394,832	11,446,180
Chase Corp.	19,479	1,821,287
Codexis, Inc. (a)	42,409	235,370
Core Molding Technologies, Inc.	10,858	223,349
Eastman Chemical Co.	259,233	22,345,885
Ecolab, Inc.	447,379	59,635,621
Ferro Corp. (a)	133,620	2,574,857
Flotek Industries, Inc. (a)(b)	98,612	510,810
FMC Corp.	228,847	19,731,188
FutureFuel Corp.	37,844	510,137
H.B. Fuller Co.	88,055	4,419,480
Hawkins, Inc.	13,930	496,605
Huntsman Corp.	335,090	8,903,341
Ingevity Corp. (a)	71,031	4,472,822
Innophos Holdings, Inc.	32,175	1,469,111
Innospec, Inc.	41,822	2,321,121
International Flavors & Fragrances, Inc.	134,797	18,446,969
Intrepid Potash, Inc. (a)(b)	199,844	741,421
KMG Chemicals, Inc.	10,303	494,750
Koppers Holdings, Inc. (a)	34,144	1,338,445
Kraton Performance Polymers, Inc. (a)	55,754	1,830,404
Kronos Worldwide, Inc.	34,238	716,601
LSB Industries, Inc. (a)(b)	28,693	175,027
LyondellBasell Industries NV Class A	566,829	51,349,039
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,727
Minerals Technologies, Inc.	58,663	3,754,432
Monsanto Co.	754,490	88,426,228
NewMarket Corp.	16,721	6,997,906
Olin Corp.	276,573	8,913,948
OMNOVA Solutions, Inc. (a)	52,644	458,003
Platform Specialty Products Corp. (a)(b)	374,823	4,377,933
PolyOne Corp.	144,671	5,228,410
PPG Industries, Inc.	437,630	45,653,562
Praxair, Inc.	486,123	63,944,619
Quaker Chemical Corp.	22,939	3,193,568
Rayonier Advanced Materials, Inc.	82,695	1,134,575
RPM International, Inc.	226,844	11,108,551
Senomyx, Inc. (a)	66,138	40,020
Sensient Technologies Corp.	86,306	6,226,978
Sherwin-Williams Co.	137,857	46,770,744
Stepan Co.	34,404	2,661,493
The Chemours Co. LLC	310,949	15,258,267
The Dow Chemical Co.	3,839,123	255,877,548
The Mosaic Co.	596,228	11,912,635
The Scotts Miracle-Gro Co. Class A	77,671	7,424,571
Trecora Resources (a)	28,770	349,556
Tredegar Corp.	71,882	1,171,677
Trinseo SA	75,141	5,026,933
Tronox Ltd. Class A	110,795	2,292,349
Valhi, Inc.	35,553	77,506
Valvoline, Inc.	351,998	7,494,037
W.R. Grace & Co.	111,862	7,995,896
Westlake Chemical Corp.	64,435	4,955,696
Yield10 Bioscience, Inc. (a)(b)	693	1,864
		967,960,860
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,332,672
Forterra, Inc. (b)	32,917	109,284
Foundation Building Materials, Inc.	21,184	276,663
Martin Marietta Materials, Inc.	109,383	23,188,102
Summit Materials, Inc.	172,319	5,090,303
U.S. Concrete, Inc. (a)(b)	26,762	2,142,298
United States Lime & Minerals, Inc.	2,200	175,890
Vulcan Materials Co.	223,084	27,051,166
		66,366,378
Containers & Packaging - 0.5%
Aptargroup, Inc.	119,670	10,005,609
Avery Dennison Corp.	149,434	14,085,649
Ball Corp.	589,483	23,573,425
Bemis Co., Inc.	156,089	6,650,952
Berry Global Group, Inc. (a)	220,167	12,382,192
Crown Holdings, Inc. (a)	233,058	13,757,414
Graphic Packaging Holding Co.	529,162	6,905,564
Greif, Inc. Class A	63,236	3,822,616
International Paper Co.	704,583	37,955,886
Myers Industries, Inc.	29,894	562,007
Owens-Illinois, Inc. (a)	264,706	6,522,356
Packaging Corp. of America	160,703	18,064,624
Sealed Air Corp.	328,644	14,585,221
Silgan Holdings, Inc.	135,972	4,091,397
Sonoco Products Co.	183,166	8,839,591
UFP Technologies, Inc. (a)	14,187	377,374
WestRock Co.	427,751	24,343,309
		206,525,186
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	525,512	2,942,867
Alcoa Corp.	248,002	10,882,328
Allegheny Technologies, Inc. (b)	174,474	3,634,293
Ampco-Pittsburgh Corp.	10,414	160,376
Atkore International Group, Inc. (a)	35,003	583,150
Carpenter Technology Corp.	80,027	3,243,494
Century Aluminum Co. (a)(b)	86,859	1,695,488
Cliffs Natural Resources, Inc. (a)(b)	454,481	3,799,461
Coeur d'Alene Mines Corp. (a)	297,840	2,606,100
Commercial Metals Co.	192,032	3,627,484
Compass Minerals International, Inc.	56,608	3,781,414
Comstock Mining, Inc. (a)	56,723	10,545
Freeport-McMoRan, Inc. (a)	2,260,613	33,411,860
Friedman Industries	2,001	11,346
General Moly, Inc. (a)	60,513	26,414
Gold Resource Corp.	109,163	435,560
Golden Minerals Co. (a)(b)	71,014	38,561
Handy & Harman Ltd. (a)	5,646	184,624
Haynes International, Inc.	18,364	561,020
Hecla Mining Co.	683,190	3,607,243
Kaiser Aluminum Corp.	27,980	2,695,034
Materion Corp.	30,858	1,178,776
McEwen Mining, Inc. (b)	403,016	1,035,751
Newmont Mining Corp.	915,669	35,106,749
Nucor Corp.	538,845	29,695,748
Olympic Steel, Inc.	12,703	231,830
Paramount Gold Nevada Corp. (a)	7,958	12,176
Pershing Gold Corp. (a)(b)	31,696	96,039
Real Industries, Inc. (a)(b)	30,069	51,117
Reliance Steel & Aluminum Co.	131,422	9,517,581
Royal Gold, Inc.	110,834	10,338,596
Ryerson Holding Corp. (a)	30,039	258,335
Schnitzer Steel Industries, Inc. Class A	47,241	1,270,783
Solitario Exploration & Royalty Corp. (a)	18,115	12,681
Steel Dynamics, Inc.	413,913	14,259,303
SunCoke Energy, Inc. (a)	99,267	925,168
Synalloy Corp. (a)	8,615	97,780
TimkenSteel Corp. (a)(b)	69,807	1,035,238
U.S. Antimony Corp. (a)	24,962	7,988
U.S. Gold Corp. (a)	46	111
United States Steel Corp. (b)	307,753	8,189,307
Universal Stainless & Alloy Products, Inc. (a)	6,659	120,728
Worthington Industries, Inc.	71,924	3,593,323
		194,973,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,913,010
Clearwater Paper Corp. (a)	29,564	1,374,726
Deltic Timber Corp.	17,765	1,386,381
Domtar Corp.	128,751	5,206,690
Kapstone Paper & Packaging Corp.	150,928	3,376,259
Louisiana-Pacific Corp. (a)	261,592	6,665,364
Mercer International, Inc. (SBI)	60,804	671,884
Neenah Paper, Inc.	27,129	2,095,715
P.H. Glatfelter Co.	69,408	1,202,147
Rentech, Inc. (a)	27,522	7,321
Resolute Forest Products (a)	146,819	726,754
Schweitzer-Mauduit International, Inc.	48,432	1,837,026
Verso Corp. (b)	59,171	314,790
		26,778,067

TOTAL MATERIALS		1,462,604,261

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust (SBI)	161,267	4,626,750
Agree Realty Corp.	50,269	2,519,482
Alexanders, Inc.	6,076	2,543,960
Alexandria Real Estate Equities, Inc.	159,183	19,310,490
Altisource Residential Corp. Class B	86,977	1,053,291
American Assets Trust, Inc.	89,595	3,639,349
American Campus Communities, Inc.	225,191	10,716,840
American Homes 4 Rent Class A	382,812	8,483,114
American Tower Corp.	728,593	107,868,194
Apartment Investment & Management Co. Class A	262,560	11,901,845
Apple Hospitality (REIT), Inc.	276,107	5,019,625
Armada Hoffler Properties, Inc.	73,011	976,157
Ashford Hospitality Prime, Inc.	47,533	457,267
Ashford Hospitality Trust, Inc.	123,613	767,637
AvalonBay Communities, Inc.	234,204	43,967,117
Bluerock Residential Growth (REIT), Inc.	90,320	914,942
Boston Properties, Inc.	262,495	31,656,897
Brandywine Realty Trust (SBI)	276,702	4,753,740
Brixmor Property Group, Inc.	452,816	8,476,716
BRT Realty Trust (a)	189,164	1,471,696
Camden Property Trust (SBI)	145,586	13,027,035
CareTrust (REIT), Inc.	113,682	2,192,926
CatchMark Timber Trust, Inc.	100,692	1,160,979
CBL & Associates Properties, Inc. (b)	283,674	2,269,392
Cedar Realty Trust, Inc.	134,023	675,476
Chatham Lodging Trust	57,137	1,158,738
Chesapeake Lodging Trust	98,722	2,526,296
City Office REIT, Inc.	67,579	864,335
Clipper Realty, Inc. (b)	6,962	77,696
Colony NorthStar, Inc. (b)	925,392	12,131,889
Columbia Property Trust, Inc.	198,850	4,175,850
Communications Sales & Leasing, Inc.	267,108	5,144,500
Community Healthcare Trust, Inc.	41,798	1,110,155
Condor Hospitality Trust, Inc.	108	1,130
CorEnergy Infrastructure Trust, Inc. (b)	14,135	461,225
CoreSite Realty Corp.	56,759	6,740,699
Corporate Office Properties Trust (SBI)	181,324	6,048,969
Corrections Corp. of America	203,536	5,454,765
Cousins Properties, Inc.	673,063	6,293,139
Crown Castle International Corp.	687,025	74,500,991
CubeSmart	296,680	7,313,162
CyrusOne, Inc.	130,176	8,204,993
DCT Industrial Trust, Inc.	161,523	9,424,867
DDR Corp.	536,213	5,190,542
DiamondRock Hospitality Co.	332,744	3,656,857
Digital Realty Trust, Inc.	272,874	32,291,909
Douglas Emmett, Inc.	264,925	10,321,478
Duke Realty Corp.	603,073	17,923,330
DuPont Fabros Technology, Inc.	130,007	8,367,251
Easterly Government Properties, Inc. (b)	30,760	617,046
EastGroup Properties, Inc.	54,382	4,832,385
Education Realty Trust, Inc.	129,203	4,992,404
Empire State Realty Trust, Inc.	218,080	4,437,928
EPR Properties	106,196	7,397,613
Equinix, Inc.	132,832	62,219,837
Equity Commonwealth (a)	213,360	6,601,358
Equity Lifestyle Properties, Inc.	141,492	12,614,012
Equity Residential (SBI)	620,908	41,693,972
Essex Property Trust, Inc.	111,421	29,634,643
Extra Space Storage, Inc. (b)	213,703	16,589,764
Farmland Partners, Inc. (b)	105,443	934,225
Federal Realty Investment Trust (SBI)	126,706	16,082,793
FelCor Lodging Trust, Inc.	200,216	1,461,577
First Industrial Realty Trust, Inc.	184,151	5,704,998
First Potomac Realty Trust	85,240	948,721
Forest City Realty Trust, Inc. Class A	359,272	8,608,157
Four Corners Property Trust, Inc.	103,212	2,622,617
Franklin Street Properties Corp.	176,797	1,762,666
Gaming & Leisure Properties	346,079	13,562,836
General Growth Properties, Inc.	1,017,602	21,115,242
Getty Realty Corp.	48,238	1,329,439
Gladstone Commercial Corp.	76,606	1,639,368
Gladstone Land Corp.	8,000	111,360
Global Net Lease, Inc.	83,478	1,808,133
Government Properties Income Trust	163,137	3,026,191
Gramercy Property Trust	249,250	7,592,155
HCP, Inc.	798,555	23,804,925
Healthcare Realty Trust, Inc.	211,777	7,047,939
Healthcare Trust of America, Inc.	317,837	9,875,196
Hersha Hospitality Trust	71,283	1,321,587
Highwoods Properties, Inc. (SBI)	169,915	8,874,660
Hospitality Properties Trust (SBI)	292,755	8,009,777
Host Hotels & Resorts, Inc.	1,241,687	22,499,368
Hudson Pacific Properties, Inc.	249,715	8,240,595
Independence Realty Trust, Inc.	102,753	1,057,328
InfraReit, Inc.	82,809	1,862,374
Investors Real Estate Trust	202,786	1,273,496
Invitation Homes, Inc. (b)	138,858	3,213,174
Iron Mountain, Inc.	427,140	16,837,859
iStar Financial, Inc. (a)(b)	102,599	1,191,174
JBG SMITH Properties	143,795	4,706,410
Jernigan Capital, Inc. (b)	21,201	412,147
Kilroy Realty Corp.	169,012	11,700,701
Kimco Realty Corp.	718,168	14,090,456
Kite Realty Group Trust	145,444	2,926,333
Lamar Advertising Co. Class A (b)	144,792	9,637,356
LaSalle Hotel Properties (SBI)	187,702	5,326,983
Lexington Corporate Properties Trust	345,008	3,401,779
Liberty Property Trust (SBI)	243,797	10,385,752
Life Storage, Inc.	80,608	5,931,943
LTC Properties, Inc.	62,032	3,016,616
Mack-Cali Realty Corp.	154,097	3,527,280
MedEquities Realty Trust, Inc.	56,982	653,584
Medical Properties Trust, Inc.	636,344	8,374,287
Mid-America Apartment Communities, Inc.	193,973	20,650,366
Monmouth Real Estate Investment Corp. Class A	107,747	1,750,889
Monogram Residential Trust, Inc.	273,079	3,276,948
National Health Investors, Inc.	85,662	6,868,379
National Retail Properties, Inc. (b)	250,989	10,498,870
National Storage Affiliates Trust	66,569	1,485,820
New Senior Investment Group, Inc.	149,321	1,378,233
NexPoint Residential Trust, Inc.	32,020	746,066
NorthStar Realty Europe Corp.	77,758	966,532
Omega Healthcare Investors, Inc. (b)	333,230	10,620,040
One Liberty Properties, Inc.	42,541	1,021,409
Outfront Media, Inc.	245,927	5,410,394
Paramount Group, Inc.	304,533	4,805,531
Parkway, Inc.	79,308	1,820,912
Pebblebrook Hotel Trust (b)	119,218	4,004,533
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,057,804
Physicians Realty Trust	319,999	5,993,581
Piedmont Office Realty Trust, Inc. Class A	250,343	5,069,446
Potlatch Corp.	63,794	3,049,353
Power (REIT) (a)	718	4,574
Preferred Apartment Communities, Inc. Class A	51,100	929,509
Prologis, Inc.	903,235	57,228,970
PS Business Parks, Inc.	31,822	4,299,470
Public Storage	254,518	52,262,726
QTS Realty Trust, Inc. Class A	76,420	4,140,436
Quality Care Properties, Inc.	156,460	2,146,631
RAIT Financial Trust	116,629	96,476
Ramco-Gershenson Properties Trust (SBI)	128,503	1,689,814
Rayonier, Inc.	230,983	6,700,817
Realty Income Corp.	483,151	27,810,172
Regency Centers Corp.	251,354	16,167,089
Retail Opportunity Investments Corp.	189,056	3,750,871
Retail Properties America, Inc.	409,657	5,460,728
Rexford Industrial Realty, Inc.	121,774	3,659,309
RLJ Lodging Trust	206,953	4,176,312
Ryman Hospitality Properties, Inc.	91,162	5,416,846
Sabra Health Care REIT, Inc. (b)	277,620	6,065,997
Saul Centers, Inc.	23,905	1,448,643
SBA Communications Corp. Class A (a)	208,263	31,978,784
Select Income REIT	130,864	3,037,353
Senior Housing Properties Trust (SBI)	396,382	7,816,653
Seritage Growth Properties (b)	43,689	2,099,693
Simon Property Group, Inc.	532,951	83,593,364
SL Green Realty Corp.	183,660	17,701,151
Sotherly Hotels, Inc.	2,721	16,489
Spirit Realty Capital, Inc.	831,107	7,230,631
Stag Industrial, Inc.	147,627	4,132,080
Starwood Waypoint Homes	210,697	7,844,249
Store Capital Corp.	322,243	8,178,527
Summit Hotel Properties, Inc.	229,907	3,411,820
Sun Communities, Inc.	118,372	10,690,175
Sunstone Hotel Investors, Inc.	363,918	5,749,904
Tanger Factory Outlet Centers, Inc. (b)	158,086	3,699,212
Taubman Centers, Inc.	102,172	5,337,465
Terreno Realty Corp.	83,145	3,014,006
The GEO Group, Inc.	214,441	5,927,149
The Macerich Co.	198,583	10,479,225
TIER REIT, Inc.	108,647	2,000,191
UDR, Inc.	456,019	17,702,658
UMH Properties, Inc.	79,886	1,263,797
Universal Health Realty Income Trust (SBI)	38,916	2,946,330
Urban Edge Properties	187,255	4,709,463
Urstadt Biddle Properties, Inc. Class A	92,798	1,919,063
Ventas, Inc.	605,415	41,434,603
VEREIT, Inc.	1,684,858	14,220,202
Vornado Realty Trust	287,590	21,422,579
Washington REIT (SBI)	128,414	4,219,684
Weingarten Realty Investors (SBI)	198,541	6,361,254
Welltower, Inc.	629,721	46,108,172
Weyerhaeuser Co.	1,290,302	42,076,748
Wheeler REIT, Inc. (b)	6,770	70,950
Whitestone REIT Class B	105,336	1,320,913
WP Carey, Inc.	185,070	12,742,070
WP Glimcher, Inc.	352,285	2,941,580
Xenia Hotels & Resorts, Inc.	170,955	3,412,262
		1,741,719,147
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,308,686
Altisource Portfolio Solutions SA (a)(b)	18,423	419,676
CBRE Group, Inc. (a)	502,108	18,116,057
Consolidated-Tomoka Land Co. (b)	6,987	387,080
Forestar Group, Inc. (a)	61,936	1,065,299
FRP Holdings, Inc. (a)	3,842	168,664
HFF, Inc.	59,609	2,272,891
Howard Hughes Corp. (a)	64,397	7,556,988
Jones Lang LaSalle, Inc.	79,229	9,658,807
Kennedy-Wilson Holdings, Inc. (b)	159,048	3,069,626
Marcus & Millichap, Inc. (a)	19,559	514,988
Maui Land & Pineapple, Inc. (a)	31,310	403,899
RE/MAX Holdings, Inc.	27,266	1,670,043
Realogy Holdings Corp.	241,978	8,203,054
Stratus Properties, Inc.	12,801	378,910
Tejon Ranch Co. (a)	21,096	421,498
The St. Joe Co. (a)(b)	125,813	2,371,575
Transcontinental Realty Investors, Inc. (a)(b)	20,697	440,432
Trinity Place Holdings, Inc. (a)(b)	7,019	48,501
		60,476,674

TOTAL REAL ESTATE		1,802,195,821

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	135,810	298,782
AT&T, Inc.	10,533,465	394,583,599
Atlantic Tele-Network, Inc.	20,159	1,221,031
CenturyLink, Inc. (b)	939,434	18,525,638
Cincinnati Bell, Inc. (a)	75,163	1,582,181
Cogent Communications Group, Inc.	79,491	3,704,281
Consolidated Communications Holdings, Inc. (b)	126,066	2,325,918
Frontier Communications Corp. (b)	131,607	1,772,746
General Communications, Inc. Class A (a)	45,133	1,946,586
Globalstar, Inc. (a)(b)	552,886	1,061,541
Hawaiian Telcom Holdco, Inc. (a)	18,678	568,185
IDT Corp. Class B	44,765	658,493
Intelsat SA (a)(b)	61,651	237,973
Iridium Communications, Inc. (a)(b)	166,538	1,848,572
Level 3 Communications, Inc. (a)	495,033	26,944,646
Lumos Networks Corp. (a)	41,227	741,261
Ooma, Inc. (a)	37,459	367,098
ORBCOMM, Inc. (a)	100,896	1,115,910
Pareteum Corp. (a)(b)	2,527	2,325
PDVWireless, Inc. (a)	18,833	550,865
Straight Path Communications, Inc. Class B (a)	14,258	2,545,196
Verizon Communications, Inc.	6,992,211	335,416,362
Vonage Holdings Corp. (a)	343,700	2,852,710
Windstream Holdings, Inc. (b)	322,467	667,507
Zayo Group Holdings, Inc. (a)	163,519	5,587,444
		807,126,850
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	106,857
Boingo Wireless, Inc. (a)	75,566	1,555,904
NII Holdings, Inc. (a)(b)	134,717	89,452
Shenandoah Telecommunications Co.	75,836	2,733,888
Spok Holdings, Inc.	43,148	722,729
Sprint Corp. (a)(b)	1,082,920	8,934,090
T-Mobile U.S., Inc. (a)	493,731	31,949,333
Telephone & Data Systems, Inc.	160,373	4,700,533
U.S. Cellular Corp. (a)	27,310	1,056,351
		51,849,137

TOTAL TELECOMMUNICATION SERVICES		858,975,987

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	89,687	6,935,496
Alliant Energy Corp.	389,728	16,656,975
American Electric Power Co., Inc.	834,358	61,433,780
Duke Energy Corp.	1,199,150	104,685,795
Edison International	554,634	44,470,554
El Paso Electric Co.	80,794	4,488,107
Entergy Corp.	309,998	24,542,542
Eversource Energy	543,825	34,260,975
Exelon Corp.	1,590,124	60,217,996
FirstEnergy Corp.	753,599	24,552,255
Genie Energy Ltd. Class B	24,074	148,055
Great Plains Energy, Inc.	385,148	11,820,192
Hawaiian Electric Industries, Inc.	219,652	7,340,770
IDACORP, Inc.	95,061	8,458,528
MGE Energy, Inc.	60,635	3,856,386
NextEra Energy, Inc.	798,761	120,221,518
OGE Energy Corp.	341,406	12,195,022
Otter Tail Corp.	81,371	3,401,308
PG&E Corp.	871,977	61,369,741
Pinnacle West Capital Corp.	178,279	16,039,762
PNM Resources, Inc.	139,589	5,918,574
Portland General Electric Co.	147,815	7,022,691
PPL Corp.	1,161,753	45,587,188
Southern Co.	1,702,371	82,156,424
Spark Energy, Inc. Class A, (b)	24,582	389,625
Vistra Energy Corp.	545,395	9,653,492
Westar Energy, Inc.	246,415	12,643,554
Xcel Energy, Inc.	847,854	41,968,773
		832,436,078
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	15,633,087
Chesapeake Utilities Corp.	27,662	2,197,746
Delta Natural Gas Co., Inc.	3,078	94,310
National Fuel Gas Co.	143,599	8,325,870
New Jersey Resources Corp.	144,194	6,294,068
Northwest Natural Gas Co.	56,327	3,734,480
ONE Gas, Inc.	93,649	7,046,151
RGC Resources, Inc.	6,537	180,094
South Jersey Industries, Inc.	141,912	5,091,803
Southwest Gas Holdings, Inc.	78,682	6,256,793
Spire, Inc.	80,546	6,161,769
UGI Corp.	292,531	14,453,957
WGL Holdings, Inc.	90,512	7,626,541
		83,096,669
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	640,548	9,416,056
Dynegy, Inc. (a)(b)	219,293	2,065,740
NRG Energy, Inc.	543,641	13,542,097
NRG Yield, Inc.:
Class A	44,523	809,873
Class C	119,926	2,218,631
Ormat Technologies, Inc.	63,023	3,620,041
Pattern Energy Group, Inc. (b)	114,646	2,879,908
TerraForm Global, Inc. (a)	98,063	495,218
Terraform Power, Inc. (a)(b)	129,794	1,811,924
The AES Corp.	1,082,881	11,955,006
U.S. Geothermal, Inc. (a)	27,201	105,812
		48,920,306
Multi-Utilities - 1.0%
Ameren Corp.	427,084	25,620,769
Avangrid, Inc.	122,071	5,959,506
Avista Corp.	128,677	6,613,998
Black Hills Corp. (b)	88,586	6,234,683
CenterPoint Energy, Inc.	722,368	21,396,540
CMS Energy Corp.	453,550	22,015,317
Consolidated Edison, Inc.	513,131	43,241,549
Dominion Resources, Inc.	1,074,271	84,620,327
DTE Energy Co.	298,717	33,551,893
MDU Resources Group, Inc.	335,493	9,071,731
NiSource, Inc.	533,707	14,340,707
NorthWestern Energy Corp.	78,122	4,712,319
Public Service Enterprise Group, Inc.	861,594	40,357,063
SCANA Corp.	249,382	15,057,685
Sempra Energy	426,502	50,297,381
Unitil Corp.	55,250	2,754,765
Vectren Corp.	147,188	9,657,005
WEC Energy Group, Inc.	529,641	34,543,186
		430,046,424
Water Utilities - 0.1%
American States Water Co.	59,968	2,956,422
American Water Works Co., Inc.	287,864	23,288,198
Aqua America, Inc.	319,867	10,683,558
AquaVenture Holdings Ltd. (b)	15,365	232,933
Artesian Resources Corp. Class A	60,277	2,235,674
Cadiz, Inc. (a)(b)	33,186	404,869
California Water Service Group	83,616	3,131,419
Connecticut Water Service, Inc.	31,367	1,701,346
Middlesex Water Co.	39,650	1,505,907
Pure Cycle Corp. (a)	17,116	124,091
Select Energy Services, Inc. Class A	15,108	213,023
SJW Corp.	29,404	1,631,922
York Water Co.	40,150	1,320,935
		49,430,297

TOTAL UTILITIES		1,443,929,774

TOTAL COMMON STOCKS
(Cost $28,561,652,721)		43,917,041,710
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% to 1.18% 10/12/17 to 6/21/18 (d)
(Cost $14,942,485)	15,000,000	14,939,958
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.11% (e)	97,784,424	$97,803,981
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	1,746,259,739	1,746,434,365
TOTAL MONEY MARKET FUNDS
(Cost $1,844,088,941)		1,844,238,346
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $30,420,684,147)		45,776,220,014
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,675,770,670)
NET ASSETS - 100%		$44,100,449,344

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,259	Sept. 2017	$155,492,795	$2,585,847	$2,585,847
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	Sept. 2017	11,247,600	43,037	43,037
ICE Russell 2000 Mini Contracts (United States)	324	Sept. 2017	22,751,280	218,878	218,878
TOTAL FUTURES CONTRACTS					$2,847,762

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,588,331.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$826,367
Fidelity Securities Lending Cash Central Fund	5,377,449
Total	$6,203,816

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,472,013,562	$5,472,013,410	$152	$--
Consumer Staples	3,317,817,054	3,317,817,054	--	--
Energy	2,338,835,808	2,338,835,808	--	--
Financials	6,444,965,562	6,444,965,562	--	--
Health Care	6,198,343,699	6,197,681,471	--	662,228
Industrials	4,674,762,434	4,674,762,434	--	--
Information Technology	9,902,597,748	9,902,597,748	--	--
Materials	1,462,604,261	1,462,604,261	--	--
Real Estate	1,802,195,821	1,802,195,821	--	--
Telecommunication Services	858,975,987	858,975,987	--	--
Utilities	1,443,929,774	1,443,929,774	--	--
U.S. Government and Government Agency Obligations	14,939,958	--	14,939,958	--
Money Market Funds	1,844,238,346	1,844,238,346	--	--
Total Investments in Securities:	$45,776,220,014	$45,760,617,676	$14,940,110	$662,228
Derivative Instruments:
Assets
Futures Contracts	$2,847,762	$2,847,762	$--	$--
Total Assets	$2,847,762	$2,847,762	$--	$--
Total Derivative Instruments:	$2,847,762	$2,847,762	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,847,762	$0
Total Equity Risk	2,847,762	0
Total Value of Derivatives	$2,847,762	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,719,278,042) — See accompanying schedule: Unaffiliated issuers (cost $28,576,595,206)	$43,931,981,668
Fidelity Central Funds (cost $1,844,088,941)	1,844,238,346
Total Investment in Securities (cost $30,420,684,147)		$45,776,220,014
Receivable for investments sold		124,426,439
Receivable for fund shares sold		31,442,111
Dividends receivable		86,493,059
Distributions receivable from Fidelity Central Funds		1,090,571
Receivable for daily variation margin on futures contracts		1,147,585
Other receivables		676,982
Total assets		46,021,496,761
Liabilities
Payable to custodian bank	$14,627
Payable for investments purchased	147,632,521
Payable for fund shares redeemed	25,476,811
Accrued management fee	545,915
Other affiliated payables	493,026
Other payables and accrued expenses	671,569
Collateral on securities loaned	1,746,212,948
Total liabilities		1,921,047,417
Net Assets		$44,100,449,344
Net Assets consist of:
Paid in capital		$28,256,968,018
Undistributed net investment income		417,925,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,172,247
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,358,383,991
Net Assets		$44,100,449,344
Investor Class:
Net Asset Value, offering price and redemption price per share ($751,125,831 ÷ 10,513,531 shares)		$71.44
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,990,875,649 ÷ 349,738,361 shares)		$71.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,618,871,459 ÷ 36,654,262 shares)		$71.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,083,793,066 ÷ 71,156,396 shares)		$71.45
Class F:
Net Asset Value, offering price and redemption price per share ($10,655,783,339 ÷ 149,103,358 shares)		$71.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$419,790,336
Interest		56,514
Income from Fidelity Central Funds (including $5,377,449 from security lending)		6,203,816
Total income		426,050,666
Expenses
Management fee	$3,165,702
Transfer agent fees	3,936,066
Independent trustees' fees and expenses	84,553
Legal	9,817
Miscellaneous	65,808
Total expenses before reductions	7,261,946
Expense reductions	(7,598)	7,254,348
Net investment income (loss)		418,796,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,983,651
Fidelity Central Funds	11,823
Foreign currency transactions	156
Futures contracts	16,055,775
Total net realized gain (loss)		225,051,405
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,526,646,005
Fidelity Central Funds	(149,405)
Assets and liabilities in foreign currencies	362
Futures contracts	(6,800,984)
Total change in net unrealized appreciation (depreciation)		1,519,695,978
Net gain (loss)		1,744,747,383
Net increase (decrease) in net assets resulting from operations		$2,163,543,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$418,796,318	$693,855,123
Net realized gain (loss)	225,051,405	214,952,729
Change in net unrealized appreciation (depreciation)	1,519,695,978	7,091,127,790
Net increase (decrease) in net assets resulting from operations	2,163,543,701	7,999,935,642
Distributions to shareholders from net investment income	(114,777,247)	(649,892,693)
Distributions to shareholders from net realized gain	(62,350,888)	(218,645,122)
Total distributions	(177,128,135)	(868,537,815)
Share transactions - net increase (decrease)	2,023,366,572	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	4,009,782,138	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$44,100,449,344	$40,090,667,206
Other Information
Undistributed net investment income end of period	$417,925,088	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.67	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	2.86	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	3.53	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(.18)	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)C	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.44	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnE,F	5.19%	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.93%I	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$751,126	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.104 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.69	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	2.86	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	3.55	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(.19)	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$71.46	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD,E	5.24%	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	1.97%H	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$24,990,876	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateI	3%H	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.69	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	2.87	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	3.56	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.19)	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)C	(1.56)D	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnF,G	5.24%	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%J	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.03%J	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	1.98%J	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,618,871	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateK	3%J	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.104 per share.

 D Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.70	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	3.56	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	5.25%	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.05%	.04%	.06%	.06%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,083,793	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57. per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.70	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	3.56	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.47	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	5.24%	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$10,655,783	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,225,625,626
Gross unrealized depreciation	(2,019,235,140)
Net unrealized appreciation (depreciation)	$15,206,390,486
Tax cost	$30,572,677,290

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $16,055,775 and a change in net unrealized appreciation (depreciation) of $(6,800,984) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,043,267,353 and $544,461,282, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.
Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.03%
Institutional Premium Class	.015%
Class F	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%
Class F	.015%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02%, and .015% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to August 1, 2017, Investor Class, Premium Class, and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03%, and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees. FIIOC received no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$280,667.075
Premium Class	3,418,251.028
Institutional Class	237,148.019
Institutional Premium Class	–
	$3,936,066

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65,808 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,598.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Investor Class	$1,974,932	$16,896,705
Premium Class	65,259,273	378,185,569
Institutional Class	6,652,259	34,361,091
Institutional Premium Class	13,828,214	64,762,437
Class F	27,062,569	155,686,891
Total	$114,777,247	$649,892,693
From net realized gain
Investor Class	$1,134,765	$7,085,516
Premium Class	35,813,221	129,533,088
Institutional Class	3,614,600	11,106,621
Institutional Premium Class	7,368,243	19,355,949
Class F	14,420,059	51,563,948
Total	$62,350,888	$218,645,122

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Investor Class
Shares sold	3,340,976	8,795,818	$231,898,223	$548,532,660
Reinvestment of distributions	43,739	367,701	2,949,341	23,024,663
Shares redeemed	(3,677,538)	(33,293,575)	(255,132,205)	(2,016,144,611)
Net increase (decrease)	(292,823)	(24,130,056)	$(20,284,641)	$(1,444,587,288)
Premium Class
Shares sold	29,280,232	72,938,672	$2,028,991,757	$4,593,828,256
Reinvestment of distributions	1,351,656	7,020,226	91,142,202	448,347,863
Shares redeemed	(22,348,489)	(79,548,075)	(1,553,816,587)	(4,899,234,191)
Net increase (decrease)	8,283,399	410,823	$566,317,372	$142,941,928
Institutional Class
Shares sold	6,594,589	18,325,311	$456,399,631	$1,130,684,794
Reinvestment of distributions	135,029	632,945	9,103,650	40,590,795
Shares redeemed	(4,468,517)	(6,254,614)	(309,213,464)	(386,019,299)
Net increase (decrease)	2,261,101	12,703,642	$156,289,817	$785,256,290
Institutional Premium Class
Shares sold	7,741,984	61,769,845	$536,690,592	$3,765,300,121
Reinvestment of distributions	314,441	1,300,415	21,196,456	84,118,042
Shares redeemed	(5,600,465)	(8,839,371)	(389,953,233)	(559,041,660)
Net increase (decrease)	2,455,960	54,230,889	$167,933,815	$3,290,376,503
Class F
Shares sold	18,684,085	31,179,343	$1,297,441,901	$1,951,312,863
Reinvestment of distributions	615,195	3,238,153	41,482,628	207,250,839
Shares redeemed	(2,657,086)	(22,327,967)	(185,814,320)	(1,432,285,287)
Net increase (decrease)	16,642,194	12,089,529	$1,153,110,209	$726,278,415

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.09%
Actual		$1,000.00	$1,051.90	$.47
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.04%
Actual		$1,000.00	$1,052.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,052.40	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,052.50	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,052.40	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016.

Fidelity Total Market Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board also considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2014 and 2016, respectively, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.035% (0.03% effective August 1, 2017); Institutional Premium Class: 0.015%; Investor Class: 0.09%; Premium Class: 0.045% (0.035% effective August 1, 2017); and Class F: 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.10% and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STI-F-SANN-1017
1.899051.107

Fidelity® Total Market Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Extended Market Index Fund
Institutional Premium Class

Fidelity® International Index Fund
Institutional Class and Institutional Premium Class

Semi-Annual Report

August 31, 2017

Contents

Fidelity® Total Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.9
Microsoft Corp.	2.3	2.0
Facebook, Inc. Class A	1.6	1.3
Amazon.com, Inc.	1.5	1.3
Johnson & Johnson	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.3
Exxon Mobil Corp.	1.3	1.4
JPMorgan Chase & Co.	1.3	1.3
Alphabet, Inc. Class A	1.1	1.0
Alphabet, Inc. Class C	1.1	1.0
	16.3

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	20.6
Financials	14.6	15.3
Health Care	14.1	13.3
Consumer Discretionary	12.4	12.4
Industrials	10.6	10.7
Consumer Staples	7.5	8.3
Energy	5.3	6.2
Real Estate	4.1	4.0
Materials	3.3	3.3
Utilities	3.3	3.2

Fidelity® Total Market Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC	159,281	$11,257,981
American Axle & Manufacturing Holdings, Inc. (a)	148,067	2,163,259
Autoliv, Inc. (b)	151,190	16,422,258
BorgWarner, Inc.	350,359	16,260,161
Clean Diesel Technologies, Inc. (a)(b)	8,475	18,052
Cooper Tire & Rubber Co.	91,978	3,090,461
Cooper-Standard Holding, Inc. (a)	32,523	3,271,163
Dana Holding Corp.	235,295	5,663,551
Delphi Automotive PLC	456,707	44,026,555
Dorman Products, Inc. (a)	55,243	3,669,240
Fox Factory Holding Corp. (a)	56,459	2,258,360
Gentex Corp.	483,427	8,832,211
Gentherm, Inc. (a)	58,309	1,816,325
Hertz Global Holdings, Inc. (a)(b)	124,860	2,714,456
Horizon Global Corp. (a)(b)	41,718	717,550
LCI Industries	43,682	4,315,782
Lear Corp.	119,894	17,928,949
Modine Manufacturing Co. (a)	88,001	1,421,216
Motorcar Parts of America, Inc. (a)	32,435	852,067
Shiloh Industries, Inc. (a)	23,634	207,034
Standard Motor Products, Inc.	32,576	1,436,602
Stoneridge, Inc. (a)	43,907	727,100
Strattec Security Corp.	4,334	136,088
Superior Industries International, Inc.	39,790	582,924
Sypris Solutions, Inc. (a)	16,848	27,631
Tenneco, Inc.	96,642	5,237,996
The Goodyear Tire & Rubber Co.	424,185	12,852,806
Tower International, Inc.	31,785	713,573
UQM Technologies, Inc. (a)	38,648	34,783
Visteon Corp. (a)	57,388	6,624,871
VOXX International Corp. (a)(b)	39,260	318,006
Workhorse Group, Inc. (a)(b)	43,808	147,633
		175,746,644
Automobiles - 0.6%
Ford Motor Co.	6,679,951	73,679,860
General Motors Co.	2,352,167	85,948,182
Harley-Davidson, Inc. (b)	295,888	13,909,695
REV Group, Inc. (b)	22,528	567,480
Tesla, Inc. (a)(b)	217,184	77,295,786
Thor Industries, Inc.	80,273	8,720,859
Winnebago Industries, Inc. (b)	45,507	1,645,078
		261,766,940
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,037,023
Educational Development Corp. (b)	2,866	30,236
Genuine Parts Co.	248,224	20,560,394
LKQ Corp. (a)	538,255	18,650,536
Pool Corp.	71,179	7,095,835
Weyco Group, Inc.	5,169	142,406
		48,516,430
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	24,607	453,999
Ascent Capital Group, Inc. (a)	16,905	167,867
Bridgepoint Education, Inc. (a)	27,580	243,531
Bright Horizons Family Solutions, Inc. (a)	83,097	6,641,943
Cambium Learning Group, Inc. (a)	12,514	73,332
Capella Education Co.	20,930	1,409,636
Career Education Corp. (a)	109,234	1,049,739
Carriage Services, Inc.	24,048	588,936
Chegg, Inc. (a)(b)	135,548	1,923,426
Collectors Universe, Inc.	6,416	154,176
DeVry, Inc.	101,372	3,466,922
Graham Holdings Co.	8,772	5,150,918
Grand Canyon Education, Inc. (a)	82,727	6,787,750
H&R Block, Inc.	348,246	9,312,098
Houghton Mifflin Harcourt Co. (a)	170,821	1,742,374
K12, Inc. (a)	59,099	1,059,054
Laureate Education, Inc. Class A	104,594	1,531,256
Liberty Tax, Inc.	8,571	115,280
Lincoln Educational Services Corp. (a)	15,671	43,879
National American University Holdings, Inc.	5,378	11,616
Regis Corp. (a)	52,945	703,110
Service Corp. International	317,953	11,236,459
ServiceMaster Global Holdings, Inc. (a)	236,280	11,133,514
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,474,553
Strayer Education, Inc.	17,939	1,435,299
Universal Technical Institute, Inc. (a)	29,419	104,143
Weight Watchers International, Inc. (a)	50,480	2,362,969
		72,377,779
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	423,578	17,235,389
Belmond Ltd. Class A (a)	147,743	1,883,723
Biglari Holdings, Inc. (a)	2,475	736,956
BJ's Restaurants, Inc. (a)	35,904	1,080,710
Bloomin' Brands, Inc.	181,456	3,086,567
Bob Evans Farms, Inc.	36,126	2,484,746
Bojangles', Inc. (a)(b)	24,608	328,517
Boyd Gaming Corp.	147,259	3,893,528
Bravo Brio Restaurant Group, Inc. (a)	12,451	34,240
Brinker International, Inc.	77,201	2,410,215
Buffalo Wild Wings, Inc. (a)	29,848	3,066,882
Caesars Entertainment Corp. (a)(b)	91,365	1,059,834
Carnival Corp.	714,595	49,650,061
Carrols Restaurant Group, Inc. (a)	61,598	671,418
Century Casinos, Inc. (a)	28,742	196,883
Chipotle Mexican Grill, Inc. (a)(b)	49,526	15,685,379
Choice Hotels International, Inc.	66,238	4,110,068
Churchill Downs, Inc.	21,995	4,297,823
Chuy's Holdings, Inc. (a)(b)	26,361	495,587
ClubCorp Holdings, Inc.	105,707	1,797,019
Cracker Barrel Old Country Store, Inc. (b)	40,400	6,005,864
Darden Restaurants, Inc.	211,433	17,356,535
Dave & Buster's Entertainment, Inc. (a)	61,208	3,578,220
Del Frisco's Restaurant Group, Inc. (a)	37,615	526,610
Del Taco Restaurants, Inc. (a)(b)	75,328	1,060,618
Denny's Corp. (a)	117,334	1,403,315
DineEquity, Inc.	27,200	1,081,200
Domino's Pizza, Inc.	81,781	14,905,405
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,493
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc.	86,128	232,546
Dunkin' Brands Group, Inc.	155,091	7,996,492
El Pollo Loco Holdings, Inc. (a)(b)	42,298	480,082
Eldorado Resorts, Inc. (a)(b)	69,377	1,595,671
Empire Resorts, Inc. (a)(b)	4,022	93,914
Extended Stay America, Inc. unit	338,299	6,627,277
Famous Dave's of America, Inc. (a)(b)	7,623	33,160
Fiesta Restaurant Group, Inc. (a)(b)	50,677	881,780
Fogo de Chao, Inc. (a)	21,909	277,149
Golden Entertainment, Inc. (a)	12,680	288,090
Good Times Restaurants, Inc. (a)	7,939	22,229
Habit Restaurants, Inc. Class A (a)(b)	36,946	480,298
Hilton Grand Vacations, Inc.	107,778	3,906,953
Hilton, Inc.	350,021	22,516,851
Hyatt Hotels Corp. Class A (a)	85,165	5,068,169
ILG, Inc.	190,126	5,019,326
International Speedway Corp. Class A	44,736	1,594,838
J. Alexanders Holdings, Inc. (a)	20,559	203,534
Jack in the Box, Inc.	50,437	4,721,912
Jamba, Inc. (a)(b)	19,136	188,298
Kona Grill, Inc. (a)(b)	8,466	25,398
La Quinta Holdings, Inc. (a)	128,968	2,037,694
Las Vegas Sands Corp.	629,877	39,184,648
Lindblad Expeditions Holdings (a)	22,275	247,698
Luby's, Inc. (a)	14,614	38,727
Marcus Corp.	30,096	749,390
Marriott International, Inc. Class A	529,166	54,811,014
Marriott Vacations Worldwide Corp. (b)	42,588	4,955,540
McDonald's Corp.	1,396,519	223,401,144
MGM Mirage, Inc.	840,509	27,703,177
Monarch Casino & Resort, Inc. (a)	16,794	597,363
Nathan's Famous, Inc. (a)	3,561	208,497
Noodles & Co. (a)(b)	28,579	110,029
Norwegian Cruise Line Holdings Ltd. (a)	304,314	18,094,510
Papa John's International, Inc. (b)	42,981	3,214,549
Papa Murphy's Holdings, Inc. (a)(b)	22,690	115,946
Park Hotels & Resorts, Inc.	268,171	7,157,484
Penn National Gaming, Inc. (a)	158,816	3,524,127
Pinnacle Entertainment, Inc. (a)	94,638	1,845,441
Planet Fitness, Inc.	118,106	2,996,349
Playa Hotels & Resorts NV	140,860	1,460,718
Potbelly Corp. (a)	30,614	367,368
Rave Restaurant Group, Inc. (a)(b)	9,079	13,165
Rave Restaurant Group, Inc. rights (b)	9,079	152
RCI Hospitality Holdings, Inc.	15,482	360,731
Red Lion Hotels Corp. (a)	6,989	48,923
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,204,923
Red Rock Resorts, Inc.	72,993	1,649,642
Royal Caribbean Cruises Ltd.	285,089	35,482,177
Ruby Tuesday, Inc. (a)	88,086	189,385
Ruth's Hospitality Group, Inc.	42,076	822,586
Scientific Games Corp. Class A (a)(b)	89,331	3,144,451
SeaWorld Entertainment, Inc. (b)	103,555	1,344,144
Shake Shack, Inc. Class A (a)(b)	35,538	1,098,835
Six Flags Entertainment Corp.	140,263	7,654,152
Sonic Corp. (b)	74,649	1,747,533
Speedway Motorsports, Inc.	23,497	488,973
Starbucks Corp.	2,484,039	136,274,380
Texas Roadhouse, Inc. Class A	113,067	5,365,029
The Cheesecake Factory, Inc. (b)	75,769	3,139,110
Town Sports International Holdings, Inc. (a)	13,107	77,331
U.S. Foods Holding Corp. (a)	221,001	6,066,477
Vail Resorts, Inc.	67,071	15,288,834
Wendy's Co.	328,867	4,906,696
Wingstop, Inc.	55,195	1,788,870
Wyndham Worldwide Corp.	177,047	17,648,045
Wynn Resorts Ltd. (b)	138,056	19,188,403
Yum! Brands, Inc.	570,420	43,819,664
Zoe's Kitchen, Inc. (a)(b)	27,188	349,910
		924,383,691
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	186,188
Bassett Furniture Industries, Inc.	15,479	554,922
Beazer Homes U.S.A., Inc. (a)	65,476	976,247
CalAtlantic Group, Inc.	137,770	4,787,508
Cavco Industries, Inc. (a)	13,938	1,875,358
Century Communities, Inc. (a)	33,155	747,645
Comstock Holding Companies, Inc. (a)	1,496	2,902
CSS Industries, Inc.	16,118	431,640
D.R. Horton, Inc.	588,321	21,267,804
Dixie Group, Inc. (a)	11,105	45,531
Emerson Radio Corp. (a)	23,724	26,096
Ethan Allen Interiors, Inc. (b)	53,577	1,567,127
Flexsteel Industries, Inc.	9,186	417,963
Garmin Ltd. (b)	197,296	10,160,744
GoPro, Inc. Class A (a)(b)	162,726	1,498,706
Green Brick Partners, Inc. (a)	37,398	353,411
Helen of Troy Ltd. (a)	44,560	4,023,768
Hooker Furniture Corp.	17,507	704,657
Hovnanian Enterprises, Inc. Class A (a)	177,163	322,437
Installed Building Products, Inc. (a)	34,760	2,005,652
iRobot Corp. (a)(b)	46,436	4,430,923
KB Home (b)	179,193	3,834,730
Koss Corp. (a)	2,669	3,817
La-Z-Boy, Inc.	79,546	1,897,172
Leggett & Platt, Inc.	221,974	10,204,145
Lennar Corp. Class A	361,788	18,726,147
LGI Homes, Inc. (a)(b)	30,018	1,276,966
Libbey, Inc.	30,735	251,105
Lifetime Brands, Inc.	14,046	244,400
M.D.C. Holdings, Inc.	74,685	2,333,906
M/I Homes, Inc. (b)	40,257	990,322
Meritage Homes Corp. (a)	64,418	2,621,813
Mohawk Industries, Inc. (a)	107,436	27,194,200
NACCO Industries, Inc. Class A	7,854	569,415
New Home Co. LLC (a)	17,775	183,438
Newell Brands, Inc.	823,827	39,774,368
Nova LifeStyle, Inc. (a)(b)	26,136	31,886
NVR, Inc. (a)	5,916	16,096,549
PICO Holdings, Inc. (a)	33,668	547,105
PulteGroup, Inc.	477,718	12,334,679
Skyline Corp. (a)	21,741	259,370
Stanley Furniture Co., Inc.	5,699	6,383
Taylor Morrison Home Corp. (a)	166,089	3,358,320
Tempur Sealy International, Inc. (a)(b)	77,783	4,814,768
Toll Brothers, Inc.	253,725	9,885,126
TopBuild Corp. (a)	72,015	4,274,090
TRI Pointe Homes, Inc. (a)(b)	267,734	3,410,931
Tupperware Brands Corp.	86,145	4,985,211
Turtle Beach Corp. (a)(b)	6,672	4,670
Universal Electronics, Inc. (a)	25,010	1,464,336
Vuzix Corp. (a)(b)	22,003	127,617
Whirlpool Corp.	126,716	21,747,000
William Lyon Homes, Inc. (a)(b)	35,265	846,007
Zagg, Inc. (a)	38,365	483,399
		251,170,620
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	473,922
Amazon.com, Inc. (a)	679,412	666,231,407
Duluth Holdings, Inc. (a)(b)	12,299	240,937
Etsy, Inc. (a)(b)	161,975	2,651,531
EVINE Live, Inc. (a)	71,405	71,048
Expedia, Inc.	205,735	30,522,845
FTD Companies, Inc. (a)	25,393	340,012
Gaia, Inc. Class A (a)	12,609	140,590
Groupon, Inc. (a)(b)	645,768	2,867,210
HSN, Inc.	58,131	2,133,408
Lands' End, Inc. (a)(b)	26,352	320,177
Liberty Expedia Holdings, Inc.	99,495	5,441,382
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	144,556	8,898,867
Series A (a)	751,358	16,620,039
Liberty TripAdvisor Holdings, Inc. (a)	119,998	1,601,973
Netflix, Inc. (a)	737,411	128,833,076
NutriSystem, Inc.	50,522	2,743,345
Overstock.com, Inc. (a)(b)	24,847	545,392
PetMed Express, Inc. (b)	32,292	1,171,231
Priceline Group, Inc. (a)	83,939	155,461,743
Shutterfly, Inc. (a)	54,203	2,470,573
TripAdvisor, Inc. (a)(b)	187,324	8,004,355
U.S. Auto Parts Network, Inc. (a)	5,048	14,740
Wayfair LLC Class A (a)(b)	53,340	3,787,673
		1,041,587,476
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	1,574,831
Brunswick Corp.	157,212	8,250,486
Callaway Golf Co.	178,654	2,490,437
Clarus Corp. (a)	32,583	236,227
Escalade, Inc.	7,022	84,615
Hasbro, Inc.	191,773	18,841,697
JAKKS Pacific, Inc. (a)(b)	19,661	67,830
Johnson Outdoors, Inc. Class A	8,158	520,480
Malibu Boats, Inc. Class A (a)	36,393	981,519
Marine Products Corp.	11,741	182,925
Mattel, Inc. (b)	607,515	9,853,893
MCBC Holdings, Inc. (a)	21,350	365,939
Nautilus, Inc. (a)	46,907	766,929
Polaris Industries, Inc. (b)	100,575	9,376,607
Sturm, Ruger & Co., Inc. (b)	33,314	1,525,781
Summer Infant, Inc. (a)	32,605	66,514
Vista Outdoor, Inc. (a)(b)	94,769	1,942,765
		57,129,475
Media - 3.0%
A.H. Belo Corp. Class A	22,177	110,885
AMC Entertainment Holdings, Inc. Class A (b)	98,115	1,314,741
AMC Networks, Inc. Class A (a)	101,098	6,144,736
Ballantyne of Omaha, Inc. (a)	17,964	113,173
Cable One, Inc.	8,311	6,305,888
CBS Corp. Class B	648,125	41,518,888
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	484,977
Charter Communications, Inc. Class A (a)	368,979	147,052,891
Cinedigm Corp. (a)(b)	5,614	8,477
Cinemark Holdings, Inc.	176,432	5,873,421
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	221,987
Comcast Corp. Class A	8,100,248	328,951,071
Cumulus Media, Inc. Class A (a)(b)	17,877	6,972
Daily Journal Corp. (a)	644	135,176
Discovery Communications, Inc.:
Class A (a)(b)	247,368	5,494,043
Class C (non-vtg.) (a)	376,024	7,900,264
DISH Network Corp. Class A (a)	387,018	22,172,261
E.W. Scripps Co. Class A (a)(b)	104,171	1,862,577
Emmis Communications Corp. Class A (a)	1,993	5,281
Entercom Communications Corp. Class A (b)	42,593	438,708
Entravision Communication Corp. Class A	112,796	626,018
Gannett Co., Inc.	225,017	1,910,394
Global Eagle Entertainment, Inc. (a)(b)	84,431	260,892
Gray Television, Inc. (a)	109,585	1,567,066
Harte-Hanks, Inc. (a)	45,482	40,856
Hemisphere Media Group, Inc. (a)(b)	10,964	141,984
Insignia Systems, Inc.	5,038	5,290
Interpublic Group of Companies, Inc.	672,240	13,538,914
John Wiley & Sons, Inc. Class A	79,959	4,313,788
Lee Enterprises, Inc. (a)(b)	58,988	123,875
Liberty Broadband Corp.:
Class A (a)	36,926	3,745,404
Class C (a)	130,665	13,266,417
Liberty Global PLC:
Class A (a)	432,377	14,700,818
Class C (a)	1,083,957	35,803,100
LiLAC Class A (a)(b)	77,452	2,014,527
LiLAC Class C (a)	214,602	5,534,586
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	348,404
Liberty Braves Class C (a)	68,302	1,671,350
Liberty Formula One Group Series C (a)(b)	232,999	9,156,861
Liberty Media Class A (a)(b)	28,511	1,081,422
Liberty SiriusXM Series A(a)	131,422	5,874,563
Liberty SiriusXM Series C (a)	317,236	14,151,898
Lions Gate Entertainment Corp.:
Class A (b)	84,440	2,510,401
Class B (b)	201,823	5,665,172
Live Nation Entertainment, Inc. (a)	224,734	8,980,371
Loral Space & Communications Ltd. (a)	20,272	920,349
Meredith Corp.	62,660	3,405,571
MSG Network, Inc. Class A (a)	103,460	2,219,217
National CineMedia, Inc.	108,730	588,229
New Media Investment Group, Inc.	89,861	1,239,183
News Corp.:
Class A	717,388	9,591,478
Class B	130,013	1,781,178
Nexstar Broadcasting Group, Inc. Class A (b)	74,709	4,497,482
Omnicom Group, Inc. (b)	395,017	28,591,330
Reading International, Inc. Class A (a)	17,900	282,104
Regal Entertainment Group Class A	191,111	2,822,709
RLJ Entertainment, Inc. (a)	5,726	17,980
Saga Communications, Inc. Class A	3,882	158,580
Salem Communications Corp. Class A	10,842	65,594
Scholastic Corp.	44,904	1,770,565
Scripps Networks Interactive, Inc. Class A	162,026	13,877,527
Sinclair Broadcast Group, Inc. Class A	119,056	3,601,444
Sirius XM Holdings, Inc. (b)	2,845,102	16,359,337
Tegna, Inc.	350,960	4,429,115
The Madison Square Garden Co. (a)	25,883	5,500,396
The McClatchy Co. Class A (a)	6,072	44,204
The New York Times Co. Class A	207,571	3,871,199
The Walt Disney Co.	2,487,987	251,784,284
Time Warner, Inc.	1,326,649	134,124,214
Time, Inc.	173,717	2,284,379
Townsquare Media, Inc. (a)	1,285	12,824
Tribune Media Co. Class A	123,479	4,947,804
tronc, Inc. (a)	51,781	751,342
Twenty-First Century Fox, Inc.:
Class A	1,810,082	49,940,162
Class B	830,892	22,517,173
Urban One, Inc. Class D (non-vtg.) (a)	32,336	56,588
Viacom, Inc. Class B (non-vtg.)	632,315	18,084,209
World Wrestling Entertainment, Inc. Class A	69,670	1,518,806
		1,314,807,344
Multiline Retail - 0.3%
Big Lots, Inc. (b)	72,215	3,437,434
Dillard's, Inc. Class A (b)	40,152	2,441,242
Dollar General Corp.	429,076	31,133,755
Dollar Tree, Inc. (a)	405,144	32,265,668
Fred's, Inc. Class A (b)	52,965	313,553
JC Penney Corp., Inc. (a)(b)	535,524	2,072,478
Kohl's Corp.	300,366	11,948,559
Macy's, Inc.	517,789	10,754,478
Nordstrom, Inc. (b)	185,779	8,289,459
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	79,892	3,343,480
Sears Holdings Corp. (a)(b)	98,150	805,812
Target Corp.	944,954	51,528,342
The Bon-Ton Stores, Inc. (a)(b)	19,775	13,052
Tuesday Morning Corp. (a)(b)	61,992	139,482
		158,486,794
Specialty Retail - 2.0%
Aaron's, Inc. Class A	106,680	4,722,724
Abercrombie & Fitch Co. Class A	133,398	1,699,491
Advance Auto Parts, Inc.	124,902	12,227,906
America's Car Mart, Inc. (a)(b)	10,422	400,205
American Eagle Outfitters, Inc.	303,607	3,628,104
Armstrong Flooring, Inc. (a)	37,094	553,442
Asbury Automotive Group, Inc. (a)	40,476	2,179,633
Ascena Retail Group, Inc. (a)(b)	266,405	543,466
AutoNation, Inc. (a)(b)	112,063	5,084,298
AutoZone, Inc. (a)	48,090	25,412,680
Barnes & Noble Education, Inc. (a)	60,796	314,923
Barnes & Noble, Inc.	82,041	635,818
bebe stores, Inc. (a)(b)	6,695	36,956
Bed Bath & Beyond, Inc.	241,299	6,657,439
Best Buy Co., Inc.	452,794	24,568,602
Big 5 Sporting Goods Corp.	23,104	176,746
Boot Barn Holdings, Inc. (a)(b)	24,133	195,477
Build-A-Bear Workshop, Inc. (a)	15,205	139,886
Burlington Stores, Inc. (a)	117,818	10,265,482
Cabela's, Inc. Class A (a)	89,589	4,810,929
Caleres, Inc.	81,369	2,195,336
CarMax, Inc. (a)(b)	313,461	21,048,906
Cars.com, Inc. (b)	116,986	3,025,258
Chico's FAS, Inc.	231,778	1,780,055
Christopher & Banks Corp. (a)	57,707	74,442
Citi Trends, Inc.	19,731	357,723
Conn's, Inc. (a)(b)	39,904	692,334
Destination Maternity Corp. (a)	22,235	26,682
Destination XL Group, Inc. (a)(b)	51,406	95,101
Dick's Sporting Goods, Inc.	145,373	3,832,032
DSW, Inc. Class A (b)	144,844	2,683,959
Express, Inc. (a)	127,643	813,086
Finish Line, Inc. Class A (b)	63,867	532,012
Five Below, Inc. (a)(b)	100,983	4,803,761
Floor & Decor Holdings, Inc. Class A	44,505	1,599,510
Foot Locker, Inc.	223,548	7,875,596
Francesca's Holdings Corp. (a)	57,702	418,917
GameStop Corp. Class A	164,497	3,043,195
Gap, Inc. (b)	381,256	9,005,267
Genesco, Inc. (a)	32,141	679,782
GNC Holdings, Inc. Class A (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	1,855,698
Guess?, Inc.	102,345	1,594,535
Haverty Furniture Companies, Inc.	30,217	708,589
Hibbett Sports, Inc. (a)(b)	34,547	424,928
Home Depot, Inc.	2,049,223	307,117,051
Kirkland's, Inc. (a)	21,240	244,897
L Brands, Inc. (b)	421,006	15,248,837
Lithia Motors, Inc. Class A (sub. vtg.) (b)	38,999	4,211,892
Lowe's Companies, Inc.	1,466,570	108,364,857
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	1,852,556
MarineMax, Inc. (a)	36,815	594,562
Michaels Companies, Inc. (a)(b)	197,854	4,441,822
Monro, Inc. (b)	59,370	2,831,949
Murphy U.S.A., Inc. (a)(b)	58,955	3,800,239
New York & Co., Inc. (a)	34,393	66,378
O'Reilly Automotive, Inc. (a)	154,690	30,339,350
Office Depot, Inc.	882,988	3,788,019
Party City Holdco, Inc. (a)(b)	50,325	702,034
Penske Automotive Group, Inc.	71,056	3,009,932
Perfumania Holdings, Inc. (a)	876	1,594
Pier 1 Imports, Inc.	163,568	685,350
Rent-A-Center, Inc. (b)	93,716	1,133,964
RH (a)(b)	55,177	2,581,732
Ross Stores, Inc.	676,887	39,564,045
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,246,365
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	17,500
Select Comfort Corp. (a)(b)	68,724	2,029,420
Shoe Carnival, Inc.	21,330	428,733
Signet Jewelers Ltd. (b)	116,151	7,325,644
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	731,168
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	201,715
Stage Stores, Inc. (b)	38,699	70,432
Staples, Inc.	1,145,552	11,701,814
Stein Mart, Inc. (b)	40,412	50,515
Tailored Brands, Inc. (b)	76,887	908,804
The Buckle, Inc. (b)	40,527	573,457
The Cato Corp. Class A (sub. vtg.)	36,544	480,919
The Children's Place Retail Stores, Inc.	29,482	3,129,514
The Container Store Group, Inc. (a)(b)	22,029	89,438
Tiffany & Co., Inc.	181,968	16,631,875
Tile Shop Holdings, Inc.	56,926	856,736
Tilly's, Inc.	14,113	155,384
TJX Companies, Inc.	1,102,027	79,676,552
Tractor Supply Co. (b)	226,801	13,496,928
Trans World Entertainment Corp. (a)	2,977	4,614
Ulta Beauty, Inc.	99,561	22,003,977
Urban Outfitters, Inc. (a)(b)	143,484	2,932,813
Vitamin Shoppe, Inc. (a)(b)	45,231	241,986
West Marine, Inc.	26,644	345,573
Williams-Sonoma, Inc. (b)	139,872	6,434,112
Winmark Corp.	3,184	419,810
Zumiez, Inc. (a)(b)	31,066	386,772
		880,574,201
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	82,628	7,164,674
Cherokee, Inc. (a)	20,319	93,467
Coach, Inc.	480,314	20,029,094
Columbia Sportswear Co.	46,822	2,682,432
Crocs, Inc. (a)	126,644	1,130,931
Culp, Inc.	12,256	355,424
Deckers Outdoor Corp. (a)	55,355	3,537,185
Delta Apparel, Inc. (a)	4,312	84,601
Differential Brands Group, Inc. (a)	1,083	1,787
Emerald Expositions Events, Inc. (b)	58,843	1,279,247
Fossil Group, Inc. (a)(b)	73,701	610,981
G-III Apparel Group Ltd. (a)(b)	69,854	1,920,985
Hanesbrands, Inc. (b)	627,279	15,217,789
Iconix Brand Group, Inc. (a)(b)	101,691	568,453
J.Jill, Inc.	24,557	238,448
Lakeland Industries, Inc. (a)	6,813	96,063
lululemon athletica, Inc. (a)	180,400	10,382,020
Michael Kors Holdings Ltd. (a)	277,238	11,704,988
Movado Group, Inc.	39,217	1,088,272
NIKE, Inc. Class B	2,276,900	120,243,089
Oxford Industries, Inc.	25,955	1,500,459
Perry Ellis International, Inc. (a)	15,961	348,429
PVH Corp.	132,712	16,707,114
Ralph Lauren Corp.	91,187	8,014,425
Rocky Brands, Inc.	8,326	107,405
Sequential Brands Group, Inc. (a)(b)	82,806	252,558
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	228,771	6,046,418
Steven Madden Ltd. (a)	86,611	3,672,306
Superior Uniform Group, Inc.	11,974	263,667
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,046,019
Class C (non-vtg.) (a)(b)	313,320	4,731,132
Unifi, Inc. (a)	22,047	685,221
Vera Bradley, Inc. (a)	29,957	270,811
VF Corp.	554,884	34,885,557
Vince Holding Corp. (a)(b)	26,763	12,204
Wolverine World Wide, Inc.	170,818	4,492,513
		285,466,168

TOTAL CONSUMER DISCRETIONARY		5,472,013,562

CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,203,859
Brown-Forman Corp.:
Class A	46,010	2,559,076
Class B (non-vtg.)	362,686	19,236,865
Castle Brands, Inc. (a)(b)	173,742	246,714
Coca-Cola Bottling Co. Consolidated	7,832	1,672,837
Constellation Brands, Inc. Class A (sub. vtg.)	292,803	58,589,880
Craft Brew Alliance, Inc. (a)(b)	14,306	248,924
Dr. Pepper Snapple Group, Inc.	315,830	28,756,322
MGP Ingredients, Inc. (b)	19,078	1,072,756
Molson Coors Brewing Co. Class B	313,413	28,128,817
Monster Beverage Corp. (a)	699,904	39,068,641
National Beverage Corp. (b)	22,740	2,642,615
New Age Beverages Corp.	33,316	140,927
PepsiCo, Inc.	2,449,315	283,459,225
Primo Water Corp. (a)(b)	33,980	372,081
REED'S, Inc. (a)(b)	1,830	4,209
The Coca-Cola Co.	6,586,084	299,996,126
		768,399,874
Food & Staples Retailing - 1.6%
Andersons, Inc.	47,014	1,497,396
Casey's General Stores, Inc. (b)	65,556	6,910,914
Chefs' Warehouse Holdings (a)(b)	34,201	589,967
Costco Wholesale Corp.	750,932	117,701,082
CVS Health Corp.	1,751,876	135,490,090
Ingles Markets, Inc. Class A	21,439	470,586
Kroger Co.	1,557,377	34,059,835
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	67,901
Performance Food Group Co. (a)	157,320	4,373,496
PriceSmart, Inc.	38,992	3,168,100
Rite Aid Corp. (a)(b)	1,799,849	4,355,635
Smart & Final Stores, Inc. (a)(b)	46,551	328,185
SpartanNash Co.	61,272	1,509,742
Sprouts Farmers Market LLC (a)	217,629	4,339,522
SUPERVALU, Inc. (a)	107,946	2,157,841
Sysco Corp.	846,395	44,579,625
United Natural Foods, Inc. (a)(b)	87,309	3,033,988
Village Super Market, Inc. Class A	8,594	198,779
Wal-Mart Stores, Inc.	2,527,879	197,351,514
Walgreens Boots Alliance, Inc.	1,462,141	119,164,492
Weis Markets, Inc.	29,625	1,309,721
Welbilt, Inc. (a)(b)	274,877	5,470,052
		688,128,463
Food Products - 1.3%
Alico, Inc.	4,002	128,064
Amplify Snack Brands, Inc. (a)(b)	47,704	343,946
Archer Daniels Midland Co.	974,171	40,252,746
B&G Foods, Inc. Class A (b)	116,520	3,553,860
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,246,588
Bunge Ltd.	243,028	18,137,180
Cal-Maine Foods, Inc. (a)(b)	58,088	2,117,308
Calavo Growers, Inc. (b)	26,199	1,759,263
Campbell Soup Co.	330,429	15,265,820
Coffee Holding Co., Inc. (a)	3,401	12,958
ConAgra Foods, Inc.	702,119	22,790,783
Darling International, Inc. (a)	281,119	4,891,471
Dean Foods Co.	156,497	1,721,467
Farmer Brothers Co. (a)	27,261	887,346
Flowers Foods, Inc.	308,740	5,362,814
Fresh Del Monte Produce, Inc.	55,694	2,617,061
Freshpet, Inc. (a)(b)	33,847	536,475
General Mills, Inc. (b)	975,500	51,955,130
Hormel Foods Corp. (b)	467,102	14,358,715
Hostess Brands, Inc. Class A (a)(b)	143,616	1,915,837
Ingredion, Inc.	123,585	15,302,295
Inventure Foods, Inc. (a)(b)	20,016	68,655
J&J Snack Foods Corp.	25,667	3,272,286
John B. Sanfilippo & Son, Inc. (b)	17,222	1,068,797
Kellogg Co.	425,266	27,837,912
Lamb Weston Holdings, Inc.	239,740	10,903,375
Lancaster Colony Corp.	32,520	3,787,604
Landec Corp. (a)	35,757	464,841
Lifeway Foods, Inc. (a)	1,962	17,069
Limoneira Co.	13,723	307,395
McCormick & Co., Inc. (non-vtg.)	192,200	18,283,986
Mondelez International, Inc.	2,599,304	105,687,701
Omega Protein Corp.	32,056	506,485
Pilgrim's Pride Corp. (a)(b)	94,260	2,775,957
Pinnacle Foods, Inc.	202,857	12,031,449
Post Holdings, Inc. (a)	113,903	9,696,562
Sanderson Farms, Inc. (b)	34,070	5,026,006
Seaboard Corp.	460	1,976,008
Seneca Foods Corp. Class A (a)	9,032	269,154
Snyders-Lance, Inc.	142,680	5,067,994
The Hain Celestial Group, Inc. (a)	175,026	7,039,546
The Hershey Co.	243,763	25,575,614
The J.M. Smucker Co.	195,769	20,508,760
The Kraft Heinz Co.	1,023,514	82,648,756
Tootsie Roll Industries, Inc. (b)	47,006	1,755,674
TreeHouse Foods, Inc. (a)(b)	96,338	6,453,683
Tyson Foods, Inc. Class A	497,168	31,470,734
		592,659,130
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	79,976	2,726,382
Church & Dwight Co., Inc.	437,941	21,971,500
Clorox Co.	220,454	30,539,493
Colgate-Palmolive Co.	1,512,806	108,377,422
Energizer Holdings, Inc.	99,799	4,406,126
HRG Group, Inc. (a)	243,938	3,851,781
Kimberly-Clark Corp.	606,754	74,806,701
Oil-Dri Corp. of America	2,105	85,674
Orchids Paper Products Co. (b)	12,438	126,868
Procter & Gamble Co.	4,376,206	403,792,528
Spectrum Brands Holdings, Inc. (b)	41,932	4,610,843
WD-40 Co.	25,080	2,732,466
		658,027,784
Personal Products - 0.2%
Avon Products, Inc. (a)	750,697	1,869,236
Coty, Inc. Class A	800,297	13,268,924
Cyanotech Corp. (a)	2,300	10,810
Edgewell Personal Care Co. (a)	95,191	7,228,805
elf Beauty, Inc. (b)	35,801	740,723
Estee Lauder Companies, Inc. Class A	380,597	40,720,073
Herbalife Ltd. (a)(b)	121,381	8,376,503
Inter Parfums, Inc.	29,691	1,171,310
LifeVantage Corp. (a)	19,206	79,897
Mannatech, Inc.	599	9,015
MediFast, Inc.	40,989	2,320,797
Natural Health Trends Corp.	11,452	231,101
Nature's Sunshine Products, Inc.	6,985	73,692
Nu Skin Enterprises, Inc. Class A	84,187	5,121,095
Revlon, Inc. (a)(b)	25,388	429,057
The Female Health Co. (a)	11,731	18,887
USANA Health Sciences, Inc. (a)	20,348	1,204,602
		82,874,527
Tobacco - 1.2%
22nd Century Group, Inc. (a)(b)	98,310	216,282
Alliance One International, Inc. (a)	8,945	93,028
Altria Group, Inc.	3,307,146	209,673,056
Philip Morris International, Inc.	2,662,623	311,340,507
Universal Corp.	43,930	2,512,796
Vector Group Ltd. (b)	180,167	3,891,607
		527,727,276

TOTAL CONSUMER STAPLES		3,317,817,054

ENERGY - 5.3%
Energy Equipment & Services - 0.8%
Archrock, Inc.	117,660	1,200,132
Aspen Aerogels, Inc. (a)	9,858	40,319
Atwood Oceanics, Inc. (a)(b)	121,695	799,536
Baker Hughes, a GE Co. Class A	724,941	24,575,500
Basic Energy Services, Inc. (a)	42,877	610,568
Bristow Group, Inc. (b)	47,191	388,854
C&J Energy Services, Inc.	129,736	3,277,131
Carbo Ceramics, Inc. (a)(b)	36,697	240,732
Core Laboratories NV (b)	76,525	6,747,975
Dawson Geophysical Co. (a)	19,081	79,759
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,132,149
Dril-Quip, Inc. (a)(b)	70,873	2,661,281
ENGlobal Corp. (a)	5,637	7,272
Ensco PLC Class A (b)	494,916	2,103,393
Era Group, Inc. (a)	30,759	270,987
Exterran Corp. (a)	59,232	1,643,096
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	777,503
Forum Energy Technologies, Inc. (a)(b)	122,886	1,425,478
Frank's International NV (b)	90,617	569,075
Geospace Technologies Corp. (a)(b)	25,924	391,193
Gulf Island Fabrication, Inc.	17,861	200,043
Halliburton Co.	1,482,857	57,786,937
Helix Energy Solutions Group, Inc. (a)	241,675	1,515,302
Helmerich & Payne, Inc. (b)	179,550	7,602,147
Hornbeck Offshore Services, Inc. (a)(b)	41,835	115,883
Independence Contract Drilling, Inc. (a)	45,769	147,376
ION Geophysical Corp. (a)(b)	10,360	76,146
Mammoth Energy Services, Inc. (b)	11,194	154,253
Matrix Service Co. (a)	47,813	566,584
McDermott International, Inc. (a)	460,303	2,826,260
Mitcham Industries, Inc. (a)	23,287	87,326
Nabors Industries Ltd.	457,542	2,996,900
National Oilwell Varco, Inc.	640,133	19,632,879
Natural Gas Services Group, Inc. (a)	21,602	509,807
NCS Multistage Holdings, Inc.	41,493	819,902
Newpark Resources, Inc. (a)	153,002	1,231,666
Noble Corp. (b)	421,660	1,374,612
Oceaneering International, Inc.	170,909	3,853,998
Oil States International, Inc. (a)	89,813	1,953,433
Parker Drilling Co. (a)	180,331	198,364
Patterson-UTI Energy, Inc.	274,325	4,380,970
PHI, Inc. (non-vtg.) (a)	18,377	201,963
Pioneer Energy Services Corp. (a)	120,721	205,226
Profire Energy, Inc. (a)	14,213	21,462
RigNet, Inc. (a)	15,376	246,016
Rowan Companies PLC (a)(b)	205,609	2,004,688
RPC, Inc. (b)	95,956	1,862,506
Schlumberger Ltd.	2,382,237	151,295,872
SEACOR Holdings, Inc. (a)(b)	30,397	1,166,333
Smart Sand, Inc.	41,295	246,531
Solaris Oilfield Infrastructure, Inc. Class A	17,397	246,342
Superior Energy Services, Inc. (a)(b)	268,168	2,209,704
Synthesis Energy Systems, Inc. (a)(b)	138,081	56,254
TechnipFMC PLC	812,785	20,994,237
Tesco Corp. (a)	127,576	561,334
TETRA Technologies, Inc. (a)	186,418	384,021
Transocean Ltd. (United States) (a)(b)	642,424	5,242,180
U.S. Silica Holdings, Inc.	125,689	3,419,998
Unit Corp. (a)	95,665	1,522,987
Weatherford International PLC (b)	1,680,088	6,434,737
Willbros Group, Inc. (a)	69,552	153,014
		355,448,126
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corp. (a)	241,078	409,833
Adams Resources & Energy, Inc.	2,090	72,460
Aemetis, Inc. (a)	10,055	8,678
Amyris, Inc. (a)(b)	3,925	9,695
Anadarko Petroleum Corp.	953,300	39,018,569
Andeavor	257,277	25,766,292
Antero Resources Corp. (a)(b)	254,152	5,004,253
Apache Corp. (b)	667,324	25,918,864
Approach Resources, Inc. (a)(b)	60,041	166,914
Arch Coal, Inc.	42,349	3,382,415
Ardmore Shipping Corp. (b)	44,385	359,519
Barnwell Industries, Inc. (a)	2,847	5,125
Bill Barrett Corp. (a)(b)	120,934	361,593
Bonanza Creek Energy, Inc.	3,794	98,606
Bonanza Creek Energy, Inc. (c)	47,310	0
Cabot Oil & Gas Corp.	796,005	20,337,928
California Resources Corp. (a)(b)	64,079	499,816
Callon Petroleum Co. (a)(b)	334,854	3,469,087
Camber Energy, Inc. (a)(b)	376	73
Carrizo Oil & Gas, Inc. (a)(b)	129,850	1,745,184
Centennial Resource Development, Inc. Class A (b)	257,479	4,451,812
Cheniere Energy, Inc. (a)	408,060	17,460,887
Chesapeake Energy Corp. (a)(b)	1,267,641	4,614,213
Chevron Corp.	3,246,859	349,426,966
Cimarex Energy Co.	163,321	16,281,470
Clean Energy Fuels Corp. (a)(b)	207,470	493,779
Cloud Peak Energy, Inc. (a)	152,269	478,125
Cobalt International Energy, Inc. (a)(b)	37,473	70,449
Comstock Resources, Inc. (a)(b)	24,083	154,613
Concho Resources, Inc. (a)	252,785	28,051,551
ConocoPhillips Co.	2,125,019	92,778,330
CONSOL Energy, Inc.	300,644	4,374,370
Contango Oil & Gas Co. (a)	51,306	235,495
Continental Resources, Inc. (a)(b)	146,908	4,983,119
CVR Energy, Inc. (b)	23,933	512,645
Delek U.S. Holdings, Inc.	119,223	2,947,193
Denbury Resources, Inc. (a)(b)	635,481	673,610
Devon Energy Corp.	895,520	28,119,328
Diamondback Energy, Inc. (a)	166,969	15,159,116
Earthstone Energy, Inc. (a)(b)	10,660	102,229
Eclipse Resources Corp. (a)	169,538	395,024
Energen Corp. (a)	161,072	8,259,772
Energy XXI Gulf Coast, Inc. (b)	77,532	810,209
EOG Resources, Inc.	987,307	83,911,222
EP Energy Corp. (a)(b)	91,298	268,416
EQT Corp. (b)	294,556	18,362,621
Evolution Petroleum Corp.	53,534	372,061
EXCO Resources, Inc. (a)(b)	21,120	37,805
Extraction Oil & Gas, Inc. (b)	65,143	855,979
Exxon Mobil Corp.	7,260,245	554,174,501
Gastar Exploration, Inc. (a)(b)	285,601	168,562
Gener8 Maritime, Inc. (a)(b)	186,799	840,596
Gevo, Inc. (a)(b)	7,805	5,073
Green Plains, Inc. (b)	65,482	1,214,691
Gulfport Energy Corp. (a)	275,383	3,450,549
Halcon Resources Corp. (a)(b)	43,182	267,297
Hallador Energy Co.	29,822	172,968
Hess Corp.	463,865	18,044,349
HollyFrontier Corp.	300,302	9,402,456
Houston American Energy Corp. (a)(b)	36,485	17,878
International Seaways, Inc.	72,136	1,330,188
Isramco, Inc. (a)	123	13,850
Jagged Peak Energy, Inc. (b)	69,960	896,188
Jones Energy, Inc. (b)	91,542	90,627
Kinder Morgan, Inc.	3,278,366	63,370,815
Kosmos Energy Ltd. (a)(b)	380,364	2,677,763
Laredo Petroleum, Inc. (a)(b)	240,236	2,983,731
Lilis Energy, Inc. (a)(b)	19,185	70,217
Lonestar Resources U.S., Inc. (a)	18,853	61,461
Marathon Oil Corp.	1,454,381	16,172,717
Marathon Petroleum Corp.	886,982	46,522,206
Matador Resources Co. (a)(b)	153,132	3,610,853
Murphy Oil Corp. (b)	270,006	6,118,336
Newfield Exploration Co. (a)	346,789	9,061,597
Noble Energy, Inc.	783,196	18,616,569
Northern Oil & Gas, Inc. (a)(b)	93,777	79,710
Oasis Petroleum, Inc. (a)(b)	395,968	2,890,566
Occidental Petroleum Corp.	1,319,327	78,763,822
ONEOK, Inc.	645,368	34,953,131
Overseas Shipholding Group, Inc. (a)	80,103	181,033
Pacific Ethanol, Inc. (a)	51,285	256,425
Panhandle Royalty Co. Class A	32,305	681,636
Par Pacific Holdings, Inc. (a)(b)	53,028	944,429
Parsley Energy, Inc. Class A (a)	385,750	9,663,038
PBF Energy, Inc. Class A (b)	185,150	4,384,352
PDC Energy, Inc. (a)	95,525	3,756,998
Peabody Energy Corp.	204,690	5,936,010
Penn Virginia Corp. (b)	9,594	369,369
Petroquest Energy, Inc. (a)	17,737	31,749
Phillips 66 Co.	754,225	63,211,597
Pioneer Natural Resources Co.	290,835	37,706,758
QEP Resources, Inc. (a)	417,391	3,151,302
Range Resources Corp. (b)	313,387	5,440,398
Renewable Energy Group, Inc. (a)(b)	62,544	756,782
Resolute Energy Corp. (a)(b)	30,507	901,482
Rex American Resources Corp. (a)	9,008	780,273
Rex Energy Corp. (a)(b)	6,338	14,514
Rice Energy, Inc. (a)	273,274	7,476,777
Ring Energy, Inc. (a)	84,537	1,007,681
RSP Permian, Inc. (a)	181,533	5,696,506
Sanchez Energy Corp. (a)(b)	110,256	482,921
SandRidge Energy, Inc. (a)	37,708	649,332
SemGroup Corp. Class A (b)	87,119	2,238,958
SilverBow Resources, Inc. (a)(b)	9,186	198,785
SM Energy Co.	163,665	2,186,564
Southwestern Energy Co. (a)	872,953	4,757,594
Src Energy, Inc. (a)(b)	344,278	2,716,353
Stone Energy Corp. (b)	44,486	1,076,561
Syntroleum Corp. (a)(b)(c)	15,037	0
Targa Resources Corp.	367,453	16,377,380
Teekay Corp. (b)	95,089	876,721
Tellurian, Inc. (a)(b)	82,724	764,370
Tengasco, Inc. (a)	1,261	832
The Williams Companies, Inc.	1,418,085	42,159,667
Torchlight Energy Resources, Inc. (a)(b)	48,218	65,576
TransAtlantic Petroleum Ltd. (a)	18,382	13,787
U.S. Energy Corp. (a)	2,263	1,720
Uranium Energy Corp. (a)(b)	246,510	325,393
VAALCO Energy, Inc. (a)	68,248	49,650
Valero Energy Corp.	765,807	52,151,457
Vertex Energy, Inc. (a)(b)	17,824	14,259
W&T Offshore, Inc. (a)(b)	37,319	71,279
Warrior Metropolitan Coal, Inc.	102,882	2,807,650
Westmoreland Coal Co. (a)	31,012	72,258
Westwater Resources, Inc. (a)(b)	2,190	2,978
Whiting Petroleum Corp. (a)(b)	451,901	2,019,997
WildHorse Resource Development Corp. (b)	44,975	490,677
World Fuel Services Corp.	116,948	4,039,384
WPX Energy, Inc. (a)	680,691	6,800,103
Zion Oil & Gas, Inc. (a)(b)	91,553	305,787
		1,983,387,682

TOTAL ENERGY		2,338,835,808

FINANCIALS - 14.6%
Banks - 6.3%
1st Source Corp.	33,223	1,550,517
Access National Corp.	21,459	551,067
ACNB Corp.	3,789	99,082
Allegiance Bancshares, Inc. (a)	20,938	712,939
American National Bankshares, Inc.	2,748	100,302
Ameris Bancorp	68,985	3,038,789
Ames National Corp.	2,652	71,869
Arrow Financial Corp.	16,949	547,453
Associated Banc-Corp.	269,062	5,892,458
Atlantic Capital Bancshares, Inc. (a)	27,339	490,735
Banc of California, Inc. (b)	80,001	1,484,019
BancFirst Corp.	35,422	1,785,269
Bancorp, Inc., Delaware (a)	84,963	666,960
BancorpSouth, Inc.	133,469	3,877,274
Bank of America Corp.	17,019,398	406,593,418
Bank of Commerce Holdings (b)	29,023	306,193
Bank of Hawaii Corp.	74,301	5,805,137
Bank of Marin Bancorp	8,356	546,900
Bank of the Ozarks, Inc.	201,654	8,663,056
BankUnited, Inc.	186,241	6,198,100
Banner Corp.	51,093	2,816,246
Bar Harbor Bankshares	27,763	729,056
BB&T Corp.	1,389,355	64,035,372
BCB Bancorp, Inc.	11,980	170,116
Berkshire Hills Bancorp, Inc.	64,958	2,195,580
Blue Hills Bancorp, Inc.	49,471	925,108
BOK Financial Corp. (b)	49,801	4,007,984
Boston Private Financial Holdings, Inc.	148,661	2,185,317
Bridge Bancorp, Inc.	53,457	1,651,821
Brookline Bancorp, Inc., Delaware	125,282	1,797,797
Bryn Mawr Bank Corp.	27,092	1,109,417
C & F Financial Corp.	1,992	93,325
Camden National Corp.	25,093	978,627
Capital Bank Financial Corp. Series A	55,839	2,099,546
Capital City Bank Group, Inc.	7,146	147,851
Carolina Financial Corp.	15,721	534,986
Cathay General Bancorp	122,996	4,338,069
Centerstate Banks of Florida, Inc.	102,610	2,510,867
Central Pacific Financial Corp.	46,756	1,355,924
Central Valley Community Bancorp	4,570	89,892
Century Bancorp, Inc. Class A (non-vtg.)	686	45,825
Chemical Financial Corp.	128,787	5,848,218
CIT Group, Inc.	249,047	11,169,758
Citigroup, Inc.	4,717,068	320,902,136
Citizens & Northern Corp.	8,777	196,956
Citizens Financial Group, Inc.	870,236	28,830,919
City Holding Co.	25,184	1,594,903
Civista Bancshares, Inc. (b)	10,636	214,954
CNB Financial Corp., Pennsylvania	22,243	537,391
CoBiz, Inc.	52,226	890,453
Columbia Banking Systems, Inc.	99,994	3,716,777
Comerica, Inc.	292,599	19,969,882
Commerce Bancshares, Inc.	166,131	9,135,544
Commerce Union Bancshares, Inc.	8,584	205,930
Community Bank System, Inc.	95,374	4,907,946
Community Bankers Trust Corp. (a)	24,176	203,078
Community Financial Corp.	3,879	135,765
Community Trust Bancorp, Inc.	30,823	1,311,519
ConnectOne Bancorp, Inc.	44,434	1,013,095
CU Bancorp (a)	27,578	983,156
Cullen/Frost Bankers, Inc.	95,722	8,059,792
Customers Bancorp, Inc. (a)	47,427	1,336,493
CVB Financial Corp.	169,790	3,514,653
Eagle Bancorp, Inc. (a)	51,420	3,198,324
East West Bancorp, Inc.	249,361	13,807,119
Enterprise Bancorp, Inc.	15,551	497,476
Enterprise Financial Services Corp.	35,692	1,363,434
Equity Bancshares, Inc. (a)	6,273	214,223
Evans Bancorp, Inc. (b)	6,302	260,273
Farmers Capital Bank Corp.	12,316	461,234
Farmers National Banc Corp.	66,489	910,899
FCB Financial Holdings, Inc. Class A (a)	80,361	3,503,740
Fidelity Southern Corp.	33,831	739,546
Fifth Third Bancorp	1,290,331	33,716,349
Financial Institutions, Inc.	20,978	570,602
First Bancorp, North Carolina	37,328	1,154,928
First Bancorp, Puerto Rico (a)	301,460	1,712,293
First Bancshares, Inc.	3,982	112,292
First Busey Corp.	69,369	2,001,296
First Business Finance Services, Inc.	3,936	83,876
First Citizen Bancshares, Inc.	15,636	5,324,214
First Commonwealth Financial Corp.	162,059	2,043,564
First Community Bancshares, Inc.	14,260	367,052
First Connecticut Bancorp, Inc.	13,599	336,575
First Financial Bancorp, Ohio	103,444	2,477,484
First Financial Bankshares, Inc. (b)	118,200	4,733,910
First Financial Corp., Indiana	17,277	749,822
First Financial Northwest, Inc.	2,197	35,152
First Foundation, Inc. (a)	39,781	674,288
First Hawaiian, Inc.	99,118	2,685,107
First Horizon National Corp.	415,890	7,157,467
First Internet Bancorp	6,364	202,375
First Interstate Bancsystem, Inc.	47,490	1,671,648
First Merchants Corp.	71,357	2,802,189
First Mid-Illinois Bancshares, Inc.	15,730	545,516
First Midwest Bancorp, Inc., Delaware	157,154	3,312,806
First Northwest Bancorp (a)	5,375	85,248
First of Long Island Corp.	37,824	1,011,792
First Republic Bank	272,217	26,418,660
First South Bancorp, Inc., Virginia	13,282	231,372
First United Corp. (a)	3,395	53,471
Flushing Financial Corp.	47,044	1,286,183
FNB Corp., Pennsylvania	535,314	6,793,135
Franklin Financial Network, Inc. (a)	20,997	686,602
Fulton Financial Corp.	320,846	5,598,763
German American Bancorp, Inc.	33,825	1,100,666
Glacier Bancorp, Inc.	124,637	4,139,195
Great Southern Bancorp, Inc.	16,765	834,897
Great Western Bancorp, Inc.	100,598	3,613,480
Green Bancorp, Inc. (a)	40,300	808,015
Guaranty Bancorp	32,104	828,283
Hancock Holding Co.	152,688	6,710,638
Hanmi Financial Corp.	52,514	1,402,124
HarborOne Bancorp, Inc. (a)	44,762	769,459
Heartland Financial U.S.A., Inc.	40,533	1,844,252
Heritage Commerce Corp.	59,915	802,861
Heritage Financial Corp., Washington	51,567	1,348,477
Hilltop Holdings, Inc.	136,474	3,230,340
Home Bancshares, Inc.	211,108	4,920,927
HomeTrust Bancshares, Inc. (a)	28,372	658,230
Hope Bancorp, Inc.	216,598	3,495,892
Horizon Bancorp Industries	29,396	769,293
Howard Bancorp, Inc. (a)(b)	9,598	189,561
Huntington Bancshares, Inc.	1,891,662	23,816,025
IBERIABANK Corp.	90,251	6,913,227
Independent Bank Corp.	29,867	609,287
Independent Bank Corp., Massachusetts (b)	46,109	3,195,354
Independent Bank Group, Inc.	22,475	1,250,734
International Bancshares Corp.	106,256	3,819,903
Investar Holding Corp.	8,384	184,448
Investors Bancorp, Inc.	516,646	6,762,896
JPMorgan Chase & Co.	6,088,307	553,366,223
KeyCorp	1,887,018	32,475,580
Lakeland Bancorp, Inc.	71,024	1,313,944
Lakeland Financial Corp.	43,110	1,873,561
LegacyTexas Financial Group, Inc.	83,607	3,009,016
Live Oak Bancshares, Inc. (b)	47,360	1,058,496
M&T Bank Corp.	267,858	39,605,484
Macatawa Bank Corp.	22,839	218,569
MainSource Financial Group, Inc.	34,621	1,133,145
MB Financial, Inc.	124,722	4,960,194
MBT Financial Corp.	19,637	199,316
Mercantile Bank Corp.	25,655	779,655
Midland States Bancorp, Inc.	9,812	299,658
Midsouth Bancorp, Inc.	23,289	275,975
MidWestOne Financial Group, Inc.	12,572	413,367
MutualFirst Financial, Inc.	20,181	710,371
National Bank Holdings Corp.	47,060	1,514,391
National Bankshares, Inc. (b)	5,803	228,638
National Commerce Corp. (a)	16,217	644,626
NBT Bancorp, Inc.	92,219	3,027,550
Nicolet Bankshares, Inc. (a)	8,651	472,777
Northeast Bancorp	4,761	102,838
Northrim Bancorp, Inc.	6,518	194,562
Norwood Financial Corp. (b)	5,067	223,151
OFG Bancorp	71,939	625,869
Ohio Valley Banc Corp.	3,608	118,703
Old Line Bancshares, Inc.	8,031	220,853
Old National Bancorp, Indiana	272,863	4,461,310
Old Point Financial Corp.	1,881	57,822
Old Second Bancorp, Inc.	36,720	420,444
Opus Bank	31,202	698,925
Orrstown Financial Services, Inc.	5,669	138,607
Pacific Continental Corp.	35,872	851,960
Pacific Mercantile Bancorp (a)	10,321	87,729
Pacific Premier Bancorp, Inc. (a)	51,645	1,828,233
PacWest Bancorp	207,277	9,358,557
Park National Corp.	25,668	2,479,272
Park Sterling Corp.	83,541	949,861
PCSB Financial Corp. (b)	61,717	1,044,252
Peapack-Gladstone Financial Corp.	23,917	728,751
Penns Woods Bancorp, Inc.	3,854	165,375
People's Utah Bancorp	31,031	848,698
Peoples Bancorp of North Carolina	3,856	117,145
Peoples Bancorp, Inc.	27,844	864,835
Peoples Financial Corp., Mississippi (a)	2,667	36,005
Peoples Financial Services Corp.	12,111	503,212
Peoples United Financial, Inc.	574,176	9,588,739
Pinnacle Financial Partners, Inc.	128,020	7,962,844
PNC Financial Services Group, Inc.	831,194	104,240,040
Popular, Inc.	183,067	7,306,204
Preferred Bank, Los Angeles	21,681	1,166,438
Premier Financial Bancorp, Inc.	4,507	85,182
Prosperity Bancshares, Inc.	109,880	6,565,330
QCR Holdings, Inc.	31,102	1,359,157
Regions Financial Corp.	2,020,677	28,511,752
Renasant Corp.	83,390	3,321,424
Republic Bancorp, Inc., Kentucky Class A	18,205	647,734
Republic First Bancorp, Inc. (a)(b)	116,122	981,231
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	22,086
S&T Bancorp, Inc.	72,150	2,593,071
Sandy Spring Bancorp, Inc.	42,176	1,626,728
Seacoast Banking Corp., Florida (a)	63,108	1,443,280
ServisFirst Bancshares, Inc.	88,788	3,028,559
Shore Bancshares, Inc.	6,745	111,225
Sierra Bancorp	11,641	294,634
Signature Bank (a)	92,531	11,875,429
Simmons First National Corp. Class A	56,478	2,948,152
SmartFinancial, Inc. (a)	7,194	166,109
South State Corp.	41,590	3,420,778
Southern First Bancshares, Inc. (a)	4,963	175,442
Southern National Bancorp of Virginia, Inc.	38,866	651,006
Southside Bancshares, Inc.	47,031	1,536,503
Southwest Bancorp, Inc., Oklahoma	34,097	860,949
State Bank Financial Corp.	60,571	1,627,543
Sterling Bancorp	235,339	5,283,361
Stock Yards Bancorp, Inc.	30,796	1,071,701
Stonegate Bank	27,534	1,327,414
Summit Financial Group, Inc. (b)	7,690	168,334
Sun Bancorp, Inc.	15,520	362,392
Sunshine Bancorp, Inc. (a)(b)	3,140	67,824
SunTrust Banks, Inc.	838,051	46,176,610
SVB Financial Group (a)	90,200	15,274,468
Synovus Financial Corp.	230,632	9,714,220
TCF Financial Corp.	303,183	4,708,432
Texas Capital Bancshares, Inc. (a)	86,508	6,423,219
The First Bancorp, Inc.	17,759	462,267
Tompkins Financial Corp.	22,580	1,714,274
TowneBank	102,762	3,154,793
Trico Bancshares	37,499	1,334,214
TriState Capital Holdings, Inc. (a)	37,306	779,695
Triumph Bancorp, Inc. (a)	26,498	747,244
Trustmark Corp.	125,196	3,708,306
Two River Bancorp (b)	3,500	63,770
U.S. Bancorp	2,722,911	139,549,189
UMB Financial Corp.	85,559	5,742,720
Umpqua Holdings Corp.	368,620	6,450,850
Union Bankshares Corp.	76,873	2,408,431
Union Bankshares, Inc. (b)	1,824	78,706
United Bankshares, Inc., West Virginia (b)	191,327	6,419,021
United Community Bank, Inc.	111,127	2,901,526
United Security Bancshares, California	5,985	55,361
Unity Bancorp, Inc.	5,913	102,591
Univest Corp. of Pennsylvania	42,518	1,239,400
Valley National Bancorp	592,760	6,632,984
Veritex Holdings, Inc. (a)	20,567	543,174
Washington Trust Bancorp, Inc.	24,464	1,253,780
WashingtonFirst Bankshares, Inc.	14,852	503,037
Webster Financial Corp.	163,732	7,643,010
Wells Fargo & Co.	7,714,368	393,972,774
WesBanco, Inc.	73,993	2,810,254
West Bancorp., Inc.	59,222	1,299,923
Westamerica Bancorp.	50,684	2,612,760
Western Alliance Bancorp. (a)	158,029	7,621,739
Wintrust Financial Corp.	92,607	6,742,716
Xenith Bankshares, Inc. (a)	13,287	380,673
Zions Bancorporation	354,085	15,459,351
		2,786,881,926
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	94,956	16,777,776
Ameriprise Financial, Inc.	258,160	35,757,742
Arlington Asset Investment Corp. (b)	39,851	514,875
Artisan Partners Asset Management, Inc.	74,438	2,285,247
Ashford, Inc. (a)	1,254	77,309
Associated Capital Group, Inc.	6,083	208,951
B. Riley Financial, Inc.	24,014	393,830
Bank of New York Mellon Corp.	1,776,247	92,862,193
BGC Partners, Inc. Class A	395,046	5,131,648
BlackRock, Inc. Class A	207,191	86,815,101
Brighthouse Financial, Inc.	167,673	9,569,098
CBOE Holdings, Inc.	156,195	15,758,514
Charles Schwab Corp.	2,081,741	83,061,466
CME Group, Inc.	583,090	73,352,722
Cohen & Steers, Inc.	39,455	1,492,977
Cowen Group, Inc. Class A (a)(b)	42,436	689,585
Diamond Hill Investment Group, Inc.	4,801	942,580
E*TRADE Financial Corp. (a)	466,118	19,115,499
Eaton Vance Corp. (non-vtg.)	189,531	9,017,885
Evercore, Inc. Class A	86,895	6,556,228
FactSet Research Systems, Inc.	68,243	10,726,435
Federated Investors, Inc. Class B (non-vtg.) (b)	166,109	4,536,437
Financial Engines, Inc. (b)	110,645	3,656,817
Franklin Resources, Inc.	580,185	25,081,398
Gain Capital Holdings, Inc.	33,946	213,860
GAMCO Investors, Inc. Class A	6,083	179,266
Global Brokerage, Inc. Class A (a)(b)	5,137	6,421
Goldman Sachs Group, Inc.	625,751	140,005,529
Great Elm Capital Group, Inc. (a)	8,360	27,588
Greenhill & Co., Inc. (b)	46,751	703,603
Hamilton Lane, Inc. Class A	48,843	1,144,880
Houlihan Lokey	40,223	1,450,039
Institutional Financial Markets, Inc.	6,881	7,844
Interactive Brokers Group, Inc.	119,445	5,008,329
IntercontinentalExchange, Inc.	1,016,421	65,731,946
INTL FCStone, Inc. (a)	23,975	850,873
Invesco Ltd.	685,472	22,469,772
Investment Technology Group, Inc.	55,680	1,118,611
Janus Henderson Group PLC	310,163	10,719,233
Ladenburg Thalmann Financial Services, Inc.	146,974	377,723
Lazard Ltd. Class A	222,637	9,548,901
Legg Mason, Inc.	154,159	5,887,332
LPL Financial	136,938	6,414,176
Manning & Napier, Inc. Class A	21,800	77,390
MarketAxess Holdings, Inc.	63,986	12,346,099
Moelis & Co. Class A	54,806	2,159,356
Moody's Corp.	288,845	38,713,895
Morgan Stanley	2,432,356	110,672,198
Morningstar, Inc.	35,957	2,973,644
MSCI, Inc.	154,816	17,743,462
Northern Trust Corp.	367,395	32,514,458
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	220,139
Piper Jaffray Companies	20,940	1,161,123
PJT Partners, Inc.	43,421	1,678,656
Pzena Investment Management, Inc.	4,972	49,223
Raymond James Financial, Inc.	214,854	16,827,365
S&P Global, Inc.	441,125	68,078,821
Safeguard Scientifics, Inc. (a)(b)	26,745	326,289
SEI Investments Co.	229,425	13,412,186
Silvercrest Asset Management Group Class A	6,008	73,598
State Street Corp.	603,058	55,776,834
Stifel Financial Corp.	118,002	5,634,596
T. Rowe Price Group, Inc.	411,469	34,711,525
TD Ameritrade Holding Corp.	412,225	17,857,587
The NASDAQ OMX Group, Inc.	201,312	15,174,899
TheStreet.com, Inc. (a)	3,696	3,142
U.S. Global Investments, Inc. Class A	7,637	10,157
Vector Capital Corp. rights (a)(c)	4,280	0
Virtu Financial, Inc. Class A (b)	77,143	1,384,717
Virtus Investment Partners, Inc. (b)	10,135	1,074,310
Waddell & Reed Financial, Inc. Class A (b)	156,809	2,918,215
Westwood Holdings Group, Inc.	10,927	667,968
WisdomTree Investments, Inc. (b)	190,333	1,745,354
		1,232,235,445
Consumer Finance - 0.7%
Ally Financial, Inc.	799,706	18,073,356
American Express Co.	1,284,959	110,634,970
Asta Funding, Inc. (a)	4,468	35,967
Atlanticus Holdings Corp. (a)	35,598	87,215
Capital One Financial Corp.	824,624	65,648,317
Consumer Portfolio Services, Inc. (a)	11,930	46,885
Credit Acceptance Corp. (a)(b)	19,841	5,402,704
Discover Financial Services	653,137	38,502,426
Elevate Credit, Inc.	13,402	84,835
Encore Capital Group, Inc. (a)(b)	44,570	1,798,400
Enova International, Inc. (a)	32,960	392,224
EZCORP, Inc. (non-vtg.) Class A (a)(b)	86,606	783,784
First Cash Financial Services, Inc.	90,535	5,314,405
Green Dot Corp. Class A (a)	74,413	3,585,218
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	3,366,518
Navient Corp.	480,094	6,337,241
Nelnet, Inc. Class A	36,382	1,725,598
Nicholas Financial, Inc. (a)	5,705	49,120
OneMain Holdings, Inc. (a)	91,372	2,500,852
PRA Group, Inc. (a)(b)	79,585	2,300,007
Regional Management Corp. (a)	12,187	267,505
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,855,043
SLM Corp. (a)	719,307	7,315,352
Synchrony Financial	1,327,462	40,872,555
World Acceptance Corp. (a)(b)	10,919	816,960
		318,797,457
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	49,208	808,980
Alteryx, Inc. (b)	16,777	395,769
At Home Group, Inc.	11,583	283,784
Berkshire Hathaway, Inc. Class B (a)	3,252,453	589,214,385
Camping World Holdings, Inc. (b)	32,678	1,200,917
Cotiviti Holdings, Inc. (a)	64,469	2,303,477
Donnelley Financial Solutions, Inc.	58,021	1,242,230
FB Financial Corp. (b)	19,661	683,220
Leucadia National Corp.	564,714	13,372,428
Marlin Business Services Corp.	13,319	347,626
NewStar Financial, Inc.	27,065	290,137
On Deck Capital, Inc. (a)(b)	61,562	297,344
Quantenna Communications, Inc. (b)	16,406	304,823
Ra Pharmaceuticals, Inc.	9,916	148,839
Sachem Capital Corp.	200	930
Senseonics Holdings, Inc. (a)(b)	40,982	125,815
Tiptree, Inc.	33,155	212,192
Varex Imaging Corp. (b)	60,332	1,841,936
Voya Financial, Inc.	328,653	12,564,404
		625,639,236
Insurance - 2.9%
AFLAC, Inc.	676,740	55,864,887
Alleghany Corp. (a)	26,648	14,996,695
Allstate Corp.	619,177	56,035,519
AMBAC Financial Group, Inc. (a)	77,952	1,417,947
American Equity Investment Life Holding Co.	151,614	4,208,805
American Financial Group, Inc.	124,528	12,678,196
American International Group, Inc.	1,500,016	90,720,968
American National Insurance Co.	20,619	2,385,824
Amerisafe, Inc.	34,393	1,850,343
AmTrust Financial Services, Inc. (b)	184,814	2,291,694
Aon PLC	448,420	62,402,127
Arch Capital Group Ltd. (a)	219,343	21,350,848
Argo Group International Holdings, Ltd.	52,927	3,186,205
Arthur J. Gallagher & Co.	303,378	17,565,586
Aspen Insurance Holdings Ltd.	111,432	5,036,726
Assurant, Inc.	94,584	8,956,159
Assured Guaranty Ltd.	219,846	9,352,249
Athene Holding Ltd.	86,087	4,606,515
Atlas Financial Holdings, Inc. (a)	9,356	157,649
Axis Capital Holdings Ltd.	153,356	9,238,165
Baldwin & Lyons, Inc. Class B	11,829	259,055
Brown & Brown, Inc.	204,333	9,186,812
Chubb Ltd.	798,902	112,980,721
Cincinnati Financial Corp.	261,500	20,093,660
Citizens, Inc. Class A (a)(b)	62,312	469,209
CNA Financial Corp.	65,156	3,196,553
CNO Financial Group, Inc.	290,469	6,491,982
Crawford & Co. Class B	31,537	312,847
Donegal Group, Inc. Class A	8,008	122,763
eHealth, Inc. (a)	26,343	639,608
EMC Insurance Group	8,724	243,225
Employers Holdings, Inc.	50,084	2,111,041
Enstar Group Ltd. (a)	18,704	3,882,015
Erie Indemnity Co. Class A	39,674	4,792,222
Everest Re Group Ltd.	70,880	17,895,782
FBL Financial Group, Inc. Class A	16,450	1,118,600
Federated National Holding Co.	19,431	301,958
Fidelity & Guaranty Life (b)	29,774	930,438
First Acceptance Corp. (a)	4,055	4,542
First American Financial Corp.	189,648	9,304,131
FNF Group	485,332	23,412,416
FNFV Group (a)	119,032	2,005,689
Genworth Financial, Inc. Class A (a)	831,470	2,851,942
Global Indemnity Ltd.	13,709	554,118
Greenlight Capital Re, Ltd. (a)	42,022	934,990
Hallmark Financial Services, Inc. (a)	10,337	105,954
Hanover Insurance Group, Inc.	70,993	6,970,093
Hartford Financial Services Group, Inc.	624,209	33,750,981
HCI Group, Inc.	13,167	513,381
Health Insurance Innovations, Inc. (a)	14,064	473,254
Heritage Insurance Holdings, Inc.	60,181	684,860
Horace Mann Educators Corp.	65,267	2,294,135
Independence Holding Co.	16,014	347,504
Infinity Property & Casualty Corp.	17,608	1,557,428
Investors Title Co.	1,086	190,995
James River Group Holdings Ltd.	33,994	1,355,681
Kemper Corp.	85,524	4,096,600
Kingstone Companies, Inc.	9,045	136,127
Kinsale Capital Group, Inc.	33,893	1,282,850
Lincoln National Corp.	381,053	25,858,257
Loews Corp.	473,959	22,077,010
Maiden Holdings Ltd.	125,108	907,033
Markel Corp. (a)	24,343	25,608,593
Marsh & McLennan Companies, Inc.	882,937	68,939,721
MBIA, Inc. (a)(b)	228,577	2,299,485
Mercury General Corp.	66,212	3,805,204
MetLife, Inc.	1,844,404	86,373,439
National General Holdings Corp.	106,900	1,835,473
National Western Life Group, Inc.	3,602	1,204,545
Navigators Group, Inc.	37,597	2,097,913
NI Holdings, Inc.	11,972	197,658
Old Republic International Corp.	417,839	7,976,547
OneBeacon Insurance Group Ltd.	45,014	820,155
Patriot National, Inc. (b)	7,857	11,786
Primerica, Inc.	75,461	5,776,540
Principal Financial Group, Inc.	451,193	28,208,586
ProAssurance Corp.	95,168	5,067,696
Progressive Corp.	987,900	45,917,592
Prudential Financial, Inc.	741,461	75,688,339
Reinsurance Group of America, Inc.	107,870	14,503,122
RenaissanceRe Holdings Ltd.	73,938	10,289,212
RLI Corp.	67,585	3,617,149
Safety Insurance Group, Inc.	21,926	1,565,516
Selective Insurance Group, Inc.	101,970	5,139,288
State Auto Financial Corp.	23,497	581,316
State National Companies, Inc.	40,781	847,021
Stewart Information Services Corp.	39,769	1,434,866
The Travelers Companies, Inc.	475,109	57,573,709
Third Point Reinsurance Ltd. (a)	92,317	1,297,054
Torchmark Corp.	180,107	13,862,836
Trupanion, Inc. (a)(b)	25,585	559,800
United Fire Group, Inc.	36,055	1,516,473
United Insurance Holdings Corp.	29,576	465,526
Universal Insurance Holdings, Inc. (b)	52,834	1,133,289
Unum Group	384,330	18,517,019
Validus Holdings Ltd.	133,201	6,680,030
W.R. Berkley Corp.	176,033	11,730,839
White Mountains Insurance Group Ltd.	8,265	7,199,394
Willis Group Holdings PLC	216,037	32,075,013
WMI Holdings Corp. (a)	391,046	488,808
XL Group Ltd.	452,595	18,538,291
		1,282,446,412
Mortgage Real Estate Investment Trusts - 0.3%
AG Mortgage Investment Trust, Inc.	28,740	553,820
AGNC Investment Corp.	599,467	12,912,519
American Capital Mortgage Investment Corp.	77,847	1,494,662
Annaly Capital Management, Inc.	1,841,289	23,016,113
Anworth Mortgage Asset Corp.	251,516	1,524,187
Apollo Commercial Real Estate Finance, Inc.	157,668	2,852,214
Arbor Realty Trust, Inc.	80,640	661,248
Ares Commercial Real Estate Corp.	39,618	522,561
Armour Residential REIT, Inc. (b)	61,211	1,616,583
Blackstone Mortgage Trust, Inc. (b)	164,134	5,145,601
Capstead Mortgage Corp.	155,839	1,506,963
Cherry Hill Mortgage Investment Corp.	12,023	222,185
Chimera Investment Corp.	306,209	5,839,406
CIM Commercial Trust Corp. (b)	6,057	94,792
CYS Investments, Inc.	246,028	2,162,586
Dynex Capital, Inc.	68,104	486,944
Ellington Residential Mortgage REIT	15,540	227,350
Five Oaks Investment Corp. (b)	6,106	25,401
Great Ajax Corp.	14,698	208,418
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,233	1,954,206
Invesco Mortgage Capital, Inc.	180,605	3,066,673
KKR Real Estate Finance Trust, Inc.	46,076	956,999
Ladder Capital Corp. Class A	130,256	1,787,112
MFA Financial, Inc.	654,424	5,745,843
New Residential Investment Corp.	514,969	8,486,689
New York Mortgage Trust, Inc. (b)	176,500	1,104,890
Orchid Island Capital, Inc.	73,768	713,337
Owens Realty Mortgage, Inc.	54,252	941,272
PennyMac Mortgage Investment Trust	106,166	1,835,610
Redwood Trust, Inc.	130,122	2,170,435
Resource Capital Corp.	40,594	420,148
Starwood Property Trust, Inc.	462,583	10,273,968
Two Harbors Investment Corp.	567,052	5,800,942
Western Asset Mortgage Capital Corp. (b)	72,828	765,422
ZAIS Financial Corp.	6,000	91,500
		107,188,599
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	520,270
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc. (a)	1,992	88,345
Astoria Financial Corp.	151,919	2,976,093
Bank Mutual Corp.	56,001	512,409
BankFinancial Corp.	19,300	309,572
Bear State Financial, Inc.	13,571	139,510
Beneficial Bancorp, Inc.	178,014	2,661,309
BofI Holding, Inc. (a)(b)	104,951	2,782,251
BSB Bancorp, Inc. (a)	6,958	198,303
Capitol Federal Financial, Inc.	255,033	3,499,053
Charter Financial Corp.	26,857	436,695
Clifton Bancorp, Inc.	32,703	515,072
Dime Community Bancshares, Inc.	51,879	983,107
Entegra Financial Corp. (a)(b)	3,030	70,296
ESSA Bancorp, Inc.	4,298	64,900
Essent Group Ltd. (a)	146,912	5,741,321
Farmer Mac Class C (non-vtg.)	17,857	1,216,419
First Defiance Financial Corp.	13,178	645,195
Flagstar Bancorp, Inc. (a)	37,206	1,221,101
Hingham Institution for Savings	2,103	386,973
Home Bancorp, Inc.	3,114	125,743
HomeStreet, Inc. (a)	54,010	1,363,753
Impac Mortgage Holdings, Inc. (a)(b)	22,924	304,201
Kearny Financial Corp.	157,909	2,234,412
Lendingtree, Inc. (a)(b)	12,573	2,903,734
Malvern Bancorp, Inc. (a)	6,089	144,918
Meridian Bancorp, Inc. Maryland	112,706	1,983,626
Meta Financial Group, Inc.	16,728	1,175,978
MGIC Investment Corp. (a)	616,542	7,059,406
Nationstar Mortgage Holdings, Inc. (a)(b)	63,329	1,090,525
New York Community Bancorp, Inc.	878,574	10,586,817
NMI Holdings, Inc. (a)	95,441	1,035,535
Northfield Bancorp, Inc.	77,835	1,253,922
Northwest Bancshares, Inc.	177,568	2,739,874
OceanFirst Financial Corp.	60,020	1,498,099
Ocwen Financial Corp. (a)(b)	179,422	525,706
Oritani Financial Corp.	122,108	1,959,833
PennyMac Financial Services, Inc. (a)	35,269	599,573
PHH Corp. (a)	94,843	1,346,771
Poage Bankshares, Inc.	2,365	43,161
Provident Financial Holdings, Inc.	3,066	58,070
Provident Financial Services, Inc.	124,224	3,086,966
Radian Group, Inc.	389,840	6,822,200
Riverview Bancorp, Inc.	6,875	55,206
Security National Financial Corp. Class A	11,754	69,349
SI Financial Group, Inc.	3,746	54,692
Southern Missouri Bancorp, Inc.	5,377	174,537
Territorial Bancorp, Inc.	13,244	400,366
TFS Financial Corp.	159,329	2,450,480
Timberland Bancorp, Inc.	5,034	139,492
Trustco Bank Corp., New York	140,018	1,106,142
United Community Financial Corp.	43,226	392,924
United Financial Bancorp, Inc. New	84,987	1,471,975
Walker & Dunlop, Inc. (a)	49,313	2,376,393
Walter Investment Management Corp. (a)(b)	49,597	21,416
Washington Federal, Inc.	157,606	4,925,188
Waterstone Financial, Inc.	41,772	737,276
Westbury Bancorp, Inc. (a)	4,860	97,929
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	46,100	2,060,670
		91,256,217

TOTAL FINANCIALS		6,444,965,562

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,726,854	205,332,106
Abeona Therapeutics, Inc. (a)(b)	62,198	817,904
ACADIA Pharmaceuticals, Inc. (a)(b)	164,038	5,841,393
Acceleron Pharma, Inc. (a)(b)	65,396	2,534,749
Achaogen, Inc. (a)(b)	54,118	1,014,171
Achillion Pharmaceuticals, Inc. (a)	199,588	1,019,895
Acorda Therapeutics, Inc. (a)(b)	83,616	1,739,213
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	23,580
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	509,617
Aduro Biotech, Inc. (a)(b)	43,288	525,949
Advaxis, Inc. (a)(b)	48,573	330,782
Adverum Biotechnologies, Inc. (a)	12,370	34,018
Aevi Genomic Medicine, Inc. (a)	41,669	52,920
Agenus, Inc. (a)(b)	138,167	509,836
Agios Pharmaceuticals, Inc. (a)(b)	72,800	4,605,328
Aimmune Therapeutics, Inc. (a)(b)	39,537	850,046
Akebia Therapeutics, Inc. (a)	89,194	1,493,108
Albireo Pharma, Inc. (a)	5,786	143,146
Alder Biopharmaceuticals, Inc. (a)	88,675	869,015
Alexion Pharmaceuticals, Inc. (a)	385,294	54,869,719
Alkermes PLC (a)(b)	263,559	13,383,526
Alnylam Pharmaceuticals, Inc. (a)(b)	138,114	11,840,513
Alpine Immune Sciences, Inc. (a)	12,084	105,735
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	914,225
Amgen, Inc.	1,262,784	224,485,112
Amicus Therapeutics, Inc. (a)(b)	274,496	3,826,474
AnaptysBio, Inc.	8,529	238,556
Anavex Life Sciences Corp. (a)(b)	58,538	259,909
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	11,629
Applied Genetic Technologies Corp. (a)	14,097	64,846
Aptevo Therapeutics, Inc. (a)	19,070	25,363
AquaBounty Technologies, Inc. (a)(b)	1,372	9,906
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	407,327
Ardelyx, Inc. (a)	32,056	165,088
Arena Pharmaceuticals, Inc. (a)	64,716	1,500,117
Argos Therapeutics, Inc. (a)(b)	19,777	3,942
ArQule, Inc. (a)	65,290	71,166
Array BioPharma, Inc. (a)(b)	301,593	2,919,420
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	625,629
Asterias Biotherapeutics, Inc. (a)(b)	24,436	84,304
Atara Biotherapeutics, Inc. (a)(b)	38,054	599,351
Athersys, Inc. (a)(b)	185,212	324,121
aTyr Pharma, Inc. (a)	6,529	19,913
Audentes Therapeutics, Inc. (a)	34,208	718,026
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	560,932
Aviragen Therapeutics, Inc. (a)	46,093	28,946
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	389,209
Biocept, Inc. (a)(b)	7,092	8,652
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	640,101
Biogen, Inc. (a)	364,324	115,330,405
Biohaven Pharmaceutical Holding Co. Ltd. (b)	57,394	2,051,836
BioMarin Pharmaceutical, Inc. (a)	315,079	28,416,975
Biospecifics Technologies Corp. (a)	7,257	342,168
Biostage, Inc. (a)(b)	3,080	960
BioTime, Inc. (a)(b)	346,441	1,015,072
Bioverativ, Inc.	185,633	10,523,535
bluebird bio, Inc. (a)(b)	75,907	9,476,989
Blueprint Medicines Corp. (a)	59,036	3,200,932
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	65,587
Calithera Biosciences, Inc. (a)	45,690	749,316
Cancer Genetics, Inc. (a)(b)	9,725	33,065
Cara Therapeutics, Inc. (a)(b)	41,713	597,747
Cascadian Therapeutics, Inc. (a)(b)	49,541	179,338
CASI Pharmaceuticals, Inc. (a)	289	278
Catalyst Biosciences, Inc. (a)	180	603
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	257,175
Cel-Sci Corp. (a)(b)	3,253	5,920
Celgene Corp. (a)	1,338,817	186,001,846
Celldex Therapeutics, Inc. (a)(b)	215,095	529,134
Cellular Biomedicine Group, Inc. (a)(b)	8,068	79,470
Celsion Corp. (a)	762	1,021
ChemoCentryx, Inc. (a)	36,062	250,270
Chiasma, Inc. (a)(b)	8,745	19,239
Chimerix, Inc. (a)	63,824	303,802
Cidara Therapeutics, Inc. (a)	2,782	19,196
Cleveland Biolabs, Inc. (a)(b)	1,776	4,795
Clovis Oncology, Inc. (a)(b)	83,622	6,361,126
Coherus BioSciences, Inc. (a)(b)	71,178	1,028,522
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	209,757
Concert Pharmaceuticals, Inc. (a)	25,754	391,976
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	357,384
Corvus Pharmaceuticals, Inc. (a)(b)	10,405	168,249
CTI BioPharma Corp. (a)(b)	19,153	62,247
Curis, Inc. (a)	179,000	365,160
Cyclacel Pharmaceuticals, Inc.	960	1,613
Cytokinetics, Inc. (a)(b)	76,663	1,138,446
CytomX Therapeutics, Inc. (a)	55,930	966,470
Cytori Therapeutics, Inc. (a)(b)	10,777	3,880
CytRx Corp. (a)(b)	243,861	129,490
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	78,002
Dimension Therapeutics, Inc. (a)	31,436	106,882
Dyax Corp. rights 12/31/19 (a)(c)	200,675	662,228
Dynavax Technologies Corp. (a)(b)	88,051	1,580,515
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	812,617
Edge Therapeutics, Inc. (a)(b)	50,398	531,699
Editas Medicine, Inc. (a)(b)	42,479	896,732
Eiger Biopharmaceuticals, Inc. (a)	1,065	9,851
Eleven Biotherapeutics, Inc. (a)(b)	6,105	6,593
Emergent BioSolutions, Inc. (a)(b)	56,205	2,098,133
Enanta Pharmaceuticals, Inc. (a)(b)	25,666	1,100,045
Epizyme, Inc. (a)(b)	64,306	1,115,709
Esperion Therapeutics, Inc. (a)(b)	35,029	1,731,133
Exact Sciences Corp. (a)(b)	200,706	8,407,574
Exelixis, Inc. (a)	390,440	11,416,466
Fate Therapeutics, Inc. (a)(b)	23,219	87,768
Fibrocell Science, Inc. (a)	12,960	34,733
FibroGen, Inc. (a)	112,539	5,424,380
Five Prime Therapeutics, Inc. (a)	46,353	1,572,294
Flexion Therapeutics, Inc. (a)(b)	39,546	1,016,332
Fortress Biotech, Inc. (a)(b)	43,908	208,563
Foundation Medicine, Inc. (a)(b)	24,382	982,595
Galectin Therapeutics, Inc. (a)(b)	56,076	96,451
Galena Biopharma, Inc. (a)(b)	12,770	4,597
Genocea Biosciences, Inc. (a)(b)	32,032	155,996
Genomic Health, Inc. (a)	30,953	981,210
GenVec, Inc. rights (c)	814	0
Geron Corp. (a)(b)	277,780	602,783
Gilead Sciences, Inc.	2,245,188	187,944,687
Global Blood Therapeutics, Inc. (a)(b)	55,511	1,687,534
GlycoMimetics, Inc. (a)(b)	35,771	436,406
GTx, Inc. (a)(b)	1,962	12,930
Halozyme Therapeutics, Inc. (a)(b)	222,904	2,899,981
Heat Biologics, Inc. (a)	3,136	1,756
Hemispherx Biopharma, Inc. (a)	10,898	3,956
Heron Therapeutics, Inc. (a)(b)	88,956	1,467,774
iBio, Inc. (a)	40,361	11,939
Idera Pharmaceuticals, Inc. (a)(b)	159,215	315,246
Ignyta, Inc. (a)(b)	75,502	868,273
Immune Design Corp. (a)(b)	22,465	243,745
Immune Pharmaceuticals, Inc. (a)(b)	7,141	8,284
ImmunoCellular Therapeutics Ltd. (a)	1,048	290
ImmunoGen, Inc. (a)(b)	155,417	1,299,286
Immunomedics, Inc. (a)(b)	167,994	2,123,444
Incyte Corp. (a)	290,297	39,889,711
Infinity Pharmaceuticals, Inc. (a)	64,535	61,437
Inotek Pharmaceuticals Corp. (a)(b)	20,127	20,530
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	913,043
Insmed, Inc. (a)	93,412	1,160,177
Insys Therapeutics, Inc. (a)(b)	45,156	412,726
Intellia Therapeutics, Inc. (a)(b)	14,395	302,727
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,471,013
Intrexon Corp. (a)(b)	110,181	2,173,871
Invitae Corp. (a)	60,878	597,822
Ionis Pharmaceuticals, Inc. (a)(b)	209,776	11,248,189
Iovance Biotherapeutics, Inc. (a)	86,775	498,956
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	221,795	3,537,630
IsoRay, Inc. (a)	57,047	30,235
Jounce Therapeutics, Inc.	10,322	175,371
Juno Therapeutics, Inc. (a)(b)	132,147	5,453,707
Kalvista Pharmaceuticals, Inc. (a)	508	3,358
Karyopharm Therapeutics, Inc. (a)	46,345	473,646
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	1,270,705
Kindred Biosciences, Inc. (a)	41,075	312,170
Kite Pharma, Inc. (a)(b)	85,521	15,221,883
Kura Oncology, Inc. (a)	20,397	146,858
La Jolla Pharmaceutical Co. (a)(b)	28,865	985,740
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,043,237
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	4,687,389
Loxo Oncology, Inc. (a)(b)	32,076	2,675,138
Macrogenics, Inc. (a)(b)	52,348	989,901
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	111,447
MannKind Corp. (a)(b)	80,635	166,914
Matinas BioPharma Holdings, Inc. (b)	91,988	117,745
MediciNova, Inc. (a)	31,401	170,193
MEI Pharma, Inc. (a)	62,189	164,179
Merrimack Pharmaceuticals, Inc. (b)	222,876	303,111
MiMedx Group, Inc. (a)(b)	170,113	2,767,739
Minerva Neurosciences, Inc. (a)(b)	51,124	309,300
Mirati Therapeutics, Inc. (a)(b)	22,963	124,000
Molecular Templates, Inc. (a)(b)	11,026	63,510
Momenta Pharmaceuticals, Inc. (a)	120,689	2,033,610
Myriad Genetics, Inc. (a)(b)	115,012	3,506,716
NanoViricides, Inc. (a)(b)	32,620	44,363
NantKwest, Inc. (a)(b)	76,001	473,486
Natera, Inc. (a)(b)	66,582	822,288
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	58,305
Neothetics, Inc. (a)(b)	10,095	3,474
Neuralstem, Inc. (a)(b)	8,195	9,752
Neurocrine Biosciences, Inc. (a)(b)	154,025	8,717,815
NewLink Genetics Corp. (a)(b)	41,496	336,948
Novavax, Inc. (a)(b)	436,535	458,362
Ohr Pharmaceutical, Inc. (a)(b)	32,314	24,727
OncoCyte Corp. (a)(b)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	960	3,370
OncoGenex Pharmaceuticals, Inc. rights (c)	10,565	0
OncoMed Pharmaceuticals, Inc. (a)	27,577	137,058
Onconova Therapeutics, Inc. (a)	624	1,011
Opexa Therapeutics, Inc. (a)(b)	715	613
Ophthotech Corp. (a)	50,366	156,135
Opko Health, Inc. (a)(b)	617,855	3,954,272
Oragenics, Inc. (a)	9,973	3,191
Organovo Holdings, Inc. (a)(b)	337,362	701,713
Otonomy, Inc. (a)	38,289	137,840
OvaScience, Inc. (a)(b)	60,110	84,154
Palatin Technologies, Inc. (a)	204,858	88,089
PDL BioPharma, Inc. (a)(b)	309,517	965,693
Peregrine Pharmaceuticals, Inc. (a)	55,462	171,932
Pfenex, Inc. (a)	21,045	75,972
PharmAthene, Inc.	5,138	12,948
Portola Pharmaceuticals, Inc. (a)	95,806	6,078,891
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	798,205
Protagonist Therapeutics, Inc. (b)	52,263	853,455
Proteon Therapeutics, Inc. (a)(b)	5,515	7,170
Proteostasis Therapeutics, Inc. (a)(b)	15,177	32,934
Prothena Corp. PLC (a)(b)	67,107	4,123,054
PTC Therapeutics, Inc. (a)(b)	53,763	1,115,582
Puma Biotechnology, Inc. (a)(b)	47,911	4,431,768
Radius Health, Inc. (a)(b)	63,620	2,394,021
Recro Pharma, Inc. (a)(b)	20,797	156,601
Regeneron Pharmaceuticals, Inc. (a)	129,960	64,577,124
REGENXBIO, Inc. (a)	45,270	1,029,893
Regulus Therapeutics, Inc. (a)(b)	85,834	85,834
Repligen Corp. (a)(b)	69,352	3,028,602
Retrophin, Inc. (a)(b)	55,340	1,350,296
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	101,938
Rigel Pharmaceuticals, Inc. (a)	204,250	520,838
Sage Therapeutics, Inc. (a)(b)	54,004	4,441,829
Sangamo Therapeutics, Inc. (a)(b)	153,345	2,047,156
Sarepta Therapeutics, Inc. (a)(b)	98,863	3,983,190
Savara, Inc. (a)(b)	2,094	10,994
Seattle Genetics, Inc. (a)(b)	163,698	8,599,056
Selecta Biosciences, Inc. (a)	4,963	88,590
Seres Therapeutics, Inc. (a)(b)	32,924	461,924
Sorrento Therapeutics, Inc. (a)(b)	134,335	241,803
Spark Therapeutics, Inc. (a)(b)	52,137	4,292,439
Spectrum Pharmaceuticals, Inc. (a)(b)	121,770	1,188,475
Spring Bank Pharmaceuticals, Inc. (a)	9,145	133,151
Stemline Therapeutics, Inc. (a)(b)	29,702	268,803
Sunesis Pharmaceuticals, Inc. (a)(b)	5,440	11,859
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	384,088
Synergy Pharmaceuticals, Inc. (a)(b)	387,288	1,154,118
Synthetic Biologics, Inc. (a)(b)	84,770	64,425
Syros Pharmaceuticals, Inc. (a)(b)	16,253	318,071
T2 Biosystems, Inc. (a)	14,700	61,593
Tenax Therapeutics, Inc. (a)(b)	1,373	467
TESARO, Inc. (a)(b)	58,508	7,555,723
TG Therapeutics, Inc. (a)(b)	86,621	1,100,087
Tocagen, Inc. (b)	8,584	119,403
TONIX Pharmaceuticals Holding (a)(b)	1,717	6,473
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	10,278
Trevena, Inc. (a)(b)	130,021	312,050
Trovagene, Inc. (a)(b)	33,847	22,339
Ultragenyx Pharmaceutical, Inc. (a)(b)	65,524	3,738,799
United Therapeutics Corp. (a)(b)	76,764	10,040,731
Vanda Pharmaceuticals, Inc. (a)	83,623	1,438,316
Veracyte, Inc. (a)	15,721	128,755
Verastem, Inc. (a)	47,048	183,487
Vericel Corp. (a)(b)	28,746	123,608
Versartis, Inc. (a)	37,706	716,414
Vertex Pharmaceuticals, Inc. (a)	425,706	68,342,841
Vical, Inc. (a)	6,566	15,496
Vital Therapies, Inc. (a)	26,714	80,142
Voyager Therapeutics, Inc. (a)	6,634	63,952
Xbiotech, Inc. (a)(b)	36,998	189,430
Xencor, Inc. (a)(b)	60,989	1,318,582
XOMA Corp. (a)(b)	4,980	55,228
Zafgen, Inc. (a)	24,672	89,066
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,424,580
		1,499,608,882
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	36,438	1,684,164
Abbott Laboratories	2,965,736	151,074,592
Abiomed, Inc. (a)	70,588	10,644,670
Accuray, Inc. (a)(b)	142,393	590,931
Alere, Inc. (a)	147,553	7,297,971
Align Technology, Inc. (a)	129,953	22,967,893
Alliqua Biomedical, Inc. (a)(b)	4,397	1,452
Alphatec Holdings, Inc. (a)(b)	3,066	6,193
Amedica Corp. (a)(b)	69,010	22,704
Analogic Corp.	19,536	1,397,801
Angiodynamics, Inc. (a)	51,608	878,884
Anika Therapeutics, Inc. (a)(b)	26,869	1,442,865
Antares Pharma, Inc. (a)(b)	242,616	730,274
Apollo Endosurgery, Inc. (a)	102	422
Atricure, Inc. (a)(b)	47,294	1,060,804
Atrion Corp.	2,291	1,425,346
Avinger, Inc. (a)(b)	31,221	9,366
AxoGen, Inc. (a)	41,462	729,731
Baxter International, Inc.	832,536	51,650,533
Becton, Dickinson & Co.	388,521	77,486,628
Bellerophon Therapeutics, Inc. (a)(b)	16,556	18,212
BioLase Technology, Inc. (a)(b)	31,172	15,873
Boston Scientific Corp. (a)	2,353,090	64,827,630
Bovie Medical Corp. (a)	10,849	25,821
C.R. Bard, Inc.	123,487	39,615,864
Cantel Medical Corp.	62,489	5,077,231
Cardiovascular Systems, Inc. (a)	58,185	1,708,893
Cerus Corp. (a)(b)	223,482	525,183
Cesca Therapeutics, Inc. (a)	793	2,696
Cogentix Medical, Inc. (a)	1,160	2,668
ConforMis, Inc. (a)(b)	87,736	324,623
CONMED Corp.	42,831	2,124,418
Corindus Vascular Robotics, Inc. (a)(b)	178,714	341,344
Cryolife, Inc. (a)	44,979	935,563
CryoPort, Inc. (a)	21,868	167,946
Cutera, Inc. (a)	22,484	835,281
CytoSorbents Corp. (a)(b)	24,969	128,590
Danaher Corp.	1,044,709	87,149,625
Dare Bioscience, Inc. (a)(b)	2,822	9,397
Delcath Systems, Inc. (a)(b)	724,984	80,183
Dentsply Sirona, Inc.	392,936	22,228,390
DexCom, Inc. (a)(b)	148,457	11,076,377
Dextera Surgical, Inc. (a)(b)	2,377	849
Edwards Lifesciences Corp. (a)	358,419	40,737,904
Ekso Bionics Holdings, Inc. (a)(b)	18,398	23,181
Endologix, Inc. (a)(b)	127,100	537,633
Entellus Medical, Inc. (a)(b)	19,089	337,875
EnteroMedics, Inc. (a)(b)	13,109	24,776
Exactech, Inc. (a)	12,870	393,179
Fonar Corp. (a)	7,275	215,340
Genmark Diagnostics, Inc. (a)	85,964	837,289
Glaukos Corp. (a)(b)	17,206	649,527
Globus Medical, Inc. (a)	121,778	3,681,349
Haemonetics Corp. (a)	91,218	3,924,198
Halyard Health, Inc. (a)(b)	83,663	3,789,097
Heska Corp. (a)	12,153	1,236,203
Hill-Rom Holdings, Inc.	104,665	8,055,018
Hologic, Inc. (a)	475,499	18,354,261
ICU Medical, Inc. (a)	25,020	4,362,237
IDEXX Laboratories, Inc. (a)	149,372	23,216,890
Inogen, Inc. (a)	30,117	2,885,209
Insulet Corp. (a)	96,745	5,617,015
Integer Holdings Corp. (a)	45,898	2,109,013
Integra LifeSciences Holdings Corp. (a)	106,721	5,441,704
Intuitive Surgical, Inc. (a)	63,201	63,496,149
Invacare Corp. (b)	57,619	777,857
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	53,186
Invuity, Inc. (a)	16,779	134,232
IRadimed Corp. (a)(b)	3,077	31,078
iRhythm Technologies, Inc. (b)	20,421	974,899
Iridex Corp. (a)	4,871	43,352
K2M Group Holdings, Inc. (a)	62,592	1,463,401
Kewaunee Scientific Corp.	1,376	35,432
Lantheus Holdings, Inc. (a)	45,045	788,288
LeMaitre Vascular, Inc.	20,554	748,166
LivaNova PLC (a)(b)	75,176	4,704,514
Masimo Corp. (a)	77,531	6,542,066
Medtronic PLC	2,345,978	189,132,746
Meridian Bioscience, Inc.	73,595	1,022,971
Merit Medical Systems, Inc. (a)	93,532	3,862,872
Microbot Medical, Inc. (a)(b)	7,285	7,504
Misonix, Inc. (a)	7,938	77,792
Natus Medical, Inc. (a)	56,909	1,912,142
Neogen Corp. (a)	67,196	4,629,804
Nevro Corp. (a)(b)	40,235	3,467,452
NuVasive, Inc. (a)(b)	83,449	5,213,894
Nuvectra Corp. (a)	13,499	145,654
NxStage Medical, Inc. (a)	98,730	2,764,440
OraSure Technologies, Inc. (a)	97,410	1,988,138
Orthofix International NV (a)	32,172	1,583,184
Penumbra, Inc. (a)(b)	54,930	4,723,980
Pulse Biosciences, Inc. (a)(b)	10,423	208,773
Quidel Corp. (a)	49,569	1,731,941
ResMed, Inc. (b)	241,759	18,755,663
Retractable Technologies, Inc. (a)	5,248	3,338
Rockwell Medical Technologies, Inc. (a)(b)	83,284	526,355
Roka Bioscience, Inc. (a)	10,160	9,917
RTI Biologics, Inc. (a)	100,701	453,155
Seaspine Holdings Corp. (a)	11,601	131,091
Second Sight Medical Products, Inc. (a)(b)	20,882	23,597
Sientra, Inc. (a)(b)	27,954	320,353
Skyline Medical, Inc. (a)(b)	19,298	27,017
Staar Surgical Co. (a)(b)	39,188	468,297
Steris PLC	151,004	13,161,509
STRATA Skin Sciences, Inc. (a)	803	1,502
Stryker Corp.	531,872	75,190,745
SurModics, Inc. (a)	19,525	507,650
Synergetics U.S.A., Inc. (a)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	22,275	732,402
Tandem Diabetes Care, Inc. (a)(b)	25,765	21,643
TearLab Corp. (a)(b)	1,739	2,348
Teleflex, Inc.	77,066	16,318,726
The Cooper Companies, Inc.	83,062	20,834,441
TransEnterix, Inc. (a)(b)	90,218	77,587
Utah Medical Products, Inc.	13,511	974,819
Varian Medical Systems, Inc. (a)(b)	159,232	16,918,400
Vermillion, Inc. (a)(b)	12,449	15,810
ViewRay, Inc. (a)(b)	55,513	291,998
Viveve Medical, Inc. (a)(b)	22,359	126,776
West Pharmaceutical Services, Inc.	126,597	11,019,003
Wright Medical Group NV (a)(b)	185,020	5,476,592
Zimmer Biomet Holdings, Inc.	342,629	39,152,216
Zosano Pharma Corp. (a)(b)	34,865	29,287
		1,218,592,923
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	118,717
Acadia Healthcare Co., Inc. (a)(b)	128,691	6,040,756
Aceto Corp.	47,837	507,551
Addus HomeCare Corp. (a)	10,897	371,043
Aetna, Inc.	564,977	89,096,873
Almost Family, Inc. (a)	19,278	938,839
Amedisys, Inc. (a)	47,206	2,466,041
American Renal Associates Holdings, Inc. (a)(b)	16,913	242,363
AmerisourceBergen Corp.	281,803	22,614,691
AMN Healthcare Services, Inc. (a)(b)	87,493	3,267,864
Anthem, Inc.	452,049	88,619,686
BioScrip, Inc. (a)(b)	230,699	699,018
BioTelemetry, Inc. (a)	51,243	1,903,677
Brookdale Senior Living, Inc. (a)	326,054	3,955,035
Caladrius Biosciences, Inc. (a)(b)	9,530	38,215
Capital Senior Living Corp. (a)(b)	37,012	460,059
Cardinal Health, Inc.	540,009	36,429,007
Centene Corp. (a)	297,424	26,426,122
Chemed Corp.	28,374	5,597,906
Cigna Corp.	437,196	79,595,904
Civitas Solutions, Inc. (a)	27,734	529,719
Community Health Systems, Inc. (a)(b)	198,155	1,513,904
Corvel Corp. (a)	17,696	918,422
Cross Country Healthcare, Inc. (a)	55,702	689,591
DaVita HealthCare Partners, Inc. (a)	263,576	15,435,011
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,338,727
Envision Healthcare Corp.	199,964	10,480,113
Express Scripts Holding Co. (a)	1,013,621	63,675,671
Five Star Sr Living, Inc. (a)	70,113	113,934
Genesis HealthCare, Inc. Class A (a)(b)	27,157	28,243
HCA Holdings, Inc. (a)	489,951	38,539,546
HealthEquity, Inc. (a)	76,252	3,261,298
HealthSouth Corp.	168,846	7,724,705
Henry Schein, Inc. (a)	146,456	25,436,478
Humana, Inc.	247,696	63,811,444
Interpace Diagnostics Group, Inc. (a)	136	178
Kindred Healthcare, Inc.	151,684	1,228,640
Laboratory Corp. of America Holdings (a)	175,793	27,576,648
Landauer, Inc.	14,935	926,717
LHC Group, Inc. (a)	27,965	1,824,716
LifePoint Hospitals, Inc. (a)	65,814	3,813,921
Magellan Health Services, Inc. (a)	40,373	3,266,176
McKesson Corp.	363,256	54,237,753
MEDNAX, Inc. (a)	163,523	7,334,007
Molina Healthcare, Inc. (a)(b)	72,754	4,656,256
National Healthcare Corp.	18,256	1,138,079
National Research Corp. Class A	11,334	366,088
Owens & Minor, Inc.	118,083	3,299,239
Patterson Companies, Inc. (b)	134,760	5,188,260
PharMerica Corp. (a)	50,899	1,496,431
Premier, Inc. (a)	101,239	3,391,507
Providence Service Corp. (a)	20,443	1,059,561
Psychemedics Corp.	2,724	57,585
Quest Diagnostics, Inc.	231,764	25,111,629
Quorum Health Corp. (a)	41,687	182,589
R1 RCM, Inc. (a)	178,635	589,496
RadNet, Inc. (a)	43,227	443,077
Select Medical Holdings Corp. (a)(b)	195,741	3,640,783
Sharps Compliance Corp. (a)	12,687	62,801
Surgery Partners, Inc. (a)	43,549	424,603
Teladoc, Inc. (a)(b)	60,964	2,045,342
Tenet Healthcare Corp. (a)(b)	137,153	2,354,917
The Ensign Group, Inc.	78,310	1,608,487
Tivity Health, Inc.(a)(b)	52,424	2,055,021
Triple-S Management Corp. (a)(b)	37,106	916,889
U.S. Physical Therapy, Inc.	18,467	1,106,173
UnitedHealth Group, Inc.	1,650,119	328,208,669
Universal Health Services, Inc. Class B	153,265	16,572,544
VCA, Inc. (a)	141,830	13,184,517
Wellcare Health Plans, Inc. (a)	75,649	13,214,367
		1,135,469,839
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,333,086
athenahealth, Inc. (a)(b)	66,612	9,387,629
Castlight Health, Inc. Class B (a)(b)	69,240	270,036
Cerner Corp. (a)	507,173	34,376,186
Computer Programs & Systems, Inc. (b)	21,937	660,304
Connecture, Inc. (a)	7,971	5,341
Evolent Health, Inc. (a)(b)	108,849	1,817,778
HealthStream, Inc. (a)(b)	41,650	978,359
HMS Holdings Corp. (a)	140,319	2,486,453
iCAD, Inc. (a)	14,864	58,861
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,618,968
Medidata Solutions, Inc. (a)	94,000	7,046,240
Omnicell, Inc. (a)	60,052	3,080,668
Quality Systems, Inc. (a)	73,135	1,151,876
Simulations Plus, Inc.	6,008	87,116
Tabula Rasa HealthCare, Inc.	5,543	125,992
Veeva Systems, Inc. Class A (a)	198,680	11,821,460
Vocera Communications, Inc. (a)	48,079	1,339,000
		80,645,353
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,085,186
Agilent Technologies, Inc.	553,206	35,803,492
Albany Molecular Research, Inc. (a)	40,643	883,579
Bio-Rad Laboratories, Inc. Class A (a)	35,877	7,814,728
Bio-Techne Corp.	69,291	8,576,840
Bruker Corp.	188,235	5,475,756
Cambrex Corp. (a)	66,661	3,473,038
Charles River Laboratories International, Inc. (a)	77,816	8,466,381
ChromaDex, Inc. (a)(b)	56,591	190,146
Enzo Biochem, Inc. (a)	66,443	747,484
Fluidigm Corp. (a)(b)	38,600	176,402
Harvard Bioscience, Inc. (a)	18,919	58,649
Illumina, Inc. (a)	250,734	51,265,074
INC Research Holdings, Inc. Class A (a)(b)	91,734	5,384,786
Luminex Corp.	66,508	1,285,600
Medpace Holdings, Inc. (b)	21,051	687,105
Mettler-Toledo International, Inc. (a)	43,558	26,356,510
Nanostring Technologies, Inc. (a)	24,217	374,153
NeoGenomics, Inc. (a)(b)	77,966	788,236
Pacific Biosciences of California, Inc. (a)(b)	161,679	800,311
PAREXEL International Corp. (a)	86,781	7,627,182
PerkinElmer, Inc.	184,639	12,368,967
PRA Health Sciences, Inc. (a)	84,500	6,540,300
pSivida Corp. (a)(b)	25,265	30,571
Quintiles Transnational Holdings, Inc. (a)	232,389	22,316,316
Thermo Fisher Scientific, Inc.	667,814	124,974,712
VWR Corp. (a)	150,777	4,978,657
Waters Corp. (a)	136,882	25,115,109
		363,645,270
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	214,583
Aclaris Therapeutics, Inc. (a)	40,572	1,052,032
Adamis Pharmaceuticals Corp. (a)(b)	36,542	199,154
Aerie Pharmaceuticals, Inc. (a)(b)	59,316	3,401,773
Agile Therapeutics, Inc. (a)(b)	87,068	299,514
Akorn, Inc. (a)	148,175	4,874,958
Alimera Sciences, Inc. (a)	22,049	30,648
Allergan PLC	574,331	131,797,478
Amphastar Pharmaceuticals, Inc. (a)	63,932	1,023,551
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	31,467
ANI Pharmaceuticals, Inc. (a)	10,919	524,112
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	9,332
Aratana Therapeutics, Inc. (a)(b)	38,612	220,475
Assembly Biosciences, Inc. (a)	23,295	631,527
AstraZeneca PLC rights (a)(c)	7,692	0
Avexis, Inc. (a)(b)	38,150	3,561,303
Axsome Therapeutics, Inc. (a)	21,511	109,706
Bio Path Holdings, Inc. (a)(b)	166,645	45,827
Biodelivery Sciences International, Inc. (a)(b)	170,623	528,931
BioPharmX Corp. (a)(b)	64,864	19,848
Bristol-Myers Squibb Co.	2,825,699	170,898,276
Catalent, Inc. (a)	212,086	8,757,031
Cempra, Inc. (a)(b)	81,591	248,853
Clearside Biomedical, Inc. (a)(b)	19,198	134,194
Collegium Pharmaceutical, Inc. (a)(b)	32,296	324,252
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	38,322
Corcept Therapeutics, Inc. (a)(b)	156,567	2,609,972
Corium International, Inc. (a)(b)	42,043	359,468
CorMedix, Inc. (a)(b)	48,587	24,051
Cumberland Pharmaceuticals, Inc. (a)	7,158	50,178
CymaBay Therapeutics, Inc. (a)	67,284	419,852
DepoMed, Inc. (a)(b)	97,171	590,800
Dermira, Inc. (a)(b)	70,654	1,666,728
Durect Corp. (a)	198,076	314,941
Egalet Corp. (a)	12,340	14,931
Eli Lilly & Co.	1,666,890	135,501,488
Endo International PLC (a)(b)	329,369	2,895,154
Endocyte, Inc. (a)(b)	47,373	64,427
Flex Pharma, Inc. (a)	10,224	40,180
Gemphire Therapeutics, Inc. (b)	6,333	61,050
Horizon Pharma PLC (a)(b)	272,914	3,733,464
Impax Laboratories, Inc. (a)(b)	130,689	2,829,417
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	19,685
Innoviva, Inc. (a)(b)	134,795	1,892,522
Intersect ENT, Inc. (a)	61,422	1,897,940
Intra-Cellular Therapies, Inc. (a)(b)	67,457	1,244,582
Jazz Pharmaceuticals PLC (a)	102,757	15,347,786
Johnson & Johnson	4,615,739	610,985,371
Juniper Pharmaceuticals, Inc. (a)	11,831	55,014
KemPharm, Inc. (a)(b)	5,081	15,497
Lannett Co., Inc. (a)(b)	44,883	787,697
Lipocine, Inc. (a)(b)	20,645	78,038
Mallinckrodt PLC (a)	172,938	7,104,293
Marinus Pharmaceuticals, Inc. (a)	9,220	28,213
Merck & Co., Inc.	4,685,121	299,191,827
Mylan N.V. (a)	791,862	24,927,816
MyoKardia, Inc. (a)	35,984	1,559,906
Nektar Therapeutics (a)	273,203	5,745,459
Neos Therapeutics, Inc. (a)(b)	19,225	160,529
Novan, Inc. (b)	7,147	36,092
Novus Therapeutics, Inc. (a)(b)	606	2,400
Ocera Therapeutics, Inc. (a)(b)	10,720	9,970
Ocular Therapeutix, Inc. (a)(b)	28,848	180,588
Omeros Corp. (a)(b)	69,139	1,415,275
Orexigen Therapeutics, Inc. (a)(b)	16,675	37,852
Pacira Pharmaceuticals, Inc. (a)	70,346	2,680,183
Pain Therapeutics, Inc. (a)	4,934	15,838
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	1,014,580
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	12,327
Perrigo Co. PLC	246,025	19,426,134
Pfizer, Inc.	10,232,789	347,096,203
Phibro Animal Health Corp. Class A	37,189	1,320,210
Plx Pharma PLC/New (a)	290	1,827
Prestige Brands Holdings, Inc. (a)	93,229	4,727,643
Reata Pharmaceuticals, Inc. (a)	15,332	463,793
Repros Therapeutics, Inc. (a)	24,715	7,311
Revance Therapeutics, Inc. (a)(b)	37,609	923,301
SciClone Pharmaceuticals, Inc. (a)	95,019	1,045,209
SCYNEXIS, Inc. (a)(b)	16,272	31,242
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	3,875,642
Teligent, Inc. (a)(b)	140,525	971,028
Tetraphase Pharmaceuticals, Inc. (a)	74,420	519,452
The Medicines Company (a)(b)	125,813	4,616,079
TherapeuticsMD, Inc. (a)(b)	280,301	1,681,806
Theravance Biopharma, Inc. (a)(b)	67,445	2,203,428
Titan Pharmaceuticals, Inc. (a)(b)	11,285	16,928
VIVUS, Inc. (a)(b)	157,068	139,885
WAVE Life Sciences (a)(b)	28,404	667,494
Zoetis, Inc. Class A	844,331	52,939,554
Zogenix, Inc. (a)(b)	41,404	490,637
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	148,730
		1,900,381,432

TOTAL HEALTH CARE		6,198,343,699

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,873,461
Aerojet Rocketdyne Holdings, Inc. (a)	129,248	3,829,618
AeroVironment, Inc. (a)(b)	33,858	1,659,719
Arconic, Inc.	746,482	19,012,897
Arotech Corp. (a)(b)	32,173	106,171
Astronics Corp. (a)	34,623	910,239
Astronics Corp. Class B	3,221	84,390
Astrotech Corp. (a)	8,707	6,356
Axon Enterprise, Inc. (a)(b)	93,306	2,025,673
BWX Technologies, Inc.	171,125	9,363,960
CPI Aerostructures, Inc. (a)	3,805	33,104
Cubic Corp.	40,394	1,734,922
Curtiss-Wright Corp.	91,404	8,849,735
DigitalGlobe, Inc. (a)	105,249	3,620,566
Ducommun, Inc. (a)	15,643	430,183
Engility Holdings, Inc. (a)	28,046	871,389
Esterline Technologies Corp. (a)	49,383	4,217,308
General Dynamics Corp.	484,645	97,583,271
HEICO Corp. (b)	55,920	4,796,258
HEICO Corp. Class A	63,535	4,615,818
Hexcel Corp.	159,521	8,577,444
Huntington Ingalls Industries, Inc.	78,560	16,808,698
Innovative Solutions & Support, Inc. (a)	21,878	75,479
KEYW Holding Corp. (a)(b)	74,131	530,037
KLX, Inc. (a)	87,459	4,192,784
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	2,005,796
L3 Technologies, Inc.	133,944	24,308,157
Lockheed Martin Corp.	426,404	130,219,518
Mercury Systems, Inc. (a)	82,892	3,999,539
Micronet Enertec Technologies, Inc. (a)	3,018	2,423
Moog, Inc. Class A (a)	52,323	4,016,313
National Presto Industries, Inc. (b)	7,356	732,658
Northrop Grumman Corp.	301,621	82,104,252
Orbital ATK, Inc.	102,816	11,472,209
Raytheon Co.	497,629	90,573,454
Rockwell Collins, Inc.	276,208	36,197,058
SIFCO Industries, Inc. (a)	891	4,901
Sparton Corp. (a)	13,384	310,107
Spirit AeroSystems Holdings, Inc. Class A	205,388	15,301,406
Teledyne Technologies, Inc. (a)	61,440	9,219,686
Textron, Inc.	452,435	22,210,034
The Boeing Co.	960,373	230,162,993
TransDigm Group, Inc.	84,738	22,087,807
Triumph Group, Inc.	96,901	2,548,496
United Technologies Corp.	1,276,596	152,834,073
Vectrus, Inc. (a)	17,822	509,353
Wesco Aircraft Holdings, Inc. (a)	94,440	793,296
		1,037,423,009
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	2,488,841
Atlas Air Worldwide Holdings, Inc. (a)	45,740	3,055,432
C.H. Robinson Worldwide, Inc.	243,163	17,174,603
Echo Global Logistics, Inc. (a)(b)	48,848	742,490
Expeditors International of Washington, Inc.	312,542	17,533,606
FedEx Corp.	419,000	89,825,220
Forward Air Corp.	54,775	2,846,657
Hub Group, Inc. Class A (a)	55,422	2,130,976
Radiant Logistics, Inc. (a)	54,959	277,543
United Parcel Service, Inc. Class B	1,179,920	134,935,651
XPO Logistics, Inc. (a)(b)	147,648	9,036,058
		280,047,077
Airlines - 0.5%
Alaska Air Group, Inc.	212,539	15,868,162
Allegiant Travel Co. (b)	23,703	2,796,954
American Airlines Group, Inc.	840,913	37,622,448
Delta Air Lines, Inc.	1,254,555	59,202,450
Hawaiian Holdings, Inc. (a)	89,875	3,851,144
JetBlue Airways Corp. (a)	563,310	11,159,171
SkyWest, Inc.	97,566	3,385,540
Southwest Airlines Co.	1,032,776	53,848,941
Spirit Airlines, Inc. (a)	120,068	4,088,315
United Continental Holdings, Inc. (a)	481,496	29,833,492
		221,656,617
Building Products - 0.5%
A.O. Smith Corp.	253,397	14,111,679
AAON, Inc.	75,766	2,469,972
Advanced Drain Systems, Inc. Del	62,250	1,210,763
Allegion PLC	162,633	12,800,843
American Woodmark Corp. (a)	24,566	2,034,065
Apogee Enterprises, Inc.	47,950	2,095,415
Armstrong World Industries, Inc. (a)	81,275	3,860,563
Builders FirstSource, Inc. (a)	179,848	2,927,925
Continental Building Products, Inc. (a)	69,835	1,700,482
CSW Industrials, Inc. (a)	25,190	1,054,202
Fortune Brands Home & Security, Inc.	256,876	16,062,456
GCP Applied Technologies, Inc. (a)	121,060	3,419,945
Gibraltar Industries, Inc. (a)	56,316	1,647,243
GMS, Inc. (a)	46,973	1,511,591
Griffon Corp.	59,127	1,096,806
Insteel Industries, Inc.	29,073	728,860
Jeld-Wen Holding, Inc.	63,204	1,928,986
Johnson Controls International PLC	1,604,213	63,510,793
Lennox International, Inc. (b)	64,752	10,731,349
Masco Corp.	540,799	19,885,179
Masonite International Corp. (a)	51,336	3,249,569
NCI Building Systems, Inc. (a)	58,589	984,295
Owens Corning	191,219	14,175,064
Patrick Industries, Inc. (a)	27,897	2,064,378
PGT, Inc. (a)	80,695	1,065,174
Ply Gem Holdings, Inc. (a)	36,381	565,725
Quanex Building Products Corp.	55,487	1,087,545
Simpson Manufacturing Co. Ltd.	63,559	2,782,613
Tecogen, Inc. New (a)	2,274	6,822
Trex Co., Inc. (a)	51,288	3,897,888
Universal Forest Products, Inc.	36,181	3,155,345
USG Corp. (a)(b)	145,958	4,378,740
		202,202,275
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	4,567,671
ACCO Brands Corp. (a)	198,147	2,169,710
ADS Waste Holdings, Inc.	88,843	2,118,017
Aqua Metals, Inc. (a)(b)	20,623	152,816
ARC Document Solutions, Inc. (a)	46,203	163,097
Brady Corp. Class A	89,558	2,986,759
Casella Waste Systems, Inc. Class A (a)	64,851	1,090,145
CECO Environmental Corp.	40,679	303,872
Cenveo, Inc. (a)(b)	13,016	49,200
Cintas Corp.	149,849	20,231,113
Clean Harbors, Inc. (a)	97,820	5,291,084
Copart, Inc. (a)	345,568	11,296,618
Covanta Holding Corp. (b)	226,728	3,253,547
Deluxe Corp.	77,034	5,342,308
Ennis, Inc.	34,279	654,729
Essendant, Inc.	58,461	693,347
Fuel Tech, Inc. (a)	51,934	46,896
Healthcare Services Group, Inc.	122,906	6,292,787
Heritage-Crystal Clean, Inc. (a)	21,763	424,379
Herman Miller, Inc.	110,582	3,721,084
HNI Corp.	80,621	2,954,760
Hudson Technologies, Inc. (a)(b)	56,393	501,898
Industrial Services of America, Inc. (a)(b)	1,620	3,159
InnerWorkings, Inc. (a)	57,411	601,093
Interface, Inc.	108,800	2,067,200
Intersections, Inc. (a)(b)	12,865	45,156
KAR Auction Services, Inc.	230,024	10,371,782
Kimball International, Inc. Class B	52,574	891,655
Knoll, Inc.	81,039	1,462,754
LSC Communications, Inc.	57,687	929,338
Matthews International Corp. Class A	55,558	3,347,370
McGrath RentCorp.	37,522	1,514,763
Mobile Mini, Inc.	73,292	2,217,083
Msa Safety, Inc.	56,016	4,081,326
Multi-Color Corp.	21,263	1,696,787
NL Industries, Inc. (a)	6,707	50,638
Odyssey Marine Exploration, Inc. (a)(b)	5,346	19,834
Performant Financial Corp. (a)	31,038	54,627
Perma-Fix Environmental Services, Inc. (a)	6,937	24,626
Pitney Bowes, Inc.	320,489	4,118,284
Quad/Graphics, Inc.	51,478	981,171
Quest Resource Holding Corp. (a)(b)	2,977	4,108
R.R. Donnelley & Sons Co.	111,816	1,032,062
Republic Services, Inc.	404,127	26,365,245
Rollins, Inc. (b)	163,488	7,260,502
SP Plus Corp. (a)	38,199	1,409,543
Steelcase, Inc. Class A	153,375	2,024,550
Stericycle, Inc. (a)	146,361	10,521,892
Team, Inc. (a)(b)	59,115	730,070
Tetra Tech, Inc.	99,334	4,231,628
The Brink's Co.	75,766	5,943,843
U.S. Ecology, Inc.	34,516	1,774,122
UniFirst Corp.	28,960	4,158,656
Viad Corp.	33,828	1,858,849
Virco Manufacturing Co. (a)	2,682	13,946
VSE Corp.	10,794	562,907
Waste Management, Inc.	702,694	54,184,734
West Corp.	87,503	2,044,945
		232,906,085
Construction & Engineering - 0.2%
AECOM (a)	274,003	9,179,101
Aegion Corp. (a)	54,146	1,173,344
Ameresco, Inc. Class A (a)	38,199	276,943
Argan, Inc.	22,803	1,444,570
Chicago Bridge & Iron Co. NV (b)	165,022	2,036,371
Comfort Systems U.S.A., Inc.	69,706	2,373,489
Dycom Industries, Inc. (a)(b)	52,510	4,236,507
EMCOR Group, Inc.	106,586	7,038,939
Fluor Corp.	233,020	8,987,581
Goldfield Corp.	41,171	183,211
Granite Construction, Inc. (b)	70,943	3,918,182
Great Lakes Dredge & Dock Corp. (a)	77,922	315,584
HC2 Holdings, Inc. (a)	49,076	223,787
Ies Holdings, Inc. (a)	16,326	269,379
Jacobs Engineering Group, Inc.	212,899	11,600,867
KBR, Inc.	238,105	3,873,968
Keane Group, Inc. (b)	49,477	640,727
Layne Christensen Co. (a)(b)	24,456	262,657
MasTec, Inc. (a)	112,881	4,605,545
MYR Group, Inc. (a)	33,116	854,724
Northwest Pipe Co. (a)(b)	12,188	223,528
NV5 Holdings, Inc. (a)	11,806	569,640
Orion Group Holdings, Inc. (a)	33,745	203,820
Primoris Services Corp.	70,710	2,023,013
Quanta Services, Inc. (a)	267,735	9,619,719
Sterling Construction Co., Inc. (a)	41,743	491,733
Tutor Perini Corp. (a)	72,569	1,897,679
Valmont Industries, Inc.	38,333	5,502,702
		84,027,310
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	75,177	13,290,542
Allied Motion Technologies, Inc.	10,236	258,868
American Superconductor Corp. (a)(b)	20,903	81,104
AMETEK, Inc.	394,980	24,982,485
AZZ, Inc.	45,717	2,235,561
Babcock & Wilcox Enterprises, Inc. (a)	92,914	209,986
Broadwind Energy, Inc. (a)	15,938	54,508
Capstone Turbine Corp. (a)(b)	40,707	26,093
Eaton Corp. PLC	763,510	54,789,478
Emerson Electric Co.	1,105,773	65,284,838
Encore Wire Corp.	34,550	1,482,195
Energous Corp. (a)(b)	25,329	240,372
Energy Focus, Inc. (a)(b)	8,003	14,325
EnerSys	77,507	4,968,199
Enphase Energy, Inc. (a)(b)	30,890	28,419
EnSync, Inc. (a)(b)	32,445	12,654
Espey Manufacturing & Electronics Corp.	2,015	45,620
Fortive Corp.	514,592	33,433,042
FuelCell Energy, Inc. (a)(b)	48,863	75,249
Generac Holdings, Inc. (a)(b)	118,381	4,780,225
General Cable Corp.	78,815	1,335,914
Hubbell, Inc. Class B	92,812	10,468,265
Ideal Power, Inc. (a)(b)	38,104	92,593
LSI Industries, Inc.	35,290	200,800
Ocean Power Technologies, Inc. (a)(b)	1,104	1,347
Orion Energy Systems, Inc. (a)	20,733	19,105
Plug Power, Inc. (a)(b)	485,070	1,038,050
Powell Industries, Inc.	13,455	383,064
Preformed Line Products Co.	1,961	102,462
Real Goods Solar, Inc. (a)	1	1
Regal Beloit Corp.	80,384	6,060,954
Revolution Lighting Technologies, Inc. (a)(b)	7,326	54,286
Rockwell Automation, Inc.	219,516	36,013,795
Sensata Technologies Holding BV (a)(b)	292,485	13,062,380
Sunrun, Inc. (a)(b)	104,524	700,311
Sunworks, Inc. (a)(b)	12,722	19,465
Thermon Group Holdings, Inc. (a)(b)	52,027	859,486
TPI Composites, Inc. (a)	37,115	754,919
Ultralife Corp. (a)	13,410	87,165
Vicor Corp. (a)	18,023	350,547
Vivint Solar, Inc. (a)(b)	34,907	165,808
		278,064,480
Industrial Conglomerates - 1.9%
3M Co.	1,023,713	209,165,040
Carlisle Companies, Inc.	111,464	10,554,526
General Electric Co.	14,915,787	366,182,571
Honeywell International, Inc.	1,302,893	180,151,015
ITT, Inc.	140,185	5,657,867
Raven Industries, Inc.	60,171	1,684,788
Roper Technologies, Inc.	172,938	39,889,879
		813,285,686
Machinery - 1.8%
Actuant Corp. Class A (b)	105,914	2,547,232
AGCO Corp.	111,076	7,603,152
Alamo Group, Inc.	17,898	1,642,320
Albany International Corp. Class A	47,080	2,523,488
Allison Transmission Holdings, Inc.	274,756	9,542,276
Altra Industrial Motion Corp.	46,822	2,156,153
American Railcar Industries, Inc.	11,797	424,692
ARC Group Worldwide, Inc. (a)	1,450	3,553
Astec Industries, Inc.	38,170	1,896,286
Barnes Group, Inc.	79,881	4,994,160
Blue Bird Corp. (a)	4,122	75,020
Briggs & Stratton Corp.	75,012	1,570,751
Caterpillar, Inc.	1,011,242	118,810,823
Chart Industries, Inc. (a)	59,494	2,007,328
CIRCOR International, Inc.	26,680	1,281,174
Colfax Corp. (a)	167,182	6,667,218
Columbus McKinnon Corp. (NY Shares)	35,569	1,174,844
Commercial Vehicle Group, Inc. (a)	77,079	457,849
Crane Co.	92,238	6,846,827
Cummins, Inc.	263,695	42,027,709
Deere & Co.	504,280	58,461,180
Dmc Global, Inc.	17,783	230,290
Donaldson Co., Inc.	227,086	10,729,814
Douglas Dynamics, Inc.	38,692	1,350,351
Dover Corp.	262,682	22,296,448
Eastern Co.	5,588	146,126
Energy Recovery, Inc. (a)(b)	61,650	400,725
EnPro Industries, Inc.	33,499	2,360,675
ESCO Technologies, Inc.	41,567	2,263,323
ExOne Co. (a)(b)	13,829	111,877
Federal Signal Corp.	91,334	1,707,032
Flowserve Corp.	226,246	8,886,943
Franklin Electric Co., Inc.	62,330	2,402,822
FreightCar America, Inc.	19,411	352,504
Gardner Denver Holdings, Inc. (b)	127,416	2,993,002
Gencor Industries, Inc. (a)	2,773	42,704
Global Brass & Copper Holdings, Inc.	34,001	1,014,930
Gorman-Rupp Co.	28,251	859,960
Graco, Inc.	95,451	11,025,545
Graham Corp.	12,124	242,844
Greenbrier Companies, Inc. (b)	47,653	2,044,314
Hardinge, Inc.	14,874	203,625
Harsco Corp. (a)	144,208	2,465,957
Hillenbrand, Inc.	107,808	3,854,136
Hurco Companies, Inc.	6,325	222,324
Hyster-Yale Materials Handling Class A	17,565	1,250,277
IDEX Corp.	131,232	15,430,259
Illinois Tool Works, Inc.	529,610	72,826,671
Ingersoll-Rand PLC	433,238	36,994,193
Jason Industries, Inc. (a)	13,118	16,266
John Bean Technologies Corp.	55,934	4,961,346
Kadant, Inc.	18,429	1,600,559
Kennametal, Inc.	136,498	4,777,430
L.B. Foster Co. Class A	13,680	261,288
Lincoln Electric Holdings, Inc.	100,440	8,722,210
Lindsay Corp. (b)	16,477	1,426,414
Lydall, Inc. (a)	28,864	1,356,608
Manitex International, Inc. (a)	11,053	101,467
Manitowoc Co., Inc. (a)(b)	250,611	2,062,529
Meritor, Inc. (a)	154,933	3,076,969
Middleby Corp. (a)	99,566	12,117,182
Milacron Holdings Corp. (a)	88,730	1,415,244
Miller Industries, Inc.	16,197	406,545
Mueller Industries, Inc.	98,286	2,931,871
Mueller Water Products, Inc. Class A	293,253	3,516,103
Navistar International Corp. New (a)(b)	114,244	3,902,575
NN, Inc.	43,595	1,111,673
Nordson Corp.	91,551	10,006,524
Omega Flex, Inc.	5,880	340,981
Oshkosh Corp.	126,887	9,465,770
PACCAR, Inc.	598,876	39,723,445
Park-Ohio Holdings Corp.	13,382	533,273
Parker Hannifin Corp.	224,266	36,082,157
Pentair PLC	293,393	18,205,036
ProPetro Holding Corp. (b)	100,689	1,158,930
Proto Labs, Inc. (a)(b)	43,461	3,120,500
RBC Bearings, Inc. (a)	41,703	4,598,590
Rexnord Corp. (a)	169,317	4,043,290
Snap-On, Inc. (b)	97,697	14,417,146
Spartan Motors, Inc.	44,931	413,365
SPX Corp. (a)	68,191	1,643,403
SPX Flow, Inc. (a)	72,709	2,433,570
Standex International Corp.	20,721	1,977,819
Stanley Black & Decker, Inc.	263,099	37,886,256
Sun Hydraulics Corp.	42,205	2,022,042
Supreme Industries, Inc. Class A	19,310	404,351
Tennant Co.	30,833	1,879,271
Terex Corp.	170,082	6,556,661
The L.S. Starrett Co. Class A	4,836	35,303
Timken Co.	116,166	5,210,045
Titan International, Inc.	99,148	850,690
Toro Co.	182,747	11,271,835
TriMas Corp. (a)	72,524	1,755,081
Trinity Industries, Inc.	263,641	7,603,406
Twin Disc, Inc. (a)(b)	8,286	143,845
Wabash National Corp. (b)	105,115	2,209,517
WABCO Holdings, Inc. (a)	85,901	12,337,102
Wabtec Corp.	148,338	10,468,213
Watts Water Technologies, Inc. Class A	51,551	3,180,697
Woodward, Inc.	92,622	6,502,991
Xerium Technologies, Inc. (a)	10,544	63,791
Xylem, Inc.	308,987	19,178,823
		808,911,704
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	143,287
Kirby Corp. (a)(b)	89,632	5,610,963
Matson, Inc.	69,658	1,797,176
		7,551,426
Professional Services - 0.4%
Acacia Research Corp. (a)	73,187	237,858
Advisory Board Co. (a)	68,427	3,643,738
Barrett Business Services, Inc.	8,858	456,896
BG Staffing, Inc. (b)	5,516	89,194
CBIZ, Inc. (a)	94,868	1,437,250
CDI Corp. (a)	12,621	103,492
Cogint, Inc. (a)(b)	74,077	362,977
CRA International, Inc.	15,589	585,055
Dun & Bradstreet Corp.	69,069	7,697,049
Equifax, Inc.	205,395	29,262,626
Exponent, Inc.	49,089	3,342,961
Franklin Covey Co. (a)	19,900	374,120
FTI Consulting, Inc. (a)	78,630	2,666,343
GP Strategies Corp. (a)	22,618	646,875
Heidrick & Struggles International, Inc.	29,141	531,823
Hill International, Inc. (a)	55,142	261,925
Hudson Global, Inc. (a)	13,947	20,502
Huron Consulting Group, Inc. (a)	39,007	1,179,962
ICF International, Inc. (a)	34,131	1,639,995
IHS Markit Ltd. (a)	539,528	25,271,492
Insperity, Inc.	32,267	2,591,040
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,108,256
Kforce, Inc.	36,597	658,746
Korn/Ferry International	104,534	3,483,073
Manpower, Inc.	113,986	12,710,579
Marathon Patent Group, Inc. (a)(b)	8,838	3,871
Mastech Digital, Inc. (a)	373	3,394
MISTRAS Group, Inc. (a)	29,557	558,923
Navigant Consulting, Inc. (a)	75,747	1,161,202
Nielsen Holdings PLC	596,445	23,171,888
On Assignment, Inc. (a)	80,032	3,817,526
Pendrell Corp. (a)	15,028	101,890
RCM Technologies, Inc. (a)	9,908	53,404
Resources Connection, Inc.	51,824	660,756
Robert Half International, Inc.	211,379	9,575,469
RPX Corp. (a)	97,220	1,269,693
TransUnion Holding Co., Inc. (a)	255,382	12,222,583
TriNet Group, Inc. (a)	66,298	2,368,828
TrueBlue, Inc. (a)	75,110	1,536,000
Verisk Analytics, Inc. (a)	260,972	21,151,781
Volt Information Sciences, Inc. (a)	6,248	19,994
WageWorks, Inc. (a)	80,292	4,733,213
Willdan Group, Inc. (a)	10,974	340,304
		183,114,546
Road & Rail - 0.9%
AMERCO	10,691	3,989,988
ArcBest Corp.	43,696	1,297,771
Avis Budget Group, Inc. (a)(b)	143,156	5,186,542
Celadon Group, Inc. (b)	62,978	314,890
Covenant Transport Group, Inc. Class A (a)	19,818	475,830
CSX Corp.	1,571,799	78,904,310
Daseke, Inc. (a)(b)	34,697	454,531
Genesee & Wyoming, Inc. Class A (a)	108,225	7,419,906
Heartland Express, Inc. (b)	91,092	2,019,510
J.B. Hunt Transport Services, Inc.	147,712	14,607,240
Kansas City Southern	182,352	18,860,667
Knight Transportation, Inc. (b)	113,018	4,413,353
Landstar System, Inc.	76,087	7,102,721
Marten Transport Ltd.	73,518	1,260,834
Norfolk Southern Corp.	494,111	59,550,258
Old Dominion Freight Lines, Inc.	117,920	11,780,208
P.A.M. Transportation Services, Inc. (a)	3,193	63,094
Patriot Transportation Holding, Inc. (a)	1,280	24,717
Roadrunner Transportation Systems, Inc. (a)	43,638	325,976
Ryder System, Inc.	90,251	7,003,478
Saia, Inc. (a)	39,382	2,227,052
Schneider National, Inc. Class B (b)	73,442	1,634,085
Swift Transporation Co. (a)(b)	138,111	3,874,014
U.S.A. Truck, Inc. (a)	7,889	87,962
Union Pacific Corp.	1,382,528	145,580,198
Universal Logistics Holdings, Inc.	12,296	204,114
Werner Enterprises, Inc. (b)	69,717	2,307,633
YRC Worldwide, Inc. (a)	47,961	642,198
		381,613,080
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,669
Air Lease Corp. Class A	168,551	6,849,913
Aircastle Ltd.	96,241	2,157,723
Applied Industrial Technologies, Inc.	64,348	3,667,836
Beacon Roofing Supply, Inc. (a)	111,136	5,234,506
BlueLinx Corp. (a)	2,338	22,819
BMC Stock Holdings, Inc. (a)	96,728	1,963,578
CAI International, Inc. (a)	29,270	907,077
DXP Enterprises, Inc. (a)	22,844	618,844
Fastenal Co. (b)	510,029	21,762,937
GATX Corp. (b)	67,450	4,086,121
H&E Equipment Services, Inc.	49,244	1,159,204
HD Supply Holdings, Inc. (a)	339,883	11,318,104
Herc Holdings, Inc. (a)(b)	42,814	1,807,607
Houston Wire & Cable Co.	15,647	89,970
Huttig Building Products, Inc. (a)	22,831	130,137
Kaman Corp.	42,373	2,077,972
Lawson Products, Inc. (a)	6,300	150,255
MRC Global, Inc. (a)	173,407	2,734,628
MSC Industrial Direct Co., Inc. Class A	88,439	6,091,678
Neff Corp. (a)	8,761	218,587
Nexeo Solutions, Inc. (a)	103,751	743,895
Now, Inc. (a)	176,983	2,063,622
Rush Enterprises, Inc. Class A (a)	64,888	2,659,759
SiteOne Landscape Supply, Inc. (a)(b)	67,882	3,410,392
Textainer Group Holdings Ltd. (b)	42,716	758,209
Titan Machinery, Inc. (a)	24,582	317,108
Triton International Ltd.	53,680	1,981,866
United Rentals, Inc. (a)	143,088	16,892,969
Univar, Inc. (a)	178,396	5,032,551
Veritiv Corp. (a)	19,444	544,432
W.W. Grainger, Inc. (b)	90,821	14,764,770
Watsco, Inc.	53,435	7,874,182
WESCO International, Inc. (a)	73,100	3,687,895
Willis Lease Finance Corp. (a)	2,668	63,498
		133,853,313
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	130,429	9,714,352
SEACOR Marine Holdings, Inc. (b)	30,560	391,474
		10,105,826

TOTAL INDUSTRIALS		4,674,762,434

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,655,820
Aerohive Networks, Inc. (a)	130,171	449,090
Applied Optoelectronics, Inc. (a)(b)	29,272	1,730,561
Arista Networks, Inc. (a)(b)	74,208	13,071,739
Arris International PLC (a)	323,592	9,015,273
Aviat Networks, Inc. (a)	5,550	85,914
Black Box Corp.	16,753	50,259
Blonder Tongue Laboratories, Inc. (a)	3,352	1,445
Brocade Communications Systems, Inc.	716,208	8,866,655
CalAmp Corp. (a)	63,415	1,175,714
Calix Networks, Inc. (a)	55,272	270,833
Carvana Co. Class A (b)	26,177	467,259
Ciena Corp. (a)(b)	238,403	5,151,889
Cisco Systems, Inc.	8,562,233	275,789,525
Clearfield, Inc. (a)(b)	16,017	195,407
CommScope Holding Co., Inc. (a)	326,580	10,796,735
Communications Systems, Inc.	4,311	15,563
Comtech Telecommunications Corp.	38,555	754,521
Dasan Zhone Solutions, Inc. (a)	1,172	7,688
Digi International, Inc. (a)	37,099	341,311
EchoStar Holding Corp. Class A (a)	85,828	5,175,428
EMCORE Corp. (a)	50,451	459,104
Extreme Networks, Inc. (a)	245,320	2,804,008
F5 Networks, Inc. (a)	110,573	13,200,205
Finisar Corp. (a)	193,129	4,664,065
Harmonic, Inc. (a)(b)	134,269	436,374
Harris Corp.	209,532	25,751,483
Infinera Corp. (a)(b)	259,331	2,193,940
InterDigital, Inc.	59,150	4,220,353
Juniper Networks, Inc.	647,360	17,951,293
KVH Industries, Inc. (a)	23,641	278,964
Lantronix, Inc. (a)	71	150
Lumentum Holdings, Inc. (a)(b)	94,599	5,377,953
Motorola Solutions, Inc.	275,488	24,276,003
NETGEAR, Inc. (a)	57,212	2,746,176
NetScout Systems, Inc. (a)	150,999	4,945,217
Network-1 Security Solutions, Inc.	21,477	81,613
Oclaro, Inc. (a)(b)	207,242	1,742,905
Optical Cable Corp. (a)	564	1,382
Palo Alto Networks, Inc. (a)	156,219	20,728,699
Parkervision, Inc. (a)(b)	10,028	19,254
PC-Tel, Inc.	11,999	77,754
Plantronics, Inc.	53,885	2,297,118
Relm Wireless Corp.	9,436	36,800
Resonant, Inc. (a)(b)	2,385	10,852
ShoreTel, Inc. (a)	114,759	854,955
Sonus Networks, Inc. (a)	82,074	567,131
Tessco Technologies, Inc.	7,287	95,460
Ubiquiti Networks, Inc. (a)(b)	44,626	2,659,263
ViaSat, Inc. (a)(b)	93,287	5,933,986
Viavi Solutions, Inc. (a)	389,051	3,906,072
Westell Technologies, Inc. Class A (a)	18,994	54,513
		483,441,674
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	523,273	42,353,717
Anixter International, Inc. (a)	51,288	3,785,054
Applied DNA Sciences, Inc. (a)(b)	18,968	39,264
Arrow Electronics, Inc. (a)	174,121	13,830,431
Avnet, Inc.	219,819	8,478,419
AVX Corp.	141,087	2,461,968
Badger Meter, Inc.	74,053	3,399,033
Bel Fuse, Inc. Class B (non-vtg.)	12,097	308,474
Belden, Inc.	76,472	5,893,697
Benchmark Electronics, Inc. (a)	73,834	2,399,605
Cardtronics PLC (a)	76,739	1,993,679
CDW Corp.	262,789	16,666,078
ClearSign Combustion Corp. (a)(b)	7,019	21,408
Cognex Corp.	154,691	16,856,678
Coherent, Inc. (a)	41,706	9,730,844
Control4 Corp. (a)	35,202	871,602
Corning, Inc.	1,571,612	45,199,561
CTS Corp.	48,442	1,089,945
CUI Global, Inc. (a)(b)	26,608	102,973
Daktronics, Inc.	49,334	475,086
Dell Technologies, Inc.	232,199	17,398,671
Dolby Laboratories, Inc. Class A	101,632	5,128,351
Echelon Corp. (a)	3,219	14,904
Electro Scientific Industries, Inc. (a)	113,580	1,399,306
eMagin Corp. (a)	5,084	10,931
ePlus, Inc. (a)	21,340	1,786,158
Fabrinet (a)	63,037	2,448,357
FARO Technologies, Inc. (a)	24,409	840,890
Fitbit, Inc. (a)(b)	275,332	1,660,252
FLIR Systems, Inc.	235,820	8,961,160
Frequency Electronics, Inc. (a)	2,550	20,349
Giga-Tronics, Inc. (a)	2,579	1,554
I. D. Systems Inc. (a)	6,071	38,490
Identiv, Inc. (a)	10,618	52,134
IEC Electronics Corp. (a)	86	356
II-VI, Inc. (a)	95,705	3,431,024
Insight Enterprises, Inc. (a)	62,606	2,509,248
Intellicheck, Inc. (a)(b)	545	1,417
IPG Photonics Corp. (a)	63,918	11,236,145
Iteris, Inc. (a)(b)	32,677	209,786
Itron, Inc. (a)	55,882	4,057,033
Jabil, Inc.	305,429	9,575,199
KEMET Corp. (a)	73,106	1,747,964
KEY Tronic Corp. (a)	6,483	46,094
Keysight Technologies, Inc. (a)	331,556	13,547,378
Kimball Electronics, Inc. (a)	30,376	578,663
Knowles Corp. (a)(b)	178,238	2,614,751
LightPath Technologies, Inc. Class A (a)	376	981
Littelfuse, Inc.	39,308	7,317,577
LRAD Corp. (a)	56,581	96,754
Luna Innovations, Inc. (a)	1,444	2,180
Maxwell Technologies, Inc. (a)	38,769	215,943
Mesa Laboratories, Inc.	4,836	660,453
Methode Electronics, Inc. Class A	56,055	2,292,650
MicroVision, Inc. (a)(b)	117,860	279,328
MTS Systems Corp. (b)	29,288	1,417,539
National Instruments Corp.	178,144	7,195,236
Neonode, Inc. (a)(b)	33,197	41,828
NetList, Inc. (a)(b)	104,599	73,219
Novanta, Inc. (a)	69,461	2,715,925
OSI Systems, Inc. (a)	28,365	2,355,997
Park Electrochemical Corp.	28,127	510,786
PC Connection, Inc.	26,383	673,030
PC Mall, Inc. (a)(b)	8,716	114,615
Perceptron, Inc. (a)	13,154	101,417
Plexus Corp. (a)	72,969	3,800,226
RadiSys Corp. (a)	34,231	53,743
Research Frontiers, Inc. (a)(b)	16,855	19,889
RF Industries Ltd.	5,778	10,400
Richardson Electronics Ltd.	23,707	132,759
Rogers Corp. (a)	31,193	3,697,930
Sanmina Corp. (a)	138,110	5,172,220
ScanSource, Inc. (a)	36,663	1,439,023
SYNNEX Corp.	50,673	6,060,998
Systemax, Inc.	23,392	571,700
TE Connectivity Ltd.	603,729	48,056,828
Tech Data Corp. (a)	55,538	6,125,286
Trimble, Inc. (a)	431,914	16,706,434
TTM Technologies, Inc. (a)(b)	135,794	1,933,707
Uni-Pixel, Inc. (a)(b)	49,445	5,444
Universal Display Corp.	75,720	9,624,012
VeriFone Systems, Inc. (a)	198,885	3,931,956
Vishay Intertechnology, Inc.	233,503	4,133,003
Vishay Precision Group, Inc. (a)	9,596	209,673
Wayside Technology Group, Inc.	1,232	18,850
Wireless Telecom Group, Inc. (a)	11,200	16,464
Zebra Technologies Corp. Class A (a)	89,788	9,256,245
		412,316,329
Internet Software & Services - 4.4%
2U, Inc. (a)(b)	68,060	3,409,806
Actua Corp. (a)(b)	58,635	750,528
Akamai Technologies, Inc. (a)	294,471	13,884,308
Alarm.com Holdings, Inc. (a)(b)	24,291	1,091,152
Alphabet, Inc.:
Class A (a)	508,559	485,795,899
Class C (a)	512,009	480,945,414
Amber Road, Inc. (a)	55,819	449,901
Angie's List, Inc. (a)(b)	57,858	703,553
AppFolio, Inc. (a)	18,857	808,965
Apptio, Inc. Class A	10,079	179,406
Autobytel, Inc. (a)	9,434	68,491
Bankrate, Inc. (a)	83,183	1,152,085
Bazaarvoice, Inc. (a)	201,642	957,800
Benefitfocus, Inc. (a)	24,805	765,234
BlackLine, Inc. (b)	26,716	824,723
Blucora, Inc. (a)	67,133	1,530,632
Box, Inc. Class A (a)	112,627	2,209,742
Brightcove, Inc. (a)	59,246	417,684
BroadVision, Inc. (a)	490	1,936
Carbonite, Inc. (a)(b)	40,379	807,580
Care.com, Inc. (a)	25,585	383,007
ChannelAdvisor Corp. (a)	32,537	377,429
Cloudera, Inc. (b)	72,946	1,415,152
CommerceHub, Inc.:
Series A (a)	21,320	472,664
Series C (a)	54,178	1,150,199
Cornerstone OnDemand, Inc. (a)	79,186	2,769,926
CoStar Group, Inc. (a)	54,807	15,708,782
Coupa Software, Inc.	54,059	1,646,637
Determine, Inc. (a)	552	1,110
DHI Group, Inc. (a)	141,360	275,652
eBay, Inc. (a)	1,720,569	62,164,158
eGain Communications Corp. (a)	8,558	14,549
Endurance International Group Holdings, Inc. (a)	119,063	916,785
Envestnet, Inc. (a)	69,312	3,080,918
Facebook, Inc. Class A (a)	4,046,445	695,867,147
Five9, Inc. (a)	81,974	1,762,441
GlowPoint, Inc. (a)	18,770	5,068
GoDaddy, Inc. (a)(b)	96,243	4,313,611
Gogo, Inc. (a)(b)	109,584	1,535,272
GrubHub, Inc. (a)(b)	145,837	8,325,834
GTT Communications, Inc. (a)	50,744	1,611,122
Hortonworks, Inc. (a)	69,183	1,175,419
IAC/InterActiveCorp (a)	125,109	14,201,123
Instructure, Inc. (a)	8,268	244,733
Internap Network Services Corp. (a)(b)	99,683	445,583
Inuvo, Inc. (a)	9,640	9,833
iPass, Inc. (a)	33,662	18,851
j2 Global, Inc. (b)	83,229	6,265,479
Leaf Group Ltd. (a)	19,244	136,632
Limelight Networks, Inc. (a)	85,727	307,760
Liquidity Services, Inc. (a)	37,923	216,161
LivePerson, Inc. (a)	99,233	1,329,722
LogMeIn, Inc.	88,256	10,096,486
Marchex, Inc. Class B (a)	28,685	88,637
Marin Software, Inc. (a)	9,976	11,472
Match Group, Inc. (a)(b)	78,674	1,711,160
MaxPoint Interactive, Inc. (a)	1,466	20,099
MeetMe, Inc. (a)(b)	113,904	446,504
MINDBODY, Inc. (a)(b)	51,352	1,214,475
MuleSoft, Inc. Class A (b)	52,013	1,133,883
New Relic, Inc. (a)	60,180	2,882,622
NIC, Inc.	110,917	1,813,493
NumereX Corp. Class A (a)	13,747	53,476
Nutanix, Inc. Class A (b)	87,220	1,918,840
Okta, Inc. (b)	46,160	1,245,858
Ominto, Inc. (a)(b)	11,014	35,796
Pandora Media, Inc. (a)(b)	408,712	3,453,616
Q2 Holdings, Inc. (a)	48,710	1,977,626
QuinStreet, Inc. (a)	38,666	206,863
Qumu Corp. (a)	6,017	16,908
Quotient Technology, Inc. (a)(b)	132,658	1,989,870
Reis, Inc.	8,134	139,091
Rocket Fuel, Inc. (a)(b)	59,472	154,032
SecureWorks Corp. (a)(b)	18,872	193,061
Shutterstock, Inc. (a)(b)	29,764	999,475
Spark Networks, Inc. (a)(b)	16,620	20,775
SPS Commerce, Inc. (a)	30,117	1,834,728
Stamps.com, Inc. (a)(b)	27,053	5,173,886
Support.com, Inc. (a)	39,218	92,554
Synacor, Inc. (a)(b)	20,037	46,085
TechTarget, Inc. (a)	23,593	234,514
The Trade Desk, Inc. (b)	37,435	1,982,932
Travelzoo, Inc. (a)	5,383	43,871
Tremor Video, Inc. (a)	17,986	63,311
TrueCar, Inc. (a)(b)	124,192	2,105,054
Twilio, Inc. Class A (a)(b)	42,402	1,241,531
Twitter, Inc. (a)	1,064,350	17,998,159
VeriSign, Inc. (a)(b)	147,930	15,347,738
Web.com Group, Inc. (a)(b)	88,964	2,250,789
WebMD Health Corp. (a)(b)	69,214	4,598,578
XO Group, Inc. (a)	81,695	1,521,161
Yelp, Inc. (a)(b)	104,237	4,440,496
Yext, Inc. (b)	22,445	292,009
YuMe, Inc.	101,833	497,963
Zillow Group, Inc.:
Class A (a)	72,361	2,888,651
Class C (a)(b)	192,635	7,632,199
		1,927,013,925
IT Services - 3.8%
Accenture PLC Class A	1,060,760	138,704,978
Acxiom Corp. (a)	136,727	3,184,372
Alliance Data Systems Corp.	94,701	21,355,076
Amdocs Ltd.	273,648	17,729,654
Automatic Data Processing, Inc.	763,935	81,336,159
Black Knight Financial Services, Inc. Class A (a)(b)	45,984	1,958,918
Blackhawk Network Holdings, Inc. (a)	93,800	4,202,240
Booz Allen Hamilton Holding Corp. Class A	251,437	8,576,516
Broadridge Financial Solutions, Inc.	205,695	16,070,950
CACI International, Inc. Class A (a)	43,520	5,648,896
Cartesian, Inc. (a)	206	102
Cass Information Systems, Inc.	15,060	921,973
Cognizant Technology Solutions Corp. Class A	1,007,698	71,314,787
Computer Task Group, Inc.	11,646	61,724
Conduent, Inc.	300,582	4,962,609
Convergys Corp.	164,874	3,874,539
CoreLogic, Inc. (a)	146,089	6,861,800
CSG Systems International, Inc.	60,961	2,359,800
CSP, Inc.	3,696	37,367
CSRA, Inc.	246,056	7,753,225
DST Systems, Inc.	112,242	5,761,382
DXC Technology Co.	482,546	41,016,410
Edgewater Technology, Inc. (a)	2,875	18,400
EPAM Systems, Inc. (a)	77,553	6,307,385
Euronet Worldwide, Inc. (a)	88,098	8,657,390
Everi Holdings, Inc. (a)	99,354	766,019
EVERTEC, Inc.	105,730	1,945,432
ExlService Holdings, Inc. (a)	59,903	3,371,341
Fidelity National Information Services, Inc.	560,193	52,053,134
First Data Corp. Class A (a)	335,780	6,181,710
Fiserv, Inc. (a)	363,868	45,014,110
FleetCor Technologies, Inc. (a)	157,293	22,614,015
Forrester Research, Inc.	17,100	696,825
Gartner, Inc. (a)	154,792	18,666,367
Genpact Ltd.	232,461	6,613,515
Global Payments, Inc.	258,559	24,689,799
Hackett Group, Inc.	39,872	544,652
IBM Corp.	1,465,294	209,581,001
Information Services Group, Inc. (a)	18,000	67,500
Innodata, Inc. (a)	14,010	21,716
Jack Henry & Associates, Inc.	139,152	14,342,397
Leidos Holdings, Inc.	242,832	14,161,962
ManTech International Corp. Class A	47,385	1,905,825
MasterCard, Inc. Class A	1,606,433	214,137,519
Mattersight Corp. (a)(b)	9,437	22,177
Maximus, Inc.	109,431	6,651,216
ModusLink Global Solutions, Inc. (a)(b)	31,030	49,648
MoneyGram International, Inc. (a)	66,937	1,054,927
Paychex, Inc.	545,609	31,116,081
PayPal Holdings, Inc. (a)	1,912,306	117,951,034
Perficient, Inc. (a)	51,600	944,280
PFSweb, Inc. (a)	22,457	176,961
Planet Payment, Inc. (a)	40,113	158,847
Presidio, Inc. (b)	95,619	1,330,060
PRG-Schultz International, Inc. (a)	36,569	246,841
Sabre Corp. (b)	349,079	6,437,017
Science Applications International Corp.	74,228	5,483,965
ServiceSource International, Inc. (a)	93,929	330,630
Square, Inc. (a)	45,912	1,198,762
StarTek, Inc. (a)	15,709	186,937
Sykes Enterprises, Inc. (a)	68,849	1,835,514
Syntel, Inc. (b)	56,060	1,012,444
Teletech Holdings, Inc.	29,721	1,179,924
Teradata Corp. (a)(b)	220,606	7,041,744
The Western Union Co.	833,977	15,778,845
Total System Services, Inc.	282,084	19,497,646
Travelport Worldwide Ltd.	241,707	3,659,444
Unisys Corp. (a)(b)	68,286	529,217
Vantiv, Inc. (a)	274,434	19,399,739
Virtusa Corp. (a)	48,896	1,775,903
Visa, Inc. Class A	3,160,024	327,125,684
WEX, Inc. (a)	68,406	7,465,831
WidePoint Corp. (a)	71,654	38,693
		1,675,731,502
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (a)(b)	24,135	1,178,512
Advanced Energy Industries, Inc. (a)	70,933	5,216,413
Advanced Micro Devices, Inc. (a)(b)	1,322,156	17,188,028
AEHR Test Systems (a)	18,931	63,608
Alpha & Omega Semiconductor Ltd. (a)	32,383	514,242
Amkor Technology, Inc. (a)	223,902	1,965,860
Amtech Systems, Inc. (a)	13,719	151,595
Analog Devices, Inc.	632,839	52,949,639
Applied Materials, Inc.	1,825,017	82,344,767
Axcelis Technologies, Inc. (a)	45,794	957,095
AXT, Inc. (a)(b)	68,422	533,692
Broadcom Ltd.	687,438	173,282,497
Brooks Automation, Inc.	126,012	3,285,133
Cabot Microelectronics Corp.	44,714	3,202,417
Cavium, Inc. (a)	113,279	7,171,693
Ceva, Inc. (a)	37,331	1,513,772
Cirrus Logic, Inc. (a)	109,205	6,331,706
Cohu, Inc.	83,996	1,575,765
Cree, Inc. (a)(b)	179,530	4,367,965
CVD Equipment Corp. (a)(b)	24,298	267,278
CyberOptics Corp. (a)(b)	9,251	140,153
Cypress Semiconductor Corp. (b)	556,739	7,621,757
Diodes, Inc. (a)	66,747	1,878,261
DSP Group, Inc. (a)	64,723	770,204
Entegris, Inc. (a)	244,281	6,216,951
Experi Corp.	89,409	2,436,395
First Solar, Inc. (a)(b)	134,619	6,321,708
FormFactor, Inc. (a)	123,711	1,868,036
GSI Technology, Inc. (a)	18,344	121,804
Ichor Holdings Ltd.	29,846	682,876
Impinj, Inc. (a)(b)	14,583	557,654
Inphi Corp. (a)(b)	64,122	2,455,231
Integrated Device Technology, Inc. (a)	224,546	5,548,532
Intel Corp.	8,073,812	283,148,587
Intermolecular, Inc. (a)	6,975	5,999
Intest Corp. (a)	2,175	16,421
IXYS Corp. (a)	67,452	1,551,396
KLA-Tencor Corp.	267,440	25,056,454
Kopin Corp. (a)(b)	88,411	355,412
Kulicke & Soffa Industries, Inc. (a)	125,107	2,380,786
Lam Research Corp.	272,876	45,291,958
Lattice Semiconductor Corp. (a)	220,983	1,248,554
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	62,646	2,852,899
Marvell Technology Group Ltd.	752,545	13,478,081
Maxim Integrated Products, Inc.	484,561	22,609,616
MaxLinear, Inc. Class A (a)	86,669	1,872,050
Microchip Technology, Inc. (b)	388,920	33,758,256
Micron Technology, Inc. (a)	1,773,384	56,695,086
Microsemi Corp. (a)	202,154	10,184,519
MKS Instruments, Inc.	93,742	7,719,654
Monolithic Power Systems, Inc.	69,641	7,056,026
MoSys, Inc. (a)(b)	6,042	5,861
Nanometrics, Inc. (a)	38,377	989,743
NeoPhotonics Corp. (a)(b)	44,702	261,507
NVE Corp.	7,985	605,582
NVIDIA Corp.	1,018,180	172,520,419
ON Semiconductor Corp. (a)	717,972	12,262,962
PDF Solutions, Inc. (a)(b)	47,788	725,900
Photronics, Inc. (a)	101,617	802,774
Pixelworks, Inc. (a)(b)	22,798	109,430
Power Integrations, Inc.	52,203	3,802,989
Qorvo, Inc. (a)(b)	214,691	15,719,675
Qualcomm, Inc.	2,530,781	132,283,923
QuickLogic Corp. (a)(b)	142,208	190,559
Rambus, Inc. (a)	201,505	2,613,520
Rubicon Technology, Inc. (a)(b)	2,504	20,508
Rudolph Technologies, Inc. (a)	69,669	1,546,652
Semtech Corp. (a)	111,258	4,183,301
Sevcon, Inc. (a)	2,938	64,577
Sigma Designs, Inc. (a)	51,095	319,344
Silicon Laboratories, Inc. (a)	73,360	5,568,024
Skyworks Solutions, Inc.	316,117	33,306,087
SolarEdge Technologies, Inc. (a)	54,440	1,456,270
SunPower Corp. (a)(b)	97,783	864,402
Synaptics, Inc. (a)(b)	56,125	2,333,116
Teradyne, Inc.	339,570	12,092,088
Texas Instruments, Inc.	1,696,527	140,506,366
Ultra Clean Holdings, Inc. (a)	60,588	1,397,765
Veeco Instruments, Inc. (a)	86,705	1,638,725
Versum Materials, Inc.	188,451	6,959,495
Xcerra Corp. (a)	98,441	966,691
Xilinx, Inc.	430,246	28,422,051
		1,500,503,299
Software - 5.0%
8x8, Inc. (a)	162,409	2,298,087
A10 Networks, Inc. (a)	73,118	478,923
ACI Worldwide, Inc. (a)	200,153	4,555,482
Activision Blizzard, Inc.	1,183,120	77,565,347
Adobe Systems, Inc. (a)	841,242	130,527,109
Agilysys, Inc. (a)	38,149	392,553
American Software, Inc. Class A	55,166	607,378
ANSYS, Inc. (a)	144,955	18,673,103
Aspen Technology, Inc. (a)	131,521	8,318,703
Asure Software, Inc. (a)(b)	8,721	100,989
Autodesk, Inc. (a)	329,727	37,740,552
Barracuda Networks, Inc. (a)	58,271	1,410,741
Blackbaud, Inc.	80,900	6,828,769
Bottomline Technologies, Inc. (a)	62,280	1,887,707
BroadSoft, Inc. (a)(b)	53,585	2,655,137
BSQUARE Corp. (a)	11,182	55,910
CA Technologies, Inc.	535,355	17,763,079
Cadence Design Systems, Inc. (a)	470,063	18,468,775
Callidus Software, Inc. (a)	115,529	2,974,872
CDK Global, Inc.	250,362	16,148,349
Citrix Systems, Inc. (a)	260,051	20,338,589
CommVault Systems, Inc. (a)	75,089	4,584,183
Datawatch Corp. (a)	9,730	100,219
Digimarc Corp. (a)(b)	18,523	572,361
Digital Turbine, Inc. (a)(b)	41,910	48,616
Document Security Systems, Inc. (a)	4,956	3,271
Ebix, Inc.	35,461	2,046,100
Electronic Arts, Inc. (a)	528,943	64,266,575
Ellie Mae, Inc. (a)	59,098	4,903,952
Everbridge, Inc.	29,747	689,238
Evolving Systems, Inc. (a)	4,973	23,622
Exa Corp. (a)	15,758	226,127
Fair Isaac Corp.	53,660	7,553,182
FalconStor Software, Inc. (a)(b)	37,427	13,474
FireEye, Inc. (a)(b)	276,277	4,080,611
Form Holdings Corp. (a)(b)	9,862	12,032
Fortinet, Inc. (a)	253,763	9,693,747
Gigamon, Inc. (a)	53,853	2,312,986
Glu Mobile, Inc. (a)(b)	173,754	632,465
GSE Systems, Inc. (a)	388	1,086
Guidance Software, Inc. (a)	26,710	189,107
Guidewire Software, Inc. (a)	129,374	9,794,906
HubSpot, Inc. (a)(b)	54,014	3,961,927
Imperva, Inc. (a)	51,764	2,311,263
Inseego Corp. (b)	35,452	49,987
Intuit, Inc.	414,561	58,639,653
Manhattan Associates, Inc. (a)	127,067	5,343,167
Microsoft Corp.	13,229,954	989,203,661
MicroStrategy, Inc. Class A (a)	16,727	2,157,783
Mitek Systems, Inc. (a)	45,058	457,339
MobileIron, Inc. (a)	70,668	268,538
Model N, Inc. (a)	64,636	875,818
Monotype Imaging Holdings, Inc.	66,977	1,222,330
NetSol Technologies, Inc. (a)	10,165	45,743
Nuance Communications, Inc. (a)	427,719	6,873,444
Oracle Corp.	5,148,287	259,113,285
Parametric Technology Corp. (a)	196,550	11,006,800
Park City Group, Inc. (a)(b)	18,083	227,846
Paycom Software, Inc. (a)(b)	65,084	4,855,917
Paylocity Holding Corp. (a)	39,896	1,960,489
Pegasystems, Inc.	63,152	3,634,398
Polarityte, Inc. (a)(b)	5,861	170,496
Progress Software Corp.	78,882	2,648,858
Proofpoint, Inc. (a)(b)	71,790	6,587,450
PROS Holdings, Inc. (a)	40,708	1,072,249
QAD, Inc.:
Class A	10,065	339,191
Class B	4,298	115,960
Qualys, Inc. (a)	50,519	2,399,653
Rapid7, Inc. (a)	27,175	458,171
RealNetworks, Inc. (a)	28,670	114,393
RealPage, Inc. (a)	95,369	4,110,404
Red Hat, Inc. (a)	303,397	32,615,178
RingCentral, Inc. (a)	109,308	4,629,194
Rosetta Stone, Inc. (a)	22,826	209,999
Salesforce.com, Inc. (a)	1,141,898	109,039,840
SeaChange International, Inc. (a)	36,866	96,220
ServiceNow, Inc. (a)	298,950	34,735,001
Silver Spring Networks, Inc. (a)(b)	66,256	838,801
SITO Mobile Ltd. (a)(b)	17,979	76,950
Smith Micro Software, Inc. (a)	10,363	11,296
Sonic Foundry, Inc. (a)	155	529
Splunk, Inc. (a)(b)	236,248	15,849,878
SS&C Technologies Holdings, Inc.	293,141	11,347,488
Symantec Corp.	1,047,401	31,401,082
Synchronoss Technologies, Inc. (a)	70,331	1,180,857
Synopsys, Inc. (a)	254,413	20,459,893
Tableau Software, Inc. (a)(b)	103,158	7,476,892
Take-Two Interactive Software, Inc. (a)	184,465	18,038,832
TeleNav, Inc. (a)	46,856	304,564
The Rubicon Project, Inc. (a)	59,339	223,115
TiVo Corp.	211,366	3,867,998
Tyler Technologies, Inc. (a)	58,649	10,134,547
Ultimate Software Group, Inc. (a)(b)	52,907	10,629,016
Upland Software, Inc. (a)	13,813	317,699
Varonis Systems, Inc. (a)	31,174	1,209,551
Vasco Data Security International, Inc. (a)	48,861	613,206
Verint Systems, Inc. (a)	104,276	4,139,757
VirnetX Holding Corp. (a)(b)	93,723	374,892
VMware, Inc. Class A (a)(b)	121,491	13,133,177
Workday, Inc. Class A (a)(b)	222,931	24,453,301
Workiva, Inc. (a)	31,679	639,916
Zedge, Inc. (a)	14,921	26,858
Zendesk, Inc. (a)	130,945	3,587,893
Zix Corp. (a)	69,803	370,654
Zynga, Inc. (a)	1,392,357	5,221,339
		2,219,019,640
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	180,858	2,271,576
Apple, Inc.	8,935,155	1,465,365,349
Astro-Med, Inc.	4,606	62,642
Avid Technology, Inc. (a)(b)	38,570	170,094
Concurrent Computer Corp.	6,675	42,186
CPI Card Group (b)	22,281	21,396
Cray, Inc. (a)	76,017	1,432,920
Diebold Nixdorf, Inc.	123,985	2,535,493
Eastman Kodak Co. (a)(b)	64,018	496,140
Electronics for Imaging, Inc. (a)(b)	82,143	2,921,005
Everspin Technologies, Inc. (b)	9,978	162,641
Hewlett Packard Enterprise Co.	2,841,574	51,318,826
HP, Inc.	2,885,248	55,050,532
Immersion Corp. (a)(b)	59,681	436,865
Intevac, Inc. (a)	29,097	264,783
NCR Corp. (a)	216,399	7,905,055
NetApp, Inc.	460,042	17,785,224
Pure Storage, Inc. Class A (a)(b)	153,259	2,282,027
Quantum Corp. (a)(b)	41,835	230,511
Seagate Technology LLC (b)	503,012	15,859,968
Super Micro Computer, Inc. (a)(b)	65,674	1,748,570
Transact Technologies, Inc.	3,411	33,257
U.S.A. Technologies, Inc. (a)(b)	68,908	375,549
Western Digital Corp.	496,255	43,804,429
Xerox Corp.	371,484	11,987,789
Xplore Technologies Corp. (a)	2,067	6,552
		1,684,571,379

TOTAL INFORMATION TECHNOLOGY		9,902,597,748

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,371,010
Advanced Emissions Solutions, Inc. (b)	57,241	594,162
AdvanSix, Inc.	52,136	1,664,702
AgroFresh Solutions, Inc. (a)(b)	38,931	277,189
Air Products & Chemicals, Inc.	375,812	54,631,790
Albemarle Corp. U.S.	190,401	22,136,020
American Vanguard Corp.	44,829	907,787
Ashland Global Holdings, Inc.	107,479	6,669,072
Axalta Coating Systems (a)	374,838	11,065,218
Balchem Corp.	53,639	4,020,779
BioAmber, Inc. (a)(b)	17,794	7,776
Cabot Corp.	106,306	5,600,200
Calgon Carbon Corp.	83,129	1,014,174
Celanese Corp. Class A	237,507	23,042,929
CF Industries Holdings, Inc.	394,832	11,446,180
Chase Corp.	19,479	1,821,287
Codexis, Inc. (a)	42,409	235,370
Core Molding Technologies, Inc.	10,858	223,349
Eastman Chemical Co.	259,233	22,345,885
Ecolab, Inc.	447,379	59,635,621
Ferro Corp. (a)	133,620	2,574,857
Flotek Industries, Inc. (a)(b)	98,612	510,810
FMC Corp.	228,847	19,731,188
FutureFuel Corp.	37,844	510,137
H.B. Fuller Co.	88,055	4,419,480
Hawkins, Inc.	13,930	496,605
Huntsman Corp.	335,090	8,903,341
Ingevity Corp. (a)	71,031	4,472,822
Innophos Holdings, Inc.	32,175	1,469,111
Innospec, Inc.	41,822	2,321,121
International Flavors & Fragrances, Inc.	134,797	18,446,969
Intrepid Potash, Inc. (a)(b)	199,844	741,421
KMG Chemicals, Inc.	10,303	494,750
Koppers Holdings, Inc. (a)	34,144	1,338,445
Kraton Performance Polymers, Inc. (a)	55,754	1,830,404
Kronos Worldwide, Inc.	34,238	716,601
LSB Industries, Inc. (a)(b)	28,693	175,027
LyondellBasell Industries NV Class A	566,829	51,349,039
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,727
Minerals Technologies, Inc.	58,663	3,754,432
Monsanto Co.	754,490	88,426,228
NewMarket Corp.	16,721	6,997,906
Olin Corp.	276,573	8,913,948
OMNOVA Solutions, Inc. (a)	52,644	458,003
Platform Specialty Products Corp. (a)(b)	374,823	4,377,933
PolyOne Corp.	144,671	5,228,410
PPG Industries, Inc.	437,630	45,653,562
Praxair, Inc.	486,123	63,944,619
Quaker Chemical Corp.	22,939	3,193,568
Rayonier Advanced Materials, Inc.	82,695	1,134,575
RPM International, Inc.	226,844	11,108,551
Senomyx, Inc. (a)	66,138	40,020
Sensient Technologies Corp.	86,306	6,226,978
Sherwin-Williams Co.	137,857	46,770,744
Stepan Co.	34,404	2,661,493
The Chemours Co. LLC	310,949	15,258,267
The Dow Chemical Co.	3,839,123	255,877,548
The Mosaic Co.	596,228	11,912,635
The Scotts Miracle-Gro Co. Class A	77,671	7,424,571
Trecora Resources (a)	28,770	349,556
Tredegar Corp.	71,882	1,171,677
Trinseo SA	75,141	5,026,933
Tronox Ltd. Class A	110,795	2,292,349
Valhi, Inc.	35,553	77,506
Valvoline, Inc.	351,998	7,494,037
W.R. Grace & Co.	111,862	7,995,896
Westlake Chemical Corp.	64,435	4,955,696
Yield10 Bioscience, Inc. (a)(b)	693	1,864
		967,960,860
Construction Materials - 0.1%
Eagle Materials, Inc.	85,683	8,332,672
Forterra, Inc. (b)	32,917	109,284
Foundation Building Materials, Inc.	21,184	276,663
Martin Marietta Materials, Inc.	109,383	23,188,102
Summit Materials, Inc.	172,319	5,090,303
U.S. Concrete, Inc. (a)(b)	26,762	2,142,298
United States Lime & Minerals, Inc.	2,200	175,890
Vulcan Materials Co.	223,084	27,051,166
		66,366,378
Containers & Packaging - 0.5%
Aptargroup, Inc.	119,670	10,005,609
Avery Dennison Corp.	149,434	14,085,649
Ball Corp.	589,483	23,573,425
Bemis Co., Inc.	156,089	6,650,952
Berry Global Group, Inc. (a)	220,167	12,382,192
Crown Holdings, Inc. (a)	233,058	13,757,414
Graphic Packaging Holding Co.	529,162	6,905,564
Greif, Inc. Class A	63,236	3,822,616
International Paper Co.	704,583	37,955,886
Myers Industries, Inc.	29,894	562,007
Owens-Illinois, Inc. (a)	264,706	6,522,356
Packaging Corp. of America	160,703	18,064,624
Sealed Air Corp.	328,644	14,585,221
Silgan Holdings, Inc.	135,972	4,091,397
Sonoco Products Co.	183,166	8,839,591
UFP Technologies, Inc. (a)	14,187	377,374
WestRock Co.	427,751	24,343,309
		206,525,186
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	525,512	2,942,867
Alcoa Corp.	248,002	10,882,328
Allegheny Technologies, Inc. (b)	174,474	3,634,293
Ampco-Pittsburgh Corp.	10,414	160,376
Atkore International Group, Inc. (a)	35,003	583,150
Carpenter Technology Corp.	80,027	3,243,494
Century Aluminum Co. (a)(b)	86,859	1,695,488
Cliffs Natural Resources, Inc. (a)(b)	454,481	3,799,461
Coeur d'Alene Mines Corp. (a)	297,840	2,606,100
Commercial Metals Co.	192,032	3,627,484
Compass Minerals International, Inc.	56,608	3,781,414
Comstock Mining, Inc. (a)	56,723	10,545
Freeport-McMoRan, Inc. (a)	2,260,613	33,411,860
Friedman Industries	2,001	11,346
General Moly, Inc. (a)	60,513	26,414
Gold Resource Corp.	109,163	435,560
Golden Minerals Co. (a)(b)	71,014	38,561
Handy & Harman Ltd. (a)	5,646	184,624
Haynes International, Inc.	18,364	561,020
Hecla Mining Co.	683,190	3,607,243
Kaiser Aluminum Corp.	27,980	2,695,034
Materion Corp.	30,858	1,178,776
McEwen Mining, Inc. (b)	403,016	1,035,751
Newmont Mining Corp.	915,669	35,106,749
Nucor Corp.	538,845	29,695,748
Olympic Steel, Inc.	12,703	231,830
Paramount Gold Nevada Corp. (a)	7,958	12,176
Pershing Gold Corp. (a)(b)	31,696	96,039
Real Industries, Inc. (a)(b)	30,069	51,117
Reliance Steel & Aluminum Co.	131,422	9,517,581
Royal Gold, Inc.	110,834	10,338,596
Ryerson Holding Corp. (a)	30,039	258,335
Schnitzer Steel Industries, Inc. Class A	47,241	1,270,783
Solitario Exploration & Royalty Corp. (a)	18,115	12,681
Steel Dynamics, Inc.	413,913	14,259,303
SunCoke Energy, Inc. (a)	99,267	925,168
Synalloy Corp. (a)	8,615	97,780
TimkenSteel Corp. (a)(b)	69,807	1,035,238
U.S. Antimony Corp. (a)	24,962	7,988
U.S. Gold Corp. (a)	46	111
United States Steel Corp. (b)	307,753	8,189,307
Universal Stainless & Alloy Products, Inc. (a)	6,659	120,728
Worthington Industries, Inc.	71,924	3,593,323
		194,973,770
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,913,010
Clearwater Paper Corp. (a)	29,564	1,374,726
Deltic Timber Corp.	17,765	1,386,381
Domtar Corp.	128,751	5,206,690
Kapstone Paper & Packaging Corp.	150,928	3,376,259
Louisiana-Pacific Corp. (a)	261,592	6,665,364
Mercer International, Inc. (SBI)	60,804	671,884
Neenah Paper, Inc.	27,129	2,095,715
P.H. Glatfelter Co.	69,408	1,202,147
Rentech, Inc. (a)	27,522	7,321
Resolute Forest Products (a)	146,819	726,754
Schweitzer-Mauduit International, Inc.	48,432	1,837,026
Verso Corp. (b)	59,171	314,790
		26,778,067

TOTAL MATERIALS		1,462,604,261

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust (SBI)	161,267	4,626,750
Agree Realty Corp.	50,269	2,519,482
Alexanders, Inc.	6,076	2,543,960
Alexandria Real Estate Equities, Inc.	159,183	19,310,490
Altisource Residential Corp. Class B	86,977	1,053,291
American Assets Trust, Inc.	89,595	3,639,349
American Campus Communities, Inc.	225,191	10,716,840
American Homes 4 Rent Class A	382,812	8,483,114
American Tower Corp.	728,593	107,868,194
Apartment Investment & Management Co. Class A	262,560	11,901,845
Apple Hospitality (REIT), Inc.	276,107	5,019,625
Armada Hoffler Properties, Inc.	73,011	976,157
Ashford Hospitality Prime, Inc.	47,533	457,267
Ashford Hospitality Trust, Inc.	123,613	767,637
AvalonBay Communities, Inc.	234,204	43,967,117
Bluerock Residential Growth (REIT), Inc.	90,320	914,942
Boston Properties, Inc.	262,495	31,656,897
Brandywine Realty Trust (SBI)	276,702	4,753,740
Brixmor Property Group, Inc.	452,816	8,476,716
BRT Realty Trust (a)	189,164	1,471,696
Camden Property Trust (SBI)	145,586	13,027,035
CareTrust (REIT), Inc.	113,682	2,192,926
CatchMark Timber Trust, Inc.	100,692	1,160,979
CBL & Associates Properties, Inc. (b)	283,674	2,269,392
Cedar Realty Trust, Inc.	134,023	675,476
Chatham Lodging Trust	57,137	1,158,738
Chesapeake Lodging Trust	98,722	2,526,296
City Office REIT, Inc.	67,579	864,335
Clipper Realty, Inc. (b)	6,962	77,696
Colony NorthStar, Inc. (b)	925,392	12,131,889
Columbia Property Trust, Inc.	198,850	4,175,850
Communications Sales & Leasing, Inc.	267,108	5,144,500
Community Healthcare Trust, Inc.	41,798	1,110,155
Condor Hospitality Trust, Inc.	108	1,130
CorEnergy Infrastructure Trust, Inc. (b)	14,135	461,225
CoreSite Realty Corp.	56,759	6,740,699
Corporate Office Properties Trust (SBI)	181,324	6,048,969
Corrections Corp. of America	203,536	5,454,765
Cousins Properties, Inc.	673,063	6,293,139
Crown Castle International Corp.	687,025	74,500,991
CubeSmart	296,680	7,313,162
CyrusOne, Inc.	130,176	8,204,993
DCT Industrial Trust, Inc.	161,523	9,424,867
DDR Corp.	536,213	5,190,542
DiamondRock Hospitality Co.	332,744	3,656,857
Digital Realty Trust, Inc.	272,874	32,291,909
Douglas Emmett, Inc.	264,925	10,321,478
Duke Realty Corp.	603,073	17,923,330
DuPont Fabros Technology, Inc.	130,007	8,367,251
Easterly Government Properties, Inc. (b)	30,760	617,046
EastGroup Properties, Inc.	54,382	4,832,385
Education Realty Trust, Inc.	129,203	4,992,404
Empire State Realty Trust, Inc.	218,080	4,437,928
EPR Properties	106,196	7,397,613
Equinix, Inc.	132,832	62,219,837
Equity Commonwealth (a)	213,360	6,601,358
Equity Lifestyle Properties, Inc.	141,492	12,614,012
Equity Residential (SBI)	620,908	41,693,972
Essex Property Trust, Inc.	111,421	29,634,643
Extra Space Storage, Inc. (b)	213,703	16,589,764
Farmland Partners, Inc. (b)	105,443	934,225
Federal Realty Investment Trust (SBI)	126,706	16,082,793
FelCor Lodging Trust, Inc.	200,216	1,461,577
First Industrial Realty Trust, Inc.	184,151	5,704,998
First Potomac Realty Trust	85,240	948,721
Forest City Realty Trust, Inc. Class A	359,272	8,608,157
Four Corners Property Trust, Inc.	103,212	2,622,617
Franklin Street Properties Corp.	176,797	1,762,666
Gaming & Leisure Properties	346,079	13,562,836
General Growth Properties, Inc.	1,017,602	21,115,242
Getty Realty Corp.	48,238	1,329,439
Gladstone Commercial Corp.	76,606	1,639,368
Gladstone Land Corp.	8,000	111,360
Global Net Lease, Inc.	83,478	1,808,133
Government Properties Income Trust	163,137	3,026,191
Gramercy Property Trust	249,250	7,592,155
HCP, Inc.	798,555	23,804,925
Healthcare Realty Trust, Inc.	211,777	7,047,939
Healthcare Trust of America, Inc.	317,837	9,875,196
Hersha Hospitality Trust	71,283	1,321,587
Highwoods Properties, Inc. (SBI)	169,915	8,874,660
Hospitality Properties Trust (SBI)	292,755	8,009,777
Host Hotels & Resorts, Inc.	1,241,687	22,499,368
Hudson Pacific Properties, Inc.	249,715	8,240,595
Independence Realty Trust, Inc.	102,753	1,057,328
InfraReit, Inc.	82,809	1,862,374
Investors Real Estate Trust	202,786	1,273,496
Invitation Homes, Inc. (b)	138,858	3,213,174
Iron Mountain, Inc.	427,140	16,837,859
iStar Financial, Inc. (a)(b)	102,599	1,191,174
JBG SMITH Properties	143,795	4,706,410
Jernigan Capital, Inc. (b)	21,201	412,147
Kilroy Realty Corp.	169,012	11,700,701
Kimco Realty Corp.	718,168	14,090,456
Kite Realty Group Trust	145,444	2,926,333
Lamar Advertising Co. Class A (b)	144,792	9,637,356
LaSalle Hotel Properties (SBI)	187,702	5,326,983
Lexington Corporate Properties Trust	345,008	3,401,779
Liberty Property Trust (SBI)	243,797	10,385,752
Life Storage, Inc.	80,608	5,931,943
LTC Properties, Inc.	62,032	3,016,616
Mack-Cali Realty Corp.	154,097	3,527,280
MedEquities Realty Trust, Inc.	56,982	653,584
Medical Properties Trust, Inc.	636,344	8,374,287
Mid-America Apartment Communities, Inc.	193,973	20,650,366
Monmouth Real Estate Investment Corp. Class A	107,747	1,750,889
Monogram Residential Trust, Inc.	273,079	3,276,948
National Health Investors, Inc.	85,662	6,868,379
National Retail Properties, Inc. (b)	250,989	10,498,870
National Storage Affiliates Trust	66,569	1,485,820
New Senior Investment Group, Inc.	149,321	1,378,233
NexPoint Residential Trust, Inc.	32,020	746,066
NorthStar Realty Europe Corp.	77,758	966,532
Omega Healthcare Investors, Inc. (b)	333,230	10,620,040
One Liberty Properties, Inc.	42,541	1,021,409
Outfront Media, Inc.	245,927	5,410,394
Paramount Group, Inc.	304,533	4,805,531
Parkway, Inc.	79,308	1,820,912
Pebblebrook Hotel Trust (b)	119,218	4,004,533
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,057,804
Physicians Realty Trust	319,999	5,993,581
Piedmont Office Realty Trust, Inc. Class A	250,343	5,069,446
Potlatch Corp.	63,794	3,049,353
Power (REIT) (a)	718	4,574
Preferred Apartment Communities, Inc. Class A	51,100	929,509
Prologis, Inc.	903,235	57,228,970
PS Business Parks, Inc.	31,822	4,299,470
Public Storage	254,518	52,262,726
QTS Realty Trust, Inc. Class A	76,420	4,140,436
Quality Care Properties, Inc.	156,460	2,146,631
RAIT Financial Trust	116,629	96,476
Ramco-Gershenson Properties Trust (SBI)	128,503	1,689,814
Rayonier, Inc.	230,983	6,700,817
Realty Income Corp.	483,151	27,810,172
Regency Centers Corp.	251,354	16,167,089
Retail Opportunity Investments Corp.	189,056	3,750,871
Retail Properties America, Inc.	409,657	5,460,728
Rexford Industrial Realty, Inc.	121,774	3,659,309
RLJ Lodging Trust	206,953	4,176,312
Ryman Hospitality Properties, Inc.	91,162	5,416,846
Sabra Health Care REIT, Inc. (b)	277,620	6,065,997
Saul Centers, Inc.	23,905	1,448,643
SBA Communications Corp. Class A (a)	208,263	31,978,784
Select Income REIT	130,864	3,037,353
Senior Housing Properties Trust (SBI)	396,382	7,816,653
Seritage Growth Properties (b)	43,689	2,099,693
Simon Property Group, Inc.	532,951	83,593,364
SL Green Realty Corp.	183,660	17,701,151
Sotherly Hotels, Inc.	2,721	16,489
Spirit Realty Capital, Inc.	831,107	7,230,631
Stag Industrial, Inc.	147,627	4,132,080
Starwood Waypoint Homes	210,697	7,844,249
Store Capital Corp.	322,243	8,178,527
Summit Hotel Properties, Inc.	229,907	3,411,820
Sun Communities, Inc.	118,372	10,690,175
Sunstone Hotel Investors, Inc.	363,918	5,749,904
Tanger Factory Outlet Centers, Inc. (b)	158,086	3,699,212
Taubman Centers, Inc.	102,172	5,337,465
Terreno Realty Corp.	83,145	3,014,006
The GEO Group, Inc.	214,441	5,927,149
The Macerich Co.	198,583	10,479,225
TIER REIT, Inc.	108,647	2,000,191
UDR, Inc.	456,019	17,702,658
UMH Properties, Inc.	79,886	1,263,797
Universal Health Realty Income Trust (SBI)	38,916	2,946,330
Urban Edge Properties	187,255	4,709,463
Urstadt Biddle Properties, Inc. Class A	92,798	1,919,063
Ventas, Inc.	605,415	41,434,603
VEREIT, Inc.	1,684,858	14,220,202
Vornado Realty Trust	287,590	21,422,579
Washington REIT (SBI)	128,414	4,219,684
Weingarten Realty Investors (SBI)	198,541	6,361,254
Welltower, Inc.	629,721	46,108,172
Weyerhaeuser Co.	1,290,302	42,076,748
Wheeler REIT, Inc. (b)	6,770	70,950
Whitestone REIT Class B	105,336	1,320,913
WP Carey, Inc.	185,070	12,742,070
WP Glimcher, Inc.	352,285	2,941,580
Xenia Hotels & Resorts, Inc.	170,955	3,412,262
		1,741,719,147
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,308,686
Altisource Portfolio Solutions SA (a)(b)	18,423	419,676
CBRE Group, Inc. (a)	502,108	18,116,057
Consolidated-Tomoka Land Co. (b)	6,987	387,080
Forestar Group, Inc. (a)	61,936	1,065,299
FRP Holdings, Inc. (a)	3,842	168,664
HFF, Inc.	59,609	2,272,891
Howard Hughes Corp. (a)	64,397	7,556,988
Jones Lang LaSalle, Inc.	79,229	9,658,807
Kennedy-Wilson Holdings, Inc. (b)	159,048	3,069,626
Marcus & Millichap, Inc. (a)	19,559	514,988
Maui Land & Pineapple, Inc. (a)	31,310	403,899
RE/MAX Holdings, Inc.	27,266	1,670,043
Realogy Holdings Corp.	241,978	8,203,054
Stratus Properties, Inc.	12,801	378,910
Tejon Ranch Co. (a)	21,096	421,498
The St. Joe Co. (a)(b)	125,813	2,371,575
Transcontinental Realty Investors, Inc. (a)(b)	20,697	440,432
Trinity Place Holdings, Inc. (a)(b)	7,019	48,501
		60,476,674

TOTAL REAL ESTATE		1,802,195,821

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	135,810	298,782
AT&T, Inc.	10,533,465	394,583,599
Atlantic Tele-Network, Inc.	20,159	1,221,031
CenturyLink, Inc. (b)	939,434	18,525,638
Cincinnati Bell, Inc. (a)	75,163	1,582,181
Cogent Communications Group, Inc.	79,491	3,704,281
Consolidated Communications Holdings, Inc. (b)	126,066	2,325,918
Frontier Communications Corp. (b)	131,607	1,772,746
General Communications, Inc. Class A (a)	45,133	1,946,586
Globalstar, Inc. (a)(b)	552,886	1,061,541
Hawaiian Telcom Holdco, Inc. (a)	18,678	568,185
IDT Corp. Class B	44,765	658,493
Intelsat SA (a)(b)	61,651	237,973
Iridium Communications, Inc. (a)(b)	166,538	1,848,572
Level 3 Communications, Inc. (a)	495,033	26,944,646
Lumos Networks Corp. (a)	41,227	741,261
Ooma, Inc. (a)	37,459	367,098
ORBCOMM, Inc. (a)	100,896	1,115,910
Pareteum Corp. (a)(b)	2,527	2,325
PDVWireless, Inc. (a)	18,833	550,865
Straight Path Communications, Inc. Class B (a)	14,258	2,545,196
Verizon Communications, Inc.	6,992,211	335,416,362
Vonage Holdings Corp. (a)	343,700	2,852,710
Windstream Holdings, Inc. (b)	322,467	667,507
Zayo Group Holdings, Inc. (a)	163,519	5,587,444
		807,126,850
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	106,857
Boingo Wireless, Inc. (a)	75,566	1,555,904
NII Holdings, Inc. (a)(b)	134,717	89,452
Shenandoah Telecommunications Co.	75,836	2,733,888
Spok Holdings, Inc.	43,148	722,729
Sprint Corp. (a)(b)	1,082,920	8,934,090
T-Mobile U.S., Inc. (a)	493,731	31,949,333
Telephone & Data Systems, Inc.	160,373	4,700,533
U.S. Cellular Corp. (a)	27,310	1,056,351
		51,849,137

TOTAL TELECOMMUNICATION SERVICES		858,975,987

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	89,687	6,935,496
Alliant Energy Corp.	389,728	16,656,975
American Electric Power Co., Inc.	834,358	61,433,780
Duke Energy Corp.	1,199,150	104,685,795
Edison International	554,634	44,470,554
El Paso Electric Co.	80,794	4,488,107
Entergy Corp.	309,998	24,542,542
Eversource Energy	543,825	34,260,975
Exelon Corp.	1,590,124	60,217,996
FirstEnergy Corp.	753,599	24,552,255
Genie Energy Ltd. Class B	24,074	148,055
Great Plains Energy, Inc.	385,148	11,820,192
Hawaiian Electric Industries, Inc.	219,652	7,340,770
IDACORP, Inc.	95,061	8,458,528
MGE Energy, Inc.	60,635	3,856,386
NextEra Energy, Inc.	798,761	120,221,518
OGE Energy Corp.	341,406	12,195,022
Otter Tail Corp.	81,371	3,401,308
PG&E Corp.	871,977	61,369,741
Pinnacle West Capital Corp.	178,279	16,039,762
PNM Resources, Inc.	139,589	5,918,574
Portland General Electric Co.	147,815	7,022,691
PPL Corp.	1,161,753	45,587,188
Southern Co.	1,702,371	82,156,424
Spark Energy, Inc. Class A, (b)	24,582	389,625
Vistra Energy Corp.	545,395	9,653,492
Westar Energy, Inc.	246,415	12,643,554
Xcel Energy, Inc.	847,854	41,968,773
		832,436,078
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	15,633,087
Chesapeake Utilities Corp.	27,662	2,197,746
Delta Natural Gas Co., Inc.	3,078	94,310
National Fuel Gas Co.	143,599	8,325,870
New Jersey Resources Corp.	144,194	6,294,068
Northwest Natural Gas Co.	56,327	3,734,480
ONE Gas, Inc.	93,649	7,046,151
RGC Resources, Inc.	6,537	180,094
South Jersey Industries, Inc.	141,912	5,091,803
Southwest Gas Holdings, Inc.	78,682	6,256,793
Spire, Inc.	80,546	6,161,769
UGI Corp.	292,531	14,453,957
WGL Holdings, Inc.	90,512	7,626,541
		83,096,669
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	640,548	9,416,056
Dynegy, Inc. (a)(b)	219,293	2,065,740
NRG Energy, Inc.	543,641	13,542,097
NRG Yield, Inc.:
Class A	44,523	809,873
Class C	119,926	2,218,631
Ormat Technologies, Inc.	63,023	3,620,041
Pattern Energy Group, Inc. (b)	114,646	2,879,908
TerraForm Global, Inc. (a)	98,063	495,218
Terraform Power, Inc. (a)(b)	129,794	1,811,924
The AES Corp.	1,082,881	11,955,006
U.S. Geothermal, Inc. (a)	27,201	105,812
		48,920,306
Multi-Utilities - 1.0%
Ameren Corp.	427,084	25,620,769
Avangrid, Inc.	122,071	5,959,506
Avista Corp.	128,677	6,613,998
Black Hills Corp. (b)	88,586	6,234,683
CenterPoint Energy, Inc.	722,368	21,396,540
CMS Energy Corp.	453,550	22,015,317
Consolidated Edison, Inc.	513,131	43,241,549
Dominion Resources, Inc.	1,074,271	84,620,327
DTE Energy Co.	298,717	33,551,893
MDU Resources Group, Inc.	335,493	9,071,731
NiSource, Inc.	533,707	14,340,707
NorthWestern Energy Corp.	78,122	4,712,319
Public Service Enterprise Group, Inc.	861,594	40,357,063
SCANA Corp.	249,382	15,057,685
Sempra Energy	426,502	50,297,381
Unitil Corp.	55,250	2,754,765
Vectren Corp.	147,188	9,657,005
WEC Energy Group, Inc.	529,641	34,543,186
		430,046,424
Water Utilities - 0.1%
American States Water Co.	59,968	2,956,422
American Water Works Co., Inc.	287,864	23,288,198
Aqua America, Inc.	319,867	10,683,558
AquaVenture Holdings Ltd. (b)	15,365	232,933
Artesian Resources Corp. Class A	60,277	2,235,674
Cadiz, Inc. (a)(b)	33,186	404,869
California Water Service Group	83,616	3,131,419
Connecticut Water Service, Inc.	31,367	1,701,346
Middlesex Water Co.	39,650	1,505,907
Pure Cycle Corp. (a)	17,116	124,091
Select Energy Services, Inc. Class A	15,108	213,023
SJW Corp.	29,404	1,631,922
York Water Co.	40,150	1,320,935
		49,430,297

TOTAL UTILITIES		1,443,929,774

TOTAL COMMON STOCKS
(Cost $28,561,652,721)		43,917,041,710
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% to 1.18% 10/12/17 to 6/21/18 (d)
(Cost $14,942,485)	15,000,000	14,939,958
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.11% (e)	97,784,424	$97,803,981
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	1,746,259,739	1,746,434,365
TOTAL MONEY MARKET FUNDS
(Cost $1,844,088,941)		1,844,238,346
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $30,420,684,147)		45,776,220,014
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,675,770,670)
NET ASSETS - 100%		$44,100,449,344

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,259	Sept. 2017	$155,492,795	$2,585,847	$2,585,847
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	Sept. 2017	11,247,600	43,037	43,037
ICE Russell 2000 Mini Contracts (United States)	324	Sept. 2017	22,751,280	218,878	218,878
TOTAL FUTURES CONTRACTS					$2,847,762

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,588,331.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$826,367
Fidelity Securities Lending Cash Central Fund	5,377,449
Total	$6,203,816

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,472,013,562	$5,472,013,410	$152	$--
Consumer Staples	3,317,817,054	3,317,817,054	--	--
Energy	2,338,835,808	2,338,835,808	--	--
Financials	6,444,965,562	6,444,965,562	--	--
Health Care	6,198,343,699	6,197,681,471	--	662,228
Industrials	4,674,762,434	4,674,762,434	--	--
Information Technology	9,902,597,748	9,902,597,748	--	--
Materials	1,462,604,261	1,462,604,261	--	--
Real Estate	1,802,195,821	1,802,195,821	--	--
Telecommunication Services	858,975,987	858,975,987	--	--
Utilities	1,443,929,774	1,443,929,774	--	--
U.S. Government and Government Agency Obligations	14,939,958	--	14,939,958	--
Money Market Funds	1,844,238,346	1,844,238,346	--	--
Total Investments in Securities:	$45,776,220,014	$45,760,617,676	$14,940,110	$662,228
Derivative Instruments:
Assets
Futures Contracts	$2,847,762	$2,847,762	$--	$--
Total Assets	$2,847,762	$2,847,762	$--	$--
Total Derivative Instruments:	$2,847,762	$2,847,762	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,847,762	$0
Total Equity Risk	2,847,762	0
Total Value of Derivatives	$2,847,762	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,719,278,042) — See accompanying schedule: Unaffiliated issuers (cost $28,576,595,206)	$43,931,981,668
Fidelity Central Funds (cost $1,844,088,941)	1,844,238,346
Total Investment in Securities (cost $30,420,684,147)		$45,776,220,014
Receivable for investments sold		124,426,439
Receivable for fund shares sold		31,442,111
Dividends receivable		86,493,059
Distributions receivable from Fidelity Central Funds		1,090,571
Receivable for daily variation margin on futures contracts		1,147,585
Other receivables		676,982
Total assets		46,021,496,761
Liabilities
Payable to custodian bank	$14,627
Payable for investments purchased	147,632,521
Payable for fund shares redeemed	25,476,811
Accrued management fee	545,915
Other affiliated payables	493,026
Other payables and accrued expenses	671,569
Collateral on securities loaned	1,746,212,948
Total liabilities		1,921,047,417
Net Assets		$44,100,449,344
Net Assets consist of:
Paid in capital		$28,256,968,018
Undistributed net investment income		417,925,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,172,247
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,358,383,991
Net Assets		$44,100,449,344
Investor Class:
Net Asset Value, offering price and redemption price per share ($751,125,831 ÷ 10,513,531 shares)		$71.44
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,990,875,649 ÷ 349,738,361 shares)		$71.46
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,618,871,459 ÷ 36,654,262 shares)		$71.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,083,793,066 ÷ 71,156,396 shares)		$71.45
Class F:
Net Asset Value, offering price and redemption price per share ($10,655,783,339 ÷ 149,103,358 shares)		$71.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$419,790,336
Interest		56,514
Income from Fidelity Central Funds (including $5,377,449 from security lending)		6,203,816
Total income		426,050,666
Expenses
Management fee	$3,165,702
Transfer agent fees	3,936,066
Independent trustees' fees and expenses	84,553
Legal	9,817
Miscellaneous	65,808
Total expenses before reductions	7,261,946
Expense reductions	(7,598)	7,254,348
Net investment income (loss)		418,796,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,983,651
Fidelity Central Funds	11,823
Foreign currency transactions	156
Futures contracts	16,055,775
Total net realized gain (loss)		225,051,405
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,526,646,005
Fidelity Central Funds	(149,405)
Assets and liabilities in foreign currencies	362
Futures contracts	(6,800,984)
Total change in net unrealized appreciation (depreciation)		1,519,695,978
Net gain (loss)		1,744,747,383
Net increase (decrease) in net assets resulting from operations		$2,163,543,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$418,796,318	$693,855,123
Net realized gain (loss)	225,051,405	214,952,729
Change in net unrealized appreciation (depreciation)	1,519,695,978	7,091,127,790
Net increase (decrease) in net assets resulting from operations	2,163,543,701	7,999,935,642
Distributions to shareholders from net investment income	(114,777,247)	(649,892,693)
Distributions to shareholders from net realized gain	(62,350,888)	(218,645,122)
Total distributions	(177,128,135)	(868,537,815)
Share transactions - net increase (decrease)	2,023,366,572	3,500,265,848
Redemption fees	–	257,287
Total increase (decrease) in net assets	4,009,782,138	10,631,920,962
Net Assets
Beginning of period	40,090,667,206	29,458,746,244
End of period	$44,100,449,344	$40,090,667,206
Other Information
Undistributed net investment income end of period	$417,925,088	$113,906,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.67	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	2.86	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	3.53	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(.18)	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)C	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.44	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnE,F	5.19%	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%I	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%I	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.93%I	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$751,126	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.104 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.20	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.69	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	2.86	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	3.55	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(.19)	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.29)	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$71.46	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD,E	5.24%	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	1.97%H	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$24,990,876	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateI	3%H	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.69	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	2.87	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	3.56	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.19)	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)C	(1.56)D	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–E	–E	–E	–E	–E
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnF,G	5.24%	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%J	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.03%J	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	1.98%J	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,618,871	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateK	3%J	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.104 per share.

 D Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.19	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	.70	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	3.56	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.45	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	5.25%	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.05%	.04%	.06%	.06%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,083,793	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57. per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	.70	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	2.86	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	3.56	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(.20)	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.10)	(.39)	(.31)	–	–	–
Total distributions	(.30)	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$71.47	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	5.24%	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%I	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%I	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.00%I	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$10,655,783	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateJ	3%I	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tesla, Inc.	1.0	0.7
Las Vegas Sands Corp.	0.5	0.4
Liberty Global PLC Class C	0.5	0.5
ServiceNow, Inc.	0.4	0.3
T-Mobile U.S., Inc.	0.4	0.4
BioMarin Pharmaceutical, Inc.	0.4	0.4
First Republic Bank	0.3	0.3
Markel Corp.	0.3	0.3
Workday, Inc. Class A	0.3	0.2
Celanese Corp. Class A	0.3	0.3
	4.4
Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.1
Financials	16.8	17.6
Consumer Discretionary	14.3	14.0
Industrials	13.2	13.2
Health Care	11.5	10.3
Real Estate	9.0	9.3
Materials	5.3	5.6
Energy	3.7	4.2
Utilities	3.4	3.0
Consumer Staples	3.1	3.4

Fidelity® Extended Market Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Adient PLC (a)	415,327	$29,355,312
American Axle & Manufacturing Holdings, Inc. (a)(b)	361,716	5,284,671
Autoliv, Inc. (a)	390,972	42,467,379
Clean Diesel Technologies, Inc. (a)(b)	23,558	50,179
Cooper Tire & Rubber Co.	229,720	7,718,592
Cooper-Standard Holding, Inc. (b)	81,211	8,168,202
Dana Holding Corp.	630,727	15,181,599
Dorman Products, Inc. (a)(b)	133,826	8,888,723
Fox Factory Holding Corp. (b)	151,917	6,076,680
Gentex Corp. (a)	1,292,449	23,613,043
Gentherm, Inc. (a)(b)	162,500	5,061,875
Hertz Global Holdings, Inc. (a)(b)	315,419	6,857,209
Horizon Global Corp. (a)(b)	106,337	1,828,996
LCI Industries (a)	109,508	10,819,390
Lear Corp.	302,955	45,303,891
Modine Manufacturing Co. (b)	218,308	3,525,674
Motorcar Parts of America, Inc. (a)(b)	89,786	2,358,678
Shiloh Industries, Inc. (b)	47,028	411,965
Standard Motor Products, Inc.	91,465	4,033,607
Stoneridge, Inc. (b)	118,638	1,964,645
Strattec Security Corp.	16,381	514,363
Superior Industries International, Inc.	103,889	1,521,974
Sypris Solutions, Inc. (b)	33,998	55,757
Tenneco, Inc.	242,021	13,117,538
Tower International, Inc.	98,181	2,204,163
Unique Fabricating, Inc.	9,604	70,589
UQM Technologies, Inc. (a)(b)	137,888	124,099
Visteon Corp. (a)(b)	143,483	16,563,678
VOXX International Corp. (a)(b)	83,482	676,204
Workhorse Group, Inc. (a)(b)	97,973	330,169
		264,148,844
Automobiles - 1.1%
REV Group, Inc. (a)	54,597	1,375,298
Tesla, Inc. (a)(b)	560,262	199,397,154
Thor Industries, Inc. (a)	211,698	22,998,871
Winnebago Industries, Inc. (a)	117,184	4,236,202
		228,007,525
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	5,499,837
Educational Development Corp. (a)	16,502	174,096
Pool Corp.	184,742	18,416,930
Weyco Group, Inc.	21,447	590,865
		24,681,728
Diversified Consumer Services - 0.8%
American Public Education, Inc. (b)	68,815	1,269,637
Ascent Capital Group, Inc. (b)	47,464	471,318
Bridgepoint Education, Inc. (b)	97,961	864,996
Bright Horizons Family Solutions, Inc. (b)	221,472	17,702,257
Cambium Learning Group, Inc. (b)	48,546	284,480
Capella Education Co.	52,862	3,560,256
Career Education Corp. (b)	286,747	2,755,639
Carriage Services, Inc.	65,607	1,606,715
Chegg, Inc. (a)(b)	349,784	4,963,435
Collectors Universe, Inc.	21,093	506,865
DeVry, Inc. (a)	251,371	8,596,888
Graham Holdings Co.	20,435	11,999,432
Grand Canyon Education, Inc. (b)	214,591	17,607,192
Houghton Mifflin Harcourt Co. (b)	463,566	4,728,373
K12, Inc. (b)	154,850	2,774,912
Laureate Education, Inc. Class A	166,957	2,444,250
Liberty Tax, Inc.	35,449	476,789
Lincoln Educational Services Corp. (b)	84,172	235,682
National American University Holdings, Inc.	23,237	50,192
Regis Corp. (a)(b)	160,027	2,125,159
Service Corp. International	828,622	29,283,501
ServiceMaster Global Holdings, Inc. (b)	594,775	28,025,798
Sotheby's Class A (Ltd. vtg.) (a)(b)	205,416	9,217,016
Strayer Education, Inc.	46,164	3,693,582
Universal Technical Institute, Inc. (b)	87,539	309,888
Weight Watchers International, Inc. (a)(b)	122,175	5,719,012
		161,273,264
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp. (a)	1,074,112	43,705,617
Ark Restaurants Corp.	8,457	194,511
Belmond Ltd. Class A (a)(b)	384,579	4,903,382
Biglari Holdings, Inc. (b)	4,573	1,361,656
BJ's Restaurants, Inc. (a)(b)	88,226	2,655,603
Bloomin' Brands, Inc. (a)	459,073	7,808,832
Bob Evans Farms, Inc.	88,961	6,118,738
Bojangles', Inc. (a)(b)	82,760	1,104,846
Boyd Gaming Corp.	373,563	9,877,006
Bravo Brio Restaurant Group, Inc. (b)	63,389	174,320
Brinker International, Inc.	218,671	6,826,909
Buffalo Wild Wings, Inc. (a)(b)	71,413	7,337,686
Caesars Entertainment Corp. (a)(b)	251,223	2,914,187
Carrols Restaurant Group, Inc. (b)	153,011	1,667,820
Century Casinos, Inc. (b)	84,324	577,619
Chanticleer Holdings, Inc. (a)(b)	9,214	20,824
Choice Hotels International, Inc.	163,521	10,146,478
Churchill Downs, Inc.	56,961	11,130,179
Chuy's Holdings, Inc. (a)(b)	82,228	1,545,886
ClubCorp Holdings, Inc.	285,558	4,854,486
Cracker Barrel Old Country Store, Inc. (a)	105,563	15,692,996
Dave & Buster's Entertainment, Inc. (b)	170,599	9,973,218
Del Frisco's Restaurant Group, Inc. (b)	105,058	1,470,812
Del Taco Restaurants, Inc. (a)(b)	140,561	1,979,099
Denny's Corp. (b)	339,423	4,059,499
DineEquity, Inc. (a)	75,057	2,983,516
Diversified Restaurant Holdings, Inc. (b)	54,865	108,084
Domino's Pizza, Inc.	210,545	38,373,932
Dover Downs Gaming & Entertainment, Inc. (b)	28,631	28,345
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc. (a)	278,628	752,296
Dunkin' Brands Group, Inc.	404,552	20,858,701
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,105,047
Eldorado Resorts, Inc. (a)(b)	179,218	4,122,014
Empire Resorts, Inc. (a)(b)	9,364	218,649
Extended Stay America, Inc. unit	892,623	17,486,485
Famous Dave's of America, Inc. (a)(b)	21,114	91,846
Fiesta Restaurant Group, Inc. (a)(b)	118,712	2,065,589
Flanigans Enterprises, Inc.	1,120	28,728
Fogo de Chao, Inc. (b)	44,064	557,410
Full House Resorts, Inc. (b)	24,413	61,277
Gaming Partners International Corp.	1,584	16,711
Golden Entertainment, Inc. (b)	38,650	878,128
Good Times Restaurants, Inc. (b)	41,006	114,817
Habit Restaurants, Inc. Class A (a)(b)	85,475	1,111,175
Hilton Grand Vacations, Inc.	291,660	10,572,675
Hyatt Hotels Corp. Class A (b)	209,713	12,480,021
ILG, Inc.	469,206	12,387,038
International Speedway Corp. Class A	111,755	3,984,066
J. Alexanders Holdings, Inc. (b)	59,031	584,407
Jack in the Box, Inc.	134,174	12,561,370
Jamba, Inc. (a)(b)	61,744	607,561
Kona Grill, Inc. (a)(b)	43,155	129,465
La Quinta Holdings, Inc. (b)	357,487	5,648,295
Las Vegas Sands Corp.	1,611,777	100,268,647
Lindblad Expeditions Holdings (b)	93,954	1,044,768
Luby's, Inc. (b)	54,955	145,631
Marcus Corp.	82,737	2,060,151
Marriott Vacations Worldwide Corp. (a)	108,946	12,676,957
Monarch Casino & Resort, Inc. (b)	52,952	1,883,503
Nathan's Famous, Inc. (b)	14,327	838,846
Noodles & Co. (a)(b)	86,399	332,636
Norwegian Cruise Line Holdings Ltd. (b)	782,398	46,521,385
Papa John's International, Inc. (a)	117,281	8,771,446
Papa Murphy's Holdings, Inc. (a)(b)	43,281	221,166
Park Hotels & Resorts, Inc.	622,485	16,614,125
Peak Resorts, Inc.	18,903	91,680
Penn National Gaming, Inc. (a)(b)	372,134	8,257,653
Pinnacle Entertainment, Inc. (a)(b)	259,117	5,052,782
Planet Fitness, Inc. (a)	321,777	8,163,482
Playa Hotels & Resorts NV	214,907	2,228,586
Potbelly Corp. (b)	111,393	1,336,716
Rave Restaurant Group, Inc. (a)(b)	27,514	39,895
Rave Restaurant Group, Inc. rights	27,514	461
RCI Hospitality Holdings, Inc.	40,834	951,432
Red Lion Hotels Corp. (b)	96,281	673,967
Red Robin Gourmet Burgers, Inc. (a)(b)	59,222	3,375,654
Red Rock Resorts, Inc. (a)	181,693	4,106,262
Ruby Tuesday, Inc. (a)(b)	276,837	595,200
Ruth's Hospitality Group, Inc.	146,679	2,867,574
Scientific Games Corp. Class A (a)(b)	229,308	8,071,642
SeaWorld Entertainment, Inc. (a)	290,191	3,766,679
Shake Shack, Inc. Class A (a)(b)	79,162	2,447,689
Six Flags Entertainment Corp.	356,741	19,467,356
Sonic Corp. (a)	197,876	4,632,277
Speedway Motorsports, Inc.	53,351	1,110,234
Texas Roadhouse, Inc. Class A (a)	288,713	13,699,432
The Cheesecake Factory, Inc. (a)	203,008	8,410,621
The ONE Group Hospitality, Inc. (b)	65	103
Town Sports International Holdings, Inc. (b)	75,993	448,359
U.S. Foods Holding Corp. (a)(b)	590,944	16,221,413
Vail Resorts, Inc.	176,916	40,328,002
Wendy's Co.	845,883	12,620,574
Wingstop, Inc.	134,080	4,345,533
Zoe's Kitchen, Inc. (a)(b)	85,967	1,106,395
		673,864,412
Household Durables - 1.2%
AV Homes, Inc. (a)(b)	49,463	764,203
Bassett Furniture Industries, Inc.	45,391	1,627,267
Beazer Homes U.S.A., Inc. (b)	147,094	2,193,172
CalAtlantic Group, Inc.	335,797	11,668,946
Cavco Industries, Inc. (b)	38,060	5,120,973
Century Communities, Inc. (b)	96,185	2,168,972
Comstock Holding Companies, Inc. (b)	5,354	10,387
CSS Industries, Inc.	33,658	901,361
Dixie Group, Inc. (b)	53,047	217,493
Emerson Radio Corp. (b)	24,397	26,837
Ethan Allen Interiors, Inc. (a)	110,848	3,242,304
Flexsteel Industries, Inc.	28,089	1,278,050
GoPro, Inc. Class A (a)(b)	436,274	4,018,084
Green Brick Partners, Inc. (b)	103,995	982,753
Helen of Troy Ltd. (b)	120,394	10,871,578
Hooker Furniture Corp.	52,315	2,105,679
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	917,720
Installed Building Products, Inc. (a)(b)	87,541	5,051,116
iRobot Corp. (a)(b)	121,600	11,603,072
KB Home (a)	365,917	7,830,624
Koss Corp. (b)	1,389	1,986
La-Z-Boy, Inc.	214,088	5,105,999
LGI Homes, Inc. (a)(b)	75,233	3,200,412
Libbey, Inc.	91,140	744,614
Lifetime Brands, Inc.	49,962	869,339
Live Ventures, Inc. (a)(b)	13,691	142,934
M.D.C. Holdings, Inc. (a)	186,008	5,812,750
M/I Homes, Inc. (a)	105,916	2,605,534
Meritage Homes Corp. (a)(b)	173,856	7,075,939
NACCO Industries, Inc. Class A	20,539	1,489,078
New Home Co. LLC (b)	57,074	589,004
Nova LifeStyle, Inc. (a)(b)	96,346	117,542
NVR, Inc. (b)	15,400	41,901,090
PICO Holdings, Inc. (b)	106,751	1,734,704
Skyline Corp. (b)	30,617	365,261
Stanley Furniture Co., Inc.	37,789	42,324
Taylor Morrison Home Corp. (a)(b)	316,611	6,401,874
Tempur Sealy International, Inc. (a)(b)	208,981	12,935,924
Toll Brothers, Inc.	648,053	25,248,145
TopBuild Corp. (b)	162,219	9,627,698
TRI Pointe Homes, Inc. (a)(b)	738,525	9,408,809
Tupperware Brands Corp.	222,339	12,866,758
Turtle Beach Corp. (a)(b)	43,489	30,442
Universal Electronics, Inc. (b)	65,853	3,855,693
Vuzix Corp. (a)(b)	70,636	409,689
William Lyon Homes, Inc. (a)(b)	111,071	2,664,593
Zagg, Inc. (b)	120,643	1,520,102
		229,368,828
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (b)	131,286	1,181,574
CafePress, Inc. (b)	18,875	40,015
Duluth Holdings, Inc. (a)(b)	36,141	708,002
Etsy, Inc. (a)(b)	428,850	7,020,275
EVINE Live, Inc. (b)	206,333	205,301
FTD Companies, Inc. (b)	73,961	990,338
Gaia, Inc. Class A (b)	64,695	721,349
Groupon, Inc. (a)(b)	1,706,591	7,577,264
HSN, Inc.	139,421	5,116,751
JRJR Networks (b)	44,389	26,190
Lands' End, Inc. (a)(b)	66,814	811,790
Liberty Expedia Holdings, Inc.	237,560	12,992,156
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)(b)	357,061	21,980,675
Series A (a)(b)	1,764,149	39,022,976
Liberty TripAdvisor Holdings, Inc. (b)	317,071	4,232,898
NutriSystem, Inc.	134,203	7,287,223
Overstock.com, Inc. (a)(b)	74,996	1,646,162
PetMed Express, Inc. (a)	87,890	3,187,770
Shutterfly, Inc. (a)(b)	152,525	6,952,090
U.S. Auto Parts Network, Inc. (b)	62,757	183,250
Wayfair LLC Class A (a)(b)	139,452	9,902,487
		131,786,536
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	252,912	4,127,524
Brunswick Corp.	396,224	20,793,836
Callaway Golf Co.	417,114	5,814,569
Clarus Corp. (b)	93,828	680,253
Escalade, Inc.	33,614	405,049
JAKKS Pacific, Inc. (a)(b)	79,564	274,496
Johnson Outdoors, Inc. Class A	25,505	1,627,219
Malibu Boats, Inc. Class A (a)(b)	91,166	2,458,747
Marine Products Corp.	25,214	392,834
MCBC Holdings, Inc. (b)	72,487	1,242,427
Nautilus, Inc. (b)	142,013	2,321,913
Polaris Industries, Inc. (a)	257,551	24,011,480
Sturm, Ruger & Co., Inc. (a)	80,609	3,691,892
Summer Infant, Inc. (b)	37,416	76,329
Vista Outdoor, Inc. (a)(b)	251,298	5,151,609
		73,070,177
Media - 2.8%
A.H. Belo Corp. Class A	70,842	354,210
AMC Entertainment Holdings, Inc. Class A (a)	233,263	3,125,724
AMC Networks, Inc. Class A (a)(b)	229,829	13,969,007
Ballantyne of Omaha, Inc. (b)	47,765	300,920
Beasley Broadcast Group, Inc. Class A	8,569	85,262
Cable One, Inc.	20,878	15,840,974
Central European Media Enterprises Ltd. Class A (a)(b)	338,460	1,404,609
Cinedigm Corp. (a)(b)	23,731	35,834
Cinemark Holdings, Inc.	473,543	15,764,246
Clear Channel Outdoor Holding, Inc. Class A (a)(b)	153,163	589,678
Cumulus Media, Inc. Class A (a)(b)	76,888	29,986
Daily Journal Corp. (a)(b)	4,313	905,299
E.W. Scripps Co. Class A (a)(b)	249,395	4,459,183
Emmis Communications Corp. Class A (b)	24,761	65,617
Entercom Communications Corp. Class A (a)	120,536	1,241,521
Entravision Communication Corp. Class A	286,902	1,592,306
Gannett Co., Inc.	490,323	4,162,842
Global Eagle Entertainment, Inc. (a)(b)	223,324	690,071
Gray Television, Inc. (a)(b)	300,702	4,300,039
Harte-Hanks, Inc. (b)	205,404	184,514
Hemisphere Media Group, Inc. (a)(b)	52,967	685,923
Insignia Systems, Inc.	22,896	24,041
John Wiley & Sons, Inc. Class A	203,117	10,958,162
Lee Enterprises, Inc. (a)(b)	197,525	414,803
Liberty Broadband Corp.:
Class A (b)	106,720	10,824,610
Class C (b)	305,673	31,034,980
Liberty Global PLC:
Class A (b)	1,034,512	35,173,408
Class C (b)	2,851,073	94,170,941
LiLAC Class A (a)(b)	230,476	5,994,691
LiLAC Class C (a)(b)	537,090	13,851,551
Liberty Media Corp.:
Liberty Braves Class A (b)	47,693	1,164,186
Liberty Braves Class C (b)	135,237	3,309,249
Liberty Formula One Group Series C (a)(b)	562,233	22,095,757
Liberty Media Class A (a)(b)	112,685	4,274,142
Liberty SiriusXM Series A (b)	450,124	20,120,543
Liberty SiriusXM Series C (b)	715,187	31,904,492
Lions Gate Entertainment Corp.:
Class A (a)	200,958	5,974,481
Class B (a)	506,700	14,223,069
Live Nation Entertainment, Inc. (a)(b)	590,348	23,590,306
Loral Space & Communications Ltd. (a)(b)	56,686	2,573,544
Meredith Corp.	165,628	9,001,882
MSG Network, Inc. Class A (a)(b)	287,087	6,158,016
National CineMedia, Inc.	289,834	1,568,002
New Media Investment Group, Inc.	243,842	3,362,581
Nexstar Broadcasting Group, Inc. Class A (a)	196,033	11,801,187
NTN Communications, Inc. (a)(b)	21,179	154,607
Reading International, Inc. Class A (b)	68,862	1,085,265
Regal Entertainment Group Class A	483,323	7,138,681
RLJ Entertainment, Inc. (b)	85,916	269,776
Saga Communications, Inc. Class A	17,390	710,382
Salem Communications Corp. Class A	38,916	235,442
Scholastic Corp.	121,686	4,798,079
Sinclair Broadcast Group, Inc. Class A	327,708	9,913,167
Sirius XM Holdings, Inc. (a)	7,363,922	42,342,552
SPAR Group, Inc. (b)	211,168	221,726
Tegna, Inc.	954,663	12,047,847
The Madison Square Garden Co. (b)	62,580	13,298,876
The McClatchy Co. Class A (a)(b)	20,839	151,708
The New York Times Co. Class A (a)	535,564	9,988,269
Time, Inc.	431,065	5,668,505
Townsquare Media, Inc. (b)	40,471	403,901
Tribune Media Co. Class A	321,979	12,901,699
tronc, Inc. (b)	102,477	1,486,941
Urban One, Inc. Class D (non-vtg.) (b)	114,506	200,386
World Wrestling Entertainment, Inc. Class A	178,244	3,885,719
		560,259,917
Multiline Retail - 0.2%
Big Lots, Inc. (a)	204,194	9,719,634
Dillard's, Inc. Class A (a)	99,840	6,070,272
Fred's, Inc. Class A (a)	148,273	877,776
JC Penney Corp., Inc. (a)(b)	1,335,725	5,169,256
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	207,746	8,694,170
Sears Holdings Corp. (a)(b)	214,478	1,760,864
The Bon-Ton Stores, Inc. (a)(b)	46,249	30,524
Tuesday Morning Corp. (a)(b)	195,077	438,923
		32,761,419
Specialty Retail - 1.7%
Aaron's, Inc. Class A	281,323	12,454,169
Abercrombie & Fitch Co. Class A	288,053	3,669,795
America's Car Mart, Inc. (a)(b)	32,877	1,262,477
American Eagle Outfitters, Inc. (a)	719,120	8,593,484
Appliance Recycling Centers of America, Inc. (b)	2,967	4,065
Armstrong Flooring, Inc. (b)	109,555	1,634,561
Asbury Automotive Group, Inc. (a)(b)	87,283	4,700,190
Ascena Retail Group, Inc. (a)(b)	736,486	1,502,431
AutoNation, Inc. (a)(b)	285,000	12,930,450
Barnes & Noble Education, Inc. (a)(b)	156,009	808,127
Barnes & Noble, Inc. (a)	244,408	1,894,162
bebe stores, Inc. (a)(b)	12,304	67,918
Bed Bath & Beyond, Inc.	621,375	17,143,736
Big 5 Sporting Goods Corp.	77,948	596,302
Boot Barn Holdings, Inc. (a)(b)	56,501	457,658
Build-A-Bear Workshop, Inc. (b)	62,129	571,587
Burlington Stores, Inc. (a)(b)	304,704	26,548,860
Cabela's, Inc. Class A (b)	226,029	12,137,757
Caleres, Inc.	202,318	5,458,540
Cars.com, Inc. (a)	310,000	8,016,600
Chico's FAS, Inc.	580,288	4,456,612
Christopher & Banks Corp. (a)(b)	142,357	183,641
Citi Trends, Inc.	69,557	1,261,068
Conn's, Inc. (a)(b)	103,172	1,790,034
Destination Maternity Corp. (b)	47,814	57,377
Destination XL Group, Inc. (a)(b)	165,015	305,278
DGSE Companies, Inc. (a)(b)	6,929	9,216
Dick's Sporting Goods, Inc.	382,225	10,075,451
DSW, Inc. Class A (a)	313,027	5,800,390
Express, Inc. (a)(b)	375,573	2,392,400
Finish Line, Inc. Class A (a)	173,876	1,448,387
Five Below, Inc. (a)(b)	243,633	11,589,622
Floor & Decor Holdings, Inc. Class A	89,209	3,206,171
Francesca's Holdings Corp. (b)	164,101	1,191,373
GameStop Corp. Class A (a)	436,723	8,079,376
Genesco, Inc. (a)(b)	88,725	1,876,534
GNC Holdings, Inc. Class A (a)	311,587	2,586,172
Group 1 Automotive, Inc.	93,406	5,606,228
Guess?, Inc.	272,830	4,250,691
Haverty Furniture Companies, Inc.	84,810	1,988,795
Hibbett Sports, Inc. (a)(b)	113,850	1,400,355
Kirkland's, Inc. (b)	64,776	746,867
Lithia Motors, Inc. Class A (sub. vtg.) (a)	104,049	11,237,292
Lumber Liquidators Holdings, Inc. (a)(b)	125,749	4,719,360
MarineMax, Inc. (a)(b)	110,011	1,776,678
Michaels Companies, Inc. (a)(b)	481,990	10,820,676
Monro, Inc. (a)	145,692	6,949,508
Murphy U.S.A., Inc. (a)(b)	156,605	10,094,758
New York & Co., Inc. (a)(b)	123,907	239,141
Office Depot, Inc.	2,251,861	9,660,484
Party City Holdco, Inc. (a)(b)	108,856	1,518,541
Penske Automotive Group, Inc. (a)	166,277	7,043,494
Perfumania Holdings, Inc. (a)(b)	10,679	19,436
Pier 1 Imports, Inc. (a)	336,151	1,408,473
Rent-A-Center, Inc. (a)	229,748	2,779,951
RH (a)(b)	87,612	4,099,365
Sally Beauty Holdings, Inc. (a)(b)	635,949	11,822,292
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	84,541
Select Comfort Corp. (a)(b)	185,514	5,478,228
Shoe Carnival, Inc.	61,077	1,227,648
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,244,509
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	520,198
Stage Stores, Inc. (a)	128,267	233,446
Stein Mart, Inc. (a)	120,516	150,645
Tailored Brands, Inc. (a)	222,120	2,625,458
Tandy Leather Factory, Inc. (b)	3,074	25,361
The Buckle, Inc. (a)	134,493	1,903,076
The Cato Corp. Class A (sub. vtg.)	111,693	1,469,880
The Children's Place Retail Stores, Inc.	77,364	8,212,189
The Container Store Group, Inc. (a)(b)	75,281	305,641
Tile Shop Holdings, Inc. (a)	146,904	2,210,905
Tilly's, Inc.	54,153	596,225
Trans World Entertainment Corp. (b)	29,120	45,136
Urban Outfitters, Inc. (a)(b)	390,214	7,975,974
Vitamin Shoppe, Inc. (a)(b)	110,328	590,255
West Marine, Inc.	82,712	1,072,775
Williams-Sonoma, Inc. (a)	354,940	16,327,240
Winmark Corp.	8,782	1,157,907
Zumiez, Inc. (a)(b)	83,973	1,045,464
		330,447,057
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	214,862	18,630,684
Charles & Colvard Ltd. (b)	45,090	40,130
Cherokee, Inc. (b)	51,314	236,044
Columbia Sportswear Co.	123,057	7,049,936
Crocs, Inc. (b)	338,182	3,019,965
Crown Crafts, Inc.	2,227	14,810
Culp, Inc.	41,594	1,206,226
Deckers Outdoor Corp. (a)(b)	145,090	9,271,251
Delta Apparel, Inc. (b)	25,490	500,114
Differential Brands Group, Inc. (b)	22,419	36,991
Emerald Expositions Events, Inc. (a)	82,412	1,791,637
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	20,894
Fossil Group, Inc. (a)(b)	171,326	1,420,293
G-III Apparel Group Ltd. (a)(b)	199,717	5,492,218
Iconix Brand Group, Inc. (a)(b)	274,433	1,534,080
J.Jill, Inc. (a)	85,367	828,914
Lakeland Industries, Inc. (b)	24,535	345,944
lululemon athletica, Inc. (a)(b)	472,460	27,190,073
Movado Group, Inc. (a)	67,327	1,868,324
Naked Brand Group, Inc. (a)(b)	34,817	48,396
Oxford Industries, Inc.	65,064	3,761,350
Perry Ellis International, Inc. (b)	55,257	1,206,260
Rocky Brands, Inc.	27,150	350,235
Sequential Brands Group, Inc. (a)(b)	184,989	564,216
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	597,488	15,791,608
Steven Madden Ltd. (b)	243,792	10,336,781
Superior Uniform Group, Inc.	30,551	672,733
Unifi, Inc. (b)	63,053	1,959,687
Vera Bradley, Inc. (b)	96,199	869,639
Vince Holding Corp. (a)(b)	105,062	47,908
Wolverine World Wide, Inc. (a)	437,927	11,517,480
		127,624,821

TOTAL CONSUMER DISCRETIONARY		2,837,294,528

CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	41,723	6,216,727
Castle Brands, Inc. (a)(b)	356,392	506,077
Coca-Cola Bottling Co. Consolidated	20,918	4,467,876
Craft Brew Alliance, Inc. (a)(b)	39,325	684,255
Crystal Rock Holdings, Inc. (b)	4,384	3,346
MGP Ingredients, Inc. (a)	57,126	3,212,195
National Beverage Corp. (a)	51,760	6,015,030
New Age Beverages Corp. (a)	91,718	387,967
Primo Water Corp. (a)(b)	117,562	1,287,304
REED'S, Inc. (a)(b)	71,901	165,372
		22,946,149
Food & Staples Retailing - 0.5%
Andersons, Inc.	121,250	3,861,813
Casey's General Stores, Inc. (a)	177,673	18,730,288
Chefs' Warehouse Holdings (a)(b)	84,128	1,451,208
Ingles Markets, Inc. Class A	63,051	1,383,969
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	240,660
Performance Food Group Co. (a)(b)	374,106	10,400,147
PriceSmart, Inc. (a)	101,308	8,231,275
Rite Aid Corp. (a)(b)	4,669,312	11,299,735
Smart & Final Stores, Inc. (a)(b)	132,210	932,081
SpartanNash Co.	166,314	4,097,977
Sprouts Farmers Market LLC (a)(b)	572,540	11,416,448
SUPERVALU, Inc. (b)	168,596	3,370,234
United Natural Foods, Inc. (a)(b)	221,930	7,712,068
Village Super Market, Inc. Class A	36,569	845,841
Weis Markets, Inc.	76,401	3,377,688
Welbilt, Inc. (a)(b)	619,869	12,335,393
		99,686,825
Food Products - 1.8%
Alico, Inc.	12,666	405,312
Amplify Snack Brands, Inc. (a)(b)	150,310	1,083,735
Arcadia Biosciences, Inc. (a)(b)	26,228	10,753
B&G Foods, Inc. Class A (a)	298,213	9,095,497
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	10,609,488
Bunge Ltd.	618,883	46,187,238
Cal-Maine Foods, Inc. (a)(b)	130,643	4,761,937
Calavo Growers, Inc. (a)	68,245	4,582,652
Coffee Holding Co., Inc. (a)(b)	18,940	72,161
Darling International, Inc. (b)	719,937	12,526,904
Dean Foods Co.	392,749	4,320,239
Farmer Brothers Co. (b)	40,539	1,319,544
Flowers Foods, Inc.	840,298	14,595,976
Fresh Del Monte Produce, Inc.	143,001	6,719,617
Freshpet, Inc. (a)(b)	92,564	1,467,139
Hostess Brands, Inc. Class A (a)(b)	387,414	5,168,103
Ingredion, Inc.	313,871	38,863,507
Inventure Foods, Inc. (a)(b)	76,402	262,059
J&J Snack Foods Corp.	69,066	8,805,224
John B. Sanfilippo & Son, Inc. (a)	39,021	2,421,643
Lamb Weston Holdings, Inc.	610,493	27,765,222
Lancaster Colony Corp.	85,473	9,955,040
Landec Corp. (b)	116,866	1,519,258
Lifeway Foods, Inc. (b)	27,446	238,780
Limoneira Co.	47,312	1,059,789
Omega Protein Corp.	96,626	1,526,691
Pilgrim's Pride Corp. (a)(b)	254,353	7,490,696
Pinnacle Foods, Inc.	519,350	30,802,649
Post Holdings, Inc. (a)(b)	289,377	24,634,664
RiceBran Technologies (b)	15,640	16,578
Rocky Mountain Chocolate Factory, Inc.	3,001	35,142
S&W Seed Co. (a)(b)	38,997	128,690
Sanderson Farms, Inc. (a)	87,851	12,959,780
Seaboard Corp.	1,198	5,146,213
Seneca Foods Corp. Class A (b)	30,121	897,606
Snyders-Lance, Inc. (a)	382,787	13,596,594
The Hain Celestial Group, Inc. (b)	455,320	18,312,970
Tootsie Roll Industries, Inc. (a)	89,305	3,335,542
TreeHouse Foods, Inc. (a)(b)	250,906	16,808,193
		349,508,825
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	203,188	6,926,679
Energizer Holdings, Inc. (a)	275,587	12,167,166
HRG Group, Inc. (a)(b)	611,179	9,650,516
Ocean Bio-Chem, Inc.	26,292	114,107
Oil-Dri Corp. of America	22,679	923,035
Orchids Paper Products Co. (a)	40,696	415,099
Spectrum Brands Holdings, Inc. (a)	105,465	11,596,931
WD-40 Co. (a)	63,004	6,864,286
		48,657,819
Personal Products - 0.4%
Avon Products, Inc. (b)	1,906,557	4,747,327
CCA Industries, Inc. (b)	3,083	10,945
Cyanotech Corp. (b)	3,808	17,898
Edgewell Personal Care Co. (a)(b)	255,772	19,423,326
elf Beauty, Inc. (a)	86,380	1,787,202
Herbalife Ltd. (a)(b)	307,483	21,219,402
Inter Parfums, Inc.	80,161	3,162,351
LifeVantage Corp. (a)(b)	58,439	243,106
Mannatech, Inc.	4,519	68,011
MediFast, Inc.	51,562	2,919,440
MYOS Corp. (a)(b)	849	1,061
Natural Alternatives International, Inc. (b)	20,104	221,144
Natural Health Trends Corp.	30,893	623,421
Nature's Sunshine Products, Inc.	31,943	336,999
Nu Skin Enterprises, Inc. Class A	218,397	13,285,090
Reliv International, Inc. (b)	1,527	11,758
Revlon, Inc. (a)(b)	56,452	954,039
The Female Health Co. (b)	72,631	116,936
United-Guardian, Inc.	6,016	102,272
USANA Health Sciences, Inc. (a)(b)	50,330	2,979,536
		72,231,264
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	759,766
Alliance One International, Inc. (b)	33,481	348,202
Turning Point Brands, Inc. (b)	29,381	505,353
Universal Corp.	111,115	6,355,778
Vector Group Ltd. (a)	446,014	9,633,902
		17,603,001

TOTAL CONSUMER STAPLES		610,633,883

ENERGY - 3.7%
Energy Equipment & Services - 1.0%
Archrock, Inc.	301,614	3,076,463
Aspen Aerogels, Inc. (b)	85,012	347,699
Atwood Oceanics, Inc. (a)(b)	321,131	2,109,831
Basic Energy Services, Inc. (b)	100,658	1,433,370
Bristow Group, Inc. (a)	142,536	1,174,497
C&J Energy Services, Inc. (a)	281,497	7,110,614
Carbo Ceramics, Inc. (a)(b)	90,902	596,317
Core Laboratories NV (a)	194,145	17,119,706
Dawson Geophysical Co. (b)	84,323	352,470
Diamond Offshore Drilling, Inc. (a)(b)	274,267	3,115,673
Dril-Quip, Inc. (a)(b)	165,265	6,205,701
EcoStim Energy Solutions, Inc. (a)(b)	45,860	60,077
ENGlobal Corp. (b)	49,530	63,894
Ensco PLC Class A (a)	1,312,309	5,577,313
Enservco Corp. (a)(b)	77,749	37,024
Era Group, Inc. (b)	75,717	667,067
Exterran Corp. (b)	137,290	3,808,425
Fairmount Santrol Holidings, Inc. (a)(b)	640,322	1,959,385
Forum Energy Technologies, Inc. (a)(b)	311,762	3,616,439
Frank's International NV (a)	226,789	1,424,235
Geospace Technologies Corp. (a)(b)	53,804	811,902
Gulf Island Fabrication, Inc.	51,115	572,488
Helix Energy Solutions Group, Inc. (b)	603,189	3,781,995
Hornbeck Offshore Services, Inc. (a)(b)	148,293	410,772
Independence Contract Drilling, Inc. (b)	127,230	409,681
ION Geophysical Corp. (a)(b)	31,686	232,892
Mammoth Energy Services, Inc. (a)	59,263	816,644
Matrix Service Co. (b)	116,892	1,385,170
McDermott International, Inc. (a)(b)	1,235,190	7,584,067
Mitcham Industries, Inc. (b)	40,926	153,473
Nabors Industries Ltd.	1,284,767	8,415,224
Natural Gas Services Group, Inc. (b)	52,753	1,244,971
NCS Multistage Holdings, Inc.	47,450	937,612
Newpark Resources, Inc. (a)(b)	403,139	3,245,269
Noble Corp. (a)	1,084,172	3,534,401
Oceaneering International, Inc. (a)	426,515	9,617,913
Oil States International, Inc. (a)(b)	226,051	4,916,609
Parker Drilling Co. (a)(b)	571,982	629,180
Patterson-UTI Energy, Inc.	742,721	11,861,254
PHI, Inc. (non-vtg.) (b)	46,438	510,354
Pioneer Energy Services Corp. (b)	318,662	541,725
Profire Energy, Inc. (b)	83,066	125,430
RigNet, Inc. (b)	52,479	839,664
Rowan Companies PLC (a)(b)	586,816	5,721,456
RPC, Inc. (a)	264,838	5,140,506
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	1
warrants 7/27/21 (c)	42	2
SEACOR Holdings, Inc. (a)(b)	70,418	2,701,939
Smart Sand, Inc. (a)	101,936	608,558
Solaris Oilfield Infrastructure, Inc. Class A	70,674	1,000,744
Superior Energy Services, Inc. (a)(b)	660,904	5,445,849
Synthesis Energy Systems, Inc. (a)(b)	247,060	100,652
Tesco Corp. (b)	196,597	865,027
TETRA Technologies, Inc. (b)	540,634	1,113,706
Transocean Ltd. (United States) (a)(b)	1,742,456	14,218,441
U.S. Silica Holdings, Inc.	322,967	8,787,932
Unit Corp. (a)(b)	236,049	3,757,900
Weatherford International PLC (a)	4,387,855	16,805,485
Willbros Group, Inc. (b)	173,199	381,038
		189,084,126
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (b)	679,559	1,155,250
Adams Resources & Energy, Inc.	9,909	343,545
Aemetis, Inc. (a)(b)	44,295	38,231
Amyris, Inc. (a)(b)	25,665	63,393
Antero Resources Corp. (a)(b)	643,512	12,670,751
Approach Resources, Inc. (a)(b)	211,859	588,968
Arch Coal, Inc.	108,752	8,686,022
Ardmore Shipping Corp. (a)	128,732	1,042,729
Barnwell Industries, Inc. (b)	11,298	20,336
Bill Barrett Corp. (a)(b)	346,422	1,035,802
Bonanza Creek Energy, Inc.	9,121	237,055
Bonanza Creek Energy, Inc. (d)	166,099	2
California Resources Corp. (a)(b)	172,583	1,346,147
Callon Petroleum Co. (a)(b)	902,491	9,349,807
Carrizo Oil & Gas, Inc. (a)(b)	334,669	4,497,951
Centennial Resource Development, Inc. Class A (a)	544,343	9,411,690
Centrus Energy Corp. Class A (a)(b)	22,164	83,780
Cheniere Energy, Inc. (a)(b)	1,052,608	45,041,096
Clean Energy Fuels Corp. (a)(b)	457,470	1,088,779
Cloud Peak Energy, Inc. (a)(b)	350,207	1,099,650
Cobalt International Energy, Inc. (a)(b)	109,951	206,708
Comstock Resources, Inc. (a)(b)	59,844	384,198
CONSOL Energy, Inc.	790,515	11,501,993
Contango Oil & Gas Co. (a)(b)	88,353	405,540
Continental Resources, Inc. (a)(b)	391,200	13,269,504
CVR Energy, Inc. (a)	67,664	1,449,363
Delek U.S. Holdings, Inc.	324,339	8,017,660
Denbury Resources, Inc. (a)(b)	1,713,341	1,816,141
Diamondback Energy, Inc. (b)	430,889	39,120,412
Earthstone Energy, Inc. (a)(b)	37,892	363,384
Eclipse Resources Corp. (b)	384,060	894,860
Energen Corp. (b)	425,353	21,812,102
Energy XXI Gulf Coast, Inc. (a)	141,118	1,474,683
EP Energy Corp. (a)(b)	194,327	571,321
Evolution Petroleum Corp.	131,930	916,914
EXCO Resources, Inc. (a)(b)	48,051	86,011
Extraction Oil & Gas, Inc. (a)	178,876	2,350,431
FieldPoint Petroleum Corp. (b)	9,981	3,314
Gastar Exploration, Inc. (a)(b)	765,403	451,741
Gener8 Maritime, Inc. (a)(b)	367,090	1,651,905
Gevo, Inc. (a)(b)	25,651	16,673
Green Plains, Inc. (a)	167,214	3,101,820
Gulfport Energy Corp. (b)	697,873	8,744,349
Halcon Resources Corp. (a)(b)	129,266	800,157
Hallador Energy Co. (a)	78,379	454,598
HollyFrontier Corp. (a)	781,490	24,468,452
Houston American Energy Corp. (a)(b)	98,796	48,410
International Seaways, Inc.	134,191	2,474,482
Isramco, Inc. (a)(b)	3,497	393,762
Jagged Peak Energy, Inc. (a)	152,260	1,950,451
Jones Energy, Inc. (a)	301,130	298,119
Kosmos Energy Ltd. (a)(b)	1,024,087	7,209,572
Laredo Petroleum, Inc. (a)(b)	622,734	7,734,356
Lilis Energy, Inc. (a)(b)	116,379	425,947
Lonestar Resources U.S., Inc. (b)	83,150	271,069
Matador Resources Co. (a)(b)	416,404	9,818,806
Mexco Energy Corp. (b)	2,119	9,345
Murphy Oil Corp. (a)	717,888	16,267,342
Northern Oil & Gas, Inc. (a)(b)	216,184	183,756
Oasis Petroleum, Inc. (a)(b)	1,064,131	7,768,156
Overseas Shipholding Group, Inc. (b)	203,430	459,752
Pacific Ethanol, Inc. (b)	157,778	788,890
Panhandle Royalty Co. Class A	65,031	1,372,154
Par Pacific Holdings, Inc. (a)(b)	146,529	2,609,681
Parsley Energy, Inc. Class A (b)	1,000,939	25,073,522
PBF Energy, Inc. Class A (a)	489,298	11,586,577
PDC Energy, Inc. (a)(b)	251,056	9,874,032
Peabody Energy Corp. (a)	433,861	12,581,969
Pedevco Corp. (a)(b)	6,185	4,094
Penn Virginia Corp. (a)	30,000	1,155,000
Petroquest Energy, Inc. (b)	55,392	99,152
PrimeEnergy Corp. (b)	4,530	199,320
QEP Resources, Inc. (a)(b)	1,089,505	8,225,763
Ramaco Resources, Inc. (a)	23,661	183,846
Renewable Energy Group, Inc. (a)(b)	153,384	1,855,946
Resolute Energy Corp. (a)(b)	84,842	2,507,081
Rex American Resources Corp. (b)	26,148	2,264,940
Rex Energy Corp. (a)(b)	38,463	88,080
Rice Energy, Inc. (b)	715,932	19,587,900
Ring Energy, Inc. (b)	208,423	2,484,402
RSP Permian, Inc. (a)(b)	478,288	15,008,677
Sanchez Energy Corp. (a)(b)	307,135	1,345,251
SandRidge Energy, Inc. (a)(b)	95,557	1,645,492
SemGroup Corp. Class A (a)	235,573	6,054,226
SilverBow Resources, Inc. (a)(b)	23,761	514,188
SM Energy Co. (a)	443,376	5,923,503
Southwestern Energy Co. (b)	2,298,895	12,528,978
Src Energy, Inc. (b)	892,580	7,042,456
Stone Energy Corp. (a)	92,375	2,235,475
Syntroleum Corp. (a)(b)(d)	21,880	0
Targa Resources Corp.	954,087	42,523,658
Teekay Corp. (a)	243,861	2,248,398
Tellurian, Inc. (a)(b)	201,608	1,862,858
Tengasco, Inc. (a)(b)	73,015	48,190
Torchlight Energy Resources, Inc. (a)(b)	200,782	273,064
TransAtlantic Petroleum Ltd. (b)	79,564	59,673
U.S. Energy Corp. (a)(b)	16,587	12,608
Uranium Energy Corp. (a)(b)	640,353	845,266
VAALCO Energy, Inc. (b)	208,727	151,849
Vertex Energy, Inc. (a)(b)	54,529	43,623
W&T Offshore, Inc. (a)(b)	172,461	329,401
Warrior Metropolitan Coal, Inc. (a)	83,389	2,275,686
Westmoreland Coal Co. (a)(b)	73,444	171,125
Westwater Resources, Inc. (a)(b)	151,823	206,479
Whiting Petroleum Corp. (a)(b)	1,205,956	5,390,623
WildHorse Resource Development Corp. (a)	130,932	1,428,468
World Fuel Services Corp.	302,651	10,453,566
WPX Energy, Inc. (b)	1,772,698	17,709,253
Yuma Energy, Inc. (a)(b)	5,304	6,153
Zion Oil & Gas, Inc. (a)(b)	201,994	674,660
		539,003,739

TOTAL ENERGY		728,087,865

FINANCIALS - 16.8%
Banks - 6.9%
1st Constitution Bancorp	42,103	724,172
1st Source Corp.	82,536	3,851,955
Access National Corp. (a)	63,466	1,629,807
ACNB Corp.	17,139	448,185
Allegiance Bancshares, Inc. (a)(b)	49,520	1,686,156
American National Bankshares, Inc.	28,161	1,027,877
American River Bankshares	8,231	108,732
Ameris Bancorp	168,643	7,428,724
AmeriServ Financial, Inc.	14,728	57,439
Ames National Corp. (a)	27,281	739,315
Anchor Bancorp (b)	8,039	201,377
Arrow Financial Corp.	50,020	1,615,646
Associated Banc-Corp.	677,617	14,839,812
Atlantic Capital Bancshares, Inc. (b)	74,953	1,345,406
Auburn National Bancorp., Inc.	3,534	126,341
Banc of California, Inc. (a)	218,168	4,047,016
BancFirst Corp.	75,734	3,816,994
Bancorp, Inc., Delaware (b)	253,910	1,993,194
BancorpSouth, Inc.	364,939	10,601,478
Bank of Commerce Holdings (a)	98,321	1,037,287
Bank of Hawaii Corp.	190,452	14,880,015
Bank of Marin Bancorp	24,262	1,587,948
Bank of South Carolina Corp.	10,268	185,337
Bank of the Ozarks, Inc. (a)	538,139	23,118,451
BankUnited, Inc.	489,886	16,303,406
Bankwell Financial Group, Inc.	40,974	1,389,019
Banner Corp.	127,685	7,037,997
Bar Harbor Bankshares	62,421	1,639,175
BCB Bancorp, Inc. (a)	55,365	786,183
Berkshire Hills Bancorp, Inc.	161,342	5,453,360
Blue Hills Bancorp, Inc. (a)	123,079	2,301,577
BOK Financial Corp. (a)	95,691	7,701,212
Boston Private Financial Holdings, Inc.	373,066	5,484,070
Bridge Bancorp, Inc.	80,834	2,497,771
Brookline Bancorp, Inc., Delaware	346,551	4,973,007
Bryn Mawr Bank Corp. (a)	81,577	3,340,578
C & F Financial Corp.	11,407	534,418
California First National Bancorp	1,545	24,952
Camden National Corp.	73,144	2,852,616
Capital Bank Financial Corp. Series A	119,506	4,493,426
Capital City Bank Group, Inc.	48,944	1,012,651
Capstar Financial Holdings, Inc. (a)	10,727	186,006
Carolina Financial Corp.	55,435	1,886,453
Cathay General Bancorp	324,330	11,439,119
CB Financial Services, Inc.	34,610	939,662
Centerstate Banks of Florida, Inc.	276,150	6,757,391
Central Pacific Financial Corp.	137,108	3,976,132
Central Valley Community Bancorp	34,644	681,447
Century Bancorp, Inc. Class A (non-vtg.)	8,372	559,250
Chemical Financial Corp.	313,725	14,246,252
Chemung Financial Corp. (a)	14,797	597,651
CIT Group, Inc. (a)	592,137	26,557,344
Citizens & Northern Corp.	49,346	1,107,324
Citizens Holding Co.	12,650	295,378
City Holding Co.	75,888	4,805,987
Civista Bancshares, Inc. (a)	34,892	705,167
CNB Financial Corp., Pennsylvania	61,173	1,477,940
CoBiz, Inc.	222,257	3,789,482
Codorus Valley Bancorp, Inc.	33,275	833,539
Colony Bankcorp, Inc.	4,518	60,089
Columbia Banking Systems, Inc. (a)	254,513	9,460,248
Commerce Bancshares, Inc.	385,313	21,188,362
Commerce Union Bancshares, Inc. (a)	23,562	565,252
Community Bank System, Inc. (a)	217,028	11,168,261
Community Bankers Trust Corp. (a)(b)	171,891	1,443,884
Community Financial Corp. (a)	16,726	585,410
Community Trust Bancorp, Inc.	84,178	3,581,774
ConnectOne Bancorp, Inc.	128,046	2,919,449
County Bancorp, Inc.	25,129	753,367
CU Bancorp (b)	78,920	2,813,498
Cullen/Frost Bankers, Inc.	251,960	21,215,032
Customers Bancorp, Inc. (b)	124,000	3,494,320
CVB Financial Corp. (a)	441,582	9,140,747
DNB Financial Corp.	4,951	161,155
Eagle Bancorp, Inc. (b)	134,184	8,346,245
East West Bancorp, Inc.	632,265	35,008,513
Enterprise Bancorp, Inc.	37,217	1,190,572
Enterprise Financial Services Corp.	105,839	4,043,050
Equity Bancshares, Inc. (b)	21,834	745,631
Evans Bancorp, Inc. (a)	17,239	711,971
Farmers Capital Bank Corp.	34,947	1,308,765
Farmers National Banc Corp.	109,961	1,506,466
FCB Financial Holdings, Inc. Class A (a)(b)	190,229	8,293,984
Fidelity Southern Corp.	97,915	2,140,422
Financial Institutions, Inc.	63,631	1,730,763
First Bancorp, North Carolina	107,671	3,331,341
First Bancorp, Puerto Rico (b)	809,686	4,599,016
First Bancshares, Inc. (a)	28,134	793,379
First Bank Hamilton New Jersey	51,342	616,104
First Busey Corp.	190,257	5,488,914
First Business Finance Services, Inc.	37,553	800,254
First Citizen Bancshares, Inc.	39,444	13,431,076
First Commonwealth Financial Corp.	394,538	4,975,124
First Community Bancshares, Inc.	65,716	1,691,530
First Community Corp.	50,202	1,059,262
First Connecticut Bancorp, Inc.	63,853	1,580,362
First Financial Bancorp, Ohio	288,325	6,905,384
First Financial Bankshares, Inc. (a)	290,331	11,627,757
First Financial Corp., Indiana	56,581	2,455,615
First Financial Northwest, Inc.	38,725	619,600
First Foundation, Inc. (b)	120,044	2,034,746
First Hawaiian, Inc.	221,378	5,997,130
First Horizon National Corp.	1,034,454	17,802,953
First Internet Bancorp	24,292	772,486
First Interstate Bancsystem, Inc.	125,482	4,416,966
First Merchants Corp.	189,960	7,459,729
First Mid-Illinois Bancshares, Inc.	30,682	1,064,052
First Midwest Bancorp, Inc., Delaware	356,411	7,513,144
First Northwest Bancorp (b)	29,480	467,553
First of Long Island Corp.	95,119	2,544,433
First Republic Bank	673,295	65,343,280
First South Bancorp, Inc., Virginia	39,689	691,382
First United Corp. (b)	16,427	258,725
Flushing Financial Corp.	128,655	3,517,428
FNB Corp., Pennsylvania	1,411,846	17,916,326
Franklin Financial Network, Inc. (b)	55,816	1,825,183
Fulton Financial Corp.	763,857	13,329,305
German American Bancorp, Inc.	91,374	2,973,310
Glacier Bancorp, Inc. (a)	342,242	11,365,857
Glen Burnie Bancorp	18,661	196,127
Great Southern Bancorp, Inc.	44,239	2,203,102
Great Western Bancorp, Inc.	265,155	9,524,368
Green Bancorp, Inc. (b)	96,487	1,934,564
Guaranty Bancorp	81,387	2,099,785
Guaranty Bancshares, Inc. Texas	6,893	208,444
Hancock Holding Co.	379,714	16,688,430
Hanmi Financial Corp.	139,169	3,715,812
HarborOne Bancorp, Inc. (b)	139,543	2,398,744
Hawthorn Bancshares, Inc.	48,188	970,988
Heartland Financial U.S.A., Inc.	111,545	5,075,298
Heritage Commerce Corp.	144,223	1,932,588
Heritage Financial Corp., Washington	134,310	3,512,207
Hilltop Holdings, Inc.	360,056	8,522,526
Home Bancshares, Inc. (a)	553,439	12,900,663
HomeTrust Bancshares, Inc. (b)	82,069	1,904,001
Hope Bancorp, Inc.	575,341	9,286,004
Horizon Bancorp Industries	89,615	2,345,225
Howard Bancorp, Inc. (a)(b)	32,517	642,211
IBERIABANK Corp.	220,149	16,863,413
Independent Bank Corp.	96,933	1,977,433
Independent Bank Corp., Massachusetts (a)	121,955	8,451,482
Independent Bank Group, Inc.	55,312	3,078,113
International Bancshares Corp.	260,048	9,348,726
Investar Holding Corp.	29,136	640,992
Investors Bancorp, Inc.	1,364,718	17,864,159
Lakeland Bancorp, Inc.	184,477	3,412,825
Lakeland Financial Corp.	114,291	4,967,087
Landmark Bancorp, Inc.	38	1,112
LCNB Corp.	38,996	719,476
LegacyTexas Financial Group, Inc.	185,316	6,669,523
Live Oak Bancshares, Inc. (a)	117,643	2,629,321
Macatawa Bank Corp.	91,347	874,191
MainSource Financial Group, Inc.	119,416	3,908,486
MB Financial, Inc.	313,695	12,475,650
MBT Financial Corp.	69,241	702,796
Mercantile Bank Corp.	67,865	2,062,417
Mid Penn Bancorp, Inc.	28,255	836,348
Middlefield Banc Corp. (a)	24,755	1,112,737
Midland States Bancorp, Inc.	36,485	1,114,252
Midsouth Bancorp, Inc.	59,250	702,113
MidWestOne Financial Group, Inc.	36,136	1,188,152
MutualFirst Financial, Inc.	16,479	580,061
National Bank Holdings Corp.	120,099	3,864,786
National Bankshares, Inc. (a)	27,586	1,086,888
National Commerce Corp. (b)	43,733	1,738,387
NBT Bancorp, Inc.	212,914	6,989,967
Nicolet Bankshares, Inc. (b)	27,108	1,481,452
Northeast Bancorp	47,101	1,017,382
Northrim Bancorp, Inc.	32,754	977,707
Norwood Financial Corp. (a)	17,432	767,705
OFG Bancorp (a)	196,849	1,712,586
Ohio Valley Banc Corp. (a)	14,494	476,853
Old Line Bancshares, Inc.	23,282	640,255
Old National Bancorp, Indiana	617,544	10,096,844
Old Point Financial Corp.	8,603	264,456
Old Second Bancorp, Inc.	127,732	1,462,531
Opus Bank	75,669	1,694,986
Orrstown Financial Services, Inc.	28,866	705,774
Pacific Continental Corp.	89,523	2,126,171
Pacific Mercantile Bancorp (b)	76,145	647,233
Pacific Premier Bancorp, Inc. (b)	150,823	5,339,134
PacWest Bancorp	532,317	24,034,113
Park National Corp.	59,483	5,745,463
Park Sterling Corp.	235,316	2,675,543
Parke Bancorp, Inc. (a)	9,617	187,051
Patriot National Bancorp, Inc.	1,402	23,413
PCSB Financial Corp. (a)	71,701	1,213,181
Peapack-Gladstone Financial Corp.	67,127	2,045,360
Penns Woods Bancorp, Inc.	18,934	812,458
People's Utah Bancorp	68,752	1,880,367
Peoples Bancorp of North Carolina (a)	28,481	865,253
Peoples Bancorp, Inc.	86,252	2,678,987
Peoples Financial Corp., Mississippi (b)	7,232	97,632
Peoples Financial Services Corp.	28,276	1,174,868
Pinnacle Financial Partners, Inc.	321,651	20,006,692
Popular, Inc.	447,330	17,852,940
Porter Bancorp, Inc. (b)	747	8,299
Preferred Bank, Los Angeles	57,012	3,067,246
Premier Financial Bancorp, Inc.	21,201	400,699
Prosperity Bancshares, Inc.	302,610	18,080,948
QCR Holdings, Inc.	57,990	2,534,163
Renasant Corp. (a)	194,858	7,761,194
Republic Bancorp, Inc., Kentucky Class A	38,600	1,373,388
Republic First Bancorp, Inc. (a)(b)	238,609	2,016,246
Royal Bancshares of Pennsylvania, Inc. Class A (b)	13,408	54,839
S&T Bancorp, Inc.	157,543	5,662,095
Sandy Spring Bancorp, Inc.	113,430	4,374,995
SB Financial Group, Inc.	532	8,783
Seacoast Banking Corp., Florida (b)	179,262	4,099,722
Select Bancorp, Inc. New (b)	98	1,144
ServisFirst Bancshares, Inc. (a)	200,763	6,848,026
Shore Bancshares, Inc.	42,320	697,857
Sierra Bancorp	45,562	1,153,174
Signature Bank (b)	237,314	30,456,879
Simmons First National Corp. Class A (a)	133,602	6,974,024
SmartFinancial, Inc. (a)(b)	29,546	682,217
South State Corp.	109,889	9,038,370
Southern First Bancshares, Inc. (b)	41,478	1,466,247
Southern National Bancorp of Virginia, Inc.	84,680	1,418,390
Southside Bancshares, Inc.	125,401	4,096,851
Southwest Bancorp, Inc., Oklahoma	82,567	2,084,817
State Bank Financial Corp.	163,053	4,381,234
Sterling Bancorp (a)	608,039	13,650,476
Stock Yards Bancorp, Inc.	114,773	3,994,100
Stonegate Bank	66,942	3,227,274
Summit Financial Group, Inc. (a)	28,736	629,031
Sun Bancorp, Inc.	52,032	1,214,947
Sunshine Bancorp, Inc. (a)(b)	22,894	494,510
Sussex Bancorp (a)	1,371	32,630
SVB Financial Group (b)	230,334	39,004,760
Synovus Financial Corp.	529,490	22,302,119
TCF Financial Corp.	787,248	12,225,961
Texas Capital Bancshares, Inc. (a)(b)	215,943	16,033,768
The First Bancorp, Inc.	40,384	1,051,196
Tompkins Financial Corp. (a)	56,854	4,316,356
TowneBank (a)	258,979	7,950,655
Trico Bancshares	98,612	3,508,615
TriState Capital Holdings, Inc. (b)	98,771	2,064,314
Triumph Bancorp, Inc. (b)	78,615	2,216,943
Trustmark Corp.	296,262	8,775,280
Two River Bancorp (a)	43,275	788,471
UMB Financial Corp. (a)	200,120	13,432,054
Umpqua Holdings Corp.	987,453	17,280,428
Union Bankshares Corp. (a)	202,037	6,329,819
Union Bankshares, Inc. (a)	26,240	1,132,256
United Bancorp, Inc.	41,665	495,814
United Bankshares, Inc., West Virginia (a)	460,054	15,434,812
United Community Bank, Inc.	313,340	8,181,307
United Security Bancshares, Inc.	8,545	96,559
United Security Bancshares, California	21,338	197,377
Unity Bancorp, Inc.	57,145	991,466
Univest Corp. of Pennsylvania	120,426	3,510,418
Valley National Bancorp	1,183,756	13,246,230
Veritex Holdings, Inc. (a)(b)	71,960	1,900,464
Village Bank & Trust Financial Corp. (b)	8,883	271,376
Washington Trust Bancorp, Inc.	63,697	3,264,471
WashingtonFirst Bankshares, Inc.	40,114	1,358,661
Webster Financial Corp.	407,516	19,022,847
WesBanco, Inc.	179,643	6,822,841
West Bancorp., Inc.	62,916	1,381,006
Westamerica Bancorp. (a)	117,356	6,049,702
Western Alliance Bancorp. (b)	415,273	20,028,617
Wintrust Financial Corp.	242,225	17,636,402
Xenith Bankshares, Inc. (b)	35,243	1,009,712
		1,360,535,804
Capital Markets - 2.2%
Arlington Asset Investment Corp. (a)	114,310	1,476,885
Artisan Partners Asset Management, Inc.	207,245	6,362,422
Ashford, Inc. (b)	4,486	276,562
Associated Capital Group, Inc.	20,662	709,740
B. Riley Financial, Inc.	77,782	1,275,625
BGC Partners, Inc. Class A	969,436	12,592,974
Cohen & Steers, Inc.	93,396	3,534,105
Cowen Group, Inc. Class A (a)(b)	119,709	1,945,271
Diamond Hill Investment Group, Inc. (a)	13,288	2,608,833
Eaton Vance Corp. (non-vtg.)	501,551	23,863,797
Evercore, Inc. Class A	182,141	13,742,538
FactSet Research Systems, Inc.	172,980	27,188,996
Federated Investors, Inc. Class B (non-vtg.) (a)	401,131	10,954,888
Fifth Street Asset Management, Inc. Class A (a)	29,106	119,335
Financial Engines, Inc. (a)	276,738	9,146,191
Gain Capital Holdings, Inc.	115,932	730,372
GAMCO Investors, Inc. Class A	17,907	527,719
Global Brokerage, Inc. Class A (a)(b)	23,887	29,859
Great Elm Capital Group, Inc. (b)	27,036	89,219
Greenhill & Co., Inc. (a)	121,210	1,824,211
Hamilton Lane, Inc. Class A (a)	59,581	1,396,579
Hennessy Advisors, Inc.	9,352	138,223
Houlihan Lokey	112,015	4,038,141
Institutional Financial Markets, Inc.	16,813	19,167
Interactive Brokers Group, Inc.	314,893	13,203,463
INTL FCStone, Inc. (b)	64,346	2,283,640
Investment Technology Group, Inc.	132,967	2,671,307
Janus Henderson Group PLC (a)	801,528	27,700,808
Ladenburg Thalmann Financial Services, Inc.	402,412	1,034,199
Lazard Ltd. Class A	570,797	24,481,483
Legg Mason, Inc.	376,000	14,359,440
LPL Financial	352,936	16,531,522
Manning & Napier, Inc. Class A	54,262	192,630
MarketAxess Holdings, Inc.	165,985	32,026,806
Medley Management, Inc. (a)	32,708	202,790
Moelis & Co. Class A	139,192	5,484,165
Morningstar, Inc.	86,170	7,126,259
MSCI, Inc.	400,887	45,945,659
National Holdings Corp. (b)	3,483	9,091
National Holdings Corp. warrants 1/18/22	3,483	1,898
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	653,396
Paragon Commercial Corp. (b)	5,375	278,694
Piper Jaffray Companies	64,129	3,555,953
PJT Partners, Inc.	73,261	2,832,270
Pzena Investment Management, Inc.	58,015	574,349
Safeguard Scientifics, Inc. (a)(b)	85,673	1,045,211
SEI Investments Co.	587,931	34,370,446
Silvercrest Asset Management Group Class A	17,895	219,214
Stifel Financial Corp.	307,295	14,673,336
TD Ameritrade Holding Corp.	1,071,588	46,421,192
TheStreet.com, Inc. (b)	85,257	72,468
U.S. Global Investments, Inc. Class A	36,632	48,721
Value Line, Inc.	13,155	210,085
Vector Capital Corp. rights (b)(d)	49,572	1
Virtu Financial, Inc. Class A (a)	190,073	3,411,810
Virtus Investment Partners, Inc. (a)	29,444	3,121,064
Waddell & Reed Financial, Inc. Class A (a)	368,027	6,848,982
Westwood Holdings Group, Inc.	31,636	1,933,909
WisdomTree Investments, Inc. (a)	492,911	4,519,994
Zais Group Holdings, Inc. (a)(b)	22,211	41,090
		442,678,997
Consumer Finance - 0.8%
Ally Financial, Inc.	2,040,124	46,106,802
Asta Funding, Inc. (a)(b)	38,423	309,305
Atlanticus Holdings Corp. (b)	33,601	82,322
Consumer Portfolio Services, Inc. (b)	87,449	343,675
Credit Acceptance Corp. (a)(b)	53,276	14,507,055
Elevate Credit, Inc. (a)	77,759	492,214
Encore Capital Group, Inc. (a)(b)	104,445	4,214,356
Enova International, Inc. (a)(b)	106,637	1,268,980
EZCORP, Inc. (non-vtg.) Class A (a)(b)	207,953	1,881,975
First Cash Financial Services, Inc.	214,308	12,579,880
Green Dot Corp. Class A (b)	196,552	9,469,875
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,483,428	9,182,419
Nelnet, Inc. Class A	84,547	4,010,064
Nicholas Financial, Inc. (b)	73,640	634,040
OneMain Holdings, Inc. (a)(b)	231,191	6,327,698
PRA Group, Inc. (a)(b)	202,706	5,858,203
Regional Management Corp. (b)	42,651	936,189
Santander Consumer U.S.A. Holdings, Inc. (b)	489,438	6,989,175
SLM Corp. (b)	1,930,689	19,635,107
World Acceptance Corp. (a)(b)	25,904	1,938,137
		146,767,471
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	15,543	266,407
Acushnet Holdings Corp. (a)	96,112	1,580,081
Alteryx, Inc. (a)	45,290	1,068,391
At Home Group, Inc. (a)	46,573	1,141,039
Camping World Holdings, Inc. (a)	90,236	3,316,173
Catskill Litigation Trust (b)(d)	1,036	0
Cotiviti Holdings, Inc. (a)(b)	165,909	5,927,929
Donnelley Financial Solutions, Inc.	142,998	3,061,587
FB Financial Corp. (a)	55,658	1,934,116
Marlin Business Services Corp.	36,382	949,570
NCP Litigation Trust (b)(d)	200	0
NewStar Financial, Inc.	83,480	894,906
On Deck Capital, Inc. (a)(b)	192,982	932,103
Quantenna Communications, Inc. (a)	32,196	598,202
Ra Pharmaceuticals, Inc.	33,809	507,473
Senseonics Holdings, Inc. (a)(b)	144,591	443,894
Tiptree, Inc.	128,445	822,048
Varex Imaging Corp. (a)	162,547	4,962,560
Voya Financial, Inc.	818,279	31,282,806
		59,689,285
Insurance - 4.0%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	52,448
Alleghany Corp. (b)	68,441	38,516,542
AMBAC Financial Group, Inc. (b)	200,573	3,648,423
American Equity Investment Life Holding Co. (a)	387,822	10,765,939
American Financial Group, Inc.	320,127	32,592,130
American National Insurance Co.	40,063	4,635,690
Amerisafe, Inc.	82,809	4,455,124
AmTrust Financial Services, Inc. (a)	469,157	5,817,547
Arch Capital Group Ltd. (b)	566,925	55,184,480
Argo Group International Holdings, Ltd.	134,581	8,101,776
Aspen Insurance Holdings Ltd.	263,854	11,926,201
Assured Guaranty Ltd.	533,794	22,707,597
Athene Holding Ltd.	225,513	12,067,201
Atlas Financial Holdings, Inc. (b)	42,675	719,074
Axis Capital Holdings Ltd.	374,665	22,569,820
Baldwin & Lyons, Inc. Class B	42,752	936,269
Blue Capital Reinsurance Holdings Ltd.	23,939	450,053
Brown & Brown, Inc.	506,538	22,773,948
Citizens, Inc. Class A (a)(b)	184,834	1,391,800
CNA Financial Corp.	123,338	6,050,962
CNO Financial Group, Inc.	755,655	16,888,889
Conifer Holdings, Inc. (b)	13,396	86,404
Crawford & Co. Class B	86,860	861,651
Donegal Group, Inc. Class A	119,498	1,831,904
eHealth, Inc. (b)	78,217	1,899,109
EMC Insurance Group	32,192	897,513
Employers Holdings, Inc.	143,996	6,069,431
Enstar Group Ltd. (a)(b)	48,866	10,142,138
Erie Indemnity Co. Class A	88,842	10,731,225
FBL Financial Group, Inc. Class A	43,350	2,947,800
Federated National Holding Co.	50,478	784,428
Fidelity & Guaranty Life (a)	51,288	1,602,750
First Acceptance Corp. (b)	24,679	27,640
First American Financial Corp.	484,867	23,787,575
FNF Group	1,200,506	57,912,409
FNFV Group (b)	291,196	4,906,653
Genworth Financial, Inc. Class A (b)	2,224,677	7,630,642
Global Indemnity Ltd.	37,631	1,521,045
Greenlight Capital Re, Ltd. (b)	129,165	2,873,921
Hallmark Financial Services, Inc. (b)	49,582	508,216
Hanover Insurance Group, Inc.	189,091	18,564,954
HCI Group, Inc.	36,061	1,406,018
Health Insurance Innovations, Inc. (a)(b)	27,165	914,102
Heritage Insurance Holdings, Inc.	108,895	1,239,225
Horace Mann Educators Corp.	178,779	6,284,082
Independence Holding Co.	94,596	2,052,733
Infinity Property & Casualty Corp.	47,591	4,209,424
Investors Title Co.	5,515	969,923
James River Group Holdings Ltd.	95,401	3,804,592
Kemper Corp.	217,544	10,420,358
Kingstone Companies, Inc.	39,207	590,065
Kinsale Capital Group, Inc.	81,546	3,086,516
Maiden Holdings Ltd. (a)	316,619	2,295,488
Markel Corp. (b)	61,648	64,853,080
MBIA, Inc. (a)(b)	566,957	5,703,587
Mercury General Corp.	167,105	9,603,524
National General Holdings Corp.	271,086	4,654,547
National Western Life Group, Inc.	9,867	3,299,623
Navigators Group, Inc.	101,022	5,637,028
NI Holdings, Inc. (a)	45,692	754,375
Old Republic International Corp.	1,099,149	20,982,754
OneBeacon Insurance Group Ltd.	104,662	1,906,942
Patriot National, Inc. (a)	41,971	62,957
Primerica, Inc.	203,248	15,558,634
ProAssurance Corp.	239,584	12,757,848
Reinsurance Group of America, Inc.	281,871	37,897,556
RenaissanceRe Holdings Ltd.	176,360	24,542,258
RLI Corp.	167,632	8,971,665
Safety Insurance Group, Inc.	66,718	4,763,665
Selective Insurance Group, Inc.	258,572	13,032,029
State Auto Financial Corp.	68,353	1,691,053
State National Companies, Inc.	135,068	2,805,362
Stewart Information Services Corp. (a)	103,105	3,720,028
Third Point Reinsurance Ltd. (a)(b)	255,705	3,592,655
Trupanion, Inc. (a)(b)	68,165	1,491,450
United Fire Group, Inc.	93,258	3,922,431
United Insurance Holdings Corp.	78,431	1,234,504
Universal Insurance Holdings, Inc. (a)	143,216	3,071,983
Validus Holdings Ltd.	347,186	17,411,378
W.R. Berkley Corp.	427,107	28,462,410
White Mountains Insurance Group Ltd.	20,241	17,631,328
WMI Holdings Corp. (b)	870,756	1,088,445
		796,216,946
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	128,388	2,474,037
AGNC Investment Corp.	1,549,591	33,378,190
American Capital Mortgage Investment Corp.	216,830	4,163,136
Annaly Capital Management, Inc.	4,727,742	59,096,775
Anworth Mortgage Asset Corp.	522,696	3,167,538
Apollo Commercial Real Estate Finance, Inc.	408,851	7,396,115
Arbor Realty Trust, Inc.	227,213	1,863,147
Ares Commercial Real Estate Corp.	140,575	1,854,184
Armour Residential REIT, Inc. (a)	182,039	4,807,650
Blackstone Mortgage Trust, Inc. (a)	411,032	12,885,853
Capstead Mortgage Corp.	453,763	4,387,888
Cherry Hill Mortgage Investment Corp.	46,903	866,767
Chimera Investment Corp.	797,417	15,206,742
CIM Commercial Trust Corp.	63,757	997,797
CYS Investments, Inc.	708,349	6,226,388
Dynex Capital, Inc.	259,773	1,857,377
Ellington Residential Mortgage REIT	40,648	594,680
Five Oaks Investment Corp. (a)	77,659	323,061
Great Ajax Corp.	64,550	915,319
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	215,560	5,000,992
Invesco Mortgage Capital, Inc.	486,582	8,262,162
KKR Real Estate Finance Trust, Inc. (a)	54,773	1,137,635
Ladder Capital Corp. Class A	379,158	5,202,048
MFA Financial, Inc.	1,728,465	15,175,923
New Residential Investment Corp.	1,361,840	22,443,123
New York Mortgage Trust, Inc. (a)	504,041	3,155,297
Orchid Island Capital, Inc. (a)	181,831	1,758,306
Owens Realty Mortgage, Inc.	37,687	653,869
PennyMac Mortgage Investment Trust	295,936	5,116,733
Redwood Trust, Inc.	353,007	5,888,157
Resource Capital Corp.	146,355	1,514,774
Starwood Property Trust, Inc.	1,138,958	25,296,257
Two Harbors Investment Corp.	1,517,727	15,526,347
Western Asset Mortgage Capital Corp. (a)	191,198	2,009,491
ZAIS Financial Corp. (a)	43,166	658,282
		281,262,040
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	1,752,226
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)(b)	33,389	1,480,802
Astoria Financial Corp.	425,857	8,342,539
Atlantic Coast Financial Corp. (b)	8,654	72,261
Bank Mutual Corp.	187,600	1,716,540
BankFinancial Corp.	75,843	1,216,522
Bear State Financial, Inc.	45,612	468,891
Beneficial Bancorp, Inc.	357,084	5,338,406
BofI Holding, Inc. (a)(b)	254,547	6,748,041
BSB Bancorp, Inc. (b)	29,828	850,098
Capitol Federal Financial, Inc.	583,580	8,006,718
Charter Financial Corp.	65,398	1,063,371
Citizens Community Bancorp, Inc.	15,634	212,622
Clifton Bancorp, Inc. (a)	102,761	1,618,486
Dime Community Bancshares, Inc.	152,632	2,892,376
Elmira Savings Bank	185	3,765
Entegra Financial Corp. (a)(b)	77,977	1,809,066
ESSA Bancorp, Inc.	32,482	490,478
Essent Group Ltd. (b)	364,284	14,236,219
Farmer Mac Class C (non-vtg.)	44,156	3,007,907
First Capital, Inc.	12,982	416,722
First Defiance Financial Corp.	41,293	2,021,705
Flagstar Bancorp, Inc. (b)	95,859	3,146,092
Greene County Bancorp, Inc. (a)	2,032	47,447
Hamilton Bancorp, Inc. (b)	69	980
Hingham Institution for Savings	8,459	1,556,541
HMN Financial, Inc. (b)	3,871	68,710
Home Bancorp, Inc.	16,971	685,289
Home Federal Bancorp, Inc.	31	806
HomeStreet, Inc. (a)(b)	121,978	3,079,945
HopFed Bancorp, Inc.	18,100	253,400
Impac Mortgage Holdings, Inc. (a)(b)	65,855	873,896
Kearny Financial Corp.	415,174	5,874,712
Lendingtree, Inc. (a)(b)	32,192	7,434,742
Malvern Bancorp, Inc. (b)	64,070	1,524,866
Meridian Bancorp, Inc. Maryland	235,823	4,150,485
Meta Financial Group, Inc.	40,463	2,844,549
MGIC Investment Corp. (b)	1,644,961	18,834,803
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,555,534
New York Community Bancorp, Inc. (a)	2,154,746	25,964,689
NMI Holdings, Inc. (b)	243,001	2,636,561
Northfield Bancorp, Inc.	220,790	3,556,927
Northwest Bancshares, Inc. (a)	450,358	6,949,024
OceanFirst Financial Corp. (a)	135,646	3,385,724
Ocwen Financial Corp. (a)(b)	453,944	1,330,056
Oritani Financial Corp.	189,634	3,043,626
PB Bancorp, Inc.	7,070	72,468
PennyMac Financial Services, Inc. (b)	84,716	1,440,172
PHH Corp. (b)	240,647	3,417,187
Poage Bankshares, Inc.	6,654	121,436
Provident Bancorp, Inc. (b)	84,161	1,716,884
Provident Financial Holdings, Inc.	21,795	412,797
Provident Financial Services, Inc.	266,158	6,614,026
Prudential Bancorp, Inc. (a)	82,322	1,518,841
Radian Group, Inc. (a)	961,592	16,827,860
Riverview Bancorp, Inc.	146,681	1,177,848
Security National Financial Corp. Class A	38,708	228,377
SI Financial Group, Inc.	23,177	338,384
Southern Missouri Bancorp, Inc.	20,482	664,846
Territorial Bancorp, Inc.	30,643	926,338
TFS Financial Corp.	269,004	4,137,282
Timberland Bancorp, Inc. (a)	27,057	749,749
Trustco Bank Corp., New York	425,565	3,361,964
United Community Bancorp, Inc.	1,461	27,540
United Community Financial Corp.	251,020	2,281,772
United Financial Bancorp, Inc. New	220,063	3,811,491
Walker & Dunlop, Inc. (b)	129,353	6,233,521
Walter Investment Management Corp. (a)(b)	163,591	70,639
Washington Federal, Inc.	382,695	11,959,219
Waterstone Financial, Inc.	133,580	2,357,687
Westbury Bancorp, Inc. (b)	15,948	321,352
Westfield Financial, Inc.	126,385	1,257,531
WSFS Financial Corp.	122,998	5,498,011
		239,358,161

TOTAL FINANCIALS		3,328,260,930

HEALTH CARE - 11.5%
Biotechnology - 4.6%
Abeona Therapeutics, Inc. (a)(b)	112,297	1,476,706
ACADIA Pharmaceuticals, Inc. (a)(b)	437,926	15,594,545
Acceleron Pharma, Inc. (a)(b)	140,916	5,461,904
Achaogen, Inc. (a)(b)	136,730	2,562,320
Achillion Pharmaceuticals, Inc. (a)(b)	536,785	2,742,971
Acorda Therapeutics, Inc. (a)(b)	203,958	4,242,326
Actinium Pharmaceuticals, Inc. (a)(b)	152,593	93,082
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	1,289,548
ADMA Biologics, Inc. (a)(b)	17,353	59,868
Aduro Biotech, Inc. (a)(b)	132,877	1,614,456
Advaxis, Inc. (a)(b)	152,732	1,040,105
Adverum Biotechnologies, Inc. (b)	64,927	178,549
Aeglea BioTherapeutics, Inc. (b)	23,707	97,436
Aevi Genomic Medicine, Inc. (b)	125,878	159,865
Agenus, Inc. (a)(b)	343,477	1,267,430
Agios Pharmaceuticals, Inc. (a)(b)	190,140	12,028,256
Aimmune Therapeutics, Inc. (a)(b)	100,406	2,158,729
Akebia Therapeutics, Inc. (b)	172,813	2,892,890
Albireo Pharma, Inc. (b)	20,676	511,524
Alder Biopharmaceuticals, Inc. (b)	249,186	2,442,023
Aldeyra Therapeutics, Inc. (a)(b)	48,557	201,512
Alkermes PLC (a)(b)	689,906	35,033,427
Alnylam Pharmaceuticals, Inc. (a)(b)	360,805	30,931,813
Alpine Immune Sciences, Inc. (b)	17,943	157,001
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	2,544,946
Amicus Therapeutics, Inc. (a)(b)	706,239	9,844,972
AmpliPhi Biosciences Corp. (a)(b)	37,449	31,832
AnaptysBio, Inc.	32,787	917,052
Anavex Life Sciences Corp. (a)(b)	157,620	699,833
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	32,085
Applied Genetic Technologies Corp. (b)	47,677	219,314
Aptevo Therapeutics, Inc. (b)	62,747	83,454
AquaBounty Technologies, Inc. (a)(b)	3,959	28,584
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	1,206,172
ARCA Biopharma, Inc. (a)(b)	7,333	8,066
Ardelyx, Inc. (b)	75,570	389,186
Arena Pharmaceuticals, Inc. (b)	166,506	3,859,609
Argos Therapeutics, Inc. (a)(b)	95,222	18,978
ArQule, Inc. (b)	223,720	243,855
Array BioPharma, Inc. (a)(b)	764,318	7,398,598
Arrowhead Pharmaceuticals, Inc. (a)(b)	358,619	1,004,133
Asterias Biotherapeutics, Inc. (a)(b)	102,523	353,704
Atara Biotherapeutics, Inc. (a)(b)	88,733	1,397,545
Athersys, Inc. (a)(b)	484,446	847,781
aTyr Pharma, Inc. (a)(b)	94,162	287,194
Audentes Therapeutics, Inc. (b)	92,554	1,942,708
AVEO Pharmaceuticals, Inc. (a)(b)	400,127	1,360,432
Aviragen Therapeutics, Inc. (a)(b)	114,179	71,704
Bellicum Pharmaceuticals, Inc. (a)(b)	101,319	1,097,285
Biocept, Inc. (a)(b)	60,281	73,543
BioCryst Pharmaceuticals, Inc. (a)(b)	339,447	1,731,180
Biohaven Pharmaceutical Holding Co. Ltd. (a)	80,208	2,867,436
BioMarin Pharmaceutical, Inc. (b)	769,205	69,374,599
Bioptix, Inc. (b)	15,089	59,752
Biospecifics Technologies Corp. (b)	20,059	945,782
Biostage, Inc. (a)(b)	22,493	7,009
BioTime, Inc. (a)(b)	571,875	1,675,594
Bioverativ, Inc.	485,399	27,517,269
bluebird bio, Inc. (a)(b)	199,884	24,955,517
Blueprint Medicines Corp. (a)(b)	158,607	8,599,672
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	258,258
Calithera Biosciences, Inc. (b)	115,170	1,888,788
Cancer Genetics, Inc. (a)(b)	68,198	231,873
Capricor Therapeutics, Inc. (a)(b)	40,820	41,636
Cara Therapeutics, Inc. (a)(b)	115,679	1,657,680
CareDx, Inc. (a)(b)	37,353	106,830
Cascadian Therapeutics, Inc. (a)(b)	213,713	773,641
CASI Pharmaceuticals, Inc. (a)(b)	37,512	36,023
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	34,609
Catalyst Biosciences, Inc. (b)	1,432	4,797
Catalyst Pharmaceutical Partners, Inc. (b)	334,134	918,869
Cel-Sci Corp. (a)(b)	34,407	62,621
Celldex Therapeutics, Inc. (a)(b)	449,512	1,105,800
Cellectar Biosciences, Inc. (b)	4,485	7,355
Cellular Biomedicine Group, Inc. (a)(b)	29,329	288,891
Celsion Corp. (a)(b)	4,287	5,745
ChemoCentryx, Inc. (b)	96,267	668,093
Chiasma, Inc. (a)(b)	30,058	66,128
Chimerix, Inc. (b)	181,661	864,706
Cidara Therapeutics, Inc. (a)(b)	38,754	267,403
Cleveland Biolabs, Inc. (a)(b)	10,000	27,000
Clovis Oncology, Inc. (a)(b)	216,220	16,447,855
Coherus BioSciences, Inc. (a)(b)	149,050	2,153,773
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	705,268
Concert Pharmaceuticals, Inc. (b)	59,495	905,514
ContraFect Corp. (a)(b)	299,050	314,003
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	129,618	1,004,540
Corvus Pharmaceuticals, Inc. (a)(b)	34,606	559,579
CTI BioPharma Corp. (a)(b)	81,379	264,482
Curis, Inc. (b)	510,614	1,041,653
Cyclacel Pharmaceuticals, Inc. (a)	17,747	29,815
Cytokinetics, Inc. (a)(b)	224,644	3,335,963
CytomX Therapeutics, Inc. (a)(b)	99,639	1,721,762
Cytori Therapeutics, Inc. (a)(b)	155,538	55,994
CytRx Corp. (a)(b)	633,744	336,518
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	189,832
Dimension Therapeutics, Inc. (b)	78,948	268,423
Dyax Corp. rights 12/31/19 (b)(d)	559,523	1,846,426
Dynavax Technologies Corp. (a)(b)	240,272	4,312,882
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	1,963,178
Edge Therapeutics, Inc. (a)(b)	82,791	873,445
Editas Medicine, Inc. (a)(b)	100,034	2,111,718
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	160,127
Eleven Biotherapeutics, Inc. (a)(b)	33,461	36,138
Emergent BioSolutions, Inc. (a)(b)	154,700	5,774,951
Enanta Pharmaceuticals, Inc. (a)(b)	66,992	2,871,277
Epizyme, Inc. (a)(b)	175,728	3,048,881
Esperion Therapeutics, Inc. (a)(b)	87,171	4,307,991
Exact Sciences Corp. (a)(b)	523,030	21,909,727
Exelixis, Inc. (b)	1,037,416	30,334,044
Fate Therapeutics, Inc. (a)(b)	72,909	275,596
Fibrocell Science, Inc. (a)(b)	41,836	112,120
FibroGen, Inc. (b)	289,340	13,946,188
Five Prime Therapeutics, Inc. (a)(b)	136,056	4,615,020
Flexion Therapeutics, Inc. (a)(b)	105,320	2,706,724
Fortress Biotech, Inc. (a)(b)	160,408	761,938
Foundation Medicine, Inc. (a)(b)	61,037	2,459,791
Galectin Therapeutics, Inc. (a)(b)	122,625	210,915
Galena Biopharma, Inc. (a)(b)	36,479	13,132
Genocea Biosciences, Inc. (a)(b)	97,488	474,767
Genomic Health, Inc. (a)(b)	80,972	2,566,812
GenVec, Inc. rights (d)	14,247	0
Geron Corp. (a)(b)	680,058	1,475,726
Global Blood Therapeutics, Inc. (b)	145,920	4,435,968
GlycoMimetics, Inc. (a)(b)	93,899	1,145,568
GTx, Inc. (a)(b)	30,934	203,855
Halozyme Therapeutics, Inc. (a)(b)	565,304	7,354,605
Heat Biologics, Inc. (a)(b)	76,701	42,953
Hemispherx Biopharma, Inc. (a)(b)	63,934	23,208
Heron Therapeutics, Inc. (a)(b)	195,857	3,231,641
Histogenics Corp. (b)	270	497
iBio, Inc. (a)(b)	302,306	89,422
Idera Pharmaceuticals, Inc. (a)(b)	556,964	1,102,789
Ignyta, Inc. (a)(b)	184,424	2,120,876
Immucell Corp. (a)(b)	6,741	39,165
Immune Design Corp. (a)(b)	53,841	584,175
Immune Pharmaceuticals, Inc. (a)(b)	15,214	17,648
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	2,756
ImmunoGen, Inc. (a)(b)	386,875	3,234,275
Immunomedics, Inc. (a)(b)	441,967	5,586,463
Infinity Pharmaceuticals, Inc. (b)	177,419	168,903
Inotek Pharmaceuticals Corp. (a)(b)	72,423	73,871
Inovio Pharmaceuticals, Inc. (a)(b)	369,930	2,197,384
Insmed, Inc. (b)	273,340	3,394,883
Insys Therapeutics, Inc. (a)(b)	118,023	1,078,730
Intellia Therapeutics, Inc. (a)(b)	29,836	627,451
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	9,084,502
Intrexon Corp. (a)(b)	268,982	5,307,015
Invitae Corp. (a)(b)	143,536	1,409,524
Ionis Pharmaceuticals, Inc. (a)(b)	553,332	29,669,662
Iovance Biotherapeutics, Inc. (b)	301,070	1,731,153
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	9,328,581
IsoRay, Inc. (a)(b)	212,731	112,747
Jounce Therapeutics, Inc. (a)	34,622	588,228
Juno Therapeutics, Inc. (a)(b)	337,015	13,908,609
Kadmon Holdings, Inc. (a)(b)	20,092	52,641
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	21,958
Karyopharm Therapeutics, Inc. (b)	127,520	1,303,254
Keryx Biopharmaceuticals, Inc. (a)(b)	467,581	3,371,259
Kindred Biosciences, Inc. (a)(b)	105,425	801,230
Kite Pharma, Inc. (a)(b)	223,812	39,836,298
Kura Oncology, Inc. (a)(b)	82,876	596,707
La Jolla Pharmaceutical Co. (a)(b)	71,395	2,438,139
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	3,133,632
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,450	10,625,332
General CVR (b)	26,087	261
Glucagon CVR (b)	26,087	2,478
rights (b)	26,087	115
TR Beta CVR (b)(d)	26,087	261
Loxo Oncology, Inc. (a)(b)	81,790	6,821,286
Macrogenics, Inc. (a)(b)	144,717	2,736,598
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	218,282
MannKind Corp. (a)(b)	248,623	514,650
Matinas BioPharma Holdings, Inc. (a)	314,745	402,874
MediciNova, Inc. (a)(b)	111,867	606,319
MEI Pharma, Inc. (b)	122,276	322,809
Merrimack Pharmaceuticals, Inc. (a)	499,691	679,580
MiMedx Group, Inc. (a)(b)	470,139	7,649,162
Minerva Neurosciences, Inc. (a)(b)	138,621	838,657
Mirati Therapeutics, Inc. (a)(b)	68,149	368,005
Molecular Templates, Inc. (a)(b)	23,057	132,808
Moleculin Biotech, Inc. (a)(b)	58,888	148,398
Momenta Pharmaceuticals, Inc. (b)	292,197	4,923,519
Myriad Genetics, Inc. (a)(b)	304,682	9,289,754
NanoViricides, Inc. (a)(b)	143,363	194,974
NantKwest, Inc. (a)(b)	102,796	640,419
Natera, Inc. (a)(b)	108,831	1,344,063
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	224,376
Neothetics, Inc. (a)(b)	19,486	6,705
Neuralstem, Inc. (a)(b)	67,699	80,562
Neurocrine Biosciences, Inc. (a)(b)	392,115	22,193,709
NewLink Genetics Corp. (a)(b)	101,635	825,276
Novavax, Inc. (a)(b)	1,386,707	1,456,042
Ohr Pharmaceutical, Inc. (a)(b)	106,178	81,247
OncoCyte Corp. (a)(b)	11,637	65,749
OncoGenex Pharmaceuticals, Inc. (a)(b)	8,144	28,585
OncoGenex Pharmaceuticals, Inc. rights (d)	89,591	1
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	396,427
Onconova Therapeutics, Inc. (a)(b)	3,480	5,638
OncoSec Medical, Inc. (a)(b)	52,231	48,053
Opexa Therapeutics, Inc. (a)(b)	35,198	30,182
OpGen, Inc. (a)(b)	41,093	10,972
Ophthotech Corp. (b)	123,408	382,565
Opko Health, Inc. (a)(b)	1,702,739	10,897,530
Oragenics, Inc. (b)	79,968	25,590
Organovo Holdings, Inc. (a)(b)	401,186	834,467
Otonomy, Inc. (b)	111,539	401,540
OvaScience, Inc. (a)(b)	154,817	216,744
Ovid Therapeutics, Inc. (a)	11,573	109,018
Palatin Technologies, Inc. (a)(b)	634,919	273,015
PDL BioPharma, Inc. (a)(b)	697,561	2,176,390
Peregrine Pharmaceuticals, Inc. (b)	149,057	462,077
Pfenex, Inc. (b)	65,771	237,433
PharmAthene, Inc.	24,817	62,539
Portola Pharmaceuticals, Inc. (b)	253,858	16,107,290
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	2,057,980
Protagonist Therapeutics, Inc. (a)	32,503	530,774
Proteon Therapeutics, Inc. (a)(b)	24,275	31,558
Proteostasis Therapeutics, Inc. (a)(b)	51,559	111,883
Prothena Corp. PLC (a)(b)	168,821	10,372,362
PTC Therapeutics, Inc. (a)(b)	148,089	3,072,847
Puma Biotechnology, Inc. (a)(b)	122,695	11,349,288
Radius Health, Inc. (a)(b)	172,567	6,493,696
Recro Pharma, Inc. (a)(b)	59,391	447,214
REGENXBIO, Inc. (a)(b)	122,384	2,784,236
Regulus Therapeutics, Inc. (a)(b)	368,835	368,835
Repligen Corp. (a)(b)	161,329	7,045,237
Retrophin, Inc. (a)(b)	156,492	3,818,405
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	250,122
Rigel Pharmaceuticals, Inc. (b)	535,297	1,365,007
RXi Pharmaceuticals Corp. (a)(b)	26,638	15,184
Sage Therapeutics, Inc. (a)(b)	137,807	11,334,626
Sangamo Therapeutics, Inc. (a)(b)	357,866	4,777,511
Sarepta Therapeutics, Inc. (a)(b)	254,120	10,238,495
Savara, Inc. (a)(b)	12,370	64,943
Seattle Genetics, Inc. (a)(b)	436,264	22,916,948
Selecta Biosciences, Inc. (a)(b)	26,257	468,687
Seres Therapeutics, Inc. (a)(b)	79,929	1,121,404
Soligenix, Inc. (a)(b)	20,298	43,032
Sorrento Therapeutics, Inc. (a)(b)	268,650	483,570
Spark Therapeutics, Inc. (a)(b)	134,174	11,046,545
Spectrum Pharmaceuticals, Inc. (a)(b)	318,369	3,107,281
Spring Bank Pharmaceuticals, Inc. (a)(b)	40,920	595,795
Stemline Therapeutics, Inc. (a)(b)	87,233	789,459
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	101,673
Syndax Pharmaceuticals, Inc. (a)(b)	65,978	765,345
Synergy Pharmaceuticals, Inc. (a)(b)	1,043,707	3,110,247
Synthetic Biologics, Inc. (a)(b)	314,451	238,983
Syros Pharmaceuticals, Inc. (a)(b)	40,973	801,842
T2 Biosystems, Inc. (a)(b)	68,463	286,860
Tenax Therapeutics, Inc. (a)(b)	74,064	25,211
TESARO, Inc. (a)(b)	154,098	19,900,216
TG Therapeutics, Inc. (a)(b)	220,299	2,797,797
Tocagen, Inc. (a)	42,397	589,742
TONIX Pharmaceuticals Holding (a)(b)	6,944	26,179
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	38,760
Trevena, Inc. (a)(b)	153,673	368,815
Trovagene, Inc. (a)(b)	105,483	69,619
Ultragenyx Pharmaceutical, Inc. (a)(b)	179,417	10,237,534
United Therapeutics Corp. (a)(b)	201,618	26,371,634
Vanda Pharmaceuticals, Inc. (b)	201,638	3,468,174
Veracyte, Inc. (b)	68,214	558,673
Verastem, Inc. (b)	127,456	497,078
Vericel Corp. (a)(b)	180,932	778,008
Versartis, Inc. (a)(b)	107,155	2,035,945
Vical, Inc. (a)(b)	29,955	70,694
Viking Therapeutics, Inc. (a)(b)	31,264	32,515
VistaGen Therapeutics, Inc. (a)(b)	30,097	52,971
Vital Therapies, Inc. (a)(b)	127,425	382,275
Voyager Therapeutics, Inc. (b)	22,537	217,257
vTv Therapeutics, Inc. Class A (b)	25,196	136,814
Xbiotech, Inc. (a)(b)	79,667	407,895
Xencor, Inc. (a)(b)	161,866	3,499,543
XOMA Corp. (a)(b)	33,875	375,674
Zafgen, Inc. (b)	77,644	280,295
ZIOPHARM Oncology, Inc. (a)(b)	555,942	3,552,469
		910,488,107
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	98,681	4,561,036
Abiomed, Inc. (b)	181,743	27,406,844
Accuray, Inc. (a)(b)	386,365	1,603,415
Aethlon Medical, Inc. (a)(b)	20,809	28,508
Akers Biosciences, Inc. (a)(b)	12,000	11,220
Alere, Inc. (b)	387,359	19,158,776
Allied Healthcare Products, Inc. (b)	2,477	5,747
Alliqua Biomedical, Inc. (a)(b)	63,749	21,050
Alphatec Holdings, Inc. (a)(b)	44,081	89,044
Amedica Corp. (a)(b)	45,747	15,051
Analogic Corp. (a)	56,318	4,029,553
Angiodynamics, Inc. (b)	163,379	2,782,344
Anika Therapeutics, Inc. (a)(b)	64,722	3,475,571
Antares Pharma, Inc. (a)(b)	652,628	1,964,410
Apollo Endosurgery, Inc. (b)	813	3,366
Atossa Genetics, Inc. (b)	5,394	2,314
Atricure, Inc. (a)(b)	137,373	3,081,276
Atrion Corp.	6,263	3,896,525
Avinger, Inc. (a)(b)	84,296	25,289
AxoGen, Inc. (b)	116,552	2,051,315
Bellerophon Therapeutics, Inc. (a)(b)	109,948	120,943
BioLase Technology, Inc. (a)(b)	142,344	72,482
BioLife Solutions, Inc. (a)(b)	69,384	328,880
Bovie Medical Corp. (b)	92,879	221,052
Cantel Medical Corp. (a)	161,364	13,110,825
Cardiovascular Systems, Inc. (b)	142,913	4,197,355
CAS Medical Systems, Inc. (a)(b)	6,117	5,383
Cerus Corp. (a)(b)	442,280	1,039,358
Cesca Therapeutics, Inc. (b)	3,165	10,761
Chembio Diagnostics, Inc. (a)(b)	41,523	253,290
Chf Solutions, Inc. (b)	1,359	924
Cogentix Medical, Inc. (b)	158,919	365,514
ConforMis, Inc. (a)(b)	157,069	581,155
CONMED Corp.	112,423	5,576,181
Corindus Vascular Robotics, Inc. (a)(b)	396,954	758,182
Cryolife, Inc. (b)	121,962	2,536,810
CryoPort, Inc. (b)	70,439	540,972
Cutera, Inc. (b)	61,354	2,279,301
CytoSorbents Corp. (a)(b)	88,558	456,074
Dare Bioscience, Inc. (a)(b)	4,896	16,304
Delcath Systems, Inc. (a)(b)	1,901,997	210,361
DexCom, Inc. (a)(b)	386,297	28,821,619
Dextera Surgical, Inc. (a)(b)	25,108	8,964
Dynatronics Corp. (b)	3,425	8,391
Ekso Bionics Holdings, Inc. (a)(b)	110,747	139,541
Electromed, Inc. (b)	18,483	131,044
Endologix, Inc. (a)(b)	367,188	1,553,205
Entellus Medical, Inc. (a)(b)	52,720	933,144
EnteroMedics, Inc. (a)(b)	13,716	25,923
Exactech, Inc. (b)	45,189	1,380,524
Fonar Corp. (a)(b)	28,662	848,395
Genmark Diagnostics, Inc. (b)	243,937	2,375,946
Glaukos Corp. (a)(b)	52,451	1,980,025
Globus Medical, Inc. (a)(b)	332,565	10,053,440
Haemonetics Corp. (a)(b)	231,066	9,940,459
Halyard Health, Inc. (a)(b)	208,542	9,444,867
Heska Corp. (b)	28,264	2,875,014
Hill-Rom Holdings, Inc.	268,873	20,692,466
ICU Medical, Inc. (b)	65,426	11,407,023
Inogen, Inc. (a)(b)	70,478	6,751,792
InspireMD, Inc. (a)(b)	394	130
Insulet Corp. (a)(b)	260,638	15,132,642
Integer Holdings Corp. (b)	124,964	5,742,096
Integra LifeSciences Holdings Corp. (a)(b)	276,450	14,096,186
Invacare Corp. (a)	140,919	1,902,407
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	140,585
Invuity, Inc. (a)(b)	46,878	375,024
IRadimed Corp. (a)(b)	17,654	178,305
iRhythm Technologies, Inc. (a)	30,762	1,468,578
Iridex Corp. (a)(b)	27,981	249,031
K2M Group Holdings, Inc. (b)	156,379	3,656,141
Kewaunee Scientific Corp.	5,250	135,188
Lantheus Holdings, Inc. (b)	130,409	2,282,158
LeMaitre Vascular, Inc.	55,211	2,009,680
LivaNova PLC (a)(b)	192,615	12,053,847
Masimo Corp. (b)	201,948	17,040,372
Meridian Bioscience, Inc.	201,601	2,802,254
Merit Medical Systems, Inc. (a)(b)	223,509	9,230,922
MGC Diagnostics Corp.	3,151	24,483
Microbot Medical, Inc. (a)(b)	30,945	31,873
Milestone Scientific, Inc. (b)	45,410	59,033
Misonix, Inc. (a)(b)	18,363	179,957
Natus Medical, Inc. (a)(b)	144,748	4,863,533
Neogen Corp. (b)	169,897	11,705,903
NeuroMetrix, Inc. (a)(b)	842	1,718
Nevro Corp. (a)(b)	102,337	8,819,403
NuVasive, Inc. (a)(b)	227,718	14,227,821
Nuvectra Corp. (b)	35,935	387,739
NxStage Medical, Inc. (b)	265,053	7,421,484
OraSure Technologies, Inc. (b)	251,081	5,124,563
Orthofix International NV (b)	79,952	3,934,438
Penumbra, Inc. (a)(b)	122,516	10,536,376
Presbia PLC (a)(b)	14,898	44,545
Pulse Biosciences, Inc. (a)(b)	23,721	475,132
Quidel Corp. (b)	128,607	4,493,529
Retractable Technologies, Inc. (a)(b)	36,514	23,223
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,281,462
Roka Bioscience, Inc. (b)	1,791	1,748
RTI Biologics, Inc. (b)	250,898	1,129,041
Seaspine Holdings Corp. (b)	41,314	466,848
Second Sight Medical Products, Inc. (a)(b)	63,760	72,049
Sientra, Inc. (a)(b)	58,832	674,215
Skyline Medical, Inc. (a)(b)	27,737	38,832
Staar Surgical Co. (a)(b)	117,470	1,403,767
Steris PLC	371,678	32,395,454
STRATA Skin Sciences, Inc. (a)(b)	2,348	4,391
SurModics, Inc. (b)	57,901	1,505,426
Synergetics U.S.A., Inc. (b)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	20,528	674,961
Tandem Diabetes Care, Inc. (a)(b)	144,184	121,115
TearLab Corp. (a)(b)	24,963	33,700
Teleflex, Inc.	202,441	42,866,882
TransEnterix, Inc. (a)(b)	382,121	328,624
Utah Medical Products, Inc.	15,694	1,132,322
Vermillion, Inc. (a)(b)	65,547	83,245
ViewRay, Inc. (a)(b)	133,734	703,441
Viveve Medical, Inc. (a)(b)	46,102	261,398
VolitionRx Ltd. (a)(b)	100,890	298,634
West Pharmaceutical Services, Inc.	326,008	28,375,736
Wright Medical Group NV (a)(b)	478,379	14,160,018
Zosano Pharma Corp. (a)(b)	133,854	112,437
		505,242,589
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	40,868	379,664
Acadia Healthcare Co., Inc. (a)(b)	344,046	16,149,519
Aceto Corp.	135,992	1,442,875
Adcare Health Systems, Inc. (a)(b)	40,556	38,528
Addus HomeCare Corp. (b)	31,856	1,084,697
Almost Family, Inc. (b)	53,272	2,594,346
Amedisys, Inc. (b)	131,554	6,872,381
American Renal Associates Holdings, Inc. (a)(b)	50,577	724,768
American Shared Hospital Services (b)	115	334
AMN Healthcare Services, Inc. (a)(b)	214,341	8,005,636
BioScrip, Inc. (a)(b)	530,489	1,607,382
BioTelemetry, Inc. (a)(b)	133,878	4,973,568
Brookdale Senior Living, Inc. (b)	854,931	10,370,313
Caladrius Biosciences, Inc. (a)(b)	17,378	69,686
Capital Senior Living Corp. (a)(b)	114,940	1,428,704
Chemed Corp. (a)	71,443	14,094,989
Civitas Solutions, Inc. (a)(b)	72,322	1,381,350
Community Health Systems, Inc. (a)(b)	505,186	3,859,621
Corvel Corp. (b)	44,212	2,294,603
Cross Country Healthcare, Inc. (b)	142,947	1,769,684
Digirad Corp.	52,208	185,338
Diplomat Pharmacy, Inc. (a)(b)	190,823	3,196,285
Diversicare Healthcare Services, Inc.	13,755	130,810
Five Star Sr Living, Inc. (b)	200,855	326,389
Genesis HealthCare, Inc. Class A (a)(b)	122,459	127,357
HealthEquity, Inc. (b)	197,508	8,447,417
HealthSouth Corp.	435,709	19,933,687
InfuSystems Holdings, Inc. (b)	46,642	88,620
Innovative Industrial Properties, Inc. (a)	3,026	51,684
Interpace Diagnostics Group, Inc. (a)(b)	26,246	34,382
Kindred Healthcare, Inc.	383,129	3,103,345
Landauer, Inc.	43,381	2,691,791
LHC Group, Inc. (b)	65,956	4,303,629
LifePoint Hospitals, Inc. (a)(b)	183,768	10,649,356
Magellan Health Services, Inc. (b)	103,219	8,350,417
MEDNAX, Inc. (b)	415,985	18,656,927
Molina Healthcare, Inc. (a)(b)	186,222	11,918,208
National Healthcare Corp.	53,157	3,313,807
National Research Corp. Class A	29,921	966,448
Owens & Minor, Inc.	279,804	7,817,724
PharMerica Corp. (b)	140,004	4,116,118
Premier, Inc. (a)(b)	231,650	7,760,275
Providence Service Corp. (b)	55,715	2,887,708
Psychemedics Corp.	24,573	519,473
Quorum Health Corp. (b)	123,157	539,428
R1 RCM, Inc. (a)(b)	331,964	1,095,481
RadNet, Inc. (b)	138,775	1,422,444
Select Medical Holdings Corp. (a)(b)	473,830	8,813,238
Sharps Compliance Corp. (a)(b)	38,932	192,713
SunLink Health Systems, Inc. (b)	19,190	28,785
Surgery Partners, Inc. (b)	85,904	837,564
Teladoc, Inc. (a)(b)	169,112	5,673,708
Tenet Healthcare Corp. (a)(b)	349,778	6,005,688
The Ensign Group, Inc. (a)	210,263	4,318,802
Tivity Health, Inc. (a)(b)	145,588	5,707,050
Triple-S Management Corp. (a)(b)	101,083	2,497,761
U.S. Physical Therapy, Inc.	56,068	3,358,473
VCA, Inc. (b)	350,488	32,581,364
Wellcare Health Plans, Inc. (b)	198,112	34,606,204
		306,398,546
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	797,527	10,479,505
Arrhythmia Research Technology, Inc. (b)	9,913	36,083
athenahealth, Inc. (a)(b)	176,539	24,879,641
Castlight Health, Inc. Class B (a)(b)	202,967	791,571
Computer Programs & Systems, Inc. (a)	49,251	1,482,455
Connecture, Inc. (a)(b)	29,490	19,758
Evolent Health, Inc. (a)(b)	269,471	4,500,166
HealthStream, Inc. (a)(b)	115,141	2,704,662
HMS Holdings Corp. (b)	371,818	6,588,615
HTG Molecular Diagnostics (a)(b)	19,859	32,966
iCAD, Inc. (b)	51,129	202,471
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,908,606
Medidata Solutions, Inc. (b)	246,683	18,491,358
Omnicell, Inc. (b)	163,472	8,386,114
Quality Systems, Inc. (b)	196,746	3,098,750
Simulations Plus, Inc.	44,648	647,396
Streamline Health Solutions, Inc. (b)	74,551	97,662
Tabula Rasa HealthCare, Inc.	21,610	491,195
Veeva Systems, Inc. Class A (a)(b)	469,609	27,941,736
Vocera Communications, Inc. (b)	115,619	3,219,989
		118,000,699
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,626,048
Albany Molecular Research, Inc. (a)(b)	96,920	2,107,041
Bio-Rad Laboratories, Inc. Class A (a)(b)	93,959	20,466,149
Bio-Techne Corp.	166,067	20,555,773
Bioanalytical Systems, Inc. (b)	4,687	7,171
Bruker Corp.	464,594	13,515,039
Cambrex Corp. (b)	141,044	7,348,392
Charles River Laboratories International, Inc. (b)	211,597	23,021,754
ChromaDex, Inc. (a)(b)	94,205	316,529
CombiMatrix Corp. (b)	922	6,961
Enzo Biochem, Inc. (b)	184,150	2,071,688
Fluidigm Corp. (a)(b)	119,521	546,211
Harvard Bioscience, Inc. (b)	111,418	345,396
INC Research Holdings, Inc. Class A (a)(b)	242,252	14,220,192
Luminex Corp. (a)	173,959	3,362,627
Medpace Holdings, Inc. (a)	29,956	977,764
Nanostring Technologies, Inc. (b)	75,121	1,160,619
NeoGenomics, Inc. (a)(b)	214,850	2,172,134
Pacific Biosciences of California, Inc. (a)(b)	415,712	2,057,774
PAREXEL International Corp. (b)	221,017	19,425,184
PRA Health Sciences, Inc. (b)	217,459	16,831,327
pSivida Corp. (a)(b)	97,016	117,389
VWR Corp. (b)	369,017	12,184,941
		165,444,103
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	417,308
Aclaris Therapeutics, Inc. (b)	104,312	2,704,810
Adamis Pharmaceuticals Corp. (a)(b)	97,382	530,732
Aerie Pharmaceuticals, Inc. (a)(b)	157,930	9,057,286
Agile Therapeutics, Inc. (a)(b)	73,763	253,745
Akorn, Inc. (b)	378,868	12,464,757
Alimera Sciences, Inc. (b)	102,415	142,357
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,538,882
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	97,087
ANI Pharmaceuticals, Inc. (b)	33,859	1,625,232
ANI Pharmaceuticals, Inc. rights (b)(d)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	29,827
Aradigm Corp. (a)(b)	6,822	9,141
Aratana Therapeutics, Inc. (a)(b)	155,922	890,315
Assembly Biosciences, Inc. (a)(b)	65,478	1,775,109
AstraZeneca PLC rights (b)(d)	21,542	0
Avexis, Inc. (a)(b)	102,106	9,531,595
Axsome Therapeutics, Inc. (a)(b)	61,057	311,391
Bio Path Holdings, Inc. (a)(b)	346,086	95,174
Biodelivery Sciences International, Inc. (a)(b)	266,001	824,603
BioPharmX Corp. (a)(b)	259,103	79,286
Catalent, Inc. (b)	548,701	22,655,864
Cempra, Inc. (a)(b)	210,034	640,604
Clearside Biomedical, Inc. (a)(b)	56,066	391,901
Collegium Pharmaceutical, Inc. (a)(b)	84,457	847,948
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	111,839
Corcept Therapeutics, Inc. (a)(b)	367,098	6,119,524
Corium International, Inc. (a)(b)	92,370	789,764
CorMedix, Inc. (a)(b)	246,421	121,978
Cumberland Pharmaceuticals, Inc. (b)	33,632	235,760
CymaBay Therapeutics, Inc. (b)	169,517	1,057,786
DepoMed, Inc. (a)(b)	279,603	1,699,986
Dermira, Inc. (a)(b)	135,493	3,196,280
Durect Corp. (a)(b)	600,826	955,313
Egalet Corp. (a)(b)	55,293	66,905
Endo International PLC (a)(b)	860,309	7,562,116
Endocyte, Inc. (a)(b)	136,613	185,794
Evoke Pharma, Inc. (a)(b)	15,864	39,977
Flex Pharma, Inc. (b)	43,126	169,485
Gemphire Therapeutics, Inc. (a)	23,191	223,561
Horizon Pharma PLC (a)(b)	727,591	9,953,445
Impax Laboratories, Inc. (a)(b)	325,117	7,038,783
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	87,829
Innoviva, Inc. (a)(b)	359,646	5,049,430
Intersect ENT, Inc. (a)(b)	111,651	3,450,016
Intra-Cellular Therapies, Inc. (a)(b)	150,680	2,780,046
Jaguar Health, Inc. (a)(b)	27,742	10,359
Jazz Pharmaceuticals PLC (b)	268,581	40,115,258
Juniper Pharmaceuticals, Inc. (b)	42,963	199,778
KemPharm, Inc. (a)(b)	54,249	165,459
Lannett Co., Inc. (a)(b)	132,787	2,330,412
Lipocine, Inc. (a)(b)	73,787	278,915
Mallinckrodt PLC (a)(b)	450,015	18,486,616
Marinus Pharmaceuticals, Inc. (a)(b)	87,400	267,444
MyoKardia, Inc. (b)	87,793	3,805,827
Nektar Therapeutics (a)(b)	702,424	14,771,977
Neos Therapeutics, Inc. (a)(b)	97,688	815,695
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	25,045
Novan, Inc. (a)	36,199	182,805
Novus Therapeutics, Inc. (a)(b)	3,220	12,751
Ocera Therapeutics, Inc. (a)(b)	41,015	38,144
Ocular Therapeutix, Inc. (a)(b)	99,153	620,698
Omeros Corp. (a)(b)	194,237	3,976,031
Orexigen Therapeutics, Inc. (a)(b)	43,174	98,005
Pacira Pharmaceuticals, Inc. (a)(b)	185,742	7,076,770
Pain Therapeutics, Inc. (a)(b)	20,714	66,492
Paratek Pharmaceuticals, Inc. (a)(b)	89,723	2,530,189
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	93,351
Phibro Animal Health Corp. Class A	88,806	3,152,613
Plx Pharma PLC/New (a)(b)	4,428	27,896
Prestige Brands Holdings, Inc. (a)(b)	233,489	11,840,227
Pulmatrix, Inc. (a)(b)	31,769	54,643
Reata Pharmaceuticals, Inc. (a)(b)	43,792	1,324,708
Repros Therapeutics, Inc. (a)(b)	95,900	28,367
Revance Therapeutics, Inc. (a)(b)	97,298	2,388,666
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	16,889
SciClone Pharmaceuticals, Inc. (b)	218,960	2,408,560
SCYNEXIS, Inc. (a)(b)	102,549	196,894
Sonoma Pharmaceuticals, Inc. (a)(b)	13,177	73,132
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	124,734	1,465,625
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	10,263,780
Teligent, Inc. (a)(b)	188,677	1,303,758
Tetraphase Pharmaceuticals, Inc. (a)(b)	225,292	1,572,538
The Medicines Company (a)(b)	315,572	11,578,337
TherapeuticsMD, Inc. (a)(b)	746,255	4,477,530
Theravance Biopharma, Inc. (a)(b)	173,244	5,659,881
Titan Pharmaceuticals, Inc. (a)(b)	68,182	102,273
VIVUS, Inc. (a)(b)	380,623	338,983
WAVE Life Sciences (a)(b)	61,241	1,439,164
Zogenix, Inc. (a)(b)	109,963	1,303,062
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	286,449
		276,082,568

TOTAL HEALTH CARE		2,281,656,612

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	143,570	5,177,134
Aerojet Rocketdyne Holdings, Inc. (a)(b)	334,458	9,909,991
AeroVironment, Inc. (a)(b)	92,122	4,515,820
Air Industries Group, Inc. (b)	217	293
Arotech Corp. (a)(b)	107,505	354,767
Astronics Corp. (a)(b)	86,881	2,284,101
Astronics Corp. Class B (a)	7,288	190,946
Astrotech Corp. (b)	39,511	28,843
Axon Enterprise, Inc. (a)(b)	237,339	5,152,630
BWX Technologies, Inc.	434,849	23,794,937
CPI Aerostructures, Inc. (b)	20,017	174,148
Cubic Corp.	108,530	4,661,364
Curtiss-Wright Corp.	200,716	19,433,323
DigitalGlobe, Inc. (a)(b)	270,177	9,294,089
Ducommun, Inc. (b)	49,143	1,351,433
Engility Holdings, Inc. (b)	78,098	2,426,505
Esterline Technologies Corp. (b)	133,161	11,371,949
HEICO Corp. (a)	117,423	10,071,371
HEICO Corp. Class A	200,680	14,579,402
Hexcel Corp.	401,227	21,573,976
Huntington Ingalls Industries, Inc.	203,232	43,483,519
Innovative Solutions & Support, Inc. (b)	34,266	118,218
KEYW Holding Corp. (a)(b)	187,901	1,343,492
KLX, Inc. (b)	232,402	11,141,352
Kratos Defense & Security Solutions, Inc. (a)(b)	316,334	4,232,549
Mercury Systems, Inc. (b)	216,006	10,422,290
Micronet Enertec Technologies, Inc. (b)	8,571	6,883
Moog, Inc. Class A (b)	144,025	11,055,359
National Presto Industries, Inc. (a)	22,481	2,239,108
Orbital ATK, Inc.	258,902	28,888,285
SIFCO Industries, Inc. (b)	8,947	49,209
Sparton Corp. (b)	38,996	903,537
Spirit AeroSystems Holdings, Inc. Class A	532,926	39,702,987
Teledyne Technologies, Inc. (b)	156,637	23,504,948
Triumph Group, Inc.	220,034	5,786,894
Vectrus, Inc. (b)	47,874	1,368,239
Wesco Aircraft Holdings, Inc. (b)	267,984	2,251,066
		332,844,957
Air Freight& Logistics - 0.3%
Air T, Inc. (b)	1,113	18,309
Air Transport Services Group, Inc. (b)	236,478	5,429,535
Atlas Air Worldwide Holdings, Inc. (a)(b)	110,896	7,407,853
Echo Global Logistics, Inc. (a)(b)	127,579	1,939,201
Forward Air Corp.	135,469	7,040,324
Hub Group, Inc. Class A (b)	154,089	5,924,722
Radiant Logistics, Inc. (b)	144,096	727,685
XPO Logistics, Inc. (a)(b)	381,007	23,317,628
		51,805,257
Airlines - 0.3%
Allegiant Travel Co. (a)	57,825	6,823,350
Hawaiian Holdings, Inc. (b)	235,963	10,111,015
JetBlue Airways Corp. (b)	1,472,067	29,161,647
SkyWest, Inc. (a)	229,350	7,958,445
Spirit Airlines, Inc. (b)	308,675	10,510,384
		64,564,841
Building Products - 1.0%
AAON, Inc. (a)	174,071	5,674,715
Advanced Drain Systems, Inc. Del	158,188	3,076,757
American Woodmark Corp. (b)	63,037	5,219,464
Apogee Enterprises, Inc. (a)	129,908	5,676,980
Armstrong World Industries, Inc. (a)(b)	218,003	10,355,143
Builders FirstSource, Inc. (a)(b)	438,206	7,133,994
Continental Building Products, Inc. (a)(b)	175,679	4,277,784
CSW Industrials, Inc. (b)	69,908	2,925,650
GCP Applied Technologies, Inc. (a)(b)	323,986	9,152,605
Gibraltar Industries, Inc. (a)(b)	140,820	4,118,985
GMS, Inc. (b)	133,191	4,286,086
Griffon Corp.	137,012	2,541,573
Insteel Industries, Inc.	77,676	1,947,337
Jeld-Wen Holding, Inc.	173,325	5,289,879
Lennox International, Inc. (a)	168,062	27,852,915
Masonite International Corp. (a)(b)	130,738	8,275,715
NCI Building Systems, Inc. (b)	175,187	2,943,142
Owens Corning	498,872	36,981,381
Patrick Industries, Inc. (b)	70,801	5,239,274
PGT, Inc. (a)(b)	222,722	2,939,930
Ply Gem Holdings, Inc. (b)	97,641	1,518,318
Quanex Building Products Corp.	151,050	2,960,580
Simpson Manufacturing Co. Ltd. (a)	185,364	8,115,236
Tecogen, Inc. New (a)(b)	6,158	18,474
Trex Co., Inc. (b)	128,907	9,796,932
Universal Forest Products, Inc.	94,515	8,242,653
USG Corp. (a)(b)	398,293	11,948,790
		198,510,292
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,990,427
ACCO Brands Corp. (b)	492,892	5,397,167
Acme United Corp.	1,357	32,351
ADS Waste Holdings, Inc.	179,339	4,275,442
Amrep Corp. (b)	2,745	18,831
Aqua Metals, Inc. (a)(b)	65,324	484,051
ARC Document Solutions, Inc. (b)	152,363	537,841
Avalon Holdings Corp. Class A (b)	128	246
Brady Corp. Class A	217,590	7,256,627
Casella Waste Systems, Inc. Class A (b)	167,872	2,821,928
CECO Environmental Corp.	121,214	905,469
Cemtrex, Inc. (a)	35,054	102,358
Cenveo, Inc. (a)(b)	27,357	103,409
Clean Harbors, Inc. (a)(b)	236,919	12,814,949
Command Security Corp. (b)	4,127	11,968
CompX International, Inc. Class A	729	10,971
Copart, Inc. (a)(b)	905,964	29,615,963
Covanta Holding Corp. (a)	578,029	8,294,716
Deluxe Corp.	219,912	15,250,897
Ecology & Environment, Inc. Class A	5,634	66,763
Ennis, Inc.	117,199	2,238,501
Essendant, Inc.	162,977	1,932,907
Fuel Tech, Inc. (a)(b)	72,552	65,514
Healthcare Services Group, Inc.	321,337	16,452,454
Heritage-Crystal Clean, Inc. (b)	68,983	1,345,169
Herman Miller, Inc.	274,491	9,236,622
HNI Corp. (a)	197,609	7,242,370
Hudson Technologies, Inc. (a)(b)	168,025	1,495,423
Industrial Services of America, Inc. (a)(b)	12,843	25,044
InnerWorkings, Inc. (a)(b)	175,021	1,832,470
Interface, Inc. (a)	279,580	5,312,020
Intersections, Inc. (a)(b)	42,827	150,323
KAR Auction Services, Inc. (a)	618,392	27,883,295
Kimball International, Inc. Class B	162,059	2,748,521
Knoll, Inc.	222,691	4,019,573
LSC Communications, Inc.	153,886	2,479,103
Matthews International Corp. Class A	146,544	8,829,276
McGrath RentCorp.	106,286	4,290,766
Mobile Mini, Inc. (a)	195,778	5,922,285
Msa Safety, Inc.	143,147	10,429,690
Multi-Color Corp. (a)	59,263	4,729,187
NL Industries, Inc. (b)	19,361	146,176
Odyssey Marine Exploration, Inc. (a)(b)	21,390	79,357
Performant Financial Corp. (b)	101,625	178,860
Perma-Fix Environmental Services, Inc. (b)	24,334	86,386
Pitney Bowes, Inc.	833,969	10,716,502
Quad/Graphics, Inc.	135,690	2,586,251
Quest Resource Holding Corp. (a)(b)	36,362	50,180
R.R. Donnelley & Sons Co.	314,030	2,898,497
Rollins, Inc. (a)	424,489	18,851,556
SP Plus Corp. (b)	98,466	3,633,395
Steelcase, Inc. Class A	394,969	5,213,591
Team, Inc. (a)(b)	135,303	1,670,992
Tetra Tech, Inc.	260,091	11,079,877
The Brink's Co.	199,596	15,658,306
U.S. Ecology, Inc.	96,736	4,972,230
UniFirst Corp.	69,592	9,993,411
Versar, Inc. (b)	11,390	8,998
Viad Corp.	92,139	5,063,038
Virco Manufacturing Co. (b)	17,110	88,972
VSE Corp.	32,483	1,693,988
West Corp.	211,662	4,946,541
		317,269,991
Construction & Engineering - 0.7%
AECOM (a)(b)	706,124	23,655,154
Aegion Corp. (a)(b)	149,994	3,250,370
Ameresco, Inc. Class A (b)	69,482	503,745
Argan, Inc. (a)	59,650	3,778,828
Chicago Bridge & Iron Co. NV (a)	437,751	5,401,847
Comfort Systems U.S.A., Inc.	162,547	5,534,725
Dycom Industries, Inc. (a)(b)	136,274	10,994,586
EMCOR Group, Inc.	259,494	17,136,984
Goldfield Corp.	101,619	452,205
Granite Construction, Inc. (a)	173,385	9,576,054
Great Lakes Dredge & Dock Corp. (b)	250,064	1,012,759
HC2 Holdings, Inc. (b)	149,409	681,305
Ies Holdings, Inc. (a)(b)	36,498	602,217
KBR, Inc.	624,322	10,157,719
Keane Group, Inc. (a)	127,298	1,648,509
Layne Christensen Co. (a)(b)	82,090	881,647
MasTec, Inc. (a)(b)	289,826	11,824,901
MYR Group, Inc. (b)	77,211	1,992,816
Northwest Pipe Co. (a)(b)	42,043	771,069
NV5 Holdings, Inc. (a)(b)	35,335	1,704,914
Orion Group Holdings, Inc. (b)	118,649	716,640
Primoris Services Corp.	176,834	5,059,221
Sterling Construction Co., Inc. (b)	109,184	1,286,188
Tutor Perini Corp. (a)(b)	176,871	4,625,177
Valmont Industries, Inc.	102,456	14,707,559
		137,957,139
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	28,596	723,193
American Electric Technologies, Inc. (b)	11,601	17,982
American Superconductor Corp. (a)(b)	66,860	259,417
AZZ, Inc. (a)	113,590	5,554,551
Babcock & Wilcox Enterprises, Inc. (a)(b)	206,668	467,070
Broadwind Energy, Inc. (b)	61,516	210,385
Capstone Turbine Corp. (a)(b)	61,006	39,105
Digital Power Corp. (a)(b)	4,632	2,307
Encore Wire Corp.	89,061	3,820,717
Energous Corp. (a)(b)	80,549	764,410
Energy Focus, Inc. (a)(b)	31,432	56,263
EnerSys	196,436	12,591,548
Enphase Energy, Inc. (a)(b)	219,384	201,833
EnSync, Inc. (a)(b)	116,581	45,467
Espey Manufacturing & Electronics Corp.	5,358	121,305
FuelCell Energy, Inc. (a)(b)	207,717	319,884
Generac Holdings, Inc. (a)(b)	277,773	11,216,474
General Cable Corp.	226,028	3,831,175
Hubbell, Inc. Class B	225,346	25,416,775
Ideal Power, Inc. (a)(b)	18,012	43,769
LSI Industries, Inc.	102,850	585,217
Ocean Power Technologies, Inc. (a)(b)	5,215	6,362
Orion Energy Systems, Inc. (a)(b)	83,634	77,069
Plug Power, Inc. (a)(b)	1,337,613	2,862,492
Polar Power, Inc. (a)	7,315	34,015
Powell Industries, Inc.	39,054	1,111,867
Preformed Line Products Co.	10,541	550,767
Real Goods Solar, Inc. (a)(b)	43,365	34,042
Regal Beloit Corp.	197,964	14,926,486
Revolution Lighting Technologies, Inc. (a)(b)	38,380	284,396
Sensata Technologies Holding BV (a)(b)	754,485	33,695,300
Sunrun, Inc. (a)(b)	291,244	1,951,335
Sunworks, Inc. (a)(b)	47,552	72,755
Thermon Group Holdings, Inc. (a)(b)	144,076	2,380,136
TPI Composites, Inc. (b)	67,536	1,373,682
Ultralife Corp. (b)	43,594	283,361
Vicor Corp. (b)	66,375	1,290,994
Vivint Solar, Inc. (a)(b)	111,777	530,941
		127,754,847
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	284,352	26,925,291
ITT, Inc.	388,056	15,661,940
Raven Industries, Inc.	161,156	4,512,368
		47,099,599
Machinery - 3.7%
Actuant Corp. Class A (a)	270,996	6,517,454
AGCO Corp. (a)	291,318	19,940,717
Alamo Group, Inc.	54,346	4,986,789
Albany International Corp. Class A (a)	129,645	6,948,972
Allison Transmission Holdings, Inc. (a)	667,252	23,173,662
Altra Industrial Motion Corp.	139,829	6,439,125
American Railcar Industries, Inc. (a)	34,464	1,240,704
ARC Group Worldwide, Inc. (b)	25,827	63,276
Art's-Way Manufacturing Co., Inc. (b)	9,831	20,645
Astec Industries, Inc.	88,018	4,372,734
Barnes Group, Inc.	219,896	13,747,898
Blue Bird Corp. (b)	36,609	666,284
Briggs & Stratton Corp.	195,366	4,090,964
Chart Industries, Inc. (b)	134,764	4,546,937
Chicago Rivet & Machine Co.	772	21,122
CIRCOR International, Inc.	73,485	3,528,750
Colfax Corp. (b)	436,120	17,392,466
Columbus McKinnon Corp. (NY Shares)	93,121	3,075,787
Commercial Vehicle Group, Inc. (b)	112,254	666,789
Crane Co.	225,922	16,770,190
Dmc Global, Inc.	55,020	712,509
Donaldson Co., Inc. (a)	591,409	27,944,075
Douglas Dynamics, Inc.	103,727	3,620,072
Eastern Co. (a)	27,488	718,811
Energy Recovery, Inc. (a)(b)	131,400	854,100
EnPro Industries, Inc.	95,977	6,763,499
ESCO Technologies, Inc. (a)	113,837	6,198,425
ExOne Co. (a)(b)	41,005	331,730
Federal Signal Corp.	258,672	4,834,580
Franklin Electric Co., Inc.	171,998	6,630,523
FreightCar America, Inc.	54,073	981,966
Gardner Denver Holdings, Inc. (a)	190,573	4,476,560
Gencor Industries, Inc. (b)	30,519	469,993
Global Brass & Copper Holdings, Inc.	97,132	2,899,390
Gorman-Rupp Co.	73,596	2,240,262
Graco, Inc.	245,098	28,311,270
Graham Corp.	37,894	759,017
Greenbrier Companies, Inc. (a)	126,722	5,436,374
Hardinge, Inc.	38,805	531,240
Harsco Corp. (b)	358,982	6,138,592
Hillenbrand, Inc.	279,706	9,999,490
Hurco Companies, Inc.	24,930	876,290
Hyster-Yale Materials Handling Class A	43,248	3,078,393
IDEX Corp.	338,690	39,823,170
Jason Industries, Inc. (b)	35,118	43,546
John Bean Technologies Corp.	144,109	12,782,468
Kadant, Inc.	49,681	4,314,795
Kennametal, Inc. (a)	359,792	12,592,720
Key Technology, Inc. (b)	12,346	184,449
L.B. Foster Co. Class A	42,631	814,252
Lincoln Electric Holdings, Inc.	270,985	23,532,337
Lindsay Corp. (a)	47,752	4,133,891
LiqTech International, Inc. (b)	90,569	35,322
Lydall, Inc. (b)	75,237	3,536,139
Manitex International, Inc. (a)(b)	52,326	480,353
Manitowoc Co., Inc. (a)(b)	629,025	5,176,876
Meritor, Inc. (b)	398,219	7,908,629
MFRI, Inc. (b)	13,428	108,767
Middleby Corp. (a)(b)	255,372	31,078,772
Milacron Holdings Corp. (b)	193,671	3,089,052
Miller Industries, Inc.	43,433	1,090,168
Mueller Industries, Inc.	252,828	7,541,859
Mueller Water Products, Inc. Class A	699,067	8,381,813
Navistar International Corp. New (a)(b)	289,202	9,879,140
NN, Inc.	117,774	3,003,237
Nordson Corp.	236,872	25,890,110
Omega Flex, Inc.	25,039	1,452,012
Oshkosh Corp.	333,222	24,858,361
Park-Ohio Holdings Corp.	37,253	1,484,532
ProPetro Holding Corp. (a)	127,692	1,469,735
Proto Labs, Inc. (a)(b)	107,285	7,703,063
RBC Bearings, Inc. (b)	108,095	11,919,636
Rexnord Corp. (a)(b)	464,832	11,100,188
Spartan Motors, Inc.	147,713	1,358,960
SPX Corp. (b)	185,849	4,478,961
SPX Flow, Inc. (b)	185,763	6,217,488
Standex International Corp.	55,773	5,323,533
Sun Hydraulics Corp.	111,181	5,326,682
Supreme Industries, Inc. Class A	55,775	1,167,929
Taylor Devices, Inc. (b)	3,820	44,885
Tennant Co.	79,161	4,824,863
Terex Corp. (a)	394,514	15,208,515
The L.S. Starrett Co. Class A	20,536	149,913
Timken Co.	307,299	13,782,360
Titan International, Inc.	216,636	1,858,737
Toro Co.	472,830	29,164,154
TriMas Corp. (b)	200,113	4,842,735
Trinity Industries, Inc.	680,867	19,636,204
Twin Disc, Inc. (a)(b)	35,431	615,082
Wabash National Corp. (a)	259,988	5,464,948
WABCO Holdings, Inc. (b)	223,311	32,071,926
Wabtec Corp. (a)	381,016	26,888,299
Watts Water Technologies, Inc. Class A	128,748	7,943,752
Woodward, Inc.	251,943	17,688,918
WSI Industries, Inc. (a)(b)	5,668	18,138
Xerium Technologies, Inc. (b)	47,721	288,712
		732,793,512
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	529,929
Kirby Corp. (a)(b)	236,140	14,782,364
Matson, Inc. (a)	198,804	5,129,143
Rand Logistics, Inc. (a)(b)	41,510	11,602
		20,453,038
Professional Services - 1.0%
Acacia Research Corp. (b)	213,329	693,319
Advisory Board Co. (b)	177,245	9,438,296
Barrett Business Services, Inc.	30,306	1,563,183
BG Staffing, Inc. (a)	29,747	481,009
CBIZ, Inc. (b)	268,820	4,072,623
CDI Corp. (b)	54,937	450,483
Cogint, Inc. (a)(b)	168,940	827,806
CRA International, Inc.	36,975	1,387,672
DLH Holdings Corp. (b)	2,300	13,639
Dun & Bradstreet Corp.	162,164	18,071,556
Exponent, Inc.	117,241	7,984,112
Franklin Covey Co. (b)	52,794	992,527
FTI Consulting, Inc. (a)(b)	185,927	6,304,785
General Employment Enterprises, Inc. (a)(b)	3,794	16,504
GP Strategies Corp. (b)	68,198	1,950,463
Heidrick & Struggles International, Inc.	82,403	1,503,855
Hill International, Inc. (b)	149,735	711,241
Hudson Global, Inc. (b)	74,637	109,716
Huron Consulting Group, Inc. (b)	98,046	2,965,892
ICF International, Inc. (b)	87,475	4,203,174
Insperity, Inc.	83,293	6,688,428
Kelly Services, Inc. Class A (non-vtg.)	143,305	3,099,687
Kforce, Inc.	107,981	1,943,658
Korn/Ferry International	251,900	8,393,308
Lightbridge Corp. (a)(b)	12,874	13,775
Manpower, Inc.	295,868	32,992,241
Marathon Patent Group, Inc. (a)(b)	29,824	13,063
Mastech Digital, Inc. (b)	3,140	28,574
MISTRAS Group, Inc. (b)	76,579	1,448,109
Navigant Consulting, Inc. (b)	207,969	3,188,165
On Assignment, Inc. (b)	212,383	10,130,669
Pendrell Corp. (a)(b)	74,270	503,551
RCM Technologies, Inc. (b)	26,829	144,608
Resources Connection, Inc.	147,742	1,883,711
RPX Corp. (b)	214,024	2,795,153
Spherix, Inc. (a)(b)	4,801	6,529
TransUnion Holding Co., Inc. (b)	659,017	31,540,554
TriNet Group, Inc. (b)	158,260	5,654,630
TrueBlue, Inc. (b)	193,372	3,954,457
Volt Information Sciences, Inc. (a)(b)	35,427	113,366
WageWorks, Inc. (a)(b)	178,840	10,542,618
Willdan Group, Inc. (b)	32,802	1,017,190
		189,837,899
Road & Rail - 0.8%
AMERCO (a)	24,227	9,041,759
ArcBest Corp.	109,057	3,238,993
Avis Budget Group, Inc. (a)(b)	375,306	13,597,336
Celadon Group, Inc. (a)	115,770	578,850
Covenant Transport Group, Inc. Class A (b)	52,825	1,268,328
Daseke, Inc. (a)(b)	81,009	1,061,218
Genesee & Wyoming, Inc. Class A (a)(b)	269,388	18,469,241
Heartland Express, Inc. (a)	226,325	5,017,625
Knight Transportation, Inc. (a)	294,681	11,507,293
Landstar System, Inc.	182,950	17,078,383
Marten Transport Ltd.	165,978	2,846,523
Old Dominion Freight Lines, Inc.	305,942	30,563,606
P.A.M. Transportation Services, Inc. (b)	12,026	237,634
Patriot Transportation Holding, Inc. (b)	5,823	112,442
Roadrunner Transportation Systems, Inc. (b)	119,733	894,406
Ryder System, Inc.	237,682	18,444,123
Saia, Inc. (b)	114,875	6,496,181
Schneider National, Inc. Class B (a)	145,054	3,227,452
Swift Transporation Co. (a)(b)	367,475	10,307,674
U.S.A. Truck, Inc. (b)	31,657	352,976
Universal Logistics Holdings, Inc.	36,649	608,373
Werner Enterprises, Inc. (a)	192,509	6,372,048
YRC Worldwide, Inc. (b)	143,374	1,919,778
		163,242,242
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	740	9,324
Air Lease Corp. Class A	427,683	17,381,037
Aircastle Ltd.	248,136	5,563,209
Applied Industrial Technologies, Inc.	174,899	9,969,243
Beacon Roofing Supply, Inc. (a)(b)	268,945	12,667,310
BlueLinx Corp. (b)	7,336	71,599
BMC Stock Holdings, Inc. (b)	269,547	5,471,804
CAI International, Inc. (b)	69,862	2,165,023
DXP Enterprises, Inc. (b)	67,444	1,827,058
EnviroStar, Inc. (a)	8,419	278,248
GATX Corp. (a)	173,209	10,493,001
General Finance Corp. (b)	1,148	5,396
H&E Equipment Services, Inc.	137,617	3,239,504
HD Supply Holdings, Inc. (b)	888,452	29,585,452
Herc Holdings, Inc. (a)(b)	111,403	4,703,435
Houston Wire & Cable Co.	69,133	397,515
Huttig Building Products, Inc. (a)(b)	74,305	423,539
Kaman Corp. (a)	123,042	6,033,980
Lawson Products, Inc. (b)	23,255	554,632
MRC Global, Inc. (a)(b)	424,109	6,688,199
MSC Industrial Direct Co., Inc. Class A	196,943	13,565,434
Neff Corp. (b)	39,362	982,082
Nexeo Solutions, Inc. (b)	267,934	1,921,087
Now, Inc. (a)(b)	493,682	5,756,332
Rush Enterprises, Inc. Class A (b)	159,993	6,558,113
SiteOne Landscape Supply, Inc. (a)(b)	175,170	8,800,541
Textainer Group Holdings Ltd. (a)	128,344	2,278,106
Titan Machinery, Inc. (a)(b)	71,633	924,066
Transcat, Inc. (b)	4,785	63,641
Triton International Ltd.	145,243	5,362,372
Univar, Inc. (b)	449,956	12,693,259
Veritiv Corp. (b)	49,470	1,385,160
Watsco, Inc. (a)	132,311	19,497,349
WESCO International, Inc. (a)(b)	183,218	9,243,348
Willis Lease Finance Corp. (b)	19,324	459,911
		207,019,309
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	336,449	25,058,722
SEACOR Marine Holdings, Inc. (a)	70,798	906,922
		25,965,644

TOTAL INDUSTRIALS		2,617,118,567

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	213,624	4,721,090
Aerohive Networks, Inc. (a)(b)	133,582	460,858
Applied Optoelectronics, Inc. (a)(b)	76,484	4,521,734
Arista Networks, Inc. (a)(b)	186,797	32,904,292
Arris International PLC (b)	838,057	23,348,268
Aviat Networks, Inc. (b)	18,281	282,990
Black Box Corp.	75,745	227,235
Brocade Communications Systems, Inc.	1,773,125	21,951,288
CalAmp Corp. (a)(b)	157,687	2,923,517
Calix Networks, Inc. (b)	185,025	906,623
Carvana Co. Class A (a)	74,689	1,333,199
Ciena Corp. (a)(b)	619,880	13,395,607
Clearfield, Inc. (a)(b)	45,932	560,370
ClearOne, Inc.	17,545	131,588
CommScope Holding Co., Inc. (a)(b)	851,551	28,152,276
Communications Systems, Inc.	9,294	33,551
Comtech Telecommunications Corp.	104,409	2,043,284
Dasan Zhone Solutions, Inc. (b)	16,898	110,851
Digi International, Inc. (b)	109,744	1,009,645
EchoStar Holding Corp. Class A (b)	217,069	13,089,261
EMCORE Corp. (b)	119,065	1,083,492
Extreme Networks, Inc. (b)	483,497	5,526,371
Finisar Corp. (b)	493,602	11,920,488
Harmonic, Inc. (a)(b)	354,615	1,152,499
Infinera Corp. (a)(b)	641,831	5,429,890
InfoSonics Corp. (a)(b)	41,938	16,230
InterDigital, Inc.	156,562	11,170,699
KVH Industries, Inc. (b)	54,401	641,932
Lantronix, Inc. (b)	2,994	6,317
Lumentum Holdings, Inc. (a)(b)	243,372	13,835,698
NETGEAR, Inc. (a)(b)	146,517	7,032,816
NetScout Systems, Inc. (a)(b)	418,975	13,721,431
Network-1 Security Solutions, Inc.	45,735	173,793
Oclaro, Inc. (a)(b)	574,765	4,833,774
Optical Cable Corp. (b)	11,466	28,092
Palo Alto Networks, Inc. (b)	406,134	53,889,920
Parkervision, Inc. (a)(b)	61,776	118,610
PC-Tel, Inc.	66,388	430,194
Plantronics, Inc.	152,688	6,509,089
Relm Wireless Corp.	69,394	270,637
Resonant, Inc. (a)(b)	9,244	42,060
ShoreTel, Inc. (b)	323,573	2,410,619
Sonus Networks, Inc. (a)(b)	234,277	1,618,854
Technical Communications Corp. (a)(b)	2,835	14,884
Tessco Technologies, Inc.	22,372	293,073
Ubiquiti Networks, Inc. (a)(b)	110,347	6,575,578
ViaSat, Inc. (a)(b)	237,802	15,126,585
Viavi Solutions, Inc. (a)(b)	994,806	9,987,852
Westell Technologies, Inc. Class A (b)	37,506	107,642
xG Technology, Inc. (a)(b)	3,477	6,363
		326,083,009
Electronic Equipment & Components - 3.5%
ADDvantage Technologies Group, Inc. (a)(b)	11,928	17,296
Akoustis Technologies, Inc. (a)(b)	45,754	307,467
Anixter International, Inc. (b)	125,022	9,226,624
Applied DNA Sciences, Inc. (a)(b)	85,045	176,043
Arrow Electronics, Inc. (b)	390,763	31,038,305
Avnet, Inc.	556,888	21,479,170
AVX Corp.	278,802	4,865,095
Badger Meter, Inc.	128,072	5,878,505
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,126,080
Belden, Inc.	185,976	14,333,170
Benchmark Electronics, Inc. (b)	225,726	7,336,095
Cardtronics PLC (b)	198,745	5,163,395
CDW Corp.	692,321	43,906,998
ClearSign Combustion Corp. (a)(b)	63,125	192,531
Cognex Corp.	383,092	41,745,535
Coherent, Inc. (a)(b)	108,567	25,330,852
Control4 Corp. (a)(b)	80,229	1,986,470
CTS Corp.	140,891	3,170,048
CUI Global, Inc. (a)(b)	87,433	338,366
Daktronics, Inc. (a)	173,183	1,667,752
Data I/O Corp. (b)	25,864	213,378
Dell Technologies, Inc.	594,459	44,542,813
Digital Ally, Inc. (a)(b)	15,000	42,750
Dolby Laboratories, Inc. Class A	261,397	13,190,093
Dynasil Corp. of America (b)	9,408	11,760
Echelon Corp. (b)	10,844	50,208
Electro Scientific Industries, Inc. (b)	156,262	1,925,148
eMagin Corp. (a)(b)	60,537	130,155
ePlus, Inc. (b)	59,953	5,018,066
Fabrinet (a)(b)	169,751	6,593,129
FARO Technologies, Inc. (a)(b)	72,512	2,498,038
Fitbit, Inc. (a)(b)	653,267	3,939,200
Frequency Electronics, Inc. (b)	18,354	146,465
Giga-Tronics, Inc. (b)	16,884	10,173
I. D. Systems Inc. (b)	43,008	272,671
Identiv, Inc. (a)(b)	40,037	196,582
IEC Electronics Corp. (b)	18,101	74,938
II-VI, Inc. (b)	244,569	8,767,799
Image Sensing Systems, Inc. (b)	9,763	30,265
Insight Enterprises, Inc. (b)	156,429	6,269,674
Intellicheck, Inc. (a)(b)	10,716	27,862
IntriCon Corp. (a)(b)	8,644	72,610
IPG Photonics Corp. (a)(b)	166,701	29,304,369
Iteris, Inc. (a)(b)	124,948	802,166
Itron, Inc. (b)	150,507	10,926,808
Jabil, Inc.	811,458	25,439,208
KEMET Corp. (b)	192,335	4,598,730
KEY Tronic Corp. (b)	23,864	169,673
Keysight Technologies, Inc. (b)	820,324	33,518,439
Kimball Electronics, Inc. (b)	122,862	2,340,521
Knowles Corp. (a)(b)	397,367	5,829,374
LGL Group, Inc. (b)	3,009	15,617
LightPath Technologies, Inc. Class A (a)(b)	76,597	199,918
Littelfuse, Inc.	100,418	18,693,815
LRAD Corp. (b)	77,211	132,031
Luna Innovations, Inc. (b)	137,097	207,016
Maxwell Technologies, Inc. (b)	125,294	697,888
Mesa Laboratories, Inc.	15,120	2,064,938
Methode Electronics, Inc. Class A	168,150	6,877,335
MicroVision, Inc. (a)(b)	312,134	739,758
MTS Systems Corp. (a)	73,708	3,567,467
Napco Security Technolgies, Inc. (b)	36,465	286,250
National Instruments Corp.	473,206	19,112,790
Neonode, Inc. (a)(b)	121,979	153,694
NetList, Inc. (a)(b)	140,493	98,345
Novanta, Inc. (b)	137,094	5,360,375
OSI Systems, Inc. (b)	81,512	6,770,387
Par Technology Corp. (b)	27,309	293,572
Park Electrochemical Corp.	84,819	1,540,313
PC Connection, Inc.	76,692	1,956,413
PC Mall, Inc. (a)(b)	33,187	436,409
Perceptron, Inc. (b)	33,349	257,121
Plexus Corp. (b)	155,046	8,074,796
RadiSys Corp. (b)	140,804	221,062
Research Frontiers, Inc. (a)(b)	71,977	84,933
RF Industries Ltd.	13,982	25,168
Richardson Electronics Ltd.	36,856	206,394
Rogers Corp. (b)	80,748	9,572,675
Sanmina Corp. (b)	333,975	12,507,364
ScanSource, Inc. (b)	112,049	4,397,923
Sigmatron International, Inc. (b)	11,463	96,518
Superconductor Technologies, Inc. (a)(b)	28,777	28,489
SYNNEX Corp.	128,283	15,343,930
Systemax, Inc.	60,715	1,483,875
Tech Data Corp. (b)	151,995	16,763,529
Trimble, Inc. (b)	1,117,122	43,210,279
TTM Technologies, Inc. (a)(b)	390,367	5,558,826
Uni-Pixel, Inc. (a)(b)	176,104	19,389
Universal Display Corp.	197,571	25,111,274
VeriFone Systems, Inc. (a)(b)	501,200	9,908,724
Vishay Intertechnology, Inc. (a)	622,274	11,014,250
Vishay Precision Group, Inc. (b)	49,281	1,076,790
Wayside Technology Group, Inc.	13,442	205,663
Wireless Telecom Group, Inc. (b)	35,461	52,128
Zebra Technologies Corp. Class A (b)	234,031	24,126,256
		684,790,549
Internet Software & Services - 2.2%
2U, Inc. (a)(b)	189,911	9,514,541
Actua Corp. (b)	161,479	2,066,931
Alarm.com Holdings, Inc. (a)(b)	59,694	2,681,454
Amber Road, Inc. (b)	59,273	477,740
Angie's List, Inc. (a)(b)	154,180	1,874,829
AppFolio, Inc. (b)	54,022	2,317,544
Apptio, Inc. Class A	37,569	668,728
Autobytel, Inc. (b)	47,015	341,329
Bankrate, Inc. (b)	208,141	2,882,753
Bazaarvoice, Inc. (a)(b)	361,054	1,715,007
Benefitfocus, Inc. (a)(b)	64,424	1,987,480
BlackLine, Inc. (a)	62,407	1,926,504
Blucora, Inc. (b)	181,083	4,128,692
Box, Inc. Class A (a)(b)	312,152	6,124,422
Bridgeline Digital, Inc. (a)(b)	970	2,561
Brightcove, Inc. (b)	145,383	1,024,950
BroadVision, Inc. (b)	7,417	29,297
Carbonite, Inc. (a)(b)	75,203	1,504,060
Care.com, Inc. (a)(b)	70,954	1,062,181
ChannelAdvisor Corp. (b)	104,787	1,215,529
Cloudera, Inc. (a)	77,898	1,511,221
CommerceHub, Inc.:
Series A (a)(b)	53,243	1,180,397
Series C (b)	113,561	2,410,900
Cornerstone OnDemand, Inc. (a)(b)	231,027	8,081,324
CoStar Group, Inc. (b)	144,255	41,346,368
Coupa Software, Inc. (a)	137,304	4,182,280
Determine, Inc. (a)(b)	73,216	147,164
DHI Group, Inc. (b)	207,864	405,335
eGain Communications Corp. (a)(b)	49,320	83,844
Endurance International Group Holdings, Inc. (a)(b)	301,288	2,319,918
Envestnet, Inc. (a)(b)	200,566	8,915,159
Five9, Inc. (b)	173,999	3,740,979
GlowPoint, Inc. (b)	321,954	86,928
GoDaddy, Inc. (a)(b)	200,065	8,966,913
Gogo, Inc. (a)(b)	249,270	3,492,273
GrubHub, Inc. (a)(b)	381,252	21,765,677
GTT Communications, Inc. (a)(b)	117,419	3,728,053
Hortonworks, Inc. (b)	191,509	3,253,738
IAC/InterActiveCorp (b)	320,784	36,412,192
Instructure, Inc. (b)	28,818	853,013
Internap Network Services Corp. (a)(b)	217,848	973,781
Inuvo, Inc. (b)	97,208	99,152
iPass, Inc. (b)	412,177	230,819
Issuer Direct Corp.	35,897	450,507
j2 Global, Inc. (a)	210,591	15,853,290
Leaf Group Ltd. (b)	42,441	301,331
Limelight Networks, Inc. (b)	279,123	1,002,052
Liquidity Services, Inc. (b)	96,138	547,987
LivePerson, Inc. (b)	236,704	3,171,834
LogMeIn, Inc.	232,572	26,606,237
Marchex, Inc. Class B (b)	112,959	349,043
Marin Software, Inc. (b)	77,141	88,712
Match Group, Inc. (a)(b)	222,150	4,831,763
MaxPoint Interactive, Inc. (b)	8,863	121,512
MeetMe, Inc. (a)(b)	309,415	1,212,907
MINDBODY, Inc. (a)(b)	137,891	3,261,122
MuleSoft, Inc. Class A (a)	74,726	1,629,027
Net Element International, Inc. (a)(b)	25,699	7,067
New Relic, Inc. (b)	140,622	6,735,794
NIC, Inc.	273,094	4,465,087
NumereX Corp. Class A (b)	50,190	195,239
Nutanix, Inc. Class A (a)	129,751	2,854,522
Okta, Inc. (a)	65,157	1,758,587
Ominto, Inc. (a)(b)	33,150	107,738
Onvia.com, Inc. (b)	2,326	10,002
Pandora Media, Inc. (a)(b)	1,083,008	9,151,418
Professional Diversity Network, Inc. (a)(b)	5,792	26,585
Q2 Holdings, Inc. (b)	120,373	4,887,144
QuinStreet, Inc. (b)	158,196	846,349
Qumu Corp. (b)	84,064	236,220
Quotient Technology, Inc. (a)(b)	319,064	4,785,960
Reis, Inc.	36,313	620,952
Remark Holdings, Inc. (a)(b)	45,073	121,246
Rocket Fuel, Inc. (a)(b)	143,044	370,484
SecureWorks Corp. (a)(b)	52,243	534,446
Shutterstock, Inc. (a)(b)	84,939	2,852,252
Spark Networks, Inc. (a)(b)	80,921	101,151
SPS Commerce, Inc. (b)	75,905	4,624,133
Stamps.com, Inc. (a)(b)	69,417	13,276,001
Support.com, Inc. (b)	55,905	131,936
Synacor, Inc. (a)(b)	121,700	279,910
TechTarget, Inc. (b)	66,813	664,121
The Trade Desk, Inc. (a)	78,929	4,180,869
Travelzoo, Inc. (b)	32,602	265,706
Tremor Video, Inc. (b)	117,265	412,773
TrueCar, Inc. (a)(b)	303,179	5,138,884
Twilio, Inc. Class A (a)(b)	109,864	3,216,818
Twitter, Inc. (b)	2,703,598	45,717,842
Veritone, Inc. (a)	10,171	158,261
Web.com Group, Inc. (a)(b)	229,327	5,801,973
WebMD Health Corp. (a)(b)	164,590	10,935,360
XO Group, Inc. (b)	113,629	2,115,772
Yelp, Inc. (a)(b)	274,801	11,706,523
Yext, Inc. (a)	66,767	868,639
YuMe, Inc.	148,498	726,155
Zillow Group, Inc.:
Class A (b)	235,990	9,420,721
Class C (a)(b)	444,694	17,618,776
		435,090,700
IT Services - 3.1%
Acxiom Corp. (a)(b)	343,364	7,996,948
ALJ Regional Holdings, Inc. (a)(b)	9,858	30,067
Amdocs Ltd.	637,672	41,314,769
Black Knight Financial Services, Inc. Class A (a)(b)	128,420	5,470,692
Blackhawk Network Holdings, Inc. (b)	254,306	11,392,909
Booz Allen Hamilton Holding Corp. Class A	655,949	22,374,420
Broadridge Financial Solutions, Inc.	517,888	40,462,589
CACI International, Inc. Class A (a)(b)	107,395	13,939,871
Cartesian, Inc. (b)	2,929	1,451
Cass Information Systems, Inc.	39,706	2,430,801
Computer Task Group, Inc.	44,089	233,672
Conduent, Inc.	785,465	12,968,027
Convergys Corp. (a)	415,336	9,760,396
CoreLogic, Inc. (b)	383,089	17,993,690
CSG Systems International, Inc.	151,676	5,871,378
CSP, Inc.	3,555	35,941
DST Systems, Inc.	274,036	14,066,268
Edgewater Technology, Inc. (b)	28,583	182,931
EPAM Systems, Inc. (b)	205,054	16,677,042
Euronet Worldwide, Inc. (b)	233,405	22,936,709
Everi Holdings, Inc. (b)	288,895	2,227,380
EVERTEC, Inc.	265,835	4,891,364
ExlService Holdings, Inc. (b)	155,709	8,763,303
First Data Corp. Class A (b)	869,387	16,005,415
FleetCor Technologies, Inc. (b)	406,644	58,463,208
Forrester Research, Inc.	46,079	1,877,719
Genpact Ltd.	581,636	16,547,544
Hackett Group, Inc.	109,633	1,497,587
Information Services Group, Inc. (b)	108,930	408,488
Innodata, Inc. (b)	58,124	90,092
Jack Henry & Associates, Inc.	335,576	34,587,818
Leidos Holdings, Inc.	635,298	37,050,579
ManTech International Corp. Class A	116,151	4,671,593
Mattersight Corp. (a)(b)	47,315	111,190
Maximus, Inc.	289,307	17,584,079
ModusLink Global Solutions, Inc. (a)(b)	128,863	206,181
MoneyGram International, Inc. (b)	122,493	1,930,490
Perficient, Inc. (b)	156,395	2,862,029
PFSweb, Inc. (b)	60,946	480,254
Planet Payment, Inc. (b)	177,497	702,888
Presidio, Inc. (a)	103,875	1,444,901
PRG-Schultz International, Inc. (b)	115,194	777,560
Sabre Corp. (a)	914,345	16,860,522
Science Applications International Corp.	196,197	14,495,034
ServiceSource International, Inc. (a)(b)	263,840	928,717
Square, Inc. (a)(b)	133,178	3,477,278
StarTek, Inc. (b)	46,338	551,422
Sykes Enterprises, Inc. (b)	182,449	4,864,090
Syntel, Inc. (a)	129,694	2,342,274
Teletech Holdings, Inc.	72,337	2,871,779
Teradata Corp. (a)(b)	583,210	18,616,063
Travelport Worldwide Ltd.	565,401	8,560,171
Unisys Corp. (a)(b)	234,063	1,813,988
Vantiv, Inc. (a)(b)	708,654	50,094,751
Virtusa Corp. (a)(b)	123,714	4,493,292
WEX, Inc. (a)(b)	171,294	18,695,027
WidePoint Corp. (a)(b)	269,166	145,350
WPCS International, Inc. (b)	40,159	48,191
		608,180,182
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (a)(b)	61,999	3,027,411
Adesto Technologies Corp. (b)	48,935	318,078
Advanced Energy Industries, Inc. (b)	177,606	13,061,145
AEHR Test Systems (b)	79,166	265,998
Alpha & Omega Semiconductor Ltd. (b)	85,665	1,360,360
Amkor Technology, Inc. (b)	574,885	5,047,490
Amtech Systems, Inc. (b)	43,995	486,145
Axcelis Technologies, Inc. (b)	130,729	2,732,236
AXT, Inc. (a)(b)	166,392	1,297,858
Brooks Automation, Inc.	309,179	8,060,297
Cabot Microelectronics Corp.	110,101	7,885,434
Cavium, Inc. (a)(b)	303,321	19,203,253
Ceva, Inc. (b)	96,147	3,898,761
Cirrus Logic, Inc. (b)	285,658	16,562,451
Cohu, Inc.	116,622	2,187,829
Cree, Inc. (a)(b)	430,758	10,480,342
CVD Equipment Corp. (a)(b)	12,898	141,878
CyberOptics Corp. (a)(b)	32,417	491,118
Cypress Semiconductor Corp. (a)	1,440,585	19,721,609
Diodes, Inc. (b)	175,145	4,928,580
DSP Group, Inc. (b)	100,061	1,190,726
Entegris, Inc. (b)	635,201	16,165,865
Experi Corp.	219,637	5,985,108
First Solar, Inc. (a)(b)	344,517	16,178,518
FormFactor, Inc. (b)	312,733	4,722,268
GSI Technology, Inc. (a)(b)	65,735	436,480
Ichor Holdings Ltd.	77,562	1,774,619
Impinj, Inc. (a)(b)	37,691	1,441,304
Inphi Corp. (a)(b)	168,862	6,465,726
Integrated Device Technology, Inc. (a)(b)	583,008	14,406,128
Intermolecular, Inc. (b)	45,789	39,379
Intest Corp. (b)	34,005	256,738
IXYS Corp. (b)	117,193	2,695,439
Kopin Corp. (a)(b)	265,387	1,066,856
Kulicke & Soffa Industries, Inc. (b)	322,075	6,129,087
Lattice Semiconductor Corp. (b)	557,001	3,147,056
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	153,866	7,007,058
Marvell Technology Group Ltd.	1,931,431	34,591,929
Maxim Integrated Products, Inc.	1,246,137	58,144,752
MaxLinear, Inc. Class A (b)	227,130	4,906,008
Microsemi Corp. (b)	512,536	25,821,564
MKS Instruments, Inc.	239,191	19,697,379
Monolithic Power Systems, Inc.	171,099	17,335,751
MoSys, Inc. (a)(b)	16,576	16,079
Nanometrics, Inc. (b)	114,026	2,940,731
NeoPhotonics Corp. (a)(b)	134,183	784,971
NVE Corp.	22,496	1,706,097
ON Semiconductor Corp. (b)	1,844,767	31,508,620
PDF Solutions, Inc. (a)(b)	125,323	1,903,656
Photronics, Inc. (b)	325,040	2,567,816
Pixelworks, Inc. (a)(b)	116,018	556,886
Power Integrations, Inc.	133,482	9,724,164
QuickLogic Corp. (a)(b)	369,431	495,038
Rambus, Inc. (a)(b)	500,137	6,486,777
Rubicon Technology, Inc. (a)(b)	8,619	70,590
Rudolph Technologies, Inc. (b)	151,615	3,365,853
Semtech Corp. (b)	301,972	11,354,147
Sigma Designs, Inc. (b)	171,877	1,074,231
Silicon Laboratories, Inc. (b)	185,999	14,117,324
SolarEdge Technologies, Inc. (a)(b)	130,247	3,484,107
SunPower Corp. (a)(b)	245,850	2,173,314
Synaptics, Inc. (a)(b)	154,843	6,436,824
Teradyne, Inc.	876,306	31,205,257
Ultra Clean Holdings, Inc. (b)	144,924	3,343,397
Veeco Instruments, Inc. (b)	215,377	4,070,625
Versum Materials, Inc.	484,683	17,899,343
Xcerra Corp. (b)	237,359	2,330,865
		530,380,723
Software - 4.6%
8x8, Inc. (b)	423,901	5,998,199
A10 Networks, Inc. (b)	208,779	1,367,502
ACI Worldwide, Inc. (a)(b)	520,908	11,855,866
Agilysys, Inc. (b)	51,105	525,870
American Software, Inc. Class A	107,380	1,182,254
Aspen Technology, Inc. (b)	328,414	20,772,186
Asure Software, Inc. (a)(b)	45,600	528,048
Aware, Inc. (b)	24,496	121,255
Barracuda Networks, Inc. (b)	130,250	3,153,353
Blackbaud, Inc.	210,879	17,800,296
Bottomline Technologies, Inc. (b)	168,545	5,108,599
BroadSoft, Inc. (a)(b)	135,708	6,724,331
BSQUARE Corp. (b)	35,898	179,490
Cadence Design Systems, Inc. (b)	1,227,809	48,240,616
Callidus Software, Inc. (b)	289,709	7,460,007
CDK Global, Inc.	633,979	40,891,646
CommVault Systems, Inc. (b)	186,736	11,400,233
Datawatch Corp. (b)	55,025	566,758
Digimarc Corp. (a)(b)	49,238	1,521,454
Digital Turbine, Inc. (a)(b)	162,229	188,186
Document Security Systems, Inc. (b)	20,445	13,494
Ebix, Inc.	94,982	5,480,461
Ellie Mae, Inc. (a)(b)	151,578	12,577,942
Everbridge, Inc. (a)	72,030	1,668,935
Evolving Systems, Inc. (b)	27,515	130,696
Exa Corp. (b)	47,934	687,853
Fair Isaac Corp.	137,022	19,287,217
FalconStor Software, Inc. (a)(b)	102,011	36,724
Finjan Holdings, Inc. (b)	51,830	128,538
FireEye, Inc. (a)(b)	707,444	10,448,948
Form Holdings Corp. (a)(b)	94,034	114,721
Fortinet, Inc. (b)	658,935	25,171,317
Gigamon, Inc. (b)	141,252	6,066,773
Globalscape, Inc.	29,423	107,100
Glu Mobile, Inc. (a)(b)	469,639	1,709,486
GSE Systems, Inc. (b)	33,148	92,814
Guidance Software, Inc. (b)	114,811	812,862
Guidewire Software, Inc. (a)(b)	329,936	24,979,455
HubSpot, Inc. (a)(b)	142,387	10,444,086
Imperva, Inc. (b)	129,369	5,776,326
Inseego Corp. (a)	164,641	232,144
Majesco (b)	52,545	259,047
MAM Software Group, Inc. (b)	1,188	8,138
Manhattan Associates, Inc. (a)(b)	309,249	13,003,920
MicroStrategy, Inc. Class A (b)	41,918	5,407,422
Mitek Systems, Inc. (b)	143,423	1,455,743
MobileIron, Inc. (a)(b)	198,938	755,964
Model N, Inc. (b)	101,356	1,373,374
Monotype Imaging Holdings, Inc.	186,670	3,406,728
NetSol Technologies, Inc. (b)	37,185	167,333
Nuance Communications, Inc. (b)	1,132,716	18,202,746
NXT-ID, Inc. (a)(b)	29,305	60,954
Parametric Technology Corp. (b)	510,757	28,602,392
Park City Group, Inc. (a)(b)	65,748	828,425
Paycom Software, Inc. (a)(b)	176,592	13,175,529
Paylocity Holding Corp. (a)(b)	108,535	5,333,410
Pegasystems, Inc.	160,353	9,228,315
Polarityte, Inc. (a)(b)	24,635	716,632
Progress Software Corp.	222,520	7,472,222
Proofpoint, Inc. (a)(b)	191,697	17,590,117
PROS Holdings, Inc. (a)(b)	119,895	3,158,034
QAD, Inc.:
Class A	27,311	920,381
Class B	24,367	657,422
Qualys, Inc. (b)	139,869	6,643,778
Rapid7, Inc. (b)	73,979	1,247,286
RealNetworks, Inc. (b)	91,284	364,223
RealPage, Inc. (a)(b)	247,426	10,664,061
RingCentral, Inc. (b)	284,098	12,031,550
Rosetta Stone, Inc. (b)	76,625	704,950
SeaChange International, Inc. (b)	126,310	329,669
ServiceNow, Inc. (b)	751,028	87,261,943
Silver Spring Networks, Inc. (a)(b)	187,413	2,372,649
SITO Mobile Ltd. (a)(b)	75,644	323,756
Smith Micro Software, Inc. (a)(b)	33,232	36,223
Sonic Foundry, Inc. (a)(b)	57,013	194,414
Splunk, Inc. (a)(b)	613,720	41,174,475
SS&C Technologies Holdings, Inc.	760,818	29,451,265
Synchronoss Technologies, Inc.(b)	187,568	3,149,267
Tableau Software, Inc. (a)(b)	267,425	19,382,964
Take-Two Interactive Software, Inc. (a)(b)	459,661	44,950,249
TeleNav, Inc. (b)	140,738	914,797
The Rubicon Project, Inc. (b)	165,320	621,603
TiVo Corp.	536,011	9,809,001
Tyler Technologies, Inc. (a)(b)	149,804	25,886,131
Ultimate Software Group, Inc. (a)(b)	130,984	26,314,686
Upland Software, Inc. (b)	49,341	1,134,843
Varonis Systems, Inc. (b)	73,015	2,832,982
Vasco Data Security International, Inc. (b)	142,853	1,792,805
Verint Systems, Inc. (b)	279,739	11,105,638
VirnetX Holding Corp. (a)(b)	208,849	835,396
VMware, Inc. Class A (a)(b)	303,761	32,836,564
Workday, Inc. Class A (a)(b)	578,157	63,418,041
Workiva, Inc. (b)	93,631	1,891,346
Zedge, Inc. (b)	23,011	41,420
Zendesk, Inc. (a)(b)	352,425	9,656,445
Zix Corp. (b)	279,934	1,486,450
Zynga, Inc. (b)	3,445,768	12,921,630
		907,120,789
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	483,680	6,075,021
Astro-Med, Inc.	83,410	1,134,376
Avid Technology, Inc. (a)(b)	153,041	674,911
Concurrent Computer Corp.	30,661	193,778
CPI Card Group (a)	72,158	69,293
Cray, Inc. (b)	180,540	3,403,179
Diebold Nixdorf, Inc. (a)	341,292	6,979,421
Eastman Kodak Co. (a)(b)	162,328	1,258,042
Electronics for Imaging, Inc. (a)(b)	209,195	7,438,974
Everspin Technologies, Inc. (a)	23,347	380,556
Immersion Corp. (a)(b)	128,551	940,993
Intevac, Inc. (b)	82,658	752,188
ITUS Corp. (a)(b)	34,351	23,050
NCR Corp. (a)(b)	536,008	19,580,372
Pure Storage, Inc. Class A (a)(b)	415,583	6,188,031
Qualstar Corp. (a)(b)	11,989	84,043
Quantum Corp. (a)(b)	142,708	786,321
Super Micro Computer, Inc. (a)(b)	168,100	4,475,663
Transact Technologies, Inc.	28,331	276,227
U.S.A. Technologies, Inc. (a)(b)	214,765	1,170,469
Xplore Technologies Corp. (a)(b)	14,878	47,163
		61,932,071

TOTAL INFORMATION TECHNOLOGY		3,553,578,023

MATERIALS - 5.3%
Chemicals - 2.6%
A. Schulman, Inc.	132,201	4,018,910
Advanced Emissions Solutions, Inc. (a)	87,173	904,856
AdvanSix, Inc.	131,973	4,213,898
AgroFresh Solutions, Inc. (a)(b)	117,138	834,023
American Vanguard Corp.	114,501	2,318,645
Ashland Global Holdings, Inc.	273,622	16,978,245
Axalta Coating Systems (a)(b)	963,156	28,432,365
Balchem Corp.	143,958	10,791,092
BioAmber, Inc. (a)(b)	93,053	40,664
Cabot Corp.	283,446	14,931,935
Calgon Carbon Corp.	227,771	2,778,806
Celanese Corp. Class A	614,289	59,598,319
Chase Corp.	32,113	3,002,566
Codexis, Inc. (b)	156,032	865,978
Core Molding Technologies, Inc. (a)	30,292	623,106
Ferro Corp. (b)	370,398	7,137,569
Flotek Industries, Inc. (a)(b)	235,242	1,218,554
FutureFuel Corp.	99,234	1,337,674
H.B. Fuller Co.	231,320	11,609,951
Hawkins, Inc.	43,846	1,563,110
Huntsman Corp.	880,465	23,393,955
Ingevity Corp. (b)	185,743	11,696,237
Innophos Holdings, Inc.	85,582	3,907,674
Innospec, Inc.	107,399	5,960,645
Intrepid Potash, Inc. (a)(b)	459,412	1,704,419
KMG Chemicals, Inc.	32,018	1,537,504
Koppers Holdings, Inc. (b)	93,218	3,654,146
Kraton Performance Polymers, Inc. (b)	136,037	4,466,095
Kronos Worldwide, Inc.	100,083	2,094,737
LSB Industries, Inc. (a)(b)	92,483	564,146
MagneGas Corp. (b)	12,080	6,282
Marrone Bio Innovations, Inc. (a)(b)	53,732	63,941
Minerals Technologies, Inc.	157,600	10,086,400
NewMarket Corp.	41,406	17,328,825
Northern Technologies International Corp. (b)	5,288	93,069
Olin Corp.	734,298	23,666,425
OMNOVA Solutions, Inc. (b)	176,347	1,534,219
Platform Specialty Products Corp. (a)(b)	977,138	11,412,972
PolyOne Corp.	364,913	13,187,956
Quaker Chemical Corp.	58,562	8,153,002
Rayonier Advanced Materials, Inc. (a)	193,665	2,657,084
RPM International, Inc. (a)	591,653	28,973,247
Senomyx, Inc. (a)(b)	176,669	106,902
Sensient Technologies Corp.	200,422	14,460,447
Stepan Co.	85,046	6,579,159
The Chemours Co. LLC	816,567	40,068,943
The Scotts Miracle-Gro Co. Class A	195,569	18,694,441
TOR Minerals International, Inc. (b)	3,831	27,966
Trecora Resources (a)(b)	74,645	906,937
Tredegar Corp.	113,023	1,842,275
Trinseo SA	193,228	12,926,953
Tronox Ltd. Class A (a)	292,413	6,050,025
Valhi, Inc.	74,540	162,497
Valvoline, Inc.	911,442	19,404,600
W.R. Grace & Co.	302,649	21,633,351
Westlake Chemical Corp.	166,218	12,783,826
Yield10 Bioscience, Inc. (a)(b)	2,061	5,544
		504,997,112
Construction Materials - 0.2%
Eagle Materials, Inc.	216,042	21,010,085
Forterra, Inc. (a)	88,632	294,258
Foundation Building Materials, Inc. (a)	60,974	796,320
Summit Materials, Inc. (a)	476,064	14,062,931
Tecnoglass, Inc. (a)	22,937	154,825
U.S. Concrete, Inc. (a)(b)	66,707	5,339,895
United States Lime & Minerals, Inc.	8,034	642,318
		42,300,632
Containers & Packaging - 0.9%
Aptargroup, Inc.	273,548	22,871,348
Bemis Co., Inc.	405,093	17,261,013
Berry Global Group, Inc. (b)	567,991	31,943,814
Crown Holdings, Inc. (b)	590,501	34,857,274
Graphic Packaging Holding Co.	1,378,331	17,987,220
Greif, Inc.:
Class A	148,281	8,963,586
Class B	6,493	410,033
Myers Industries, Inc.	100,702	1,893,198
Owens-Illinois, Inc. (b)	713,511	17,580,911
Silgan Holdings, Inc.	342,970	10,319,967
Sonoco Products Co.	440,287	21,248,251
UFP Technologies, Inc. (b)	22,606	601,320
		185,937,935
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	1,383,470	7,747,432
Alcoa Corp.	652,326	28,624,065
Allegheny Technologies, Inc. (a)	489,192	10,189,869
Ampco-Pittsburgh Corp.	39,547	609,024
Atkore International Group, Inc. (b)	96,317	1,604,641
Carpenter Technology Corp.	204,311	8,280,725
Century Aluminum Co. (a)(b)	216,529	4,226,646
Cliffs Natural Resources, Inc. (a)(b)	1,203,173	10,058,526
Coeur d'Alene Mines Corp. (b)	825,703	7,224,901
Commercial Metals Co. (a)	501,945	9,481,741
Compass Minerals International, Inc. (a)	150,364	10,044,315
Comstock Mining, Inc. (a)(b)	223,980	41,638
Friedman Industries	19,700	111,699
General Moly, Inc. (b)	202,841	88,540
Gold Resource Corp.	259,015	1,033,470
Golden Minerals Co. (a)(b)	165,129	89,665
Handy & Harman Ltd. (b)	25,445	832,052
Haynes International, Inc.	55,379	1,691,828
Hecla Mining Co.	1,823,688	9,629,073
Kaiser Aluminum Corp. (a)	78,085	7,521,147
Materion Corp.	94,585	3,613,147
McEwen Mining, Inc. (a)	1,050,768	2,700,474
Olympic Steel, Inc.	41,963	765,825
Paramount Gold Nevada Corp. (b)	22,744	34,798
Pershing Gold Corp. (a)(b)	69,048	209,215
Real Industries, Inc. (a)(b)	102,876	174,889
Reliance Steel & Aluminum Co.	319,915	23,168,244
Royal Gold, Inc.	289,569	27,010,996
Ryerson Holding Corp. (b)	62,218	535,075
Schnitzer Steel Industries, Inc. Class A	119,830	3,223,427
Solitario Exploration & Royalty Corp. (b)	57,827	40,479
Steel Dynamics, Inc.	1,069,983	36,860,914
SunCoke Energy, Inc. (a)(b)	276,143	2,573,653
Synalloy Corp. (b)	24,589	279,085
TimkenSteel Corp. (a)(b)	164,765	2,443,465
U.S. Antimony Corp. (a)(b)	114,807	36,738
U.S. Gold Corp. (b)	328	794
United States Steel Corp. (a)	767,690	20,428,231
Universal Stainless & Alloy Products, Inc. (b)	23,505	426,146
Worthington Industries, Inc.	199,405	9,962,274
		253,618,866
Paper & Forest Products - 0.3%
Boise Cascade Co. (b)	171,188	5,135,640
Clearwater Paper Corp. (b)	75,015	3,488,198
Deltic Timber Corp.	49,917	3,895,523
Domtar Corp. (a)	277,198	11,209,887
Kapstone Paper & Packaging Corp.	391,172	8,750,518
Louisiana-Pacific Corp. (b)	633,416	16,139,440
Mercer International, Inc. (SBI)	191,792	2,119,302
Neenah Paper, Inc. (a)	76,486	5,908,544
P.H. Glatfelter Co.	196,344	3,400,678
Rentech, Inc. (a)(b)	91,963	24,462
Resolute Forest Products (a)(b)	383,964	1,900,622
Schweitzer-Mauduit International, Inc.	146,944	5,573,586
Verso Corp. (a)	157,433	837,544
		68,383,944

TOTAL MATERIALS		1,055,238,489

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Acadia Realty Trust (SBI)	391,126	11,221,405
Agree Realty Corp.	125,445	6,287,303
Alexanders, Inc.	15,826	6,626,188
Altisource Residential Corp. Class B	242,358	2,934,955
American Assets Trust, Inc.	183,522	7,454,664
American Campus Communities, Inc.	594,453	28,290,018
American Homes 4 Rent Class A	1,034,024	22,913,972
Apple Hospitality (REIT), Inc.	712,626	12,955,541
Armada Hoffler Properties, Inc.	191,551	2,561,037
Ashford Hospitality Prime, Inc.	140,879	1,355,256
Ashford Hospitality Trust, Inc.	366,389	2,275,276
Bluerock Residential Growth (REIT), Inc.	99,613	1,009,080
Brandywine Realty Trust (SBI)	758,602	13,032,782
Brixmor Property Group, Inc.	1,178,031	22,052,740
BRT Realty Trust (b)	19,147	148,964
Camden Property Trust (SBI)	384,233	34,381,169
CareTrust (REIT), Inc.	315,696	6,089,776
CatchMark Timber Trust, Inc.	177,492	2,046,483
CBL & Associates Properties, Inc. (a)	749,524	5,996,192
Cedar Realty Trust, Inc.	355,338	1,790,904
Chatham Lodging Trust	168,993	3,427,178
Chesapeake Lodging Trust	260,111	6,656,240
City Office REIT, Inc.	101,821	1,302,291
Clipper Realty, Inc. (a)	27,161	303,117
Colony NorthStar, Inc. (a)	2,427,296	31,821,851
Columbia Property Trust, Inc.	545,795	11,461,695
Communications Sales & Leasing, Inc. (a)	704,481	13,568,304
Community Healthcare Trust, Inc.	76,659	2,036,063
Condor Hospitality Trust, Inc.	253	2,646
CorEnergy Infrastructure Trust, Inc. (a)	54,615	1,782,087
CoreSite Realty Corp.	150,575	17,882,287
Corporate Office Properties Trust (SBI)	439,692	14,668,125
Corrections Corp. of America	531,278	14,238,250
Cousins Properties, Inc.	1,822,997	17,045,022
CubeSmart	796,149	19,625,073
CyrusOne, Inc.	345,852	21,799,052
DCT Industrial Trust, Inc.	404,747	23,616,987
DDR Corp.	1,391,721	13,471,859
DiamondRock Hospitality Co.	896,182	9,849,040
Douglas Emmett, Inc.	681,777	26,562,032
DuPont Fabros Technology, Inc.	342,762	22,060,162
Easterly Government Properties, Inc. (a)	124,324	2,493,939
EastGroup Properties, Inc.	149,558	13,289,724
Education Realty Trust, Inc. (a)	331,935	12,825,968
Empire State Realty Trust, Inc.	572,025	11,640,709
EPR Properties	280,442	19,535,590
Equity Commonwealth (a)(b)	548,023	16,955,832
Equity Lifestyle Properties, Inc.	356,301	31,764,234
Farmland Partners, Inc. (a)	138,179	1,224,266
FelCor Lodging Trust, Inc.	563,668	4,114,776
First Industrial Realty Trust, Inc.	507,383	15,718,725
First Potomac Realty Trust	260,221	2,896,260
Forest City Realty Trust, Inc. Class A	967,865	23,190,045
Four Corners Property Trust, Inc.	285,265	7,248,584
Franklin Street Properties Corp.	501,603	5,000,982
Gaming & Leisure Properties	852,335	33,403,009
Getty Realty Corp.	140,686	3,877,306
Gladstone Commercial Corp.	120,539	2,579,535
Gladstone Land Corp. (a)	66,704	928,520
Global Net Lease, Inc.	250,338	5,422,321
Global Self Storage, Inc.	70,475	339,690
Government Properties Income Trust	420,461	7,799,552
Gramercy Property Trust (a)	670,405	20,420,536
Healthcare Realty Trust, Inc.	545,003	18,137,700
Healthcare Trust of America, Inc.	840,949	26,128,285
Hersha Hospitality Trust (a)	184,853	3,427,175
Highwoods Properties, Inc. (SBI)	447,760	23,386,505
Hospitality Properties Trust (SBI)	740,484	20,259,642
Hudson Pacific Properties, Inc.	701,418	23,146,794
Independence Realty Trust, Inc.	249,560	2,567,972
InfraReit, Inc.	163,697	3,681,546
Investors Real Estate Trust	543,680	3,414,310
Invitation Homes, Inc.	336,816	7,793,922
iStar Financial, Inc. (a)(b)	324,915	3,772,263
JBG SMITH Properties	381,771	12,495,365
Jernigan Capital, Inc. (a)	56,379	1,096,008
Kilroy Realty Corp.	434,125	30,054,474
Kite Realty Group Trust	368,788	7,420,015
Lamar Advertising Co. Class A (a)	369,898	24,620,411
LaSalle Hotel Properties (SBI)	502,397	14,258,027
Lexington Corporate Properties Trust	992,662	9,787,647
Liberty Property Trust (SBI)	646,272	27,531,187
Life Storage, Inc. (a)	203,317	14,962,098
LTC Properties, Inc.	177,746	8,643,788
Mack-Cali Realty Corp.	396,996	9,087,238
MedEquities Realty Trust, Inc.	126,218	1,447,720
Medical Properties Trust, Inc.	1,644,179	21,637,396
Monmouth Real Estate Investment Corp. Class A	324,781	5,277,691
Monogram Residential Trust, Inc.	731,984	8,783,808
National Health Investors, Inc.	182,751	14,652,975
National Retail Properties, Inc.	671,278	28,079,559
National Storage Affiliates Trust	193,790	4,325,393
New Senior Investment Group, Inc.	367,840	3,395,163
NexPoint Residential Trust, Inc.	89,410	2,083,253
NorthStar Realty Europe Corp.	240,392	2,988,073
Omega Healthcare Investors, Inc. (a)	864,330	27,546,197
One Liberty Properties, Inc.	69,690	1,673,257
Outfront Media, Inc.	624,123	13,730,706
Paramount Group, Inc.	808,735	12,761,838
Parkway, Inc.	194,212	4,459,108
Pebblebrook Hotel Trust (a)	308,222	10,353,177
Pennsylvania Real Estate Investment Trust (SBI)	334,752	3,357,563
Physicians Realty Trust	777,865	14,569,411
Piedmont Office Realty Trust, Inc. Class A	659,484	13,354,551
Potlatch Corp.	180,721	8,638,464
Power (REIT) (b)	1,227	7,816
Preferred Apartment Communities, Inc. Class A	147,693	2,686,536
PS Business Parks, Inc.	87,887	11,874,413
QTS Realty Trust, Inc. Class A	207,725	11,254,541
Quality Care Properties, Inc.	407,304	5,588,211
RAIT Financial Trust	372,193	307,878
Ramco-Gershenson Properties Trust (SBI)	344,393	4,528,768
Rayonier, Inc.	578,969	16,795,891
Retail Opportunity Investments Corp.	501,177	9,943,352
Retail Properties America, Inc.	1,050,675	14,005,498
Rexford Industrial Realty, Inc.	313,382	9,417,129
RLJ Lodging Trust	543,263	10,963,047
Ryman Hospitality Properties, Inc.	226,971	13,486,617
Sabra Health Care REIT, Inc. (a)	709,009	15,491,847
Saul Centers, Inc.	55,021	3,334,273
Select Income REIT	294,883	6,844,234
Senior Housing Properties Trust (SBI)	1,056,031	20,824,931
Seritage Growth Properties (a)	109,515	5,263,291
Sotherly Hotels, Inc.	42,144	255,393
Spirit Realty Capital, Inc.	2,148,486	18,691,828
Stag Industrial, Inc.	386,136	10,807,947
Starwood Waypoint Homes (a)	544,578	20,274,639
Store Capital Corp. (a)	741,559	18,820,767
Summit Hotel Properties, Inc.	470,212	6,977,946
Sun Communities, Inc.	312,268	28,200,923
Sunstone Hotel Investors, Inc.	985,377	15,568,957
Tanger Factory Outlet Centers, Inc. (a)	419,841	9,824,279
Taubman Centers, Inc.	268,239	14,012,805
Terreno Realty Corp.	217,476	7,883,505
The GEO Group, Inc. (a)	554,059	15,314,191
TIER REIT, Inc.	211,369	3,891,303
UMH Properties, Inc.	127,493	2,016,939
Universal Health Realty Income Trust (SBI)	72,078	5,457,025
Urban Edge Properties	461,372	11,603,506
Urstadt Biddle Properties, Inc. Class A	138,313	2,860,313
VEREIT, Inc.	4,330,126	36,546,263
Washington REIT (SBI)	340,901	11,202,007
Weingarten Realty Investors (SBI)	535,524	17,158,189
Wheeler REIT, Inc. (a)	34,375	360,250
Whitestone REIT Class B	165,726	2,078,204
WP Carey, Inc.	467,339	32,176,290
WP Glimcher, Inc.	812,804	6,786,913
Xenia Hotels & Resorts, Inc.	466,605	9,313,436
		1,676,762,935
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	202,930	8,807,162
Altisource Portfolio Solutions SA (a)(b)	53,097	1,209,550
American Realty Investments, Inc. (b)	2,022	16,803
Consolidated-Tomoka Land Co. (a)	23,055	1,277,247
Forestar Group, Inc. (b)	159,585	2,744,862
FRP Holdings, Inc. (b)	24,947	1,095,173
Griffin Industrial Realty, Inc.	7,963	273,529
HFF, Inc. (a)	155,341	5,923,152
Howard Hughes Corp. (b)	161,261	18,923,978
InterGroup Corp. (b)	845	20,280
J.W. Mays, Inc. (b)	15	548
Jones Lang LaSalle, Inc.	199,466	24,316,900
Kennedy-Wilson Holdings, Inc. (a)	406,490	7,845,257
Marcus & Millichap, Inc. (b)	70,870	1,866,007
Maui Land & Pineapple, Inc. (a)(b)	30,432	392,573
RE/MAX Holdings, Inc.	76,810	4,704,613
Realogy Holdings Corp.	613,126	20,784,971
Stratus Properties, Inc.	12,801	378,910
Tejon Ranch Co. (a)(b)	61,546	1,229,689
The St. Joe Co. (a)(b)	324,094	6,109,172
Transcontinental Realty Investors, Inc. (a)(b)	1,510	32,133
Trinity Place Holdings, Inc. (a)(b)	36,952	255,338
		108,207,847

TOTAL REAL ESTATE		1,784,970,782

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (b)	196,814	432,991
Atlantic Tele-Network, Inc.	51,425	3,114,812
Cincinnati Bell, Inc. (a)(b)	197,493	4,157,228
Cogent Communications Group, Inc. (a)	183,493	8,550,774
Consolidated Communications Holdings, Inc. (a)	296,400	5,468,580
Frontier Communications Corp. (a)	345,068	4,648,066
Fusion Telecommunications International (a)(b)	48,146	153,586
General Communications, Inc. Class A (b)	119,829	5,168,225
Globalstar, Inc. (a)(b)	1,469,589	2,821,611
Hawaiian Telcom Holdco, Inc. (b)	49,966	1,519,966
IDT Corp. Class B	79,718	1,172,652
Intelsat SA (a)(b)	174,158	672,250
Iridium Communications, Inc. (a)(b)	364,703	4,048,203
Lumos Networks Corp. (b)	98,569	1,772,271
Ooma, Inc. (a)(b)	86,590	848,582
ORBCOMM, Inc. (a)(b)	294,948	3,262,125
Pareteum Corp. (a)(b)	31,920	29,366
PDVWireless, Inc. (a)(b)	45,934	1,343,570
Straight Path Communications, Inc. Class B (b)	37,097	6,622,185
Vonage Holdings Corp. (b)	850,314	7,057,606
Windstream Holdings, Inc. (a)	861,501	1,783,307
Zayo Group Holdings, Inc. (a)(b)	444,051	15,173,223
		79,821,179
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (a)	21,048	231,107
Boingo Wireless, Inc. (b)	178,557	3,676,489
NII Holdings, Inc. (a)(b)	406,747	270,080
Shenandoah Telecommunications Co. (a)	205,715	7,416,026
Spok Holdings, Inc.	91,059	1,525,238
Sprint Corp. (a)(b)	2,819,911	23,264,266
T-Mobile U.S., Inc. (b)	1,275,415	82,532,105
Telephone & Data Systems, Inc.	410,485	12,031,315
U.S. Cellular Corp. (b)	67,085	2,594,848
		133,541,474

TOTAL TELECOMMUNICATION SERVICES		213,362,653

UTILITIES - 3.4%
Electric Utilities - 1.2%
Allete, Inc.	224,711	17,376,902
El Paso Electric Co.	183,416	10,188,759
Genie Energy Ltd. Class B (a)	65,626	403,600
Great Plains Energy, Inc.	919,114	28,207,609
Hawaiian Electric Industries, Inc.	484,372	16,187,712
IDACORP, Inc.	225,165	20,035,182
MGE Energy, Inc.	155,669	9,900,548
OGE Energy Corp.	867,451	30,985,350
Otter Tail Corp.	173,461	7,250,670
PNM Resources, Inc.	356,255	15,105,212
Portland General Electric Co.	390,160	18,536,502
Spark Energy, Inc. Class A, (a)	99,321	1,574,238
Vistra Energy Corp. (a)	1,296,991	22,956,741
Westar Energy, Inc.	625,499	32,094,354
		230,803,379
Gas Utilities - 1.1%
Atmos Energy Corp.	449,719	39,593,261
Chesapeake Utilities Corp.	69,170	5,495,557
Delta Natural Gas Co., Inc.	18,073	553,757
National Fuel Gas Co. (a)	376,505	21,829,760
New Jersey Resources Corp. (a)	377,291	16,468,752
Northwest Natural Gas Co.	149,735	9,927,431
ONE Gas, Inc.	231,055	17,384,578
RGC Resources, Inc.	50,846	1,400,807
South Jersey Industries, Inc.	346,161	12,420,257
Southwest Gas Holdings, Inc.	219,396	17,446,370
Spire, Inc.	217,359	16,627,964
UGI Corp.	761,594	37,630,360
WGL Holdings, Inc.	217,749	18,347,531
		215,126,385
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	1,598,019	23,490,879
Dynegy, Inc. (a)(b)	572,559	5,393,506
NRG Yield, Inc.:
Class A	127,027	2,310,621
Class C	303,396	5,612,826
Ormat Technologies, Inc.	163,348	9,382,709
Pattern Energy Group, Inc. (a)	304,672	7,653,361
TerraForm Global, Inc. (b)	196,426	991,951
Terraform Power, Inc. (a)(b)	328,140	4,580,834
U.S. Geothermal, Inc. (a)(b)	61,820	240,480
		59,657,167
Multi-Utilities - 0.5%
Avangrid, Inc.	258,239	12,607,228
Avista Corp.	284,493	14,622,940
Black Hills Corp. (a)	235,448	16,570,830
MDU Resources Group, Inc.	862,482	23,321,513
NorthWestern Energy Corp.	206,683	12,467,119
Unitil Corp.	68,493	3,415,061
Vectren Corp.	363,984	23,880,990
		106,885,681
Water Utilities - 0.3%
American States Water Co.	170,520	8,406,636
Aqua America, Inc.	779,968	26,050,931
AquaVenture Holdings Ltd. (a)	49,986	757,788
Artesian Resources Corp. Class A	30,130	1,117,522
Cadiz, Inc. (a)(b)	100,305	1,223,721
California Water Service Group	217,369	8,140,469
Connecticut Water Service, Inc.	54,452	2,953,476
Middlesex Water Co.	74,490	2,829,130
Pure Cycle Corp. (a)(b)	69,664	505,064
Select Energy Services, Inc. Class A	64,020	902,682
SJW Corp.	70,626	3,919,743
York Water Co.	57,282	1,884,578
		58,691,740

TOTAL UTILITIES		671,164,352

TOTAL COMMON STOCKS
(Cost $14,931,968,895)		19,681,366,684
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (e)
(Cost $5,942,865)	6,000,000	5,943,170
	Shares	Value

Money Market Funds - 22.7%
Fidelity Cash Central Fund, 1.11% (f)	85,720,969	$85,738,113
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	4,395,375,201	4,395,814,739
TOTAL MONEY MARKET FUNDS
(Cost $4,481,552,852)		4,481,552,852
TOTAL INVESTMENT IN SECURITIES - 122.1%
(Cost $19,419,464,612)		24,168,862,706
NET OTHER ASSETS (LIABILITIES) - (22.1)%		(4,375,636,751)
NET ASSETS - 100%		$19,793,225,955

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	268	Sept. 2017	$46,374,720	$690,012	$690,012
ICE Russell 2000 Mini Contracts (United States)	993	Sept. 2017	69,728,460	1,507,683	1,507,683
TOTAL FUTURES CONTRACTS					$2,197,695

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3 or 0.0% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,785,243.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$308,998
Fidelity Securities Lending Cash Central Fund	14,405,015
Total	$14,714,013

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,837,294,528	$2,837,294,067	$461	$--
Consumer Staples	610,633,883	610,633,883	--	--
Energy	728,087,865	728,087,860	3	2
Financials	3,328,260,930	3,328,260,929	--	1
Health Care	2,281,656,612	2,279,809,922	--	1,846,690
Industrials	2,617,118,567	2,617,118,567	--	--
Information Technology	3,553,578,023	3,553,578,023	--	--
Materials	1,055,238,489	1,055,238,489	--	--
Real Estate	1,784,970,782	1,784,970,782	--	--
Telecommunication Services	213,362,653	213,362,653	--	--
Utilities	671,164,352	671,164,352	--	--
U.S. Government and Government Agency Obligations	5,943,170	--	5,943,170	--
Money Market Funds	4,481,552,852	4,481,552,852	--	--
Total Investments in Securities:	$24,168,862,706	$24,161,072,379	$5,943,634	$1,846,693
Derivative Instruments:
Assets
Futures Contracts	$2,197,695	$2,197,695	$--	$--
Total Assets	$2,197,695	$2,197,695	$--	$--
Total Derivative Instruments:	$2,197,695	$2,197,695	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,197,695	$0
Total Equity Risk	2,197,695	0
Total Value of Derivatives	$2,197,695	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,327,809,512) — See accompanying schedule: Unaffiliated issuers (cost $14,937,911,760)	$19,687,309,854
Fidelity Central Funds (cost $4,481,552,852)	4,481,552,852
Total Investment in Securities (cost $19,419,464,612)		$24,168,862,706
Cash		798,565
Receivable for investments sold		81,969,436
Receivable for fund shares sold		18,105,613
Dividends receivable		15,723,686
Distributions receivable from Fidelity Central Funds		2,581,609
Receivable for daily variation margin on futures contracts		1,022,175
Total assets		24,289,063,790
Liabilities
Payable for investments purchased	$86,775,789
Payable for fund shares redeemed	11,843,363
Accrued management fee	730,820
Other affiliated payables	370,811
Collateral on securities loaned	4,396,117,052
Total liabilities		4,495,837,835
Net Assets		$19,793,225,955
Net Assets consist of:
Paid in capital		$14,337,235,083
Undistributed net investment income		137,569,824
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		566,824,323
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,751,596,725
Net Assets		$19,793,225,955
Investor Class:
Net Asset Value, offering price and redemption price per share ($771,664,796 ÷ 13,007,867 shares)		$59.32
Premium Class:
Net Asset Value, offering price and redemption price per share ($16,377,117,514 ÷ 276,037,841 shares)		$59.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,644,443,645 ÷ 44,582,027 shares)		$59.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$129,802,141
Interest		20,272
Income from Fidelity Central Funds (including $14,405,015 from security lending)		14,714,013
Total income		144,536,426
Expenses
Management fee	$4,375,209
Transfer agent fees	2,245,723
Independent trustees' fees and expenses	39,494
Legal	16
Interest	4,279
Miscellaneous	31,272
Total expenses before reductions	6,695,993
Expense reductions	(17,441)	6,678,552
Net investment income (loss)		137,857,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	624,000,663
Fidelity Central Funds	(198,547)
Foreign currency transactions	449
Futures contracts	(10,029)
Total net realized gain (loss)		623,792,536
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(121,591,260)
Fidelity Central Funds	(115,568)
Assets and liabilities in foreign currencies	936
Futures contracts	(264,817)
Total change in net unrealized appreciation (depreciation)		(121,970,709)
Net gain (loss)		501,821,827
Net increase (decrease) in net assets resulting from operations		$639,679,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,857,874	$249,578,137
Net realized gain (loss)	623,792,536	737,078,558
Change in net unrealized appreciation (depreciation)	(121,970,709)	3,647,100,185
Net increase (decrease) in net assets resulting from operations	639,679,701	4,633,756,880
Distributions to shareholders from net investment income	(35,010,454)	(236,121,884)
Distributions to shareholders from net realized gain	(193,561,721)	(605,807,215)
Total distributions	(228,572,175)	(841,929,099)
Share transactions - net increase (decrease)	124,966,400	1,125,097,806
Redemption fees	–	367,317
Total increase (decrease) in net assets	536,073,926	4,917,292,904
Net Assets
Beginning of period	19,257,152,029	14,339,859,125
End of period	$19,793,225,955	$19,257,152,029
Other Information
Undistributed net investment income end of period	$137,569,824	$34,722,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.10	$46.00	$57.40	$55.29	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.40	.77	.75	.74	.67	.73
Net realized and unrealized gain (loss)	1.50	14.00	(8.99)	3.62	13.09	4.61
Total from investment operations	1.90	14.77	(8.24)	4.36	13.76	5.34
Distributions from net investment income	(.10)	(.74)	(.71)	(.70)	(.54)	(.70)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.68)	(2.67)	(3.16)	(2.25)	(1.60)	(1.88)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$59.32	$58.10	$46.00	$57.40	$55.29	$43.12
Total ReturnE,F	3.33%	32.50%	(14.86)%	8.23%	32.38%	14.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.39%I	1.47%	1.39%	1.36%	1.35%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$771,665	$815,223	$1,392,793	$1,992,558	$1,803,152	$971,857
Portfolio turnover rateJ	14%I	12%	12%K	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.11	$46.00	$57.40	$55.30	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.41	.80	.77	.76	.68	.75
Net realized and unrealized gain (loss)	1.50	13.99	(8.99)	3.61	13.11	4.60
Total from investment operations	1.91	14.79	(8.22)	4.37	13.79	5.35
Distributions from net investment income	(.10)	(.75)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.69)C	(2.68)	(3.18)	(2.27)	(1.62)	(1.89)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$59.33	$58.11	$46.00	$57.40	$55.30	$43.12
Total ReturnE,F	3.34%	32.56%	(14.83)%	8.24%	32.44%	14.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.42%I	1.49%	1.42%	1.39%	1.38%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,377,118	$16,222,551	$11,837,818	$13,356,931	$12,280,754	$7,173,852
Portfolio turnover rateJ	14%I	12%	12%K	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.581 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.09	$45.99	$57.39	$55.28	$43.11	$39.66
Income from Investment Operations
Net investment income (loss)B	.42	.81	.76	.76	.72	.75
Net realized and unrealized gain (loss)	1.50	13.98	(8.98)	3.63	13.06	4.60
Total from investment operations	1.92	14.79	(8.22)	4.39	13.78	5.35
Distributions from net investment income	(.11)	(.76)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(.58)	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(.69)	(2.69)	(3.18)	(2.28)C	(1.62)	(1.90)D
Redemption fees added to paid in capitalB	–	–E	–E	–E	.01	–E
Net asset value, end of period	$59.32	$58.09	$45.99	$57.39	$55.28	$43.11
Total ReturnF,G	3.36%	32.58%	(14.83)%	8.27%	32.44%	14.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%J	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%J	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.44%J	1.52%	1.43%	1.40%	1.39%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,644,444	$2,219,377	$1,109,249	$754,325	$95,747	$226
Portfolio turnover rateK	14%J	12%	12%L	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8	1.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.0	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.9
Sanofi SA (France, Pharmaceuticals)	0.8	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
	10.8

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.5
Industrials	13.8	14.2
Consumer Discretionary	11.9	11.9
Consumer Staples	11.2	10.7
Health Care	9.8	10.6
Materials	7.7	7.9
Information Technology	6.1	5.2
Energy	4.6	4.9
Telecommunication Services	3.9	4.1
Real Estate	3.9	4.1

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	22.7%
United Kingdom	15.9%
France	9.7%
Germany	9.2%
Switzerland	8.1%
Australia	6.8%
Netherlands	4.3%
Spain	3.4%
Sweden	2.8%
Other*	17.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

As of February 28, 2017
Japan	23.7%
United Kingdom	16.3%
Germany	9.1%
France	9.0%
Switzerland	8.6%
Australia	7.4%
Netherlands	4.0%
Spain	3.0%
Sweden	2.8%
Other*	16.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	920,637	$17,557,331
Alumina Ltd.	3,363,689	5,668,805
Amcor Ltd.	1,590,436	20,368,148
AMP Ltd.	4,057,901	16,451,725
APA Group unit	1,519,960	10,705,469
Aristocrat Leisure Ltd.	739,136	12,438,987
ASX Ltd.	264,789	11,509,813
Aurizon Holdings Ltd.	2,805,492	11,061,920
Australia & New Zealand Banking Group Ltd.	4,023,628	94,038,343
Bank of Queensland Ltd.	532,820	5,332,687
Bendigo & Adelaide Bank Ltd.	647,979	6,155,575
BHP Billiton Ltd.	4,400,808	95,801,918
BlueScope Steel Ltd.	782,814	6,764,379
Boral Ltd.	1,608,384	8,528,161
Brambles Ltd.	2,177,259	16,113,860
Caltex Australia Ltd.	355,143	9,426,696
Challenger Ltd.	779,909	7,774,658
Cimic Group Ltd.	133,601	4,465,967
Coca-Cola Amatil Ltd.	787,550	5,039,806
Cochlear Ltd.	78,514	9,749,801
Commonwealth Bank of Australia	2,361,652	142,306,561
Computershare Ltd.	634,239	7,083,846
Crown Ltd.	549,809	5,070,020
CSL Ltd.	624,242	63,776,916
DEXUS Property Group unit	1,394,004	10,627,288
Dominos Pizza Enterprises Ltd. (a)	83,801	2,874,550
Flight Centre Travel Group Ltd. (a)	75,350	2,896,140
Fortescue Metals Group Ltd.	2,128,690	10,170,135
Goodman Group unit	2,451,540	16,155,981
Harvey Norman Holdings Ltd. (a)	745,850	2,419,087
Healthscope Ltd.	2,383,050	3,296,266
Incitec Pivot Ltd.	2,315,980	6,130,824
Insurance Australia Group Ltd.	3,240,460	16,512,184
Lendlease Group unit	754,035	9,938,386
Macquarie Group Ltd.	443,097	30,574,429
Medibank Private Ltd.	3,767,888	9,105,659
Mirvac Group unit	5,069,616	9,349,812
National Australia Bank Ltd.	3,666,536	88,024,326
Newcrest Mining Ltd.	1,050,002	19,072,874
Orica Ltd.	514,007	8,307,039
Origin Energy Ltd. (b)	2,408,159	14,644,900
Qantas Airways Ltd.	709,284	3,225,195
QBE Insurance Group Ltd.	1,877,903	15,585,239
Ramsay Health Care Ltd.	192,926	10,476,467
realestate.com.au Ltd.	72,331	3,812,219
Rio Tinto Ltd.	580,955	31,330,559
Santos Ltd. (b)	2,567,471	7,674,202
Scentre Management Ltd. A/S Trustee South Carolina unit	7,294,932	22,384,550
SEEK Ltd.	452,505	6,025,291
Sonic Healthcare Ltd.	540,120	9,403,168
South32 Ltd.	7,291,880	16,926,306
SP AusNet	2,411,989	3,336,295
Stockland Corp. Ltd. unit	3,300,498	11,623,128
Suncorp Group Ltd.	1,767,489	18,308,002
Sydney Airport unit	1,504,637	8,851,223
Tabcorp Holdings Ltd.	1,125,519	3,677,346
Tatts Group Ltd.	1,934,665	6,321,024
Telstra Corp. Ltd.	5,721,256	16,691,573
The GPT Group unit	2,462,308	9,787,059
TPG Telecom Ltd. (a)	497,555	2,171,467
Transurban Group unit	2,812,863	27,190,799
Treasury Wine Estates Ltd.	1,011,589	11,644,276
Vicinity Centers unit	4,600,704	9,582,204
Wesfarmers Ltd.	1,547,469	52,429,440
Westfield Corp. unit	2,704,659	15,975,010
Westpac Banking Corp.	4,599,902	114,480,295
Woodside Petroleum Ltd.	1,039,603	23,826,046
Woolworths Ltd.	1,761,446	36,406,799

TOTAL AUSTRALIA		1,352,436,454

Austria - 0.2%
Andritz AG	99,736	5,427,181
Erste Group Bank AG	411,341	17,381,223
OMV AG	202,168	11,621,998
Raiffeisen International Bank-Holding AG (b)	203,883	6,689,157
Voestalpine AG	154,581	8,021,473

TOTAL AUSTRIA		49,141,032

Bailiwick of Jersey - 1.2%
Experian PLC	1,291,591	25,971,118
Glencore Xstrata PLC	16,760,360	77,913,793
Randgold Resources Ltd.	129,110	13,243,867
Shire PLC	1,239,436	61,645,885
Wolseley PLC	346,398	20,618,091
WPP PLC	1,754,371	31,994,645

TOTAL BAILIWICK OF JERSEY		231,387,399

Belgium - 1.2%
Ageas	266,883	12,393,901
Anheuser-Busch InBev SA NV	1,043,907	123,630,955
Colruyt NV	87,893	4,883,709
Groupe Bruxelles Lambert SA	109,589	11,155,654
KBC Groep NV	343,242	28,206,517
Proximus	206,915	7,294,825
Solvay SA Class A	101,330	14,698,558
Telenet Group Holding NV (b)	71,725	4,855,846
UCB SA	173,608	11,964,221
Umicore SA	130,068	9,716,176

TOTAL BELGIUM		228,800,362

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	901,450	8,166,988
Hongkong Land Holdings Ltd.	1,613,100	11,953,071
Jardine Matheson Holdings Ltd.	293,200	19,266,172
Jardine Strategic Holdings Ltd.	303,800	13,321,630
Kerry Properties Ltd.	891,181	3,530,219
Li & Fung Ltd.	8,097,246	3,652,465
NWS Holdings Ltd.	2,090,104	4,016,888
Shangri-La Asia Ltd.	1,725,380	2,888,219
Yue Yuen Industrial (Holdings) Ltd.	999,500	4,329,687

TOTAL BERMUDA		71,125,339

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,886,665	2,320,177
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	365,429	4,520,145
Cheung Kong Property Holdings Ltd.	3,638,425	31,940,683
CK Hutchison Holdings Ltd.	3,696,925	48,374,293
Melco Crown Entertainment Ltd. sponsored ADR	335,781	7,370,393
MGM China Holdings Ltd.	1,267,200	2,539,015
Sands China Ltd.	3,310,800	14,828,424
WH Group Ltd.	10,985,000	11,482,260
Wynn Macau Ltd.	2,145,200	4,709,393

TOTAL CAYMAN ISLANDS		125,764,606

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	5,150	10,081,795
Series B	8,969	18,491,155
Carlsberg A/S Series B	146,830	16,851,483
Christian Hansen Holding A/S	135,142	11,627,142
Coloplast A/S Series B	162,658	13,330,288
Danske Bank A/S	1,010,766	39,282,894
DONG Energy A/S	200,360	10,429,554
DSV de Sammensluttede Vognmaend A/S	260,519	18,473,419
Genmab A/S (b)	78,542	18,330,050
H Lundbeck A/S	94,965	6,048,416
ISS Holdings A/S	228,827	8,904,230
Novo Nordisk A/S Series B	2,481,675	118,251,367
Novozymes A/S Series B	316,304	16,090,248
Pandora A/S	152,278	16,184,877
TDC A/S	1,110,609	6,616,704
Tryg A/S	154,486	3,570,759
Vestas Wind Systems A/S	303,438	27,636,713
William Demant Holding A/S (b)	164,772	4,359,738

TOTAL DENMARK		364,560,832

Finland - 1.0%
Elisa Corp. (A Shares)	193,962	8,474,106
Fortum Corp.	607,099	10,898,633
Kone Oyj (B Shares)	462,541	25,097,804
Metso Corp.	155,057	5,138,919
Neste Oyj	174,855	7,710,103
Nokia Corp.	7,996,887	49,603,043
Nokian Tyres PLC	157,566	6,660,769
Orion Oyj (B Shares)	140,873	6,671,196
Sampo Oyj (A Shares)	612,307	32,320,351
Stora Enso Oyj (R Shares)	753,429	9,901,992
UPM-Kymmene Corp.	731,892	19,046,199
Wartsila Corp. (a)	202,977	14,002,689

TOTAL FINLAND		195,525,804

France - 9.5%
Accor SA	253,486	11,738,558
Aeroports de Paris	40,593	7,241,342
Air Liquide SA	243,898	29,775,226
Alstom SA	209,933	7,466,203
Arkema SA	92,747	10,078,286
Atos Origin SA	129,168	19,928,339
AXA SA	2,656,865	77,034,637
BIC SA	39,151	4,705,008
BNP Paribas SA	1,537,777	116,996,626
Bollore Group	1,191,050	5,532,589
Bouygues SA	292,469	13,263,526
Bureau Veritas SA	362,872	8,628,820
Capgemini SA	219,848	24,373,802
Carrefour SA	795,894	16,050,176
Casino Guichard Perrachon SA	75,070	4,268,619
CNP Assurances	233,438	5,418,977
Compagnie de St. Gobain	684,743	37,558,142
Credit Agricole SA	1,559,436	27,523,515
Danone SA	808,280	63,680,311
Dassault Aviation SA	3,371	5,149,892
Dassault Systemes SA	176,093	17,346,875
Edenred SA	304,511	8,236,116
EDF SA	569,201	6,030,687
EDF SA (b)	200,740	2,126,841
Eiffage SA	100,316	10,365,759
ENGIE	2,334,343	38,960,439
Essilor International SA	284,059	35,861,660
Eurazeo SA	59,642	4,933,847
Eutelsat Communications	239,381	6,957,570
Fonciere des Regions	44,937	4,443,851
Gecina SA	64,114	9,990,879
Groupe Eurotunnel SA	636,765	7,591,740
Hermes International SCA	43,386	22,947,590
ICADE	49,334	4,384,756
Iliad SA	36,177	9,343,366
Imerys SA	48,916	4,303,349
Ingenico SA	80,416	7,983,984
Ipsen SA	51,329	6,895,655
JCDecaux SA	102,845	3,367,488
Kering SA	103,804	38,962,716
Klepierre SA	301,591	12,153,132
L'Oreal SA (b)	201,944	42,635,691
L'Oreal SA	143,136	30,238,989
Lagardere S.C.A. (Reg.)	162,556	5,222,964
Legrand SA	365,677	25,631,652
LVMH Moet Hennessy - Louis Vuitton SA	382,040	100,350,330
Michelin CGDE Series B	234,012	31,897,363
Natixis SA	1,286,734	9,662,547
Orange SA (b)	2,733,088	46,404,116
Pernod Ricard SA	290,940	39,760,925
Peugeot Citroen SA	665,374	14,047,796
Publicis Groupe SA	282,150	19,040,594
Remy Cointreau SA	30,252	3,454,774
Renault SA	243,179	21,523,763
Rexel SA	413,493	6,177,646
Safran SA	428,571	41,626,594
Sanofi SA	1,593,085	155,326,333
Schneider Electric SA	771,028	62,176,431
SCOR SE	235,349	9,862,027
SEB SA	30,826	5,599,933
Societe Generale Series A	1,051,234	58,808,045
Sodexo SA	41,362	4,826,938
Sodexo SA (b)	6,851	799,510
Sodexo SA	77,845	9,084,497
Suez Environnement SA	500,064	9,486,124
Thales SA	145,047	16,058,422
Total SA	3,194,328	165,745,208
Unibail-Rodamco	136,049	34,586,458
Valeo SA	327,289	21,888,918
Veolia Environnement SA	655,650	15,384,020
VINCI SA	687,097	63,268,790
Vivendi SA	1,410,006	32,353,890
Wendel SA	38,565	6,112,877
Zodiac Aerospace	279,198	8,078,283

TOTAL FRANCE		1,876,723,342

Germany - 8.7%
adidas AG	258,010	57,912,756
Allianz SE	626,145	134,199,352
Axel Springer Verlag AG	66,525	4,118,124
BASF AG	1,258,918	121,947,505
Bayer AG	1,133,123	145,009,575
Bayerische Motoren Werke AG (BMW)	450,889	41,867,343
Beiersdorf AG	138,230	14,757,373
Brenntag AG	212,194	11,244,772
Commerzbank AG (b)	1,458,038	18,120,931
Continental AG	150,584	33,979,249
Covestro AG	152,032	11,946,919
Daimler AG (Germany)	1,319,198	96,157,996
Deutsche Bank AG	2,834,762	45,456,433
Deutsche Borse AG	264,399	28,261,743
Deutsche Lufthansa AG	317,735	7,969,678
Deutsche Post AG	1,360,789	56,447,202
Deutsche Telekom AG	4,486,799	81,143,502
Deutsche Wohnen AG (Bearer)	485,197	20,608,867
E.ON AG	3,014,649	34,118,203
Evonik Industries AG	222,831	7,223,279
Fraport AG Frankfurt Airport Services Worldwide	57,324	5,656,526
Fresenius Medical Care AG & Co. KGaA	294,228	27,601,437
Fresenius SE & Co. KGaA	568,428	48,105,545
GEA Group AG	249,575	10,992,943
Hannover Reuck SE	81,879	9,922,737
HeidelbergCement Finance AG	204,132	19,598,671
Henkel AG & Co. KGaA	142,773	17,285,351
Hochtief AG	26,181	4,614,300
Hugo Boss AG	88,183	7,464,947
Infineon Technologies AG	1,554,075	35,889,710
Innogy SE	189,647	8,358,959
K&S AG (a)	261,329	6,228,204
KION Group AG	95,000	8,665,167
Lanxess AG	125,115	9,331,288
Linde AG	254,540	48,873,058
MAN SE	49,165	5,519,820
Merck KGaA	176,943	19,433,812
Metro Wholesale & Food Specialist AG	241,610	4,722,796
Muenchener Rueckversicherungs AG	220,497	45,515,879
OSRAM Licht AG	117,323	9,634,241
ProSiebenSat.1 Media AG	319,930	10,731,749
RWE AG	710,003	17,711,649
SAP SE	1,347,022	141,372,352
Schaeffler AG	223,006	3,143,254
Siemens AG	1,048,104	137,206,281
Symrise AG	168,134	12,289,524
Telefonica Deutschland Holding AG	1,015,462	5,495,463
Thyssenkrupp AG	503,346	15,094,056
TUI AG	375,389	6,349,235
TUI AG	277,478	4,675,732
United Internet AG	168,446	9,996,248
Volkswagen AG	45,299	7,003,088
Vonovia SE	643,005	27,177,846
Zalando SE (b)	152,097	7,203,626

TOTAL GERMANY		1,731,356,296

Hong Kong - 2.4%
AIA Group Ltd.	16,517,000	126,741,316
Bank of East Asia Ltd.	1,655,112	7,582,119
BOC Hong Kong (Holdings) Ltd.	5,067,566	25,804,876
CLP Holdings Ltd.	2,246,157	23,722,311
Galaxy Entertainment Group Ltd.	3,216,000	20,177,695
Hang Lung Group Ltd.	1,202,000	4,531,067
Hang Lung Properties Ltd.	2,943,423	7,161,329
Hang Seng Bank Ltd.	1,047,401	24,091,260
Henderson Land Development Co. Ltd.	1,703,407	10,556,846
HK Electric Investments & HK Electric Investments Ltd. unit	3,632,000	3,332,302
Hong Kong & China Gas Co. Ltd.	11,475,384	21,726,725
Hong Kong Exchanges and Clearing Ltd.	1,592,664	43,470,981
Hysan Development Co. Ltd.	847,677	3,921,146
i-CABLE Communications Ltd. (b)	1,306,203	48,404
Link (REIT)	3,028,308	24,998,076
MTR Corp. Ltd.	2,015,706	11,783,989
New World Development Co. Ltd.	7,908,651	10,813,349
PCCW Ltd.	5,694,863	3,172,808
Power Assets Holdings Ltd.	1,899,676	16,749,531
Sino Land Ltd.	4,235,610	7,328,391
SJM Holdings Ltd.	2,650,000	2,312,813
Sun Hung Kai Properties Ltd.	1,979,676	33,037,816
Swire Pacific Ltd. (A Shares)	719,384	7,321,846
Swire Properties Ltd.	1,596,400	5,528,216
Techtronic Industries Co. Ltd.	1,880,000	9,729,419
Wharf Holdings Ltd.	1,658,585	15,800,085
Wheelock and Co. Ltd.	1,108,000	8,289,736

TOTAL HONG KONG		479,734,452

Ireland - 0.5%
Bank Ireland Group PLC (b)	1,249,039	10,408,429
CRH PLC	1,137,469	39,727,174
DCC PLC (United Kingdom)	120,817	11,006,295
James Hardie Industries PLC CDI	603,763	8,490,517
Kerry Group PLC Class A	216,328	20,146,389
Paddy Power Betfair PLC (Ireland)	108,563	9,536,533
Ryanair Holdings PLC (b)	250,317	5,345,110

TOTAL IRELAND		104,660,447

Isle of Man - 0.0%
Genting Singapore PLC	8,232,259	7,194,385
Israel - 0.5%
Azrieli Group	57,870	3,337,536
Bank Hapoalim BM (Reg.)	1,455,750	9,801,129
Bank Leumi le-Israel BM	1,973,969	10,343,509
Bezeq The Israel Telecommunication Corp. Ltd.	2,794,956	4,117,569
Check Point Software Technologies Ltd. (a)(b)	179,988	20,135,258
Elbit Systems Ltd. (Israel)	32,257	4,441,638
Frutarom Industries Ltd.	52,736	4,049,371
Israel Chemicals Ltd.	707,051	3,049,947
Mizrahi Tefahot Bank Ltd.	190,167	3,389,472
NICE Systems Ltd.	73,481	5,691,497
NICE Systems Ltd. sponsored ADR (a)	8,696	680,201
Taro Pharmaceutical Industries Ltd. (a)(b)	18,773	1,968,161
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,250,141	19,827,236

TOTAL ISRAEL		90,832,524

Italy - 2.0%
Assicurazioni Generali SpA	1,706,203	30,548,486
Atlantia SpA	620,596	19,947,290
Enel SpA	11,129,028	67,423,830
Eni SpA	3,481,372	54,678,632
Intesa Sanpaolo SpA	17,306,138	58,590,090
Intesa Sanpaolo SpA (Risparmio Shares)	1,351,357	4,269,551
Leonardo SpA	552,467	9,345,694
Luxottica Group SpA	231,944	13,350,292
Mediobanca SpA	773,131	7,933,622
Poste Italiane SpA	704,621	5,120,972
Prysmian SpA	279,855	8,801,912
Recordati SpA	142,226	6,091,880
Saipem SpA (b)	814,279	3,022,460
Snam Rete Gas SpA	3,209,312	15,625,949
Telecom Italia SpA (b)	15,591,179	14,961,152
Terna SpA	1,996,120	11,786,354
UniCredit SpA (b)	2,741,790	55,781,143
Unipolsai SpA	1,502,092	3,410,031

TOTAL ITALY		390,689,340

Japan - 22.7%
ABC-MART, Inc.	43,500	2,235,639
ACOM Co. Ltd. (b)	553,400	2,265,248
AEON Co. Ltd.	859,600	12,682,687
AEON Financial Service Co. Ltd.	151,900	3,220,802
AEON MALL Co. Ltd.	150,940	2,713,034
Air Water, Inc.	205,700	3,794,602
Aisin Seiki Co. Ltd.	251,600	12,656,097
Ajinomoto Co., Inc.	742,466	14,665,620
Alfresa Holdings Corp.	256,100	4,819,856
All Nippon Airways Ltd.	1,562,000	5,794,184
Alps Electric Co. Ltd.	271,500	7,458,316
Amada Holdings Co. Ltd.	463,400	5,087,768
Aozora Bank Ltd.	1,611,000	6,096,111
Asahi Glass Co. Ltd.	277,235	10,818,558
Asahi Group Holdings	529,603	23,070,621
Asahi Kasei Corp.	1,726,727	20,685,855
Asics Corp.	220,100	3,317,467
Astellas Pharma, Inc.	2,948,500	37,243,597
Bandai Namco Holdings, Inc.	271,550	9,102,304
Bank of Kyoto Ltd.	419,000	3,876,136
Benesse Holdings, Inc.	99,100	3,813,099
Bridgestone Corp.	889,779	38,194,088
Brother Industries Ltd.	322,500	7,644,836
Calbee, Inc.	109,400	3,741,702
Canon, Inc.	1,460,944	51,208,634
Casio Computer Co. Ltd.	288,400	4,076,714
Central Japan Railway Co.	197,600	33,486,042
Chiba Bank Ltd.	953,674	6,384,719
Chubu Electric Power Co., Inc.	874,764	11,434,355
Chugai Pharmaceutical Co. Ltd.	307,125	12,487,822
Chugoku Electric Power Co., Inc.	379,900	4,381,800
Coca-Cola West Co. Ltd.	169,300	5,805,803
Concordia Financial Group Ltd.	1,689,484	8,082,045
Credit Saison Co. Ltd.	216,452	3,927,973
CYBERDYNE, Inc. (a)(b)	146,600	1,928,263
Dai Nippon Printing Co. Ltd.	723,242	8,539,302
Dai-ichi Mutual Life Insurance Co.	1,475,600	23,757,784
Daicel Chemical Industries Ltd.	384,800	4,903,850
Daiichi Sankyo Kabushiki Kaisha	791,470	18,711,334
Daikin Industries Ltd.	341,194	34,124,055
Dainippon Sumitomo Pharma Co. Ltd.	217,600	2,957,151
Daito Trust Construction Co. Ltd.	95,963	17,008,587
Daiwa House Industry Co. Ltd.	773,584	27,070,338
Daiwa House REIT Investment Corp.	1,936	4,733,677
Daiwa Securities Group, Inc.	2,271,985	12,437,173
DeNA Co. Ltd.	142,800	3,055,129
DENSO Corp.	652,138	31,653,326
Dentsu, Inc.	296,500	12,406,422
Disco Corp.	39,300	7,046,009
Don Quijote Holdings Co. Ltd.	162,800	6,182,653
East Japan Railway Co.	453,500	41,602,288
Eisai Co. Ltd.	364,278	18,867,503
Electric Power Development Co. Ltd.	198,580	5,437,084
FamilyMart Co. Ltd.	112,000	6,071,952
Fanuc Corp.	265,472	51,576,563
Fast Retailing Co. Ltd.	72,500	20,753,855
Fuji Electric Co. Ltd.	762,153	4,201,253
Fujifilm Holdings Corp.	574,205	22,574,376
Fujitsu Ltd.	2,691,075	19,952,656
Fukuoka Financial Group, Inc.	1,060,300	4,658,434
Hakuhodo DY Holdings, Inc.	320,800	4,368,378
Hamamatsu Photonics K.K.	195,700	6,061,386
Hankyu Hanshin Holdings, Inc.	331,800	12,646,036
Hikari Tsushin, Inc.	29,500	3,660,163
Hino Motors Ltd.	353,600	4,062,371
Hirose Electric Co. Ltd.	43,712	6,051,727
Hiroshima Bank Ltd.	669,000	2,689,753
Hisamitsu Pharmaceutical Co., Inc.	84,800	4,080,520
Hitachi Chemical Co. Ltd.	142,300	3,852,138
Hitachi Construction Machinery Co. Ltd.	147,100	4,154,687
Hitachi High-Technologies Corp.	95,100	3,395,347
Hitachi Ltd.	6,620,271	45,586,439
Hitachi Metals Ltd.	290,300	3,879,117
Honda Motor Co. Ltd.	2,356,160	65,996,106
Hoshizaki Corp.	74,100	6,450,512
Hoya Corp.	533,516	30,549,718
Hulic Co. Ltd.	405,800	4,019,795
Idemitsu Kosan Co. Ltd.	184,700	4,512,705
IHI Corp. (b)	2,122,185	7,026,655
Iida Group Holdings Co. Ltd.	203,100	3,452,894
INPEX Corp.	1,302,800	12,455,022
Isetan Mitsukoshi Holdings Ltd.	462,287	4,760,166
Isuzu Motors Ltd.	782,900	10,240,690
Itochu Corp.	2,048,286	33,462,698
J. Front Retailing Co. Ltd.	330,200	4,610,515
Japan Airlines Co. Ltd.	159,400	5,477,902
Japan Airport Terminal Co. Ltd.	64,100	2,326,457
Japan Exchange Group, Inc.	710,200	12,099,919
Japan Post Bank Co. Ltd.	551,800	7,027,061
Japan Post Holdings Co. Ltd.	612,800	7,614,361
Japan Prime Realty Investment Corp.	1,125	4,042,161
Japan Real Estate Investment Corp.	1,721	8,923,182
Japan Retail Fund Investment Corp.	3,491	6,424,062
Japan Tobacco, Inc.	1,507,400	51,610,985
JFE Holdings, Inc.	713,875	14,104,121
JGC Corp.	285,017	4,581,116
JSR Corp.	264,716	5,157,790
JTEKT Corp.	305,100	4,082,431
JX Holdings, Inc.	4,217,900	20,426,706
Kajima Corp.	1,226,317	11,255,322
Kakaku.com, Inc.	197,000	2,453,204
Kamigumi Co. Ltd.	320,663	3,549,796
Kaneka Corp.	377,559	2,939,833
Kansai Electric Power Co., Inc.	966,236	13,535,302
Kansai Paint Co. Ltd.	287,900	7,303,890
Kao Corp.	677,650	42,298,033
Kawasaki Heavy Industries Ltd.	2,054,945	6,318,019
KDDI Corp.	2,512,600	67,785,794
Keihan Electric Railway Co., Ltd.	670,000	4,040,660
Keihin Electric Express Railway Co. Ltd.	643,061	6,832,176
Keio Corp.	789,410	6,570,338
Keisei Electric Railway Co.	189,600	5,165,343
Keyence Corp.	133,224	69,390,151
Kikkoman Corp.	201,149	6,303,346
Kintetsu Group Holdings Co. Ltd.	2,472,100	9,332,074
Kirin Holdings Co. Ltd.	1,188,856	26,997,580
Kobe Steel Ltd. (b)	422,200	5,084,757
Koito Manufacturing Co. Ltd.	154,300	9,614,363
Komatsu Ltd.	1,264,345	34,122,079
Konami Holdings Corp.	127,500	6,645,518
Konica Minolta, Inc.	652,600	5,212,014
Kose Corp.	41,600	5,221,995
Kubota Corp.	1,444,464	25,017,142
Kuraray Co. Ltd.	484,986	9,211,359
Kurita Water Industries Ltd.	139,100	4,004,653
Kyocera Corp.	439,204	26,367,821
Kyowa Hakko Kirin Co., Ltd.	353,289	6,205,495
Kyushu Electric Power Co., Inc. (a)	580,370	6,820,740
Kyushu Financial Group, Inc.	471,000	2,870,514
Kyushu Railway Co.	218,300	6,830,873
Lawson, Inc.	82,716	5,560,297
LINE Corp. (a)(b)	59,100	2,089,007
Lion Corp.	315,900	6,281,506
LIXIL Group Corp.	363,659	9,540,115
M3, Inc.	288,300	7,492,365
Mabuchi Motor Co. Ltd.	67,342	3,179,197
Makita Corp.	304,800	12,240,797
Marubeni Corp.	2,256,944	14,687,022
Marui Group Co. Ltd.	275,049	3,850,461
Maruichi Steel Tube Ltd.	77,000	2,279,847
Mazda Motor Corp.	781,500	11,478,986
McDonald's Holdings Co. (Japan) Ltd.	90,500	4,021,399
Mebuki Financial Group, Inc.	1,369,010	4,856,633
Medipal Holdings Corp.	233,600	4,120,166
Meiji Holdings Co. Ltd.	167,058	13,311,758
Minebea Mitsumi, Inc.	526,600	8,655,717
Miraca Holdings, Inc.	76,700	3,484,937
Misumi Group, Inc.	375,700	9,640,694
Mitsubishi Chemical Holdings Corp.	1,958,175	18,221,795
Mitsubishi Corp.	2,068,602	47,860,001
Mitsubishi Electric Corp.	2,645,806	39,157,014
Mitsubishi Estate Co. Ltd.	1,711,623	29,488,461
Mitsubishi Gas Chemical Co., Inc.	247,433	6,142,217
Mitsubishi Heavy Industries Ltd.	4,385,256	16,789,505
Mitsubishi Materials Corp.	151,993	5,454,245
Mitsubishi Motors Corp. of Japan	917,300	6,775,345
Mitsubishi Tanabe Pharma Corp.	306,700	7,532,542
Mitsubishi UFJ Financial Group, Inc.	16,497,730	100,529,794
Mitsubishi UFJ Lease & Finance Co. Ltd.	600,600	3,037,555
Mitsui & Co. Ltd.	2,335,823	34,941,201
Mitsui Chemicals, Inc.	1,259,683	7,539,650
Mitsui Fudosan Co. Ltd.	1,219,977	26,389,278
Mitsui OSK Lines Ltd.	1,569,285	5,038,956
mixi, Inc.	62,200	3,315,523
Mizuho Financial Group, Inc.	33,017,600	56,657,465
MS&AD Insurance Group Holdings, Inc.	660,684	21,809,453
Murata Manufacturing Co. Ltd.	262,154	40,157,123
Nabtesco Corp.	154,300	5,396,675
Nagoya Railroad Co. Ltd.	1,262,000	5,647,919
NEC Corp.	3,557,547	9,416,893
New Hampshire Foods Ltd.	235,740	6,926,276
Nexon Co. Ltd.	268,400	6,696,877
NGK Insulators Ltd.	358,409	6,693,170
NGK Spark Plug Co. Ltd.	235,000	4,478,328
Nidec Corp.	326,584	37,014,933
Nikon Corp.	463,938	7,651,063
Nintendo Co. Ltd.	155,296	51,795,831
Nippon Building Fund, Inc.	1,860	9,897,667
Nippon Electric Glass Co. Ltd.	115,900	4,406,804
Nippon Express Co. Ltd.	1,134,546	7,832,996
Nippon Paint Holdings Co. Ltd.	222,600	7,593,123
Nippon Prologis REIT, Inc.	2,354	5,113,342
Nippon Steel & Sumitomo Metal Corp.	1,057,463	25,245,023
Nippon Telegraph & Telephone Corp.	947,700	47,180,662
Nippon Yusen KK (b)	2,205,578	4,373,639
Nissan Chemical Industries Co. Ltd.	168,700	5,654,791
Nissan Motor Co. Ltd.	3,175,348	31,612,611
Nisshin Seifun Group, Inc.	268,823	4,672,950
Nissin Food Holdings Co. Ltd.	79,123	4,879,737
Nitori Holdings Co. Ltd.	109,600	16,928,258
Nitto Denko Corp.	225,894	19,927,412
NKSJ Holdings, Inc.	482,503	18,148,450
NOK Corp.	129,600	2,916,545
Nomura Holdings, Inc.	4,967,247	27,637,513
Nomura Real Estate Holdings, Inc.	171,500	3,542,789
Nomura Real Estate Master Fund, Inc.	5,237	6,921,691
Nomura Research Institute Ltd.	181,055	7,048,851
NSK Ltd.	579,876	6,883,506
NTT Data Corp.	861,800	9,312,943
NTT DOCOMO, Inc.	1,897,800	44,025,742
Obayashi Corp.	885,204	10,443,531
OBIC Co. Ltd.	88,900	5,571,665
Odakyu Electric Railway Co. Ltd.	403,700	7,821,722
Oji Holdings Corp.	1,177,352	6,179,398
Olympus Corp.	398,129	13,743,572
OMRON Corp.	264,260	13,268,888
Ono Pharmaceutical Co. Ltd.	561,400	11,444,011
Oracle Corp. Japan	53,100	3,926,893
Oriental Land Co. Ltd.	298,224	22,404,439
ORIX Corp.	1,811,780	28,997,379
Osaka Gas Co. Ltd.	2,549,525	9,974,537
Otsuka Corp.	71,400	4,728,176
Otsuka Holdings Co. Ltd.	534,200	21,521,552
Panasonic Corp.	3,022,973	40,296,869
Park24 Co. Ltd.	147,900	3,555,735
Pola Orbis Holdings, Inc.	126,000	4,051,576
Rakuten, Inc.	1,274,800	15,138,504
Recruit Holdings Co. Ltd.	1,509,900	30,092,245
Renesas Electronics Corp. (b)	670,000	6,758,812
Resona Holdings, Inc.	3,018,800	15,064,481
Ricoh Co. Ltd.	965,470	9,669,191
Rinnai Corp.	46,800	4,065,493
ROHM Co. Ltd.	129,144	10,055,693
Ryohin Keikaku Co. Ltd.	32,600	9,044,435
Sankyo Co. Ltd. (Gunma)	61,200	1,998,526
Santen Pharmaceutical Co. Ltd.	498,600	7,737,405
SBI Holdings, Inc. Japan	279,960	3,891,198
Secom Co. Ltd.	287,067	21,312,965
Sega Sammy Holdings, Inc.	245,500	3,528,358
Seibu Holdings, Inc.	257,400	4,427,556
Seiko Epson Corp.	383,600	9,843,413
Sekisui Chemical Co. Ltd.	555,493	10,358,490
Sekisui House Ltd.	823,367	14,260,161
Seven & i Holdings Co. Ltd.	1,028,400	40,804,956
Seven Bank Ltd.	820,900	3,113,797
Sharp Corp. (a)(b)	2,042,000	6,127,598
Shimadzu Corp.	343,300	6,311,087
Shimamura Co. Ltd.	30,500	3,723,200
SHIMANO, Inc.	101,400	13,706,317
SHIMIZU Corp.	753,616	7,787,400
Shin-Etsu Chemical Co. Ltd.	532,662	47,115,162
Shinsei Bank Ltd.	2,350,000	3,762,223
Shionogi & Co. Ltd.	405,091	21,353,548
Shiseido Co. Ltd.	520,150	21,570,599
Shizuoka Bank Ltd.	705,274	6,165,173
Showa Shell Sekiyu K.K.	252,600	2,768,754
SMC Corp.	78,371	26,882,889
SoftBank Corp.	1,130,930	92,070,385
Sohgo Security Services Co., Ltd.	98,700	4,313,945
Sony Corp.	1,730,485	68,472,413
Sony Financial Holdings, Inc.	237,700	3,766,529
Stanley Electric Co. Ltd.	198,425	6,587,995
Start Today Co. Ltd.	264,400	8,225,297
Subaru Corp.	842,300	29,543,901
Sumitomo Chemical Co. Ltd.	2,156,334	12,926,039
Sumitomo Corp.	1,625,142	23,009,356
Sumitomo Electric Industries Ltd.	1,028,406	16,108,747
Sumitomo Heavy Industries Ltd.	797,822	5,950,917
Sumitomo Metal Mining Co. Ltd.	673,065	11,601,930
Sumitomo Mitsui Financial Group, Inc.	1,839,500	68,490,627
Sumitomo Mitsui Trust Holdings, Inc.	453,172	15,689,022
Sumitomo Realty & Development Co. Ltd.	487,000	14,738,245
Sumitomo Rubber Industries Ltd.	250,500	4,153,923
Sundrug Co. Ltd.	99,700	4,130,927
Suntory Beverage & Food Ltd.	189,700	8,765,871
Suzuken Co. Ltd.	102,016	3,716,506
Suzuki Motor Corp.	470,900	23,670,291
Sysmex Corp.	214,800	13,247,319
T&D Holdings, Inc.	762,400	10,461,458
Taiheiyo Cement Corp.	1,648,000	6,356,047
Taisei Corp.	1,413,594	14,182,873
Taisho Pharmaceutical Holdings Co. Ltd.	48,057	3,750,662
Taiyo Nippon Sanso Corp.	188,800	2,203,397
Takashimaya Co. Ltd.	417,000	3,827,289
Takeda Pharmaceutical Co. Ltd.	974,142	53,848,737
TDK Corp.	177,825	11,921,319
Teijin Ltd.	256,168	5,200,955
Terumo Corp.	448,024	17,320,253
The Chugoku Bank Ltd.	222,100	2,994,062
The Hachijuni Bank Ltd.	554,700	3,380,625
The Suruga Bank Ltd.	237,300	5,076,905
THK Co. Ltd.	165,700	5,531,623
Tobu Railway Co. Ltd.	1,322,297	7,313,017
Toho Co. Ltd.	154,654	5,746,683
Toho Gas Co. Ltd.	503,000	3,317,187
Tohoku Electric Power Co., Inc.	617,390	8,446,396
Tokio Marine Holdings, Inc.	932,800	37,249,211
Tokyo Electric Power Co., Inc. (b)	1,974,518	7,992,546
Tokyo Electron Ltd.	214,918	30,223,607
Tokyo Gas Co. Ltd.	2,756,395	14,622,546
Tokyo Tatemono Co. Ltd.	280,000	3,448,583
Tokyu Corp.	723,977	10,536,801
Tokyu Fudosan Holdings Corp.	697,900	4,164,483
Toppan Printing Co. Ltd.	714,013	7,150,847
Toray Industries, Inc.	2,007,783	19,121,743
Toshiba Corp. (a)(b)	5,532,880	15,400,567
Tosoh Corp.	796,000	9,340,428
Toto Ltd.	193,792	7,377,264
Toyo Seikan Group Holdings Ltd.	226,300	3,732,041
Toyo Suisan Kaisha Ltd.	120,700	4,463,051
Toyoda Gosei Co. Ltd.	85,700	1,997,991
Toyota Industries Corp.	222,186	11,843,453
Toyota Motor Corp.	3,575,963	201,341,666
Toyota Tsusho Corp.	289,500	8,913,972
Trend Micro, Inc.	163,300	7,560,804
Tsuruha Holdings, Inc.	50,000	5,953,518
Unicharm Corp.	551,340	12,974,181
United Urban Investment Corp.	4,160	6,277,746
USS Co. Ltd.	298,700	5,871,567
West Japan Railway Co.	225,500	16,391,236
Yahoo! Japan Corp.	1,951,300	8,945,788
Yakult Honsha Co. Ltd.	120,366	8,343,011
Yamada Denki Co. Ltd.	861,950	4,665,123
Yamaguchi Financial Group, Inc.	270,000	3,055,260
Yamaha Corp.	228,343	7,955,189
Yamaha Motor Co. Ltd.	381,300	10,786,765
Yamato Holdings Co. Ltd.	477,932	10,190,318
Yamazaki Baking Co. Ltd.	179,300	3,398,928
Yaskawa Electric Corp.	345,100	10,453,295
Yokogawa Electric Corp.	313,000	4,877,146
Yokohama Rubber Co. Ltd.	163,100	3,019,134

TOTAL JAPAN		4,492,861,218

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	910,025	24,310,133
Eurofins Scientific SA	14,889	8,509,585
Millicom International Cellular SA (depository receipt)	90,720	5,659,617
RTL Group SA (a)	53,188	4,036,500
SES SA (France) (depositary receipt)	497,191	11,367,075
Tenaris SA	646,756	8,618,206

TOTAL LUXEMBOURG		62,501,116

Malta - 0.0%
BGP Holdings PLC (b)(c)	5,796,476	69
Mauritius - 0.0%
Golden Agri-Resources Ltd.	9,451,280	2,753,240
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	5,210,760	6,725,065
Netherlands - 4.3%
ABN AMRO Group NV GDR	513,708	14,395,738
AEGON NV	2,416,857	13,819,278
AerCap Holdings NV (b)	207,621	10,443,336
Airbus Group NV	794,305	66,895,578
Akzo Nobel NV	345,472	31,564,524
Altice NV:
Class A (b)	517,676	11,937,099
Class B (b)	142,213	3,288,603
ASML Holding NV (Netherlands)	511,462	79,851,938
CNH Industrial NV	1,396,858	15,847,338
EXOR NV	146,946	9,428,828
Ferrari NV	167,999	19,219,463
Fiat Chrysler Automobiles NV (b)	1,463,197	22,034,565
Gemalto NV	111,041	6,000,709
Heineken Holding NV	137,331	13,559,503
Heineken NV (Bearer)	315,272	33,076,560
ING Groep NV (Certificaten Van Aandelen)	5,312,556	94,302,085
Koninklijke Ahold Delhaize NV	1,753,174	31,514,696
Koninklijke Boskalis Westminster NV	123,239	4,027,186
Koninklijke DSM NV	250,352	18,993,550
Koninklijke KPN NV	4,671,578	16,522,489
Koninklijke Philips Electronics NV	1,279,385	48,519,323
NN Group NV	431,491	17,123,138
NXP Semiconductors NV (b)	455,232	51,423,007
QIAGEN NV (Germany)	299,129	9,598,625
Randstad Holding NV	162,280	9,486,410
RELX NV	1,321,096	27,743,190
STMicroelectronics NV (France)	874,158	15,203,606
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,232,032	132,882,324
Vopak NV	95,626	4,047,509
Wolters Kluwer NV	412,735	18,029,735

TOTAL NETHERLANDS		850,779,933

New Zealand - 0.2%
Auckland International Airport Ltd.	1,305,777	6,365,950
Contact Energy Ltd.	978,765	3,921,363
Fletcher Building Ltd.	960,900	5,629,798
Mercury Nz Ltd.	950,422	2,347,466
Meridian Energy Ltd.	1,746,786	3,699,867
Ryman Healthcare Group Ltd.	549,196	3,580,450
Spark New Zealand Ltd.	2,507,844	7,049,474

TOTAL NEW ZEALAND		32,594,368

Norway - 0.7%
DNB ASA	1,339,478	26,157,802
Gjensidige Forsikring ASA	275,248	4,818,113
Marine Harvest ASA (a)	525,678	10,441,802
Norsk Hydro ASA	1,848,240	13,341,339
Orkla ASA	1,113,299	11,430,116
Schibsted ASA:
(A Shares)	107,373	2,608,912
(B Shares)	118,297	2,714,231
Statoil ASA	1,557,667	29,477,107
Telenor ASA	1,029,298	20,843,485
Yara International ASA	243,146	9,944,667

TOTAL NORWAY		131,777,574

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,881,499	10,036,131
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(c)	2,598,658	31
Energias de Portugal SA	3,246,760	12,464,965
Galp Energia SGPS SA Class B	688,582	11,402,339
Jeronimo Martins SGPS SA	343,396	6,851,417

TOTAL PORTUGAL		30,718,752

Singapore - 1.2%
Ascendas Real Estate Investment Trust	3,351,783	6,575,274
CapitaCommercial Trust (REIT)	2,816,200	3,613,841
CapitaLand Ltd.	3,468,137	9,668,172
CapitaMall Trust	3,345,300	5,353,664
City Developments Ltd.	553,200	4,777,442
ComfortDelgro Corp. Ltd.	2,954,884	4,990,364
DBS Group Holdings Ltd.	2,442,508	37,143,342
Global Logistic Properties Ltd.	3,841,200	9,178,427
Hutchison Port Holdings Trust	7,131,900	3,245,015
Jardine Cycle & Carriage Ltd.	144,530	4,256,118
Keppel Corp. Ltd.	1,975,100	9,191,254
Oversea-Chinese Banking Corp. Ltd.	4,302,686	35,444,524
Sembcorp Industries Ltd.	1,341,130	2,947,430
Singapore Airlines Ltd.	725,025	5,512,746
Singapore Airport Terminal Service Ltd.	895,900	3,191,266
Singapore Exchange Ltd.	1,090,900	6,033,961
Singapore Press Holdings Ltd.	2,184,621	4,446,738
Singapore Technologies Engineering Ltd.	2,129,561	5,732,437
Singapore Telecommunications Ltd.	11,173,927	30,490,453
StarHub Ltd.	805,200	1,549,889
Suntec (REIT)	3,255,400	4,549,565
United Overseas Bank Ltd.	1,801,960	31,934,141
UOL Group Ltd.	645,150	3,891,978
Wilmar International Ltd.	2,518,000	6,165,242
Yangzijiang Shipbuilding Holdings Ltd.	3,163,900	3,488,352

TOTAL SINGAPORE		243,371,635

Spain - 3.4%
Abertis Infraestructuras SA	949,207	19,209,719
ACS Actividades de Construccion y Servicios SA	330,179	12,498,482
Aena SA	92,290	18,023,621
Amadeus IT Holding SA Class A	600,791	37,241,070
Banco Bilbao Vizcaya Argentaria SA	9,161,709	81,070,176
Banco de Sabadell SA	7,298,513	16,047,687
Banco Santander SA (Spain)	21,976,418	143,230,812
Bankia SA	1,516,578	7,382,323
Bankinter SA	918,960	8,762,747
CaixaBank SA	4,914,889	25,429,133
Distribuidora Internacional de Alimentacion SA	847,015	5,360,277
Enagas SA	308,207	9,082,734
Endesa SA	435,585	10,508,257
Ferrovial SA	663,463	15,121,095
Gamesa Corporacion Tecnologica SA	327,034	4,883,990
Gas Natural SDG SA	479,764	11,662,578
Grifols SA	406,713	11,499,073
Iberdrola SA	8,129,543	66,399,485
Inditex SA	1,491,935	56,750,708
International Consolidated Airlines Group SA	100,852	798,034
International Consolidated Airlines Group SA CDI	761,807	6,023,841
MAPFRE SA (Reg.)	1,469,287	5,200,112
Red Electrica Corporacion SA	592,318	13,302,182
Repsol YPF SA	1,686,454	28,970,233
Telefonica SA	6,211,014	67,008,730

TOTAL SPAIN		681,467,099

Sweden - 2.8%
Alfa Laval AB	401,420	9,093,616
ASSA ABLOY AB (B Shares)	1,373,544	29,690,592
Atlas Copco AB:
(A Shares)	919,003	36,016,428
(B Shares)	535,831	19,124,900
Boliden AB	375,407	13,134,461
Electrolux AB (B Shares)	327,612	11,911,664
Essity AB Class B	833,959	23,153,429
Getinge AB:
rights 9/14/17 (a)	273,620	101,242
(B Shares) (a)	273,620	5,082,756
H&M Hennes & Mauritz AB (B Shares)	1,300,350	32,951,411
Hexagon AB (B Shares)	354,088	17,375,189
Husqvarna AB (B Shares)	567,756	5,727,042
ICA Gruppen AB (a)	107,857	4,300,299
Industrivarden AB (C Shares)	224,468	5,316,663
Investor AB (B Shares)	624,872	29,223,476
Kinnevik AB (B Shares)	320,380	9,640,733
Lundbergfoeretagen AB	51,972	4,025,896
Lundin Petroleum AB	260,362	5,586,851
Nordea Bank AB	4,162,214	55,997,316
Sandvik AB	1,545,952	25,546,172
Securitas AB (B Shares)	427,416	7,025,206
Skandinaviska Enskilda Banken AB (A Shares)	2,081,708	27,089,778
Skanska AB (B Shares)	466,191	10,531,578
SKF AB (B Shares)	524,049	10,473,395
Svenska Handelsbanken AB (A Shares)	2,092,414	31,284,496
Swedbank AB (A Shares)	1,240,970	33,566,956
Swedish Match Co. AB	258,424	9,213,922
Tele2 AB (B Shares)	496,605	5,781,199
Telefonaktiebolaget LM Ericsson (B Shares)	4,205,117	24,661,021
TeliaSonera AB	3,563,758	16,998,575
Volvo AB (B Shares)	2,129,257	36,364,116

TOTAL SWEDEN		555,990,378

Switzerland - 8.1%
ABB Ltd. (Reg.)	2,731,306	63,198,065
Adecco SA (Reg.)	222,937	16,157,382
Baloise Holdings AG	67,885	10,809,781
Barry Callebaut AG	3,010	4,331,613
Coca-Cola HBC AG	247,855	8,474,054
Compagnie Financiere Richemont SA Series A	715,238	63,938,013
Credit Suisse Group AG	3,214,908	47,203,979
Dufry AG (b)	49,483	7,626,662
Ems-Chemie Holding AG	11,185	7,645,620
Galenica AG	66,814	6,751,422
Geberit AG (Reg.)	50,821	23,217,770
Givaudan SA	12,655	25,865,582
Julius Baer Group Ltd.	306,304	17,128,034
Kuehne & Nagel International AG	73,767	13,361,831
Lafargeholcim Ltd. (Reg.)	623,728	36,651,622
Lindt & Spruengli AG	140	9,739,194
Lindt & Spruengli AG (participation certificate)	1,384	7,937,849
Lonza Group AG	102,017	25,830,051
Nestle SA (Reg. S)	4,264,644	361,539,227
Novartis AG	3,059,961	257,976,609
Pargesa Holding SA	53,001	4,294,466
Partners Group Holding AG	23,759	15,410,708
Roche Holding AG (participation certificate)	962,731	244,601,823
Schindler Holding AG:
(participation certificate)	55,695	11,929,457
(Reg.)	27,604	5,800,309
SGS SA (Reg.)	7,517	16,778,881
Sika AG	2,947	20,897,440
Sonova Holding AG Class B	71,746	12,127,876
Straumann Holding AG	13,023	8,345,204
Swatch Group AG (Bearer)	42,171	16,834,099
Swatch Group AG (Bearer) (Reg.)	77,182	5,984,130
Swiss Life Holding AG	43,806	15,677,793
Swiss Prime Site AG	97,612	8,835,415
Swiss Re Ltd.	443,655	40,180,861
Swisscom AG (a)	35,589	17,947,589
UBS Group AG	5,012,827	82,593,114
Zurich Insurance Group AG	206,324	61,728,302

TOTAL SWITZERLAND		1,605,351,827

United Kingdom - 15.9%
3i Group PLC	1,331,233	16,689,142
Admiral Group PLC	280,860	7,013,007
Anglo American PLC (United Kingdom)	1,835,862	33,294,693
Antofagasta PLC	538,926	7,212,762
Ashtead Group PLC	683,777	14,704,114
Associated British Foods PLC	488,639	20,990,359
AstraZeneca PLC (United Kingdom)	1,733,662	101,640,826
Auto Trader Group PLC	1,338,204	6,115,345
Aviva PLC	5,560,245	37,567,503
Babcock International Group PLC	345,930	3,634,492
BAE Systems PLC	4,352,335	34,202,613
Barclays PLC	23,240,207	57,475,192
Barratt Developments PLC	1,372,399	11,082,684
Berkeley Group Holdings PLC	178,767	8,647,831
BHP Billiton PLC	2,892,233	55,061,391
BP PLC	26,803,521	154,827,207
British American Tobacco PLC (United Kingdom)	3,151,877	196,630,266
British Land Co. PLC	1,333,014	10,540,550
BT Group PLC	11,597,766	43,808,423
Bunzl PLC	460,311	13,749,770
Burberry Group PLC	602,439	13,998,879
Capita Group PLC	910,249	7,633,124
Carnival PLC	257,837	17,940,066
Carphone Warehouse Group PLC	1,344,792	3,015,340
Centrica PLC	7,699,993	19,903,765
Cobham PLC	3,283,717	5,829,997
Coca-Cola European Partners PLC	297,166	12,724,793
Compass Group PLC	2,162,877	46,203,404
ConvaTec Group PLC	1,598,477	5,930,196
Croda International PLC	178,585	8,872,264
Diageo PLC	3,449,663	115,384,337
Direct Line Insurance Group PLC	1,887,313	9,276,281
easyJet PLC	214,726	3,320,840
Fresnillo PLC	302,211	6,315,151
G4S PLC (United Kingdom)	2,112,706	7,745,050
GKN PLC	2,336,649	9,629,819
GlaxoSmithKline PLC	6,727,364	133,469,313
Hammerson PLC	1,075,362	7,800,989
Hargreaves Lansdown PLC	356,336	6,450,893
Hikma Pharmaceuticals PLC (a)	197,430	3,196,315
HSBC Holdings PLC (United Kingdom)	27,218,799	263,879,231
IMI PLC	372,013	5,459,918
Imperial Tobacco Group PLC	1,313,840	54,374,142
Inmarsat PLC	619,876	5,867,431
InterContinental Hotel Group PLC	245,489	12,240,557
Intertek Group PLC	221,765	14,653,657
Intu Properties PLC (a)	1,251,605	4,026,705
Investec PLC	895,569	6,832,556
ITV PLC	4,940,695	10,132,657
J Sainsbury PLC	2,226,920	6,784,409
Johnson Matthey PLC	265,762	9,498,675
Kingfisher PLC	3,075,724	11,884,679
Land Securities Group PLC	1,081,309	14,122,231
Legal & General Group PLC	8,138,756	27,384,034
Lloyds Banking Group PLC	97,898,517	80,697,265
London Stock Exchange Group PLC	432,179	22,074,601
Marks & Spencer Group PLC	2,215,196	9,154,846
Mediclinic International PLC (a)	506,873	5,010,819
Meggitt PLC	1,060,068	7,100,609
Merlin Entertainments PLC	967,278	5,769,881
Mondi PLC	504,404	13,781,933
National Grid PLC	4,706,391	59,318,626
Next PLC	199,775	10,666,407
Old Mutual PLC	6,744,461	18,096,620
Pearson PLC	1,127,007	8,836,694
Persimmon PLC	422,902	14,540,863
Provident Financial PLC (a)	201,971	2,306,120
Prudential PLC	3,534,929	82,979,936
Reckitt Benckiser Group PLC	911,025	86,391,172
RELX PLC	1,480,162	32,365,697
Rio Tinto PLC	1,694,958	82,326,858
Rolls-Royce Holdings PLC	2,267,508	26,780,725
Royal Bank of Scotland Group PLC (b)	4,856,193	15,825,794
Royal Dutch Shell PLC:
Class A	33,419	922,359
Class A (United Kingdom)	6,029,841	166,175,512
Class B (United Kingdom)	5,139,029	143,433,353
Royal Mail PLC	1,233,494	6,287,613
RSA Insurance Group PLC	1,391,827	11,995,477
Sage Group PLC	1,483,362	13,283,088
Schroders PLC	177,889	7,747,352
Scottish & Southern Energy PLC	1,384,665	25,514,772
Segro PLC	1,365,695	9,500,973
Severn Trent PLC	323,013	9,477,343
SKY PLC	1,412,024	17,455,491
Smith & Nephew PLC	1,196,487	21,644,774
Smiths Group PLC	541,804	10,824,374
St. James's Place Capital PLC	720,584	10,743,506
Standard Chartered PLC (United Kingdom) (b)	4,499,987	44,805,785
Standard Life PLC	3,666,069	20,365,591
Tate & Lyle PLC	633,924	5,602,835
Taylor Wimpey PLC	4,462,559	11,569,923
Tesco PLC (b)	11,189,184	26,144,358
The Weir Group PLC	296,984	6,893,339
Travis Perkins PLC	342,797	6,671,226
Unilever PLC	1,758,693	102,610,316
United Utilities Group PLC	928,118	10,921,359
Vodafone Group PLC	36,383,908	104,120,144
Vodafone Group PLC sponsored ADR	9,027	262,054
Whitbread PLC	251,033	12,198,873
WM Morrison Supermarkets PLC	3,012,798	9,583,789
Worldpay Group PLC	2,742,687	14,789,191

TOTAL UNITED KINGDOM		3,142,240,104

TOTAL COMMON STOCKS
(Cost $17,354,533,133)		19,151,421,300

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	35,270,564
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	77,238	6,407,855
Fuchs Petrolub AG	95,159	5,290,271
Henkel AG & Co. KGaA	243,732	32,656,468
Porsche Automobil Holding SE (Germany)	210,242	11,915,954
Volkswagen AG	253,395	37,812,339

TOTAL GERMANY		94,082,887

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	8,267,099	6,421,623
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $116,386,534)		135,775,074
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.11% 10/12/17 to 12/14/17 (Cost $21,955,834)(d)	22,000,000	21,959,430
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.11% (e)	387,213,577	387,291,020
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	96,661,286	96,670,952
TOTAL MONEY MARKET FUNDS
(Cost $483,969,408)		483,961,972
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,976,844,909)		19,793,117,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,667,238
NET ASSETS - 100%		$19,801,785,014
Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,479	Sept. 2017	$530,038,460	$1,952,662	$1,952,662

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	2,405,000,000	USD	22,061,548	Goldman Sachs Bank USA	9/8/17	$(181,871)
USD	7,748,375	JPY	875,000,000	Goldman Sachs Bank USA	9/8/17	(212,006)
USD	10,183,490	JPY	1,140,000,000	Goldman Sachs Bank USA	9/8/17	(187,750)
USD	3,480,608	JPY	390,000,000	Goldman Sachs Bank USA	9/8/17	(67,448)
EUR	27,100,000	USD	30,519,180	Goldman Sachs Bank USA	9/15/17	1,759,495
GBP	15,100,000	USD	19,306,483	Goldman Sachs Bank USA	9/15/17	226,198
SEK	29,000,000	USD	3,351,939	Goldman Sachs Bank USA	9/15/17	299,897
USD	13,743,960	EUR	12,000,000	Goldman Sachs Bank USA	9/15/17	(549,180)
USD	6,297,858	EUR	5,500,000	Goldman Sachs Bank USA	9/15/17	(253,165)
USD	10,925,251	EUR	9,600,000	Goldman Sachs Bank USA	9/15/17	(509,261)
USD	3,638,869	GBP	2,800,000	Goldman Sachs Bank USA	9/15/17	16,915
USD	9,123,093	GBP	7,000,000	Goldman Sachs Bank USA	9/15/17	68,208
USD	6,872,499	GBP	5,300,000	Goldman Sachs Bank USA	9/15/17	16,658
USD	671,168	SEK	5,700,000	Goldman Sachs Bank USA	9/15/17	(46,606)
USD	1,546,946	SEK	13,000,000	Goldman Sachs Bank USA	9/15/17	(90,084)
USD	1,217,267	SEK	10,300,000	Goldman Sachs Bank USA	9/15/17	(79,764)
AUD	10,500,000	USD	7,905,240	Goldman Sachs Bank USA	9/22/17	440,039
USD	3,608,919	AUD	4,700,000	Goldman Sachs Bank USA	9/22/17	(126,587)
USD	2,808,822	AUD	3,700,000	Goldman Sachs Bank USA	9/22/17	(131,896)
USD	1,606,420	AUD	2,100,000	Goldman Sachs Bank USA	9/22/17	(62,636)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$329,156
					Unrealized Appreciation	2,827,410
					Unrealized Depreciation	(2,498,254)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,075,093.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,267,844
Fidelity Securities Lending Cash Central Fund	2,013,556
Total	$3,281,400

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,311,105,991	$1,514,727,946	$796,378,045	$--
Consumer Staples	2,226,531,596	946,594,385	1,279,937,211	--
Energy	926,718,922	202,841,338	723,877,584	--
Financials	4,139,732,244	2,459,172,940	1,680,559,204	100
Health Care	1,996,486,866	823,754,614	1,172,732,252	--
Industrials	2,793,387,029	2,150,681,998	642,705,031	--
Information Technology	1,179,008,656	727,333,514	451,675,142	--
Materials	1,528,990,823	1,162,392,033	366,598,790	--
Real Estate	706,170,966	706,170,966	--	--
Telecommunication Services	814,005,474	188,974,335	625,031,139	--
Utilities	665,057,807	541,789,049	123,268,758	--
Government Obligations	21,959,430	--	21,959,430	--
Money Market Funds	483,961,972	483,961,972	--	--
Total Investments in Securities:	$19,793,117,776	$11,908,395,090	$7,884,722,586	$100
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$2,827,410	$--	$2,827,410	$--
Futures Contracts	1,952,662	1,952,662	--	--
Total Assets	$4,780,072	$1,952,662	$2,827,410	$--
Liabilities
Forward Foreign Currency Contracts	$(2,498,254)	$--	$(2,498,254)	$--
Total Liabilities	$(2,498,254)	$--	$(2,498,254)	$--
Total Derivative Instruments:	$2,281,818	$1,952,662	$329,156	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$154,807,200
Level 2 to Level 1	$689,311,865

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,952,662	$0
Total Equity Risk	1,952,662	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	2,827,410	(2,498,254)
Total Foreign Exchange Risk	2,827,410	(2,498,254)
Total Value of Derivatives	$4,780,072	$(2,498,254)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $93,318,818) — See accompanying schedule: Unaffiliated issuers (cost $17,492,875,501)	$19,309,155,804
Fidelity Central Funds (cost $483,969,408)	483,961,972
Total Investment in Securities (cost $17,976,844,909)		$19,793,117,776
Foreign currency held at value (cost $5,550,723)		5,552,828
Receivable for investments sold		1,889,797
Unrealized appreciation on forward foreign currency contracts		2,827,410
Receivable for fund shares sold		26,791,331
Dividends receivable		100,896,653
Distributions receivable from Fidelity Central Funds		365,291
Receivable for daily variation margin on futures contracts		3,948,089
Other receivables		2,384
Total assets		19,935,391,559
Liabilities
Payable for investments purchased	$15,413,265
Unrealized depreciation on forward foreign currency contracts	2,498,254
Payable for fund shares redeemed	18,084,431
Accrued management fee	735,909
Other affiliated payables	210,479
Collateral on securities loaned	96,664,207
Total liabilities		133,606,545
Net Assets		$19,801,785,014
Net Assets consist of:
Paid in capital		$18,237,149,160
Undistributed net investment income		355,854,854
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(610,726,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,819,507,975
Net Assets		$19,801,785,014
Investor Class:
Net Asset Value, offering price and redemption price per share ($706,620,193 ÷ 16,994,967 shares)		$41.58
Premium Class:
Net Asset Value, offering price and redemption price per share ($10,532,514,686 ÷ 253,227,958 shares)		$41.59
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,889,789,962 ÷ 69,467,115 shares)		$41.60
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,672,860,173 ÷ 136,372,986 shares)		$41.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$399,029,973
Interest		52,425
Income from Fidelity Central Funds (including $2,013,556 from security lending)		3,281,400
Income before foreign taxes withheld		402,363,798
Less foreign taxes withheld		(38,999,084)
Total income		363,364,714
Expenses
Management fee	$4,489,126
Transfer agent fees	1,934,997
Independent trustees' fees and expenses	36,086
Miscellaneous	27,760
Total expenses before reductions	6,487,969
Expense reductions	(483)	6,487,486
Net investment income (loss)		356,877,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,549,521
Fidelity Central Funds	(3,077)
Forward foreign currency contracts	2,516,171
Foreign currency transactions	1,028,978
Futures contracts	33,776,789
Total net realized gain (loss)		72,868,382
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,720,461,922
Fidelity Central Funds	(7,415)
Forward foreign currency contracts	707
Assets and liabilities in foreign currencies	3,961,628
Futures contracts	138,094
Total change in net unrealized appreciation (depreciation)		1,724,554,936
Net gain (loss)		1,797,423,318
Net increase (decrease) in net assets resulting from operations		$2,154,300,546

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$356,877,228	$460,796,868
Net realized gain (loss)	72,868,382	27,754,673
Change in net unrealized appreciation (depreciation)	1,724,554,936	1,696,026,072
Net increase (decrease) in net assets resulting from operations	2,154,300,546	2,184,577,613
Distributions to shareholders from net investment income	(12,191,602)	(439,896,097)
Distributions to shareholders from net realized gain	–	(13,514,538)
Total distributions	(12,191,602)	(453,410,635)
Share transactions - net increase (decrease)	1,340,664,799	983,873,064
Redemption fees	–	491,955
Total increase (decrease) in net assets	3,482,773,743	2,715,531,997
Net Assets
Beginning of period	16,319,011,271	13,603,479,274
End of period	$19,801,785,014	$16,319,011,271
Other Information
Undistributed net investment income end of period	$355,854,854	$11,169,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.81	$39.75	$41.19	$35.31	$33.06
Income from Investment Operations
Net investment income (loss)B	.75	1.06	1.11	1.13	1.35C	1.03
Net realized and unrealized gain (loss)	3.97	4.05	(7.10)	(1.31)	5.53	2.23
Total from investment operations	4.72	5.11	(5.99)	(.18)	6.88	3.26
Distributions from net investment income	(.02)	(1.01)	(.95)	(1.26)	(.96)	(.97)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.02)	(1.04)	(.95)	(1.26)	(1.00)	(1.01)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.58	$36.88	$32.81	$39.75	$41.19	$35.31
Total ReturnE,F	12.79%	15.72%	(15.24)%	(.29)%	19.66%	10.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%I	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%I	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.79%I	2.97%	2.92%	2.83%	3.52%C	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$706,620	$740,317	$2,652,101	$2,972,698	$2,640,165	$2,282,743
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.10	1.14	1.17	1.38C	1.06
Net realized and unrealized gain (loss)	3.96	4.03	(7.10)	(1.32)	5.54	2.22
Total from investment operations	4.74	5.13	(5.96)	(.15)	6.92	3.28
Distributions from net investment income	(.03)	(1.04)	(.98)	(1.29)	(.99)	(1.00)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.07)	(.98)	(1.29)	(1.03)	(1.04)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.59	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.85%	15.80%	(15.17)%	(.21)%	19.79%	10.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.11%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.08%I	.09%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.08%I	.09%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.90%I	3.07%	3.00%	2.91%	3.60%C	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,532,514	$8,719,903	$7,677,907	$8,304,964	$7,201,814	$5,322,884
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.89	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.11	1.16	1.18	1.40C	1.07
Net realized and unrealized gain (loss)	3.96	4.04	(7.10)	(1.31)	5.54	2.22
Total from investment operations	4.74	5.15	(5.94)	(.13)	6.94	3.29
Distributions from net investment income	(.03)	(1.05)	(1.00)	(1.31)	(1.01)	(1.01)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.08)	(1.00)	(1.31)	(1.05)	(1.05)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.60	$36.89	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.85%	15.87%	(15.13)%	(.16)%	19.85%	10.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.07%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%I	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%I	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.91%I	3.10%	3.05%	2.96%	3.65%C	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,889,790	$2,097,193	$1,539,389	$1,994,854	$1,595,562	$1,269,545
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.88	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	.78	1.11	1.16	1.19	1.41C	1.08
Net realized and unrealized gain (loss)	3.97	4.04	(7.10)	(1.32)	5.53	2.22
Total from investment operations	4.75	5.15	(5.94)	(.13)	6.94	3.30
Distributions from net investment income	(.03)	(1.06)	(1.00)	(1.31)	(1.01)	(1.02)
Distributions from net realized gain	–	(.03)	–	–	(.04)	(.04)
Total distributions	(.03)	(1.09)	(1.00)	(1.31)	(1.05)	(1.06)
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$41.60	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE,F	12.89%	15.85%	(15.12)%	(.15)%	19.86%	10.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.06%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	3.92%I	3.11%	3.06%	2.97%	3.66%C	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$5,672,860	$4,761,598	$1,734,082	$1,797,254	$1,651,834	$1,155,733
Portfolio turnover rateJ	2%I,K	2%	1%K	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$30,572,677,290	$17,225,625,626	$(2,019,235,140)	$15,206,390,486
Fidelity Extended Market Index	19,468,743,662	6,818,076,995	(2,115,760,256)	4,702,316,739
Fidelity International Index	18,066,906,537	4,284,425,878	(2,555,932,821)	1,728,493,057

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity International Index	$(148,608,684)	$(49,793,394)	$(198,402,078)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Index	$(14,053,316)	$(377,210,986)	$(391,264,302)	$(589,666,380)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$16,055,775	$(6,800,984)
Total Equity Risk	16,055,775	(6,800,984)
Totals	$16,055,775	$(6,800,984)
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$(10,029)	$(264,817)
Total Equity Risk	(10,029)	(264,817)
Totals	$(10,029)	$(264,817)
Fidelity International Index
Equity Risk
Futures Contracts	$33,776,789	$138,094
Total Equity Risk	33,776,789	138,094
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,516,171	707
Total Foreign Exchange Risk	2,516,171	707
Totals	$36,292,960	$138,801

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Funds used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	3,043,267,353	544,461,282
Fidelity Extended Market Index	1,767,451,758	1,341,393,274
Fidelity International Index	1,571,813,407	191,603,421

Exchanges In-Kind. During the period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% and .045% of Fidelity Total Market Index Fund and Fidelity Extended Market Index Fund's average net assets, respectively. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .045% of Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .049% of Fidelity International Index Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Prior to August 1, 2017, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective August 1, 2017, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective August 1, 2017	Paid by Class Prior to August 1, 2017
Fidelity Total Market Index
Investor Class	.075%	.075%	.075%
Premium Class	.045%	.02%	.030%
Institutional Class	.035%	.015%	.02%
Institutional Premium Class	.015%	–%	–%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.055%
Premium Class	.045%	.025%	.025%
Institutional Premium Class	.015%	–%	–%
Fidelity International Index
Investor Class	.21%	.115%	.14%
Premium Class	.11%	.015%	.03%
Institutional Class	.035%	.005%	.01%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$280,667.075
Premium Class	3,418,251.028
Institutional Class	237,148.019
Institutional Premium Class	–	–
	$3,936,066
Fidelity Extended Market Index
Investor Class	$217,100.055
Premium Class	2,028,623.025
Institutional Premium Class	–	–
	$2,245,723
Fidelity International Index
Investor Class	$494,547.136
Premium Class	1,326,456.027
Institutional Class	113,994.009
Institutional Premium Class	–	–
	$1,934,997

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index	Borrower	$12,117,500	1.27%	$4,279

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$65,808
Fidelity Extended Market Index	31,272
Fidelity International Index	27,760

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$7,598
Fidelity Extended Market Index	17,441
Fidelity International Index	483

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Total Market Index
From net investment income
Investor Class	$1,974,932	$16,896,705
Premium Class	65,259,273	378,185,569
Institutional Class	6,652,259	34,361,091
Institutional Premium Class	13,828,214	64,762,437
Class F	27,062,569	155,686,891
Total	$114,777,247	$649,892,693
From net realized gain
Investor Class	$1,134,765	$7,085,516
Premium Class	35,813,221	129,533,088
Institutional Class	3,614,600	11,106,621
Institutional Premium Class	7,368,243	19,355,949
Class F	14,420,059	51,563,948
Total	$62,350,888	$218,645,122
Fidelity Extended Market Index
From net investment income
Investor Class	$1,423,640	$11,793,290
Premium Class	29,394,831	197,507,483
Institutional Premium Class	4,191,983	26,821,111
Total	$35,010,454	$236,121,884
From net realized gain
Investor Class	$8,271,347	$32,816,744
Premium Class	162,915,168	506,502,591
Institutional Premium Class	22,375,206	66,487,880
Total	$193,561,721	$605,807,215
Fidelity International Index
From net investment income
Investor Class	$291,977	$24,076,149
Premium Class	6,344,090	233,531,573
Institutional Class	1,694,491	59,351,711
Institutional Premium Class	3,861,044	122,936,664
Total	$12,191,602	$439,896,097
From net realized gain
Investor Class	$–	$671,052
Premium Class	–	7,150,508
Institutional Class	–	1,834,835
Institutional Premium Class	–	3,858,143
Total	$–	$13,514,538

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Total Market Index
Investor Class
Shares sold	3,340,976	8,795,818	$231,898,223	$548,532,660
Reinvestment of distributions	43,739	367,701	2,949,341	23,024,663
Shares redeemed	(3,677,538)	(33,293,575)	(255,132,205)	(2,016,144,611)
Net increase (decrease)	(292,823)	(24,130,056)	$(20,284,641)	$(1,444,587,288)
Premium Class
Shares sold	29,280,232	72,938,672	$2,028,991,757	$4,593,828,256
Reinvestment of distributions	1,351,656	7,020,226	91,142,202	448,347,863
Shares redeemed	(22,348,489)	(79,548,075)	(1,553,816,587)	(4,899,234,191)
Net increase (decrease)	8,283,399	410,823	$566,317,372	$142,941,928
Institutional Class
Shares sold	6,594,589	18,325,311	$456,399,631	$1,130,684,794
Reinvestment of distributions	135,029	632,945	9,103,650	40,590,795
Shares redeemed	(4,468,517)	(6,254,614)	(309,213,464)	(386,019,299)
Net increase (decrease)	2,261,101	12,703,642	$156,289,817	$785,256,290
Institutional Premium Class
Shares sold	7,741,984	61,769,845	$536,690,592	$3,765,300,121
Reinvestment of distributions	314,441	1,300,415	21,196,456	84,118,042
Shares redeemed	(5,600,465)	(8,839,371)	(389,953,233)	(559,041,660)
Net increase (decrease)	2,455,960	54,230,889	$167,933,815	$3,290,376,503
Class F
Shares sold	18,684,085	31,179,343	$1,297,441,901	$1,951,312,863
Reinvestment of distributions	615,195	3,238,153	41,482,628	207,250,839
Shares redeemed	(2,657,086)	(22,327,967)	(185,814,320)	(1,432,285,287)
Net increase (decrease)	16,642,194	12,089,529	$1,153,110,209	$726,278,415
Fidelity Extended Market Index
Investor Class
Shares sold	2,364,975	6,711,795	$137,346,591	$357,617,521
Reinvestment of distributions	166,868	807,669	9,451,425	43,536,543
Shares redeemed	(3,554,306)	(23,767,851)	(206,020,009)	(1,235,806,632)
Net increase (decrease)	(1,022,463)	(16,248,387)	$(59,221,993)	$(834,652,568)
Premium Class
Shares sold	32,375,481	66,990,107	$1,882,853,168	$3,630,840,281
Reinvestment of distributions	3,255,275	12,308,792	184,378,834	673,965,867
Shares redeemed	(38,774,296)	(57,455,289)	(2,253,935,691)	(3,070,052,457)
Net increase (decrease)	(3,143,540)	21,843,610	$(186,703,689)	$1,234,753,691
Institutional Premium Class
Shares sold	11,510,913	18,428,166	$667,157,368	$957,133,137
Reinvestment of distributions	469,219	1,695,786	26,567,167	93,308,991
Shares redeemed	(5,602,622)	(6,038,878)	(322,832,453)	(325,445,445)
Net increase (decrease)	6,377,510	14,085,074	$370,892,082	$724,996,683
Fidelity International Index
Investor Class
Shares sold	5,832,986	15,676,836	$232,726,625	$556,901,003
Reinvestment of distributions	7,294	670,347	276,872	23,634,187
Shares redeemed	(8,920,872)	(77,100,723)	(353,310,602)	(2,682,763,685)
Net increase (decrease)	(3,080,592)	(60,753,540)	$(120,307,105)	$(2,102,228,495)
Premium Class
Shares sold	41,063,321	67,826,776	$1,638,488,081	$2,420,149,137
Reinvestment of distributions	152,855	6,241,945	5,800,830	219,796,690
Shares redeemed	(24,422,496)	(71,605,542)	(970,405,932)	(2,541,773,239)
Net increase (decrease)	16,793,680	2,463,179	$673,882,979	$98,172,588
Institutional Class
Shares sold	20,486,749	31,906,258	$816,362,438	$1,129,449,528
Reinvestment of distributions	44,637	1,737,812	1,694,412	61,183,600
Shares redeemed	(7,921,466)	(23,692,151)	(316,309,753)	(837,030,962)
Net increase (decrease)	12,609,920	9,951,919	$501,747,097	$353,602,166
Institutional Premium Class
Shares sold	19,329,635(a)	94,972,931	$765,866,789(a)	$3,303,416,370
Reinvestment of distributions	101,740	3,602,030	3,861,023	126,794,046
Shares redeemed	(12,157,309)	(22,317,015)	(484,385,984)	(795,883,611)
Net increase (decrease)	7,274,066	76,257,946	$285,341,828	$2,634,326,805

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,051.90	$.47
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.04%
Actual		$1,000.00	$1,052.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,052.40	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,052.50	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,052.40	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,033.30	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Premium Class	.07%
Actual		$1,000.00	$1,033.40	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.05%
Actual		$1,000.00	$1,033.60	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity International Index
Investor Class	.19%-D
Actual		$1,000.00	$1,127.90	$1.02-D
Hypothetical-C		$1,000.00	$1,024.25	$.97-D
Premium Class	.08%
Actual		$1,000.00	$1,128.50	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Class	.06%
Actual		$1,000.00	$1,128.50	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.05%
Actual		$1,000.00	$1,128.90	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .16% and the expenses paid in the actual and hypothetical examples above would have been $.86 and $.82, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016.

Fidelity Extended Market Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.045%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity International Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.06% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2015) that lowered the sub-advisory fee rate that FMR pays to Geode. The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that further lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.05% to 0.045% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Total Market Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee rate from 0.045% to 0.035%. The Board also considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.035% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2014 and 2016, respectively, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had ratified an amended and restated sub-advisory agreement for the fund with Geode (effective October 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that further lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

With respect to Fidelity Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Premium Class: 0.045%; Investor Class: 0.10%; and Premium Class: 0.07%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to Investor Class and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.05% effective August 1, 2017); Institutional Premium Class: 0.05% (0.045% effective August 1, 2017); Investor Class: 0.19% (0.16% effective August 1, 2017); and Premium Class: 0.08% (0.06% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.20% and Premium Class above 0.17%, by a vote of a majority of the outstanding voting securities of the applicable class.

With respect to Fidelity Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.035% (0.03% effective August 1, 2017); Institutional Premium Class: 0.015%; Investor Class: 0.09%; Premium Class: 0.045% (0.035% effective August 1, 2017); and Class F: 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.10% and Premium Class, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SIF-I-SANN-1017
1.929382.105

Fidelity® 500 Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.6
Microsoft Corp.	2.7	2.4
Facebook, Inc. Class A	1.9	1.5
Amazon.com, Inc.	1.8	1.6
Johnson & Johnson	1.7	1.6
Berkshire Hathaway, Inc. Class B	1.6	1.6
Exxon Mobil Corp.	1.5	1.6
JPMorgan Chase & Co.	1.5	1.6
Alphabet, Inc. Class A	1.3	1.2
Alphabet, Inc. Class C	1.3	1.2
	19.3

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	21.4
Health Care	14.6	14.0
Financials	14.2	14.7
Consumer Discretionary	12.0	12.0
Industrials	10.1	10.1
Consumer Staples	8.5	9.4
Energy	5.7	6.6
Utilities	3.2	3.2
Real Estate	3.1	2.8
Materials	2.9	2.8

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
BorgWarner, Inc.	1,157,865	$53,737
Delphi Automotive PLC	1,554,898	149,892
The Goodyear Tire & Rubber Co.	1,461,468	44,282
		247,911
Automobiles - 0.5%
Ford Motor Co.	22,701,084	250,393
General Motors Co.	7,970,651	291,248
Harley-Davidson, Inc. (a)	1,015,959	47,760
		589,401
Distributors - 0.1%
Genuine Parts Co.	855,507	70,862
LKQ Corp. (b)	1,789,354	62,001
		132,863
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,202,443	32,153
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,429,413	168,796
Chipotle Mexican Grill, Inc. (a)(b)	166,366	52,690
Darden Restaurants, Inc.	721,691	59,244
Hilton, Inc.	1,189,299	76,508
Marriott International, Inc. Class A	1,803,317	186,788
McDonald's Corp.	4,730,846	756,793
MGM Mirage, Inc.	2,802,166	92,359
Royal Caribbean Cruises Ltd.	973,707	121,188
Starbucks Corp.	8,405,092	461,103
Wyndham Worldwide Corp.	605,694	60,376
Wynn Resorts Ltd.	463,432	64,412
Yum! Brands, Inc.	1,920,144	147,505
		2,247,762
Household Durables - 0.4%
D.R. Horton, Inc.	1,983,738	71,712
Garmin Ltd. (a)	665,901	34,294
Leggett & Platt, Inc.	767,939	35,302
Lennar Corp. Class A	1,179,360	61,044
Mohawk Industries, Inc. (b)	366,664	92,810
Newell Brands, Inc.	2,804,019	135,378
PulteGroup, Inc.	1,648,129	42,555
Whirlpool Corp.	429,338	73,683
		546,778
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (b)	2,302,646	2,257,975
Expedia, Inc.	705,615	104,685
Netflix, Inc. (b)	2,501,642	437,062
Priceline Group, Inc. (b)	285,394	528,573
TripAdvisor, Inc. (a)(b)	640,980	27,389
		3,355,684
Leisure Products - 0.1%
Hasbro, Inc.	652,990	64,156
Mattel, Inc. (a)	1,988,271	32,250
		96,406
Media - 3.0%
CBS Corp. Class B	2,138,031	136,962
Charter Communications, Inc. Class A (b)	1,251,882	498,925
Comcast Corp. Class A	27,469,716	1,115,545
Discovery Communications, Inc.:
Class A (a)(b)	892,521	19,823
Class C (non-vtg.) (b)	1,223,719	25,710
DISH Network Corp. Class A (b)	1,320,309	75,641
Interpublic Group of Companies, Inc.	2,293,306	46,187
News Corp.:
Class A	2,218,263	29,658
Class B	695,218	9,524
Omnicom Group, Inc. (a)	1,350,897	97,778
Scripps Networks Interactive, Inc. Class A	556,660	47,678
The Walt Disney Co.	8,443,679	854,500
Time Warner, Inc.	4,501,394	455,091
Twenty-First Century Fox, Inc.:
Class A	6,107,985	168,519
Class B	2,827,223	76,618
Viacom, Inc. Class B (non-vtg.)	2,044,827	58,482
		3,716,641
Multiline Retail - 0.4%
Dollar General Corp.	1,464,329	106,252
Dollar Tree, Inc. (b)	1,373,795	109,409
Kohl's Corp.	989,509	39,363
Macy's, Inc.	1,767,426	36,709
Nordstrom, Inc. (a)	645,748	28,813
Target Corp.	3,202,235	174,618
		495,164
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	428,613	41,961
AutoZone, Inc. (b)	163,418	86,357
Best Buy Co., Inc.	1,539,958	83,558
CarMax, Inc. (a)(b)	1,075,000	72,186
Foot Locker, Inc.	761,705	26,835
Gap, Inc. (a)	1,277,634	30,178
Home Depot, Inc.	6,939,265	1,039,988
L Brands, Inc. (a)	1,398,516	50,654
Lowe's Companies, Inc.	4,980,375	368,000
O'Reilly Automotive, Inc. (b)	528,213	103,598
Ross Stores, Inc.	2,275,254	132,989
Signet Jewelers Ltd. (a)	397,009	25,039
Staples, Inc.	3,791,119	38,726
Tiffany & Co., Inc.	622,202	56,869
TJX Companies, Inc.	3,733,716	269,948
Tractor Supply Co.	746,214	44,407
Ulta Beauty, Inc.	338,450	74,801
		2,546,094
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,631,735	68,043
Hanesbrands, Inc. (a)	2,113,619	51,276
Michael Kors Holdings Ltd. (b)	904,524	38,189
NIKE, Inc. Class B	7,691,898	406,209
PVH Corp.	452,758	56,998
Ralph Lauren Corp.	319,894	28,115
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,071,871	17,311
Class C (non-vtg.) (a)(b)	1,069,958	16,156
VF Corp.	1,859,473	116,905
		799,202

TOTAL CONSUMER DISCRETIONARY		14,806,059

CONSUMER STAPLES - 8.5%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	1,026,697	54,456
Constellation Brands, Inc. Class A (sub. vtg.)	995,116	199,123
Dr. Pepper Snapple Group, Inc.	1,066,903	97,142
Molson Coors Brewing Co. Class B	1,071,803	96,194
Monster Beverage Corp. (b)	2,339,951	130,616
PepsiCo, Inc.	8,291,335	959,556
The Coca-Cola Co.	22,318,987	1,016,630
		2,553,717
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	2,545,690	399,011
CVS Health Corp.	5,913,311	457,335
Kroger Co.	5,296,949	115,844
Sysco Corp.	2,857,895	150,525
Wal-Mart Stores, Inc.	8,573,440	669,328
Walgreens Boots Alliance, Inc.	4,956,522	403,957
		2,196,000
Food Products - 1.3%
Archer Daniels Midland Co.	3,312,271	136,863
Campbell Soup Co.	1,113,010	51,421
ConAgra Foods, Inc.	2,346,222	76,158
General Mills, Inc.	3,344,015	178,102
Hormel Foods Corp. (a)	1,565,663	48,128
Kellogg Co.	1,463,825	95,822
McCormick & Co., Inc. (non-vtg.)	657,194	62,519
Mondelez International, Inc.	8,806,616	358,077
The Hershey Co.	812,554	85,253
The J.M. Smucker Co.	675,762	70,793
The Kraft Heinz Co.	3,463,031	279,640
Tyson Foods, Inc. Class A	1,672,730	105,884
		1,548,660
Household Products - 1.8%
Church & Dwight Co., Inc.	1,446,731	72,582
Clorox Co.	747,572	103,561
Colgate-Palmolive Co.	5,126,827	367,286
Kimberly-Clark Corp.	2,060,080	253,987
Procter & Gamble Co.	14,844,956	1,369,744
		2,167,160
Personal Products - 0.1%
Coty, Inc. Class A (a)	2,733,857	45,327
Estee Lauder Companies, Inc. Class A	1,299,397	139,022
		184,349
Tobacco - 1.4%
Altria Group, Inc.	11,211,693	710,821
Philip Morris International, Inc.	9,014,784	1,054,099
		1,764,920

TOTAL CONSUMER STAPLES		10,414,806

ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,469,597	83,719
Halliburton Co.	5,037,297	196,303
Helmerich & Payne, Inc. (a)	630,147	26,680
National Oilwell Varco, Inc.	2,205,848	67,653
Schlumberger Ltd.	8,064,831	512,197
TechnipFMC PLC	2,708,203	69,953
		956,505
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	3,252,331	133,118
Andeavor	877,183	87,850
Apache Corp. (a)	2,207,751	85,749
Cabot Oil & Gas Corp.	2,701,998	69,036
Chesapeake Energy Corp. (a)(b)	4,427,322	16,115
Chevron Corp.	10,996,427	1,183,435
Cimarex Energy Co.	552,034	55,032
Concho Resources, Inc. (b)	859,971	95,431
ConocoPhillips Co.	7,180,424	313,497
Devon Energy Corp.	3,051,279	95,810
EOG Resources, Inc.	3,350,591	284,767
EQT Corp. (a)	1,005,964	62,712
Exxon Mobil Corp.	24,594,026	1,877,262
Hess Corp.	1,568,466	61,013
Kinder Morgan, Inc.	11,143,524	215,404
Marathon Oil Corp.	4,933,541	54,861
Marathon Petroleum Corp.	3,010,864	157,920
Newfield Exploration Co. (b)	1,156,172	30,211
Noble Energy, Inc.	2,642,009	62,801
Occidental Petroleum Corp.	4,437,803	264,937
ONEOK, Inc.	2,205,012	119,423
Phillips 66 Co.	2,546,215	213,398
Pioneer Natural Resources Co.	987,263	127,999
Range Resources Corp. (a)	1,092,171	18,960
The Williams Companies, Inc.	4,795,882	142,582
Valero Energy Corp.	2,595,827	176,776
		6,006,099

TOTAL ENERGY		6,962,604

FINANCIALS - 14.2%
Banks - 6.2%
Bank of America Corp.	57,763,016	1,379,958
BB&T Corp.	4,709,370	217,055
Citigroup, Inc.	15,980,517	1,087,155
Citizens Financial Group, Inc.	2,940,105	97,406
Comerica, Inc.	1,026,976	70,091
Fifth Third Bancorp	4,354,727	113,789
Huntington Bancshares, Inc.	6,309,884	79,441
JPMorgan Chase & Co.	20,621,258	1,874,266
KeyCorp	6,362,047	109,491
M&T Bank Corp.	893,061	132,048
Peoples United Financial, Inc.	1,998,660	33,378
PNC Financial Services Group, Inc.	2,808,668	352,235
Regions Financial Corp.	6,977,039	98,446
SunTrust Banks, Inc.	2,806,201	154,622
U.S. Bancorp	9,194,849	471,236
Wells Fargo & Co.	26,104,982	1,333,181
Zions Bancorporation	1,176,103	51,349
		7,655,147
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	328,530	58,048
Ameriprise Financial, Inc.	884,877	122,564
Bank of New York Mellon Corp.	6,035,675	315,545
BlackRock, Inc. Class A	703,715	294,864
Brighthouse Financial, Inc.	570,105	32,536
CBOE Holdings, Inc.	533,264	53,801
Charles Schwab Corp.	7,062,523	281,795
CME Group, Inc.	1,972,204	248,103
E*TRADE Financial Corp. (b)	1,594,292	65,382
Franklin Resources, Inc.	1,987,385	85,915
Goldman Sachs Group, Inc.	2,124,791	475,401
IntercontinentalExchange, Inc.	3,436,487	222,238
Invesco Ltd.	2,361,488	77,410
Moody's Corp.	966,002	129,473
Morgan Stanley	8,267,138	376,155
Northern Trust Corp.	1,252,614	110,856
Raymond James Financial, Inc.	743,977	58,268
S&P Global, Inc.	1,496,328	230,928
State Street Corp.	2,052,731	189,857
T. Rowe Price Group, Inc.	1,400,373	118,135
The NASDAQ OMX Group, Inc.	661,523	49,866
		3,597,140
Consumer Finance - 0.7%
American Express Co.	4,357,660	375,195
Capital One Financial Corp.	2,803,259	223,167
Discover Financial Services	2,206,712	130,086
Navient Corp.	1,653,860	21,831
Synchrony Financial	4,470,687	137,652
		887,931
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	11,025,045	1,997,297
Leucadia National Corp.	1,879,617	44,509
		2,041,806
Insurance - 2.7%
AFLAC, Inc.	2,303,387	190,145
Allstate Corp.	2,115,743	191,475
American International Group, Inc.	5,104,716	308,733
Aon PLC	1,521,112	211,678
Arthur J. Gallagher & Co.	1,041,718	60,315
Assurant, Inc.	318,002	30,112
Chubb Ltd.	2,710,136	383,267
Cincinnati Financial Corp.	869,856	66,840
Everest Re Group Ltd.	238,374	60,185
Hartford Financial Services Group, Inc.	2,132,244	115,290
Lincoln National Corp.	1,301,759	88,337
Loews Corp.	1,602,520	74,645
Marsh & McLennan Companies, Inc.	2,991,112	233,546
MetLife, Inc.	6,271,158	293,678
Principal Financial Group, Inc.	1,555,779	97,267
Progressive Corp.	3,371,672	156,715
Prudential Financial, Inc.	2,490,011	254,180
The Travelers Companies, Inc.	1,621,792	196,529
Torchmark Corp.	631,460	48,603
Unum Group	1,324,604	63,819
Willis Group Holdings PLC (a)	737,603	109,512
XL Group Ltd.	1,517,467	62,155
		3,297,026

TOTAL FINANCIALS		17,479,050

HEALTH CARE - 14.6%
Biotechnology - 3.2%
AbbVie, Inc.	9,237,655	695,595
Alexion Pharmaceuticals, Inc. (b)	1,303,378	185,614
Amgen, Inc.	4,271,268	759,303
Biogen, Inc. (b)	1,239,874	392,495
Celgene Corp. (b)	4,532,075	629,641
Gilead Sciences, Inc.	7,584,537	634,902
Incyte Corp. (b)	986,499	135,555
Regeneron Pharmaceuticals, Inc. (b)	442,262	219,760
Vertex Pharmaceuticals, Inc. (b)	1,445,651	232,085
		3,884,950
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	10,071,901	513,063
Align Technology, Inc. (b)	438,283	77,462
Baxter International, Inc.	2,831,074	175,640
Becton, Dickinson & Co.	1,319,607	263,182
Boston Scientific Corp. (b)	7,948,311	218,976
C.R. Bard, Inc.	420,324	134,844
Danaher Corp.	3,545,366	295,754
Dentsply Sirona, Inc.	1,330,501	75,266
Edwards Lifesciences Corp. (b)	1,217,743	138,409
Hologic, Inc. (b)	1,625,246	62,734
IDEXX Laboratories, Inc. (b)	511,485	79,500
Intuitive Surgical, Inc. (b)	213,833	214,832
Medtronic PLC	7,945,310	640,551
ResMed, Inc. (a)	823,149	63,860
Stryker Corp.	1,800,614	254,553
The Cooper Companies, Inc.	283,577	71,130
Varian Medical Systems, Inc. (a)(b)	533,536	56,688
Zimmer Biomet Holdings, Inc.	1,167,948	133,461
		3,469,905
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,925,260	303,614
AmerisourceBergen Corp.	963,214	77,298
Anthem, Inc.	1,538,037	301,517
Cardinal Health, Inc.	1,833,455	123,685
Centene Corp. (b)	999,939	88,845
Cigna Corp.	1,485,968	270,535
DaVita HealthCare Partners, Inc. (b)	903,601	52,915
Envision Healthcare Corp.	681,764	35,731
Express Scripts Holding Co. (b)	3,444,962	216,413
HCA Holdings, Inc. (b)	1,661,086	130,661
Henry Schein, Inc. (b)	460,443	79,970
Humana, Inc.	837,636	215,792
Laboratory Corp. of America Holdings (b)	593,772	93,145
McKesson Corp.	1,224,122	182,774
Patterson Companies, Inc. (a)	473,581	18,233
Quest Diagnostics, Inc.	794,168	86,048
UnitedHealth Group, Inc.	5,593,307	1,112,509
Universal Health Services, Inc. Class B	518,950	56,114
		3,445,799
Health Care Technology - 0.1%
Cerner Corp. (b)	1,706,420	115,661
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,870,706	121,072
Illumina, Inc. (b)	847,416	173,263
Mettler-Toledo International, Inc. (b)	149,877	90,689
PerkinElmer, Inc.	638,691	42,786
Quintiles Transnational Holdings, Inc. (b)	796,484	76,486
Thermo Fisher Scientific, Inc.	2,270,727	424,944
Waters Corp. (b)	464,558	85,237
		1,014,477
Pharmaceuticals - 4.9%
Allergan PLC	1,949,446	447,359
Bristol-Myers Squibb Co.	9,562,070	578,314
Eli Lilly & Co.	5,635,795	458,134
Johnson & Johnson	15,635,601	2,069,685
Merck & Co., Inc.	15,875,501	1,013,809
Mylan N.V. (b)	2,675,424	84,222
Perrigo Co. PLC	832,174	65,708
Pfizer, Inc.	34,638,682	1,174,944
Zoetis, Inc. Class A	2,848,694	178,613
		6,070,788

TOTAL HEALTH CARE		18,001,580

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.5%
Arconic, Inc.	2,558,332	65,161
General Dynamics Corp.	1,645,983	331,419
L3 Technologies, Inc.	452,015	82,032
Lockheed Martin Corp.	1,444,792	441,225
Northrop Grumman Corp.	1,013,260	275,820
Raytheon Co.	1,689,463	307,499
Rockwell Collins, Inc.	942,507	123,516
Textron, Inc.	1,553,726	76,272
The Boeing Co.	3,258,085	780,833
TransDigm Group, Inc. (a)	283,841	73,986
United Technologies Corp.	4,324,969	517,785
		3,075,548
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	817,745	57,757
Expeditors International of Washington, Inc.	1,045,717	58,665
FedEx Corp.	1,427,751	306,081
United Parcel Service, Inc. Class B	3,997,773	457,185
		879,688
Airlines - 0.5%
Alaska Air Group, Inc.	717,425	53,563
American Airlines Group, Inc.	2,859,095	127,916
Delta Air Lines, Inc.	4,272,150	201,603
Southwest Airlines Co.	3,509,597	182,990
United Continental Holdings, Inc. (b)	1,635,554	101,339
		667,411
Building Products - 0.4%
A.O. Smith Corp.	854,817	47,605
Allegion PLC	552,974	43,525
Fortune Brands Home & Security, Inc.	892,945	55,836
Johnson Controls International PLC	5,444,991	215,567
Masco Corp.	1,857,037	68,283
		430,816
Commercial Services & Supplies - 0.3%
Cintas Corp.	501,281	67,678
Republic Services, Inc.	1,334,366	87,054
Stericycle, Inc. (b)	494,914	35,579
Waste Management, Inc.	2,359,155	181,914
		372,225
Construction & Engineering - 0.1%
Fluor Corp.	811,326	31,293
Jacobs Engineering Group, Inc.	698,973	38,087
Quanta Services, Inc. (b)	859,675	30,888
		100,268
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	255,966	45,252
AMETEK, Inc.	1,335,598	84,477
Eaton Corp. PLC	2,596,228	186,305
Emerson Electric Co.	3,740,704	220,851
Fortive Corp.	1,750,135	113,706
Rockwell Automation, Inc.	747,787	122,682
		773,273
Industrial Conglomerates - 2.2%
3M Co.	3,468,585	708,701
General Electric Co.	50,547,290	1,240,936
Honeywell International, Inc.	4,424,778	611,814
Roper Technologies, Inc.	592,216	136,601
		2,698,052
Machinery - 1.5%
Caterpillar, Inc.	3,419,597	401,768
Cummins, Inc.	896,967	142,959
Deere & Co.	1,708,026	198,011
Dover Corp.	903,543	76,693
Flowserve Corp.	758,136	29,780
Illinois Tool Works, Inc.	1,804,566	248,146
Ingersoll-Rand PLC	1,486,008	126,890
PACCAR, Inc.	2,038,907	135,241
Parker Hannifin Corp.	773,023	124,372
Pentair PLC	973,167	60,385
Snap-On, Inc.	336,349	49,635
Stanley Black & Decker, Inc.	887,889	127,856
Xylem, Inc.	1,043,111	64,746
		1,786,482
Professional Services - 0.3%
Equifax, Inc.	697,737	99,407
IHS Markit Ltd. (b)	1,842,042	86,281
Nielsen Holdings PLC	1,949,428	75,735
Robert Half International, Inc.	738,175	33,439
Verisk Analytics, Inc. (b)	892,493	72,337
		367,199
Road & Rail - 0.9%
CSX Corp.	5,355,479	268,845
J.B. Hunt Transport Services, Inc.	497,925	49,240
Kansas City Southern	615,735	63,685
Norfolk Southern Corp.	1,681,964	202,710
Union Pacific Corp.	4,686,554	493,494
		1,077,974
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,678,952	71,641
United Rentals, Inc. (b)	490,532	57,912
W.W. Grainger, Inc. (a)	311,881	50,702
		180,255

TOTAL INDUSTRIALS		12,409,191

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	29,021,416	934,780
F5 Networks, Inc. (b)	375,550	44,833
Harris Corp.	707,604	86,965
Juniper Networks, Inc.	2,217,769	61,499
Motorola Solutions, Inc.	948,810	83,609
		1,211,686
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,773,863	143,576
Corning, Inc.	5,341,229	153,614
FLIR Systems, Inc.	792,021	30,097
TE Connectivity Ltd.	2,060,655	164,028
		491,315
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	1,003,393	47,310
Alphabet, Inc.:
Class A (b)	1,727,504	1,650,181
Class C (b)	1,731,931	1,626,855
eBay, Inc. (b)	5,842,379	211,085
Facebook, Inc. Class A (b)	13,719,651	2,359,368
VeriSign, Inc. (a)(b)	512,421	53,164
		5,947,963
IT Services - 3.9%
Accenture PLC Class A	3,599,098	470,618
Alliance Data Systems Corp.	323,156	72,872
Automatic Data Processing, Inc.	2,596,866	276,488
Cognizant Technology Solutions Corp. Class A	3,418,668	241,939
CSRA, Inc.	843,310	26,573
DXC Technology Co.	1,643,546	139,701
Fidelity National Information Services, Inc.	1,918,771	178,292
Fiserv, Inc. (b)	1,232,689	152,496
Gartner, Inc. (b)	524,887	63,296
Global Payments, Inc.	885,051	84,514
IBM Corp.	4,962,273	709,754
MasterCard, Inc. Class A	5,444,304	725,726
Paychex, Inc.	1,855,788	105,836
PayPal Holdings, Inc. (b)	6,484,301	399,952
The Western Union Co.	2,735,262	51,751
Total System Services, Inc.	961,341	66,448
Visa, Inc. Class A	10,716,042	1,109,325
		4,875,581
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	4,497,767	58,471
Analog Devices, Inc.	2,130,213	178,235
Applied Materials, Inc.	6,237,401	281,432
Broadcom Ltd.	2,329,594	587,221
Intel Corp.	27,332,074	958,536
KLA-Tencor Corp.	909,887	85,247
Lam Research Corp.	936,290	155,405
Microchip Technology, Inc. (a)	1,331,477	115,572
Micron Technology, Inc. (b)	6,035,975	192,970
NVIDIA Corp.	3,453,511	585,163
Qorvo, Inc. (b)	737,699	54,014
Qualcomm, Inc.	8,575,370	448,235
Skyworks Solutions, Inc.	1,071,024	112,843
Texas Instruments, Inc.	5,782,884	478,938
Xilinx, Inc.	1,439,737	95,109
		4,387,391
Software - 5.1%
Activision Blizzard, Inc.	4,024,467	263,844
Adobe Systems, Inc. (b)	2,871,336	445,516
ANSYS, Inc. (b)	496,243	63,926
Autodesk, Inc. (b)	1,125,699	128,848
CA Technologies, Inc.	1,818,809	60,348
Citrix Systems, Inc. (b)	877,296	68,613
Electronic Arts, Inc. (b)	1,799,471	218,636
Intuit, Inc.	1,412,783	199,838
Microsoft Corp.	44,811,571	3,350,561
Oracle Corp.	17,434,249	877,466
Red Hat, Inc. (b)	1,031,857	110,925
Salesforce.com, Inc. (b)	3,881,037	370,600
Symantec Corp.	3,530,359	105,840
Synopsys, Inc. (b)	872,438	70,161
		6,335,122
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	30,262,277	4,963,022
Hewlett Packard Enterprise Co.	9,662,965	174,513
HP, Inc.	9,770,448	186,420
NetApp, Inc.	1,572,659	60,799
Seagate Technology LLC (a)	1,723,853	54,353
Western Digital Corp.	1,690,433	149,215
Xerox Corp.	1,239,100	39,986
		5,628,308

TOTAL INFORMATION TECHNOLOGY		28,877,366

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,263,718	183,707
Albemarle Corp. U.S.	642,829	74,735
CF Industries Holdings, Inc.	1,353,138	39,227
Eastman Chemical Co.	846,412	72,961
Ecolab, Inc.	1,515,137	201,968
FMC Corp.	777,777	67,060
International Flavors & Fragrances, Inc.	458,365	62,727
LyondellBasell Industries NV Class A	1,917,135	173,673
Monsanto Co.	2,546,938	298,501
PPG Industries, Inc.	1,487,024	155,126
Praxair, Inc.	1,659,200	218,251
Sherwin-Williams Co.	470,266	159,547
The Dow Chemical Co.	13,000,923	866,512
The Mosaic Co.	2,037,380	40,707
		2,614,702
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	363,524	77,063
Vulcan Materials Co.	767,063	93,014
		170,077
Containers & Packaging - 0.4%
Avery Dennison Corp.	514,010	48,451
Ball Corp.	2,032,150	81,266
International Paper Co.	2,396,539	129,102
Packaging Corp. of America	546,787	61,464
Sealed Air Corp.	1,136,542	50,440
WestRock Co.	1,457,434	82,943
		453,666
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	7,725,812	114,188
Newmont Mining Corp.	3,095,002	118,662
Nucor Corp.	1,851,848	102,055
		334,905

TOTAL MATERIALS		3,573,350

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	528,608	64,125
American Tower Corp.	2,466,846	365,217
Apartment Investment & Management Co. Class A	911,390	41,313
AvalonBay Communities, Inc.	799,740	150,135
Boston Properties, Inc.	893,020	107,698
Crown Castle International Corp.	2,336,831	253,406
Digital Realty Trust, Inc.	927,369	109,745
Duke Realty Corp.	2,063,940	61,340
Equinix, Inc.	452,218	211,823
Equity Residential (SBI)	2,131,049	143,100
Essex Property Trust, Inc.	380,751	101,268
Extra Space Storage, Inc.	730,821	56,734
Federal Realty Investment Trust (SBI)	419,279	53,219
General Growth Properties, Inc.	3,381,090	70,158
HCP, Inc.	2,719,695	81,074
Host Hotels & Resorts, Inc.	4,293,643	77,801
Iron Mountain, Inc.	1,425,684	56,200
Kimco Realty Corp.	2,470,595	48,473
Mid-America Apartment Communities, Inc.	659,220	70,181
Prologis, Inc.	3,078,065	195,026
Public Storage	867,775	178,189
Realty Income Corp.	1,584,895	91,227
Regency Centers Corp.	848,966	54,605
SBA Communications Corp. Class A (b)	704,058	108,108
Simon Property Group, Inc.	1,812,043	284,219
SL Green Realty Corp.	591,055	56,966
The Macerich Co.	691,250	36,477
UDR, Inc.	1,552,002	60,249
Ventas, Inc.	2,059,767	140,970
Vornado Realty Trust	999,810	74,476
Welltower, Inc.	2,125,314	155,615
Weyerhaeuser Co.	4,360,682	142,202
		3,701,339
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,745,380	62,973

TOTAL REAL ESTATE		3,764,312

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	35,684,348	1,336,736
CenturyLink, Inc. (a)	3,185,426	62,817
Level 3 Communications, Inc. (b)	1,699,032	92,478
Verizon Communications, Inc.	23,677,557	1,135,812
		2,627,843
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,322,335	56,517
American Electric Power Co., Inc.	2,854,005	210,140
Duke Energy Corp.	4,062,281	354,637
Edison International	1,891,079	151,627
Entergy Corp.	1,041,660	82,468
Eversource Energy	1,839,276	115,874
Exelon Corp.	5,375,271	203,562
FirstEnergy Corp.	2,575,565	83,912
NextEra Energy, Inc.	2,717,321	408,984
PG&E Corp.	2,963,693	208,585
Pinnacle West Capital Corp.	647,519	58,257
PPL Corp.	3,965,298	155,598
Southern Co.	5,772,872	278,599
Xcel Energy, Inc.	2,947,168	145,885
		2,514,645
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,834,610	45,700
The AES Corp.	3,831,621	42,301
		88,001
Multi-Utilities - 1.1%
Ameren Corp.	1,408,307	84,484
CenterPoint Energy, Inc.	2,501,416	74,092
CMS Energy Corp.	1,627,811	79,014
Consolidated Edison, Inc.	1,772,493	149,368
Dominion Resources, Inc.	3,650,773	287,571
DTE Energy Co.	1,041,202	116,948
NiSource, Inc.	1,877,352	50,444
Public Service Enterprise Group, Inc.	2,936,233	137,533
SCANA Corp.	829,522	50,087
Sempra Energy	1,455,878	171,692
WEC Energy Group, Inc.	1,831,690	119,463
		1,320,696
Water Utilities - 0.0%
American Water Works Co., Inc.	1,034,260	83,672

TOTAL UTILITIES		4,007,014

TOTAL COMMON STOCKS
(Cost $68,507,718)		122,923,175
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% 10/12/17 (c)
(Cost $29,970)	30,000	29,962
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (d)	524	$1
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	1,063,669,111	1,063,775
TOTAL MONEY MARKET FUNDS
(Cost $1,063,677)		1,063,776
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $69,601,365)		124,016,913
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(867,739)
NET ASSETS - 100%		$123,149,174

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,963	Sept. 2017	$242,440	$4,236	$4,236

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,186,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,096
Fidelity Securities Lending Cash Central Fund	1,121
Total	$2,217

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,806,059	$14,806,059	$--	$--
Consumer Staples	10,414,806	10,414,806	--	--
Energy	6,962,604	6,962,604	--	--
Financials	17,479,050	17,479,050	--	--
Health Care	18,001,580	18,001,580	--	--
Industrials	12,409,191	12,409,191	--	--
Information Technology	28,877,366	28,877,366	--	--
Materials	3,573,350	3,573,350	--	--
Real Estate	3,764,312	3,764,312	--	--
Telecommunication Services	2,627,843	2,627,843	--	--
Utilities	4,007,014	4,007,014	--	--
U.S. Government and Government Agency Obligations	29,962	--	29,962	--
Money Market Funds	1,063,776	1,063,776	--	--
Total Investments in Securities:	$124,016,913	$123,986,951	$29,962	$--
Derivative Instruments:
Assets
Futures Contracts	$4,236	$4,236	$--	$--
Total Assets	$4,236	$4,236	$--	$--
Total Derivative Instruments:	$4,236	$4,236	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$4,236	$0
Total Equity Risk	4,236	0
Total Value of Derivatives	$4,236	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,046,845) — See accompanying schedule: Unaffiliated issuers (cost $68,537,688)	$122,953,137
Fidelity Central Funds (cost $1,063,677)	1,063,776
Total Investment in Securities (cost $69,601,365)		$124,016,913
Cash		1
Receivable for investments sold		699,669
Receivable for fund shares sold		90,080
Dividends receivable		273,008
Distributions receivable from Fidelity Central Funds		397
Receivable for daily variation margin on futures contracts		1,506
Other receivables		2,821
Total assets		125,084,395
Liabilities
Payable for investments purchased	$540,755
Payable for fund shares redeemed	292,370
Accrued management fee	1,531
Notes payable to affiliates	32,294
Other affiliated payables	1,811
Other payables and accrued expenses	2,824
Collateral on securities loaned	1,063,636
Total liabilities		1,935,221
Net Assets		$123,149,174
Net Assets consist of:
Paid in capital		$67,576,541
Undistributed net investment income		517,302
Accumulated undistributed net realized gain (loss) on investments		635,547
Net unrealized appreciation (depreciation) on investments		54,419,784
Net Assets		$123,149,174
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,791,720 ÷ 43,727 shares)		$86.71
Premium Class:
Net Asset Value, offering price and redemption price per share ($69,085,329 ÷ 796,560 shares)		$86.73
Institutional Class:
Net Asset Value, offering price and redemption price per share ($33,810,221 ÷ 389,818 shares)		$86.73
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($16,461,904 ÷ 189,800 shares)		$86.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,271,841
Interest		120
Income from Fidelity Central Funds		2,217
Total income		1,274,178
Expenses
Management fee	$8,975
Transfer agent fees	14,111
Independent trustees' fees and expenses	240
Appreciation in deferred trustee compensation account	1
Legal	85
Interest	2
Miscellaneous	188
Total expenses before reductions	23,602
Expense reductions	(10)	23,592
Net investment income (loss)		1,250,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,201,987
Fidelity Central Funds	28
Futures contracts	36,923
Total net realized gain (loss)		1,238,938
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,083,595
Fidelity Central Funds	99
Futures contracts	(21,797)
Total change in net unrealized appreciation (depreciation)		4,061,897
Net gain (loss)		5,300,835
Net increase (decrease) in net assets resulting from operations		$6,551,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,250,586	$2,117,384
Net realized gain (loss)	1,238,938	648,777
Change in net unrealized appreciation (depreciation)	4,061,897	19,684,467
Net increase (decrease) in net assets resulting from operations	6,551,421	22,450,628
Distributions to shareholders from net investment income	(1,093,137)	(2,077,274)
Distributions to shareholders from net realized gain	(186,054)	(545,764)
Total distributions	(1,279,191)	(2,623,038)
Share transactions - net increase (decrease)	1,091,736	9,525,609
Total increase (decrease) in net assets	6,363,966	29,353,199
Net Assets
Beginning of period	116,785,208	87,432,009
End of period	$123,149,174	$116,785,208
Other Information
Undistributed net investment income end of period	$517,302	$359,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$82.98	$68.13	$74.71	$66.10	$53.81	$48.49
Income from Investment Operations
Net investment income (loss)B	.86	1.54	1.45	1.44	1.19	1.10
Net realized and unrealized gain (loss)	3.75	15.23	(6.05)	8.64	12.26	5.28
Total from investment operations	4.61	16.77	(4.60)	10.08	13.45	6.38
Distributions from net investment income	(.75)	(1.52)	(1.52)	(1.31)	(1.16)	(1.06)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.88)	(1.92)	(1.98)	(1.47)	(1.16)	(1.06)
Net asset value, end of period	$86.71	$82.98	$68.13	$74.71	$66.10	$53.81
Total ReturnC,D	5.60%	24.88%	(6.26)%	15.40%	25.27%	13.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%G	2.04%	2.02%	2.06%	1.98%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$3,792	$3,823	$7,635	$7,315	$5,751	$4,705
Portfolio turnover rateH	6%G,I	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$82.99	$68.15	$74.72	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	.88	1.58	1.48	1.48	1.22	1.13
Net realized and unrealized gain (loss)	3.76	15.21	(6.04)	8.63	12.26	5.27
Total from investment operations	4.64	16.79	(4.56)	10.11	13.48	6.40
Distributions from net investment income	(.77)	(1.55)	(1.55)	(1.34)	(1.19)	(1.08)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.90)	(1.95)	(2.01)	(1.50)	(1.19)	(1.08)
Net asset value, end of period	$86.73	$82.99	$68.15	$74.72	$66.11	$53.82
Total ReturnC,D	5.64%	24.91%	(6.21)%	15.45%	25.32%	13.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%G	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%G	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	2.09%G	2.08%	2.06%	2.11%	2.02%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$69,085	$66,051	$49,215	$49,784	$38,736	$28,996
Portfolio turnover rateH	6%G,I	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	.89	1.59	1.49	1.48	1.22	1.13
Net realized and unrealized gain (loss)	3.74	15.22	(6.05)	8.64	12.26	5.28
Total from investment operations	4.63	16.81	(4.56)	10.12	13.48	6.41
Distributions from net investment income	(.77)	(1.56)	(1.56)	(1.35)	(1.19)	(1.09)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.90)	(1.96)	(2.02)	(1.50)C	(1.19)	(1.09)
Net asset value, end of period	$86.73	$83.00	$68.15	$74.73	$66.11	$53.82
Total ReturnD,E	5.63%	24.94%	(6.21)%	15.47%	25.33%	13.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%H	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.09%H	2.09%	2.07%	2.12%	2.03%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$33,810	$32,087	$23,860	$25,621	$22,636	$17,703
Portfolio turnover rateI	6%H,J	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.83	$48.50
Income from Investment Operations
Net investment income (loss)B	.89	1.61	1.50	1.50	1.24	1.14
Net realized and unrealized gain (loss)	3.75	15.21	(6.05)	8.64	12.24	5.29
Total from investment operations	4.64	16.82	(4.55)	10.14	13.48	6.43
Distributions from net investment income	(.78)	(1.58)	(1.57)	(1.36)	(1.20)	(1.10)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.91)	(1.97)C	(2.03)	(1.52)	(1.20)	(1.10)
Net asset value, end of period	$86.73	$83.00	$68.15	$74.73	$66.11	$53.83
Total ReturnD,E	5.64%	24.97%	(6.19)%	15.50%	25.34%	13.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	2.11%H	2.11%	2.09%	2.14%	2.05%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$16,462	$14,824	$6,722	$6,217	$3,506	$1,912
Portfolio turnover rateI	6%H,J	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,319,004
Gross unrealized depreciation	(3,386,872)
Net unrealized appreciation (depreciation)	$53,932,132
Tax cost	$70,089,017

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $36,923 and a change in net unrealized appreciation (depreciation) of ($21,797) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $6,917,059 and $3,752,156, respectively.

Redemptions In-Kind. During the period, 18,388,043 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318,182. The net realized gain of $1,107,402,193 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.030%
Institutional Premium Class	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .045%, .035% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$1,437.075
Premium Class	9,541.028
Institutional Class	3,133.019
	$14,111

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,201	1.35%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $188 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,121.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Investor Class	$34,014	$103,371
Premium Class	612,916	1,163,534
Institutional Class	298,100	571,931
Institutional Premium Class	148,107	238,438
Total	$1,093,137	$2,077,274
From net realized gain
Investor Class	$6,052	$21,275
Premium Class	104,764	305,450
Institutional Class	50,048	149,467
Institutional Premium Class	25,190	69,572
Total	$186,054	$545,764

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Investor Class
Shares sold	14,800	52,360	$1,247,327	$3,969,866
Reinvestment of distributions	444	1,552	37,043	117,535
Shares redeemed	(17,587)	(119,903)	(1,482,193)	(8,989,547)
Net increase (decrease)	(2,343)	(65,991)	$(197,823)	$(4,902,146)
Premium Class
Shares sold	84,560	207,763	$7,124,710	$15,845,150
Reinvestment of distributions	7,983	17,738	666,591	1,356,321
Shares redeemed	(91,838)(a)	(151,849)	(7,735,337)(a)	(11,521,839)
Net increase (decrease)	705	73,652	$55,964	$5,679,632
Institutional Class
Shares sold	64,785	137,895	$5,464,486	$10,500,882
Reinvestment of distributions	4,102	9,370	342,601	716,383
Shares redeemed	(65,670)(a)	(110,790)	(5,518,597)(a)	(8,442,330)
Net increase (decrease)	3,217	36,475	$288,490	$2,774,935
Institutional Premium Class
Shares sold	35,881	104,472	$3,007,139	$7,851,293
Reinvestment of distributions	2,074	3,986	173,132	306,104
Shares redeemed	(26,761)	(28,482)	(2,235,166)	(2,184,209)
Net increase (decrease)	11,194	79,976	$945,105	$5,973,188

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.09%
Actual		$1,000.00	$1,056.00	$.47
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.04%
Actual		$1,000.00	$1,056.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,056.30	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,056.40	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

**2016 Total Return % vs. Lipper S&P 500 Index Funds Objective and S&P 500:**

75% beaten
Class I
Benchmark
Class C
25% beaten
12.1
12.0
11.9
11.8
11.7
11.6
11.5
11.4
11.3
11.2
11.1
12.0
12.0
11.9
11.8
11.2
1 Year
30
29
28
27
26
25
29.0
29.0
28.7
28.3
26.3
3 Year
100
98
96
94
92
90
98.2
98.1
97.4
96.3
90.9
5 Year

| % Beaten | 1 Year | 3 Year | 5 Year |
|---|---|---|---|
| Investor Class | 85% | 89% | 90% |
| Premium Class | 90% | 93% | 94% |
| Inst'l Class | 93% | 97% | 97% |
| Inst'l Premium Class | 94% | 98% | 98% |

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.025% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.035% (0.03% effective August 1, 2017); Institutional Premium Class: 0.015%; Investor Class: 0.09%; and Premium Class: 0.045% (0.035% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.10% and Premium Class above 0.07%, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

U5I-U5A-SANN-1017
1.925892.106

Fidelity® 500 Index Fund Investor Class and Premium Class Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.6
Microsoft Corp.	2.7	2.4
Facebook, Inc. Class A	1.9	1.5
Amazon.com, Inc.	1.8	1.6
Johnson & Johnson	1.7	1.6
Berkshire Hathaway, Inc. Class B	1.6	1.6
Exxon Mobil Corp.	1.5	1.6
JPMorgan Chase & Co.	1.5	1.6
Alphabet, Inc. Class A	1.3	1.2
Alphabet, Inc. Class C	1.3	1.2
	19.3

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	21.4
Health Care	14.6	14.0
Financials	14.2	14.7
Consumer Discretionary	12.0	12.0
Industrials	10.1	10.1
Consumer Staples	8.5	9.4
Energy	5.7	6.6
Utilities	3.2	3.2
Real Estate	3.1	2.8
Materials	2.9	2.8

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
BorgWarner, Inc.	1,157,865	$53,737
Delphi Automotive PLC	1,554,898	149,892
The Goodyear Tire & Rubber Co.	1,461,468	44,282
		247,911
Automobiles - 0.5%
Ford Motor Co.	22,701,084	250,393
General Motors Co.	7,970,651	291,248
Harley-Davidson, Inc. (a)	1,015,959	47,760
		589,401
Distributors - 0.1%
Genuine Parts Co.	855,507	70,862
LKQ Corp. (b)	1,789,354	62,001
		132,863
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,202,443	32,153
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,429,413	168,796
Chipotle Mexican Grill, Inc. (a)(b)	166,366	52,690
Darden Restaurants, Inc.	721,691	59,244
Hilton, Inc.	1,189,299	76,508
Marriott International, Inc. Class A	1,803,317	186,788
McDonald's Corp.	4,730,846	756,793
MGM Mirage, Inc.	2,802,166	92,359
Royal Caribbean Cruises Ltd.	973,707	121,188
Starbucks Corp.	8,405,092	461,103
Wyndham Worldwide Corp.	605,694	60,376
Wynn Resorts Ltd.	463,432	64,412
Yum! Brands, Inc.	1,920,144	147,505
		2,247,762
Household Durables - 0.4%
D.R. Horton, Inc.	1,983,738	71,712
Garmin Ltd. (a)	665,901	34,294
Leggett & Platt, Inc.	767,939	35,302
Lennar Corp. Class A	1,179,360	61,044
Mohawk Industries, Inc. (b)	366,664	92,810
Newell Brands, Inc.	2,804,019	135,378
PulteGroup, Inc.	1,648,129	42,555
Whirlpool Corp.	429,338	73,683
		546,778
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (b)	2,302,646	2,257,975
Expedia, Inc.	705,615	104,685
Netflix, Inc. (b)	2,501,642	437,062
Priceline Group, Inc. (b)	285,394	528,573
TripAdvisor, Inc. (a)(b)	640,980	27,389
		3,355,684
Leisure Products - 0.1%
Hasbro, Inc.	652,990	64,156
Mattel, Inc. (a)	1,988,271	32,250
		96,406
Media - 3.0%
CBS Corp. Class B	2,138,031	136,962
Charter Communications, Inc. Class A (b)	1,251,882	498,925
Comcast Corp. Class A	27,469,716	1,115,545
Discovery Communications, Inc.:
Class A (a)(b)	892,521	19,823
Class C (non-vtg.) (b)	1,223,719	25,710
DISH Network Corp. Class A (b)	1,320,309	75,641
Interpublic Group of Companies, Inc.	2,293,306	46,187
News Corp.:
Class A	2,218,263	29,658
Class B	695,218	9,524
Omnicom Group, Inc. (a)	1,350,897	97,778
Scripps Networks Interactive, Inc. Class A	556,660	47,678
The Walt Disney Co.	8,443,679	854,500
Time Warner, Inc.	4,501,394	455,091
Twenty-First Century Fox, Inc.:
Class A	6,107,985	168,519
Class B	2,827,223	76,618
Viacom, Inc. Class B (non-vtg.)	2,044,827	58,482
		3,716,641
Multiline Retail - 0.4%
Dollar General Corp.	1,464,329	106,252
Dollar Tree, Inc. (b)	1,373,795	109,409
Kohl's Corp.	989,509	39,363
Macy's, Inc.	1,767,426	36,709
Nordstrom, Inc. (a)	645,748	28,813
Target Corp.	3,202,235	174,618
		495,164
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	428,613	41,961
AutoZone, Inc. (b)	163,418	86,357
Best Buy Co., Inc.	1,539,958	83,558
CarMax, Inc. (a)(b)	1,075,000	72,186
Foot Locker, Inc.	761,705	26,835
Gap, Inc. (a)	1,277,634	30,178
Home Depot, Inc.	6,939,265	1,039,988
L Brands, Inc. (a)	1,398,516	50,654
Lowe's Companies, Inc.	4,980,375	368,000
O'Reilly Automotive, Inc. (b)	528,213	103,598
Ross Stores, Inc.	2,275,254	132,989
Signet Jewelers Ltd. (a)	397,009	25,039
Staples, Inc.	3,791,119	38,726
Tiffany & Co., Inc.	622,202	56,869
TJX Companies, Inc.	3,733,716	269,948
Tractor Supply Co.	746,214	44,407
Ulta Beauty, Inc.	338,450	74,801
		2,546,094
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,631,735	68,043
Hanesbrands, Inc. (a)	2,113,619	51,276
Michael Kors Holdings Ltd. (b)	904,524	38,189
NIKE, Inc. Class B	7,691,898	406,209
PVH Corp.	452,758	56,998
Ralph Lauren Corp.	319,894	28,115
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,071,871	17,311
Class C (non-vtg.) (a)(b)	1,069,958	16,156
VF Corp.	1,859,473	116,905
		799,202

TOTAL CONSUMER DISCRETIONARY		14,806,059

CONSUMER STAPLES - 8.5%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	1,026,697	54,456
Constellation Brands, Inc. Class A (sub. vtg.)	995,116	199,123
Dr. Pepper Snapple Group, Inc.	1,066,903	97,142
Molson Coors Brewing Co. Class B	1,071,803	96,194
Monster Beverage Corp. (b)	2,339,951	130,616
PepsiCo, Inc.	8,291,335	959,556
The Coca-Cola Co.	22,318,987	1,016,630
		2,553,717
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	2,545,690	399,011
CVS Health Corp.	5,913,311	457,335
Kroger Co.	5,296,949	115,844
Sysco Corp.	2,857,895	150,525
Wal-Mart Stores, Inc.	8,573,440	669,328
Walgreens Boots Alliance, Inc.	4,956,522	403,957
		2,196,000
Food Products - 1.3%
Archer Daniels Midland Co.	3,312,271	136,863
Campbell Soup Co.	1,113,010	51,421
ConAgra Foods, Inc.	2,346,222	76,158
General Mills, Inc.	3,344,015	178,102
Hormel Foods Corp. (a)	1,565,663	48,128
Kellogg Co.	1,463,825	95,822
McCormick & Co., Inc. (non-vtg.)	657,194	62,519
Mondelez International, Inc.	8,806,616	358,077
The Hershey Co.	812,554	85,253
The J.M. Smucker Co.	675,762	70,793
The Kraft Heinz Co.	3,463,031	279,640
Tyson Foods, Inc. Class A	1,672,730	105,884
		1,548,660
Household Products - 1.8%
Church & Dwight Co., Inc.	1,446,731	72,582
Clorox Co.	747,572	103,561
Colgate-Palmolive Co.	5,126,827	367,286
Kimberly-Clark Corp.	2,060,080	253,987
Procter & Gamble Co.	14,844,956	1,369,744
		2,167,160
Personal Products - 0.1%
Coty, Inc. Class A (a)	2,733,857	45,327
Estee Lauder Companies, Inc. Class A	1,299,397	139,022
		184,349
Tobacco - 1.4%
Altria Group, Inc.	11,211,693	710,821
Philip Morris International, Inc.	9,014,784	1,054,099
		1,764,920

TOTAL CONSUMER STAPLES		10,414,806

ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	2,469,597	83,719
Halliburton Co.	5,037,297	196,303
Helmerich & Payne, Inc. (a)	630,147	26,680
National Oilwell Varco, Inc.	2,205,848	67,653
Schlumberger Ltd.	8,064,831	512,197
TechnipFMC PLC	2,708,203	69,953
		956,505
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	3,252,331	133,118
Andeavor	877,183	87,850
Apache Corp. (a)	2,207,751	85,749
Cabot Oil & Gas Corp.	2,701,998	69,036
Chesapeake Energy Corp. (a)(b)	4,427,322	16,115
Chevron Corp.	10,996,427	1,183,435
Cimarex Energy Co.	552,034	55,032
Concho Resources, Inc. (b)	859,971	95,431
ConocoPhillips Co.	7,180,424	313,497
Devon Energy Corp.	3,051,279	95,810
EOG Resources, Inc.	3,350,591	284,767
EQT Corp. (a)	1,005,964	62,712
Exxon Mobil Corp.	24,594,026	1,877,262
Hess Corp.	1,568,466	61,013
Kinder Morgan, Inc.	11,143,524	215,404
Marathon Oil Corp.	4,933,541	54,861
Marathon Petroleum Corp.	3,010,864	157,920
Newfield Exploration Co. (b)	1,156,172	30,211
Noble Energy, Inc.	2,642,009	62,801
Occidental Petroleum Corp.	4,437,803	264,937
ONEOK, Inc.	2,205,012	119,423
Phillips 66 Co.	2,546,215	213,398
Pioneer Natural Resources Co.	987,263	127,999
Range Resources Corp. (a)	1,092,171	18,960
The Williams Companies, Inc.	4,795,882	142,582
Valero Energy Corp.	2,595,827	176,776
		6,006,099

TOTAL ENERGY		6,962,604

FINANCIALS - 14.2%
Banks - 6.2%
Bank of America Corp.	57,763,016	1,379,958
BB&T Corp.	4,709,370	217,055
Citigroup, Inc.	15,980,517	1,087,155
Citizens Financial Group, Inc.	2,940,105	97,406
Comerica, Inc.	1,026,976	70,091
Fifth Third Bancorp	4,354,727	113,789
Huntington Bancshares, Inc.	6,309,884	79,441
JPMorgan Chase & Co.	20,621,258	1,874,266
KeyCorp	6,362,047	109,491
M&T Bank Corp.	893,061	132,048
Peoples United Financial, Inc.	1,998,660	33,378
PNC Financial Services Group, Inc.	2,808,668	352,235
Regions Financial Corp.	6,977,039	98,446
SunTrust Banks, Inc.	2,806,201	154,622
U.S. Bancorp	9,194,849	471,236
Wells Fargo & Co.	26,104,982	1,333,181
Zions Bancorporation	1,176,103	51,349
		7,655,147
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	328,530	58,048
Ameriprise Financial, Inc.	884,877	122,564
Bank of New York Mellon Corp.	6,035,675	315,545
BlackRock, Inc. Class A	703,715	294,864
Brighthouse Financial, Inc.	570,105	32,536
CBOE Holdings, Inc.	533,264	53,801
Charles Schwab Corp.	7,062,523	281,795
CME Group, Inc.	1,972,204	248,103
E*TRADE Financial Corp. (b)	1,594,292	65,382
Franklin Resources, Inc.	1,987,385	85,915
Goldman Sachs Group, Inc.	2,124,791	475,401
IntercontinentalExchange, Inc.	3,436,487	222,238
Invesco Ltd.	2,361,488	77,410
Moody's Corp.	966,002	129,473
Morgan Stanley	8,267,138	376,155
Northern Trust Corp.	1,252,614	110,856
Raymond James Financial, Inc.	743,977	58,268
S&P Global, Inc.	1,496,328	230,928
State Street Corp.	2,052,731	189,857
T. Rowe Price Group, Inc.	1,400,373	118,135
The NASDAQ OMX Group, Inc.	661,523	49,866
		3,597,140
Consumer Finance - 0.7%
American Express Co.	4,357,660	375,195
Capital One Financial Corp.	2,803,259	223,167
Discover Financial Services	2,206,712	130,086
Navient Corp.	1,653,860	21,831
Synchrony Financial	4,470,687	137,652
		887,931
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	11,025,045	1,997,297
Leucadia National Corp.	1,879,617	44,509
		2,041,806
Insurance - 2.7%
AFLAC, Inc.	2,303,387	190,145
Allstate Corp.	2,115,743	191,475
American International Group, Inc.	5,104,716	308,733
Aon PLC	1,521,112	211,678
Arthur J. Gallagher & Co.	1,041,718	60,315
Assurant, Inc.	318,002	30,112
Chubb Ltd.	2,710,136	383,267
Cincinnati Financial Corp.	869,856	66,840
Everest Re Group Ltd.	238,374	60,185
Hartford Financial Services Group, Inc.	2,132,244	115,290
Lincoln National Corp.	1,301,759	88,337
Loews Corp.	1,602,520	74,645
Marsh & McLennan Companies, Inc.	2,991,112	233,546
MetLife, Inc.	6,271,158	293,678
Principal Financial Group, Inc.	1,555,779	97,267
Progressive Corp.	3,371,672	156,715
Prudential Financial, Inc.	2,490,011	254,180
The Travelers Companies, Inc.	1,621,792	196,529
Torchmark Corp.	631,460	48,603
Unum Group	1,324,604	63,819
Willis Group Holdings PLC (a)	737,603	109,512
XL Group Ltd.	1,517,467	62,155
		3,297,026

TOTAL FINANCIALS		17,479,050

HEALTH CARE - 14.6%
Biotechnology - 3.2%
AbbVie, Inc.	9,237,655	695,595
Alexion Pharmaceuticals, Inc. (b)	1,303,378	185,614
Amgen, Inc.	4,271,268	759,303
Biogen, Inc. (b)	1,239,874	392,495
Celgene Corp. (b)	4,532,075	629,641
Gilead Sciences, Inc.	7,584,537	634,902
Incyte Corp. (b)	986,499	135,555
Regeneron Pharmaceuticals, Inc. (b)	442,262	219,760
Vertex Pharmaceuticals, Inc. (b)	1,445,651	232,085
		3,884,950
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	10,071,901	513,063
Align Technology, Inc. (b)	438,283	77,462
Baxter International, Inc.	2,831,074	175,640
Becton, Dickinson & Co.	1,319,607	263,182
Boston Scientific Corp. (b)	7,948,311	218,976
C.R. Bard, Inc.	420,324	134,844
Danaher Corp.	3,545,366	295,754
Dentsply Sirona, Inc.	1,330,501	75,266
Edwards Lifesciences Corp. (b)	1,217,743	138,409
Hologic, Inc. (b)	1,625,246	62,734
IDEXX Laboratories, Inc. (b)	511,485	79,500
Intuitive Surgical, Inc. (b)	213,833	214,832
Medtronic PLC	7,945,310	640,551
ResMed, Inc. (a)	823,149	63,860
Stryker Corp.	1,800,614	254,553
The Cooper Companies, Inc.	283,577	71,130
Varian Medical Systems, Inc. (a)(b)	533,536	56,688
Zimmer Biomet Holdings, Inc.	1,167,948	133,461
		3,469,905
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,925,260	303,614
AmerisourceBergen Corp.	963,214	77,298
Anthem, Inc.	1,538,037	301,517
Cardinal Health, Inc.	1,833,455	123,685
Centene Corp. (b)	999,939	88,845
Cigna Corp.	1,485,968	270,535
DaVita HealthCare Partners, Inc. (b)	903,601	52,915
Envision Healthcare Corp.	681,764	35,731
Express Scripts Holding Co. (b)	3,444,962	216,413
HCA Holdings, Inc. (b)	1,661,086	130,661
Henry Schein, Inc. (b)	460,443	79,970
Humana, Inc.	837,636	215,792
Laboratory Corp. of America Holdings (b)	593,772	93,145
McKesson Corp.	1,224,122	182,774
Patterson Companies, Inc. (a)	473,581	18,233
Quest Diagnostics, Inc.	794,168	86,048
UnitedHealth Group, Inc.	5,593,307	1,112,509
Universal Health Services, Inc. Class B	518,950	56,114
		3,445,799
Health Care Technology - 0.1%
Cerner Corp. (b)	1,706,420	115,661
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,870,706	121,072
Illumina, Inc. (b)	847,416	173,263
Mettler-Toledo International, Inc. (b)	149,877	90,689
PerkinElmer, Inc.	638,691	42,786
Quintiles Transnational Holdings, Inc. (b)	796,484	76,486
Thermo Fisher Scientific, Inc.	2,270,727	424,944
Waters Corp. (b)	464,558	85,237
		1,014,477
Pharmaceuticals - 4.9%
Allergan PLC	1,949,446	447,359
Bristol-Myers Squibb Co.	9,562,070	578,314
Eli Lilly & Co.	5,635,795	458,134
Johnson & Johnson	15,635,601	2,069,685
Merck & Co., Inc.	15,875,501	1,013,809
Mylan N.V. (b)	2,675,424	84,222
Perrigo Co. PLC	832,174	65,708
Pfizer, Inc.	34,638,682	1,174,944
Zoetis, Inc. Class A	2,848,694	178,613
		6,070,788

TOTAL HEALTH CARE		18,001,580

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.5%
Arconic, Inc.	2,558,332	65,161
General Dynamics Corp.	1,645,983	331,419
L3 Technologies, Inc.	452,015	82,032
Lockheed Martin Corp.	1,444,792	441,225
Northrop Grumman Corp.	1,013,260	275,820
Raytheon Co.	1,689,463	307,499
Rockwell Collins, Inc.	942,507	123,516
Textron, Inc.	1,553,726	76,272
The Boeing Co.	3,258,085	780,833
TransDigm Group, Inc. (a)	283,841	73,986
United Technologies Corp.	4,324,969	517,785
		3,075,548
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	817,745	57,757
Expeditors International of Washington, Inc.	1,045,717	58,665
FedEx Corp.	1,427,751	306,081
United Parcel Service, Inc. Class B	3,997,773	457,185
		879,688
Airlines - 0.5%
Alaska Air Group, Inc.	717,425	53,563
American Airlines Group, Inc.	2,859,095	127,916
Delta Air Lines, Inc.	4,272,150	201,603
Southwest Airlines Co.	3,509,597	182,990
United Continental Holdings, Inc. (b)	1,635,554	101,339
		667,411
Building Products - 0.4%
A.O. Smith Corp.	854,817	47,605
Allegion PLC	552,974	43,525
Fortune Brands Home & Security, Inc.	892,945	55,836
Johnson Controls International PLC	5,444,991	215,567
Masco Corp.	1,857,037	68,283
		430,816
Commercial Services & Supplies - 0.3%
Cintas Corp.	501,281	67,678
Republic Services, Inc.	1,334,366	87,054
Stericycle, Inc. (b)	494,914	35,579
Waste Management, Inc.	2,359,155	181,914
		372,225
Construction & Engineering - 0.1%
Fluor Corp.	811,326	31,293
Jacobs Engineering Group, Inc.	698,973	38,087
Quanta Services, Inc. (b)	859,675	30,888
		100,268
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	255,966	45,252
AMETEK, Inc.	1,335,598	84,477
Eaton Corp. PLC	2,596,228	186,305
Emerson Electric Co.	3,740,704	220,851
Fortive Corp.	1,750,135	113,706
Rockwell Automation, Inc.	747,787	122,682
		773,273
Industrial Conglomerates - 2.2%
3M Co.	3,468,585	708,701
General Electric Co.	50,547,290	1,240,936
Honeywell International, Inc.	4,424,778	611,814
Roper Technologies, Inc.	592,216	136,601
		2,698,052
Machinery - 1.5%
Caterpillar, Inc.	3,419,597	401,768
Cummins, Inc.	896,967	142,959
Deere & Co.	1,708,026	198,011
Dover Corp.	903,543	76,693
Flowserve Corp.	758,136	29,780
Illinois Tool Works, Inc.	1,804,566	248,146
Ingersoll-Rand PLC	1,486,008	126,890
PACCAR, Inc.	2,038,907	135,241
Parker Hannifin Corp.	773,023	124,372
Pentair PLC	973,167	60,385
Snap-On, Inc.	336,349	49,635
Stanley Black & Decker, Inc.	887,889	127,856
Xylem, Inc.	1,043,111	64,746
		1,786,482
Professional Services - 0.3%
Equifax, Inc.	697,737	99,407
IHS Markit Ltd. (b)	1,842,042	86,281
Nielsen Holdings PLC	1,949,428	75,735
Robert Half International, Inc.	738,175	33,439
Verisk Analytics, Inc. (b)	892,493	72,337
		367,199
Road & Rail - 0.9%
CSX Corp.	5,355,479	268,845
J.B. Hunt Transport Services, Inc.	497,925	49,240
Kansas City Southern	615,735	63,685
Norfolk Southern Corp.	1,681,964	202,710
Union Pacific Corp.	4,686,554	493,494
		1,077,974
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,678,952	71,641
United Rentals, Inc. (b)	490,532	57,912
W.W. Grainger, Inc. (a)	311,881	50,702
		180,255

TOTAL INDUSTRIALS		12,409,191

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	29,021,416	934,780
F5 Networks, Inc. (b)	375,550	44,833
Harris Corp.	707,604	86,965
Juniper Networks, Inc.	2,217,769	61,499
Motorola Solutions, Inc.	948,810	83,609
		1,211,686
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,773,863	143,576
Corning, Inc.	5,341,229	153,614
FLIR Systems, Inc.	792,021	30,097
TE Connectivity Ltd.	2,060,655	164,028
		491,315
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	1,003,393	47,310
Alphabet, Inc.:
Class A (b)	1,727,504	1,650,181
Class C (b)	1,731,931	1,626,855
eBay, Inc. (b)	5,842,379	211,085
Facebook, Inc. Class A (b)	13,719,651	2,359,368
VeriSign, Inc. (a)(b)	512,421	53,164
		5,947,963
IT Services - 3.9%
Accenture PLC Class A	3,599,098	470,618
Alliance Data Systems Corp.	323,156	72,872
Automatic Data Processing, Inc.	2,596,866	276,488
Cognizant Technology Solutions Corp. Class A	3,418,668	241,939
CSRA, Inc.	843,310	26,573
DXC Technology Co.	1,643,546	139,701
Fidelity National Information Services, Inc.	1,918,771	178,292
Fiserv, Inc. (b)	1,232,689	152,496
Gartner, Inc. (b)	524,887	63,296
Global Payments, Inc.	885,051	84,514
IBM Corp.	4,962,273	709,754
MasterCard, Inc. Class A	5,444,304	725,726
Paychex, Inc.	1,855,788	105,836
PayPal Holdings, Inc. (b)	6,484,301	399,952
The Western Union Co.	2,735,262	51,751
Total System Services, Inc.	961,341	66,448
Visa, Inc. Class A	10,716,042	1,109,325
		4,875,581
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	4,497,767	58,471
Analog Devices, Inc.	2,130,213	178,235
Applied Materials, Inc.	6,237,401	281,432
Broadcom Ltd.	2,329,594	587,221
Intel Corp.	27,332,074	958,536
KLA-Tencor Corp.	909,887	85,247
Lam Research Corp.	936,290	155,405
Microchip Technology, Inc. (a)	1,331,477	115,572
Micron Technology, Inc. (b)	6,035,975	192,970
NVIDIA Corp.	3,453,511	585,163
Qorvo, Inc. (b)	737,699	54,014
Qualcomm, Inc.	8,575,370	448,235
Skyworks Solutions, Inc.	1,071,024	112,843
Texas Instruments, Inc.	5,782,884	478,938
Xilinx, Inc.	1,439,737	95,109
		4,387,391
Software - 5.1%
Activision Blizzard, Inc.	4,024,467	263,844
Adobe Systems, Inc. (b)	2,871,336	445,516
ANSYS, Inc. (b)	496,243	63,926
Autodesk, Inc. (b)	1,125,699	128,848
CA Technologies, Inc.	1,818,809	60,348
Citrix Systems, Inc. (b)	877,296	68,613
Electronic Arts, Inc. (b)	1,799,471	218,636
Intuit, Inc.	1,412,783	199,838
Microsoft Corp.	44,811,571	3,350,561
Oracle Corp.	17,434,249	877,466
Red Hat, Inc. (b)	1,031,857	110,925
Salesforce.com, Inc. (b)	3,881,037	370,600
Symantec Corp.	3,530,359	105,840
Synopsys, Inc. (b)	872,438	70,161
		6,335,122
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	30,262,277	4,963,022
Hewlett Packard Enterprise Co.	9,662,965	174,513
HP, Inc.	9,770,448	186,420
NetApp, Inc.	1,572,659	60,799
Seagate Technology LLC (a)	1,723,853	54,353
Western Digital Corp.	1,690,433	149,215
Xerox Corp.	1,239,100	39,986
		5,628,308

TOTAL INFORMATION TECHNOLOGY		28,877,366

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,263,718	183,707
Albemarle Corp. U.S.	642,829	74,735
CF Industries Holdings, Inc.	1,353,138	39,227
Eastman Chemical Co.	846,412	72,961
Ecolab, Inc.	1,515,137	201,968
FMC Corp.	777,777	67,060
International Flavors & Fragrances, Inc.	458,365	62,727
LyondellBasell Industries NV Class A	1,917,135	173,673
Monsanto Co.	2,546,938	298,501
PPG Industries, Inc.	1,487,024	155,126
Praxair, Inc.	1,659,200	218,251
Sherwin-Williams Co.	470,266	159,547
The Dow Chemical Co.	13,000,923	866,512
The Mosaic Co.	2,037,380	40,707
		2,614,702
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	363,524	77,063
Vulcan Materials Co.	767,063	93,014
		170,077
Containers & Packaging - 0.4%
Avery Dennison Corp.	514,010	48,451
Ball Corp.	2,032,150	81,266
International Paper Co.	2,396,539	129,102
Packaging Corp. of America	546,787	61,464
Sealed Air Corp.	1,136,542	50,440
WestRock Co.	1,457,434	82,943
		453,666
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	7,725,812	114,188
Newmont Mining Corp.	3,095,002	118,662
Nucor Corp.	1,851,848	102,055
		334,905

TOTAL MATERIALS		3,573,350

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	528,608	64,125
American Tower Corp.	2,466,846	365,217
Apartment Investment & Management Co. Class A	911,390	41,313
AvalonBay Communities, Inc.	799,740	150,135
Boston Properties, Inc.	893,020	107,698
Crown Castle International Corp.	2,336,831	253,406
Digital Realty Trust, Inc.	927,369	109,745
Duke Realty Corp.	2,063,940	61,340
Equinix, Inc.	452,218	211,823
Equity Residential (SBI)	2,131,049	143,100
Essex Property Trust, Inc.	380,751	101,268
Extra Space Storage, Inc.	730,821	56,734
Federal Realty Investment Trust (SBI)	419,279	53,219
General Growth Properties, Inc.	3,381,090	70,158
HCP, Inc.	2,719,695	81,074
Host Hotels & Resorts, Inc.	4,293,643	77,801
Iron Mountain, Inc.	1,425,684	56,200
Kimco Realty Corp.	2,470,595	48,473
Mid-America Apartment Communities, Inc.	659,220	70,181
Prologis, Inc.	3,078,065	195,026
Public Storage	867,775	178,189
Realty Income Corp.	1,584,895	91,227
Regency Centers Corp.	848,966	54,605
SBA Communications Corp. Class A (b)	704,058	108,108
Simon Property Group, Inc.	1,812,043	284,219
SL Green Realty Corp.	591,055	56,966
The Macerich Co.	691,250	36,477
UDR, Inc.	1,552,002	60,249
Ventas, Inc.	2,059,767	140,970
Vornado Realty Trust	999,810	74,476
Welltower, Inc.	2,125,314	155,615
Weyerhaeuser Co.	4,360,682	142,202
		3,701,339
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,745,380	62,973

TOTAL REAL ESTATE		3,764,312

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	35,684,348	1,336,736
CenturyLink, Inc. (a)	3,185,426	62,817
Level 3 Communications, Inc. (b)	1,699,032	92,478
Verizon Communications, Inc.	23,677,557	1,135,812
		2,627,843
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,322,335	56,517
American Electric Power Co., Inc.	2,854,005	210,140
Duke Energy Corp.	4,062,281	354,637
Edison International	1,891,079	151,627
Entergy Corp.	1,041,660	82,468
Eversource Energy	1,839,276	115,874
Exelon Corp.	5,375,271	203,562
FirstEnergy Corp.	2,575,565	83,912
NextEra Energy, Inc.	2,717,321	408,984
PG&E Corp.	2,963,693	208,585
Pinnacle West Capital Corp.	647,519	58,257
PPL Corp.	3,965,298	155,598
Southern Co.	5,772,872	278,599
Xcel Energy, Inc.	2,947,168	145,885
		2,514,645
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,834,610	45,700
The AES Corp.	3,831,621	42,301
		88,001
Multi-Utilities - 1.1%
Ameren Corp.	1,408,307	84,484
CenterPoint Energy, Inc.	2,501,416	74,092
CMS Energy Corp.	1,627,811	79,014
Consolidated Edison, Inc.	1,772,493	149,368
Dominion Resources, Inc.	3,650,773	287,571
DTE Energy Co.	1,041,202	116,948
NiSource, Inc.	1,877,352	50,444
Public Service Enterprise Group, Inc.	2,936,233	137,533
SCANA Corp.	829,522	50,087
Sempra Energy	1,455,878	171,692
WEC Energy Group, Inc.	1,831,690	119,463
		1,320,696
Water Utilities - 0.0%
American Water Works Co., Inc.	1,034,260	83,672

TOTAL UTILITIES		4,007,014

TOTAL COMMON STOCKS
(Cost $68,507,718)		122,923,175
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% 10/12/17 (c)
(Cost $29,970)	30,000	29,962
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.11% (d)	524	$1
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	1,063,669,111	1,063,775
TOTAL MONEY MARKET FUNDS
(Cost $1,063,677)		1,063,776
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $69,601,365)		124,016,913
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(867,739)
NET ASSETS - 100%		$123,149,174

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,963	Sept. 2017	$242,440	$4,236	$4,236

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,186,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,096
Fidelity Securities Lending Cash Central Fund	1,121
Total	$2,217

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,806,059	$14,806,059	$--	$--
Consumer Staples	10,414,806	10,414,806	--	--
Energy	6,962,604	6,962,604	--	--
Financials	17,479,050	17,479,050	--	--
Health Care	18,001,580	18,001,580	--	--
Industrials	12,409,191	12,409,191	--	--
Information Technology	28,877,366	28,877,366	--	--
Materials	3,573,350	3,573,350	--	--
Real Estate	3,764,312	3,764,312	--	--
Telecommunication Services	2,627,843	2,627,843	--	--
Utilities	4,007,014	4,007,014	--	--
U.S. Government and Government Agency Obligations	29,962	--	29,962	--
Money Market Funds	1,063,776	1,063,776	--	--
Total Investments in Securities:	$124,016,913	$123,986,951	$29,962	$--
Derivative Instruments:
Assets
Futures Contracts	$4,236	$4,236	$--	$--
Total Assets	$4,236	$4,236	$--	$--
Total Derivative Instruments:	$4,236	$4,236	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$4,236	$0
Total Equity Risk	4,236	0
Total Value of Derivatives	$4,236	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,046,845) — See accompanying schedule: Unaffiliated issuers (cost $68,537,688)	$122,953,137
Fidelity Central Funds (cost $1,063,677)	1,063,776
Total Investment in Securities (cost $69,601,365)		$124,016,913
Cash		1
Receivable for investments sold		699,669
Receivable for fund shares sold		90,080
Dividends receivable		273,008
Distributions receivable from Fidelity Central Funds		397
Receivable for daily variation margin on futures contracts		1,506
Other receivables		2,821
Total assets		125,084,395
Liabilities
Payable for investments purchased	$540,755
Payable for fund shares redeemed	292,370
Accrued management fee	1,531
Notes payable to affiliates	32,294
Other affiliated payables	1,811
Other payables and accrued expenses	2,824
Collateral on securities loaned	1,063,636
Total liabilities		1,935,221
Net Assets		$123,149,174
Net Assets consist of:
Paid in capital		$67,576,541
Undistributed net investment income		517,302
Accumulated undistributed net realized gain (loss) on investments		635,547
Net unrealized appreciation (depreciation) on investments		54,419,784
Net Assets		$123,149,174
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,791,720 ÷ 43,727 shares)		$86.71
Premium Class:
Net Asset Value, offering price and redemption price per share ($69,085,329 ÷ 796,560 shares)		$86.73
Institutional Class:
Net Asset Value, offering price and redemption price per share ($33,810,221 ÷ 389,818 shares)		$86.73
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($16,461,904 ÷ 189,800 shares)		$86.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$1,271,841
Interest		120
Income from Fidelity Central Funds		2,217
Total income		1,274,178
Expenses
Management fee	$8,975
Transfer agent fees	14,111
Independent trustees' fees and expenses	240
Appreciation in deferred trustee compensation account	1
Legal	85
Interest	2
Miscellaneous	188
Total expenses before reductions	23,602
Expense reductions	(10)	23,592
Net investment income (loss)		1,250,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,201,987
Fidelity Central Funds	28
Futures contracts	36,923
Total net realized gain (loss)		1,238,938
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,083,595
Fidelity Central Funds	99
Futures contracts	(21,797)
Total change in net unrealized appreciation (depreciation)		4,061,897
Net gain (loss)		5,300,835
Net increase (decrease) in net assets resulting from operations		$6,551,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,250,586	$2,117,384
Net realized gain (loss)	1,238,938	648,777
Change in net unrealized appreciation (depreciation)	4,061,897	19,684,467
Net increase (decrease) in net assets resulting from operations	6,551,421	22,450,628
Distributions to shareholders from net investment income	(1,093,137)	(2,077,274)
Distributions to shareholders from net realized gain	(186,054)	(545,764)
Total distributions	(1,279,191)	(2,623,038)
Share transactions - net increase (decrease)	1,091,736	9,525,609
Total increase (decrease) in net assets	6,363,966	29,353,199
Net Assets
Beginning of period	116,785,208	87,432,009
End of period	$123,149,174	$116,785,208
Other Information
Undistributed net investment income end of period	$517,302	$359,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$82.98	$68.13	$74.71	$66.10	$53.81	$48.49
Income from Investment Operations
Net investment income (loss)B	.86	1.54	1.45	1.44	1.19	1.10
Net realized and unrealized gain (loss)	3.75	15.23	(6.05)	8.64	12.26	5.28
Total from investment operations	4.61	16.77	(4.60)	10.08	13.45	6.38
Distributions from net investment income	(.75)	(1.52)	(1.52)	(1.31)	(1.16)	(1.06)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.88)	(1.92)	(1.98)	(1.47)	(1.16)	(1.06)
Net asset value, end of period	$86.71	$82.98	$68.13	$74.71	$66.10	$53.81
Total ReturnC,D	5.60%	24.88%	(6.26)%	15.40%	25.27%	13.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%G	2.04%	2.02%	2.06%	1.98%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$3,792	$3,823	$7,635	$7,315	$5,751	$4,705
Portfolio turnover rateH	6%G,I	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$82.99	$68.15	$74.72	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	.88	1.58	1.48	1.48	1.22	1.13
Net realized and unrealized gain (loss)	3.76	15.21	(6.04)	8.63	12.26	5.27
Total from investment operations	4.64	16.79	(4.56)	10.11	13.48	6.40
Distributions from net investment income	(.77)	(1.55)	(1.55)	(1.34)	(1.19)	(1.08)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.90)	(1.95)	(2.01)	(1.50)	(1.19)	(1.08)
Net asset value, end of period	$86.73	$82.99	$68.15	$74.72	$66.11	$53.82
Total ReturnC,D	5.64%	24.91%	(6.21)%	15.45%	25.32%	13.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%G	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%G	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	2.09%G	2.08%	2.06%	2.11%	2.02%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$69,085	$66,051	$49,215	$49,784	$38,736	$28,996
Portfolio turnover rateH	6%G,I	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	.89	1.59	1.49	1.48	1.22	1.13
Net realized and unrealized gain (loss)	3.74	15.22	(6.05)	8.64	12.26	5.28
Total from investment operations	4.63	16.81	(4.56)	10.12	13.48	6.41
Distributions from net investment income	(.77)	(1.56)	(1.56)	(1.35)	(1.19)	(1.09)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.90)	(1.96)	(2.02)	(1.50)C	(1.19)	(1.09)
Net asset value, end of period	$86.73	$83.00	$68.15	$74.73	$66.11	$53.82
Total ReturnD,E	5.63%	24.94%	(6.21)%	15.47%	25.33%	13.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%H	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.09%H	2.09%	2.07%	2.12%	2.03%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$33,810	$32,087	$23,860	$25,621	$22,636	$17,703
Portfolio turnover rateI	6%H,J	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.00	$68.15	$74.73	$66.11	$53.83	$48.50
Income from Investment Operations
Net investment income (loss)B	.89	1.61	1.50	1.50	1.24	1.14
Net realized and unrealized gain (loss)	3.75	15.21	(6.05)	8.64	12.24	5.29
Total from investment operations	4.64	16.82	(4.55)	10.14	13.48	6.43
Distributions from net investment income	(.78)	(1.58)	(1.57)	(1.36)	(1.20)	(1.10)
Distributions from net realized gain	(.13)	(.40)	(.46)	(.16)	–	–
Total distributions	(.91)	(1.97)C	(2.03)	(1.52)	(1.20)	(1.10)
Net asset value, end of period	$86.73	$83.00	$68.15	$74.73	$66.11	$53.83
Total ReturnD,E	5.64%	24.97%	(6.19)%	15.50%	25.34%	13.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	2.11%H	2.11%	2.09%	2.14%	2.05%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$16,462	$14,824	$6,722	$6,217	$3,506	$1,912
Portfolio turnover rateI	6%H,J	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,319,004
Gross unrealized depreciation	(3,386,872)
Net unrealized appreciation (depreciation)	$53,932,132
Tax cost	$70,089,017

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $36,923 and a change in net unrealized appreciation (depreciation) of ($21,797) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $6,917,059 and $3,752,156, respectively.

Redemptions In-Kind. During the period, 18,388,043 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318,182. The net realized gain of $1,107,402,193 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2017, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.030%
Institutional Premium Class	.015%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .045%, .035% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$1,437.075
Premium Class	9,541.028
Institutional Class	3,133.019
	$14,111

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,201	1.35%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $188 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,121.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Investor Class	$34,014	$103,371
Premium Class	612,916	1,163,534
Institutional Class	298,100	571,931
Institutional Premium Class	148,107	238,438
Total	$1,093,137	$2,077,274
From net realized gain
Investor Class	$6,052	$21,275
Premium Class	104,764	305,450
Institutional Class	50,048	149,467
Institutional Premium Class	25,190	69,572
Total	$186,054	$545,764

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Investor Class
Shares sold	14,800	52,360	$1,247,327	$3,969,866
Reinvestment of distributions	444	1,552	37,043	117,535
Shares redeemed	(17,587)	(119,903)	(1,482,193)	(8,989,547)
Net increase (decrease)	(2,343)	(65,991)	$(197,823)	$(4,902,146)
Premium Class
Shares sold	84,560	207,763	$7,124,710	$15,845,150
Reinvestment of distributions	7,983	17,738	666,591	1,356,321
Shares redeemed	(91,838)(a)	(151,849)	(7,735,337)(a)	(11,521,839)
Net increase (decrease)	705	73,652	$55,964	$5,679,632
Institutional Class
Shares sold	64,785	137,895	$5,464,486	$10,500,882
Reinvestment of distributions	4,102	9,370	342,601	716,383
Shares redeemed	(65,670)(a)	(110,790)	(5,518,597)(a)	(8,442,330)
Net increase (decrease)	3,217	36,475	$288,490	$2,774,935
Institutional Premium Class
Shares sold	35,881	104,472	$3,007,139	$7,851,293
Reinvestment of distributions	2,074	3,986	173,132	306,104
Shares redeemed	(26,761)	(28,482)	(2,235,166)	(2,184,209)
Net increase (decrease)	11,194	79,976	$945,105	$5,973,188

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.09%
Actual		$1,000.00	$1,056.00	$.47
Hypothetical-C		$1,000.00	$1,024.75	$.46
Premium Class	.04%
Actual		$1,000.00	$1,056.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Class	.03%
Actual		$1,000.00	$1,056.30	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,056.40	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

Furthermore, the Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.025% to 0.015%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.035% (0.03% effective August 1, 2017); Institutional Premium Class: 0.015%; Investor Class: 0.09%; and Premium Class: 0.045% (0.035% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to increases in fees or expenses payable by Investor Class above 0.10% and Premium Class above 0.07%, by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UEI-SANN-1017
1.536672.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017